    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 17, 1996

                                                      REGISTRATION NOS. 33-54047
                                                                        811-7185
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                            ------------------------

                   FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT      /X/
                    OF 1933
          PRE-EFFECTIVE AMENDMENT NO.                / /
         POST-EFFECTIVE AMENDMENT NO. 4              /X/
                     AND/OR
  REGISTRATION STATEMENT UNDER THE INVESTMENT        /X/
              COMPANY ACT OF 1940
                AMENDMENT NO. 5                      /X/
        (CHECK APPROPRIATE BOX OR BOXES)

                            ------------------------

                DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 392-1600

                              SHELDON CURTIS, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                            DAVID M. BUTOWSKY, ESQ.
                             GORDON ALTMAN BUTOWSKY
                             WELTZEN SHALOV & WEIN
                              114 WEST 47TH STREET
                            NEW YORK, NEW YORK 10036

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

       ____ immediately upon filing pursuant to paragraph (b)
       ___ on (date) pursuant to paragraph (b)
       ____ 60 days after filing pursuant to paragraph (a)
       _X_ on December 31, 1996 pursuant to paragraph (a) of rule 485.

THE REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF ITS SHARES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO SECTION (A)(1) OF RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. THE REGISTRANT HAS FILED THE RULE 24F-2 NOTICE FOR ITS FISCAL YEAR ENDED DECEMBER 31, 1995 WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 27, 1996.

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES

                             CROSS-REFERENCE SHEET

                                   FORM N-1A

ITEM                                                                           CAPTION
----------------------------------------------  ---------------------------------------------------------------------
PART A                                                                       PROSPECTUS
 1.  .........................................  Cover Page
 2.  .........................................  Prospectus Summary
 3.  .........................................  Not applicable
 4.  .........................................  Investment Objectives and Policies; The Fund and its Management;
                                                 Cover Page; Investment Restrictions; Prospectus Summary
 5.  .........................................  The Fund and its Management; Investment Objectives and Policies
 6.  .........................................  Dividends, Distributions and Taxes; Additional Information
 7.  .........................................  Purchase of Fund Shares; Prospectus Summary
 8.  .........................................  Redemption of Fund Shares
 9.  .........................................  Not Applicable

PART B                                                           STATEMENT OF ADDITIONAL INFORMATION
10.  .........................................  Cover Page
11.  .........................................  Table of Contents
12.  .........................................  The Fund and its Management
13.  .........................................  Investment Practices and Policies; Investment Restrictions; Portfolio
                                                 Transactions and Brokerage
14.  .........................................  The Fund and its Management; Trustees and Officers
15.  .........................................  The Fund and its Management; Trustees and Officers
16.  .........................................  The Fund and its Management; Custodian and Transfer Agent;
                                                 Independent Accountants
17.  .........................................  Portfolio Transactions and Brokerage
18.  .........................................  Description of Shares of the Fund
19.  .........................................  Purchase and Redemption of Fund Shares; Financial Statements
20.  .........................................  Dividends, Distributions and Taxes; Financial Statements
21.  .........................................  Purchase and Redemption of Fund Shares
22.  .........................................  Performance Information
23.  .........................................  Experts; Financial Statements

PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                       PROSPECTUS DATED DECEMBER 31, 1996


                DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES
                TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048
                        (212) 392-2550 OR (800) 869-NEWS


DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES (the "Fund") is an open-end diversified investment company which is intended to provide a broad range of investment alternatives with its thirteen separate Portfolios, each of which has distinct investment objectives and policies.


    - THE MONEY MARKET PORTFOLIO
    - THE NORTH AMERICAN GOVERNMENT
      SECURITIES PORTFOLIO
    - THE DIVERSIFIED INCOME PORTFOLIO
    - THE BALANCED PORTFOLIO
    - THE UTILITIES PORTFOLIO
    - THE DIVIDEND GROWTH PORTFOLIO
    - THE VALUE-ADDED MARKET PORTFOLIO
    - THE CORE EQUITY PORTFOLIO
    - THE AMERICAN VALUE PORTFOLIO

    - THE MID-CAP GROWTH PORTFOLIO

    - THE GLOBAL EQUITY PORTFOLIO
    - THE DEVELOPING GROWTH PORTFOLIO
    - THE EMERGING MARKETS PORTFOLIO

There can be no assurance that the investment objectives of the Portfolios will be achieved. SEE "Prospectus Summary" and "Investment Objectives and Policies."

AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THE EMERGING MARKETS PORTFOLIO MAY INVEST UP TO 35% OF ITS TOTAL ASSETS IN HIGH RISK DEBT SECURITIES WHICH ARE UNRATED OR RATED BELOW INVESTMENT GRADE (SUCH SECURITIES ARE COMMONLY KNOWN AS "JUNK BONDS"). IN ADDITION, INVESTORS IN THE EMERGING MARKETS PORTFOLIO SHOULD BE COGNIZANT OF THE FACT THAT INVESTMENTS IN EMERGING MARKET COUNTRIES INVOLVE CERTAIN SPECIAL RISK FACTORS AND THEREFORE MAY NOT BE SUITABLE FOR ALL INVESTORS.

SHARES OF THE PORTFOLIOS OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

Currently, shares of the Fund will be sold only to (1) Hartford Life Insurance Company to fund the benefits under certain flexible premium deferred variable annuity contracts and certain flexible premium variable life insurance policies it issues, and to (2) ITT Hartford Life and Annuity Insurance Company to fund the benefits under certain flexible premium deferred variable annuity contracts and certain flexible premium variable life insurance policies it issues. The variable annuity contracts issued by Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company (the "Companies") are sometimes referred to as the "Variable Annuity Contracts." The variable life insurance policies issued by the Companies are sometimes referred to as the "Variable Life Policies," and the Variable Annuity Contracts and the Variable Life Policies are sometimes referred to as the "Contracts." In the future, shares may be sold to affiliated or non-affiliated entities of the Companies. The Companies will invest in shares of the Fund in accordance with allocation instructions received from Contract Owners, which allocation rights are further described in the Prospectus for the Contracts. The Companies will redeem shares to the extent necessary to provide benefits under the Contracts.


This Prospectus sets forth concisely the information you should know before allocating your investment under your Contract to the Fund. It should be read and retained for future reference. Additional information about the Fund is contained in the Statement of Additional Information, dated December 31, 1996, which has been filed with the Securities and Exchange Commission, and which is available at no charge upon request of the Fund at the address or telephone numbers listed on this page. The Statement of Additional Information is incorporated herein by reference.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
 AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
  ACCURACY OR ADEQUACY     OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                           --------------------------

              DEAN WITTER INTERCAPITAL INC. -- Investment Manager

This Prospectus must be accompanied by a current Prospectus for the Variable Annuity Contracts or Variable Life Policies issued by Hartford Life Insurance Company or ITT Hartford Life and Annuity Insurance Company. Both Prospectuses should be read and retained for future reference.

Table of Contents
          ------------------------------------------------------------


                                          Page
------------------------------------------------
  Prospectus Summary                        3
------------------------------------------------
  Financial Highlights                      8
------------------------------------------------
  The Fund and its Management               10
------------------------------------------------
  Investment Objectives and Policies        11
------------------------------------------------
    The Money Market Portfolio              11
------------------------------------------------
    The North American Government
     Securities Portfolio                   12
------------------------------------------------
    The Diversified Income Portfolio        15
------------------------------------------------
    The Balanced Portfolio                  18
------------------------------------------------
    The Utilities Portfolio                 18
------------------------------------------------
    The Dividend Growth Portfolio           20
------------------------------------------------
    The Value-Added Market Portfolio        20
------------------------------------------------
    The Core Equity Portfolio               22
------------------------------------------------
    The American Value Portfolio            22
------------------------------------------------
    The Mid-Cap Growth Portfolio            23
------------------------------------------------
    The Global Equity Portfolio             25
------------------------------------------------
    The Developing Growth Portfolio         25
------------------------------------------------
    The Emerging Markets Portfolio          26
------------------------------------------------
    General Portfolio Techniques            29
------------------------------------------------
  Investment Restrictions                   44
------------------------------------------------
  Determination of Net Asset Value          45
------------------------------------------------
  Purchase of Fund Shares                   46
------------------------------------------------
  Redemption of Fund Shares                 46
------------------------------------------------
  Dividends, Distributions and Taxes        46
------------------------------------------------
  Performance Information                   47
------------------------------------------------
  Additional Information                    48
------------------------------------------------
  Appendix--Ratings of Investments          50
------------------------------------------------


                              2   - PROSPECTUS

Prospectus Summary
          ------------------------------------------------------------


THE                The Fund is organized as a Massachusetts business trust and is an open-end
FUND               diversified management investment company. The Fund is comprised of thirteen separate portfolios: the MONEY MARKET PORTFOLIO, the NORTH
                   AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO,
                   the BALANCED PORTFOLIO, the UTILITIES PORTFOLIO, the DIVIDEND GROWTH
                   PORTFOLIO, the VALUE-ADDED MARKET PORTFOLIO, the CORE EQUITY PORTFOLIO, the
                   AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY
                   PORTFOLIO, the DEVELOPING GROWTH PORTFOLIO and the EMERGING MARKETS
                   PORTFOLIO (see pages 11 through 29). The Trustees of the Fund may establish additional Portfolios at any time. To the extent that shares are sold to the Companies in order to fund the benefits under Contracts, the structure of the Fund permits Contract Owners, within the limitations described in the Contracts, to allocate the investments underlying the Contracts in response to or in anticipation of changes in market or economic conditions.
                   See the Prospectus for the Contracts for a description of the relationship between increases or decreases in the net asset value of Fund shares and any distributions on such shares, and benefits provided under a Contract.

                   Each Portfolio is managed for investment purposes as if it were a separate fund issuing a separate class of shares of beneficial interest, with $.01 par value. The assets of each Portfolio are segregated, so that an interest in the Fund is limited to the assets of the Portfolio in which shares are held and shareholders, such as the Companies, are each entitled to a pro rata share of all dividends and distributions arising from the net investment income and capital gains, if any, of such Portfolio (see pages
                   46 and 48).
----------------------------------------------------------------------------------------------
INVESTMENT         Each Portfolio has distinct investment objectives and policies, and is
OBJECTIVES AND     subject to various investment restrictions, some of which apply to all the
POLICIES           Portfolios. The MONEY MARKET PORTFOLIO seeks high current income, preservation of capital and liquidity by investing in the following money market instruments: U.S. Government securities, obligations of U.S.
                   regulated banks and savings institutions having total assets of more than
                   $1 billion, or less than $1 billion if such are fully federally insured as to principal (the interest may not be insured), and high grade corporate debt obligations maturing in thirteen months or less (see pages 11-12 ).
                   The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO seeks to earn a high level of current income while maintaining relatively low volatility of principal, by investing primarily in investment grade fixed-income securities issued or guaranteed by the U.S., Canadian or Mexican governments (see pages 12-15). The DIVERSIFIED INCOME PORTFOLIO seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective, by equally allocating its assets among three separate groupings of fixed-income securities. Up to one-third of the securities in which the DIVERSIFIED INCOME PORTFOLIO may invest will include securities rated Baa/BBB or lower (such securities are commonly known as "junk bonds") (see pages 15-18). The BALANCED PORTFOLIO seeks to achieve high total return through a combination of income and capital appreciation, by investing in a diversified portfolio of common stocks and investment grade fixed-income securities (see page 18). The UTILITIES
                   PORTFOLIO seeks to provide current income and long-term growth of income and capital by investing in equity and fixed-income securities of companies in the public utilities industry (see pages 18-20). The DIVIDEND GROWTH
                   PORTFOLIO seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends (see page 20). The VALUE-ADDED MARKET PORTFOLIO seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income, by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500 Composite Stock Price Index
                   (see pages 20-21). The CORE EQUITY PORTFOLIO seeks long-term growth of capital by investing


                              3   - PROSPECTUS

                   primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies (see page 22). The AMERICAN VALUE
                   PORTFOLIO seeks long-term capital growth consistent with an effort to reduce volatility, by investing principally in common stock of companies in industries which, at the time of the investment, are believed to be attractively valued given their above average relative earnings growth potential at that time (see pages 22-23). The MID-CAP GROWTH PORTFOLIO seeks long-term capital growth by investing primarily in equity securities of "mid-cap" companies (that is, companies whose equity market capitalization falls within the range of $250 million to $5 billion) (see pages 23-24). The GLOBAL EQUITY PORTFOLIO seeks a high level of total return on its assets primarily through long-term capital growth and, to a lesser extent, from income, through investments in all types of common stocks and equivalents (such as convertible securities and warrants), preferred stocks and bonds and other debt obligations of domestic and foreign companies and governments and international organizations (see page
                   25). The DEVELOPING GROWTH PORTFOLIO seeks long-term capital growth by investing primarily in common stocks of smaller and medium-sized companies that, in the opinion of the Investment Manager, have the potential for growing more rapidly than the economy and which may benefit from new products or services, technological developments or changes in management
                   (see pages 25-26). The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging market countries. The EMERGING MARKETS PORTFOLIO may invest up to
                   35% of its total assets in high risk fixed-income securities that are rated below investment grade or are unrated (commonly referred to as "junk bonds") (see pages 26-29).

                   Contract Owners should review the investment objectives and policies of the
                   Portfolios carefully to consider their ability to assume the risks involved in allocating the investments underlying the Contracts (see pages 11-44 and
                   "Special Risk Considerations" below).
----------------------------------------------------------------------------------------------
SPECIAL            The MONEY MARKET PORTFOLIO invests solely in U.S. Government securities,
RISK               high quality corporate debt obligations and obligations of banks and
CONSIDERATIONS     savings and loan associations having assets of $1 billion or more and certificates of deposit which are fully insured as to principal;
                   consequently, the portfolio securities of the Portfolio are subject to minimal risk of loss of income and principal. The Portfolio may enter into repurchase agreements and reverse repurchase agreements. Although the MONEY
                   MARKET PORTFOLIO will attempt to maintain a constant net asset value per share of $1.00, there can be no assurance that the $1.00 net asset value can be maintained.

                   The net asset value of the shares of each Portfolio other than the MONEY
                   MARKET PORTFOLIO will fluctuate with changes in the market value of its portfolio holdings. The market value of the Portfolios' securities will increase or decrease due to a variety of economic, market and political factors which cannot be predicted. A decline in prevailing interest rates generally increases the value of fixed-income securities, while an increase in rates generally reduces the value of those securities. Dividends payable by each Portfolio will vary in relation to the amounts of dividends and/or interest paid by its securities holdings. The NORTH AMERICAN GOVERNMENT
                   SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO and the BALANCED
                   PORTFOLIO may invest in mortgage-backed and asset-backed securities.
                   Mortgage-backed securities are subject to prepayments or refinancings of the mortgage pools underlying such securities which
                   may have an impact upon the yield and the net asset value of the
                   Portfolio's shares. Certain derivative mortgage-backed securities in which these Portfolios invest are extremely sensitive to changes in interest rates and in prepayment rates on the underlying mortgage assets, and as a result may be highly volatile. Asset-backed securities involve risks resulting from the fact that such securities do not usually contain the complete benefit of a security interest in the related collateral. Each
                   Portfolio other than the MONEY MARKET PORTFOLIO may invest, to a different extent, in foreign securities. The foreign securities markets in which the
                   Portfolios may invest pose different and generally greater risks than those risks customarily associated with domestic securities and markets including fluctuations in foreign currency exchange rates, foreign tax rates and foreign securities exchange controls. The NORTH AMERICAN GOVERNMENT
                   SECURITIES PORTFOLIO


                              4   - PROSPECTUS

                   may invest a significant portion of its assets in securities issued and guaranteed by the governments of Canada and Mexico. The Canadian mortgage-backed securities market is of recent origin and is less well developed and less liquid than the U.S. market. It should be recognized that the Canadian and Mexican debt securities in which the Portfolio will invest pose different and greater risks than those customarily associated with U.S. debt securities, including (i) the risks associated with international investments generally, such as fluctuations in foreign currency exchange rates, (ii) the risks of investing in Canada and Mexico, which have smaller, less liquid debt markets, such as limited liquidity, price volatility, custodial and settlement issues, and (iii) specific risks associated with the Mexican economy, including high levels of inflation, large amounts of debt and political and social uncertainties. The NORTH
                   AMERICAN GOVERNMENT SECURITIES PORTFOLIO may employ the use of inverse floater classes of collateralized mortgage obligations. These securities exhibit greater price volatility, and may be less liquid, than the majority of mortgage pass-through securities or CMOs. Each Portfolio may enter into repurchase agreements. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO,
                   the DIVERSIFIED INCOME PORTFOLIO and the BALANCED PORTFOLIO may utilize the speculative technique known as leverage through the use of reverse repurchase agreements and dollar rolls, which entail additional risks; the
                   DEVELOPING GROWTH PORTFOLIO may seek to enhance its capital appreciation by leveraging its investments through purchasing securities with borrowed funds. Certain of the high yield, high risk fixed-income securities in which the DIVERSIFIED INCOME PORTFOLIO and the EMERGING MARKETS PORTFOLIO
                   may invest are subject to greater risk of loss of income and principal than higher-rated lower yielding fixed-income securities; investors in these
                   Portfolios should carefully consider the relative risks of investing in high yield securities (commonly referred to as "junk bonds") and should be cognizant of the fact that such securities are not generally meant for short-term investing. The UTILITIES PORTFOLIO will concentrate its investments in utilities securities. The public utilities industry has certain characteristics and risks, and developments within that industry will have an impact on the UTILITIES PORTFOLIO. The value of public utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. The AMERICAN
                   VALUE PORTFOLIO's emphasis on attractive industries may run contrary to general market assessments and may involve risks associated with departure from typical S&P 500 industry weightings. It should be recognized that the
                   AMERICAN VALUE PORTFOLIO's investments in small and medium-capitalization companies, and the MID-CAP GROWTH PORTFOLIO's investments in medium-capitalization companies, involves greater risk than is customarily associated with investing in larger, more established companies. The NORTH
                   AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO,
                   the BALANCED PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING
                   MARKETS PORTFOLIO may enter into forward foreign currency exchange contracts. The investment by the EMERGING MARKETS PORTFOLIO in emerging market country securities involves certain risks not typically associated with investing in securities of United States issuers, including (i)
                   potential price volatility and reduced liquidity of securities traded on emerging market country securities markets, (ii) in some cases, lack of satisfactory custodial arrangements and delays in settlement of securities transactions in emerging market countries, (iii) generally higher brokerage commissions and other transaction costs on securities exchanges in emerging market countries, (iv) political and economic risks, including the risk of nationalization or expropriation of assets, higher rates of inflation and the risk of war, (v) currency fluctuations and devaluations in the value of the foreign currency in which the Portfolio's investments are denominated,
                   (vi) the cost of converting foreign currency into U.S. dollars and (vii)
                   restrictions on foreign investment and on repatriation of capital invested in emerging market countries. In addition, accounting, auditing, financial and other reporting standards in emerging market countries are not equivalent to U.S. standards and, therefore, disclosure of certain material information may not be made and less information may be available to investors investing in emerging market countries than in the United States.
                   There is also generally less governmental regulation of the securities industry in emerging market countries than in the United States.


                              5   - PROSPECTUS

                   Moreover, it may be more difficult to obtain a judgment in a court outside the United States. Many of the emerging market countries in which the
                   EMERGING MARKETS PORTFOLIO may invest may be subject to a greater degree of economic, political and social instability than is the case in the United
                   States and Western European countries. The NORTH AMERICAN GOVERNMENT
                   SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the UTILITIES
                   PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the
                   GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may enter into various options and futures transactions; each of these Portfolios and the
                   VALUE-ADDED MARKET PORTFOLIO may write call options on securities held in its portfolio without limit. Certain of the Portfolios of the Fund may experience high portfolio turnover rates with corresponding higher transaction expenses.

                   Contract Owners are directed to the discussion of repurchase agreements
                   (page 37), reverse repurchase agreements and dollar rolls (page 37), mortgage-backed securities (page 29), asset-backed securities (page 32), foreign securities (page 33), Canadian government securities (page 13),
                   Mexican government securities (page 14), leveraging (page 26), lower-rated securities (page 36), "mid-cap" stocks (page 24), public utilities securities (page 19), forward foreign currency exchange contracts (page
                   34), emerging market country securities (page 28), portfolio trading (page
                   42), options and futures transactions (page 40), warrants (page 39), zero coupon securities (page 39), when-issued and delayed delivery securities and forward commitments (page 38) and "when, as and if issued" securities
                   (page 38), concerning risks associated with such securities and management techniques. The Fund is a single diversified investment company, consisting of thirteen Portfolios, and each Portfolio itself is diversified.
                   Diversification does not eliminate investment risk.
 -------------------------------------------------------------------------------------------
INVESTMENT         Dean Witter InterCapital Inc., the Investment Manager of the Fund, and its
MANAGER            wholly-owned subsidiary, Dean Witter Services Company Inc., serve in various investment management, advisory, management and administrative capacities to 100 investment companies and other portfolios with assets of
                   approximately $   billion at November 30, 1996 (see page 10).
 -------------------------------------------------------------------------------------------
MANAGEMENT         The Investment Manager receives monthly fees at the following annual rates
FEE                of the daily net assets of the respective Portfolios of the Fund: MONEY
                   MARKET PORTFOLIO -- 0.50%; NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO
                   -- 0.65%; DIVERSIFIED INCOME PORTFOLIO -- 0.40%; BALANCED PORTFOLIO --
                   0.75%; UTILITIES PORTFOLIO -- 0.65%; DIVIDEND GROWTH PORTFOLIO -- 0.625%;
                   VALUE-ADDED MARKET PORTFOLIO -- 0.50%; CORE EQUITY PORTFOLIO -- 0.85%;
                   AMERICAN VALUE PORTFOLIO -- 0.625%; MID-CAP GROWTH PORTFOLIO --    %;
                   GLOBAL EQUITY PORTFOLIO -- 1.0%; DEVELOPING GROWTH PORTFOLIO -- 0.50%; and
                   EMERGING MARKETS PORTFOLIO -- 1.25%. The management fees for the BALANCED
                   PORTFOLIO, the UTILITIES PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CORE
                   EQUITY PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH
                   PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO
                   are higher than those paid by most investment companies (see page 10).
 -------------------------------------------------------------------------------------------
SUB-ADVISER        TCW Funds Management, Inc. (the "Sub-Adviser") has been retained by the
                   Investment Manager to provide investment advice and manage the portfolios of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the BALANCED
                   PORTFOLIO, the CORE EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO,
                   subject to the overall supervision of the Investment Manager. The
                   Sub-Adviser also serves as adviser to fourteen investment companies for which Dean Witter Services Company Inc. serves as manager, and, at November
                   30, 1996, had approximately $  billion under management or committed to management in various fiduciary or advisory capacities, primarily from institutional investors (see page 10).
 -------------------------------------------------------------------------------------------
SUB-ADVISORY       The Sub-Adviser receives monthly fees from the Investment Manager equal to
FEE                40% of the Investment Manager's monthly fee in respect of each of the NORTH
                   AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the BALANCED PORTFOLIO, the CORE
                   EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO (see page 10).
 -------------------------------------------------------------------------------------------


                              6   - PROSPECTUS

SHAREHOLDERS       Currently, shares are sold only to (1) Hartford Life Insurance Company for allocation to certain of its separate accounts to fund the benefits under certain flexible premium deferred variable annuity contracts and certain flexible premium variable life insurance policies it issues, and to (2) ITT
                   Hartford Life and Annuity Insurance Company for allocation to certain of its separate accounts to fund the benefits under certain flexible premium deferred variable annuity contracts and certain flexible premium variable life insurance policies it issues. Such separate accounts are sometimes referred to individually as an "Account" and collectively as the
                   "Accounts." The variable annuity contracts issued by Hartford Life
                   Insurance Company and ITT Hartford Life and Annuity Insurance Company (the
                   "Companies") are somtimes referred to as the "Variable Annuity Contracts."
                   The variable life insurance policies issued by the Companies are sometimes referred to as the "Variable Life Policies," and the Variable Annuity
                   Contracts and the Variable Life Policies are sometimes referred to as the
                   "Contracts". Accordingly, the interest of the Contract Owner with respect to the Fund is subject to the terms of the Contract and is described in the
                   Prospectus for the Contracts, which should be reviewed carefully by a person considering the purchase of a Contract. The Prospectus for the
                   Contracts describes the relationship between increases or decreases in the net asset value of Fund shares and any distributions on such shares, and the benefits provided under a Contract. The rights of the Companies as shareholders of the Fund should be distinguished from the rights of a
                   Contract Owner which are described in the Contract. In the future, shares may be allocated to certain other separate accounts or sold to affiliated or non-affiliated entities of the Companies. ITT Hartford Life and Annuity
                   Insurance Company is a wholly-owned indirect subsidiary of Hartford Life
                   Insurance Company. As long as shares of the Fund are sold only to the
                   Companies, the term "shareholder" or "shareholders" in this Prospectus shall refer to the Companies. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity separate accounts to invest in the same underlying fund (see pages 46 and 48).
 -------------------------------------------------------------------------------------------
PURCHASES AND      Shares of the Fund are sold and redeemed at net asset value, I.E., without
REDEMPTIONS        sales charge (see page 46).


--------------------------------------------------------------------------------

THE ABOVE IS QUALIFIED IN ITS ENTIRETY BY THE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION, AND THE PROSPECTUS FOR THE VARIABLE ANNUITY CONTRACTS OR THE VARIABLE LIFE POLICIES.

                              7   - PROSPECTUS

Financial Highlights
          ------------------------------------------------------------


The following ratios and per share data for a share of beneficial interest outstanding throughout each period for each of the periods through December 31, 1995 for each of the MONEY MARKET PORTFOLIO, the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the BALANCED PORTFOLIO, the UTILITIES PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the VALUE-ADDED MARKET PORTFOLIO, the CORE EQUITY PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the GLOBAL EQUITY PORTFOLIO, the DEVELOPING GROWTH PORTFOLIO and the EMERGING MARKETS PORTFOLIO have been audited by Price Waterhouse LLP, independent accountants. The information for the period ended June 30, 1996 is unaudited. The financial



                          NET ASSET               NET REALIZED
                            VALUE       NET            AND       TOTAL FROM      LESS      NET ASSET     TOTAL
       YEAR ENDED         BEGINNING  INVESTMENT    UNREALIZED    INVESTMENT  DIVIDENDS TO  VALUE END   INVESTMENT
       DECEMBER 31        OF PERIOD    INCOME      GAIN (LOSS)   OPERATIONS  SHAREHOLDERS  OF PERIOD    RETURN+
      ------------        ---------  ----------   -------------  ----------  ------------  ----------  ----------
Money Market
1994 (a)                   $ 1.00      $0.01      $  --           $ 0.01       $(0.01)       $ 1.00       0.76%(1)
1995                         1.00       0.06         --             0.06        (0.06)         1.00       6.10
1996 (b)                     1.00       0.02         --             0.02        (0.02)         1.00       2.47(1)
North American Government Securities
1994 (a)                    10.00       0.06         --             0.06        (0.02)        10.04       0.61(1)
1995                        10.04       0.53          0.11          0.64        (0.50)        10.18       6.40
1996 (b)                    10.18       0.24         (0.19)         0.05        (0.24)         9.99       0.55(1)
Diversified Income
1994 (a)                    10.00       0.08         --             0.08        (0.03)        10.05       0.76(1)
1995                        10.05       0.57          0.11          0.68        (0.51)        10.22       6.96
1996 (b)                    10.22       0.40          0.10          0.50        (0.42)        10.30       4.88(1)
Balanced
1994 (a)                    10.00       0.08         (0.02)         0.06        (0.02)        10.04       0.60(1)
1995                        10.04       0.40          1.85          2.25        (0.40)        11.89      22.86
1996 (b)                    11.89       0.16          0.54          0.70        (0.17)        12.42       5.91(1)
Utilities
1994 (a)                    10.00       0.07         --             0.07        (0.03)        10.04       0.65(1)
1995                        10.04       0.45          2.30          2.75        (0.44)        12.35      28.05
1996 (b)                    12.35       0.20          0.49          0.69        (0.21)        12.83       5.69(1)
Dividend Growth
1994 (a)                    10.00       0.08         (0.09)        (0.01)       (0.02)         9.97      (0.05) (1)
1995                         9.97       0.36          3.57          3.93        (0.36)        13.54      40.13
1996 (b)                    13.54       0.15          1.57          1.72        (0.16)        15.10      12.75(1)
Value-Added Market
1994 (a)                    10.00       0.06         (0.14)        (0.08)       (0.02)         9.90      (0.76) (1)
1995                         9.90       0.31          2.34          2.65        (0.31)        12.24      27.14
1996 (b)                    12.24       0.11          1.00          1.11        (0.12)        13.23       9.10(1)
Core Equity
1994 (a)                    10.00       0.07         --             0.07        (0.02)        10.05       0.67(1)
1995                        10.05       0.26          1.05          1.31        (0.29)        11.07      13.29
1996 (b)                    11.07       0.04          1.35          1.39        (0.04)        12.42      12.54(1)
American Value
1994 (a)                    10.00       0.06          0.01          0.07        (0.02)        10.05       0.69(1)
1995                        10.05       0.21          3.66          3.87        (0.21)        13.71      38.95
1996 (b)                    13.71       0.05          0.92          0.97        (0.07)        14.61       7.10(1)
Global Equity
1994 (a)                    10.00       0.07         (0.10)        (0.03)       (0.03)         9.94      (0.30) (1)
1995                         9.94       0.29          1.05          1.34        (0.29)        10.99      13.76
1996 (b)                    10.99       0.10          0.82          0.92        (0.11)        11.80       8.38(1)
Developing Growth
1994 (a)                    10.00       0.08          0.08          0.16        (0.03)        10.13       1.58(1)
1995                        10.13       0.24          4.88          5.12        (0.25)        15.00      51.26
1996 (b)                    15.00       0.02          2.11          2.13        (0.04)        17.09      14.31(1)
Emerging Markets
1994 (a)                    10.00       0.06         --             0.06        (0.02)        10.04       0.57(1)
1995                        10.04       0.29         (0.33)        (0.04)       (0.31)         9.69      (0.57)
1996 (b)                     9.69       0.11          1.34          1.45        (0.11)        11.03      15.11(1)


----------------------------------

 (a) For the period November 9, 1994 (commencement of operations) through December 31, 1994. The per share amounts reported are not necessarily consistent with the corresponding amounts reported on the Statement of Operations due to the fluctuations in capital stock activity during the period.


 (b)  For the six months ended June 30, 1996 (unaudited).


 + Calculated based on the net asset value as of the last business day of the period.


 *   After application of the Fund's expense limitation.


(1)  Not annualized.


(2)  Annualized.



                              8   - PROSPECTUS

--------------------------------------------------------------------------------

highlights should be read in conjunction with the financial statements, notes thereto and the unqualified report of independent accountants which are contained in the Statement of Additional Information. Further information about the performance of the Portfolios of the Fund is contained in the Fund's Annual Report to Shareholders, which may be obtained without charge upon request to the Fund. See the discussion under the caption "Charges Under the Contract" in the prospectus for the Contracts for a description of charges which may be imposed on the Contracts by the applicable Account. Any such charges are not reflected in the financial highlights below.


                                                      RATIOS TO                RATIOS TO
                                                 AVERAGE NET ASSETS       AVERAGE NET ASSETS
                                                (BEFORE EXPENSES WERE    (AFTER EXPENSES WERE
                                                      ASSUMED)*                ASSUMED)
                                               -----------------------  -----------------------
                               NET ASSETS END                  NET                      NET      PORTFOLIO     AVERAGE
                                 OF PERIOD                  INVESTMENT               INVESTMENT  TURNOVER    COMMISSION
                                  (000'S)       EXPENSES      INCOME     EXPENSES      INCOME      RATE       RATE PAID
                               --------------  -----------  ----------  -----------  ----------  ---------   -----------
Money Market
1994 (a)                           $1,234         2.50%(2)     3.33 %(2   --  %        5.83%(2)     N/A          --
1995                               42,089         0.81         5.11       --           5.92         N/A          --
1996 (b)                           60,185         0.61(2)      4.85(2)    0.56(2)      4.90(2)      N/A             N/A
North American Government Securities
1994 (a)                              122         2.50(2)      1.78(2)    --           4.28(2)     --  %(1)      --
1995                                1,288         2.50         3.24       --           5.74          18          --
1996 (b)                            2,747         1.83(2)      3.97(2)    0.50(2)      5.29(2)       34(1)          N/A
Diversified Income
1994 (a)                              402         2.50(2)      3.08(2)    --           5.58(2)     --  (1)       --
1995                                8,972         1.33         5.95       --           7.28          33          --
1996 (b)                           20,602         0.67(2)      8.43(2)    0.50(2)      8.60(2)       20(1)          N/A
Balanced
1994 (a)                              796         2.50(2)      2.90(2)    --           5.40(2)     --  (1)       --
1995                               16,311         1.39         2.45       --           3.84          99          --
1996 (b)                           26,307         0.90(2)      2.34(2)    0.50(2)      2.74(2)       67(1)    $  0.0101
Utilities
1994 (a)                              498         2.50(2)      2.79(2)    --           5.29(2)     --  (1)       --
1995                               17,959         1.43         3.01       --           4.44           3          --
1996 (b)                           29,130         0.84(2)      3.07(2)    0.50(2)      3.41(2)        2(1)       0.0493
Dividend Growth
1994 (a)                            1,378         2.50(2)      3.28(2)    --           5.78(2)     --  (1)       --
1995                               78,694         0.83         2.80       --           3.63           4          --
1996 (b)                          158,351         0.66(2)      2.29(2)    0.66(2)      2.29(2)       25(1)       0.0500
Value-Added Market
1994 (a)                              349         2.50(2)      1.25(2)    --           3.75(2)     --  (1)       --
1995                               23,970         1.46         1.64       --           3.10           4          --
1996 (b)                           46,764         0.70(2)      1.67(2)    0.50(2)      1.87(2)        1(1)       0.0300
Core Equity
1994 (a)                              316         2.50(2)      2.32(2)    --           4.82(2)     --  (1)       --
1995                                3,956         2.50        (0.64)      --           1.86          39          --
1996 (b)                            8,965         1.46(2)     (0.25) (2)   0.50(2)     0.71(2)       30(1)       0.0560
American Value
1994 (a)                              823         2.50(2)      1.60(2)    --           4.10(2)       10(1)       --
1995                               38,235         0.96         1.11       --           2.07         174          --
1996 (b)                           80,235         0.73(2)      0.58(2)    0.67(2)      0.64(2)      133(1)       0.0518
Global Equity
1994 (a)                            1,194         2.50(2)      2.20(2)    --           4.70(2)     --  (1)       --
1995                               17,074         1.69         1.09       --           2.78          74          --
1996 (b)                           40,237         1.32(2)      1.12(2)    0.50(2)      1.94(2)       37(1)       0.0501
Developing Growth
1994 (a)                              380         2.50(2)      2.31(2)    --           4.81(2)        3(1)       --
1995                               17,412         1.24         0.86       --           2.10          80          --
1996 (b)                           42,163         0.67(2)      0.01(2)    0.50(2)      0.18(2)       87(1)       0.0526
Emerging Markets
1994 (a)                              448         2.50(2)      2.22(2)    --           4.72(2)     --  (1)       --
1995                                4,092         2.50         0.18       --           2.68          36          --
1996 (b)                           12,527         1.97(2)      0.81(2)    0.49(2)      2.29(2)       25(1)       0.0015


                              9   - PROSPECTUS

The Fund and its Management
      --------------------------------------------------------------------

Dean Witter Select Dimensions Investment Series (the "Fund") is an open-end diversified management investment company. The Fund is a trust of the type commonly known as a "Massachusetts business trust" and was organized under the laws of The Commonwealth of Massachusetts on June 2, 1994.

Dean Witter InterCapital Inc. ("InterCapital" or the "Investment Manager"), whose address is Two World Trade Center, New York, New York 10048, is the Fund's Investment Manager. The Investment Manager, which was incorporated in July, 1992, is a wholly-owned subsidiary of Dean Witter, Discover & Co. ("DWDC"), a balanced financial services organization providing a broad range of nationally marketed credit and investment products.


InterCapital and its wholly-owned subsidiary, Dean Witter Services Company Inc., serve in various investment management, advisory, management and administrative capacities to 100 investment companies, thirty of which are listed on the New York Stock Exchange, with combined total assets of $ at November 30, 1996. The Investment Manager also manages portfolios of pension plans, other institutions and individuals which aggregated approximately $ billion at such date.


The Fund has retained the Investment Manager to provide administrative services, manage its business affairs and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. InterCapital has retained Dean Witter Services Company Inc. to perform the aforementioned administrative services for the Fund.


With regard to the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the BALANCED PORTFOLIO, the CORE EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, under a Sub-Advisory Agreement between TCW Funds Management, Inc. (the "Sub-Adviser") and the Investment Manager, the Sub-Adviser provides these Portfolios with investment advice and portfolio management, in each case subject to the overall supervision of the Investment Manager. The Sub-Adviser, whose address is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017, also serves as investment adviser to fourteen investment companies for which Dean Witter Services Company Inc. serves as manager. The Sub-Adviser, which was organized in 1987, is a wholly-owned subsidiary of The TCW Group, Inc. ("TCW"), whose subsidiaries provide a variety of trust, investment management and investment advisory services. Robert A. Day, who is Chairman of the Board of Directors of TCW, may be deemed to be a control person of the Sub-Adviser by virtue of the aggregate ownership by Mr. Day and his family of more than 25% of the outstanding voting stock of TCW. The Sub-Adviser in turn has entered into further sub-advisory agreements with two other wholly-owned subsidiaries of The TCW Group, Inc., TCW Asia Limited and TCW London International, Limited, to assist it in performing its sub-advisory functions in respect of the EMERGING MARKETS PORTFOLIO. The address of TCW Asia Limited is One Pacific Place, 88 Queensway, Hong Kong, and the address of TCW London International, Limited is 27 Albemarle Street, London W1X 3FA. As of November 30, 1996, the Sub-Adviser and its affiliates had approximately $ billion under management or committed to management, primarily from institutional investors.


The Fund's Board of Trustees reviews the various services provided by or under the direction of the Investment Manager (and, for the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the BALANCED PORTFOLIO, the CORE EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, by the Sub-Adviser) to ensure that the Fund's general investment policies and programs are being properly carried out and that administrative services are being provided to the Fund in a satisfactory manner.


As full compensation for the services and facilities furnished to the Fund and expenses of the Fund assumed by the Investment Manager, the Fund currently pays the Investment Manager monthly compensation calculated daily by applying the annual rate of 0.50% to the net assets of the MONEY MARKET PORTFOLIO; 0.65% to the net assets of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO; 0.40% to the net assets of the DIVERSIFIED INCOME PORTFOLIO; 0.75% to the net assets of the BALANCED PORTFOLIO; 0.65% to the net assets of the UTILITIES PORTFOLIO; 0.625% to the net assets of the DIVIDEND GROWTH PORTFOLIO; 0.50% to the net assets of the VALUE-ADDED MARKET PORTFOLIO; 0.85% to the net assets of the CORE
EQUITY PORTFOLIO; 0.625% to the net assets of the AMERICAN VALUE PORTFOLIO;    %
to the net assets of the MID-CAP GROWTH PORTFOLIO; 1.0% to the net assets of the GLOBAL EQUITY PORTFOLIO; 0.50% to the net assets of the DEVELOPING GROWTH PORTFOLIO; and 1.25% to the net assets of the EMERGING MARKETS PORTFOLIO, in each case determined as of the close of each business day. As compensation for its services provided to the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the BALANCED PORTFOLIO, the CORE EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO pursuant to the Sub-Advisory Agreement in respect of those Portfolios, the Investment Manager pays the Sub-Adviser monthly compensation equal to 40% of its monthly compensation in respect of each of those Portfolios.



The Fund's expenses include: the fee of the Investment Manager; taxes; certain legal, transfer agent, custodian and auditing fees; and printing and other expenses relating to the Fund's operations which are not expressly assumed by the Investment Manager under its Investment Management Agreement with the Fund. Until December 31, 1995, the Investment Manager assumed all operating expenses of each Portfolio then in existence (except for any brokerage fees and a portion of organizational expenses) and waived the compensation provided for each Portfolio in its Management Agreement with the Fund. The Investment Manager had undertaken, until the earlier of December 31, 1996 or the attainment by the respective Portfolio of $50 million of net assets, to continue to assume such expenses and waive such compensation for each Portfolio then in existence (other than the DIVIDEND GROWTH PORTFOLIO, whose net assets exceeded $50 million on December 31, 1995) to the extent that such expenses and compensation on an annualized basis exceeded 0.50% of the average daily net assets of each respective Portfolio. The AMERICAN VALUE PORTFOLIO, the MONEY MARKET PORTFOLIO,


                             10   - PROSPECTUS
the VALUE-ADDED MARKET PORTFOLIO, the DEVELOPING GROWTH PORTFOLIO and the GLOBAL EQUITY PORTFOLIO attained $50 million of net assets on February 26, 1996, March 20, 1996, August 13, 1996, September 14, 1996, and October 15, 1996,
respectively.



The MID-CAP GROWTH PORTFOLIO did not commence operations prior to the date of this Prospectus. The Investment Manager has undertaken to assume all expenses of the MID-CAP GROWTH PORTFOLIO and waive the compensation provided for that Portfolio in its Management Agreement with the Fund until such time as the Portfolio has $50 million of net assets or until six months from the date of the Portfolio's commencement of operations, whichever occurs first.


Investment Objectives and Policies
      --------------------------------------------------------------------

THE MONEY MARKET PORTFOLIO

The investment objectives of the MONEY MARKET PORTFOLIO are high current income, preservation of capital and liquidity. The investment objectives may not be changed without approval of the shareholders of the MONEY MARKET PORTFOLIO. The Portfolio seeks to achieve its objectives by investing in the following money market instruments:

U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land Bank), including Treasury bills, notes and bonds;

BANK OBLIGATIONS. Obligations (including certificates of deposit, bank notes and bankers' acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks;

OBLIGATIONS OF SAVINGS INSTITUTIONS. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

FULLY INSURED CERTIFICATES OF DEPOSIT. Certificates of deposit of banks and savings institutions having total assets of less than $1 billion, if the principal amount of the obligation is federally insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the Federal Deposit Insurance Corporation), limited to $100,000 principal amount per certificate and to 10% or less of the Portfolio's total assets in all such obligations and in all illiquid assets, in the aggregate;

COMMERCIAL PAPER AND CORPORATE OBLIGATIONS. Commercial paper and corporate debt obligations maturing in thirteen months or less which are rated in one of the two highest rating categories for short-term debt obligations, or, if not rated, have been issued by issuers which have another short-term debt obligation that is comparable in priority and security to such non-rated securities and is so rated, by at least two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the instrument was rated by only one such organization) or which, if unrated, are of comparable quality as determined in accordance with procedures established by the Trustees. The NRSROs currently rating instruments of the type the Portfolio may purchase are Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff and Phelps, Inc., Fitch Investors Service, Inc., IBCA Limited and IBCA Inc., and Thomson BankWatch, Inc. Their rating criteria are described in the Appendix to the Fund's Statement of Additional Information. See the Appendix to this Prospectus for an explanation of Moody's and S&P ratings.

The foregoing rating limitations apply at the time of acquisition of a security. Any subsequent change in any rating by a rating service will not require elimination of any security from the portfolio. However, in accordance with procedures adopted by the Fund's Trustees pursuant to federal securities regulations governing money market funds, if the Investment Manager becomes aware that a portfolio security has received a new rating from an NRSRO that is below the second highest rating, then, unless the security is disposed of within five days, the Investment Manager will perform a creditworthiness analysis of any such downgraded securities, which analysis will be reported to the Trustees who will, in turn, determine whether the securities continue to present minimal credit risks to the MONEY MARKET PORTFOLIO.

The ratings assigned by the NRSROs represent their opinions as to the quality of the securities they undertake to rate. It should be emphasized, however, that the ratings are general and not absolute standards of quality.

Subject to the foregoing requirements, the MONEY MARKET PORTFOLIO may invest in commercial paper which has been issued pursuant to the "private placement" exemption afforded by Section 4(2) of the Securities Act of 1933 (the "Securities Act") and which may be sold to institutional investors pursuant to Rule 144A under the Securities Act. Management considers such legally restricted, but readily marketable, commercial paper to be liquid. However, pursuant to procedures approved by the Trustees of the Fund, if a particular investment in such commercial paper is determined to be illiquid, that investment will be included within the 10% limitation on illiquid investments. If at any time the MONEY MARKET PORTFOLIO's investments in illiquid securities exceed 10% of the Portfolio's total assets, the Portfolio will dispose of illiquid securities in an orderly fashion to reduce the Portfolio's holdings in such securities to less than 10% of its total assets.

VARIABLE RATE AND FLOATING RATE OBLIGATIONS. Certain of the types of investments described above may be variable rate or floating rate obligations. The interest rates payable on variable rate or floating rate obligations are not fixed and may fluctuate based upon changes in market rates. The interest rate payable on a variable rate obligation may be adjusted at predesignated periodic intervals and on a floating rate obligation whenever there is a change in the market rate of interest on which the interest rate payable is based.

                             11   - PROSPECTUS

Although the MONEY MARKET PORTFOLIO will generally not seek profits through short-term trading, it may dispose of any portfolio security prior to its maturity if, on the basis of a revised credit evaluation of the issuer or other circumstances or considerations, it believes such disposition advisable.


The MONEY MARKET PORTFOLIO may enter into repurchase agreements and reverse repurchase agreements, and may lend its portfolio securities, in accordance with the description of those investments (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.


The MONEY MARKET PORTFOLIO will attempt to balance its objectives of high income, capital preservation and liquidity by investing in securities of varying maturities and risks. The MONEY MARKET PORTFOLIO will not, however, invest in securities that mature in more than thirteen months from the date of purchase. The amounts invested in obligations of various maturities of thirteen months or less will depend on management's evaluation of the risks involved. Longer-term issues, while generally paying higher interest rates, are subject, as a result of general changes in interest rates, to greater fluctuations in value than shorter-term issues. Thus, when rates on new debt securities increase, the value of outstanding securities may decline, and vice versa. Such changes may also occur, but to a lesser degree, with short-term issues. These changes, if realized, may cause fluctuations in the amount of daily dividends and, in extreme cases, could cause the net asset value per share to decline (see "Determination of Net Asset Value"). Longer-term issues also increase the risk that the issuer may be unable to pay an installment of interest or principal at maturity. Also, in the event of unusually large redemption demands, such securities may have to be sold at a loss prior to maturity, or the MONEY MARKET PORTFOLIO might have to borrow money and incur interest expense. Either occurrence would adversely impact the amount of daily dividend and could result in a decline in the daily net asset value per share. The MONEY MARKET PORTFOLIO will attempt to minimize these risks by investing in longer-term securities when it appears to management that interest rates on such securities are not likely to increase substantially during the period of expected holding, and then only in securities of high quality which are readily marketable. However, there can be no assurance that the Portfolio will be successful in achieving this or its other objectives.

The foregoing investment policies are not fundamental and may be changed by the Trustees without shareholder vote.

THE NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO

The investment objective of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO is to earn a high level of current income while maintaining relatively low volatility of principal. This objective may not be changed without the approval of the shareholders of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO. There is no assurance that the objective will be achieved. The following investment policies may be changed by the Trustees of the Fund without shareholder approval:

The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in investment grade fixed-income securities issued or guaranteed by the U.S., Canadian or Mexican governments or their subdivisions, or the agencies or instrumentalities of any of the foregoing ("Government Securities"). Such securities may include U.S. Treasury securities, U.S. Mortgage-Backed Securities, the sovereign debt of Canada or any of its Provinces, Canadian Mortgage-Backed Securities, and the sovereign debt of Mexico or any of its government agencies. See the discussion of sovereign debt obligations in the Statement of Additional Information. In the case of the United States and Canada, a substantial portion of such investments will be fixed rate and adjustable rate mortgage-backed securities, including collateralized mortgage obligations ("Mortgage-Backed Securities"). The term investment grade consists of fixed-income securities rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's Corporation ("S&P") or, if not rated, determined to be of comparable quality by the Sub-Adviser (see "General Portfolio Techniques" below for a discussion of the characteristics and risks of investments in fixed-income securities rated Baa or BBB).

The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO may invest up to 35% of its total assets in securities which are not Government Securities, including corporate debt securities and securities backed by other assets, such as automobile or credit card receivables and home equity loans ("Asset-Backed Securities") (see "General Portfolio Techniques" below and in the Statement of Additional Information for a discussion of the characteristics and risks of investments in Asset-Backed Securities) and money market instruments, which are short-term (maturities of up to thirteen months) fixed-income securities, issued by private institutions. Such securities (except for Eurodollar certificates of deposit) must be issued by U.S., Canadian or Mexican issuers and (except for money market instruments) must be rated at least Aa by Moody's or AA by S&P or, if not rated, determined to be of comparable quality by the Sub-Adviser. Money market instruments in which the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO may invest are set forth under "General Portfolio Techniques" below.

A portion of the fixed-income securities purchased by the Portfolio may be zero coupon securities. The Portfolio intends to limit its use of zero coupon securities (other than Treasury bills with one year or less to maturity) to 10% of its total assets (see "General Portfolio Techniques" below for a discussion of the characteristics and risks of investments in zero coupon securities). The Portfolio will invest in zero coupon securities only when the Sub-Adviser believes that there will be cash in the portfolio representing return of principal on portfolio securities of the Portfolio at least equal to the imputed income on the zero coupon securities.

The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO expects that under normal circumstances the market value dollar weighted average life (or period until the next reset date) of the Portfolio's

                             12   - PROSPECTUS
portfolio securities will be no greater than three years. In addition, the Portfolio will purchase only Mexican Government Securities with remaining maturities of one year or less. The Portfolio seeks to achieve relatively low volatility by investing in a portfolio of securities which the Sub-Adviser believes will, in the aggregate, be resistant to significant fluctuations in market value. Although the values of fixed-income securities generally increase during periods of declining interest rates and decrease during periods of increasing interest rates, the extent of these fluctuations has historically generally been smaller for short term securities than for securities with longer maturities. Conversely, the yield available on shorter term securities has also historically been lower on average than those available from longer term securities.

Under normal circumstances the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO will invest at least 50% of its total assets in U.S. Government Securities. The Portfolio will invest no more than 25% of its total assets in Canadian Government Securities and no more than 20% of its total assets in Mexican Government Securities. Subject to the foregoing guidelines, the Sub-Adviser will invest the Portfolio's assets, and allocate its investments from time to time among U.S., Canadian and Mexican Government Securities, based on its analysis of market conditions and changes in general economic conditions in the United States, Canada and Mexico. In such analysis, the Sub-Adviser will consider various factors, including its expectations regarding interest rate changes and changes in currency exchange rates among the U.S. dollar, the Canadian dollar and the Mexican peso, as well as general market, economic and political factors, to attempt to take advantage of favorable investment opportunities in each country.

There may be periods during which, in the opinion of the Sub-Adviser, market conditions warrant reduction of some or all of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO's securities holdings. During such periods, the Portfolio may adopt a temporary "defensive" posture in which greater than 35% of its total assets are invested in U.S. money market instruments or cash.


The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO may enter into repurchase agreements, reverse repurchase agreements, dollar rolls and forward foreign currency exchange contracts, engage in futures contracts and options transactions, purchase securities which are issued in private placements or are otherwise not readily marketable, lend its portfolio securities, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of these investments and techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information. Investors should carefully consider the risks of investing in securities of foreign issuers and securities denominated in non-U.S. currencies (see "Canadian Government Securities," "Mexican Government Securities," "Canadian Mortgage-Backed Securities" and "Risks of Investing in Canadian and Mexican Securities" below and see "General Portfolio Techniques" below for a discussion of the characteristics and risks of investments in foreign securities).


UNITED STATES GOVERNMENT SECURITIES. Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities include: (i) U.S. Treasury obligations, all of which are backed by the full faith and credit of the United States and which differ only in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years), and U.S. Treasury bonds (generally maturities of greater than ten years); and (ii) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, including government guaranteed Mortgage-Backed Securities, some of which are backed by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association direct pass-through certificates), some of which are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of Federal Home Loan Banks), and some of which are backed only by the credit of the issuer itself (e.g., obligations of the Student Loan Marketing Association). The U.S. Government may also guarantee other debt obligations of special purpose borrowers.

CANADIAN GOVERNMENT SECURITIES. Canadian Government Securities include securities issued or guaranteed by the Government of Canada, the Government of a Province of Canada or their agencies and Crown corporations. These securities may be denominated or payable in U.S. dollars or Canadian dollars.

The Bank of Canada, acting on behalf of the federal government, is responsible for the distribution of Government of Canada Treasury bills and federal bond issues. The Bank of Canada holds weekly auctions of Treasury bills (maturities of one year or less) and offers new issues of federal bonds through investment dealers and banks. An offering of Government of Canada bonds frequently consists of several different issues with various maturity dates, representing different segments of the yield curve and generally having maturities ranging from three to 25 years. The Bank of Canada usually purchases a previously announced amount of each offering of bonds. Mortgage-Backed Securities issued pursuant to the program established under the National Housing Act of Canada are also Canadian Government Securities because they benefit from a guarantee by the Canada Mortgage and Housing Corporation, but are not distributed by the Bank of Canada.

All Canadian Provinces have outstanding bond issues and several Provinces also guarantee bond issues of Provincial authorities, agencies and provincial Crown corporations. Spreads in the marketplace are determined by various factors, including the relative supply and the rating assigned by the rating agencies. Most Provinces also issue treasury bills.

Many municipalities and municipal financial authorities in Canada raise funds through the bond market in order to finance capital expenditures. Unlike U.S. municipal securities, which have special tax status, Canadian municipal securities have the same tax status as other Canadian Government Securities and trade similarly to such securities. The Canadian municipal market may be less liquid than the Provincial bond market.

The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO will only invest in Canadian Government Securities which are rated at least A by Moody's or S&P or, if not rated, are determined to be of comparable quality by the Sub-Adviser.

                             13   - PROSPECTUS

MEXICAN GOVERNMENT SECURITIES. Mexican Government Securities include those securities which are issued or guaranteed by the Mexican Treasury or by Mexican government agencies or instrumentalities. These securities may be denominated and payable in Mexican pesos or U.S. dollars.

The debt market in Mexico began to develop rapidly after the promulgation of the Securities Market Law in 1975. Since 1975, the government has authorized a range of Mexican government issued debt securities, all of which are traded on the Mexican Stock Exchange: (i) CETES -- peso-denominated discount debt securities having maturities of two years or less sold through auctions regulated by Banco de Mexico; (ii) BONDES -- peso-denominated long-term development bonds sold through auctions regulated by Banco de Mexico; (iii) AJUSTABONOS -- peso-denominated bonds with a fixed coupon rate on a variable face amount which is adjusted in proportion to fluctuations in the Mexican consumer price index; (iv) TESOBONOS -- U.S. dollar-denominated securities sold at auctions which are paid in pesos equal to the value of the U.S. dollar calculated at the prevailing exchange rate; and (v) NAFINSA PAGARES -- peso-denominated promissory notes, with maturities approximating those of Cetes, issued by the Nacional Financiera (Nafinsa), an agency of the Mexican government.

In addition, a variety of other special purpose bonds are issued by the Mexican federal government or its agencies, such as development bonds, bank indemnity bonds and urban renovation bonds, as well as bank development bonds and industrial development bonds.

The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO will only invest in Mexican Government Securities which are rated at least Baa by Moody's or BBB by S&P or, if not rated, are determined to be of comparable quality by the Sub-Adviser.

MORTGAGE-BACKED SECURITIES. Mortgage-Backed Securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. The term Mortgage-Backed Securities as used herein includes adjustable rate mortgage securities and derivative mortgage products such as collateralized mortgage obligations, stripped Mortgage-Backed Securities and other products described below.

U.S. MORTGAGE-BACKED SECURITIES. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO's investments in U.S. Mortgage-Backed Securities are subject to certain risks (see the description of U.S. Mortgage-Backed Securities and the risks associated with investments in such securities set forth under "General Portfolio Techniques" below and in the Statement of Additional Information).

CANADIAN MORTGAGE-BACKED SECURITIES. Canadian Mortgage-Backed Securities may be issued in several ways, the most common of which is a modified pass-through vehicle issued pursuant to the program established under the National Housing Act of Canada. Certficates issued pursuant to this program have some structural similarities to GNMA securities and benefit from the guarantee of the Canada Mortgage and Housing Corporation, a federal Crown corporation that is (except for certain limited purposes) an agent of the Government of Canada.

Canadian private issuers such as banks and trust companies also issue Mortgage-Backed Securities backed by private insurance or other forms of credit support. Such Mortgage-Backed Securities are not considered Government Securities for purposes of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO.

While most Canadian Mortgage-Backed Securities are subject to voluntary prepayments, some pools are not subject to such prepayments and thus have yield characteristics similar to bonds.

RISKS OF INVESTING IN CANADIAN AND MEXICAN SECURITIES. The Canadian debt securities market is significantly smaller than the U.S. debt securities market. In particular, the Canadian Mortgage-Backed Securities market is of recent origin, and, although continued growth is anticipated, is less well developed and less liquid than its U.S. counterpart.

Because the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO intends to invest in Mexican debt instruments, investors in the Portfolio should be aware of certain special considerations associated with investing in debt obligations of the Mexican government.

The Mexican government has exercised and continues to exercise a significant influence over many aspects of the private sector in Mexico. Mexican government actions concerning the economy could have a significant effect on market conditions and prices and yields of Mexican debt obligations, including those in which the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO invests. Mexico is currently a major debtor nation (among developing countries) to commercial banks and foreign governments.

The value of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO's investments may be affected by changes in oil prices, interest rates, taxation and other political or economic developments in Mexico, including recent rates of inflation which have exceeded the rates of inflation in the U.S. and Canada. The Fund can provide no assurance that future developments in the Mexican economy will not impair the North American Government Income Portfolio's investment flexibility, operations or ability to achieve its investment objective.

In September, 1982, Mexico imposed foreign exchange controls and maintained a dual foreign exchange rate system, with a "controlled" rate and a "free market" rate. Under economic policy initiatives implemented since December, 1987, the Mexican government introduced a schedule of gradual devaluation of the controlled rate which initially amounted to an average depreciation of the Mexican peso against the U.S. dollar of one Mexican peso per day. The extended initiatives include an adjustment in the scheduled devaluation rate of the Mexican peso against the U.S. dollar. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO's net asset value and its computation and distribution of income to its shareholders will be adversely affected by

                             14   - PROSPECTUS
continued reductions in the value of the Mexican peso relative to the U.S. dollar because all Portfolio assets must be converted to U.S. dollars prior to any distributions to shareholders. On December 22, 1994, the Mexican government determined to allow the Mexican peso to trade freely against the U.S. dollar rather than within a controlled band, which action resulted in a significant devaluation of the Mexican peso against the U.S. dollar.

Risks of investing in foreign securities are discussed further under "General Portfolio Techniques" below.

THE DIVERSIFIED INCOME PORTFOLIO

The primary investment objective of the DIVERSIFIED INCOME PORTFOLIO is to provide a high level of current income. As a secondary objective the DIVERSIFIED INCOME PORTFOLIO seeks to maximize total return but only to the extent consistent with its primary objective. The investment objectives of the DIVERSIFIED INCOME PORTFOLIO may not be changed without the approval of the shareholders of the Portfolio. There is no assurance that the objectives will be achieved. The following investment policies may be changed by the Trustees of the Fund without shareholder approval:

The DIVERSIFIED INCOME PORTFOLIO will seek to achieve its investment objectives by investing at least 65% of its total assets in fixed-income securities and by equally allocating, under normal circumstances (including the attainment by the Portfolio of sufficient asset size), an approximately one-third portion of its total assets among three separate groupings of various types of fixed-income securities. The Investment Manager will adjust the DIVERSIFIED INCOME PORTFOLIO's assets not less than quarterly to reflect any changes in the relative values of the securities in each grouping so that following the adjustment the value of the Portfolio's investments in each grouping will be equal to the extent practicable.

The three groupings in which the DIVERSIFIED INCOME PORTFOLIO will invest its total assets are as follows:

GROUPING (1). High quality fixed-income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or high quality fixed income securities issued or guaranteed by a foreign government or supranational organization or any of their political subdivisions, authorities, agencies or instrumentalities or fixed-income securities issued by a corporation, all of which are rated AAA or AA by Standard & Poor's Corporation ("S&P") or Aaa or Aa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, are determined by the Investment Manager to be of equivalent quality; in certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million and determined by the Investment Manager to be of high creditworthiness; commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's or Duff 1 or Duff 2 by Duff & Phelps Inc. or, if unrated, issued by U.S. or foreign companies having outstanding debt securities rated A or higher by S&P or Moody's; and in loan participation interests having a remaining term not exceeding one year in loans extended by banks to such companies. Certain foreign securities purchased by the Portfolio will not have received ratings by a recognized U.S. rating agency. In such cases the Investment Manager will review the issuers of such securities with respect to the quality of their management, balance sheet and financial ratios, cash flows and earnings to establish that the securities purchased by the Portfolio are of a comparable quality to issuers receiving high quality ratings by a recognized U.S. rating agency. All of the securities described above will have remaining maturities, at the time of purchase, of not more than three years.

The Investment Manager will actively manage the assets of the DIVERSIFIED INCOME PORTFOLIO in this grouping in accordance with a global market strategy (see "Portfolio Trading" below). Consistent with such a strategy, the Investment Manager intends to allocate the Portfolio's investments among securities denominated in the currencies of a number of foreign countries and, within each such country, among different types of debt securities. The Investment Manager will adjust the Portfolio's exposure to different currencies based on its perception of the most favorable markets and issuers. In allocating the DIVERSIFIED INCOME PORTFOLIO's assets among various markets, the Investment Manager will assess the relative yield and anticipated direction of interest rates in particular markets, the level of inflation, liquidity and financial soundness of each market, and the general market and economic conditions existing in each market as well as the relationship of currencies of various countries to the U.S. dollar and to each other. In its evaluations, the Investment Manager will utilize its internal financial, economic and credit analysis resources as well as information obtained from other sources.

A portion of the DIVERSIFIED INCOME PORTFOLIO's investments in securities of U.S. issuers is likely to be in commercial paper, bankers' acceptances and other short-term debt instruments issued by U.S. corporations. However, at times during which there exists large-scale political or economic uncertainty, the Portfolio is likely to increase its investments in U.S. Government securities. In such cases, the securities which the Portfolio is most likely to purchase are U.S. Treasury bills and U.S. Treasury notes with remaining maturities of under three years, both of which are direct obligations of the U.S. Government. The DIVERSIFIED INCOME PORTFOLIO may also purchase securities issued by various agencies and instrumentalities of the U.S. Government. These will include obligations backed by the full faith and credit of the United States (such as those issued by the Government National Mortgage Association); obligations whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the U.S. Treasury (such as those issued by the Federal National Mortgage Association); and obligations backed by the credit of the issuing agency or instrumentality (such as those issued by the Federal Farm Credit System).

                             15   - PROSPECTUS

The securities in which the DIVERSIFIED INCOME PORTFOLIO will be investing may be denominated in any currency or multinational currency, including the U.S. dollar. In addition to the U.S. dollar, such currencies will include, among others; the Australian dollar; Deutsche mark; Japanese yen; French franc; British pound; Canadian dollar; Swiss franc; Dutch guilder; Austrian schilling; Spanish peseta; Swedish krona; and European Currency Unit ("ECU").

The DIVERSIFIED INCOME PORTFOLIO may invest, without limitation in this grouping, in notes and commercial paper, the principal amount of which is indexed to certain specific foreign currency exchange rates. Indexed notes and commercial paper typically provide that their principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect fluctuations in the exchange rate between two currencies during the period the obligation is outstanding, depending on the terms of the specific security. In selecting the two currencies, the Investment Manager will consider the correlation and relative yields of various currencies.The Portfolio will purchase an indexed obligation using the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency. The amount of principal payable by the issuer at maturity, however, will vary (i.e., increase or decrease) in response to the change (if any) in the exchange rates between the two specified currencies during the period from the date the instrument is issued to its maturity date. The potential for realizing gains as a result of changes in foreign currency exchange rates may enable the DIVERSIFIED INCOME PORTFOLIO to hedge the currency in which the obligation is denominated (or to effect cross-hedges against other currencies) against a decline in the U.S. dollar value of investments denominated in foreign currencies, while providing an attractive money market rate of return. The Portfolio will purchase such indexed obligations to generate current income or for hedging purposes and will not speculate in such obligations.

As indicated above, the DIVERSIFIED INCOME PORTFOLIO may invest in securities denominated in a multi-national currency unit. An illustration of a multi-national currency unit is the ECU, which is a "basket" consisting of specified amounts of the currencies of the member states of the European Community, a Western European economic cooperative organization that includes, among other countries, France, West Germany, The Netherlands and the United Kingdom. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Investment Manager does not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of such securities. European supranational entities, in particular, issue ECU-denominated obligations. The Portfolio may invest in securities denominated in the currency of one nation although issued by a governmental entity, corporation or financial institution of another nation. For example, the Portfolio may invest in a British pound-denominated obligation issued by a United States corporation. Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated.

GROUPING (2). (i) Fixed-rate and adjustable rate mortgage-backed securities ("Mortgage-Backed Securities") which are issued or guaranteed by the United States Government, its agencies or instrumentalities or by private issuers which are rated Aaa by Moody's or AAA by S&P or, if not rated, are determined to be of comparable quality by the Investment Manager; (ii) securities backed by other assets such as automobile or credit card receivables and home equity loans ("Asset-Backed Securities") which are rated Aaa by Moody's or AAA by S&P or, if not rated, are determined to be of comparable quality by the Investment Manager;
(iii) U.S. Treasury securities (bills, notes, bonds and zero coupon securities) (without restrictions as to remaining maturity at time of purchase) and (iv) U.S. Government agency securities (discount notes, medium-term notes, debentures and zero coupon securities) (without restrictions as to remaining maturity at time of purchase). See "General Portfolio Techniques" below and in the Statement of Additional Information for a discussion of Mortgage-Backed Securities and Asset-Backed Securities and the risks of investments in such securities. The term Mortgage-Backed Securities as used herein includes adjustable rate mortgage securities and derivative mortgage products such as collateralized mortgage obligations and stripped mortgage-backed securities, all as described under "General Portfolio Techniques" below and in the Statement of Additional Information.

GROUPING (3). High yield, high risk fixed-income securities rated Baa or lower by Moody's or BBB or lower by S&P or, if not rated, are determined by the Investment Manager to be of comparable quality. The high yield, high risk fixed-income securities in this grouping may include both convertible and nonconvertible debt securities and preferred stock. Fixed-income securities rated Baa by Moody's or BBB by S&P have speculative characteristics greater than those of more highly rated bonds, while fixed-income securities rated Ba or BB or lower by Moody's and S&P, respectively, are considered to be speculative investments. Furthermore, the DIVERSIFIED INCOME PORTFOLIO does not have any minimum quality rating standard for its investments. As such, the Portfolio may invest in securities rated as low as Caa, Ca or C by Moody's or CCC, CC, C or C1 by S&P. Fixed-income securities rated Caa or Ca by Moody's may already be in default on payment of interest or principal, while bonds rated C by Moody's, their lowest bond rating, can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C1 by S&P are no longer making interest payments. See "Special Investment Considerations" and "General Portfolio Techniques" below.

During temporary defensive periods when market conditions warrant reduction of some or all of the Portfolio's securities holdings or when temporarily holding cash pending investment, this portion of the DIVERSIFIED INCOME PORTFOLIO may invest in U.S. Treasury securities or other money market instruments. Under such circumstances the money market instruments in which this portion of the Portfolio may invest, in addition to U.S. Treasury

                             16   - PROSPECTUS
securities (bills, notes, bonds and zero coupons securities), are American bank obligations, such as certificates of deposit; Eurodollar certificates of deposit; obligations of American savings institutions; and commercial paper of American issuers rated within the two highest grades by Moody's or S&P or, if not rated, are issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's.

A description of Moody's and S&P ratings is contained in the Appendix. Non-rated securities will also be considered for investment by the DIVERSIFIED INCOME PORTFOLIO when the terms of the securities themselves makes them appropriate investments for the Portfolio.

The ratings of fixed-income securities by Moody's and S&P are a generally accepted barometer of credit risk. However, as the creditworthiness of issuers of lower-rated fixed-income securities is more problematical than that of issuers of higher-rated fixed-income securities, the achievement of the investment objectives of the DIVERSIFIED INCOME PORTFOLIO will be more dependent upon the Investment Manager's own credit analysis than would be the case with a mutual fund investing primarily in higher quality bonds. The Investment Manager will utilize a security's credit rating as simply one indication of an issuer's creditworthiness and will principally rely upon its own analysis of any security currently held by the DIVERSIFIED INCOME PORTFOLIO or potentially purchasable by the Portfolio. See "General Portfolio Techniques" below for a discussion of credit risk and interest rate risk, to which risks all fixed-income securities are subject, and a discussion of the actions to be taken if a security held by grouping (1) or (2) of the Portfolio is downgraded by a rating agency to a rating of below Baa or BBB, as well as a discussion of the characteristics and risks of investments in fixed-income securities rated Baa or BBB.

A portion of the fixed-income securities purchased by the Portfolio may be zero coupon securities (see "General Portfolio Techniques" below).


The DIVERSIFIED INCOME PORTFOLIO may enter into repurchase agreements, reverse repurchase agreements, dollar rolls and forward foreign currency exchange contracts, engage in futures contracts and options transactions, lend its portfolio securities, purchase securities which are issued in private placements or are otherwise not readily marketable, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of these investments and techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information. Investors should carefully consider the risks of investing in securities of foreign issuers and securities denominated in non-U.S. currencies (see "General Portfolio Techniques" below for a discussion of the characteristics and risks of investments in foreign securities).


COMMON STOCKS. The DIVERSIFIED INCOME PORTFOLIO may invest in common stocks in an amount up to 20% of its total assets in the circumstances described below when consistent with the Portfolio's investment objectives.

The DIVERSIFIED INCOME PORTFOLIO may acquire common stocks when attached to or included in a unit with fixed-income securities, or when acquired upon conversion of fixed-income securities or upon exercise of warrants attached to fixed-income securities and may purchase common stocks directly when such acquisitions are determined by the Investment Manager to further the Portfolio's investment objectives (see the discussions of warrants and convertible securities under "General Portfolio Techniques" below).

For example, the DIVERSIFIED INCOME PORTFOLIO may purchase the common stock of companies involved in takeovers or recapitalizations where the issuer, or a controlling stockholder, has offered, or pursuant to a "going private" transaction is effecting, an exchange of its common stock for newly-issued fixed-income securities. By purchasing the common stock of the company issuing the fixed-income securities prior to the consummation of the transaction or exchange offer, the DIVERSIFIED INCOME PORTFOLIO will be able to obtain the fixed-income securities directly from the issuer at their face value, eliminating the payment of a dealer's mark-up otherwise payable when fixed-income securities are acquired from third parties, thereby increasing the net yield to the shareholders of the Portfolio. While the Portfolio will incur brokerage commissions in connection with its purchase of common stocks, it is anticipated that the amount of such commissions will be significantly less than the amount of such mark-up.

Fixed-income securities acquired by the DIVERSIFIED INCOME PORTFOLIO through the purchase of common stocks under the circumstances described in the preceding paragraph are subject to the general credit risks and interest rate risks to which all fixed-income securities purchased by the Portfolio are subject. Such securities generally will be rated Baa/BBB or lower as are the other high yield, high risk fixed-income securities in which the Portfolio may invest. In addition, since corporations involved in take-over situations are often highly leveraged, that factor will be evaluated by the Investment Manager as part of its credit risk determination with respect to the purchase of particular common stocks for the Portfolio's investment portfolio. In the event the Portfolio purchases common stock of a corporation in anticipation of a transaction (pursuant to which the common stock is to be exchanged for fixed-income securities) which fails to take place, the Investment Manager will continue to hold such common stock for the Portfolio only if it determines that continuing to hold such common stock under those circumstances is consistent with the Portfolio's investment objectives.

SPECIAL INVESTMENT CONSIDERATIONS. Because of the special nature of the DIVERSIFIED INCOME PORTFOLIO's investment in high yield securities, commonly known as "junk bonds," the Investment Manager must take account of certain special considerations in assessing the risks associated with such investments. Investors should carefully consider the risks of investing in high yield securities (see "General Portfolio Techniques" below and

                             17   - PROSPECTUS
in the Statement of Additional Information for a discussion of the risks of investments in high yield securities).

THE BALANCED PORTFOLIO

The investment objective of the BALANCED PORTFOLIO is to achieve high total return through a combination of income and capital appreciation. This objective may not be changed without the approval of the shareholders of the BALANCED PORTFOLIO. There is no assurance that the objective will be achieved. The following investment policies may be changed by the Trustees of the Fund without shareholder approval:

The BALANCED PORTFOLIO seeks to obtain its objective by investing in a diversified portfolio of common stocks and investment grade fixed-income securities. The percentage of assets allocated between equity and fixed-income securities will vary from time to time depending on the judgment of the Sub-Adviser as to general economic and market conditions, changes in fiscal or monetary policies and trends in yields and interest rates. However, under normal circumstances, it is expected that common stocks will represent approximately 60-70% of the BALANCED PORTFOLIO's total assets. In addition, the BALANCED PORTFOLIO under normal circumstances will maintain at least 25% of its total assets in fixed-income securities.


Investments in the equity portion of the portfolio of the BALANCED PORTFOLIO will be determined pursuant to a "top down" investment process ranging from the overall economic outlook, to the development of industry/sector preferences, and last, to specific stock selections. The following disciplines generally apply with regard to stock selection of the equity component of the Portfolio: (i) no single issuer's equity securities will represent at the time of purchase more than 5% of the BALANCED PORTFOLIO's total assets; and (ii) at least 95% of the companies represented will have minimum market capitalizations at the time of purchase in excess of $1 billion. Subject to the BALANCED PORTFOLIO's investment objective, the Sub-Adviser may modify the foregoing disciplines without notice.


The fixed-income portion of the portfolio of the BALANCED PORTFOLIO may consist of securities issued or guaranteed by the U.S. Government (Treasury bills, notes and bonds), investment grade corporate debt securities (including convertible securities), mortgage-backed and asset-backed securities and money market securities (as set forth under "General Portfolio Techniques" below). A portion of the fixed-income securities purchased by the Portfolio may be zero coupon securities (see "General Portfolio Techniques" below). All fixed-income securities in which the BALANCED PORTFOLIO invests will be either issued or guaranteed by the U.S. Government, its agencies or instrumentalities or rated at least BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's") or, if not rated, determined by the Sub-Adviser to be of comparable quality.

The BALANCED PORTFOLIO will invest primarily in equity securities and fixed-income corporate debt securities. Under normal circumstances, no more than 10% of the fixed-income portion of the portfolio of the BALANCED PORTFOLIO will be rated BBB by S&P or Baa by Moody's (see "General Portfolio Techniques" below for a description of the characteristics and risks of investments in fixed-income securities rated Baa or BBB and for a discussion of credit risk and interest rate risk, to which risks all fixed-income securities are subject).


The BALANCED PORTFOLIO may invest in securities convertible into common stock and warrants, invest up to 25% of the value of its total assets in foreign securities (including up to 5% in a type of Mexican government money market securities known as Cetes, which are described above under "The North American Government Securities Portfolio," if such investments meet the rating standard for the fixed-income portion of the portfolio of the BALANCED PORTFOLIO), invest in real estate investment trusts, lend its portfolio securities, enter into repurchase agreements, reverse repurchase agreements, dollar rolls and forward foreign currency exchange contracts, purchase securities which are issued in private placements or are otherwise not readily marketable, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of these investments and techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.


The BALANCED PORTFOLIO is authorized to engage in transactions involving options and futures contracts that would be eligible for use by the UTILITIES PORTFOLIO, as described under "Options and Futures Transactions" under "General Portfolio Techniques" below and in the Statement of Additional Information. The BALANCED PORTFOLIO does not, however, presently intend to engage in such options and futures transactions and will not do so unless and until the Fund's prospectus has been revised to reflect this.

THE UTILITIES PORTFOLIO

The investment objective of the UTILITIES PORTFOLIO is to provide current income and long-term growth of income and capital, by investing primarily in equity and fixed-income securities of companies engaged in the public utilities industry. The investment objective of the UTILITIES PORTFOLIO may not be changed without the approval of the shareholders of the Portfolio. There can be no assurance that the objective will be achieved. The term "public utilities industry" consists of companies engaged in the manufacture, production, generation, transmission, sale and distribution of gas and electric energy, as well as companies engaged in the communications field, including telephone, telegraph, satellite, microwave and other companies providing communication facilities for the public, but excluding public broadcasting companies. For purposes of the UTILITIES PORTFOLIO, a company will be considered to be in the public utilities industry if, during the most recent twelve month period, at least 50% of the company's gross revenues, on a consolidated basis, is derived from the public utilities industry. The following investment

                             18   - PROSPECTUS
policies may be changed by the Trustees of the Fund without shareholder approval:

In seeking to achieve its objective, the UTILITIES PORTFOLIO will normally invest at least 65% of its total assets in securities of companies in the public utilities industry. The Investment Manager believes the UTILITIES PORTFOLIO's investment policies are suited to benefit from certain characteristics and historical performance of the securities of public utility companies. Many of these companies have historically set a pattern of paying regular dividends and increasing their common stock dividends over time, and the average common stock dividend yield of utilities historically has substantially exceeded that of industrial stocks. The Investment Manager believes that these factors may not only provide current income but also generally tend to moderate risk and thus may enhance the opportunity for appreciation of securities owned by the UTILITIES PORTFOLIO, although the potential for capital appreciation has historically been lower for many utility stocks compared with most industrial stocks. There can be no assurance that the historical investment performance of the public utilities industry will be indicative of future events and performance.

The UTILITIES PORTFOLIO will invest in both equity securities (common stocks and securities convertible into common stock) (see "General Portfolio Techniques" below) and fixed-income securities (bonds and preferred stock) in the public utilities industry. The UTILITIES PORTFOLIO does not have any set policies to concentrate within any particular segment of the utilities industry. The UTILITIES PORTFOLIO will shift its asset allocation without restriction between types of utilities and between equity and fixed-income securities based upon the Investment Manager's determination of how to achieve the UTILITIES PORTFOLIO's investment objective in light of prevailing market, economic and financial conditions. For example, at a particular time the Investment Manager may choose to allocate up to 100% of the UTILITIES PORTFOLIO's assets in a particular type of security (for example, equity securities) or in a specific utility industry segment (for example, electric utilities).

Criteria to be utilized by the Investment Manager in the selection of equity securities include the following screens: earnings and dividend growth; book value; dividend discount; and price/ earnings relationships. In addition, the Investment Manager makes continuing assessments of management, the prevailing regulatory framework and industry trends such as an increasing emphasis on competition. The Investment Manager may also utilize computer-based equity selection models in connection with stock allocation in the equity portion of the portfolio. In keeping with the UTILITIES PORTFOLIO's objective, if in the opinion of the Investment Manager favorable conditions for capital growth of equity securities are not prevalent at a particular time, the UTILITIES PORTFOLIO may allocate its assets predominantly or exclusively in debt securities with the aim of obtaining current income as well as preserving capital and thus benefiting long term growth of capital.

The UTILITIES PORTFOLIO may purchase equity securities sold on the New York, American and other stock exchanges and in the over-the-counter market. Fixed-income securities in which the UTILITIES PORTFOLIO may invest are debt securities and preferred stocks which are rated at the time of purchase Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Corporation ("S&P") or which, if unrated, are deemed to be of comparable quality by the Investment Manager (see "General Portfolio Techniques" below for a discussion of the characteristics and risks of investments in fixed-income securities rated Baa or BBB and a discussion of credit risk and interest rate risk, to which risks all fixed-income securities are subject). Under normal circumstances the average weighted maturity of the debt portion of the portfolio is expected to be in excess of seven years. A description of Moody's and S&P ratings is contained in the Appendix.

While the UTILITIES PORTFOLIO will invest primarily in the securities of public utility companies, under ordinary circumstances it may invest up to 35% of its total assets in U.S. Government securities (securities issued or guaranteed as to principal and interest by the United States or its agencies and instrumentalities), money market instruments, repurchase agreements, options and futures (see "General Portfolio Techniques" below and in the Statement of Additional Information). The UTILITIES PORTFOLIO may acquire warrants attached to other securities purchased by the Portfolio (see "General Portfolio Techniques" below).

There may be periods during which, in the opinion of the Investment Manager, market conditions warrant reduction of some or all of the UTILITIES PORTFOLIO's securities holdings. During such periods, the UTILITIES PORTFOLIO may adopt a temporary "defensive" posture in which greater than 35% of its total assets are invested in cash or money market instruments.


The UTILITIES PORTFOLIO may enter into repurchase agreements, invest in foreign securities (including American Depository Receipts, European Depository Receipts or other similar securities convertible into securities of foreign issuers), invest in zero coupon securities, invest in real estate investment trusts, lend its portfolio securities, purchase securities which are issued in private placements or are otherwise not readily marketable, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of those investments and techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.


PUBLIC UTILITIES INDUSTRY. The public utilities industry as a whole has certain characteristics and risks particular to that industry. Unlike industrial companies, the rates which utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a utility company's earnings and dividends in

                             19   - PROSPECTUS
times of decreasing costs, but conversely will tend to adversely affect earnings and dividends when costs are rising. In addition, the value of public utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.

Among the risks affecting the utilities industry are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices; the risks in connection with the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes, such as the possible adverse effects of profits on recent increased competition within the telecommunications, electric and natural gas industries and the uncertainties resulting from companies within these industries diversifying into new domestic and international businesses, as well as from agreements by many such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

THE DIVIDEND GROWTH PORTFOLIO

The investment objective of the DIVIDEND GROWTH PORTFOLIO is to provide reasonable current income and long-term growth of income and capital. There is no assurance that the objective will be achieved. The DIVIDEND GROWTH PORTFOLIO seeks to achieve its investment objective primarily through investments in common stock of companies with a record of paying dividends and the potential for increasing dividends. The net asset value of the DIVIDEND GROWTH PORTFOLIO'S shares will fluctuate with changes in market values of portfolio securities. The DIVIDEND GROWTH PORTFOLIO will attempt to avoid speculative securities or those with speculative characteristics.

The investment objective of the DIVIDEND GROWTH PORTFOLIO may not be changed without the approval of the shareholders of the DIVIDEND GROWTH PORTFOLIO. The following policies may be changed by the Trustees of the Fund without shareholder approval:

(1) Up to 30% of the value of the DIVIDEND GROWTH PORTFOLIO's total assets may be invested in: (a) convertible debt securities (see "General Portfolio Techniques" below), convertible preferred securities, warrants (see "General Portfolio Techniques" below), U.S. Government securities (securities issued or guaranteed as to principal and interest by the United States or its agencies and instrumentalities), corporate debt securities which are rated at the time of purchase Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation or which, if unrated, are deemed to be of comparable quality by the Investment Manager (see "General Portfolio Techniques" below for a discussion of the characteristics and risks of investments in zero coupon securities and fixed-income securities rated Baa or BBB and a discussion of credit risk and interest rate risk, to which risks all fixed-income securities are subject) and/or money market instruments (see "General Portfolio Techniques" below) when, in the opinion of the Investment Manager, the projected total return on such securities is equal to or greater than the expected total return on equity securities or when such holdings might be expected to reduce the volatility of the portfolio (for purposes of this provision, the term "total return" means the difference between the cost of a security and the aggregate of its market value and dividends received); or (b) in money market instruments under any one or more of the following circumstances: (i) pending investment of proceeds of sale of the DIVIDEND GROWTH PORTFOLIO'S shares or of portfolio securities; (ii) pending settlement of purchases of portfolio securities; or
(iii) to maintain liquidity for the purpose of meeting anticipated redemptions.

(2) Notwithstanding any of the foregoing limitations, the DIVIDEND GROWTH PORTFOLIO may invest more than 30% of the value of its total assets in money market instruments to maintain, temporarily, a "defensive" posture when, in the opinion of the Investment Manager, it is advisable to do so because of economic or market conditions.


The DIVIDEND GROWTH PORTFOLIO may enter into repurchase agreements, invest in American Depository Receipts, invest in zero coupon securities, invest in real estate investment trusts, lend its portfolio securities, purchase securities which are issued in private placements or are otherwise not readily marketable, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of those investments and techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.


The DIVIDEND GROWTH PORTFOLIO is authorized to engage in transactions involving options and futures contracts which would be eligible for use by the UTILITIES PORTFOLIO, as described under "Options and Futures Transactions" under "General Portfolio Techniques" below and in the Statement of Additional Information. The DIVIDEND GROWTH PORTFOLIO does not, however, presently intend to engage in such options and futures transactions and will not do so unless and until the Fund's prospectus has been revised to reflect this.

THE VALUE-ADDED MARKET PORTFOLIO

The investment objective of the VALUE-ADDED MARKET PORTFOLIO is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The investment objective of the VALUE-ADDED MARKET PORTFOLIO may not be changed without the approval of the shareholders of the Portfolio. There can be no assurance that the objective will be achieved. The investment policies discussed below may be changed by the Trustees of the Fund without shareholder approval:

The VALUE-ADDED MARKET PORTFOLIO will seek to attain its investment objective by investing, on an equally-weighted basis, in a

                             20   - PROSPECTUS
diversified portfolio of common stocks of the companies which are included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"). Standard & Poor's 500 is a trademark of Standard & Poor's Corporation ("S&P") and has been licensed for use by the Fund. The VALUE-ADDED MARKET PORTFOLIO is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the VALUE-ADDED MARKET PORTFOLIO. The S&P Index consists of 500 common stocks selected by S&P, most of which are listed on the New York Stock Exchange. Inclusion of a stock in the S&P Index implies no opinion by S&P as to the quality of the stock as an investment. The S&P Index is determined, composed and calculated by S&P without regard to the VALUE-ADDED MARKET PORTFOLIO. S&P is neither a sponsor of, nor in any way affiliated with, the VALUE-ADDED MARKET PORTFOLIO, and S&P makes no representation or warranty, express or implied, on the advisability of investing in the VALUE-ADDED MARKET PORTFOLIO or as to the ability of the S&P Index to track general stock market performance, and S&P disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P Index or any data included therein. S&P has no connection with the VALUE-ADDED MARKET PORTFOLIO other than the licensing to the Investment Manager of the use of the S&P Index in connection with the VALUE-ADDED MARKET PORTFOLIO.

The VALUE-ADDED MARKET PORTFOLIO invests in the stocks included in the S&P Index on an equally-weighted basis; that is, to the extent practicable and subject to the specific investment policies and restrictions described below, an equal portion of the VALUE-ADDED MARKET PORTFOLIO's assets is invested in each of the 500 securities in the S&P Index. This differs from the S&P Index and nearly all other major indexes, which generally are weighted on a market-capitalization basis. For example, the 50 largest capitalization issuers in the S&P Index represent approximately 45% of the S&P Index. However, in accordance with its investment policies, the VALUE-ADDED MARKET PORTFOLIO will strive to maintain each stock holding equally, so that, subject to the specific investment policies and investment restrictions described below, approximately 0.20 of 1% of the VALUE-ADDED MARKET PORTFOLIO's total invested assets will be invested in each of the 500 companies included in the S&P Index. The equal weighting technique is based on the Investment Manager's statistical analysis that most portfolio performance is usually generated by only one-quarter to one-third of the portfolio. Since there is no certainty that any specific company or industry selection, even within a broad-based index such as the S&P Index, will achieve superior performance, the Investment Manager believes equal-weighting may benefit the VALUE-ADDED MARKET PORTFOLIO in seeking to attain its investment objective.

The holdings of the VALUE-ADDED MARKET PORTFOLIO will be adjusted by the Investment Manager not less than quarterly to reflect changes in the VALUE-ADDED MARKET PORTFOLIO's asset levels and in the relative values of the common stocks held by the VALUE-ADDED MARKET PORTFOLIO so that following each adjustment the value of the VALUE-ADDED MARKET PORTFOLIO's investment in each security will be equal to the extent practicable. In addition, whenever a company is eliminated from or added to the S&P Index, the VALUE-ADDED MARKET PORTFOLIO will sell or purchase the stock of such company, as the case may be, as soon as practicable. Accordingly, securities may be purchased and sold by the VALUE-ADDED MARKET PORTFOLIO when such purchases and sales would not be made under traditional investment criteria.

In addition, while the Investment Manager will not actively manage the portfolio other than to follow the guidelines set forth above for following an equally-weighted S&P Index, it may eliminate one or more securities (or elect not to increase the VALUE-ADDED MARKET PORTFOLIO's position in such securities), notwithstanding the continued listing of such securities in the S&P Index, in the following circumstances: (a) the stock is no longer publicly traded, such as in the case of a leveraged buyout or merger; (b) an unexpected adverse development with respect to a company, such as bankruptcy or insolvency; (c) in the view of the Investment Manager, there is a high degree of risk with respect to a company that bankruptcy or insolvency will occur; or (d) in the view of the Investment Manager, based on its consideration of the price of a company's securities, the depth of the market in those securities and the amount of those securities held or to be held by the VALUE-ADDED MARKET PORTFOLIO, retaining shares of a company or making any additional purchases would be inadvisable because of liquidity risks. The Investment Manager will monitor on an ongoing basis all companies falling within any of the circumstances described in this paragraph, and will return such company's shares to the VALUE-ADDED MARKET PORTFOLIO's holdings, or recommence purchases, when and if those conditions cease to exist.


The VALUE-ADDED MARKET PORTFOLIO may purchase futures contracts on stock indexes at a time when it is not fully invested on account of additional cash invested in the Portfolio or income received by the Portfolio. Purchase of a futures contract in those circumstances serves as a temporary substitute for the purchase of individual stocks which may then be purchased in orderly fashion. The VALUE-ADDED MARKET PORTFOLIO may enter into repurchase agreements, may lend its portfolio securities and may purchase common stock, including American Depository Receipts ("ADRs"), of foreign corporations represented in the S&P Index (such common stock and ADRs are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ Market System) (see "General Portfolio Techniques" below and in the Statement of Additional Information).


A portion of the VALUE-ADDED MARKET PORTFOLIO's assets, not exceeding 25% of its total assets, may be invested temporarily in money market instruments (see "General Portfolio Techniques" below) under any one or more of the following circumstances: (a) pending investment of proceeds of sale of shares of the VALUE-ADDED MARKET PORTFOLIO; (b) pending settlement of purchases of portfolio securities; or (c) to maintain liquidity for the purposes of meeting anticipated redemptions.

                             21   - PROSPECTUS

THE CORE EQUITY PORTFOLIO

The investment objective of the CORE EQUITY PORTFOLIO is long-term growth of capital. This objective may not be changed without the approval of the shareholders of the CORE EQUITY PORTFOLIO. There is no assurance that the objective will be achieved. The following investment policies may be changed by the Trustees of the Fund without shareholder approval:

The CORE EQUITY PORTFOLIO invests primarily in common stocks and securities convertible into common stocks of companies which offer the prospect for growth of earnings. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in common stocks and convertible securities, including warrants (see "General Portfolio Techniques" below). There are no minimum rating or quality requirements with respect to convertible securities in which the Portfolio may invest and, thus, all or some of such securities may be below investment grade (see "General Portfolio Techniques" below). See the Appendix for a discussion of ratings of fixed-income securities.

The Sub-Adviser invests the assets of the CORE EQUITY PORTFOLIO by pursuing its "top down sector rotational core equity" philosophy. That strategy involves a three-step process to achieve value for the Portfolio's shareholders by taking advantage of unrecognized appreciation potential created by changes in the economic, social and political environments. Pursuant to its approach, the Sub-Adviser first determines those market sectors,and the industries within those sectors, that the Sub-Adviser believes offer opportunities for capital appreciation. The Sub-Adviser makes this determination by utilizing an industry matrix to divide the stock market by economic sectors and industries, and then by continuously reviewing those industries. Following the identification of those specific industries, individual companies within those industries are chosen for investment by the CORE EQUITY PORTFOLIO, based on factors including but not limited to: potential growth in earnings and dividends; quality of management; new products and/or new markets; research and development capabilities; historical rate of return on equity and invested capital; cash flow and balance sheet strength; and forcing value through company initiatives such as cost reduction or share repurchase. As the third step, the Sub-Adviser determines the weightings that the selected industries and companies will have in the portfolio.

The CORE EQUITY PORTFOLIO intends to invest primarily, but not exclusively, in companies having stock market capitalizations (calculated by multiplying the number of outstanding shares of a company by the current market price) of at least $1 billion. The Sub-Adviser anticipates that the CORE EQUITY PORTFOLIO will focus its investments in a relatively limited number of companies, although the Sub-Adviser continuously monitors up to 250 companies for possible investment by the Portfolio. The Portfolio's holdings are changed by the Sub-Adviser as warranted based on changes in the overall market or economic environment, as well as factors specific to particular companies.

While the CORE EQUITY PORTFOLIO invests primarily in common stocks and securities convertible into common stock, under ordinary circumstances it may invest up to 35% of its total assets in money market instruments, which are short-term (maturities of up to thirteen months) fixed-income securities issued by private and governmental institutions. Money market instruments in which the CORE EQUITY PORTFOLIO may invest are set forth under "General Portfolio Techniques" below.

There may be periods during which, in the opinion of the Sub-Adviser, market conditions warrant reduction of some or all of the CORE EQUITY PORTFOLIO's securities holdings. During such periods, the Portfolio may adopt a temporary "defensive" posture in which greater than 35% of its total assets is invested in money market instruments or cash.


The CORE EQUITY PORTFOLIO may enter into repurchase agreements, invest in foreign securities (including American Depository Receipts, European Depository Receipts or other similar securities convertible into securities of foreign issuers), invest in real estate investment trusts, lend its portfolio securities, purchase securities which are issued in private placements or are otherwise not readily marketable, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of these investments and techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.


The CORE EQUITY PORTFOLIO is authorized to engage in transactions involving options and futures contracts that would be eligible for use by the UTILITIES PORTFOLIO, as described under "Options and Futures Transactions" under "General Portfolio Techniques" below and in the Statement of Additional Information. The CORE EQUITY PORTFOLIO does not, however, presently intend to engage in such options and futures transactions and will not do so unless and until the Fund's prospectus has been revised to reflect this.

THE AMERICAN VALUE PORTFOLIO

The investment objective of the AMERICAN VALUE PORTFOLIO is long-term capital growth consistent with an effort to reduce volatility. This objective may not be changed without the approval of the shareholders of the AMERICAN VALUE PORTFOLIO. There is no assurance that the objective will be achieved. The investment policies discussed below may be changed by the Trustees of the Fund without shareholder approval:


The AMERICAN VALUE PORTFOLIO seeks to achieve its investment objective by investing in a diversified portfolio of securities consisting principally of common stocks. The AMERICAN VALUE PORTFOLIO utilizes an investment process that places primary emphasis on seeking to identify industries, rather than individual companies, as prospects for capital appreciation. The Investment Manager seeks to invest the assets of the Portfolio in those industries that, at the time of investment, are attractively valued given their above average relative earnings growth potential at that time. Therefore, the Portfolio is typically overweighted in


                             22   - PROSPECTUS
those sectors deemed to be attractive given their potential for above average relative earnings growth.



The Investment Manager seeks to identify what stage of the business cycle the economy is in and which industry groups have historically outperformed the overall market during that stage of the cycle, i.e., typically, groups that tend to have the highest relative earnings growth at that point in the cycle. The Investment Manager also analyzes secular trends such as demographics, international trade, etc., that could cause the current cycle to differ from prior cycles and attempts to weight the portfolio appropriately, given those factors.



Following selection of the AMERICAN VALUE PORTFOLIO's specific investments, the Investment Manager will attempt to allocate the assets of the AMERICAN VALUE PORTFOLIO so as to reduce the volatility of its portfolio. In doing so, the AMERICAN VALUE PORTFOLIO may hold a portion of its portfolio in fixed-income securities in an effort to moderate extremes of price fluctuations. The AMERICAN VALUE PORTFOLIO may invest up to 35% of its total assets in common stocks of non-U.S. companies including American Depository Receipts (see "General Portfolio Techniques" below), in companies in industries which have not been determined to be attractively valued by the Investment Manager, and in convertible debt securities and warrants (see "General Portfolio Techniques" below), convertible preferred securities, U.S. Government securities (securities issued or guaranteed as to principal and interest by the United States or its agencies and instrumentalities) (see "General Portfolio Techniques" below) and investment grade corporate debt securities when, in the opinion of the Investment Manager, the projected total return on such securities is equal to or greater than the expected total return on common stocks, or when such holdings might be expected to reduce the volatility of the portfolio, and in money market instruments (see "General Portfolio Techniques" below) under any one or more of the following circumstances: (i) pending investment of proceeds of sale of shares of the AMERICAN VALUE PORTFOLIO or of portfolio securities; (ii) pending settlement of purchases of portfolio securities; or (iii) to maintain liquidity for the purpose of meeting anticipated redemptions. Greater than 35% of the AMERICAN VALUE PORTFOLIO's total assets may be invested in money market instruments to maintain, temporarily, a "defensive" posture when, in the opinion of the Investment Manager, it is advisable to do so because of economic or market conditions. The term investment grade consists of fixed-income securities rated Baa or higher by Moody's Investors Service Inc. or BBB or higher by Standard & Poor's Corporation or, if not rated, determined to be of comparable quality by the Investment Manager (see "General Portfolio Techniques" below for a discussion of the characteristics and risks of investments in fixed-income securities rated Baa or BBB and a discussion of credit risk and interest rate risk, to which risks all fixed-income securities are subject).


Because prices of stocks fluctuate from day to day, the value of an investment in the AMERICAN VALUE PORTFOLIO will vary based upon the Portfolio's investment performance. The AMERICAN VALUE PORTFOLIO is intended for long-term investors who can accept the risks involved in seeking long-term growth of capital through investment in the securities of large, medium and small-capitalization companies. Emphasis on attractive industries may run contrary to general market assessments and may involve risks associated with departure from typical S&P 500 industry weightings. It should be recognized that investing in small and medium-capitalization companies involves greater risk than is customarily associated with investing in more established companies.



Under normal circumstances, at least 65% of the AMERICAN VALUE PORTFOLIO's total assets will be invested in common stocks of U.S. companies in industries which, at the time of purchase, were determined to be attractively valued or moderately attractively valued given their above average relative growth potential at that time.


The foregoing limitations apply at the time of acquisition based on the last determined market value of the assets of the AMERICAN VALUE PORTFOLIO, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total assets will not require elimination of any security from the portfolio.


Since the investment strategy of the AMERICAN VALUE PORTFOLIO involves an ongoing process of determination by the Investment Manager of industries that have the most promising potential for relative earnings growth, it is anticipated that the Portfolio will have more frequent purchase and sale transactions than most other Portfolios. Therefore, as noted below under "General Portfolio Techniques -- Portfolio Trading," the annual portfolio turnover rate of the AMERICAN VALUE PORTFOLIO may exceed 400%.



The AMERICAN VALUE PORTFOLIO may enter into repurchase agreements, invest in zero coupon securities, invest in real estate investment trusts, lend its portfolio securities, engage in futures contracts and options transactions, purchase securities which are issued in private placements or are otherwise not readily marketable, and purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of these investments and techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.



THE MID-CAP GROWTH PORTFOLIO



The investment objective of the MID-CAP GROWTH PORTFOLIO is long-term capital growth. The objective cannot be changed without the approval of the shareholders of the MID-CAP GROWTH PORTFOLIO. There is no assurance that the objective will be achieved. The investment policies discussed below may be changed by the Trustees without shareholder approval:



The MID-CAP GROWTH PORTFOLIO seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of domestic and foreign equity securities of "mid-cap" companies. A mid-cap


                             23   - PROSPECTUS
company is a company whose market capitalization falls within the range of $250 million to $5 billion. The MID-CAP GROWTH PORTFOLIO may invest up to 35% of its total assets in (i) U.S. Government Securities and investment grade corporate debt securities (see "General Portfolio Techniques" below); or (ii) equity securities of companies with market capitalizations which fall outside of the range of $250 million to $5 billion at the time of purchase as long as such investments are consistent with the Portfolio's investment objective. The MID-CAP GROWTH PORTFOLIO may invest up to 35% of its total assets in the equity securities of non-U.S. companies, including American or other Depository Receipts, rights, warrants, and the direct purchase of foreign securities (see "General Portfolio Techniques" below). Equity securities in which the MID-CAP GROWTH PORTFOLIO may invest include common stocks and securities convertible into common stocks (see "General Portfolio Techniques" below). The MID-CAP GROWTH PORTFOLIO utilizes an investment process that places primary emphasis on seeking to identify industries, rather than individual companies, as prospects for capital appreciation and whereby the Investment Manager seeks to invest assets of the Portfolio in industries it considers to be attractive at the time of purchase and to sell those it considers overvalued. The Investment Manager will invest principally in those mid-cap companies that in the opinion of the Investment Manager have above-average relative growth potential. Mid-cap companies typically have a better growth potential than their large-cap counterparts because they are still in the early and more dynamic period of their corporate existences. Often mid-size companies and the industries in which they are focused are still evolving as opposed to the more mature industries served by large-cap companies. Moreover, mid-cap companies are not considered "emerging" stocks, nor are they as volatile as small-cap firms. This is due to the fact that mid-cap companies have increased liquidity, attributable to their larger market capitalization as well as longer and more established track records, and a stronger market presence and dominance than small-cap firms. Consequently, because of the better growth inherent in these companies and their industries, mid-cap companies offer superior return potential to large-cap companies; yet, owing to their relatively larger size and better recognition in the investment community, they have a reduced risk profile compared to smaller, emerging or micro-cap companies.



In selecting stocks within the mid-cap universe, the Investment Manager will use an industry approach that seeks to diversify the assets of the MID-CAP GROWTH PORTFOLIO in approximately 18 to 35 industries. The Portfolio will hold less than 5% of its net assets in any one security and will hold less than 10% of its net assets in any one industry. Companies will be selected based on at least three-year track records, and purchases will be primarily focused on companies that: (1) have the potential for above-average relative earnings growth; (2) are focused in industries that are rapidly expanding or have the potential to see increasing sales or earnings; (3) historically have had well-defined and recurring revenues; or (4) are attractive based on an assessment of private market or franchise values.



After selection of the MID-CAP GROWTH PORTFOLIO's target industries, specific company investments are selected. In this process, the Investment Manager seeks to identify companies whose prospects are deemed attractive on the basis of an evaluation of valuation screens and prospective company fundamentals. From the total of all companies included in the industry valuation process, the Investment Manager selects a limited number from each industry as representative of that industry. Such selections are made on the basis of various criteria, including size and quality of a company, the visibility of its earnings and various valuation parameters. Valuation screens may include dividend discount model values, price-to-book ratios, price-to-cash flow values, relative and absolute price-to-earnings ratios and ratios of price-earnings multiples to earnings growth. Price and earnings momentum ratings derived from external sources are also factored into the stock selection decision. Those companies which the Investment Manager believes to be attractive investments are finally selected for inclusion in the Portfolio. See below for a discussion of the risks of mid-cap stocks.



ASSET ALLOCATION. Common stocks, particularly those sought for possible capital appreciation, have historically experienced a great amount of price fluctuation. The Investment Manager believes it is desirable to attempt to reduce the risks of extreme price fluctuations even if such an attempt results, as it likely will at times, in reducing the probabilities of obtaining greater capital appreciation. Accordingly, the Investment Manager's investment process incorporates elements which may reduce, although certainly not eliminate, the volatility of a portfolio. The MID-CAP GROWTH PORTFOLIO may hold a portion of its portfolio in investment grade fixed-income securities, including convertible securities, in an effort to moderate extremes of price fluctuation. The determination of the appropriate asset allocation as between equity and fixed-income investments will be made by the Investment Manager in its discretion, based upon its evaluation of economic and market conditions. The MID-CAP GROWTH PORTFOLIO may, for defensive purposes, invest without limitation in money market instruments (see "General Portfolio Techniques" below).



MID-CAP STOCKS. Investing in medium-sized market capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. Often mid-size companies and the industries in which they are focused are still evolving and while this may offer better growth potential than larger, established companies, it also may make them more sensitive to changing market conditions. Because prices of stocks, including mid-cap stocks, fluctuate from day to day, the value of an investment in the MID-CAP GROWTH PORTFOLIO will vary based upon the Portfolio's investment performance.



The MID-CAP GROWTH PORTFOLIO may enter into repurchase agreements, invest in zero coupon securities, invest in real estate investment trusts, engage in futures contracts and options transactions, lend its portfolio securities, purchase securities which are issued in private placements or are otherwise not readily marketable, and purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in


                             24   - PROSPECTUS
each case in accordance with the description of these investments and techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.


THE GLOBAL EQUITY PORTFOLIO

The investment objective of the GLOBAL EQUITY PORTFOLIO is to seek to obtain total return on its assets primarily through long-term capital growth and to a lesser extent from income. There can be no assurance that the GLOBAL EQUITY PORTFOLIO will achieve its objective. The investment objective cannot be changed without the approval of the shareholders of the GLOBAL EQUITY PORTFOLIO. The investment policies discussed below may be changed by the Trustees of the Fund without shareholder approval:

The GLOBAL EQUITY PORTFOLIO will invest at least 65% of its total assets in equity securities issued by issuers located in various countries, around the world. The Portfolio's investment portfolio will normally be invested in at least five separate countries. With the exception of Australia, Canada, France, Japan, The United Kingdom and Germany, no more than 20% of the value of the Portfolio's net assets may be invested in securities of issuers located in any one foreign country.

The GLOBAL EQUITY PORTFOLIO will seek to achieve its investment objective through investments in all types of common stocks and equivalents (such as convertible debt securities and warrants) (see "General Portfolio Techniques" below), preferred stocks and bonds and other investment grade debt obligations of domestic and foreign companies and governments and international organizations, including zero coupon securities. There is no limitation on the percentage or amount of the GLOBAL EQUITY PORTFOLIO's assets which may be invested for growth or income. The term investment grade consists of fixed-income securities rated Baa or higher by Moody's Investors Service Inc. or BBB or higher by Standard & Poor's Corporation or, if not rated, determined to be of comparable quality by the Investment Manager (see "General Portfolio Techniques" below for a discussion of the characteristics and risks of investments in fixed-income securities rated Baa or BBB and investments in zero coupon securities, and a discussion of credit risk and interest rate risk, to which risks all fixed-income securities are subject).

The GLOBAL EQUITY PORTFOLIO will maintain a flexible investment policy and, based on a worldwide investment strategy, will invest in a diversified portfolio of securities of companies and governments located throughout the world. Such securities will generally be those with a record of paying dividends and the potential for increasing dividends. The percentage of the GLOBAL EQUITY PORTFOLIO's assets invested in particular geographic sectors will shift from time to time in accordance with the judgment of the Investment Manager.

The GLOBAL EQUITY PORTFOLIO may also invest in securities of foreign issuers in the form of American Depository Receipts, European Depository Receipts or other similar securities convertible into securities of foreign issuers, and invest up to 10% of its total assets in securities issued by other investment companies (see the discussion of these securities under "General Portfolio Techniques" below).

Notwithstanding the GLOBAL EQUITY PORTFOLIO's investment objective of seeking total return, the GLOBAL EQUITY PORTFOLIO may, for defensive purposes, without limitation, invest in: obligations of the United States Government, its agencies or instrumentalities) (see "General Portfolio Techniques" below); cash and cash equivalents in major currencies; repurchase agreements (see "General Portfolio Techniques" below) and money market instruments. Money market instruments in which the GLOBAL EQUITY PORTFOLIO may invest are set forth under "General Portfolio Techniques" below.

Investors should carefully consider the risks of investing in securities of foreign issuers and securities denominated in non-U.S. currencies (see "General Portfolio Techniques" below for a discussion of the characteristics and risks of investments in foreign securities).


The GLOBAL EQUITY PORTFOLIO may enter into forward foreign currency exchange contracts, engage in futures contracts and options transactions, purchase securities which are issued in private placements or are otherwise not readily marketable, invest in real estate investment trusts, lend its portfolio securities, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of those investments and techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.


THE DEVELOPING GROWTH PORTFOLIO

The investment objective of the DEVELOPING GROWTH PORTFOLIO is long-term capital growth. This objective may not be changed without the approval of the shareholders of the DEVELOPING GROWTH PORTFOLIO. There is no assurance that the objective will be achieved. The following policies may be changed by the Trustees of the Fund without shareholder approval:

The DEVELOPING GROWTH PORTFOLIO seeks to achieve capital growth which significantly exceeds the historical total return of common stocks as measured by the Standard & Poor's 500 index. The primary emphasis is on the securities of smaller and medium-sized companies that, in the opinion of the Investment Manager, have the potential to grow much more rapidly than the economy; at times, investments may also be made in the securities of larger, established companies which also have such growth potential. The DEVELOPING GROWTH PORTFOLIO will normally invest at least 65% of its total assets in the securities of such companies. In addition to common stock, this portion of the portfolio may also include convertible securities (see "General Portfolio Techniques" below), preferred stocks and warrants (see "General Portfolio Techniques" below).

The Investment Manager attempts to identify companies whose earnings growth will be significantly higher than the average.

                             25   - PROSPECTUS

Dividend income is not generally a consideration in the selection of stocks for purchase.

The Investment Manager focuses its stock selection for the DEVELOPING GROWTH PORTFOLIO upon a diversified group of emerging growth companies which have moved beyond the difficult and extremely risky "start-up" phase and which at the time of selection show positive earnings with the prospects of achieving significant further profit gains in at least the next two-to-three years after acquisition. New technologies, techniques, products or services, cost-reducing measures, changes in management, capitalization or asset deployment, changes in government regulations or favorable shifts in other external circumstances may all contribute to the anticipated phase of growth.

The application of the DEVELOPING GROWTH PORTFOLIO's investment policies is basically dependent upon the judgment of the Investment Manager. The proportions of the Portfolio's assets invested in particular industries will shift from time to time in accordance with the judgment of the Investment Manager.

The DEVELOPING GROWTH PORTFOLIO may invest up to 35% of its total assets in corporate debt securities which are rated at the time of purchase Baa or better by Moody's Investors Service Inc. or BBB or better by Standard & Poor's Corporation or which, if unrated, are deemed to be of comparable quality by the Investment Manager, including zero coupon securities (see "General Portfolio Techniques" below for a discussion of the characteristics and risks of investments in fixed-income securities rated Baa or BBB and investments in zero coupon securities, and a discussion of credit risk and interest rate risk, to which risks all fixed-income securities are subject) and money market instruments. Money market instruments in which the Portfolio may invest are set forth under "General Portfolio Techniques" below. There may be periods during which, in the opinion of the Investment Manager, general market conditions warrant reduction of some or all of the DEVELOPING GROWTH PORTFOLIO's securities holdings. During such periods, the Portfolio may adopt a temporary "defensive" posture in which greater than 35% of its total assets are invested in cash or money market instruments.

The securities in which the DEVELOPING GROWTH PORTFOLIO invests may or may not be listed on a national stock exchange, but if they are not so listed, will generally have an established over-the-counter market.

Since the investment strategy of the DEVELOPING GROWTH PORTFOLIO involves an ongoing process of determination by the Investment Manager of emerging growth companies that meet the stock selection process discussed above, it is anticipated that the Portfolio will have more frequent purchase and sale transactions than most other Portfolios. Therefore, as noted below under "General Portfolio Techniques -- Portfolio Trading," the annual portfolio turnover rate of the DEVELOPING GROWTH PORTFOLIO may exceed 300%.


The DEVELOPING GROWTH PORTFOLIO may also enter into repurchase agreements, invest in foreign securities, including American Depository Receipts, European Depository Receipts or similar securities convertible into securities of foreign issuers, invest in real estate investment trusts, lend its portfolio securities, purchase securities which are issued in private placements or which are not otherwise readily marketable, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of those investments and techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.


The DEVELOPING GROWTH PORTFOLIO is authorized to engage in transactions involving options and futures contracts that would be eligible for use by the UTILITIES PORTFOLIO, as described under "Options and Futures Transactions" under "General Portfolio Techniques" below and in the Statement of Additional Information. The DEVELOPING GROWTH PORTFOLIO does not, however, presently intend to engage in such options and futures transactions and will not do so unless and until the Fund's prospectus has been revised to reflect this.
LEVERAGING. The DEVELOPING GROWTH PORTFOLIO may borrow money, but only from a bank and in an amount up to 25% of the value of the Portfolio's total assets, taken at the lower of market value or cost, not including the amount borrowed. When the Portfolio borrows it will be because it seeks to enhance capital appreciation by leveraging its investments through purchasing securities with the borrowed funds. Any investment gains (and/ or investment income) made with the additional monies in excess of interest paid will cause the net asset value of the Portfolio's shares (and/or the Portfolio's net income per share) to rise to a greater extent than would otherwise be the case. Conversely, if the investment performance of the additional monies fails to cover their cost to the Portfolio, net asset value (and/or net income per share) will decrease to a greater extent than would otherwise be the case. This is the speculative factor involved in leverage. The Portfolio will be required to maintain an asset coverage (including the proceeds of borrowings) of at least 300% of such borrowings in accordance with the provisions of the Investment Company Act of 1940, as amended (the "Act"). The investment policy also provides that the Portfolio may not purchase or sell a security on margin.

THE EMERGING MARKETS PORTFOLIO

The investment objective of the EMERGING MARKETS PORTFOLIO is long-term capital appreciation. This objective may not be changed without the approval of the shareholders of the EMERGING MARKETS PORTFOLIO. There can be no assurance that the objective will be achieved. The following policies may be changed by the Trustees of the Fund without shareholder approval:

The EMERGING MARKETS PORTFOLIO will seek to achieve its investment objective by investing at least 65% of its total assets at all times, except for temporary and defensive purposes, in equity securities of companies in emerging market countries. For the purposes of this Portfolio, an "emerging market country" is any country that is considered an emerging or developing country by the International Bank of Reconstruction and Development (the "World Bank"), as well as Hong Kong and Singapore. Presently,

                             26   - PROSPECTUS
there are approximately 130 countries considered to be emerging market countries, approximately 40 of which currently have established securities markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, most nations located in Western Europe and certain other nations located in Asia. A list of the countries not falling within the World Bank definition of an emerging market country is set forth in the Statement of Additional Information.

Under current market conditions, the EMERGING MARKETS PORTFOLIO expects that its investments in equity securities of companies in emerging market countries initially will consist primarily of equity securities of "Asian Companies" (as defined below) and, to a lesser extent, equity securities of "Latin American Companies" (as defined below). Under normal circumstances, the Portfolio will invest in at least five emerging market countries. The EMERGING MARKETS PORTFOLIO may not invest more than 20% of its total assets in the securities of issuers located in any one emerging market country or in any one developed foreign country other than Australia, Canada, France, Japan, the United Kingdom and Germany. Substantially all of the Portfolio's investments may be denominated in currencies other than the U.S. dollar.

The EMERGING MARKETS PORTFOLIO will invest primarily in equity securities of companies that (i) are organized under the laws of emerging market countries;
(ii) regardless of where organized, derive at least 50% of their revenues from goods produced or sold, investments made, or services performed in emerging market countries; (iii) maintain at least 50% of their assets in emerging market countries; or (iv) have securities which are traded principally on a stock exchange in an emerging market country. As used herein, "Asian Companies" and "Latin American Companies" include any companies meeting the foregoing requirements with respect to Asian emerging market countries or Latin American emerging market countries, respectively. See "Risks of Investing in Emerging Market Countries" below.

The EMERGING MARKETS PORTFOLIO may invest up to 35% of its total assets in (i) convertible and non-convertible fixed-income securities of government or corporate issuers located in emerging market countries; (ii) equity and fixed-income securities of issuers in developed countries; and (iii) cash and money market instruments. See "General Portfolio Techniques" below for a discussion of investments in convertible securities and money market instruments.

There may be periods during which, in the opinion of the Sub-Adviser, market conditions warrant reduction of some or all of the EMERGING MARKETS PORTFOLIO's securities holdings. During such periods, the Portfolio may adopt a temporary "defensive" posture in which any amount of its total assets may be invested in obligations of the United States government, its agencies or instrumentalities, including zero coupon securities (see "General Portfolio Techniques" below), money market instruments and cash.

The equity securities in which the EMERGING MARKETS PORTFOLIO may invest include common and preferred stock (including convertible preferred stock), stock purchase warrants and rights, equity interests in trusts and partnerships and American or other types of Depository Receipts. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized market. See "General Portfolio Techniques" below for a discussion of investments in warrants, other investment companies and American or other types of Depository Receipts.

The fixed-income securities (including convertible securities) of government or corporate issuers located in emerging market countries, the United States or other developed countries in which the EMERGING MARKETS PORTFOLIO may invest may consist of fixed-income securities that are unrated or rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Corporation ("S&P"), including zero coupon securities. There is no limit on the percentage of the Portfolio's total assets which may be invested in fixed-income securities which are unrated or rated below investment grade. Since the EMERGING MARKETS PORTFOLIO does not have any minimum quality rating standard for such investments, the Portfolio may invest in fixed-income securities rated as low as C by Moody's or D by S&P. See "General Portfolio Techniques" below for a discussion of the special investment considerations involved in investment in lower-rated securities, commonly known as "junk bonds," a discussion of zero coupon securities, and a discussion of credit risk and interest rate risk, to which risks all fixed-income securities are subject. The Portfolio is not subject to any restrictions on the maturities of the fixed-income securities it holds. A description of Moody's and S&P ratings is set forth in the Appendix.

The EMERGING MARKETS PORTFOLIO's investments in debt obligations of government issuers in emerging market countries will consist of: (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries (including participations in loans between governments and financial institutions), (ii) debt securities or obligations issued by government owned, controlled or sponsored entities located in emerging market countries, and (iii) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above ("Sovereign Debt"). The Sovereign Debt held by the Portfolio will take the form of bonds (including Brady Bonds), notes, bills, debentures, warrants, short-term paper, loan participations, loan assignments and securities or interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of such Sovereign Debt. Certain Sovereign Debt held by the Portfolio will not be traded on any securities exchange. See the discussion of Sovereign Debt and Brady Bonds below and in the Statement of Additional Information.

U.S. and non-U.S. corporate fixed-income securities in which the EMERGING MARKETS PORTFOLIO may invest include debt securities, convertible securities and preferred stocks of corporate issuers.

The EMERGING MARKETS PORTFOLIO may also enter into repurchase agreements and forward foreign currency exchange contracts,

                             27   - PROSPECTUS
engage in various futures and options transactions, purchase securities which are issued in private placements or are otherwise not readily marketable, invest in real estate investment trusts, lend its portfolio securities, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of these investments and techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.


In its investment strategy, the Sub-Adviser primarily adopts a top-down approach, beginning with an evaluation of the country in which the proposed investment is to be made, including relevant external developments and their implications. Following the country level of review, investments in specific securities will be made after completion of a fundamental analysis of securities, industries and companies by the Sub-Adviser, including consideration of liquidity, market capitalization, a company's existing and expected future financial position, relative competitive position in the domestic and export markets, technology, recent developments and profitability, together with overall growth prospects. Other considerations include management expertise, government regulation and costs of labor and raw materials. The EMERGING MARKETS PORTFOLIO's investments will be allocated among emerging market countries in accordance with the Sub-Adviser's judgment as to where the best investment opportunities exist.

RISKS OF INVESTING IN EMERGING MARKET COUNTRIES. Investors should carefully consider the risks of investing in securities of foreign issuers and securities denominated in non-U.S. currencies. See "General Portfolio Techniques" below for a discussion of the characteristics and risks of investments in foreign securities. Investors should recognize that investing in securities of emerging market countries involves certain risks, and special considerations, including those set forth below, which are not typically associated with investing in securities of U.S. companies or issuers located in foreign developed countries.

The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. The limited size of many emerging securities markets and limited trading volume in issuers compared to volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

In addition, emerging market countries' exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their American counterparts. Brokerage commissions, dealer concessions, custodial expenses and other transaction costs may be higher on foreign markets than in the U.S. Thus, the EMERGING MARKETS PORTFOLIO's operating expenses are expected to be higher than those of investment companies investing primarily in domestic or other more established market regions. Also, differences in clearance and settlement procedures on foreign markets may occasion delays in settlements of Portfolio trades effected in such markets. Inability to dispose of portfolio securities due to settlement delays could result in losses to the Portfolio due to subsequent declines in value of such securities and the inability of the Portfolio to make intended security purchases due to settlement problems could result in a failure of the Portfolio to make potentially advantageous investments.

Many of the emerging market countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies;
(iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which the EMERGING MARKETS PORTFOLIO invests and adversely affect the value of the Portfolio's assets.

The economies of most of the emerging market countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Economic Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of emerging market countries. In addition, the economies of some of the emerging market countries such as Indonesia, Malaysia, Mexico and Venezuela, for example, are vulnerable to weakness in world prices for their commodity exports, including crude oil. There may be the possibility of expropriations, confiscatory taxation, political, economic or social instability or diplomatic developments which would adversely affect assets of the Portfolio held in foreign countries.

Governments in certain emerging market countries participate to a significant degree, through ownership interests or regulation, in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payment of dividends.

Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Trading in Sovereign Debt involves a high degree of risk, since the governmental entity that controls the repayment of Sovereign Debt may not be willing or able to repay the principal and/or interest of such debt obligations when they become due, due to factors such as debt service burden, political constraints, cash flow situation and

                             28   - PROSPECTUS
other national economic factors. As a result, governments of emerging market countries may default on their Sovereign Debt, which may require holders of such Sovereign Debt to participate in debt rescheduling or additional lending to defaulting governments. There is no bankruptcy proceeding by which defaulted Sovereign Debt may be collected in whole or in part. Currently, Brazil is the largest debtor among developing countries, Mexico is the second largest and Argentina the third. At times certain emerging market countries have declared moratoria on the payment of principal and/or interest on external debt.

"Brady Bonds," which were issued under the "Brady Plan" in exchange for loans and cash in connection with restructurings in various emerging market countries' external debt markets in 1990, have been issued in various currencies, primarily the U.S. dollar, and are actively traded in the over-the-counter secondary market for the debt of emerging market countries. In the case of U.S. dollar denominated collateralized Brady Bonds, the bonds are collateralized in full as to principal by U.S. Treasury zero coupon bonds of the same maturity. In addition, at least one year of rolling interest payments are collateralized by cash or other investments.

The governments of some emerging market countries, to varying degrees, have been engaged in programs of selling part or all of their stakes in government-owned or government-controlled enterprises ("privatizations"). The Sub-Adviser believes that privatizations may offer investors opportunities for significant capital appreciation and intends to invest assets of the EMERGING MARKETS PORTFOLIO in privatizations in appropriate circumstances. In certain emerging market countries, the ability of foreign persons, such as the Portfolio, to participate in privatizations may be limited by local law, or the terms on which the Portfolio may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that privatization programs will continue or be successful.

Most emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries.

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or the companies with the most actively traded securities. Also, the Act limits the Portfolio's investments in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder.

Many of the currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which portfolio securities are denominated may have a detrimental impact on the EMERGING MARKETS PORTFOLIO.

Some emerging market countries also may have managed currencies which are not free floating against the U.S. dollar. In addition, there is risk that certain emerging market countries may restrict the free conversion of their currencies into other currencies. Further, certain emerging market currencies may not be internationally traded.

Currently, only a limited market, if any, exists for hedging transactions relating to currencies in most emerging markets or to securities of issuers domiciled or principally engaged in business in emerging markets. This may limit the Portfolio's ability to effectively hedge its investments in emerging markets. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also limit the opportunity for gain if the value of the hedged currencies should rise. In addition, it may not be possible for the Portfolio to hedge against a devaluation that is so generally anticipated that the Portfolio is not able to contract to sell the currency at a price above the devaluation level it anticipates.

As a result of the absence of established securities markets and publicly-owned corporations in certain emerging market countries, as well as restrictions on direct investment by foreign entities, the Portfolio may be able to invest in such countries solely or primarily through American Depository Receipts ("ADRs") (See "General Portfolio Techniques" below) or similar securities and government approved investment vehicles. For example, due to Chile's current investment restrictions (in most cases capital invested directly in Chile cannot be repatriated for at least one year), the Portfolio's investments in Chile primarily will be through investment in ADRs and established Chilean investment companies not subject to repatriation restrictions.

The EMERGING MARKETS PORTFOLIO may not invest more than 15% of its net assets in illiquid securities. The Portfolio will treat any emerging market country's securities that are subject to restrictions on repatriation for more than seven days, as well as any securities issued in connection with an emerging market country's debt conversion programs that are restricted as to remittance of invested capital or profits, as illiquid securities for purposes of this limitation.

Certain emerging market countries may impose unusually high withholding taxes on dividends payable to the EMERGING MARKETS PORTFOLIO, thereby effectively reducing the Portfolio's investment income.

GENERAL PORTFOLIO TECHNIQUES

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
MORTGAGE-BACKED SECURITIES. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO and the BALANCED PORTFOLIO may invest in fixed-rate and adjustable rate United States mortgage-backed securities ("Mortgage-Backed Securities"). There are currently three basic types of U.S. Mortgage-Backed Securities: (i) those issued or guaranteed by the United States Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") (securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the "full faith and credit"

                             29   - PROSPECTUS
of the United States); (ii) those issued by private issuers that represent an interest in or are collateralized by Mortgage-Backed Securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or Mortgage-Backed Securities without a government guarantee but usually having some form of private credit enhancement. (Mortgage-Backed Securities of the latter category are not considered Government Securities for purposes of the investment policies of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO. Canadian Mortgage-Backed Securities, in which that Portfolio may also invest, are described above under "The North American Government Securities Portfolio.")

The Portfolios will invest in mortgage pass-through securities representing participation interests in pools of residential mortgage loans originated by United States governmental or private lenders such as banks, broker-dealers and financing corporations and guaranteed, to the extent provided in such securities, by the United States Government or one of its agencies or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

The guaranteed mortgage pass-through securities in which the Portfolios may invest include those issued or guaranteed by GNMA, FNMA and FHLMC. GNMA certificates are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States. FNMA is a federally chartered, privately owned corporation and FHLMC is a corporate instrumentality of the United States. FNMA and FHLMC certificates are not backed by the full faith and credit of the United States, but the issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the U.S. Treasury. The U.S. Treasury has no legal obligation to provide such line of credit and may choose not to do so. Each of GNMA, FNMA and FHLMC guarantee timely distribution of interest to certificate holders. GNMA and FNMA also guarantee timely distribution of scheduled principal payments. FHLMC generally guarantees only the ultimate collection of principal of the underlying mortgage loans.

Certificates for Mortgage-Backed Securities evidence an interest in a specific pool of mortgages. These certificates are, in most cases, "modified pass-through" instruments, wherein the issuing agency guarantees the payment of principal and interest on mortgages underlying the certificates, whether or not such amounts are collected by the issuer on the underlying mortgages.

ADJUSTABLE RATE MORTGAGE SECURITIES. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO and the BALANCED PORTFOLIO may also invest in adjustable rate mortgage securities ("ARMs"), which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve or thirteen scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then outstanding principal balance of the ARM.

PRIVATE MORTGAGE PASS-THROUGH SECURITIES. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO and the BALANCED PORTFOLIO may invest in private mortgage pass-through securities, which are structured similarly to the GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of GNMA, FNMA and FHLMC, such securities generally are structured with one or more types of credit enhancement.

COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTICLASS PASS-THROUGH SECURITIES. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO and the BALANCED PORTFOLIO may invest in collateralized mortgage obligations or "CMOs," which are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The BALANCED PORTFOLIO does not intend to invest more than 5% of its total assets in CMOs. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC Certificates, but also may be collateralized by whole

                             30   - PROSPECTUS
loans or private mortgage pass-through securities (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the United States government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit ("REMIC"). REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities, but unlike CMOs, which are required to be structured as debt securities, REMICs may be structured as indirect ownership interests in the underlying assets of the REMICs themselves. However, there are no effects on the Portfolio from investing in CMOs issued by entities that have elected to be treated as REMICs, and all future references to CMOs shall also be deemed to include REMICs. In addition, in reliance upon an interpretation by the staff of the Securities and Exchange Commission, the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO and the BALANCED PORTFOLIO may invest without limitation in CMOs and other Mortgage-Backed Securities which are not by definition excluded from the provisions of the Act, and which have obtained exemptive orders from such provisions from the Securities and Exchange Commission.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of a CMO, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. Certain CMOs may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on Mortgage-Backed Securities. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches, which may include, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO and the BALANCED PORTFOLIO, inverse floaters, and, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO and the DIVERSIFIED INCOME PORTFOLIO, Stripped Mortgage-Backed Securities, as described below, are generally higher than prevailing market yields on Mortgage-Backed Securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile.

The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO may invest up to 10% of its total assets, and the BALANCED PORTFOLIO may invest up to 5% of its total assets, in inverse floaters. Inverse floaters constitute a class of CMOs with a coupon rate that moves inversely to a designated index, such as the LIBOR (London Inter-Bank Offered Rate) Index. Inverse floaters have coupon rates that typically change at a multiple of the changes of the relevant index rate. Any rise in the index rate (as a consequence of an increase in interest rates) causes a drop in the coupon rate of an inverse floater while any drop in the index rate causes an increase in the coupon of an inverse floater. In addition, like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase. Inverse floaters exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. In addition, some inverse floaters exhibit sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying Mortgage Assets. The Sub-Adviser believes that, notwithstanding the fact that inverse floaters exhibit price volatility, the use of inverse floaters as a component of the Portfolio's overall portfolio, in light of the Portfolio's anticipated portfolio composition in the aggregate, is compatible with the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO's objective to earn a high level of current income while maintaining relatively low volatility of principal.

The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO and the BALANCED PORTFOLIO also may invest in, among other things, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds always are parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

STRIPPED MORTGAGE-BACKED SECURITIES. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO and the DIVERSIFIED INCOME PORTFOLIO may invest in Stripped Mortgage-Backed Securities, which are derivative multiclass mortgage securities. Stripped

                             31   - PROSPECTUS

Mortgage-Backed Securities may be issued by agencies or instrumentalities of the United States Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

Stripped Mortgage-Backed Securities usually are structured with two classes that receive different proportions of the interest and principal distribution on a pool of Mortgage Assets. A common type of Stripped Mortgage-Backed Securities will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). PO classes generate income through the accretion of the deep discount at which such securities are purchased, and, while PO classes do not receive periodic payments of interest, they receive monthly payments associated with scheduled amortization and principal prepayment from the Mortgage Assets underlying the PO class. The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal repayments may have a material adverse effect on the Portfolio's yield to maturity. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated Aaa by Moody's or AAA by S&P.

The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO and the DIVERSIFIED INCOME PORTFOLIO may purchase Stripped Mortgage-Backed Securities for income, or for hedging purposes to protect the Portfolio against interest rate fluctuations. For example, since an IO class will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. The Fund's management understands that the staff of the Securities and Exchange Commission considers privately issued Stripped Mortgage-Backed Securities representing interest only or principal only components of U.S. Government or other debt securities to be illiquid securities. The Fund will treat such securities as illiquid so long as the staff maintains such a position. Stripped Mortgage-Backed Securities issued by the U.S. Government or its agencies, and which are backed by fixed-rate mortgages, will be treated as liquid provided they are so determined by, or under procedures approved by, the Trustees of the Fund. Each Portfolio may not invest more than 15% of its total assets in illiquid securities.

TYPES OF CREDIT ENHANCEMENT. Mortgage-Backed Securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, those securities may contain elements of credit support, which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in a security. In addition, any circumstance adversely affecting the ability of third parties, such as insurance companies, to satisfy any of their obligations with respect to any Mortgage-Backed Securities, such as a diminishment of their creditworthiness, could affect the rating, and thus the value, of the securities. The Portfolios will not pay any fees for credit support, although the existence of credit support may increase the price of a security.

ASSET-BACKED SECURITIES. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO and the BALANCED PORTFOLIO may invest in Asset-Backed Securities. Asset-Backed Securities represent the securitization techniques used to develop Mortgage-Backed Securities applied to a broad range of other assets. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a pay-through structure similar to the CMO structure.

RISKS OF MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-Backed and Asset-Backed Securities have certain different characteristics than traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Portfolio purchases such a security at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity. Alternatively, if a Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments may reduce, yield to maturity. Each of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO and the DIVERSIFIED INCOME PORTFOLIO may invest a portion of its assets in derivative Mortgage-Backed Securities such as Stripped Mortgage-Backed Securities which are highly sensitive to changes in prepayment and interest rates. The Investment Manager and/or the Sub-Adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities.

                             32   - PROSPECTUS

Mortgage-Backed and Asset-Backed Securities, like all fixed-income securities, generally decrease in value as a result of increases in interest rates. In addition, although generally the value of fixed-income securities increases during periods of falling interest rates and decreases during periods of rising interest rates, as a result of prepayments and other factors, this is not always the case with respect to Mortgage-Backed and Asset-Backed Securities.

Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by a Portfolio are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Asset-Backed Securities, although less likely to experience the same prepayment rates as Mortgage-Backed Securities, may respond to certain of the same factors influencing prepayments, while at other times different factors, such as changes in credit use and payment patterns resulting from social, legal and economic factors, will predominate. Mortgage-Backed and Asset-Backed Securities generally decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment.

There are certain risks associated specifically with CMOs. CMOs issued by private entities are not U.S. Government securities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss. However, the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO will invest in CMOs issued by private entities only if the CMOs are rated Aa or higher by Moody's or AA or higher by S&P, the BALANCED PORTFOLIO will invest in such CMOs only if the CMOs are rated Baa or higher by Moody's or BBB or higher by S&P, and the DIVERSIFIED INCOME PORTFOLIO will invest in such CMOs only if the CMOs are rated Aaa by Moody's or AAA by S&P, or, if unrated, such CMOs are determined to be of comparable quality to the permitted rated investments. Also, a number of different factors, including the extent of prepayment of principal of the Mortgage Assets, affect the availability of cash for principal payments by the CMO issuer on any payment date and, accordingly, affect the timing of principal payments on each CMO class.

The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO and the BALANCED PORTFOLIO may invest in mortgage derivative securities, such as CMOs, the average life of which is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. In addition, under certain market conditions, such as those that developed in 1994, the average weighted life of mortgage derivative securities may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of mortgage derivative securities may fluctuate to a greater extent than would be expected from interest rate movements alone.

The investments by the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO and the BALANCED PORTFOLIO in mortgage derivative securities also subject those Portfolios to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities. In addition, as stated above, inverse floaters, a class of CMOs in which the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO may invest up to 10% of its total assets and the BALANCED PORTFOLIO may invest up to 5% of its total assets, exhibit greater price volatility than the majority of CMOs.

Asset-Backed Securities involve certain risks that are not posed by Mortgage-Backed Securities, resulting mainly from the fact that Asset-Backed Securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

New instruments and variations of existing Mortgage-Backed Securities and Asset-Backed Securities continue to be developed. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO and the BALANCED PORTFOLIO, following revision to the Fund's Prospectus, may invest in any such instruments or variations as may be developed, to the extent consistent with their investment objectives and policies and applicable regulatory requirements.

FOREIGN SECURITIES. The EMERGING MARKETS PORTFOLIO will invest primarily in foreign securities. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO and the GLOBAL EQUITY PORTFOLIO will invest extensively in foreign securities. The CORE EQUITY PORTFOLIO may invest up to 25% of the value of its total assets, and the DEVELOPING GROWTH PORTFOLIO may invest up to 10% of the value of its total assets, in each case at the time of purchase, in foreign securities (other than securities of Canadian issuers registered under the Securities Exchange

                             33   - PROSPECTUS

Act of 1934 or American Depository Receipts ("ADRs") (described below), on which there is no such limit). The BALANCED PORTFOLIO may invest up to 25% of the value of its total assets, at the time of purchase, in non-U.S. dollar denominated foreign securities (other than securities of Canadian issuers registered under the Securities Exchange Act of 1934 or ADRs, on which there is no such limit). Investments in certain Canadian issuers may be speculative due to certain political risks and may be subject to substantial price fluctuations. Each of the AMERICAN VALUE PORTFOLIO and the MID-CAP GROWTH PORTFOLIO may invest up to 35% of the value of its total assets, at the time of purchase, in foreign securities. The UTILITIES PORTFOLIO may invest up to 20% of the value of its total assets, at the time of purchase, in foreign securities, with a maximum of 10% of the value of its total assets, at the time of purchase, invested in such securities that are not ADRs. The DIVIDEND GROWTH PORTFOLIO may invest in ADRs. The VALUE-ADDED MARKET PORTFOLIO may purchase common stock, including ADRs, of foreign corporations represented in the S&P Index (such securities are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ Market System). Each Portfolio other than the MONEY MARKET PORTFOLIO may invest in Eurodollar certificates of deposit. Each Portfolio's investments in unlisted foreign securities, if any, are subject to the Portfolio's overall policy limiting its investments in illiquid securities to 15% or less of net assets.


Investors should carefully consider the risks of investing in securities of foreign issuers and securities denominated in non-U.S. currencies. Fluctuations in the relative rates of exchange among the currencies of the United States and foreign countries will affect the value of a Portfolio's investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Portfolio's assets denominated in that currency and thereby impact upon the Portfolio's total return on such assets.

Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets. These forces are themselves affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. Moreover, foreign currency exchange rates may be affected by the regulatory control of the exchanges on which the currencies trade. The foreign currency transactions of a Portfolio will be conducted on a spot basis or, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the BALANCED PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, through forward foreign currency exchange contracts (described below) or futures contracts (described below under "Options and Futures Transactions"). A Portfolio will incur certain costs in connection with these currency transactions.

Investments in foreign securities will also occasion risks relating to political and economic developments abroad, including the possibility of expropriations or confiscatory taxation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. Political and economic developments in Europe, especially as they relate to changes in the structure of the European Union and the anticipated development of a unified common market, may have profound effects upon the value of a large segment of the GLOBAL EQUITY PORTFOLIO, in particular. Continued progress in the evolution of, for example, a united European common market may be slowed by unanticipated political or social events and may, therefore, adversely affect the value of certain of the securities held by a Portfolio. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their American counterparts. Brokerage commissions, dealer concessions and other transaction costs may be higher on foreign markets than in the U.S. In addition, differences in clearance and settlement procedures on foreign markets may occasion delays in settlements of Portfolio trades effected in such markets. Inability to dispose of portfolio securities due to settlement delays could result in losses to a Portfolio due to subsequent declines in value of such securities and the inability of the Portfolio to make intended security purchases due to settlement problems could result in a failure of the Portfolio to make potentially advantageous investments. To the extent a Portfolio purchases Eurodollar certificates of deposit, consideration will be given to their domestic marketability, the lower reserve requirements normally mandated for overseas banking operations, the possible impact of interruptions in the flow of international currency transactions, and future international political and economic developments which might adversely affect the payment of principal or interest.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the BALANCED PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may engage in transactions involving forward foreign currency exchange contracts ("forward contracts"). A forward contract involves an obligation to purchase or sell a currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These Portfolios may enter into forward contracts as a hedge against fluctuations in future foreign exchange rates.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also limit the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible

                             34   - PROSPECTUS
for the Portfolio to hedge against a devaluation that is so generally anticipated that the Portfolio is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The Portfolios will enter into forward contracts under various circumstances. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may, for example, desire to "lock in" the price of the security in U.S. dollars or some other foreign currency which the Portfolio is temporarily holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

At other times, when, for example, it is believed that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar or some other foreign currency, a Portfolio may enter into a forward contract to sell, for a fixed amount of dollars or other currency, the amount of foreign currency approximating the value of some or all of the Portfolio's securities (or securities which the Portfolio has purchased for its portfolio) denominated in such foreign currency. Under identical circumstances, the Portfolio may enter into a forward contract to sell, for a fixed amount of U.S. dollars or other currency, an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of the portfolio securities to be hedged. This method of hedging, called "cross-hedging," will be selected when it is determined that the foreign currency in which the portfolio securities are denominated has insufficient liquidity or is trading at a discount as compared with some other foreign currency with which it tends to move in tandem.

In addition, when a Portfolio anticipates purchasing securities at some time in the future, and wishes to lock in the current exchange rate of the currency in which those securities are denominated against the U.S. dollar or some other foreign currency, it may enter into a forward contract to purchase an amount of currency equal to some or all of the value of the anticipated purchase, for a fixed amount of U.S. dollars or other currency.

Lastly, the Portfolios are permitted to enter into forward contracts with respect to currencies in which certain of their portfolio securities are denominated and on which options have been written (see "Options and Futures Transactions" below and in the Statement of Additional Information).

In all of the above circumstances, if the currency in which portfolio securities (or anticipated portfolio securities) are denominated rises in value with respect to the currency which is being purchased (or sold), then the Portfolio will have realized fewer gains than had the Portfolio not entered into the forward contracts. Moreover, the precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the BALANCED PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO are not required to enter into such transactions with regard to their foreign currency-denominated securities and will not do so unless deemed appropriate by the Investment Manager or the Sub-Adviser. Currently, only a limited market exists for certain hedging transactions in future foreign exchange rates. This may limit the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO's ability to effectively hedge its investments in Mexico. The Portfolios generally will not enter into a forward contract with a term of greater than one year, although they may enter into forward contracts for periods of up to five years. The Portfolios may be limited in their ability to enter into hedging transactions involving forward contracts by the Internal Revenue Code requirements relating to qualification as a regulated investment company (see "Dividends, Distributions and Taxes").


AMERICAN DEPOSITORY RECEIPTS AND EUROPEAN DEPOSITORY RECEIPTS. The DIVERSIFIED INCOME PORTFOLIO, the BALANCED PORTFOLIO, the UTILITIES PORTFOLIO, the CORE EQUITY PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO, the DEVELOPING GROWTH PORTFOLIO and the EMERGING MARKETS PORTFOLIO may also invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or other similar securities convertible into securities of foreign issuers, including ADRs sponsored by persons other than the underlying issuers ("unsponsored ADRs"). In addition, the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the VALUE-ADDED MARKET PORTFOLIO and the AMERICAN VALUE PORTFOLIO may invest in ADRs. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets and EDRs, in bearer form, are designed for use in European securities markets. Generally, issuers of the stock of unsponsored ADRs are not obligated to distribute material information in the United States and, therefore, there may not be a correlation between such information and the market value of such ADRs.


SECURITIES OF OTHER INVESTMENT COMPANIES. Each of the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may invest up to 10% of its total assets in securities issued by other investment companies. Such investments are necessary in order to participate in certain foreign markets where foreigners are prohibited from investing directly in the securities of individual issuers. The Portfolio will incur any indirect expenses incurred

                             35   - PROSPECTUS
through investment in an investment company, such as the payment of a management fee (which may result in the payment of an additional advisory fee). Furthermore, it should be noted that foreign investment companies are not subject to the U.S. securities laws and may be subject to fewer or less stringent regulations than U.S. investment companies.

INVESTMENTS IN FIXED-INCOME SECURITIES. Each Portfolio may invest in fixed-income securities. All fixed-income securities are subject to two types of risks: the credit risk and the interest rate risk. The credit risk relates to the ability of the issuer to meet interest or principal payments or both as they come due. Generally, higher yielding fixed-income securities are subject to a credit risk to a greater extent than lower yielding fixed-income securities (see below). The interest rate risk refers to the fluctuations in the net asset value of any portfolio of fixed-income securities resulting from the inverse relationship between price and yield of fixed-income securities; that is, when the general level of interest rates rises, the prices of outstanding fixed-income securities generally decline, and when interest rates fall, prices generally rise.


INVESTMENTS IN SECURITIES RATED BAA BY MOODY'S OR BBB BY S&P. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the BALANCED PORTFOLIO, the UTILITIES PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the DEVELOPING GROWTH PORTFOLIO and the GLOBAL EQUITY PORTFOLIO may invest a portion of their assets in fixed-income securities rated at the time of purchase Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Corporation ("S&P"). Investments in fixed-income securities rated either Baa by Moody's or BBB by S&P (the lowest credit ratings designated "investment grade") may have speculative characteristics and, therefore, changes in economic conditions or other circumstances are more likely to weaken their capacity to make principal and interest payments than would be the case with investments in securities with higher credit ratings. If a bond held by any of these Portfolios is downgraded by a rating agency to a rating below Baa or BBB, the Portfolio will retain such security in its portfolio until the Investment Manager or, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO and the BALANCED PORTFOLIO, the Sub-Adviser determines that it is practicable to sell the security without undue market or tax consequences to the Portfolio. In the event that such downgraded securities constitute 5% or more of the Portfolio's assets, the Investment Manager or, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO and the BALANCED PORTFOLIO, the Sub-Adviser will seek to sell immediately sufficient securities to reduce the total to below 5%. The risks of holding lower-rated securities are described below. See the Appendix for an explanation of Moody's and S&P ratings.


Groupings (1) and (2) of the DIVERSIFIED INCOME PORTFOLIO may continue to hold fixed-income securities which have been downgraded by a rating agency to a rating as low as Baa or BBB. However, if a bond held by either of these groupings is downgraded by a rating agency to a rating below Baa or BBB, the Portfolio will seek to sell such security immediately.

SPECIAL CONSIDERATIONS FOR INVESTMENTS IN HIGH YIELD SECURITIES. Because of the special nature of the DIVERSIFIED INCOME PORTFOLIO's and the EMERGING MARKETS PORTFOLIO's investments in high yield securities, commonly known as "junk bonds," the Investment Manager or, in the case of the EMERGING MARKETS PORTFOLIO, the Sub-Adviser must take account of certain special considerations in assessing the risks associated with such investments. Although the growth of the high yield securities market in the 1980s had paralleled a long economic expansion, recently many issuers have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on the high yield bond market and on the value of the high yield securities held by the Portfolios, as well as on the ability of the securities' issuers to repay principal and interest on their borrowings.

The prices of high yield securities have been found to be less sensitive to changes in prevailing interest rates than higher-rated investments, but are likely to be more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. If the issuer of a fixed-income security owned by a Portfolio defaults, the Portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and change can be expected to result in an increased volatility of market prices of high yield securities and a concomitant volatility in the net asset value of a share of the Portfolio. Moreover, the market prices of certain of the securities which are structured as zero coupon and payment-in-kind securities are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash (see "Dividends, Distributions and Taxes" for a discussion of the tax ramifications of investments in such securities).

The secondary market for high yield securities may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The limited liquidity of the market may also adversely affect the ability of the Fund's Trustees to arrive at a fair value for certain high yield securities at certain times and could make it difficult for the Portfolios to sell certain securities.

New laws and proposed new laws may have a potentially negative impact on the market for high yield bonds. For example, present legislation requires federally-insured savings and loan associations to divest their investments in high yield bonds. This legislation and other proposed legislation may have an adverse effect upon the value of high yield securities and a concomitant negative impact upon the net asset value of a share of the DIVERSIFIED INCOME PORTFOLIO and the EMERGING MARKETS PORTFOLIO.

CONVERTIBLE SECURITIES. The DIVERSIFIED INCOME PORTFOLIO, the BALANCED PORTFOLIO, the UTILITIES PORTFOLIO, the DIVIDEND GROWTH

                             36   - PROSPECTUS

PORTFOLIO, the CORE EQUITY PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO, the DEVELOPING GROWTH PORTFOLIO and the EMERGING MARKETS PORTFOLIO may invest a portion of their assets in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).


To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Because of the special nature of the permitted investments of these Portfolios in lower rated convertible securities, the Investment Manager or, in the case of the BALANCED PORTFOLIO, the CORE EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, the Sub-Adviser must take account of certain special considerations in assessing the risks associated with such investments. The prices of lower rated securities have been found to be less sensitive to changes in prevailing interest rates than higher rated investments, but are likely to be more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. If the issuer of a fixed-income security owned by the Portfolio defaults, the Portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and change can be expected to result in an increased volatility of market prices of lower rated securities and a corresponding volatility in the net asset value of a share of the Portfolio.


MONEY MARKET INSTRUMENTS. Money market instruments in which each Portfolio other than the MONEY MARKET PORTFOLIO and the DIVERSIFIED INCOME PORTFOLIO may invest are securities issued or guaranteed by the U.S. Government (Treasury bills, notes and bonds); obligations of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more; Eurodollar certificates of deposit; obligations of savings banks and savings and loan associations having total assets of $1 billion or more; fully insured certificates of deposit; and commercial paper rated within the two highest grades by Moody's or S&P or, if not rated, issued by a company having an outstanding debt issue rated AAA by S&P or Aaa by Moody's, and which mature within thirteen months from the date of purchase. Money market instruments in which the MONEY MARKET PORTFOLIO and the DIVERSIFIED INCOME PORTFOLIO may invest are described above under "The Money Market Portfolio" and "The Diversified Income Portfolio."


REPURCHASE AGREEMENTS. Each Portfolio of the Fund may enter into repurchase agreements, which may be viewed as a type of secured lending by the Portfolio, and which typically involve the acquisition by the Portfolio of debt securities, from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Portfolio will sell back to the institution, and that the institution will repurchase, the underlying security at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase.

While repurchase agreements involve certain risks not associated with direct investments in debt securities, each Portfolio follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Investment Manager or, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the BALANCED PORTFOLIO, the CORE EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, the Sub-Adviser, subject to procedures established by the Trustees of the Fund. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by selling a financial institution, the Portfolio will seek to liquidate such collateral. However, the exercising of the Portfolio's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Portfolio could suffer a loss. It is the current policy of each Portfolio not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Portfolio, amounts to more than 15% (10% in the case of the MONEY MARKET PORTFOLIO) of its net assets.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. Each of the MONEY MARKET PORTFOLIO, the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO and the BALANCED PORTFOLIO may also use reverse repurchase agreements, and each of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO,

                             37   - PROSPECTUS
the DIVERSIFIED INCOME PORTFOLIO and the BALANCED PORTFOLIO may also use dollar rolls, as part of its investment strategy. Reverse repurchase agreements involve sales by the Portfolio of portfolio assets concurrently with an agreement by the Portfolio to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Portfolio continues to receive principal and interest payments on these securities. Generally, the effect of such a transaction is that the Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.

A Portfolio may enter into dollar rolls in which the Portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.


The Portfolio will establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid portfolio securities equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are speculative techniques involving leverage, and are considered borrowings by the Portfolio. Under the requirements of the Act, each Portfolio is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO and the BALANCED PORTFOLIO do not expect to engage in reverse repurchase agreements and dollar rolls with respect to greater than 25% of the Portfolio's total assets. For purposes other than meeting redemptions, reverse repurchase agreements may not exceed 5% of the MONEY MARKET PORTFOLIO's total assets.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. From time to time, in the ordinary course of business, each Portfolio (other than the VALUE-ADDED MARKET PORTFOLIO) may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. While a Portfolio will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, a Portfolio may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Portfolio makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased or, if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. A Portfolio will also establish a segregated account with its custodian bank in which it will continually maintain cash, U.S. Government securities or other liquid high grade debt portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis. An increase in the percentage of a Portfolio's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of the Portfolio's net asset value.

WHEN, AS AND IF ISSUED SECURITIES. Each Portfolio (other than the MONEY MARKET PORTFOLIO and the VALUE-ADDED MARKET PORTFOLIO) may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio until the Investment Manager or, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the BALANCED PORTFOLIO, the CORE EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, the Sub-Adviser determines that the issuance of the security is probable, whereupon the accounting treatment for such commitment will be the same as for a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, described above and in the Statement of Additional Information. An increase in the percentage of a Portfolio's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value.


PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. Each of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the BALANCED PORTFOLIO, the UTILITIES PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CORE EQUITY PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO, the DEVELOPING GROWTH PORTFOLIO and the EMERGING MARKETS PORTFOLIO may invest up to 15% of its total assets in securities for which there is no readily available market including certain of those which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act") or which are


                             38   - PROSPECTUS
otherwise not readily marketable. (Securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing limitation.) These securities are generally referred to as private placements or restricted securities. Limitations on the resale of such securities may have an adverse effect on their marketability, and may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.

The Securities and Exchange Commission has adopted Rule 144A under the Securities Act, which permits the Portfolios to sell restricted securities to qualified institutional buyers without limitation. The Investment Manager or, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the BALANCED PORTFOLIO, the CORE EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, the Sub-Adviser, pursuant to procedures adopted by the Trustees of the Fund, will make a determination as to the liquidity of each restricted security purchased by the Portfolio. If a restricted security is determined to be "liquid," such security will not be included within the category "illiquid securities," which under current policy may not exceed 15% of a Portfolio's total assets.

Restricted securities in which the MONEY MARKET PORTFOLIO may invest are described above under "The Money Market Portfolio."

ZERO COUPON SECURITIES. A portion of the fixed-income securities purchased by each Portfolio may be zero coupon securities. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received on interest-paying securities if prevailing interest rates rise.

The zero coupon securities in which the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO may invest are primarily Canadian Government Securities with remaining maturities of two years or less issued by Canadian provinces. Such securities generally are currently readily available only in the form of zero coupon securities.

A zero coupon security pays no interest to its holder during its life. Therefore, to the extent a Portfolio invests in zero coupon securities, it will not receive current cash available for distribution to shareholders. In addition, zero coupon securities are subject to substantially greater price fluctuations during periods of changing prevailing interest rates than are comparable securities which pay interest on a current basis. Current federal tax law requires that a holder (such as a Portfolio) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Portfolio receives no interest payments in cash on the security during the year.

WARRANTS. Each Portfolio (other than the MONEY MARKET PORTFOLIO, the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO and the VALUE-ADDED MARKET PORTFOLIO) may acquire warrants attached to other securities and, in addition, each Portfolio other than the MONEY MARKET PORTFOLIO, the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the UTILITIES PORTFOLIO and the VALUE-ADDED MARKET PORTFOLIO may invest up to 5% of the value of its total assets in warrants not attached to other securities, including up to 2% of such assets in warrants not listed on either the New York or American Stock Exchange. Warrants are, in effect, an option to purchase equity securities at a specific price, generally valid for a specific period of time, and have no voting rights, pay no dividends and have no rights with respect to the corporation issuing them. If warrants remain unexercised at the end of the exercise period, they will lapse and the Portfolio's investment in them will be lost. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.


REAL ESTATE INVESTMENT TRUSTS. Each of the BALANCED PORTFOLIO, the UTILITIES PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CORE EQUITY PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO, the DEVELOPING GROWTH PORTFOLIO and the EMERGING MARKETS PORTFOLIO may invest in real estate investment trusts, which pool investors' funds for investments primarily in commercial real estate properties. Investment in real estate investment trusts may be the most practical available means for the Portfolios to invest in the real estate industry (the Portfolios are prohibited from investing in real estate directly). As a shareholder in a real estate investmenttrust, the Portfolio would bear its ratable share of the real estate investment trust's expenses, including its advisory and administration fees. At the same time the Portfolio would continue to pay its own investment management fees and other expenses, as a result of which the Portfolio and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in real estate investment trusts. Real estate investment trusts are not diversified and are subject to the risk of financing projects. They are also subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation, and the possibility of failing to qualify for tax-free status under the Internal Revenue Code and failing to maintain exemption from the Investment Company Act of 1940, as amended.



LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, each Portfolio of the Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Portfolio (subject to certain notice provisions described in the Statement of Additional Information), and are at all times secured by cash or money market instruments, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least the market value,


                             39   - PROSPECTUS
determined daily, of the loaned securities. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, loans of portfolio securities will only be made to firms deemed by the Investment Manager or, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the BALANCED PORTFOLIO, the CORE EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, the Sub-Adviser to be creditworthy and when the income which can be earned from such loans justifies the attendant risks.


OPTIONS AND FUTURES TRANSACTIONS


Each of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may write covered call options against securities held in its portfolio and covered put options on eligible portfolio securities (the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO and the GLOBAL EQUITY PORTFOLIO may also write covered put and call options on stock indexes) and purchase options of the same or similar series to effect closing transactions, and may hedge against potential changes in the market value of its investments (or anticipated investments) by purchasing put and call options on securities which it holds (or has the right to acquire) in its portfolio and engaging in transactions involving interest rate futures contracts and bond index futures contracts and options on such contracts. The UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may also hedge against such changes by entering into transactions involving stock index futures contracts and options thereon and (except for the EMERGING MARKETS PORTFOLIO) options on stock indexes. The VALUE-ADDED MARKET PORTFOLIO may purchase futures contracts on stock indexes such as the S&P Index and the New York Stock Exchange Composite Index and may sell such futures contracts to effect closing transactions. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may also hedge against potential changes in the market value of the currencies in which their investments (or anticipated investments) are denominated by purchasing put and call options on currencies and engaging in transactions involving currencies futures contracts and options on such contracts.


Call and put options on U.S. Treasury notes, bonds and bills, on various foreign currencies and on equity securities are listed on Exchanges and are written in over-the-counter transactions ("OTC options"). Listed options are issued or guaranteed by the exchange on which they trade or by a clearing corporation such as the Options Clearing Corporation ("OCC"). Ownership of a listed call option gives the Portfolio the right to buy from the OCC (in the U.S.) or other clearing corporation or exchange the underlying security covered by the option at the stated exercise price (the price per unit of the underlying security) by filing an exercise notice prior to the expiration of the option. The writer (seller) of the option would then have the obligation to sell to the OCC (in the U.S.) or other clearing corporation or exchange the underlying security at that exercise price prior to the expiration date of the option, regardless of its then current market price. Ownership of a listed put option would give the Portfolio the right to sell the underlying security to the OCC (in the U.S.) or other clearing corporation or exchange at the stated exercise price. Upon notice of exercise of the put option, the writer of the put would have the obligation to purchase the underlying security from the OCC (in the U.S.) or other clearing corporation or exchange at the exercise price.

Exchange-listed options are issued by the OCC (in the U.S.) or other clearing corporation or exchange which assures that all transactions in such options are properly executed. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Portfolio. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Portfolio and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to make or take delivery of the securities (or, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, the currency) underlying an option it has written, in accordance with the terms of that option, the Portfolio would lose the premium paid for the option as well as any anticipated benefit of the transaction. The Portfolios will engage in OTC option transactions only with member banks of the Federal Reserve System or primary dealers in U.S. Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million.


COVERED CALL WRITING. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO are permitted to write covered call options on portfolio securities, without limit, in order to aid them in achieving their investment objectives. In the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, such options may be denominated in either U.S. dollars or foreign currencies and may be on the U.S. dollar and foreign currencies. As a writer of a call option, the Portfolio has the obligation, upon notice of exercise of the option, to deliver the security (or amount of currency) underlying the option prior to the expiration date of the option (certain listed and OTC put options written by a Portfolio will be exercisable by the purchaser only on a specific date).



COVERED PUT WRITING. As a writer of covered put options, the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO or the EMERGING MARKETS PORTFOLIO incurs an obligation to buy the security underlying the option from the purchaser of the put, at


                             40   - PROSPECTUS
the option's exercise price at any time during the option period, at the purchaser's election (certain listed and OTC put options written by a Portfolio will be exercisable by the purchaser only on a specific date). The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, THE GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO will write put options for three purposes: (1) to receive the income derived from the premiums paid by purchasers; (2) when the Portfolio's management wishes to purchase the security underlying the option at a price lower than its current market price, in which case the Portfolio will write the covered put at an exercise price reflecting the lower purchase price sought; and (3) to close out a long put option position. The aggregate value of the obligations underlying the puts determined as of the date the options are sold will not exceed 50% of a Portfolio's net assets.



PURCHASING CALL AND PUT OPTIONS. The EMERGING MARKETS PORTFOLIO may purchase listed and OTC call and put options in amounts equaling up to 10% of its total assets, and each of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO and the DIVERSIFIED INCOME PORTFOLIO may purchase such call and put options in amounts equalling up to 5% of its total assets. Each of the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO and the GLOBAL EQUITY PORTFOLIO may purchase such call and put options and options on stock indexes in amounts equalling up to 10% of its total assets, with a maximum of 5% of its total assets invested in the purchase of stock index options. These Portfolios may purchase call options either to close out a covered call position or to protect against an increase in the price of a security a Portfolio anticipates purchasing or, in the case of call options on a foreign currency, to hedge against an adverse exchange rate change of the currency in which the security the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO or the EMERGING MARKETS PORTFOLIO anticipates purchasing is denominated vis-a-vis the currency in which the exercise price is denominated. The Portfolio may purchase put options on securities which it holds (or has the right to acquire) in its portfolio only to protect itself against a decline in the value of the security. Similarly, each of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may purchase put options on currencies in which securities it holds are denominated only to protect itself against a decline in value of such currency vis-a-vis the currency in which the exercise price is denominated. The Portfolios may also purchase put options to close out written put positions in a manner similar to call option closing purchase transactions. There are no other limits on the ability of these Portfolios to purchase call and put options.



STOCK INDEX OPTIONS. The UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO and the GLOBAL EQUITY PORTFOLIO may invest in options on stock indexes, which are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or lesser than, in the case of a put, the exercise price of the option. See "Risks of Options on Indexes," in the Statement of Additional Information.



FUTURES CONTRACTS. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP EQUITY PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may purchase and sell interest rate futures contracts that are currently traded, or may in the future be traded, on U.S. commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, and bills and GNMA Certificates and bond index futures contracts that are traded on U.S. commodity exchanges on such indexes as the Moody's Investment-Grade Corporate Bond Index. The UTILITIES PORTFOLIO, the VALUE-ADDED MARKET PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may also purchase and sell stock index futures contracts that are currently traded, or may in the future be traded, on U.S. commodity exchanges on such indexes as the S&P 500 Index and the New York Stock Exchange Composite Index. The GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may also purchase and sell futures contracts that are currently traded, or may in the future be traded, on foreign commodity exchanges on such underlying securities as common stocks and on such indexes of foreign equity securities as may exist or come into being, such as the Financial Times Equity Index. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may also purchase and sell futures contracts that are currently traded, or may in the future be traded, on foreign commodity exchanges on such underlying securities as foreign government fixed-income securities, on various currencies ("currency futures") and on such indexes of foreign fixed-income securities as may exist or come into being. As a futures contract purchaser, a Portfolio incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. As a seller of a futures contract, a Portfolio incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price.



The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO will purchase or sell interest rate futures contracts and bond index futures contracts for the purpose of hedging their fixed-income portfolio (or anticipated portfolio) securities against changes in prevailing interest rates or, in the case of the UTILITIES PORTFOLIO, to facilitate asset reallocations into and out of the fixed-income area. The UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO will purchase or sell stock index futures contracts for the purpose of hedging their equity portfolio (or anticipated


                             41   - PROSPECTUS
portfolio) securities against changes in their prices or, in the case of the UTILITIES PORTFOLIO, to facilitate asset reallocations into and out of the equity area. The VALUE-ADDED MARKET PORTFOLIO will purchase stock index futures contracts as a temporary substitute for the purchase of individual stocks which may then be purchased in orderly fashion, and may sell such contracts to effect closing transactions. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO will purchase or sell currency futures on currencies in which their portfolio securities (or anticipated portfolio securities) are denominated for the purposes of hedging against anticipated changes in currency exchange rates.


OPTIONS ON FUTURES CONTRACTS. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may purchase and write call and put options on futures contracts which are traded on an exchange and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO will only purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts.


RISKS OF OPTIONS AND FUTURES TRANSACTIONS. A Portfolio may close out its position as writer of an option, or as a buyer or seller of a futures contract, only if a liquid secondary market exists for options or futures contracts of that series. There is no assurance that such a market will exist, particularly in the case of OTC options, as such options will generally only be closed out by entering into a closing purchase transaction with the purchasing dealer. Also, exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased.

The extent to which a Portfolio may enter into transactions involving options and futures contracts may be limited by the Internal Revenue Code's requirements for qualification of each Portfolio as a regulated investment company and the Fund's intention to qualify each Portfolio as such. See "Dividends, Distributions and Taxes."


While the futures contracts and options transactions to be engaged in by the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO for the purpose of hedging their portfolio securities are not speculative in nature, there are risks inherent in the use of such instruments. One such risk is that the Portfolio's management could be incorrect in its expectations as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if a Portfolio sold interest rate futures contracts for the sale of securities in anticipation of an increase in interest rates, and then interest rates went down instead, causing bond prices to rise, the Portfolio would lose money on the sale.


Another risk which may arise in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities, currencies and indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the U.S. dollar cash prices of the portfolio securities (and, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, the securities' denominated currencies). Another such risk is that prices of interest rate futures contracts may not move in tandem with the changes in prevailing interest rates against which the Portfolio seeks a hedge. A correlation may also be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, by entering into transactions in foreign futures and options markets, will incur risks similar to those discussed above under "Foreign Securities."


New options and futures contracts and other financial products and various combinations thereof continue to be developed. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may invest in any such options, futures and products as may be developed to the extent consistent with their investment objectives and applicable regulatory requirements, and the Fund will make any and all pertinent disclosures relating to such investments in its Prospectus and/or Statement of Additional Information. Except as otherwise noted above, there are no limitations on the ability of any of these Portfolios to invest in options, futures and options on futures.


PORTFOLIO TRADING

Although the Fund does not intend to engage in short-term trading of portfolio securities as a means of achieving the investment objectives of the respective Portfolios, each Portfolio may

                             42   - PROSPECTUS
sell portfolio securities without regard to the length of time they have been held whenever such sale will in the opinion of the Investment Manager (or, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the BALANCED PORTFOLIO, the CORE EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, the Sub-Adviser) strengthen the Portfolio's position and contribute to its investment objectives. In determining which securities to purchase for the Portfolios or hold in a Portfolio, the Investment Manager and, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the BALANCED PORTFOLIO, the CORE EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, the Sub-Adviser will rely on information from various sources, including research, analysis and appraisals of brokers and dealers, the views of Trustees of the Fund and others regarding economic developments and interest rate trends, and the Investment Manager's and, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the BALANCED PORTFOLIO, the CORE EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, the Sub-Adviser's own analysis of factors they deem relevant.

Personnel of the Investment Manager and, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the BALANCED PORTFOLIO, the CORE EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, the Sub-Adviser have substantial experience in the use of the investment techniques described above under the heading "Options and Futures Transactions," which techniques require skills different from those needed to select the portfolio securities underlying various options and futures contracts.

Brokerage commissions are not normally charged on the purchase or sale of money market instruments and U.S. Government obligations, or on currency conversions, but such transactions will involve costs in the form of spreads between bid and asked prices. Orders for transactions in portfolio securities and commodities may be placed for the Fund with a number of brokers and dealers, including Dean Witter Reynolds Inc. ("DWR"), a broker-dealer affiliate of InterCapital. Pursuant to an order of the Securities and Exchange Commission, the Fund may effect principal transactions in certain money market instruments with DWR. In addition, the Fund may incur brokerage commissions on transactions conducted through DWR.


The MONEY MARKET PORTFOLIO is expected to have a high portfolio turnover due to the short maturities of securities purchased, but this should not affect income or net asset value as brokerage commissions are not normally charged on the purchase or sale of money market instruments. It is not anticipated that the portfolio turnover rates of the Portfolios will exceed the following percentages in any year: NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO: 100%; DIVERSIFIED INCOME PORTFOLIO: 150%; BALANCED PORTFOLIO: 100%; UTILITIES PORTFOLIO: 100%; DIVIDEND GROWTH PORTFOLIO: 90%; VALUE-ADDED MARKET PORTFOLIO: 100%; CORE EQUITY
PORTFOLIO: 100%; AMERICAN VALUE PORTFOLIO: 400%; MID-CAP GROWTH PORTFOLIO: 350%; GLOBAL EQUITY PORTFOLIO: 100%; DEVELOPING GROWTH PORTFOLIO: 300%; and EMERGING MARKETS PORTFOLIO: 100%. A portfolio turnover rate exceeding 100% in any one year is greater than that of many other investment companies. Each Portfolio of the Fund will incur underwriting discount costs (on underwritten securities) and/or brokerage costs commensurate with its portfolio turnover rate. The expenses of the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO relating to their portfolio management are likely to be greater than those incurred by other investment companies investing primarily in securities issued by domestic issuers as custodial costs, brokerage commissions and other transaction charges related to investing in foreign markets are generally higher than in the United States. Short-term gains and losses may result from portfolio transactions. See "Dividends, Distributions and Taxes" for a discussion of the tax implications of the Portfolios' trading policies. A more extensive discussion of the Portfolios' brokerage policies is set forth in the Statement of Additional Information.


PORTFOLIO MANAGEMENT

The following individuals are primarily responsible for the day-to-day management of the Portfolios of the Fund (other than the MONEY MARKET PORTFOLIO). Except as otherwise noted, each of these individuals has been a primary portfolio manager of the designated Portfolio since the inception of the
Fund: Philip A. Barach, James M. Goldberg, Frederick H. Horton and Jeffrey E. Gundlach, Managing Directors of the Sub-Adviser, are the primary portfolio managers of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO. Messrs. Barach, Gundlach and Goldberg have been portfolio managers with affiliates of The TCW Group, Inc. for over five years. Mr. Horton has been a portfolio manager with affiliates of The TCW Group, Inc. since October, 1993. From June, 1991-September, 1993, he was Senior Portfolio Manager for Dewey Square Investors, prior to which time he was Senior Portfolio Manager for the Putnam Companies. Peter M. Avelar and Rajesh K. Gupta, Senior Vice Presidents of InterCapital, and Vinh Q. Tran, Vice President of InterCapital, are the primary portfolio managers of the DIVERSIFIED INCOME PORTFOLIO and have been portfolio managers with InterCapital for over five years. James A. Tilton, Managing Director of the Sub-Adviser, is the primary portfolio manager of the equity portion of the BALANCED PORTFOLIO and has been a portfolio manager with affiliates of The TCW Group, Inc. for over five years. James M. Goldberg (see above) is the primary portfolio manager of the fixed-income portion of the BALANCED PORTFOLIO. Edward F. Gaylor, Senior Vice President of InterCapital, is the primary portfolio manager of the UTILITIES PORTFOLIO and has been a portfolio manager with InterCapital for over five years. Paul D. Vance, Senior Vice President of InterCapital, is the primary portfolio manager of the DIVIDEND GROWTH PORTFOLIO and has been a portfolio manager with InterCapital for over five years. Robert M. Hanisee, Managing Director of the Sub-Adviser, is the primary portfolio manager of the CORE EQUITY PORTFOLIO and has been a portfolio manager with affiliates of The TCW Group, Inc. for over five years. Kenton J. Hinchliffe, Senior Vice President of InterCapital, is the primary portfolio manager of the VALUE-ADDED MARKET PORTFOLIO and has been a portfolio manager with InterCapital for over five years. Anita H. Kolleeny, Senior Vice President of InterCapital, is the primary portfolio manager of the AMERICAN VALUE PORTFOLIO and has been a portfolio manager with InterCapital for over five

                             43   - PROSPECTUS
years. Anita H. Kolleeny, Senior Vice President of InterCapital, and Kirk Balzer, Vice President of InterCapital, are the primary portfolio co-managers of the MID-CAP GROWTH PORTFOLIO. As noted above, Ms. Kolleeny has been a portfolio manager with InterCapital for over five years. Prior to joining InterCapital in April 1996, Mr. Balzer was a portfolio manager at Chancellor Capital Management (July 1994-March 1996) and GT Capital Management (June 1992-July 1994) and prior thereto was a graduate student at the University of Chicago. Mark Bavoso, Senior Vice President of InterCapital, has been the primary portfolio manager of the GLOBAL EQUITY PORTFOLIO since August, 1995 and has been a portfolio manager with InterCapital for over five years. Jayne Stevlingson, Vice President of InterCapital, is the primary portfolio manager of the DEVELOPING GROWTH PORTFOLIO. Ms. Stevlingson has been a portfolio manager of the DEVELOPING GROWTH PORTFOLIO since the inception of the Fund and has been the sole portfolio manager of the Portfolio since May, 1996. Ms. Stevlingson has been a portfolio manager with InterCapital since October, 1992, prior to which time she was a portfolio manager with Bankers Trust New York Corp. (January, 1990-September,
1992). Shaun C.K. Chan, Managing Director of TCW Asia Ltd., Terence F. Mahony, Managing Director of the Sub-Adviser, and Michael P. Reilly, Senior Vice President of the Sub-Adviser, are the primary portfolio managers of the EMERGING MARKETS PORTFOLIO. Mr. Chan has been a portfolio manager with affiliates of The TCW Group, Inc. since 1993, prior to which time he was Director of Wardley Investment Services (Hong Kong) Ltd. Mr. Mahony has been a primary portfolio manager of the EMERGING MARKETS PORTFOLIO since July, 1996 and has been a portfolio manager with the Sub-Adviser since April, 1996, prior to which time he was Chief Investment Officer for Global Emerging Markets at HSBC Asset Management (September 1993-April 1996) and prior thereto was a Director at Baring Asset Management. Mr. Reilly has been a primary portfolio manager of the EMERGING MARKETS PORTFOLIO since December, 1994 and has been a portfolio manager with affiliates of The TCW Group, Inc. since June, 1992, prior to which time he was Vice President of Security Pacific Bank.


Investment Restrictions
      --------------------------------------------------------------------

The investment restrictions listed below are among the restrictions that have been adopted as fundamental policies of each Portfolio other than the MONEY MARKET PORTFOLIO. In addition, the MONEY MARKET PORTFOLIO has adopted restrictions two and five as fundamental policies. Under the Investment Company Act of 1940, as amended (the "Act"), a fundamental policy may not be changed with respect to a Portfolio without the vote of a majority of the outstanding voting securities of that Portfolio, as defined in the Act.

Each Portfolio of the Fund may not:

        1. As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government, its agencies or instrumentalities).

        2. As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer. (All of the Portfolios of the Fund may, collectively, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.)

        3. With the exception of the UTILITIES PORTFOLIO, invest 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO and the DIVERSIFIED INCOME PORTFOLIO, to Mortgage-Backed Securities.

        4. Invest more than 5% of the value of its total assets in securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation issued or guaranteed by the United States Government, its agencies or instrumentalities or, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO and the DIVERSIFIED INCOME PORTFOLIO, to Mortgage-Backed Securities and Asset-Backed Securities.

        5. Borrow money (except insofar as the MONEY MARKET PORTFOLIO, the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO and the BALANCED PORTFOLIO may be deemed to have borrowed by entrance into a reverse repurchase agreement or the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO and the BALANCED PORTFOLIO may be deemed to have borrowed by entrance into a dollar roll), except from banks for temporary or emergency purposes or to meet redemption requests which might otherwise require the untimely disposition of securities, and, in the case of the Portfolios other than the DEVELOPING GROWTH PORTFOLIO, not for investment or leveraging, provided that borrowing in the aggregate (other than, in the case of the DEVELOPING GROWTH PORTFOLIO, for investment or leveraging) may not exceed 5% (taken at the lower of cost or current value) of the value of the Portfolio's total assets (not including the amount borrowed).

The MONEY MARKET PORTFOLIO has also adopted the following restrictions as fundamental policies:

        1. With respect to 75% of its total assets, purchase any securities, other than obligations of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the MONEY MARKET PORTFOLIO's total assets would be invested in securities of any

                             44   - PROSPECTUS
    one issuer. However, as a non-fundamental policy, the MONEY MARKET PORTFOLIO will not invest more than 10% of its total assets in the securities of any one issuer. Furthermore, pursuant to current regulatory requirements, the MONEY MARKET PORTFOLIO may only invest more than 5% of its total assets in the securities of a single issuer (and only with respect to one issuer at a time) for a period of not more than three business days and only if the securities have received the highest quality rating by at least two NRSROs.)

        2. Purchase any securities, other than obligations of domestic banks or of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 25% of the value of the MONEY MARKET PORTFOLIO's total assets would be invested in the securities of issuers in the same industry; however, there is no limitation as to investments in domestic bank obligations or in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

In addition, as a non-fundamental policy, each Portfolio of the Fund may not invest more than 15% (10% in the case of the MONEY MARKET PORTFOLIO) of its total assets in "illiquid securities" (securities for which market quotations are not readily available) and repurchase agreements which have a maturity of longer than seven days. For purposes of this policy, securities eligible for sale pursuant to Rule 144A under the Securities Act are not considered illiquid if they are determined to be liquid under procedures adopted by the Trustees of the Fund. As another non-fundamental policy, each Portfolio of the Fund may not purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets or, in the case of the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, in accordance with the provisions of Section 12(d) of the Act and any Rules promulgated thereunder (e.g., each of these Portfolios may not invest in more than 3% of the outstanding voting securities of any investment company). For this purpose, Mortgage-Backed Securities and Asset-Backed Securities are not deemed to be investment companies.

All percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total assets does not require elimination of any security from the Portfolio.

Determination of Net Asset Value
      --------------------------------------------------------------------

The net asset value per share is calculated separately for each Portfolio. In general, the net asset value per share is computed by taking the value of all the assets of the Portfolio, subtracting all liabilities, dividing by the number of shares outstanding and adjusting the result to the nearest cent. The Fund will compute the net asset value per share of each Portfolio once daily at 4:00 p.m., New York time (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time), on days the New York Stock Exchange is open for trading. The net asset value per share will not be determined on Good Friday and on such other Federal and non-Federal holidays as are observed by the New York Stock Exchange.

The MONEY MARKET PORTFOLIO utilizes the amortized cost method in valuing its portfolio securities, which method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00. However, there can be no assurance that the $1.00 net asset value will be maintained.

In the calculation of the net asset value of the Portfolios other than the MONEY MARKET PORTFOLIO: (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other domestic or foreign stock exchange or quoted by NASDAQ is valued at its latest sale price on that exchange or quotation service prior to the time when assets are valued (if there were no sales that day, the security is valued at the latest bid price) (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price prior to the time of valuation. When market quotations are not readily available, including circumstances under which it is determined by the Investment Manager (or, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the BALANCED PORTFOLIO, the CORE EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, by the Sub-Adviser) that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Trustees. Valuation of securities for which market quotations are not readily available may also be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange. Dividends receivable are accrued as of the ex-dividend date except for certain dividends from foreign securities which are accrued as soon as the Fund is informed of such dividends after the ex-dividend date.

Short-term debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees.

Certain of the portfolio securities of each Portfolio other than the MONEY MARKET PORTFOLIO may be valued by an outside pricing

                             45   - PROSPECTUS
service approved by the Fund's Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

Purchase of Fund Shares
      --------------------------------------------------------------------

Investments in the Fund may be made only by (1) Hartford Life Insurance Company for allocation to certain separate accounts it established and maintains for the purpose of funding variable annuity contracts and variable life insurance policies it issues, and by (2) ITT Hartford Life and Annuity Insurance Company for allocation to certain separate accounts it established and maintains for the purpose of funding variable annuity contracts and variable life insurance policies it issues. Persons desiring to purchase annuity contracts or life insurance policies funded by any Portfolio of the Fund should read this Prospectus in conjunction with the Prospectus of the flexible premium deferred annuity contracts or the flexible premium variable life insurance policies issued by Hartford Life Insurance Company or ITT Hartford Life and Annuity Insurance Company (the "Companies").

In the future, shares of the Portfolios of the Fund may be allocated to certain other separate accounts or sold to affiliated and/ or non-affiliated entities of the Companies in connection with variable annuity contracts or variable life insurance contracts. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity contract separate accounts to invest in the same underlying fund. Although the Companies and the Fund do not currently foresee any such disadvantage, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflict between the interests of variable annuity contract owners and variable life insurance policy owners and to determine what action, if any, should be taken in response thereto.

Shares of each Portfolio of the Fund are offered to the Companies for allocation to the Accounts without sales charge at the respective net asset values of the Portfolios next determined after receipt by the Fund of the purchase payment in the manner set forth above under "Determination of Net Asset Value." In the interest of economy and convenience, certificates representing the Fund's shares will not be physically issued.

Redemption of Fund Shares
      --------------------------------------------------------------------

Shares of any Portfolio of the Fund can be redeemed by the Companies at any time for cash, without sales charge, at the net asset value next determined after receipt of the redemption request. (For information regarding charges which may be imposed upon the Contracts by the applicable Account, see the Prospectus for the Contracts.)

The Fund reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption of the shares of any Portfolio for any period during which the New York Stock Exchange is closed (other than weekend and holiday closings) or trading on that Exchange is restricted, or during which an emergency exists (as determined by the Securities and Exchange Commission) as a result of which disposal of the portfolio securities owned by the Portfolio is not reasonably practicable or it is not reasonably practicable for the Portfolio to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of shareholders.

Dividends, Distributions and Taxes
      --------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS. The Fund intends to distribute substantially all of the net investment income and net realized capital gains, if any, of each Portfolio. Dividends from net investment income and any distributions of realized capital gains will be paid in additional shares of the Portfolio paying the dividend or making the distribution and credited to the shareholder's account.

MONEY MARKET PORTFOLIO. Dividends from net income on the MONEY MARKET PORTFOLIO will be declared, payable on each day the New York Stock Exchange is open for business to shareholders of record as of the close of business the preceding business day. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, less the amortization of market premium and the estimated expenses of the MONEY MARKET PORTFOLIO. The amount of dividend may fluctuate from day to day and may be omitted on some days if realized losses on portfolio securities exceed the MONEY MARKET PORTFOLIO's net investment income. Dividends are automatically reinvested daily in additional shares of the MONEY MARKET PORTFOLIO at the net asset value per share at the close of business that day. Any net realized capital gains will be declared and paid at least once per calendar year; net short-term gains may be paid more frequently, with the distribution of dividends from net investment income.

OTHER PORTFOLIOS. Dividends from net investment income, if any, on the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the BALANCED PORTFOLIO, the UTILITIES PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the VALUE-ADDED MARKET PORTFOLIO, the CORE EQUITY PORTFOLIO, the AMERICAN VALUE PORTFOLIO,

                             46   - PROSPECTUS
the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO, the DEVELOPING GROWTH PORTFOLIO and the EMERGING MARKETS PORTFOLIO will be declared and paid monthly, and any net realized capital gains will be declared and paid at least once per calendar year.


TAXES. Because the Fund intends to distribute substantially all of the net investment income and capital gains of each Portfolio and otherwise qualify each Portfolio as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), it is not expected that any Portfolio of the Fund will be required to pay any Federal income tax on such income and capital gains.


Gains or losses on a Portfolio's transactions in certain listed options and on futures and options on futures generally are treated as 60% long-term and 40% short-term capital gains or losses. When a Portfolio engages in options and futures transactions, various tax regulations applicable to the Portfolio may have the effect of causing the Portfolio to recognize a gain or loss for tax purposes before that gain or loss is realized, or to defer recognition of a realized loss for tax purposes. Recognition, for tax purposes, of an unrealized loss may result in a lesser amount of the realized net short-term gains of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the UTILITIES PORTFOLIO, the VALUE-ADDED MARKET PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO being available for distribution. These Portfolios may make certain elections which may minimize the impact of these rules but which could also result in a higher portion of the Portfolio's gains being treated as short-term capital gains.



As a regulated investment company, the Fund is subject to the requirement that less than 30% of a Portfolio's gross income be derived from the sale or other disposition of securities held for less than three months. This requirement may limit the ability of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the UTILITIES PORTFOLIO, the VALUE-ADDED MARKET PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO to engage in options and futures transactions.


With respect to investments by the Portfolios in zero coupon bonds and investment by the DIVERSIFIED INCOME PORTFOLIO and the EMERGING MARKETS PORTFOLIO in payment-in-kind bonds, the Portfolios accrue income prior to any actual cash payments by their issuers. In order to continue to comply with Subchapter M of the Code and remain able to forego payment of Federal income tax on their income and capital gains, each Portfolio must distribute all of its net investment income, including income accrued from zero coupon and payment-in-kind bonds. As such, these Portfolios may be required to dispose of some of their portfolio securities under disadvantageous circumstances to generate the cash required for distribution.

Dividends, interest and capital gains received by a Portfolio on investments in foreign issuers or which are denominated in foreign currency may give rise to withholding and other taxes imposed by foreign countries, which may or may not be refunded to the Portfolio.

Since the Companies are the only shareholders of the Fund, no discussion is stated herein as to the Federal income tax consequences at the shareholder level. For information concerning the Federal income tax consequences to holders of variable annuity contracts, see the Prospectus for the Contracts.

Performance Information
      --------------------------------------------------------------------

From time to time the Fund advertises the "yield" and "effective yield" of the MONEY MARKET PORTFOLIO. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the MONEY MARKET PORTFOLIO refers to the income generated by an investment in the Portfolio over a given period (which period will be stated in the advertisement). This income is then annualized. The "effective yield" for a seven-day period is calculated similarly but, when annualized, the income earned by an investment in the MONEY MARKET PORTFOLIO is assumed to be reinvested each week within a 365-day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The MONEY MARKET PORTFOLIO's "yield" and "effective yield" do not reflect the deduction of any charges which may be imposed on the Contracts by the applicable Account and are therefore not equivalent to total return under a Contract (for a description of such charges, see the Prospectus for the Contracts).

From time to time the Fund advertises the "yield" of each of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO and the BALANCED PORTFOLIO. The yield of a Portfolio is based on historical earnings and is not intended to indicate future performance. The yield of a Portfolio is computed by dividing the Portfolio's net investment income over a 30-day period by an average value (using the average number of shares entitled to receive dividends and the net asset value per share at the end of the period), all in accordance with applicable regulatory requirements. Such amount is compounded for six months and then annualized for a twelve-month period to derive the Portfolio's yield. The "yield" of a Portfolio does not reflect deduction of any charges which may be imposed on the Contracts by the applicable Account and is therefore not equivalent to total return under a Contract (for a description of such charges, see the Prospectus for the Contracts).

From time to time the Fund may quote the "total return" of each Portfolio in advertisements and sales literature. The total return of a Portfolio is based on historical earnings and is not intended to indicate future performance. The "average annual total return" of a Portfolio refers to a figure reflecting the average annualized percentage increase (or decrease) in the value of an initial investment in the Portfolio of $1,000 over the life of the

                             47   - PROSPECTUS

Portfolio. Average annual total return reflects all income earned by the Portfolio, any appreciation or depreciation of the Portfolio's assets and all expenses incurred by the Portfolio for the stated periods. It also assumes reinvestment of all dividends and distributions paid by the Portfolio. However, average annual total return does not reflect the deduction of any charges which may be imposed on the Contracts by the applicable Account which, if reflected, would reduce the performance quoted.

In addition to the foregoing, the Fund may advertise the total return of the Portfolios over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations similarly do not reflect the deduction of any charges which may be imposed on the Contracts by the applicable Account. The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of a Portfolio. The Fund from time to time may also advertise the performance of the Portfolios relative to certain performance rankings and indexes compiled by independent organizations, such as Lipper Analytical Services, Inc.

Additional Information
      --------------------------------------------------------------------


The shares of beneficial interest of the Fund, with $0.01 par value, are divided into thirteen separate Portfolios, and the shares of each Portfolio are equal as to earnings, assets and voting privileges with all other shares of that Portfolio. There are no conversion, pre-emptive or other subscription rights. Upon liquidation of the Fund or any Portfolio, shareholders of a Portfolio are entitled to share pro rata in the net assets of that Portfolio available for distribution to shareholders after all debts and expenses have been paid. The shares do not have cumulative voting rights.


The assets received by the Fund on the sale of shares of each Portfolio and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to each Portfolio, and constitute the assets of such Portfolio. The assets of each Portfolio are required to be segregated on the Fund's books of account.

Additional Portfolios (the proceeds of which would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions) may be offered in the future, but such additional offerings would not affect the interests of the current shareholders in the existing Portfolios.

On any matters affecting only one Portfolio, only the shareholders of that Portfolio are entitled to vote. On matters relating to all the Portfolios but affecting the Portfolios differently, separate votes by Portfolio are required. Approval of an Investment Management Agreement and a change in fundamental policies would be regarded as matters requiring separate voting by each Portfolio. To the extent required by law, Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, which are the only shareholders of the Fund, will vote the shares of the Fund held in each Account in accordance with instructions from Contract Owners, as more fully described under the caption "Voting Rights" in the Prospectus for the Contracts. The Trustees of the Fund have been elected by Hartford Life Insurance Company.

The Fund is not required to hold Annual Meetings of Shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call Special Meetings of Shareholders for action by shareholder vote as may be required by the Act or the Declaration of Trust.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that Fund obligations include such disclaimer, and provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, in the opinion of Massachusetts counsel to the Fund, the risk to shareholders of personal liability is remote.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Dean Witter Trust Company, an affiliate of the Investment Manager, whose address is Harborside Financial Center, Plaza Two, Jersey City, NJ 07311, is the Transfer Agent of the Fund's shares and Dividend Disbursing Agent for payments of dividends and distributions on Fund shares.

CODE OF ETHICS. Directors, officers and employees of InterCapital and Dean Witter Services Company Inc. are subject to a strict Code of Ethics adopted by those companies. The Code of Ethics is intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from a person's employment activities and that actual and potential conflicts of interest are avoided. To achieve these goals and comply with regulatory requirements, the Code of Ethics requires, among other things, that personal securities transactions by employees of the companies be subject to an advance clearance process to monitor that no investment company managed or advised by InterCapital ("Dean Witter Fund") is engaged at the same time in a purchase or sale of the same security. The Code of Ethics bans the purchase of securities in an initial public offering, and also prohibits engaging in futures and options transactions and profiting on short-term trading (that is, a purchase within sixty days of a sale or a sale within sixty days of a purchase) of a security. In addition, investment personnel may not purchase or sell a security for their personal account within thirty days before or after any transaction in any Dean Witter Fund managed by them. Any violations of the

                             48   - PROSPECTUS

Code of Ethics are subject to sanctions, including reprimand, demotion or suspension or termination of employment. The Code of Ethics comports with regulatory requirements and the recommendations in the 1994 report by the Investment Company Institute Advisory Group on Personal Investing.

The Sub-Adviser of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the BALANCED PORTFOLIO, the CORE EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO also has a Code of Ethics which complies with regulatory requirements and, insofar as it relates to persons associated with investment companies, the 1994 report by the Investment Company Institute Advisory Group on Personal Investing.

SHAREHOLDER INQUIRIES. All inquiries regarding the Fund should be directed to the Fund at the telephone numbers or address set forth on the front cover of this Prospectus.


INVESTMENT BY HARTFORD LIFE INSURANCE COMPANY. Hartford Life Insurance Company purchased 100,000 shares of the MONEY MARKET PORTFOLIO and 10,000 shares of each of the other eleven initial Portfolios prior to the commencement of the Fund's operations, for an aggregate purchase price of $1,200,000. Hartford Life Insurance Company has purchased 10 shares of the MID-CAP GROWTH PORTFOLIO and has undertaken to purchase 9,990 additional shares of that Portfolio prior to the commencement of the Portfolio's operations, for an aggregate price of $100,000, such purchases funded, or to be funded, by partial redemptions of its investments in the DIVIDEND GROWTH PORTFOLIO and the DEVELOPING GROWTH PORTFOLIO. Hartford Life Insurance Company may redeem any of such shares at any time after the net assets of the Portfolios have attained a sufficient level so that such redemption will not cause disruption of the operations of the affected Portfolio.


                             49   - PROSPECTUS

Appendix -- Ratings of Investments
          ------------------------------------------------------------

MOODY'S INVESTORS SERVICE INC. ("MOODY'S")
BOND RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa         Bonds which are rated Baa are considered as medium grade obligations;
            i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            Bonds rated Aaa, Aa, A and Baa are considered investment grade bonds.

Ba          Bonds which are rated Ba are judged to have speculative elements;
            their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATING: Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

RATING REFINEMENTS: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate and municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

COMMERCIAL PAPER RATINGS

Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months.

                             50   - PROSPECTUS

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime-1, Prime-2, Prime-3.

Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations; and Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S CORPORATION ("STANDARD & POOR'S")

BOND RATINGS

A Standard & Poor's bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

AAA         Debt rated AAA has the highest rating assigned by Standard & Poor's.
            Capacity to pay interest and repay principal is extremely strong.
AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.
A Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.
            Bonds rated AAA, AA, A and BBB are considered investment grade bonds.

BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.
B Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments.
            Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.
CCC Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic con-ditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.
C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.
CI The rating CI is reserved for income bonds on which no interest is being paid.
D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless
            Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                             51   - PROSPECTUS

NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard &
            Poor's does not rate a particular type of obligation as a matter of policy.
            Bonds rated BB, B, CCC, CC and C are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
            Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.
            The foregoing ratings are sometimes followed by a "p" which indicates that the rating is provisional. A provisional rating assumes the suc-cessful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion.

COMMERCIAL PAPER RATINGS

Standard and Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information. Ratings are graded into group categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The categories are as follows:

Issues assigned A ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety.

    A-1 indicates that the degree of safety regarding timely payment is very strong.
    A-2 indicates capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".
    A-3 indicates a satisfactory capacity for timely payment. Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                             52   - PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
                                                  DEAN WITTER
DECEMBER 31,
1996

                                                  SELECT DIMENSIONS
                                                  INVESTMENT SERIES
----------------------------------------------------------------------

    DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES (the "Fund") is an open-end diversified management investment company which is intended to provide a broad range of investment alternatives with its thirteen separate Portfolios, each of which has distinct investment objectives and policies:


    -THE MONEY MARKET PORTFOLIO

    -THE NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO

    -THE DIVERSIFIED INCOME PORTFOLIO

    -THE BALANCED PORTFOLIO

    -THE UTILITIES PORTFOLIO

    -THE DIVIDEND GROWTH PORTFOLIO

    -THE VALUE-ADDED MARKET PORTFOLIO

    -THE CORE EQUITY PORTFOLIO

    -THE AMERICAN VALUE PORTFOLIO


    -THE MID-CAP GROWTH PORTFOLIO


    -THE GLOBAL EQUITY PORTFOLIO

    -THE DEVELOPING GROWTH PORTFOLIO

    -THE EMERGING MARKETS PORTFOLIO

    There can be no assurance that the investment objectives of the Portfolios will be achieved. See "Investment Practices and Policies."


    A Prospectus for the Fund dated December 31, 1996, which provides the basic information you should know before allocating your investment under your Contract to the Fund, may be obtained without charge from the Fund at its address or telephone numbers listed below or from Dean Witter Reynolds Inc. at any of its branch offices. This Statement of Additional Information is not a Prospectus. It contains information in addition to and more detailed than that set forth in the Prospectus for the Fund. It is intended to provide you additional information regarding the activities and operations of the Fund, and should be read in conjunction with the Prospectuses for the Fund and for the flexible premium deferred variable annuity contracts or the flexible premium variable life insurance policies issued by Hartford Life Insurance Company or ITT Hartford Life and Annuity Insurance Company.


Dean Witter
Select Dimensions Investment Series
Two World Trade Center
New York, New York 10048
(212) 392-2550 or
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


The Fund and its Management...........................................................          3
Trustees and Officers.................................................................          8
Investment Practices and Policies.....................................................         16
Investment Restrictions...............................................................         48
Portfolio Transactions and Brokerage..................................................         49
Purchase and Redemption of Fund Shares................................................         52
Dividends, Distributions and Taxes....................................................         55
Performance Information...............................................................         57
Description of Shares of the Fund.....................................................         59
Custodians and Transfer Agent.........................................................         61
Independent Accountants...............................................................         61
Reports to Shareholders...............................................................         61
Legal Counsel.........................................................................         61
Experts...............................................................................         61
Registration Statement................................................................         61
Financial Statements -- December 31, 1995.............................................         62
Report of Independent Accountants.....................................................        120
Financial Statements -- June 30, 1996 (Unaudited).....................................        121
Appendix -- Ratings...................................................................        186


                            ------------------------

    Currently, the shares of the Fund are sold only to (1) Hartford Life Insurance Company for allocation to certain of its separate accounts to fund the benefits under certain flexible premium deferred variable annuity contracts and certain flexible premium variable life insurance policies it issues, and to (2) ITT Hartford Life and Annuity Insurance Company for allocation to certain of its separate accounts to fund the benefits under certain flexible premium deferred variable annuity contracts and certain flexible premium variable life insurance policies it issues. Such separate accounts are sometimes referred to individually as an "Account" and collectively as the "Accounts." The variable annuity contracts issued by Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company (the "Companies") are sometimes referred to as the "Variable Annuity Contracts." The variable life insurance policies issued by the Companies are sometimes referred to as the "Variable Life Policies," and the Variable Annuity Contracts and the Variable Life Policies are sometimes referred to as the "Contracts." ITT Hartford Life and Annuity Insurance Company is a wholly-owned subsidiary of Hartford Life Insurance Company. In the future, shares may be allocated to certain other separate accounts or sold to affiliated and/or non-affiliated entities of the Companies in connection with variable annuity contracts or variable life insurance policies. The Companies will invest in shares of the Fund in accordance with allocation instructions received from Contract Owners, which allocation rights are further described in the Prospectus for the Variable Annuity Contracts or the Variable Life Policies issued by Hartford Life Insurance Company or ITT Hartford Life and Annuity Insurance Company. The Companies will redeem shares to the extent necessary to provide benefits under the Contracts. It is conceivable that in the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying fund. Although the Companies and the Fund do not currently foresee any such disadvantage, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflict between the interests of variable annuity contract owners and variable life insurance contract owners and to determine what action, if any, should be taken in response thereto.

THE FUND AND ITS MANAGEMENT
--------------------------------------------------------------------------------

THE FUND

    The Fund was organized under the laws of the Commonwealth of Massachusetts on June 2, 1994 and is a trust of the type commonly known as a "Massachusetts Business Trust."

THE INVESTMENT MANAGER

    Dean Witter InterCapital Inc. (the "Investment Manager" or "InterCapital"), a Delaware corporation, whose address is Two World Trade Center, New York, New York 10048, is the Fund's Investment Manager. InterCapital is a wholly-owned subsidiary of Dean Witter, Discover & Co. ("DWDC"), a Delaware corporation. In an internal reorganization which took place in January, 1993, InterCapital assumed the investment advisory, administrative and management activities previously performed by the InterCapital Division of Dean Witter Reynolds Inc. ("DWR"), a broker-dealer affiliate of InterCapital. (As hereinafter used in this Statement of Additional Information, the terms "InterCapital" and "Investment Manager" refer to DWR's InterCapital Division prior to the internal reorganization and Dean Witter InterCapital Inc. thereafter.) The daily management of the Fund and research relating to the Fund's portfolios are conducted by or under the direction of officers of the Fund and of the Investment Manager, subject to periodic review by the Fund's Board of Trustees. In addition, Trustees of the Fund provide guidance on economic factors and interest rate trends. Information as to these Trustees and officers is contained under the caption, "Trustees and Officers."


    The Investment Manager is also the investment manager or investment adviser of the following investment companies: Dean Witter Liquid Asset Fund Inc., Dean Witter High Yield Securities Inc., Dean Witter Tax-Free Daily Income Trust, Dean Witter Developing Growth Securities Trust, Dean Witter Tax-Exempt Securities Trust, Dean Witter Natural Resource Development Securities Inc., Dean Witter Dividend Growth Securities Inc., Dean Witter American Value Fund, Dean Witter U.S. Government Money Market Trust, Dean Witter World Wide Investment Trust, Dean Witter Select Municipal Reinvestment Fund, Dean Witter U.S. Government Securities Trust, Dean Witter California Tax-Free Income Fund, Dean Witter New York Tax-Free Income Fund, Dean Witter Convertible Securities Trust, Dean Witter Federal Securities Trust, Dean Witter Value-Added Market Series, Dean Witter Utilities Fund, Dean Witter California Tax-Free Daily Income Trust, Dean Witter Strategist Fund, Dean Witter World Wide Income Trust, Dean Witter Intermediate Income Securities, Dean Witter Capital Growth Securities, Dean Witter New York Municipal Money Market Trust, Dean Witter European Growth Fund Inc., Dean Witter Precious Metals and Minerals Trust, Dean Witter Global Short-Term Income Fund Inc., Dean Witter Pacific Growth Fund Inc., Dean Witter Multi-State Municipal Series Trust, Dean Witter Premier Income Trust, Dean Witter Short-Term U.S. Treasury Trust, Dean Witter Health Sciences Trust, Dean Witter Retirement Series, Dean Witter Global Dividend Growth Securities, Dean Witter Limited Term Municipal Trust, Dean Witter Short-Term Bond Fund, Dean Witter Global Utilities Fund, Dean Witter High Income Securities, Dean Witter National Municipal Trust, Dean Witter International SmallCap Fund, Dean Witter Mid-Cap Growth Fund, Dean Witter Global Asset Allocation Fund, Dean Witter Hawaii Municipal Trust, Dean Witter Capital Appreciation Fund, Dean Witter Information Fund, Dean Witter Intermediate Term U.S. Treasury Trust, Dean Witter Japan Fund, Dean Witter Income Builder Fund, Dean Witter Special Value Fund, InterCapital Income Securities Inc., High Income Advantage Trust, High Income Advantage Trust II, High Income Advantage Trust III, Dean Witter Government Income Trust, InterCapital Insured Municipal Bond Trust, InterCapital Insured Municipal Trust, InterCapital Insured Municipal Income Trust, InterCapital Insured Municipal Securities, InterCapital California Insured Municipal Income Trust, InterCapital Insured California Municipal Securities, InterCapital Quality Municipal Investment Trust, InterCapital Quality Municipal Income Trust, InterCapital Quality Municipal Securities, InterCapital California Quality Municipal Securities, InterCapital New York Quality Municipal Securities, Active Assets Money Trust, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust, Active Assets Government Securities Trust, Municipal Income Trust, Municipal Income Trust II, Municipal Income Trust III, Municipal Income Opportunities Trust, Municipal Income Opportunities Trust II, Municipal Income Opportunities Trust III, Municipal

Premium Income Trust and Prime Income Trust. The foregoing investment companies, together with the Fund, are collectively referred to as the Dean Witter Funds.


    In addition, Dean Witter Services Company Inc. ("DWSC"), a wholly-owned subsidiary of InterCapital, serves as manager for the following investment companies for which TCW Funds Management, Inc., the Sub-Adviser of various Portfolios of the Fund, is the investment adviser: TCW/DW Core Equity Trust, TCW/DW North American Government Income Trust, TCW/DW Latin American Growth Fund, TCW/DW Income and Growth Fund, TCW/DW Small Cap Growth Fund, TCW/DW Total Return Trust, TCW/DW Mid-Cap Equity Trust, TCW/DW Balanced Fund, TCW/DW Global Telecom Trust, TCW/DW Strategic Income Trust, TCW/DW Emerging Markets Opportunities Trust, TCW/DW Term Trust 2000, TCW/DW Term Trust 2002 and TCW/DW Term Trust 2003 (the "TCW/DW Funds"). InterCapital also serves as: (i) sub-adviser to Templeton Global Opportunities Trust, an open-end investment company; (ii) administrator of The BlackRock Strategic Term Trust Inc., a closed-end investment company; and (iii) sub-administrator of MassMutual Participation Investors and Templeton Global Governments Income Trust, closed-end investment companies.


    Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to manage the investment of the assets of each Portfolio, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Portfolios of the Fund in a manner consistent with their investment objectives and policies.

    Under the terms of the Management Agreement, the Investment Manager also maintains certain of the Fund's books and records and furnishes, at its own expense, such office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, statements of additional information, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund. The Investment Manager has retained DWSC to perform its administrative services under the Management Agreement.


    Under the terms of the Management Agreement, the Investment Manager is authorized to retain a sub-adviser and, pursuant to a Sub-Advisory Agreement between the Investment Manager and TCW Funds Management, Inc. (the "Sub-Adviser"), the Investment Manager has retained the Sub-Adviser to provide the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the BALANCED PORTFOLIO, the CORE EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO of the Fund with investment advice and portfolio management, in each case subject to the overall supervision of the Investment Manager. The Sub-Adviser is a wholly-owned subsidiary of The TCW Group, Inc. ("TCW"), whose direct and indirect subsidiaries, including Trust Company of the West and TCW Asset Management Company, provide a variety of trust, investment management and investment advisory services. As of November 30, 1996, the Sub-Adviser and its affiliates had approximately $ billion under management or committed to management. Trust Company of the West and its affiliates have managed securities portfolios for institutional investors since 1971. The Sub-Adviser is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017 and is registered as an investment adviser under the Investment Advisers Act of 1940. The Sub-Adviser serves as investment adviser to the eleven TCW/DW Funds named above and also serves as investment adviser to TCW Convertible Securities Fund, Inc., a closed-end investment company traded on the New York Stock Exchange, and to TCW Funds, Inc., open-end investment companies, and acts as adviser or sub-adviser to other investment companies.

    Robert A. Day, who is Chairman of the Board of Directors of TCW, may be deemed to be a control person of the Sub-Adviser by virtue of the aggregate ownership by Mr. Day and his family of more than 25% of the outstanding voting stock of TCW.

    The Sub-Adviser in turn has entered into further sub-advisory agreements (the "Secondary Sub-Advisory Agreements") with two of its affiliates, TCW Asia Limited, a Hong Kong corporation, and TCW London International, Limited, a California corporation (the "Secondary Sub-Advisers"), pursuant to which the Secondary Sub-Advisers will assist the Sub-Adviser in providing services under the Sub-Advisory Agreement in respect of the EMERGING MARKETS PORTFOLIO. Each of the Secondary Sub-Advisers is a wholly-owned subsidiary of The TCW Group, Inc.

    Expenses not expressly assumed by the Investment Manager under the Management Agreement or by the Sub-Adviser of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the BALANCED PORTFOLIO, the CORE EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO pursuant to the Sub-Advisory Agreement (see below) will be paid by the Fund. Each Portfolio pays all other expenses incurred in its operation and a portion of the Fund's general administration expenses allocated on the basis of the asset size of the respective Portfolios. Expenses that are borne directly by a Portfolio include, but are not limited to: charges and expenses of any registrar, custodian, share transfer and dividend disbursing agent; brokerage commissions; certain taxes; registration costs of the Portfolio and its shares under federal and state securities laws; shareholder servicing costs; charges and expenses of any outside service used for pricing of the shares of the Portfolio; interest on borrowings by the Portfolio; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (or the Sub-Adviser) (not including compensation or expenses of attorneys who are employees of the Investment Manager (or the Sub-Adviser)) and independent accountants; and all other expenses attributable to a particular Portfolio. Expenses which are allocated on the basis of size of the respective Portfolios include the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager (or the Sub-Adviser) or any corporate affiliate of the Investment Manager (or the Sub-Adviser); state franchise taxes; Securities and Exchange Commission fees; membership dues of industry associations; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; and all other costs of the Fund's operations properly payable by the Fund and allocable on the basis of size of the respective Portfolios. Depending on the nature of a legal claim, liability or lawsuit, litigation costs, payment of legal claims or liabilities and any indemnification relating thereto may be directly applicable to the Portfolio or allocated on the basis of the size of the respective Portfolios. The Trustees have determined that this is an appropriate method of allocation of expenses.


    As full compensation for the services and facilities furnished to the Fund and expenses of the Fund assumed by the Investment Manager, the Fund pays the Investment Manager monthly compensation calculated daily by applying the annual rate of 0.50% to the net assets of the MONEY MARKET PORTFOLIO; 0.65% to the net assets of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO; 0.40% to the net assets of the DIVERSIFIED INCOME PORTFOLIO; 0.75% to the net assets of the BALANCED PORTFOLIO; 0.65% to the net assets of the UTILITIES PORTFOLIO; 0.625% to the net assets of the DIVIDEND GROWTH PORTFOLIO; 0.50% to the net assets of the VALUE-ADDED MARKET PORTFOLIO; 0.85% to the net assets of the CORE EQUITY
PORTFOLIO; 0.625% to the net assets of the AMERICAN VALUE PORTFOLIO;    % to the
net assets of the MID-CAP GROWTH PORTFOLIO; 1.0% to the net assets of the GLOBAL EQUITY PORTFOLIO; 0.50% to the net assets of the DEVELOPING GROWTH PORTFOLIO; and 1.25% to the net assets of the EMERGING MARKETS PORTFOLIO, in each case determined as of the close of each business day. Until December 31, 1995, the Investment Manager assumed all operating expenses of each Portfolio then in existence (except for any brokerage fees and a portion of organizational expenses) and waived the compensation provided for each Portfolio in its Management Agreement with the Fund. The Investment Manager had undertaken, until the earlier of December 31, 1996 or the attainment by the respective Portfolio of $50 million of net assets, to continue to assume such expenses and waive such compensation for each Portfolio then in existence (other than the DIVIDEND

GROWTH PORTFOLIO, whose net assets exceeded $50 million on December 31, 1995) to the extent that such expenses and compensation on an annualized basis exceeded 0.50% of the average daily net assets of each respective Portfolio. The AMERICAN VALUE PORTFOLIO, the MONEY MARKET PORTFOLIO, the VALUE-ADDED MARKET PORTFOLIO, the DEVELOPING GROWTH PORTFOLIO and the GLOBAL EQUITY PORTFOLIO attained $50 million of net assets on February 26, 1996, March 20, 1996, August 13, 1996, September 14, 1996, and October 15, 1996, respectively. The Management Agreement also provides that if the total operating expenses of a Portfolio, exclusive of taxes, interest, brokerage fees and certain legal claims and liabilities and litigation and indemnification expenses, as described in the Management Agreement, for the fiscal year exceed 2.5% of the first $30,000,000 of average daily net assets of the Portfolio, 2% of the next $70,000,000 and 1.5% of any excess over $100,000,000, the Investment Manager will reimburse the Portfolio for the amount of such excess, up to the amount of the management fee for such Portfolio for that year. Such amount, if any, will be calculated daily and credited on a monthly basis.


    The Management Agreement provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors. The Management Agreement in no way restricts the Investment Manager from acting as investment manager or adviser to others.


    The Investment Manager paid the organizational expenses of the Fund of approximately $100,000 ($8,333 for each respective initial Portfolio) incurred prior to the offering of the Fund's shares. The Fund will reimburse the Investment Manager for the full amount, exclusive of amounts waived of $19,967 ($1,664 for each respective initial Portfolio except $1,663 for the Money Market Portfolio). Such expenses have been deferred and are being amortized by the straight line method over a period not to exceed five years from the date of commencement of the Fund's operations.


    Both the Investment Manager and the Sub-Adviser have authorized any of their directors, officers and employees who have been elected as Trustees or officers of the Fund to serve in the capacities in which they have been elected. Services furnished to the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the BALANCED PORTFOLIO, the CORE EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO by the Investment Manager and the Sub-Adviser may be furnished by directors, officers and employees of the Investment Manager and the Sub-Adviser. In connection with the services rendered by the Sub-Adviser, the Sub-Adviser bears the following expenses: (a) the salaries and expenses of its personnel; and (b) all expenses incurred by it in connection with performing the services provided by it as Sub-Adviser, as described above.

    As full compensation for the services and facilities furnished to the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the BALANCED PORTFOLIO, the CORE EQUITY PORTFOLIO, the EMERGING MARKETS PORTFOLIO and the Investment Manager, and the expenses of these Portfolios and the Investment Manager assumed by the Sub-Adviser, the Investment Manager pays the Sub-Adviser monthly compensation equal to 40% of the Investment Manager's monthly compensation payable under the Management Agreement in respect of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the BALANCED PORTFOLIO, the CORE EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO. Pursuant to the Sub-Advisory Agreement, if any reimbursement is made by the Investment Manager to the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the BALANCED PORTFOLIO, the CORE EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO as a result of the Portfolio exceeding the expense limitation, the Investment Manager will be reimbursed for 40% of such payment by the Sub-Adviser. For the services to be provided to the Sub-Adviser by the Secondary Sub-Advisers under the Secondary Sub-Advisory Agreements, the Sub-Adviser pays a portion of its compensation under the Sub-Advisory Agreement to the Secondary Sub-Advisers, which portion shall vary from time to time.


    The Management Agreement, the Sub-Advisory Agreement in respect of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the BALANCED PORTFOLIO, the CORE EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, and the Secondary Sub-Advisory Agreements in respect of the EMERGING MARKETS PORTFOLIO were initially approved by the Trustees of the Fund on August 25, 1994 and by Hartford Life Insurance Company as the then sole shareholder on August 31, 1994. The Management Agreement, the Sub-

Advisory Agreement and the Secondary Sub-Advisory Agreements are sometimes herein referred to as the "Agreements." The Agreements may be terminated at any time, without penalty, on thirty days' notice by the Trustees of the Fund, by the holders of a majority, as defined in the Investment Company Act of 1940, as amended (the "Act"), of the outstanding shares of the Fund, or by the other party or parties to the Agreements. Each Agreement will automatically terminate in the event of its assignment (as defined in the Act). Under their terms, each Agreement had an initial term ending April 30, 1996 and will continue from year to year thereafter, provided continuance of the Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Act, of the outstanding shares of each Portfolio (or, in the case of the Sub-Advisory Agreement in respect of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the BALANCED PORTFOLIO, the CORE EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, the outstanding shares of each of those Portfolios, or, in the case of the Secondary Sub-Advisory Agreements in respect of the EMERGING MARKETS PORTFOLIO, the outstanding shares of that Portfolio), or by the Trustees of the Fund; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees of the Fund who are not parties to the Agreement or "interested persons" (as defined in the Act) of any such party (the "Independent Trustees"), which vote must be cast in person at a meeting called for the purpose of voting on such approval. If the question of continuance of the Management Agreement, the Sub-Advisory Agreement or the Secondary Sub-Advisory Agreements (or adoption of any new Management, Sub-Advisory or Secondary Sub-Advisory Agreement) is presented to shareholders, continuance (or adoption) with respect to a Portfolio shall be effective only if approved by a majority vote of the outstanding voting securities of that Portfolio. If the shareholders of any one or more of the Portfolios should fail to approve the Management Agreement, the Sub-Advisory Agreement or a Secondary Sub-Advisory Agreement, the Investment Manager may nonetheless serve as Investment Manager with respect to any Portfolio whose shareholders approved the Management Agreement, and the Sub-Adviser and the Secondary Sub-Advisers may nonetheless serve as Sub-Adviser or Secondary Sub-Adviser, as the case may be, with respect to any Portfolio whose shareholders have approved the Management Agreement, the Sub-Advisory Agreement and the Secondary Sub-Advisory Agreements.


    At their meeting held on April 17, 1996, the Fund's Board of Trustees, including all of the Independent Trustees, approved continuation of the Agreements until April 30, 1997. To the extent required by law, Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, which are the only shareholders of the Fund, will vote the shares of the Fund held by them in accordance with instructions from Contract Owners, as more fully described under the caption "Voting Rights" in the Prospectuses for the Contracts.



    The Management Agreement was approved with respect to the MID-CAP GROWTH PORTFOLIO by the Board of Trustees and by Hartford Life Insurance Company as the
sole shareholder of the Portfolio on             , 1996.



    The Fund has acknowledged that the name "Dean Witter" is a property right of DWR. The Fund has agreed that DWR or its parent company may use or, at any time, permit others to use, the name "Dean Witter." The Fund has also agreed that in the event the Management Agreement is terminated, or if the affiliation between InterCapital and its parent company is terminated, the Fund will eliminate the name "Dean Witter" from its name if DWR or its parent company shall so request.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


    The Trustees and Executive Officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with InterCapital and TCW Funds Management, Inc. and with the 82 Dean Witter Funds and the 14 TCW/DW Funds are shown below.



      NAME, AGE, POSITION WITH FUND
               AND ADDRESS                              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-----------------------------------------  -----------------------------------------------------------------------
Michael Bozic (55)                         Chairman and Chief Executive Officer of Levitz Furniture Corporation
Trustee                                    (since November, 1995); Director or Trustee of the Dean Witter Funds;
c/o Levitz Furniture Corporation           formerly President and Chief Executive Officer of Hills Department
6111 Broken Sound Parkway, N.W.            Stores (May, 1991-July, 1995); formerly variously Chairman, Chief
Boca Raton, Florida                        Executive Officer, President and Chief Operating Officer (1987-1991) of
                                           the Sears Merchandise Group of Sears, Roebuck and Co.; Director of
                                           Eaglemark Financial Services, Inc., the United Negro College Fund and
                                           Weirton Steel Corporation.

Charles A. Fiumefreddo* (63)               Chairman and Chief Executive Officer and Director of InterCapital, DWSC
Chairman of the Board,                     and Dean Witter Distributors Inc. ("Distributors"); Executive Vice
President and Chief Executive              President and Director of DWR; Chairman, Director or Trustee, President
Officer and Trustee                        and Chief Executive Officer of the Dean Witter Funds; Chairman, Chief
Two World Trade Center                     Executive Officer and Trustee of the TCW/DW Funds; Chairman and
New York, New York                         Director of Dean Witter Trust Company ("DWTC"); Director and/or officer of various DWDC subsidiaries; formerly Executive Vice President and
                                           Director of DWDC (until February, 1993).

Edwin J. Garn (63)                         Director or Trustee of the Dean Witter Funds; formerly United States
Trustee                                    Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee
c/o Huntsman Chemical                      (1980-1986); formerly Mayor of Salt Lake City, Utah (1972-1974);
  Corporation                              formerly Astronaut, Space Shuttle Discovery (April 12-19, 1985); Vice
500 Huntsman Way                           Chairman, Huntsman Chemical Corporation (since January, 1993); Director
Salt Lake City, Utah                       of Franklin Quest (time management systems) and John Alden Financial
                                           Corp; member of the board of various civic and charitable organiza-
                                           tions.

John R. Haire (71)                         Chairman of the Audit Committee and Chairman of the Committee of the
Trustee                                    Independent Directors or Trustees and Director or Trustee of the Dean
Two World Trade Center                     Witter Funds; Chairman of the Audit Committee and Chairman of the
New York, New York                         Committee of the Independent Trustees and Trustee of the TCW/DW Funds;
                                           formerly President, Council for Aid to Education (1978-October, 1989)
                                           and Chairman and Chief Executive Officer of Anchor Corporation, an
                                           Investment Adviser (1964-1978); Director of Washington National
                                           Corporation (insurance).

      NAME, AGE, POSITION WITH FUND
               AND ADDRESS                              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-----------------------------------------  -----------------------------------------------------------------------
Dr. Manuel H. Johnson (47)                 Senior Partner, Johnson Smick International, Inc., a consulting firm;
Trustee                                    Koch Professor of International Economics and Director of the Center
c/o Johnson Smick International,           for Global Market Studies at George Mason University; Co-Chairman and a
  Inc.                                     founder of the Group of Seven Council (G7C), an international economic
1133 Connecticut Avenue, N.W.              commission; Director or Trustee of the Dean Witter Funds; Trustee of
Washington, DC                             the TCW/DW Funds; Director of NASDAQ (since June, 1995); Director of
                                           Greenwich Capital Markets Inc. (broker-dealer); formerly Vice Chairman of the Board of Governors of the Federal Reserve System (1986-1990) and
                                           Assistant Secretary of the U.S. Treasury (1982-1986).

Michael E. Nugent (60)                     General Partner, Triumph Capital, L.P., a private investment part-
Trustee                                    nership (since 1988); Director or Trustee of the Dean Witter Funds;
c/o Triumph Capital, L.P.                  Trustee of the TCW/DW Funds; formerly Vice President, Bankers Trust
237 Park Avenue,                           Company and BT Capital Corporation (1984-1988); director of various
New York, New York                         business organizations.

Philip J. Purcell* (53)                    Chairman of the Board of Directors and Chief Executive Officer of DWDC,
Trustee                                    DWR and Novus Credit Services Inc.; Director of InterCapital, DWSC and
Two World Trade Center                     Distributors; Director or Trustee of the Dean Witter Funds; Director
New York, New York                         and/or officer of various DWDC subsidiaries.

John L. Schroeder (66)                     Retired; Director or Trustee of the Dean Witter Funds; Trustee of the
Trustee                                    TCW/DW Funds; Director of Citizens Utilities Company; formerly
c/o Gordon Altman Butowsky                 Executive Vice President and Chief Investment Officer of the Home
  Weitzen Shalov & Wein                    Insurance Company (August, 1991-September 1995) and Chairman and Chief
Counsel to the Independent                 Investment Officer of Axe-Houghton Management and the Axe-Houghton
  Trustees                                 Funds (April, 1983-June, 1991).
114 West 47th Street
New York, New York

Sheldon Curtis (64)                        Senior Vice President, Secretary and General Counsel of InterCapital
Vice President, Secretary                  and DWSC; Senior Vice President, Assistant Secretary and Assistant
and General Counsel                        General Counsel of Distributors; Senior Vice President and Secretary of
Two World Trade Center                     DWTC; Assistant Secretary of DWR and Vice President, Secretary and
New York, New York                         General Counsel of the Dean Witter Funds and the TCW/DW Funds.

Peter M. Avelar (38)                       Senior Vice President of InterCapital (since April, 1992); Vice
Vice President                             President of various Dean Witter Funds; previously Vice President of
Two World Trade Center                     InterCapital.
New York, New York

Kirk Balzer (34)                           Vice President of InterCapital (since April, 1996); previously Port-
Vice President                             folio Manager with Chancellor Capital Management (July, 1994-March,
Two World Trade Center                     1996) and GT Capital Management (June, 1992-July, 1994) and prior
New York, New York                         thereto a graduate student at the University of Chicago.

      NAME, AGE, POSITION WITH FUND
               AND ADDRESS                              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-----------------------------------------  -----------------------------------------------------------------------
Mark Bavoso (35)                           Senior Vice President of InterCapital (since June, 1993); Vice
Vice President                             President of various Dean Witter Funds; previously Vice President of
Two World Trade Center                     InterCapital.
New York, New York

Patricia A. Cuddy (42)                     Vice President of InterCapital (since June, 1994); Vice President of
Vice President                             various Dean Witter Funds; formerly Senior Vice President of Dreyfus
Two World Trade Center                     Corporation.
New York, New York

Edward F. Gaylor (55)                      Senior Vice President of InterCapital (since April, 1992); Vice
Vice President                             President of various Dean Witter Funds; previously Vice President of
Two World Trade Center                     InterCapital.
New York, New York

Rajesh K. Gupta (36)                       Senior Vice President of InterCapital; Vice President of various Dean
Vice President                             Witter Funds.
Two World Trade Center
New York, New York

Kenton J. Hinchliffe (52)                  Senior Vice President of InterCapital; Vice President of various Dean
Vice President                             Witter Funds.
Two World Trade Center
New York, New York

Anita H. Kolleeny (41)                     Senior Vice President of InterCapital (since April, 1992); Vice
Vice President                             President of various Dean Witter Funds; previously Vice President of
Two World Trade Center                     InterCapital.
New York, New York

Paula LaCosta (45)                         Vice President of InterCapital (since April, 1992); Vice President of
Vice President                             various Dean Witter Funds; previously Assistant Vice President of
Two World Trade Center                     InterCapital.
New York, New York

Jonathan R. Page (50)                      Senior Vice President of InterCapital; Vice President of various Dean
Vice President                             Witter Funds.
Two World Trade Center
New York, New York

Vinh Q. Tran (50)                          Vice President of InterCapital; Vice President of various Dean Witter
Vice President                             Funds.
Two World Trade Center
New York, New York

Paul D. Vance (61)                         Senior Vice President of InterCapital; Vice President of various Dean
Vice President                             Witter Funds.
Two World Trade Center
New York, New York

      NAME, AGE, POSITION WITH FUND
               AND ADDRESS                              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-----------------------------------------  -----------------------------------------------------------------------
Jayne Stevlingson (37)                     Vice President of InterCapital (since October, 1992); formerly
Vice President                             Assistant Vice President of Bankers Trust New York Corp. (January,
Two World Trade Center                     1990-September, 1992).
New York, New York

Ronald J. Worobel (54)                     Senior Vice President of InterCapital (since June 1993); Vice President
Vice President                             of various Dean Witter Funds; formerly Vice President of InterCapital
Two World Trade Center                     (June, 1992-June, 1993) and Managing Director, MacKay-Shields Financial
New York, New York                         Corp. (February, 1989-June, 1992).

Philip A. Barach (44)                      Managing Director of TCW Funds Management, Inc.; Managing Director,
Vice President                             Mortgage-Backed Securities of Trust Company of the West and TCW Asset
865 South Figueroa Street                  Management Company; Vice President of various TCW/DW Funds.
Los Angeles, California

James M. Goldberg (51)                     Managing Director of TCW Funds Management, Inc.; Managing Director and
Vice President                             Chairman of the Fixed Income Policy Committee of Trust Company of the
865 South Figueroa Street                  West and TCW Asset Management Company; Vice President of various TCW/DW
Los Angeles, California                    Funds.

Jeffrey E. Gundlach (37)                   Managing Director of TCW Funds Management, Inc.; Managing Director,
Vice President                             Mortgage-Backed Securities of Trust Company of the West and TCW Asset
865 South Figueroa Street                  Management Company; Vice President of various TCW/DW Funds.
Los Angeles, California

Robert M. Hanisee (58)                     Managing Director of TCW Funds Management, Inc.; Managing Director,
Vice President                             Director of Research and Chairman of the Equity Policy Committee of
865 South Figueroa Street                  Trust Company of the West and TCW Asset Management Company.
Los Angeles, California

Frederick H. Horton (38)                   Managing Director of TCW Funds Management, Inc. (since October, 1993);
Vice President                             previously Senior Portfolio Manager for Dewey Square Investors (June,
865 South Figueroa Street                  1991-September, 1993) and prior thereto Senior Portfolio Manager for
Los Angeles, California                    the Putnam Companies; Vice President of various TCW/DW Funds.

Terence F. Mahony (54)                     Managing Director of TCW Funds Management, Inc. (since April, 1996);
Vice President                             previously Chief Investment Officer for Global Emerging Markets at HSBC
865 South Figueroa Street                  Asset Management (September, 1993-April, 1996) and prior thereto a
Los Angeles, California                    Director of Baring Asset Management.

Michael P. Reilly (33)                     Senior Vice President of TCW Funds Management, Inc. (since June, 1992);
Vice President                             previously Vice President of Security Pacific Bank; Vice President of
865 South Figueroa Street                  various TCW/DW Funds.
Los Angeles, California

James A. Tilton (56)                       Managing Director of TCW Funds Management, Inc.; Managing Director and
Vice President                             member of the Equity Policy Committee of Trust Company of the West and
865 South Figueroa Street                  TCW Asset Management Company; Chairman of the Board of Verdugo Hills
Los Angeles, California                    Hospital and Chairman of the Board of Councilors of the University of
                                           Southern California School of Public Administration; director of various other business organizations; Vice President of various TCW/DW
                                           Funds.

      NAME, AGE, POSITION WITH FUND
               AND ADDRESS                              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-----------------------------------------  -----------------------------------------------------------------------
Thomas F. Caloia (50)                      First Vice President and Assistant Treasurer of InterCapital and DWSC;
Treasurer                                  Treasurer of the Dean Witter Funds and the TCW/DW Funds; previously
Two World Trade Center                     Vice President of InterCapital.
New York, New York


---------

* Denotes Trustees who are "interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.


    In addition, Robert M. Scanlan, President and Chief Operating Officer of InterCapital and DWSC, Executive Vice President of Distributors and DWTC and Director of DWTC, Robert S. Giambrone, Senior Vice President of InterCapital, DWSC, Distributors and DWTC and Director of DWTC, Joseph J. McAlinden, Executive Vice President and Chief Investment Officer of InterCapital and Director of DWTC, and Kevin Hurley, Senior Vice President of InterCapital, are Vice Presidents of the Fund, and Marilyn K. Cranney and Barry Fink, First Vice Presidents and Assistant General Counsels of InterCapital and DWSC, LouAnne D. McInnis and Ruth Rossi, Vice Presidents and Assistant General Counsels of InterCapital and DWSC, and Carsten Otto and Frank Bruttomesso, Staff Attorneys with InterCapital, are Assistant Secretaries of the Fund.


THE BOARD OF TRUSTEES, THE INDEPENDENT TRUSTEES, AND THE COMMITTEES


    The Board of Trustees consists of eight (8) trustees. These same individuals also serve as directors or trustees for all of the Dean Witter Funds, and are referred to in this section as Trustees. As of the date of this Statement of Additional Information, there are a total of 82 Dean Witter Funds, comprised of 122 portfolios. As of November 30, 1996, the Dean Witter Funds had total net
assets of approximately $    billion and more than five million shareholders.



    Six Trustees (75% of the total number) have no affiliation or business connection with InterCapital or any of its affiliated persons and do not own any stock or other securities issued by InterCapital's parent company, DWDC. These are the "disinterested" or "independent" Trustees. The other two Trustees (the "management Trustees") are affiliated with InterCapital. Four of the six independent Trustees are also Independent Trustees of the TCW/DW Funds.


    Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Dean Witter Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' Boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. Indeed, by serving on the Funds' Boards, certain Trustees who would otherwise be qualified and in demand to serve on bank boards would be prohibited by law from doing so.

    All of the Independent Trustees serve as members of the Audit Committee and the Committee of the Independent Trustees. Three of them also serve as members of the Derivatives Committee. During the calendar year ended December 31, 1995, the three Committees held a combined total of fifteen meetings. The Committees hold some meetings at InterCapital's offices and some outside InterCapital. Management Trustees or officers do not attend these meetings unless they are invited for purposes of furnishing information or making a report.

    The Committee of the Independent Trustees is charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the Board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Dean Witter Funds have such a plan.

    The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of such services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full Board.

    Finally, the Board of each Fund has formed a Derivatives Committee to establish parameters for and oversee the activities of the Fund with respect to derivative investments, if any, made by the Fund.


DUTIES OF CHAIRMAN OF COMMITTEE OF THE INDEPENDENT TRUSTEES AND AUDIT COMMITTEE



    The Chairman of the Committee of the Independent Trustees and the Audit Committee maintains an office at the Funds' headquarters in New York. He is responsible for keeping abreast of regulatory and industry developments and the Funds' operations and management. He screens and/or prepares written materials and identifies critical issues for the Independent Trustees to consider, develops agendas for Committee meetings, determines the type and amount of information that the Committees will need to form a judgment on various issues, and arranges to have that information furnished to Committee members. He also arranges for the services of independent experts and consults with them in advance of meetings to help refine reports and to focus on critical issues. Members of the Committees believe that the person who serves as Chairman of both Committees and guides their efforts is pivotal to the effective functioning of the Committees.


    The Chairman of the Committees also maintains continuous contact with the Funds' management, with independent counsel to the Independent Trustees and with the Funds' independent auditors. He arranges for a series of special meetings involving the annual review of investment advisory, management and other operating contracts of the Funds and, on behalf of the Committees, conducts negotiations with the Investment Manager and other service providers. In effect, the Chairman of the Committees serves as a combination of chief executive and support staff of the Independent Trustees.


    The Chairman of the Committee of the Independent Trustees and the Audit Committee is not employed by any other organization and devotes his time primarily to the services he performs as Committee Chairman and Independent Trustee of the Dean Witter Funds and as an Independent Trustee and, since July 1, 1996, as Chairman of the Committee of the Independent Trustees and the Audit Committee of the TCW/DW Funds. The current Committee Chairman has had more than 35 years experience as a senior executive in the investment company industry.


ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT TRUSTEES FOR ALL DEAN WITTER FUNDS

    The Independent Trustees and the Funds' management believe that having the same Independent Trustees for each of the Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as Independent Trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all Fund Boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of Independent Trustees, and a Chairman of their Committees, of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Dean Witter Funds.

COMPENSATION OF INDEPENDENT TRUSTEES

    The Fund pays each Independent Trustee an annual fee of $1,000 plus a per meeting fee of $50 for meetings of the Board of Trustees or committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an annual fee of $750 and pays the Chairman of the

Committee of the Independent Trustees an additional annual fee of $1,200). The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund.


    At such time as the Fund has been in operation, and has paid fees to the Independent Trustees, for a full fiscal year, and assuming that during such fiscal year the Fund holds the same number of Board and committee meetings as were held by the other Dean Witter Funds during the calendar year ended December 31, 1995, it is estimated that the compensation paid to each Independent Trustee during such fiscal year will be the amount shown in the following table:

                         FUND COMPENSATION (ESTIMATED)


                                                                   AGGREGATE
                                                                 COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                      FROM THE FUND
--------------------------------------------------------------  ---------------
Michael Bozic.................................................      $2,000
Edwin J. Garn.................................................       2,000
John R. Haire.................................................       3,950(1)
Dr. Manuel H. Johnson.........................................       2,000
Michael E. Nugent.............................................       2,000
John L. Schroeder.............................................       2,000


---------

(1) Of Mr. Haire's compensation from the Fund, $1,950 is paid to him as Chairman of the Committee of the Independent Trustees ($1,200) and as Chairman of the Audit Committee ($750).



    The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1995 for services to the 79 Dean Witter Funds and, in the case of Messrs. Haire, Johnson, Nugent and Schroeder, the 11 TCW/DW Funds that were in operation at December 31, 1995. With respect to Messrs. Haire, Johnson, Nugent and Schroeder, the TCW/DW Funds are included solely because of a limited exchange privilege between those Funds and five Dean Witter Money Market Funds. Mr. Schroeder was elected as a Trustee of the TCW/DW Funds on April 20, 1995.



              COMPENSATION FROM DEAN WITTER FUNDS AND TCW/DW FUNDS



                                                                                        TOTAL
                                                                   FOR SERVICE AS   COMPENSATION
                               FOR SERVICE                          CHAIRMAN OF         PAID
                              AS DIRECTOR OR                       COMMITTEES OF    FOR SERVICES
                               TRUSTEE AND       FOR SERVICE AS     INDEPENDENT          TO
                             COMMITTEE MEMBER     TRUSTEE AND        DIRECTORS/        79 DEAN
                                OF 79 DEAN      COMMITTEE MEMBER    TRUSTEES AND       WITTER
                                  WITTER          OF 11 TCW/DW         AUDIT        FUNDS AND 11
NAME OF INDEPENDENT TRUSTEE       FUNDS              FUNDS           COMMITTEES     TCW/DW FUNDS
---------------------------  ----------------   ----------------   --------------   -------------
Michael Bozic..............      $126,050           --                 --             $126,050
Edwin J. Garn..............       136,450           --                 --              136,450
John R. Haire..............        98,450           $82,038           $217,350(2)      397,838
Dr. Manuel H. Johnson......       136,450            82,038            --              218,488
Michael E. Nugent..........       124,200            75,038            --              199,238
John L. Schroeder..........       136,450            46,964            --              183,414


---------

(2) For the 79 Dean Witter Funds in operation at December 31, 1995. As noted above, on July 1, 1996, Mr. Haire became Chairman of the Committee of the Independent Trustees and the Audit Committee of the TCW/DW Funds in addition to continuing to serve in such positions for the Dean Witter Funds.



    As of the date of this Statement of Additional Information, 57 of the Dean Witter Funds, not including the Fund, have adopted a retirement program under which an Independent Trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an Independent Director or Trustee of any Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such Trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service. Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 25.0% of his or her Eligible Compensation plus 0.4166666% of such Eligible Compensation for each full month of service as an Independent Director or Trustee of any Adopting Fund in excess of five years up to a maximum of 50.0% after ten years of service. The foregoing percentages may be changed by the Board.(3) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are not secured or funded by the Adopting Funds.



    The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the 57 Dean Witter Funds (not including the Fund) as of December 31, 1995, and the estimated retirement benefits for the Fund's Independent Trustees from the 57 Dean Witter Funds as of December 31, 1995.



                 RETIREMENT BENEFITS FROM ALL DEAN WITTER FUNDS



                                                                                                             ESTIMATED
                                                                                               RETIREMENT     ANNUAL
                                                                                                BENEFITS     BENEFITS
                                                            ESTIMATED                          ACCRUED AS      UPON
                                                         CREDITED YEARS         ESTIMATED       EXPENSES    RETIREMENT
                                                          OF SERVICE AT       PERCENTAGE OF      BY ALL      FROM ALL
                                                           RETIREMENT           ELIGIBLE        ADOPTING     ADOPTING
NAME OF INDEPENDENT TRUSTEE                               (MAXIMUM 10)        COMPENSATION        FUNDS      FUNDS(4)
-----------------------------------------------------  -------------------  -----------------  -----------  -----------
Michael Bozic........................................              10               50.0%       $  26,359    $  51,550
Edwin J. Garn........................................              10               50.0           41,901       51,550
John R. Haire........................................              10               50.0          261,763      130,404
Dr. Manuel H. Johnson................................              10               50.0           16,748       51,550
Michael E. Nugent....................................              10               50.0           30,370       51,550
John L. Schroeder....................................               8               41.7           51,812       42,958


---------

(3) An Eligible Trustee may elect alternate payments of his or her retirement benefits based upon the combined life expectancy of such Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. The amount estimated to be payable under this method, through the remainder of the later of the lives of such Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to either 50% or 100% of the previous periodic amount, an election that, respectively, increases or decreases the previous periodic amount so that the resulting payments will be the actuarial equivalent of the Regular Benefit.



(4) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (3) above.


    As of the date of this Statement of Additional Information, Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company owned all of the outstanding shares of the Fund for allocation to the Accounts, and none of the Fund's officers or Trustees was a Contract Owner under the Accounts.

INVESTMENT PRACTICES AND POLICIES
--------------------------------------------------------------------------------


    The Fund is an open-end diversified management investment company which is intended to provide a broad range of investment alternatives with its thirteen separate Portfolios, each of which has distinct investment objectives and policies, as set forth below and in the Prospectus:


    -THE MONEY MARKET PORTFOLIO seeks high current income, preservation of capital and liquidity by investing in short-term money market instruments.

    -THE NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO seeks to earn a high level of current income while maintaining relatively low volatility of principal, by investing primarily in investment grade fixed-income securities issued or guaranteed by the U.S., Canadian or Mexican governments.

    -THE DIVERSIFIED INCOME PORTFOLIO seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective, by equally allocating its assets among three separate groupings of fixed-income securities. Up to one-third of the securities in which the DIVERSIFIED INCOME PORTFOLIO may invest will include securities rated Baa/BBB or lower (such securities are commonly known as "junk bonds").

    -THE BALANCED PORTFOLIO seeks to achieve high total return through a combination of income and capital appreciation, by investing in a diversified portfolio of common stocks and investment grade fixed-income securities.

    -THE UTILITIES PORTFOLIO seeks to provide current income and long-term growth of income and capital by investing primarily in equity and fixed-income securities of companies engaged in the public utilities industry.

    -THE DIVIDEND GROWTH PORTFOLIO seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.

    -THE VALUE-ADDED MARKET PORTFOLIO seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income by investing, on an equally weighted basis, in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500 Composite Stock Price Index.

    -THE CORE EQUITY PORTFOLIO seeks long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies.


    -THE AMERICAN VALUE PORTFOLIO seeks long-term growth consistent with an effort to reduce volatility by investing principally in common stock of companies in industries which, at the time of the investment, are believed to be attractively valued given their above average relative earnings growth potential at that time.



    -THE MID-CAP GROWTH PORTFOLIO seeks long-term capital growth by investing principally in equity securities of "mid-cap" companies.


    -THE GLOBAL EQUITY PORTFOLIO seeks a high level of total return on its assets, primarily through long-term capital growth and, to a lesser extent, from income. It seeks to achieve this objective through investments in all types of common stocks and equivalents, preferred stocks and bonds and other debt obligations of domestic and foreign companies and governments and international organizations.

    -THE DEVELOPING GROWTH PORTFOLIO seeks long-term capital growth by by investing primarily in common stocks of smaller and medium-sized companies that, in the opinion of the Investment Manager, have the potential for growing more rapidly than the economy and which may benefit from new products or services, technological developments or changes in management.

    -THE EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging market countries. The EMERGING MARKETS PORTFOLIO may invest up to 35% of its total assets in high risk fixed-income securities that are rated below investment grade or are unrated.

    There can be no assurance that the Portfolios' investment objectives will be achieved.

    Each Portfolio of the Fund is subject to the diversification requirements of
Section 817(h) of the Internal Revenue Code relating to the favorable tax treatment of variable annuity contracts. Regulations issued under such section require each Portfolio to invest no more than 55% of its assets in any one investment; no more than 70% of its assets in any two investments; no more than 80% of its total assets in any three investments; and no more than 90% of its total assets in any four investments. For purposes of the regulations, all securities of the same issuer are treated as a single investment. In addition, the Portfolios are subject to the diversification requirements of the Act, as described under the heading "Investment Restrictions" below and in the Prospectus.

THE MONEY MARKET PORTFOLIO

    VARIABLE AND FLOATING RATE OBLIGATIONS. As stated in the Prospectus, the MONEY MARKET PORTFOLIO may invest in variable and floating rate obligations. The interest rate payable on a variable rate obligation is adjusted at predesignated periodic intervals and, on floating rate obligations, whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby the MONEY MARKET PORTFOLIO may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate and floating rate obligations should enhance the ability of the MONEY MARKET PORTFOLIO to maintain a stable net asset value per share (see "How Net Asset Value is Determined") and to sell obligations prior to maturity at a price approximating the full principal amount of the obligations. The principal benefits to the MONEY MARKET PORTFOLIO of purchasing obligations with a demand feature are that liquidity and the ability of the MONEY MARKET PORTFOLIO to obtain repayment of the full principal amount of an obligation prior to maturity are enhanced. The payment of principal and interest by issuers of certain obligations purchased by the MONEY MARKET PORTFOLIO may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets the MONEY MARKET PORTFOLIO's investment quality requirements.

    PRIVATE PLACEMENTS. As discussed in the Prospectus, the MONEY MARKET PORTFOLIO may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (the "Securities Act") and which may be sold to other institutional investors pursuant to Rule 144A under the Securities Act. The adoption by the Securities and Exchange Commission of Rule 144A, which permits the resale of certain restricted securities to institutional investors, had the effect of broadening and increasing the liquidity of the institutional trading market for securities subject to restrictions on resale to the general public.
Section 4(2) commercial paper sold pursuant to Rule 144A is restricted in that is can be resold only to qualified institutional investors. However, since institutions constitute virtually the entire market for such commercial paper, the market for such Section 4(2) commercial paper is, in reality, as liquid as that for other commercial paper. While the MONEY MARKET PORTFOLIO generally holds to maturity commercial paper in its portfolio, the advent of Rule 144A has greatly simplified the ability to sell Section 4(2) commercial paper to other institutional investors.

    Open-end investment companies are not permitted to hold over 15% (10% for money market funds) of their net assets in securities for which there is no established market ("illiquid securities"). However, under procedures adopted by the Trustees of the Fund, the MONEY MARKET PORTFOLIO may purchase Section 4(2) commercial paper without being subject to the limitation on illiquid investments and will be able to utilize Rule 144A to sell that paper to other institutional investors. The procedures require that the Investment Manager consider the following factors in determining that any restricted security eligible for sale pursuant to Rule 144A be considered liquid: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) dealer undertakings to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The Investment Manager will report to the Trustees on a quarterly basis on all restricted securities held by the MONEY MARKET PORTFOLIO with regard to their ongoing liquidity. In the event any Section 4(2) commercial paper or other restricted security held by the MONEY MARKET PORTFOLIO is determined to be illiquid by the Trustees and the Investment Manager, that investment would be included as an illiquid security subject to the limitation on illiquid investments referred to above.

THE AMERICAN VALUE PORTFOLIO

    INDUSTRY VALUATION APPROACH. As stated in the Prospectus, in managing the AMERICAN VALUE PORTFOLIO, the Investment Manager generally seeks to identify industries, rather than individual companies, as prospects for capital appreciation. This approach is designed to capitalize on the basic assumptions that industry trends are a primary force governing company earnings; conventional forecasts may not fully reflect underlying industry conditions or changing economic cycles; the market's perception of industry trends is often transitory or exaggerated; and distortions in relative valuations may provide significant buying or selling opportunities.



    The Investment Manager generally seeks to invest assets of the AMERICAN VALUE PORTFOLIO in industries it considers to exhibit underappreciated earnings potential at the time of purchase and to sell those it considers to have peaked in relative earnings potential.



    The Investment Manager also uses models which employ economic indicators or other financial variables to evaluate the relative attractiveness of industries. Economic analysis includes traditional business cycle analysis and such signposts as current Federal Reserve monetary posture, direction of commodity prices, and global currency and economic trends. Economic indicators most relevant to particular industries are reviewed. Some industries analyzed such as aerospace and energy do not correlate with economic indicators and must be analyzed relative to their respective specific industry cycles. Financial variables under consideration may include corporate earnings growth and cashflow, corporate and industry asset valuation, absolute and relative price/earnings ratios and dividend discount valuations.



    Once attractive industries have been identified, stocks to represent those industries are selected utilizing a multivariate process that includes size and quality of the company, earnings visibility of the company and various valuation parameters. Valuation screens may include dividend discount model values, price-to-book ratios, price to cashflow values, relative and absolute price-to-earnings ratios and ratios of price to earnings multiples to earnings growth. Price and earnings momentum ratings derived from external sources are also factored into the stock selection decision. The Investment Manager also evaluates fundamental company criteria such as product cycle analysis, revenue growth, margin analysis, consistency of earnings profitability, proprietary nature of the product and quality of management. Stocks may be selected from the three capitalization tiers of the market: large capitalization, medium capitalization, and small capitalization.



    Based on the sum total of this analysis, approximately 40-60 industries are studied and classified as attractive, moderately attractive or unattractive. Attractive groups are purchased, moderately attractive groups are bought or held, and unattractive groups are sold. The Investment Manager may utilize services that examine historical industry relative price-to-earnings ranges for input on the Investment Manager's valuation analysis.



    A basic tenet of the industry valuation approach is that there is no certainty of superior performance in any specific industry selection, but rather that approximately equal weighting of investments in a group of industries, each of which has been identified as underappreciated, can benefit from the performance probabilities of the total group.


    The foregoing represents the main outlines of the industry valuation approach. The following describes its key features, all of which are subject to modification as described below or as result of applying the asset allocation disciplines described later.

1. Equal Industry Weightings.


    After determining the industries that it considers to be attractive, the Investment Manager generally attempts to invest approximately equal amounts of the equity portion of the portfolio in securities of companies in each of such industries, subject to adjustment for company weightings as set forth in the next paragraph.


2. Equal Company Weightings.


    From the total of all companies included in the industry valuation process, the Investment Manager selects a limited number from each industry as representative of that industry. Such selections are made on the basis of various criteria, including size and quality of a company, the visibility of earnings, product cycle analysis, historic track record and various valuation parameters. Valuation screens may include dividend discount model values, price-to-book ratios, price-to-cashflow values, relative and absolute price-to-earnings ratios and ratios of price-earnings multiples to earnings growth. Price and earnings momentum ratings derived from external sources are also factored into the stock selection decision. Those companies which are in attractive industries and which the Investment Manager believes to be attractive investments are finally selected for inclusion in the portfolio. When final selections are made, approximately equal amounts of the equity portion of the portfolio are invested in each of such companies. This may vary depending on whether the Investment Manager is in the process of building or reducing a stock position. Consideration will also be given to valuation, capitalization and liquidity profile. Stocks in industries not characterized as attractive may be underweighted. Also, smaller capitalization issues may not be equally weighted due to liquidity considerations.


3. Relative Industry Values.


    Industry selection only attempts to identify industries whose securities might be expected to perform relatively better than the market as represented by the S&P Index. It does not seek to identify securities which will experience an absolute increase in value notwithstanding market conditions. However, the process assumes that, despite interim fluctuations in stock market prices, the long-term trend in equity security values will be up.



4. Practical Applications.



    In applying the industry valuation approach to management of the AMERICAN VALUE PORTFOLIO, the Investment Manager will make adjustments in the portfolio which reflect modifications of the underlying concepts whenever, in its opinion, such adjustments are necessary or desirable to achieve the AMERICAN VALUE PORTFOLIO's objectives. Such adjustments may include, for example, weighting some industries or companies more or less than others, based upon the Investment Manager's judgment as to the investment merits of specific companies. In addition, without specific action by the Investment Manager, adjustments may result from fluctuations in market prices which distort previously established industry and company weightings. The portfolio may, at times, include securities of industries which are unattractive due to consideration of stage-of-cycle analysis or may not include representation in industries considered attractive due to considerations such as valuation criteria, stage-of-cycle analysis or lack of earnings visibility, balance sheet viability or management quality. Also, independent of the application of the industry valuation process, the AMERICAN VALUE PORTFOLIO continuously sells and redeems its own shares, and, as a result, securities may have to be sold at times from the portfolio to meet redemptions and monies received upon sale of the AMERICAN VALUE PORTFOLIO's shares must be used to purchase portfolio securities. Such sales and purchases of portfolio securities will result in a portfolio that does not completely reflect equal weighting of investment in industries or companies.



    ASSET ALLOCATION. Common stocks, particularly those sought for possible capital appreciation, have historically experienced a great amount of price fluctuation. The Investment Manager believes it is desirable to attempt to reduce the risks of extreme price fluctuations even if such an attempt results, as it likely will at times, in reducing the probabilities of obtaining greater capital appreciation. Accordingly, the Investment Managers's investment process incorporates elements which may reduce, although certainly not eliminate, the volatility of a portfolio. The AMERICAN VALUE PORTFOLIO may hold a portion of its assets in fixed-income securities in an effort to moderate extremes of price fluctuation. The determination of the appropriate asset allocation as between equity and fixed-income investments will be made by the Investment Manager in its discretion, based upon its evaluation of economic and market conditions.


THE MID-CAP GROWTH PORTFOLIO


    As discussed in the Prospectus, the MID-CAP GROWTH PORTFOLIO offers investors an opportunity to participate in a diversified portfolio of securities, consisting principally of common stocks. The portfolio reflects an investment decision-making process developed by the Portfolio's Investment Manager.



INDUSTRY AND STOCK SELECTION APPROACH



    As stated in the Prospectus, in managing the portfolio of the MID-CAP GROWTH PORTFOLIO the Investment Manager generally seeks to identify industries, rather than individual companies, as prospects for capital appreciation. This approach is designed to capitalize on four basic assumptions: (1) industry trends are a primary force governing company earnings; (2) conventional forecasts by security analysts of company earnings do not fully reflect underlying industry conditions or changing economic cycles; (3) the market's perception of industry trends is often transitory or exaggerated; and (4) distortions in relative valuations beyond their normal ranges provide significant buying or selling opportunities.



    The Investment Manager will invest principally in those mid-cap companies that have above-average relative growth potential. Mid-cap companies typically have a better growth potential than their large-cap counterparts because they are still in the early and more dynamic period of their corporate existences. Often mid-size companies and the industries in which they are focused are still evolving as opposed to the more mature industries served by large-cap companies. Moreover, mid-cap companies are not considered "emerging" stocks, nor are they as volatile as small-cap firms. This is due to the fact that mid-cap companies have increased liquidity, attributable to their larger market capitalization as well as longer and more established track records, and a stronger market presence and dominance than small-cap firms. Consequently, because of the better growth inherent in these companies and their industries, mid-cap companies offer superior return potential to large-cap companies; yet, owing to their relatively larger size and better recognition in the investment community, they have a reduced risk profile compared to smaller, emerging or micro-cap companies.



    The Investment Manager may use models which employ economic indicators or other financial variables to evaluate the relative attractiveness of industries. Considerations may pertain to an assessment of the stage of the economic cycle, the anticipated direction or movement of interest rates, or a judgment as to which industries and common stocks may show relative outperformance based on the following: (1) economic indicators that may be specific to particular industries; and (2) financial variables which could include an analysis of cash flow, asset value, historical or projected earnings, absolute or relative price/earnings ratios, dividend discount models, or other factors.



    The Investment Manager will use an industry approach that seeks to diversify the assets of the MID-CAP GROWTH PORTFOLIO in approximately 18 to 35 industries. The Portfolio will hold less than 5% of its net assets in any one security and will hold less than 10% of its net assets in any one industry. Companies will be selected based on at least three-year track records, and purchases will be primarily focused on companies that: (1) have the potential for above-average relative earnings growth; (2) are focused in industries that are rapidly expanding or have the potential to see increasing sales or earnings; (3) historically have had well-defined and recurring revenues; or (4) are attractive based on an assessment of private market or franchise values.



    ASSET ALLOCATION. Common stocks, particularly those sought for possible capital appreciation, have historically experienced a great amount of price fluctuation. The Investment Manager believes it is desirable to attempt to reduce the risks of extreme price fluctuations even if such an attempt results, as it likely will at times, in reducing the probabilities of obtaining greater capital appreciation. Accordingly, the Investment Manager's investment process incorporates elements which may reduce, although certainly not eliminate, the volatility of a portfolio. The MID-CAP GROWTH PORTFOLIO may hold a portion of its portfolio in fixed-income securities in an effort to moderate extremes of price fluctuation. The determination of the appropriate asset allocation as between equity and fixed-income investments will be made by the Investment Manager in its discretion, based upon its evaluation of economic and market conditions.


THE DEVELOPING GROWTH PORTFOLIO
    LEVERAGING. As discussed in the Prospectus, the DEVELOPING GROWTH PORTFOLIO may borrow money, but only from a bank and in an amount up to 25% of the Portfolio's total assets taken at the lower of market value or cost, not including the amount borrowed, to seek to enhance capital appreciation by leveraging its investments through purchasing securities with the borrowed funds. Such borrowings will be subject to current margin requirements of the Federal Reserve Board and where necessary the Portfolio may use any or all of its securities as collateral for such borrowings. Any investment gains (and/ or investment income) made with the additional monies in excess of interest paid will cause the net asset value of the Portfolio's shares (and/or the Portfolio's net income per share) to rise to a greater extent than would otherwise be the case. Conversely, if the investment performance of the additional monies fails to cover their cost to the Portfolio, net asset value (and/or net income per share) will decrease to a greater extent than would otherwise be the case. This is the speculative factor involved in leverage.

    The DEVELOPING GROWTH PORTFOLIO will be required to maintain an asset coverage (including the proceeds of borrowings) of at least 300% of such borrowings in accordance with the provisions of the Act. If, due to market fluctuations or other reasons, the value of the Portfolio's assets (including the proceeds of borrowings) becomes at any time less than three times the amount of any outstanding bank debt, the Portfolio, within three business days, will reduce its bank debt to the extent necessary to meet the required 300% asset coverage. In restoring the 300% asset coverage, the Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

    The investment policy provides that the Portfolio may not purchase or sell a security on margin. The margin and bank borrowing restrictions will prevent the ordinary purchase of a security which involves a cash borrowing from a broker of any part of the purchase price of a security.

    In addition to borrowings for leverage, the Portfolio may also borrow from banks an additional amount as a temporary measure for extraordinary or emergency purposes and, for these purposes, in no event an amount greater than 5% of total assets taken at the lower of market value or cost.

THE EMERGING MARKETS PORTFOLIO
    EMERGING MARKET COUNTRY DESIGNATION. The following countries are not included within the International Bank of Reconstruction and Development (the "World Bank") definition of an emerging market country: Saudi Arabia, Ireland, Spain, Israel, Hong Kong, Singapore, New Zealand, Australia, The United Kingdom, Italy, The Netherlands, Kuwait, Canada, Belgium, Austria, France, United Arab Emirates, Germany, Denmark, United States, Sweden, Finland, Norway, Japan and Switzerland.

    POLITICAL AND ECONOMIC RISKS. Even though opportunities for investment may exist in emerging countries, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion, or reverse the liberalization, of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

    Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of emerging market countries previously expropriated large quantities of real and personal property. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the EMERGING MARKETS PORTFOLIO will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Portfolio could lose a substantial portion of its investments in such countries. The Portfolio's investments would similarly be adversely affected by exchange control regulations in any of those countries.

    SECURITIES MARKETS. The market capitalizations of listed equity securities on major exchanges in emerging market countries is significantly smaller than in the United States. A high proportion of the shares of many companies in emerging market countries may be held by a limited number of persons, which may further limit the number of shares available for investment by the EMERGING MARKETS PORTFOLIO. A limited number of issuers in most, if not all, emerging securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of emerging securities markets may also affect the Portfolio's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, certain emerging securities markets are susceptible to being influenced by large investors trading significant blocks of securities or by large dispositions of securities resulting from the failure to meet margin calls when due.

    The high volatility of certain emerging securities markets, as well as currency fluctuations, may result in greater volatility in the Portfolio's net asset value than would be the case for companies investing in domestic securities. If the Portfolio were to experience unexpected net redemptions, it could be forced to sell securities in its portfolio without regard to investment merit, thereby decreasing the asset base over which Portfolio expenses can be spread and possibly reducing the Portfolio's rate of return.

    Emerging market securities exchanges and brokers are generally subject to less governmental supervision and regulation than in the U.S., and emerging market securities exchange transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, emerging market securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser.

    RESTRICTIONS ON INVESTMENTS. The EMERGING MARKETS PORTFOLIO may be prohibited under the Act from purchasing the securities of any company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities related activities. In a number of emerging market countries, commercial banks act as securities brokers and dealers, investment advisers and underwriters or are otherwise engaged in securities-related activities, which may limit the Portfolio's ability to hold securities issued by the banks. The U.S. Securities and Exchange Commission has proposed a rule which, if adopted, may permit the Portfolio to invest in certain of these securities subject to certain restrictions.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the EMERGING MARKETS PORTFOLIO. For example, certain countries require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. The Portfolio could be adversely affected by delays in or a refusal to grant any required governmental approval for repatriation, such as by the application to it of other restrictions on investments.

    DEBT-TO-EQUITY CONVERSIONS. THE EMERGING MARKETS PORTFOLIO may participate with respect to up to 5% of its total assets in debt-to-equity conversions. Debt-to-equity conversion programs are sponsored in varying degrees by certain emerging market countries and permit investors to use external debt of a country to make equity investments in local companies. Many conversion programs relate primarily to investments in transportation, communication, utilities and similar infrastructure related areas. The terms of the programs vary from country to country, but include significant restrictions on the application of the proceeds received in the conversion and on the repatriation of investment profits and capital. In inviting conversion applications by holders of eligible debt, a government will usually specify a minimum discount from par value that it will accept for conversion. The Sub-Adviser believes that emerging market debt-to-equity conversion programs may offer investors opportunities to invest in otherwise restricted equity securities of emerging market countries with a potential for significant capital appreciation and, to a limited extent, intends to invest assets of the Portfolio in such programs in appropriate circumstances. There can be no assurance that debt-to-equity conversion programs will continue or be successful or that the Portfolio will be able to convert all or any of its emerging market debt portfolio into equity investments.

ASIAN ECONOMIES AND SECURITIES MARKETS

    The Asian continent covers approximately one-fifth of the earth's surface and is home to over half the world's population. Certain of the Asian countries in which the EMERGING MARKETS PORTFOLIO may invest include China, Hong Kong, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand. The discussion below focuses on some of the emerging market countries in which the Sub-Adviser anticipates that the EMERGING MARKETS PORTFOLIO will initially invest.

    ASIAN ECONOMIES. In recent years, countries in the Asian region have experienced real economic growth rates exceeding those experienced by many Western industrialized countries.

    The Sub-Adviser of the EMERGING MARKETS PORTFOLIO believes that economic conditions in the Asian region exist to provide for high levels of economic activity in the long-term, offering the potential for long-term capital appreciation from investment in equity securities of Asian Companies (as defined in the Prospectus). Among these conditions, as discussed below, are the following: (i) the increasing industrialization of Asian economies, (ii) favorable demographics and competitive wage rates, (iii) high rates of domestic savings available to fund investment, particularly in the area of infrastructure, (iv) the ability to attract foreign direct investment, (v) the emergence of a regional trading zone and (vi) rising per capita incomes available to support local markets for consumer goods.

    INDUSTRIALIZATION OF ASIA. The rapid ongoing shift from primary industries into industrial manufacturing has contributed to high rates of economic activity. During the last two decades, there was a significant shift in the percentage of gross domestic product ("GDP") accounted for by the agricultural sector in these markets and a marked increase in output by the industrial sector, most markedly in Indonesia, Malaysia and Thailand. Generally, in the Asian countries there is still potential for further industrialization so as to reach the levels presently attained by the countries of the industrialized world.

    FAVORABLE DEMOGRAPHICS AND COMPETITIVE WAGES. Based on favorable demographic statistics as to the Asian countries relative to the United States and Western Europe and the existence in the region of low relative wage rates, the Sub-Adviser believes that the competitive advantages of Asia through access to a large pool of disciplined and low cost (and, in East Asia, well educated) labor, will continue to lead to high levels of inward capital investment by companies based in the industrialized world. Moreover, the demographic profile of Asian countries shows a plentiful potential supply of new labor force participants as indicated by the high percentage of the populations under fifteen years of age. In this respect, China, India, Indonesia, Malaysia, the Philippines and Thailand are well positioned. The larger this percentage, the lower the likelihood of significant upward pressure on wage rates over the medium term, thus ensuring a continuation of the current, favorable cost structure these countries enjoy relative to the United States and Japan. In addition, these countries in particular need to maintain a sufficient level of overall economic activity in order to provide employment opportunities to new entrants. If this cannot be achieved, as in the case of the Philippines, the export of labor may occur. Direct investment and the establishment of labor intensive industries, such as textiles, have had a favorable impact on job creation in the Asian region. However, direct investment may be deterred by the absence of basic infrastructure such as energy, telephone lines, ports, roads and railways, as has occurred in the Philippines with shortages of electricity.

    SAVINGS AND INFRASTRUCTURE. There is a need in the Asian countries for substantial investment in infrastructure. A low penetration rate of telephone lines per 1,000 population exists in each of China, India, Indonesia, Malaysia and Thailand. Asia has the means to overcome the deficiency in infrastructure given its high domestic savings rates. A high rate of savings is generally associated with strong investment, rising productivity and faster GDP growth. China, Indonesia, Korea and Singapore compare favorably with the United States in this regard. The savings rates of India and the Philippines are the lowest in the region and, in the opinion of the Sub-Adviser, may have to be raised if investment, and hence growth, is to accelerate in such countries. China is still in the process of developing a network of financial intermediaries capable of channeling available funds between savers and investors, the lack of which may constrain growth in the short term.

    ABILITY TO ATTRACT FOREIGN DIRECT INVESTMENT. Foreign direct investment has underpinned economic growth in the Asian region. With the rapid appreciation of the Yen since the end of 1985, Japanese investment flows have increased considerably. Japanese firms have built regional networks of affiliates in Asia, where Japanese direct investment has grown predominantly in manufacturing, especially in the electronics industry.

    The Sub-Adviser believes that in addition to increasing the foreign supply of capital, direct foreign investment from Japan confers a number of benefits which enhance the long-term growth potential of a recipient country, including but not limited to (i) the mobilization of domestic savings for productive purpose in joint ventures between multinational corporations and local companies, (ii) the improvement of local training and education as local employees are exposed to modern production techniques and established training methods, (iii) the modernization of management and accounting, (iv) a transfer of technology and (v) the promotion of exports.

    TRADE AND EXPORTS. Most of the countries in the Asian region have historically pursued the Japanese development model of export-led growth. This, together with the inflow of foreign manufacturing facilities, has led in general to strong export sector performances. During the 1980s a significant proportion of Asian exports were shipped to the United States and Europe, which resulted in severe trade account imbalances. The appreciation of the Japanese Yen since the end of 1985, together with increasingly persistent attempts on the part of various U.S. administrations to lower Asian trade barriers, has resulted in a shift in the pattern of trade.

    RISING PER CAPITA INCOMES. Overall economic activity in the Asian region has been supported by a rising trend in per capita GDP. This trend is highly significant in light of the fact that the Asian region contains three of the world's four most populous nations: China, India and Indonesia. Consequently, in the Sub-Adviser's opinion, the prospects for the establishment of substantial local markets for a wide range of consumer products, both imported and manufactured locally, are attractive.

    ASIAN SECURITIES MARKETS. There has been no set pattern to the historical developments of the stock markets in the region. Some stock exchanges, such as that in Bombay, India, have been operating since as early as 1875, while the Shenzhen Exchange in China, the most recently established, has operated only since April, 1991. Additionally, for a wide variety of historical and/or ideological reasons, foreign ownership restrictions have at some time been imposed over most stock exchanges in the region.

    Until 1987, investment in Indonesia was effectively closed to foreigners; Korea generally opened up 10% of equity ownership to foreigners in 1992; Taiwan offers extremely limited access to foreign investors and India is only now in the process of authorizing direct access for approved international institutional investors. China, Indonesia, Korea, Malaysia, the Philippines, Singapore and Thailand have foreign investment restrictions which can result in foreign owned stock trading at a substantial premium or discount to local shares. Average daily volume can be much lower in these markets than a typical day's trading volume in the United States, particularly in the small and medium capitalization sectors of the less well developed stock markets. In some of these markets, for example, Hong Kong, Taiwan and Thailand, retail trading is comparatively more active and institutional investment accounts for a lower proportion of total trading. A large volume of retail trading can result in more volatile stock markets, although some markets have daily price fluctuation limits.

    Foreign investment restrictions may in the future be subject to change. For example, the Securities Exchange Commission of Thailand is currently studying various proposals to permit foreigners to hold local stock without voting rights. If adopted, such proposals could have the effect of reducing or eliminating the premium at which many foreign owned stocks presently trade. This could have an adverse affect on the EMERGING MARKETS PORTFOLIO if it has previously purchased such stocks at a premium. It is uncertain when or if such a change may be implemented.

    Since the mid 1980s, however, stock market development throughout the region, both with respect to daily trading volume and the number of securities traded, has gained momentum. In terms of market capitalization, after Japan, Hong Kong is the largest stock market in Asia, followed by Korea. In recent years, Indonesia has seen a significant expansion in the number of listed companies, coupled with a significant increase in market capitalization. Also, the number of listed companies in India, Taiwan and Thailand has increased significantly in recent years, while annual stock exchange turnover in these markets has risen dramatically.

LATIN AMERICAN ECONOMIES AND SECURITIES MARKETS

    LATIN AMERICAN ECONOMIES. During the past ten years, the countries of Latin America have undergone tremendous political and economic change. As countries have moved towards democratic reforms and market-oriented economic policies, many have benefited from an increase in trade and foreign investment which has helped propel economic growth. In the opinion of the Sub-Adviser, with GDP growth in the region expected to average between 4% to 6% over the next three to five years, investment in equity securities of Latin American companies provides the potential for high returns.

    Political and economic reform in Latin America have been closely linked. At the beginning of the 1980s, many Latin American countries were ruled by authoritative, and often military, governments. The traditional inward-oriented economics policies, which were characterized by state ownership of industries and restrictive trade barriers, became discredited as countries in the region continuously suffered from heavy debt loads, shrinking economies, balance of payment difficulties and high inflation. More recently, economic reforms in the region have begun under democratically elected governments. Reform has centered around lowering tariffs and dismantling trade barriers, privatizing state-owned industrial and utility companies and reducing government spending. The incoming democratic movement was partially dependent on economic revival.

    Trade barriers were reduced by several means. First, nominal tariffs were lowered significantly, especially in countries such as Brazil, Mexico, Argentina and Colombia. Although Latin American tariffs have seen substantial declines as a result of reforms, tariffs are still relatively high compared to those of industrialized nations. Second, import restrictions were sharply reduced and trade borders were opened.

    Privatization has also been a key component of economic reform. The conversion of ownership from the state to the private sector has attracted foreign and repatriated capital. Privatized business include railroads, telephones/telecommunications, airlines and other industrial concerns. Monies raised from privatization provide an additional source of financing for Latin American governments, and the newly privatized businesses have incentives to operate efficiently since they must now compete against foreign imports and must also provide a return to shareholders.

    While economic and political reforms in Latin America have been successful to date, it is uncertain whether these reforms can be sustained over the long-term. The prospects for sustained democratic and market-oriented policies are improved since countries in the region are joining GATT (General Agreements on Tariffs and Trade), which has forced the adoption of GATT rules regarding customs valuation, anti-dumping and subsidies. In addition, the recent passage of NAFTA (North American Free Trade Agreement), which took effect on January 1, 1994, will have a positive effect on cross-border trade between the U.S. and Mexico. In addition, other trade pacts such as the Columbia-Venezuela free trade agreement, the G-3 Agreement (Mexico, Venezuela and Columbia) and the Mercosur agreement, which were implemented on January 1, 1995 (Argentina, Brazil, Uruguay and Paraguay), will further expand trade and investment opportunities.

    However, many problems still exist in Latin America. The region continues to experience social and income inequities, and the high levels of poverty have contributed to increased levels of social unrest. In addition, not all countries have tightened fiscal and monetary policies. While there are opportunities for extraordinary returns in Latin America, such returns are accompanied by greater risk of loss of capital than in developed countries.

    LATIN AMERICAN SECURITIES MARKETS. Latin American stock markets have grown significantly over the past decade. The largest of these stock markets, measured in terms of market capitalization, are Mexico, Brazil, Chile and Argentina.

    The Sub-Adviser believes that economic growth and growth in stock market capitalization may create an environment for improving performance in stock markets. The Sub-Adviser also believes the economic expansion of developing markets in part is led by increased foreign investment from companies seeking lower cost production facilities or new markets. Latin American markets with low hourly wages and large populations have attracted companies relocating from the higher production cost environments of North America, Western Europe and Japan. Other characteristics, including high economic growth rates, falling rates of inflation, falling interest rates and improving credit ratings, may also contribute to attracting new foreign investment for capital improvement or manufacturing, and potentially to improving performance of stock markets. Historic and current economic data demonstrate the positive changes experienced by several Latin American markets over the past decade. Of course, this past performance was achieved during a period of generally favorable circumstances for emerging and developing markets and is no guarantee of future trends or results.

GENERAL PORTFOLIO TECHNIQUES

MONEY MARKET SECURITIES


    As stated in the Prospectus, the money market instruments in which each Portfolio other than the MONEY MARKET PORTFOLIO and the DIVERSIFIED INCOME PORTFOLIO may invest include U.S. Government securities, bank obligations, Eurodollar certificates of deposit, obligations of savings institutions, fully insured certificates of deposit and commercial paper. Such securities are limited to:


    U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds;

    BANK OBLIGATIONS. Obligations (including certificates of deposit, bankers' acceptances, commercial paper (see below) and other debt obligations) of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except as permitted below;

    EURODOLLAR CERTIFICATES OF DEPOSIT. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more (investments in Eurodollar certificates may be affected by changes in currency rates or exchange control regulations, or changes in governmental administration or economic or monetary policy in the United States and abroad);

    OBLIGATIONS OF SAVING INSTITUTIONS. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more (investments in savings institutions above $100,000 in principal amount are not protected by federal deposit insurance);

    FULLY INSURED CERTIFICATES OF DEPOSIT. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is federally insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the Federal Deposit Insurance Corporation), limited to $100,000 principal amount per certificate and to 15% or less of the Portfolio's total assets in all such obligations and in all illiquid assets, in the aggregate; and

    COMMERCIAL PAPER. Commercial paper rated within the two highest grades by Standard & Poor's Corporation ("S&P") or the highest grade by Moody's Investors Service Inc. ("Moody's") or, if not rated, issued by a company having an outstanding debt issue rated at least AAA by S&P or Aaa by Moody's.

U.S. GOVERNMENT SECURITIES


    As discussed in the Prospectus, the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the BALANCED PORTFOLIO, the UTILITIES PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO AND THE EMERGING MARKETS PORTFOLIO may invest in, among other securities, securities issued by the U.S. Government, its agencies or instrumentalities. Such securities include:


        (1) U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States.

        (2) Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing such obligations are the Federal Housing Administration, the Government National Mortgage Association ("GNMA"), the Department of Housing and Urban Development, the Export-Import Bank, the Farmers Home Administration, the General Services Administration, the Maritime Administration and the Small Business Administration. The maturities of such obligations range from three months to 30 years.

        (3) Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the U.S. Treasury. Among the agencies and instrumentalities issuing such obligations are the Tennessee Valley Authority, the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") and the U.S. Postal Service. The U.S. Treasury has no legal obligation to provide such line of credit and may choose not to do so.

        (4) Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but which are backed by the credit of the issuing agency or instrumentality. Among the agencies and instrumentalities issuing such obligations are the Federal Farm Credit System and the Federal Home Loan Banks.

    Neither the value nor the yield of the U.S. Government securities which may be invested in by the Portfolios are guaranteed by the U.S. Government. Such values and yield will fluctuate with changes in prevailing interest rates, economic factors and fiscal and monetary policies. Generally, as prevailing interest rates rise, the value of any U.S. Government securities held by the Portfolios will fall. Such securities with longer maturities generally tend to produce higher yields and are subject to greater market fluctuation as a result of changes in interest rates than debt securities with shorter maturities.

MORTGAGE-BACKED SECURITIES

    Certain of the U.S. Government securities in which the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO and the BALANCED PORTFOLIO may invest, e.g., certificates issued by GNMA, FNMA and FHLMC, are "mortgage-backed securities," which evidence an interest in a specific pool of mortgages. These certificates are, in most cases, "modified pass-through" instruments, wherein the issuing agency guarantees the timely payment of the principal and interest on mortgages underlying the certificates, whether or not such amounts are collected by the issuer on the underlying mortgages. (A pass-through security is formed when mortgages are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgages is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments net of a service fee).

    The average life of such certificates varies with the maturities of the underlying mortgage instruments, which may be up to thirty years but which may include mortgage instruments with maturities of fifteen years, adjustable rate mortgage instruments, variable rate mortgage instruments, graduated rate mortgage instruments and/or other types of mortgage instruments. The assumed average life of mort-gages backing the majority of GNMA and FNMA certificates is twelve years, and of FHLMC certificates is ten years. The average life is likely to be substantially shorter than the original maturity of the mortgage pools underlying the certificates, as a pool's duration may be shortened by unscheduled or early payments of principal on the underlying mortgages. (Such prepayments occur when the holder of an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date.) In periods of falling interest rates, the rate of prepayment tends to increase thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Prepayment rates vary widely, and therefore it is not possible to accurately predict the average life or realized yield of a particular pool.

    The occurrence of mortgage prepayments is affected by factors including the prevailing level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Prepayment rates are important because of their effect on the yield and price of the securities. If the Portfolio has purchased securities backed by pools containing mortgages whose yields exceed the prevailing interest rate, any premium (i.e., a price in excess of principal amount) paid for such securities may be lost. As a result, the net asset value of shares of the Portfolio and the Portfolio's ability to achieve its investment objectives may be adversely affected by mortgage prepayments.

    GNMA CERTIFICATES. Certificates of the Government National Mortgage Association ("GNMA Certificates") are mortgage-backed securities, which evidence an undivided interest in a pool or pools of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers Home Administration or guaranteed by the Veterans Administration ("VA"). The GNMA Certificates that the Portfolios will invest in are the "modified pass-through" type in that GNMA guarantees the timely payment of monthly installments of principal and interest due on the mortgage pool whether or not such amounts are collected by the issuer on the underlying mortgages. The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of the amounts due on the GNMA Certificates. Additionally, GNMA is empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

    The average life of GNMA Certificates varies with the maturities of the underlying mortgage instruments some of which have maturities of 30 years. The average life of the GNMA Certificate is likely to be substantially less than the original maturity of the underlying mortgage pool because of prepayments or refinancing of the mortgages or foreclosure. (Due to GNMA guarantee, foreclosures impose no risk to principal investments.) Statistics indicate that the average life of the type of mortgages backing the majority of GNMA Certificates is approximately 12 years and for this reason it is standard practice to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

    Yields on pass-through securities are typically quoted by investment dealers and vendors based on the actual maturities of the underlying instruments and the associated average life assumption. Historically, actual average life has been consistent with the 12-year assumption referred to above. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificates. Such prepayments are passed through to the registered holder of the Certificate along with the regular monthly payments of principal and interest, which has the effect of reducing future payments, and consequently the yield. Reinvestment by the Portfolios of prepayments may occur at higher or lower interest rates than the original investment.

    FHLMC CERTIFICATES. FHLMC is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). FHLMC was established primarily for the purpose of increasing the availability of mortgage credit for the financing of needed housing. The principal activity of FHLMC currently consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily FHLMC Certificates.

    FHLMC guarantees to each registered holder of a FHLMC Certificate the timely payment of interest at the rate provided for by such FHLMC Certificate, whether or not received. FHLMC also guarantees to each registered holder a FHLMC Certificate ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. FHLMC may remit the amount due on account of its guarantee of collection of principal at any time after default on any underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for accelerated payment of principal. The obligations of FHLMC under its guarantee are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. Government. The FHLMC has the right, however, to borrow from an existing line of credit with the U.S. Treasury in order to meet is obligations.

    FHLMC Certificates represent a pro rata interest in a group of mortgage loans (a "FHLMC Certificates group") purchased by FHLMC. The mortgage loans underlying the FHLMC Certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A FHLMC Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participants comprising another FHLMC Certificate group.

    FNMA CERTIFICATES The Federal National Mortgage Association ("FNMA") is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. FNMA was originally established in 1938 as a U.S. Government agency to provide supplemental liquidity to the mortgage market and was transformed into a stockholder owned and privately managed corporation by legislation enacted in 1968. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans form local lenders, thereby replenishing their funds for additional lending. FNMA acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

    Each FNMA Certificate will entitle the registered holder thereof to receive amounts representing such holder's pro rata interest in scheduled principal payments and interest payments (at such FNMA Certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments on the mortgage loans in the pool represented by such FNMA Certificate and such holder's proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal of and interest on each FNMA Certificate will be guaranteed by FNMA, which guarantee is not backed by the full faith and credit of the U.S. Government.

    Each FNMA Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate mortgage loans secured by multifamily projects. FNMA Certificates have an assumed average life similar to GNMA Certificates.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

    As discussed in the Prospectus, the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the BALANCED PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may enter into forward foreign currency exchange contracts ("forward contracts") as a hedge against fluctuations in future foreign exchange rates. Each of these Portfolios will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. Such forward contracts will only be entered into with United States banks and their foreign branches or foreign banks whose assets total $1 billion or more. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.


    When management of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the BALANCED PORTFOLIO, the GLOBAL EQUITY PORTFOLIO or the EMERGING MARKETS PORTFOLIO believes that the currency of a particular foreign country may suffer a substantial movement against the U.S. dollar, it may enter into a forward contract to purchase or sell, for a fixed amount of dollars or other currency, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. The Portfolio will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the management of these Portfolios believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served. The Portfolio's custodian bank will place cash, U.S. Government securities or other liquid portfolio securities in a segregated account of the Portfolio in an amount equal to the value of the Portfolio's total assets committed to the consummation of forward contracts entered into under the circumstances set forth above. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Portfolio's commitments with respect to such contracts.


    Where, for example, the Portfolio is hedging a portfolio position consisting of foreign fixed-income securities denominated in a foreign currency against adverse exchange rate moves vis-a-vis the U.S. dollar, at the maturity of the forward contract for delivery by the Portfolio of a foreign currency, the Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio securities if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

    If the Portfolio retains the portfolio securities and engages in an offsetting transaction, the Portfolio will incur a gain or loss to the extent that there has been movement in spot or forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

    If the Portfolio purchases a fixed-income security which is denominated in U.S. dollars but which will pay out its principal based upon a formula tied to the exchange rate between the U.S. dollar and a foreign currency, it may hedge against a decline in the principal value of the security by entering into a forward contract to sell an amount of the relevant foreign currency equal to some or all of the principal value of the security.

    At times when the Portfolio has written a call option on a fixed-income security or the currency in which it is denominated, it may wish to enter into a forward contract to purchase or sell the foreign currency in which the security is denominated. A forward contract would, for example, hedge the risk of the security on which a call currency option has been written declining in value to a greater extent than the value of the premium received for the options. The Portfolio will maintain with its Custodian, at all times, cash, U.S. Government securities, or other high grade debt obligations in a segregated account equal in value to all forward contract obligations and option contract obligations entered into in hedge situations such as this.

    Although each Portfolio values its assets daily in terms of U.S. dollars, the Portfolios do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Portfolio will, however, do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the spread between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

SOVEREIGN DEBT OBLIGATIONS

    As discussed in the Prospectus, the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO may invest in Canadian and Mexican Sovereign Debt and the EMERGING MARKETS PORTFOLIO may invest in Sovereign Debt of emerging market countries. Political conditions, in terms of a country or agency's willingness to meet the terms of its debt obligations, are of considerable significance. Investors should be aware that the Sovereign Debt instruments in which the EMERGING MARKETS PORTFOLIO may invest involve great risk and are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and Standard & Poor's Corporation.

    Sovereign Debt generally offers high yields, reflecting not only perceived credit risk, but also the need to compete with other local investments in domestic financial markets. Mexico and certain other emerging market countries are among the largest debtors to commercial banks and foreign governments. A foreign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the foreign debtor's policy towards the International Monetary Fund and the political constraints to which a sovereign debtor may be subject. Sovereign debtors may default on their Sovereign Debt. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

    In recent years, some of the emerging market countries in which the EMERGING MARKETS PORTFOLIO expects to invest have encountered difficulties in servicing their Sovereign Debt. Some of these countries have withheld payments of interest and/or principal of Sovereign Debt. These difficulties have also led to agreements to restructure external debt obligations; in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of Sovereign Debt may be requested to participate in similar reschedulings to such debt.

    The ability or willingness of the governments of Mexico and other emerging market countries to make timely payments on their Sovereign Debt is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could extinguish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

    The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect the Portfolio's investments. The countries issuing such instruments are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the Sub-Adviser intends to invest the assets of the Portfolio in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Portfolio to suffer a loss of interest or principal on any of its holdings.

    As a result of all of the foregoing, a government obligor may default on its obligations. If such an event occurs, the Portfolio may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. Bankruptcy, moratorium and other similar laws applicable to issuers of Sovereign Debt Obligations may be substantially different from those applicable to issuers of private debt obligations. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

    Periods of economic uncertainty may result in the volatility of market prices of Sovereign Debt and in turn, the Portfolio's net asset value, to a greater extent than the volatility inherent in domestic securities. The value of Sovereign Debt will likely vary inversely with changes in prevailing interest rates, which are subject to considerable variance in the international market.

HIGH YIELD SECURITIES

    As discussed in the Prospectus, the DIVERSIFIED INCOME PORTFOLIO and the EMERGING MARKETS PORTFOLIO will also invest in high yield, high risk fixed-income securities rated Baa or lower by Moody's Investors Service Inc. ("Moody's"), or BBB or lower by Standard & Poor's Corporation ("S&P"). The ratings of fixed-income securities by Moody's and S&P are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint.

    Such limitations include the following: the rating of an issuer is heavily weighted by past developments and does not necessarily reflect probable future conditions; there is frequently a lag between the time a rating is assigned and the time it is updated; and there may be varying degrees of difference in credit risk of securities in each rating category. The Investment Manager and, for the EMERGING MARKETS PORTFOLIO, the Sub-Adviser will attempt to reduce the overall portfolio credit risk through diversification and selection of portfolio securities based on considerations mentioned below.

    While the ratings provide a generally useful guide to credit risks, they do not, nor do they purport to, offer any criteria for evaluating the interest rate risk. Changes in the general level of interest rates cause fluctuations in the prices of fixed-income securities already outstanding and will therefore result in fluctuation in net asset value of the Portfolio's shares. The extent of the fluctuation is determined by a complex interaction of a number of factors. The Investment Manager or, for the EMERGING MARKETS PORTFOLIO, the Sub-Adviser will evaluate those factors it considers relevant and will make portfolio changes when it deems it appropriate in seeking to reduce the risk of depreciation in the value of the assets of the Portfolio. However, in seeking to achieve the Portfolio's primary objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities in the portfolio will be unavoidable. Moreover, medium and lower-rated securities and non-rated securities of comparable quality tend to be subject to wider fluctuations in yield and market values than higher rated securities. Such fluctuations after a security is acquired do not affect the cash income received from that security but are reflected in the net asset value of the Portfolio.

REPURCHASE AGREEMENTS

    As discussed in the Prospectus, when cash may be available to a Portfolio for only a few days, it may be invested by the Portfolio in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Portfolio. These agreements, which may be viewed as a type of secured lending by the Portfolio, typically involve the acquisition by the Portfolio of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Portfolio will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral"), which is held by the Portfolio's custodian bank, at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Portfolio will receive interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Portfolio to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits. While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Portfolios follow procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions, whose financial conditions will be continually monitored. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Portfolio will seek to liquidate such collateral. However, the exercising of the right by a Portfolio to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Portfolio could suffer a loss. It is the current policy of each Portfolio not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Portfolio, amounts to more than 15% (10% in the case of the MONEY MARKET PORTFOLIO) of its net assets. The investments by a Portfolio in repurchase agreements may at times be substantial when, in the view of the Investment Manager, liquidity, tax or other considerations warrant.

LENDING OF PORTFOLIO SECURITIES


    Consistent with applicable regulatory requirements, each Portfolio of the Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Portfolio (subject to notice provisions described below), and are at all times secured by cash or money market instruments, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of such loans is that the Portfolio continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. A Portfolio will not lend portfolio securities having a value of more than 25% of its total assets.


    A loan may be terminated by the borrower on one business day's notice, or by the Portfolio on four business days' notice. If the borrower fails to deliver the loaned securities within four days after receipt of notice, the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made of firms deemed by the Fund's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Portfolio.

    When voting or consent rights which accompany loaned securities pass to the borrower, a Portfolio will follow the policy of calling the loaned securities, in whole or in part as may be appropriate, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the Portfolio's investment in such loaned securities. The Portfolio will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities. The creditworthiness of firms to which a Portfolio lends its portfolio securities will be monitored on an ongoing basis.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS


    As discussed in the Prospectus, from time to time, in the ordinary course of business, each Portfolio of the Fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment can take place a month or more after the date of the commitment. While the Portfolio will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Portfolio may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date. At the time the Portfolio makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security purchased or, if a sale, the proceeds to be received, in determining the net asset value of the Portfolio. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. The Portfolio will also establish a segregated account with its custodian bank in which it will continually maintain cash or U.S. Government securities or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis; subject to this requirement, a Portfolio may purchase securities on such basis without limit. An increase in the percentage of a Portfolio's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Portfolio's net asset value. The Investment Manager and the Board of Trustees, do not believe that a Portfolio's net asset value or income will be adversely affected by its purchase of securities on such basis.


WHEN, AS AND IF ISSUED SECURITIES


    As discussed in the Prospectus, each Portfolio other than the MONEY MARKET PORTFOLIO and the VALUE-ADDED MARKET PORTFOLIO may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the Portfolio until the Investment Manager determines that issuance of the security is probable. At such time, the Fund will record the transaction and, in determining the net asset value of the Portfolio, will reflect the value of the security daily. At such time, the Portfolio will also establish a segregated account with its custodian bank in which it will maintain cash or U.S. Government securities or other liquid portfolio securities equal in value to recognized commitments for such securities. The value of the Portfolio's commitments to purchase the securities of any one issuer, together with the value of all securities of such issuer owned by the Portfolio, may not exceed 5% of the value of the Portfolio's total assets at the time the initial commitment to purchase such securities is made (see "Investment Restrictions" in the Prospectus). Subject to the foregoing restrictions, these Portfolios may purchase securities on such basis without limit. An increase in the percentage of a Portfolio's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. The Investment Manager and, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the BALANCED PORTFOLIO, the CORE EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, the Sub-Adviser, and the Board of Trustees, do not believe that the net asset value of these Portfolios will be adversely affected by their purchase of securities on such basis. These Portfolios may also sell securities on a "when, as and if issued" basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Portfolio at the time of the sale.


OPTIONS AND FUTURES TRANSACTIONS


    As discussed in the Prospectus, each of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may write covered call options against securities held in its portfolio and covered put options on eligible portfolio securities (the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO and the GLOBAL EQUITY PORTFOLIO may also write covered put and call options on stock indexes) and purchase options of the same series to effect closing transactions, and may hedge against potential changes in the market value of investments (or anticipated investments) by purchasing put and call options on portfolio (or eligible portfolio) securities and engaging in transactions involving interest rate futures contracts and bond index futures contracts and options on such contracts. In addition, the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may also hedge against such changes by entering into transactions involving stock index futures contracts and options thereon, and (except for the EMERGING MARKETS PORTFOLIO) options on stock indexes. The VALUE-ADDED MARKET PORTFOLIO may purchase futures contracts on stock indexes such as the S&P Index and the New York Stock Exchange Composite Index and may sell such futures contracts to effect closing transactions. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may also hedge against potential changes in the market value of the currencies in which their investments (or anticipated investments) are denominated by purchasing put and call options on currencies and engaging in transactions involving currencies futures contracts and options on such contracts.


    OPTIONS ON TREASURY BONDS AND NOTES. Because trading interest in options written on Treasury bonds and notes tends to center on the most recently auctioned issues, the exchanges on which such securities trade will not continue indefinitely to introduce options with new expirations to replace expiring options on particular issues. Instead, the expirations introduced at the commencement of options trading on a particular issue will be allowed to run their course, with the possible addition of a limited number of new expirations as the original ones expire. Options trading on each issue of bonds or notes will thus be phased out as new options are listed on more recent issues, and options representing a full range of expirations will not ordinarily be available for every issue on which options are traded.

    OPTIONS ON TREASURY BILLS. Because a deliverable Treasury bill changes from week to week, writers of Treasury bill calls cannot provide in advance for their potential exercise settlement obligations by acquiring and holding the underlying security. However, if a Portfolio holds a long position in Treasury bills with a principal amount of the securities deliverable upon exercise of the option, the position may be hedged from a risk standpoint by the writing of a call option. For so long as the call option is outstanding, the Portfolio will hold the Treasury bills in a segregated account with its Custodian, so that they will be treated as being covered.

    OPTIONS ON GNMA CERTIFICATES. Currently, options on GNMA Certificates are only traded over-the-counter. Since the remaining principal balance of GNMA Certificates declines each month as a result of mortgage payments, a Portfolio, as a writer of a GNMA call holding GNMA Certificates as "cover" to satisfy its delivery obligation in the event of exercise, may find that the GNMA Certificates it holds no longer have a sufficient remaining principal balance for this purpose. Should this occur, the Portfolio will purchase additional GNMA Certificates from the same pool (if obtainable) or replacement GNMA Certificates in the cash market in order to maintain its cover. A GNMA Certificate held by the Portfolio to cover an option position in any but the nearest expiration month may cease to represent cover for the option in the event of a decline in the GNMA coupon rate at which new pools are originated under the FHA/VA loan ceiling in effect at any given time, as such decline may increase the prepayments made on other mortgage pools. If this should occur, the Portfolio will no longer be covered, and the Portfolio will either enter into a closing purchase transaction or replace such Certificate with a Certificate which represents cover. When the Portfolio closes out its position or replaces such Certificate, it may realize an unanticipated loss and incur transaction costs.

    OPTIONS ON FOREIGN CURRENCIES. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward foreign currency exchange contracts. For example, in order to protect against declines in the dollar value of portfolio securities which are denominated in a foreign currency, the Portfolio may purchase put options on an amount of such foreign currency equivalent to the current value of the portfolio securities involved. As a result, the Portfolio would be enabled to sell the foreign currency for a fixed amount of U.S. dollars, thereby "locking in" the dollar value of the portfolio securities (less the amount of the premiums paid for the options). Conversely, these Portfolios may purchase call options on foreign currencies in which securities they anticipate purchasing are denominated to secure a set U.S. dollar price for such securities and protect against a decline in the value of the U.S. dollar against such foreign currency. These Portfolios may also purchase call and put options to close out written option positions.

    The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED SECURITIES PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may also write call options on foreign currency to protect against potential declines in its portfolio securities which are denominated in foreign currencies. If the U.S. dollar value of the portfolio securities falls as a result of a decline in the exchange rate between the foreign currency in which a security is denominated and the U.S. dollar, then a loss to the Portfolio occasioned by such value decline would be ameliorated by receipt of the premium on the option sold. At the same time, however, the Portfolio gives up the benefit of any rise in value of the relevant portfolio securities above the exercise price of the option and, in fact, only receives a benefit from the writing of the option to the extent that the value of the portfolio securities falls below the price of the premium received. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may also write options to close out long call option positions. A put option on a foreign currency would be written by the Portfolio for the same reason it would purchase a call option, namely, to hedge against an increase in the U.S. dollar value of a foreign security which the Portfolio anticipates purchasing. Here, the receipt of the premium would offset, to the extent of the size of the premium, any increased cost to the Portfolio resulting from an increase in the U.S. dollar value of the foreign security. However, the Portfolio could not benefit from any decline in the cost of the foreign security which is greater than the price of the premium received. These Portfolios may also write options to close out long put and call option positions.

    The markets in foreign currency options are relatively new and the ability of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although a Portfolio will not purchase or write such options unless and until, in the opinion of the management of the Portfolio, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

    The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security, including foreign securities held in a "hedged" investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

    There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

    COVERED CALL WRITING. As stated in the Prospectus, the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO are permitted to write covered call options on portfolio securities, and the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, THE DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO are permitted to write covered call options on the U.S. dollar and foreign currencies, in each case without limit, in order to aid in achieving their investment objectives. Generally, a call option is "covered" if the Portfolio owns, or has the right to acquire, without additional cash consideration (or for additional cash consideration held for the Portfolio by its Custodian in a segregated account) the underlying security (currency) subject to the option except that in the case of call options on U.S. Treasury Bills, a Portfolio might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the exercise price and a maturity date no later than that of the securities (currency) deliverable under the call option. A call option is also covered if the Portfolio holds a call on the same security (currency) as the underlying security of the written option, where the exercise price of the call used for coverage is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the mark-to-market difference is maintained by the Portfolio in cash, U.S. Government securities or other liquid portfolio securities which the Portfolio holds in a segregated account maintained with the Portfolio's Custodian.



    The Portfolio will receive from the purchaser, in return for a call it has written, a "premium;" i.e., the price of the option. Receipt of these premiums may better enable the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO to achieve a higher current income return than would be realized from holding the underlying securities (and, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, currencies) alone. Moreover, the premium received will offset a portion of the potential loss incurred by the Portfolio if the securities (currencies) underlying the option are ultimately sold (exchanged) by the Portfolio at a loss. The premium received will fluctuate with varying economic market conditions. If the market value of the portfolio securities (or, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, the currencies in which they are denominated) upon which call options have been written increases, the Portfolio may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written.


    As regards listed options and certain over-the-counter ("OTC") options, during the option period, the Portfolio may be required, at any time, to deliver the underlying security (currency) against payment of the exercise price on any calls it has written (exercise of certain listed and OTC options may be limited to specific expiration dates). This obligation is terminated upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once the Portfolio has been assigned an exercise notice, the Portfolio will be unable to effect a closing purchase transaction.

    Closing purchase transactions are ordinarily effected to realize a profit on an outstanding call option, to prevent an underlying security (currency) from being called, to permit the sale of an underlying security (or the exchange of the underlying currency) or to enable the Portfolio to write another call option on the underlying security (currency) with either a different exercise price or expiration date or both. The Portfolio may realize a net gain or loss from a closing purchase transaction depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be wholly or partially offset by unrealized appreciation in the market value of the underlying security (currency). Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part or exceeded by a decline in the market value of the underlying security (currency).

    If a call option expires unexercised, the Portfolio realizes a gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security (currency) during the option period. If a call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security (currency) equal to the difference between the purchase price of the underlying security (currency) and the proceeds of the sale of the security (currency) plus the premium received when the option was written, less the commission paid.

    Options written by a Portfolio normally have expiration dates of up to to eighteen months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security (currency) at the time the option is written. See "Risks of Options and Futures Transactions," below.


    COVERED PUT WRITING. As stated in the Prospectus, as a writer of a covered put option, the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the UTILITIES PORTFOLIO, THE AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO or the EMERGING MARKETS PORTFOLIO incurs an obligation to buy the security underlying the option from the purchaser of the put, at the option's exercise price at any time during the option period, at the purchaser's election (certain listed and OTC put options written by the Portfolio will be exercisable by the purchaser only on a specific date). A put is "covered" if the Portfolio maintains, in a segregated account maintained on its behalf at its Custodian, cash, U.S. Government securities or other liquid portfolio securities in an amount equal to at least the exercise price of the option, at all times during the option period. Similarly, a written put position could be covered by the Portfolio by its purchase of a put option on the same security as the underlying security of the written option, where the exercise price of the purchased option is equal to or more than the exercise price of the put written or less than the exercise price of the put written if the mark-to-market difference is maintained by the Portfolio in cash, U.S. Government securities or other liquid portfolio securities which the Portfolio holds in a segregated account maintained at its Custodian. In writing puts, the Portfolio assumes the risk of loss should the market value of the underlying security decline below the exercise price of the option (any loss being decreased by the receipt of the premium on the option written). In the case of listed options, during the option period, the Portfolio may be required, at any time, to make payment of the exercise price against delivery of the underlying security. The operation of and limitations on covered put options in other respects are substantially identical to those of call options.



    The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO will write put options for three purposes: (1) to receive the income derived from the premiums paid by purchasers; (2) when the Investment Manager (or, for the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO and the EMERGING MARKETS PORTFOLIO, the Sub-Adviser) wishes to purchase the security underlying the option at a price lower than its current market price, in which case the Portfolio will write the covered put at an exercise price reflecting the lower purchase price sought; and (3) to close out a long put option position. The potential gain on a covered put option is limited to the premium received on the option (less the commissions paid on the transaction) while the potential loss equals the difference between the exercise price of the option and the current market price of the underlying securities when the put is exercised, offset by the premium received (less the commissions paid on the transaction).



    PURCHASING CALL AND PUT OPTIONS. As stated in the Prospectus, the Emerging Markets Portfolio may purchase listed and OTC call and put options in amounts equalling up to 10% of its total assets, and each of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO and the DIVERSIFIED INCOME PORTFOLIO may purchase such call and put options in amounts equalling up to 5% of its total assets. Each of the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO and the GLOBAL EQUITY PORTFOLIO may purchase such call and put options and options on stock indexes in amounts equalling 10% of its total assets, with a maximum of 5% of its total assets invested in the purchase of stock index options. These Portfolios may purchase call options in order to close out a covered call position (see "Covered Call Writing" above) or purchase call options on securities they intend to purchase. Each of the NORTH

AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may purchase a call option on foreign currency to hedge against an adverse exchange rate move of the currency in which the security it anticipates purchasing is denominated vis-a-vis the currency in which the exercise price is denominated. The purchase of the call option to effect a closing transaction on a call written over-the-counter may be a listed or an OTC option. In either case, the call purchased is likely to be on the same securities (currencies) and have the same terms as the written option. If purchased over-the-counter, the option would generally be acquired from the dealer or financial institution which purchased the call written by the Portfolio.


    Each of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may purchase put options on securities (and, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, on currencies) which it holds (or has the right to acquire) in its portfolio only to protect itself against a decline in the value of the security (currency). If the value of the underlying security (currency) were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Portfolio would incur no additional loss. These Portfolios may also purchase put options to close out written put positions in a manner similar to call options closing purchase transactions. In addition, a Portfolio may sell a put option which it has previously purchased prior to the sale of the securities (currencies) underlying such option. Such a sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option when it was purchased. Any such gain or loss could be offset in whole or in part by a change in the market value of the underlying security (currency). If a put option purchased by a Portfolio expired without being sold or exercised, the Portfolio would realize a loss.


    RISKS OF OPTIONS TRANSACTIONS. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, the value of the security's denominated currency) increase, but has retained the risk of loss should the price of the underlying security (or, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, the value of the security's denominated currency) decline. The covered put writer also retains the risk of loss should the market value of the underlying security decline below the exercise price of the option less the premium received on the sale of the option. In both cases, the writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price.


    Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. If a covered call option writer is unable to effect a closing purchase transaction or to purchase an offsetting over-the-counter option, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call option writer may not be able to sell an underlying security at a time when it might otherwise be advantageous to do so. A secured put option writer who is unable to effect a closing purchase transaction or to purchase an offsetting over-the-counter option would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised. In addition, a covered writer would be unable to utilize the amount held in cash or U.S. Government securities or other liquid portfolio securities as security for the put option for other investment purposes until the exercise or expiration of the option.


    A Portfolio's ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market on option exchanges. There is no assurance that such a market will exist, particularly in the case of OTC options, as such options will generally only be closed out by entering into a closing purchase transaction with the purchasing dealer. However, a Portfolio may be able to purchase an offsetting option which does not close out its position as a writer but constitutes an asset of equal value to the obligation under the option written. If the Portfolio is not able to either enter into a closing purchase transaction or purchase an offsetting position, it will be required to maintain the securities subject to the call, or the collateral underlying the put, even though it might not be advantageous to do so, until a closing transaction can be entered into (or the option is exercised or expires).

    Among the possible reasons for the absence of a liquid secondary market on an Exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an Exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an Exchange; (v) inadequacy of the facilities of an Exchange or the Options Clearing Corporation ("OCC") to handle current trading volume; or
(vi) a decision by one or more Exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would generally continue to be exercisable in accordance with their terms.

    In the event of the bankruptcy of a broker through which a Portfolio engages in transactions in options, the Portfolio could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC option purchased by a Portfolio, the Portfolio could experience a loss of all or part of the value of the option. Transactions are entered into by a Portfolio only with brokers or financial institutions deemed creditworthy by the Portfolio's management.

    Each of the Exchanges has established limitations governing the maximum number of call or put options on the same underlying security or futures contract (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). An Exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a Portfolio may write.

    The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.


    STOCK INDEX OPTIONS. The UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO and the GLOBAL EQUITY PORTFOLIO may invest in options on stock indexes. As stated in the Prospectus, options on stock indexes are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indexes may have different multipliers. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash and a gain or loss depends on price movements in the stock market generally (or in a particular segment of the market) rather than the price movements in individual stocks. Currently, options are traded on, among other indexes, the S&P 100 Index and the S&P 500 Index on the Chicago Board Options Exchange, the Major Market Index and the Computer Technology Index, Oil Index and Institutional Index on the American Stock Exchange and the NYSE Index and NYSE Beta Index on the New York Stock Exchange, The Financial News Composite Index on the Pacific Stock

Exchange and the Value Line Index, National O-T-C Index and Utilities Index on the Philadelphia Stock Exchange, each of which and any similar index on which options are traded in the future which include stocks that are not limited to any particular industry or segment of the market is referred to as a "broadly based stock market index." Options on broad-based stock indexes provide the Portfolio with a means of protecting the Portfolio against the risk of market-wide price movements. If the Investment Manager anticipates a market decline, the Portfolio could purchase a stock index put option. If the expected market decline materialized, the resulting decrease in the value of the Portfolio's portfolio would be offset to the extent of the increase in the value of the put option. If the Investment Manager anticipates a market rise, the Portfolio may purchase a stock index call option to enable the Portfolio to participate in such rise until completion of anticipated common stock purchases by the Portfolio. Purchases and sales of stock index options also enable the Investment Manager to more speedily achieve changes in a Portfolio's equity positions.


    The UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO and the GLOBAL EQUITY PORTFOLIO will write put options on stock indexes only if such positions are covered by cash, U.S. Government securities or other liquid portfolio securities equal to the aggregate exercise price of the puts, or by a put option on the same stock index with a strike price no lower than the strike price of the put option sold by the Portfolio, which cover is held for the Portfolio in a segregated account maintained for it by its Custodian. All call options on stock indexes written by a Portfolio will be covered either by a portfolio of stocks substantially replicating the movement of the index underlying the call option or by holding a separate call option on the same stock index with a strike price no higher than the strike price of the call option sold by the Portfolio.



    RISKS OF OPTIONS ON INDEXES. Because exercises of stock index options are settled in cash, call writers such as the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO and the GLOBAL EQUITY PORTFOLIO cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. A call writer can offset some of the risk of its writing position by holding a diversified portfolio of stocks similar to those on which the underlying index is based. However, most investors cannot, as a practical matter, acquire and hold a portfolio containing exactly the same stocks as the underlying index, and, as a result, bear a risk that the value of the securities held will vary from the value of the index. Even if an index call writer could assemble a stock portfolio that exactly reproduced the composition of the underlying index, the writer still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the writer will not learn that it has been assigned until the next business day, at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds stocks that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those stocks against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its stock portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding stock positions.


    A holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the exercising holder will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

    If dissemination of the current level of an underlying index is interrupted, or if trading is interrupted in stocks accounting for a substantial portion of the value of an index, the trading of options on that index will ordinarily be halted. If the trading of options on an underlying index is halted, an exchange may impose restrictions prohibiting the exercise of such options.


    FUTURES CONTRACTS. As stated in the Prospectus, the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may purchase and sell interest rate futures contracts that are traded, or may in the future be traded, on U.S. commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills and GNMA Certificates and bond index futures contracts that are traded, or may in the future be traded, on U.S. commodity exchanges on such indexes as the Moody's Investment-Grade Corporate Bond Index. The UTILITIES PORTFOLIO, the VALUE-ADDED MARKET PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may also purchase and sell stock index futures contracts that are traded on U.S. commodity exchanges on such indexes as the S&P 500 Index and the New York Stock Exchange Composite Index. The GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may also purchase and sell futures contracts that are currently traded, or may in the future be traded, on foreign commodity exchanges on such underlying securities as common stocks and on such indexes of foreign equity securities as may exist or come into being, such as the Financial Times Equity Index. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may also purchase and sell futures contracts that are currently traded, or may in the future be traded, on foreign commodity exchanges on such underlying securities as foreign government fixed-income securities, on various currencies ("currency futures") and on such indexes of foreign fixed-income securities as may exist or come into being.


    As a futures contract purchaser, a Portfolio incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. As a seller of a futures contract, a Portfolio incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price.


    The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO will purchase or sell interest rate futures contracts for the purpose of hedging their fixed-income portfolio (or anticipated portfolio) securities against changes in prevailing interest rates or, in the case of the UTILITIES PORTFOLIO, to alter the Portfolio's asset allocation in fixed-income securities. If it is anticipated that interest rates may rise and, concomitantly, the price of certain of its portfolio securities fall, a Portfolio may sell an interest rate futures contract or a bond index futures contract. If declining interest rates are anticipated, or if the Investment Manager wishes to increase the UTILITIES PORTFOLIO's allocation of fixed-income securities, a Portfolio may purchase an interest rate futures contract or a bond index futures contract to protect against a potential increase in the price of securities the Portfolio intends to purchase. Subsequently, appropriate securities may be purchased by the Portfolio in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.



    The UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO will purchase or sell stock index futures contracts for the purpose of hedging their equity portfolio (or anticipated portfolio) securities against changes in their prices. If the Investment Manager anticipates that the prices of stock held by a Portfolio may fall or wishes to decrease the UTILITIES PORTFOLIO's asset allocation in equity securities, the Portfolio may sell a stock index futures contract. Conversely, if the Investment Manager wishes to increase the assets of the UTILITIES PORTFOLIO which are invested in stocks or as a hedge against anticipated prices rises in those stocks which the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO or the EMERGING MARKETS PORTFOLIO intends to purchase, the Portfolio may purchase stock index futures contracts. This allows the Portfolio to purchase equities, in accordance with the asset allocations of the

Portfolio's management, in an orderly and efficacious manner. The circumstances under which the VALUE-ADDED MARKET PORTFOLIO may purchase and sell stock index futures are described below.

    The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO will purchase or sell currency futures on currencies in which their portfolio securities (or anticipated portfolio securities) are denominated for the purposes of hedging against anticipated changes in currency exchange rates. These Portfolios will enter into currency futures contracts for the same reasons as set forth under the heading "Forward Foreign Currency Exchange Contracts" above for entering into forward foreign currency exchange contracts; namely, to "lock-in" the value of a security purchased or sold in a given currency vis-a-vis a different currency or to hedge against an adverse currency exchange rate movement of a portfolio security's (or anticipated portfolio security's) denominated currency vis-a-vis a different currency.

    In addition to the above, interest rate and bond index and stock index (and currency) futures contracts will be bought or sold in order to close out a short or long position in a corresponding futures contract.

    Although most interest rate futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Index futures contracts provide for the delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the open or close of the last trading day of the contract and the futures contract price. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security (or, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, currency) and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that a Portfolio will be able to enter into a closing transaction.


    INTEREST RATE FUTURES CONTRACTS. When The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO or the EMERGING MARKETS PORTFOLIO enters into a futures contract, it is initially required to deposit with its Custodian, in an account in the name of the broker performing the transaction, an "initial margin" of cash or U.S. Government securities or other liquid portfolio securities equal to approximately 2% of the contract amount. Initial margin requirements are established by the Exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the Exchanges.



    Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a brokers' client but is, rather, a good faith deposit on the futures contract which will be returned to the Portfolio upon the proper termination of the futures contract. The margin deposits made are marked to market daily and the Portfolio may be required to make subsequent deposits of cash or U.S. Government securities, called "variation margin," with the Portfolio's futures contract clearing broker, which are reflective of price fluctuations in the futures contract. Currently, interest rate futures contracts can be purchased on debt securities such as U.S. Treasury Bills and Bonds, U.S. Treasury Notes with maturities between 6 1/2 and 10 years, GNMA Certificates and Bank Certificates of Deposit.



    INDEX FUTURES CONTRACTS. As discussed in the Prospectus, the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may invest in bond index futures contracts, and the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH

PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may invest in stock index futures contracts. The VALUE-ADDED MARKET PORTFOLIO may purchase stock index futures contracts as a temporary substitute for the purchase of individual stocks which may then be purchased in orderly fashion, and may sell such contracts to effect closing transactions. An index futures contract sale creates an obligation by the Portfolio, as seller, to deliver cash at a specified future time. An index futures contract purchase would create an obligation by the Portfolio, as purchaser, to take delivery of cash at a specified future time. Futures contracts on indexes do not require the physical delivery of securities, but provide for a final cash settlement on the expiration date which reflects accumulated profits and losses credited or debited to each party's account.


    The Portfolio is required to maintain margin deposits with brokerage firms through which it effects index futures contracts in a manner similar to that described above for interest rate futures contracts. Currently, the initial margin requirements range from 3% to 10% of the contract amount for index futures. In addition, due to current industry practice, daily variations in gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments. The Portfolio may be required to make additional margin payments during the term of the contract.

    At any time prior to expiration of the futures contract, the Portfolio may elect to close the position by taking an opposite position which will operate to terminate the Portfolio's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio and the Portfolio realizes a loss or a gain.

    Currently, index futures contracts can be purchased or sold with respect to, among others, the Standard & Poor's 500 Stock Price Index and the Standard & Poor's 100 Stock Price Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Index on the New York Futures Exchange, the Major Market Index on the American Stock Exchange, the Value Line Stock Index on the Kansas City Board of Trade and the Moody's Investment-Grade Corporate Bond Index on the Chicago Board of Trade.

    CURRENCY FUTURES. As noted above, the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may invest in foreign currency futures. Generally, foreign currency futures provide for the delivery of a specified amount of a given currency, on the exercise date, for a set exercise price denominated in U.S. dollars or other currency. Foreign currency futures contracts would be entered into for the same reason and under the same circumstances as forward foreign currency exchange contracts. The Portfolio's management will assess such factors as cost spreads, liquidity and transaction costs in determining whether to utilize futures contracts or forward contracts in its foreign currency transactions and hedging strategy. Currently, currency futures exist for, among other foreign currencies, the Japanese yen, German mark, Canadian dollar, British pound, Swiss franc and European currency unit.

    Purchasers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described above. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Portfolio must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulation regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

    Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Portfolios will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Portfolio's management, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts.

    OPTIONS ON FUTURES CONTRACTS. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may purchase and write call and put options on futures contracts which are traded on an exchange and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon the exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.



    The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO will only purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts. If, for example, the Investment Manager (or, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO and the EMERGING MARKETS PORTFOLIO, the Sub-Adviser) wished to protect against an increase in interest rates and the resulting negative impact on the value of a portion of a Portfolio's fixed-income portfolio, it might write a call option on an interest rate futures contract, the underlying security of which correlates with the portion of the portfolio the Portfolio's management seeks to hedge. Any premiums received in the writing of options on futures contracts may, of course, augment the income of the Portfolio and thereby provide a further hedge against losses resulting from price declines in portions of its portfolio.


    The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a futures contract are included in initial margin deposits.


    LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may not enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of the Portfolio's total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money (the exercise price of the call
(put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. The VALUE-ADDED MARKET PORTFOLIO is similarly limited in its purchase of stock index futures contracts. However, there is no overall limitation on the percentage of a Portfolio's assets which may be subject to a hedge position. In addition, in accordance with the regulations of the Commodity Futures Trading Commission ("CFTC") under which the Fund is exempted from registration as a commodity pool operator, these Portfolios may only enter into futures contracts and options on futures contracts transactions for purposes of hedging a part or all of the Portfolio's portfolio. If the CFTC changes its regulations so that a Portfolio would be permitted to write options on futures contracts for income purposes without CFTC registration, these Portfolios may engage in such transactions for those purposes. Except as described above, there are no other limitations on the use of futures and options thereon by these Portfolios.



    RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. As stated in the Prospectus, the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may sell a futures contract to protect against the decline in the value of securities (or, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the currency in which securities are denominated) held by the Portfolio. However, it is possible that the futures market may advance and the value of securities (or, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the currency in which they are denominated) held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio will tend to move in the same direction as the futures contracts.


    If the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the UTILITIES PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO purchases a futures contract to hedge against the increase in value of securities the Portfolio intends to buy (or, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, the currency in which they are denominated), and the value of such securities (currency) decreases, then the Portfolio may determine not to invest in the securities as planned and will realize a loss on the futures contract that is not offset by a reduction in the price of the securities.



    If a Portfolio maintains a short position in a futures contract or has sold a call option on a futures contract, it will cover this position by holding, in a segregated account maintained at its Custodian, cash, U.S. Government securities or other liquid portfolio securities equal in value (when added to any initial or variation margin on deposit) to the market value of the securities (currencies) underlying the futures contract or the exercise price of the option. Such a position may also be covered by owning the securities (currencies) underlying the futures contract (in the case of a stock index futures contract a portfolio of securities substantially replicating the relevant index), or by holding a call option permitting the Portfolio to purchase the same contract at a price no higher than the price at which the short position was established.



    In addition, if a Portfolio holds a long position in a futures contract or has sold a put option on a futures contract, it will hold cash, U.S. Government securities or other liquid portfolio securities equal to the purchase price of the contract or the exercise price of the put option (less the amount of initial or variation margin on deposit) in a segregated account maintained for the Portfolio by its Custodian. Alternatively, the Portfolio could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by the Portfolio.


    Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin on open futures positions. In such situations, if the Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on the Portfolio's ability to effectively hedge its portfolio.

    With regard to the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, futures contracts and options thereon which are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Greater margin requirements may limit the ability of these Portfolios to enter into certain commodity transactions on foreign exchanges. Moreover, differ-ences in clearance and delivery requirements on foreign exchanges may occasion delays in the settlement of the Portfolio's transactions effected on foreign exchanges.

    In the event of the bankruptcy of a broker through which the Portfolio engages in transactions in futures or options thereon, the Portfolio could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC option purchased by the Portfolio, the Portfolio could experience a loss of all or part of the value of the option. Transactions are entered into by a Portfolio only with brokers or financial institutions deemed creditworthy by the Portfolio's management.

    While the futures contracts and options transactions to be engaged in by a Portfolio for the purpose of hedging the Portfolio's portfolio securities are not speculative in nature, there are risks inherent in the use of such instruments. One such risk which may arise in employing futures contracts to protect against the price volatility of portfolio securities (and, for the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, the currencies in which they are denominated) is that the prices of securities and indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of the Portfolio's portfolio securities (and the currencies in which they are denominated). Another such risk is that prices of interest rate futures contracts may not move in tandem with the changes in prevailing interest rates against which the Portfolio seeks a hedge. A correlation may also be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

    As stated in the Prospectus, there may exist an imperfect correlation between the price movements of futures contracts purchased by a Portfolio and the movements in the prices of the securities (currencies) which are the subject of the hedge. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin deposit requirements, distortions in the normal relationship between the debt securities and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of underlying securities rather than engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of interest rate trends may still not result in a successful hedging transaction.

    As stated in the Prospectus, there is no assurance that a liquid secondary market will exist for futures contracts and related options in which the Portfolios may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position, and in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin. In addition, limitations imposed by an exchange or board of trade on which futures contracts are traded may compel or prevent a Portfolio from closing out a contract which may result in reduced gain or increased loss to the Portfolio. The absence of a liquid market in futures contracts might cause the Portfolios to make or take delivery of the underlying securities (currencies) at a time when it may be disadvantageous to do so.

    Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Portfolio notwithstanding that the purchase or sale of a futures contract would not result in a loss, as in the instance where there is no movement in the prices of the futures contract or underlying securities (currencies).

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    In addition to the investment restrictions enumerated in the Prospectus, the investment restrictions listed below have been adopted by the Fund as fundamental policies of the Portfolios, except as otherwise indicated. Under the Act, a fundamental policy may not be changed with respect to a Portfolio without the vote of a majority of the outstanding voting securities of that Portfolio, as defined in the Act. Such a majority is defined as the lesser of (a) 67% or more of the shares of the Portfolio present at a meeting of shareholders of the Fund, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy or (b) more than 50% of the outstanding shares of the Portfolio. For purposes of the following restrictions and those contained in the Prospectus: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio.

    Each Portfolio of the Fund may not:

        1. Purchase or sell real estate or interests therein (including limited partnership interests), although the Portfolio may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein (as such, in case of default of such securities, a Portfolio may hold the real estate securing such security).

        2. Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Portfolio may invest in the securities of companies which operate, invest in, or sponsor such programs.

        3. Pledge its assets or assign or otherwise encumber them except: (a) to secure borrowings effected within the limitations set forth in restriction (5) in the Prospectus or (b), in the case of the DEVELOPING GROWTH PORTFOLIO, to secure borrowings effected in connection with leverage. For the purpose of this restriction, collateral arrangements with respect to initial or variation margin for futures are not deemed to be pledges of assets.

        4. Issue senior securities as defined in the Act except insofar as the Portfolio may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement or reverse repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) purchasing or selling any financial futures contracts or options thereon;
    (d) borrowing money in accordance with restrictions described above and in the Prospectus; or (e) lending portfolio securities.

        5. Make loans of money or securities, except: (a) by the purchase of portfolio securities in which the Portfolio may invest consistent with its investment objective and policies; (b) by investing in repurchase agreements; or (c) by lending its portfolio securities or (d), in the case of the EMERGING MARKETS PORTFOLIO, by investing in loan participations and loan assignments.

        6.  Make short sales of securities.

        7. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of portfolio securities. The deposit or payment by the Portfolio of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

        8. Purchase or sell commodities or commodities contracts except that the Portfolios may purchase or sell futures contracts or options on futures.

        9. Engage in the underwriting of securities, except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security. (The Portfolios may invest in restricted securities subject to the fundamental (in the case of the MONEY MARKET PORTFOLIO) and non-fundamental (in the case of the other Portfolios) limitations contained in the Prospectus).

        10. Invest for the purpose of exercising control or management of any other issuer.

    In addition, as a non-fundamental policy, the Portfolios may not invest in securities of any issuer if, to the knowledge of the Fund, any officer or Trustee of the Fund or any officer or director of the Investment Manager or, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the BALANCED PORTFOLIO, the CORE EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, the SUB-ADVISER owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuers.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------


    PORTFOLIO TURNOVER. Although the Fund does not intend to engage in short-term trading of portfolio securities as a means of achieving the investment objectives of the respective Portfolios, each Portfolio may sell portfolio securities without regard to the length of time they have been held whenever such sale will in the opinion of the Investment Manager or, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the BALANCED PORTFOLIO, the CORE EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, the Sub-Adviser strengthen the Portfolio's position and contribute to its investment objectives. A 100% turnover rate would occur, for example, if all the portfolio securities of a Portfolio (other than short-term money market securities) were replaced once during the fiscal year. Based on this definition, it is anticipated that the MONEY MARKET PORTFOLIO's policy of investing in securities with remaining maturities of less than one year will not result in a quantifiable portfolio turnover rate. It is not anticipated that the portfolio turnover rates of the Portfolios will exceed the following percentages in any one year: NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO: 100%; DIVERSIFIED INCOME PORTFOLIO: 150%; BALANCED PORTFOLIO: 100%; UTILITIES PORTFOLIO: 100%; DIVIDEND GROWTH PORTFOLIO:
90%; VALUE-ADDED MARKET PORTFOLIO: 100%; CORE EQUITY PORTFOLIO: 100%; AMERICAN VALUE PORTFOLIO: 400%; MID-CAP EQUITY PORTFOLIO: 350%; GLOBAL EQUITY PORTFOLIO:
100%; DEVELOPING GROWTH PORTFOLIO: 300%; and EMERGING MARKETS PORTFOLIO: 100%.


    PORTFOLIO TRANSACTIONS AND BROKERAGE. Subject to the general supervision of the Board of Trustees, The Investment Manager and, for the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the BALANCED PORTFOLIO, the CORE EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, the Sub-Adviser are responsible for decisions to buy and sell securities for each Portfolio of the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid. For the period from November 9, 1994 (commencement of operations) through December 31, 1994 and for the fiscal year ended December 31, 1995, the Portfolios of the Fund paid brokerage commissions as follows:

                                                                             BROKERAGE             BROKERAGE
                                                                            COMMISSIONS           COMMISSIONS
                                                                          PAID FOR FISCAL       PAID FOR FISCAL
                                                                              PERIOD                 YEAR
NAME OF PORTFOLIO                                                         ENDED 12/31/94        ENDED 12/31/95
---------------------------------------------------------------------  ---------------------  -------------------
Diversified Income Portfolio.........................................           --                $       250
Balanced Portfolio...................................................           --                     15,809
Utilities Portfolio..................................................        $     435                 23,207
Dividend Growth Portfolio............................................            1,263                 71,743
Value-Added Market Portfolio.........................................              258                 18,694
Core Equity Portfolio................................................           --                      5,090
American Value Portfolio.............................................              608                 52,029
Global Equity Portfolio..............................................            3,724                 74,761
Developing Growth Portfolio..........................................               55                 12,872
Emerging Markets Portfolio...........................................           --                     21,667

    Purchases of money market instruments are made from dealers, underwriters and issuers; sales, if any, prior to maturity, are made to dealers and issuers. The Fund does not normally incur brokerage commission expense on such transactions. Money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.

    The Investment Manager and, for the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the BALANCED PORTFOLIO, the CORE EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, the Sub-Adviser currently serve as investment advisors to a number of clients, including other investment companies, and may in the future act as investment manager or adviser to others. It is the practice of the Investment Manager or the Sub-Adviser to cause purchase and sale transactions to be allocated among the Portfolios of the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Portfolios of the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager or the Sub-Adviser may utilize a pro-rata allocation process based on the size of the Dean Witter Funds involved and the number of shares available from the public offering. These procedures may, under certain circumstances, have an adverse effect on the Fund.

    The policy of the Fund regarding purchases and sales of securities for the various Portfolios is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Investment Manager (or the Sub-Adviser) from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Manager (or the Sub-Adviser) relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

    The Fund anticipates that certain of its transactions involving foreign securities will be effected on securities exchanges. Fixed commissions on such transactions are generally higher than negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign securities exchanges and brokers than in the United States.

    In seeking to implement the policies of the Portfolios of the Fund, the Investment Manager or the Sub-Adviser effects transactions with those brokers and dealers who the Investment Manager or the Sub-Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager or the Sub-Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund, the Investment Manager or the Sub-Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

    The information and services received by the Investment Manager and the Sub-Adviser from brokers and dealers may be of benefit to the Investment Manager or the Sub-Adviser in the management of accounts of some of its other clients and may not in all cases benefit a Portfolio of the Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager or the Sub-Adviser and thus reduce its expenses, it is of indeterminable value and the fees paid to the Investment Manager and the Sub-Adviser are not reduced by any amount that may be attributable to the value of such services. For its fiscal year ended December 31, 1995, the Fund directed the payment of brokerage commissions in connection with transactions in the following aggregate amounts to brokers because of research services provided, as follows:

                                                              BROKERAGE COMMISSIONS        AGGREGATE DOLLAR
                                                              DIRECTED IN CONNECTION    AMOUNT OF TRANSACTIONS
                                                              WITH RESEARCH SERVICES        FOR WHICH SUCH
                                                                     PROVIDED           COMMISSIONS WERE PAID
                                                                 FOR FISCAL YEAR        FOR FISCAL YEAR ENDED
NAME OF PORTFOLIO                                                 ENDED 12/31/95               12/31/95
-----------------------------------------------------------  ------------------------  ------------------------
Balanced Portfolio.........................................         $    6,746             $      5,079,194
Utilities Portfolio........................................                252                      194,437
Dividend Growth Portfolio..................................              3,697                    2,738,241
Core Equity Portfolio......................................              4,363                    3,225,594
American Value Portfolio...................................             19,584                   13,365,641
Global Equity Portfolio....................................             67,692                   12,602,634
Developing Growth Portfolio................................              2,705                    1,026,256
Emerging Markets Portfolio.................................             21,667                    3,422,978

    Pursuant to an order of the Securities and Exchange Commission, the Fund may effect principal transactions in certain money market instruments with DWR. The Fund will limit its transactions with DWR to U.S. Government and Government Agency Securities, Bank Money Instruments (i.e., Certificates of Deposit and Bankers' Acceptances) and Commercial Paper. Such transactions will be effected with DWR only when the price available from DWR is better than that available from other dealers. During the period from November 9, 1994 through December 31, 1994 and during its fiscal year ended December 31, 1995, the Fund did not effect any principal transactions with DWR.

    Consistent with the policy described above, brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through DWR. In order for DWR to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by DWR must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow DWR to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees of the Fund, including a majority of the Trustees who are not "interested" persons of the Fund, as defined in the Act, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to DWR are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to DWR. During the period from November 9, 1994 through December 31, 1994, the Fund paid a total of $2,587 ($420 for the UTILITIES PORTFOLIO, $1,263 for the DIVIDEND GROWTH PORTFOLIO, $469 for the AMERICAN VALUE PORTFOLIO, $380 for the GLOBAL EQUITY PORTFOLIO and $55 for the DEVELOPING GROWTH PORTFOLIO) in brokerage commissions to DWR. For its fiscal year ended December 31, 1995, the Fund paid a total of $142,255 in brokerage commissions to DWR for transactions as follows:

                                                                                        PERCENTAGE OF AGGREGATE
                                                                                            DOLLAR AMOUNT OF
                                                                                           EXECUTED TRADES ON
                                     BROKERAGE COMMISSIONS    PERCENTAGE OF AGGREGATE       WHICH BROKERAGE
                                        PAID TO DWR FOR        BROKERAGE COMMISSIONS     COMMISSIONS WERE PAID
                                          FISCAL YEAR          FOR FISCAL YEAR ENDED     FOR FISCAL YEAR ENDED
NAME OF PORTFOLIO                        ENDED 12/31/95               12/31/95                  12/31/95
----------------------------------  ------------------------  ------------------------  ------------------------
Balanced Portfolio................         $    6,745                  42.67%                    50.76%
Utilities Portfolio...............             22,805                  98.27                     97.84
Dividend Growth Portfolio.........             67,555                  94.16                     95.65
Core Equity Portfolio.............                740                  14.54                     15.63
American Value Portfolio..........             29,871                  57.41                     64.21
Global Equity Portfolio...........              6,836                   9.14                     31.65
Developing Growth Portfolio.......              7,703                  59.84                     64.40

    During the fiscal year ended December 31, 1995, the BALANCED PORTFOLIO, the VALUE-ADDED MARKET PORTFOLIO, the CORE EQUITY PORTFOLIO, the AMERICAN VALUE PORTFOLIO and the GLOBAL EQUITY PORTFOLIO purchased common stock issued by Merrill Lynch & Co., Inc., the VALUE-ADDED MARKET PORTFOLIO, the AMERICAN VALUE PORTFOLIO and the GLOBAL EQUITY PORTFOLIO purchased common stock issued by Morgan Stanley Group, Inc. and the VALUE-ADDED MARKET PORTFOLIO purchased common stock issued by Salomon, Inc., which issuers were among the ten brokers or the ten dealers which executed transactions for or with the Fund or the applicable Portfolio in the largest dollar amounts during the year. At December 31, 1995, the BALANCED PORTFOLIO, the VALUE-ADDED MARKET PORTFOLIO, the CORE EQUITY PORTFOLIO, the AMERICAN VALUE PORTFOLIO and the GLOBAL EQUITY PORTFOLIO held common stock issued by Merrill Lynch & Co., Inc. with market values of $178,500, $43,350, $45,900, $229,500 and $53,550, respectively, the VALUE-ADDED MARKET PORTFOLIO, the AMERICAN VALUE PORTFOLIO and the GLOBAL EQUITY PORTFOLIO held common stock issued by Morgan Stanley Group, Inc. with market values of $48,375, $241,875 and $54,825, respectively, and the VALUE-ADDED MARKET PORTFOLIO held common stock issued by Salomon, Inc. with a market value of $46,150.

PURCHASE AND REDEMPTION OF FUND SHARES
--------------------------------------------------------------------------------

    As discussed in the Prospectus, investments in the Fund may be made only by
(1) Hartford Life Insurance Company for allocation to certain separate accounts it established and maintains for the purpose of funding variable annuity contracts and variable life insurance policies it issues, and by (2) ITT Hartford Life and Annuity Insurance Company for allocation to certain separate accounts it established and maintains for the purpose of funding variable annuity contracts and variable life insurance policies it issues. These separate accounts are sometimes referred to individually as an "Account" and collectively as the "Accounts." The Fund offers the shares of each Portfolio of the Fund to Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company (the "Companies") without sales charge at the respective net asset values of the Portfolios next determined after receipt by the Fund of the purchase payment in the manner set forth under the caption "Determination of Net Asset Value" below and in the Prospectus. Shares of any Portfolio of the Fund can be redeemed by the Companies at any time for cash, without sales charge, at the net asset value next determined after receipt of the redemption request. Such payment may be postponed or the right of redemption suspended at times when normal trading is not taking place on the New York Stock Exchange, as discussed in the Prospectus. (For information regarding charges which may be imposed upon the Contracts by the Account, see the Prospectus for the Contracts.)

DETERMINATION OF NET ASSET VALUE
    As discussed in the Prospectus, the net asset value of the shares of the each Portfolio is determined once daily at 4:00 p.m., New York time (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time), on each day that the New York Stock Exchange is open for trading. The New York Stock Exchange currently observes the following holidays: New Year's Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.

    As discussed in the Prospectus, the MONEY MARKET PORTFOLIO utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares. The MONEY MARKET PORTFOLIO utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the MONEY MARKET PORTFOLIO would receive if it sold the investment. During such periods, the yield to investors in the MONEY MARKET PORTFOLIO may differ somewhat from that obtained in a similar company which uses mark-to-market values for all of its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the MONEY MARKET PORTFOLIO would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

    The use of the amortized cost method to value the portfolio securities of the MONEY MARKET PORTFOLIO and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Act (the "Rule") and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Portfolio's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) the procedures include (i) calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, and the Trustees' considerations made pursuant to them and any actions taken upon such consideration; (c) the Trustees should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses, withholding dividends or, as provided by the Declaration of Trust, reducing the number of outstanding shares of the MONEY MARKET PORTFOLIO) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two methods of valuation. Any reduction of outstanding shares will be effected by having each shareholder proportionately contribute to the MONEY MARKET PORTFOLIO's capital the necessary shares that represent the amount of excess upon such determination. Each Contract Owner will be deemed to have agreed to such contribution in these circumstances by allocating investment under his or her Contract to the MONEY MARKET PORTFOLIO.

    Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio instrument is deemed to be the period remaining (calculated from the trade date or such other date on which the MONEY MARKET PORTFOLIO's interest in the instrument is subject to market action) until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made.

    A variable rate obligation that is subject to a demand feature is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate instrument that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

    An Eligible Security is defined in the Rule to mean a security which: (a) has a remaining maturity of thirteen months or less; (b)(i) is rated in the two highest short-term rating categories by any two nationally recognized statistical rating organizations ("NRSROs") that have issued a short-term rating with respect to the security or class of debt obligations of the issuer; or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) was a long-term security at the time of issuance whose issuer has outstanding a short-term debt obligation which is comparable in priority and security and has a rating as specified in clause (b) above; or (d) if no rating is assigned by any NRSRO as provided in clauses (b) and (c) above, the unrated security is determined by the Board to be of comparable quality to any such rated security. The MONEY MARKET PORTFOLIO will limit its investments to securities that meet the requirements for Eligible Securities as set forth in the Prospectus.

    As permitted by the Rule, the Board has delegated to the Fund's Investment Manager, subject to the Board's oversight pursuant to guidelines and procedures adopted by the Board, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

    Also, as required by the Rule, the MONEY MARKET PORTFOLIO will limit its investments in securities, other than Government securities, so that, at the time of purchase: (a) except as further limited in (b) below with regard to certain securities, no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by any one of the NRSROs whose ratings are used to qualify the security as an Eligible
Security, or that have been determined to be of comparable quality: (i) no more than 5% in the aggregate of the Portfolio's total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, in the securities of any one issuer.

    Also, as required by the Rule, the MONEY MARKET PORTFOLIO will limit its investments in securities, other than Government securities, so that, at the time of purchase: (a) except as further limited in (b) below with regard to certain securities, no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by any one of the NRSROs whose ratings are used to qualify the security as an Eligible Security, or that have been determined to be of comparable quality: (i) no more than 5% in the aggregate of the Portfolio's total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, in the securities of any one issuer.

    The presence of a line of credit or other credit facility offered by a bank or other financial institution which guarantees the payment obligation of the issuer, in the event of a default in the payment of principal or interest of an obligation, may be taken into account in determining whether an investment is an Eligible Security, provided that the guarantee itself is an Eligible Security.

    The Rule further requires that the MONEY MARKET PORTFOLIO limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities. The Rule also requires the Portfolio to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Portfolio will invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as is reasonably practicable.

    If the Board determines that it is no longer in the best interests of the MONEY MARKET PORTFOLIO and its shareholders to maintain a stable price of $1 per share or if the Board believes that maintaining such price no longer reflects a market-based net asset value per share, the Board has the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Fund will notify shareholders of the Portfolio of any such change.

    As stated in the Prospectus, in the calculation of the net asset value of the Portfolios other than the MONEY MARKET PORTFOLIO, short-term debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees. Other short-term debt securities will be valued on a mark-to-market basis until such time as they reach a remaining maturity of sixty days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees. Listed options on debt securities are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked prices. Unlisted options on debt securities and all options on equity securities are valued at the mean between their latest bid and asked prices. Futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determine that such price does not reflect their market value, in which case they will be valued at their fair value as determined by the Trustees. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

    Generally, trading in foreign securities, as well as corporate bonds, United States government securities and money market instruments, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of a Portfolio's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of a Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

    MONEY MARKET PORTFOLIO. As discussed in the Prospectus, dividends from net income on the MONEY MARKET PORTFOLIO will be declared payable on each day the New York Stock Exchange is open for business to shareholders of record as of the close of business the preceding business day. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, less the amortization of market premium and the estimated expenses of the MONEY MARKET PORTFOLIO. Net income will be calculated immediately prior to the determination of net asset value per share of the MONEY MARKET PORTFOLIO (see "Determination of Net Asset Value" above and in the Prospectus). The amount of dividend may fluctuate from day to day and may be omitted on some days if realized losses on portfolio securities exceed the Money Market Portfolio's net investment income. The Trustees may revise the above dividend policy, or postpone the payment of dividends, if the MONEY MARKET PORTFOLIO should have or anticipate any large unexpected expense, loss or fluctuation in net assets which in the opinion of the Trustees might have a significant adverse effect on shareholders. On occasion, in order to maintain a constant $1.00 per share net asset value, the Trustees may direct that the number of outstanding shares of the MONEY MARKET PORTFOLIO be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder in excess of the net increase (i.e., dividends, less such reductions), if any, in the shareholder's account for a period. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated. Any net realized capital gains will be declared and paid at least once per calendar year, except that net short-term gains may be paid more frequently, with the distribution of dividends from net investment income.


    OTHER PORTFOLIOS. The dividend policies of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the BALANCED PORTFOLIO, the UTILITIES PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the VALUE-ADDED MARKET PORTFOLIO, the CORE EQUITY PORTFOLIO, the AMERICAN VALUE PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO, the DEVELOPING GROWTH PORTFOLIO and the EMERGING MARKETS PORTFOLIO are discussed in the Prospectus. In computing interest income, these Portfolios will not accrete any discount or amortize any premium resulting from the purchase of debt securities except those original issue discounts for which accretion is required for federal income tax purposes. Additionally, with respect to market discount on bonds, a portion of any capital gain realized upon disposition may be recharacterized as taxable ordinary income in accordance with the provisions of the Internal Revenue Code (the "Code"). Dividends, interest and capital gains received by the Portfolios on investments in foreign issuers or which are denominated in foreign currency may give rise to withholding and other taxes imposed by foreign countries. Realized gains and losses on security transactions are determined on the identified cost method.


    Gains or losses on sales of securities by a Portfolio will be long-term gains or losses if the securities have been held by the Portfolio for more than twelve months. Gains or losses on the sale of securities held for twelve months or less will be short-term gains or losses.

    OPTIONS AND FUTURES. Exchange-traded futures contracts, listed options on futures contracts and certain listed options are classified as "Section 1256" contracts under the Code. Unless the Portfolio makes an election as discussed below, the character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts would generally be treated as long-term capital gain or loss to the extent of 60 percent thereof and short-term capital gain or loss to the extent of 40 percent thereof and such Section 1256 contracts would also be required to be marked-to-market at the end of the Fund's fiscal year, for purposes of federal income tax calculations.

    Over-the-counter options are not classified as Section 1256 contracts and are not subject to the mark-to-market or 60 percent-40 percent taxation rules. When call options written by a Portfolio, or put options purchased by a Portfolio, are exercised, the gain or loss realized on the sales of the underlying securities may be either short-term or long-term, depending upon the holding period of the securities. In determining the amount of gain or loss, the sales proceeds are reduced by the premium paid for over-the-counter puts or increased by the premium received for over-the-counter calls.

    If a Portfolio holds a security which is offset by a Section 1256 contract, the Portfolio would be deemed to hold a "mixed straddle" position, as such is defined in the Code. A Portfolio may elect to identify its mixed straddle positions pursuant to Section 1256(d) of the Code and thereby avoid application of both the mark-to-market and 60 percent-40 percent taxation rules. The Portfolio may also make certain other elections with respect to mixed straddles which could avoid or limit the application of certain rules which could, in certain circumstances, cause deferral or disallowance of losses, change long-term capital gains into short-term capital gains, or change short-term capital losses into long-term capital losses.

    Whether the portfolio security constituting part of the identified mixed straddle is deemed to have been held for less than three months for purposes of determining qualification of the Portfolio as a regulated investment company will be determined generally by the actual holding period of the security. In certain circumstances, entering into a mixed straddle could result in the recognition of unrealized gain or loss which would be taken into account in determining the amount of income available for the Portfolio's distributions, and can result in an amount which is greater or less than the Portfolio's net realized gains being available for distribution. If an amount which is less than the Portfolio's net realized gains is available for distribution, the Portfolio may elect to distribute more than such available amount, up to the full amount of such net realized gains. Such a distribution may, in part, constitute a return of capital to the shareholders. If the Portfolio does not elect to identify a mixed straddle, no recognition of gain or loss on the securities in its portfolio will result when the mixed straddle is entered into. However, any losses realized on the straddle will be governed by a number of tax rules which might, under certain circumstances, defer or disallow the losses in whole or in part, change long-term gains into short-term gains, or change short-term losses into long-term losses. A deferral or disallowance of recognition of a realized loss may result in an amount being available for the Portfolio's distributions which is greater than the Portfolio's net realized gains.

    SPECIAL RULES FOR CERTAIN FOREIGN CURRENCY TRANSACTIONS (NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, DIVERSIFIED INCOME PORTFOLIO, GLOBAL EQUITY PORTFOLIO AND EMERGING MARKETS PORTFOLIO). In general, gains from foreign currencies and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies are currently considered to be qualifying income for purposes of determining whether each of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO qualifies as a regulated investment company. It is currently unclear, however, who will be treated as the issuer of certain foreign currency instruments or how foreign currency options, futures, or forward foreign currency contracts will be valued for purposes of the regulated investment company diversification requirements applicable to the Portfolio. The Fund may request a private letter ruling from the Internal Revenue Service on some or all of these issues.


    Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under Code Section 988. Also, certain foreign exchange gains or losses derived with respect to foreign fixed-income securities are also subject to Section 988 treatment. In general, therefore, Code Section 988 gains or losses will increase or decrease the amount of the Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gain. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the affected Portfolio would not be able to make any ordinary dividend distributions.

    The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may be subject to taxes in foreign countries in which they invest. In addition, if the European Growth Portfolio were deemed to be a resident of the United Kingdom for United Kingdom tax purposes or if the Portfolio were treated as being engaged in a trading activity through an agent in the United Kingdom, there is a risk that the United Kingdom would attempt to tax all or a portion of the Portfolio's gains or income. In light of the terms and conditions of the Investment Management and Sub-Advisory Agreements, it is believed that any such risk is minimal.

    If any of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO invests in an entity which is classified as a "passive foreign investment company" ("PFIC") for U.S. tax purposes, the application of certain technical tax provisions applying to such companies could result in the imposition of federal income tax with respect to such investments at the Portfolio level which could not be eliminated by distributions to shareholders. The U.S. Treasury issued proposed regulation section 1.1291-8 which establishes a mark-to-market regime which allows investment companies investing in PFIC's to avoid most, if not all, of the difficulties posed by the PFIC rules. In any event, it is not anticipated that any taxes on a Portfolio with respect to investments in PFIC's would be significant.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

    The annualized current yield of the MONEY MARKET PORTFOLIO, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge which reflects deductions from shareholder accounts (such as management fees), and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

    The MONEY MARKET PORTFOLIO's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as for the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the MONEY MARKET PORTFOLIO in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the MONEY MARKET PORTFOLIO and changes in interest rates on such investments, but also on changes in the Portfolio's expenses during the period.

    Yield information may be useful in reviewing the performance of the MONEY MARKET PORTFOLIO and for providing a basis for comparison with other investment alternatives. However unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the MONEY MARKET PORTFOLIO's yield fluctuates. Furthermore, the quoted yield does not reflect charges which may be imposed on the Contracts by the applicable Account and therefore is not equivalent to total return under a Contract (for a description of such charges, see the Prospectus for the Contracts).

    The current yield of the MONEY MARKET PORTFOLIO for the seven days ending December 31, 1995 was 5.74%. The effective annual yield on 5.74% is 5.90%, assuming daily compounding. The Investment

Manager assumed all operating expenses of each Portfolio of the Fund (except for any brokerage fees and a portion of organizational expenses) and waived the management fee in respect of each Portfolio until December 31, 1995. Had the MONEY MARKET PORTFOLIO borne these expenses and paid the management fee, the current yield of the MONEY MARKET PORTFOLIO for the seven days ending December 31, 1995 would have been 4.69%. The effective annual yield on 4.69% is 4.80%, assuming daily compounding.

    As discussed in the Prospectus, from time to time the Fund may quote the "yield" of each of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO and the BALANCED PORTFOLIO in advertising and sales literature. Yield is calculated for any 30-day period as follows: the amount of interest and/or dividend income for each security in the Portfolio is determined in accordance with regulatory requirements; the total for the entire portfolio constitutes the Portfolio's gross income for the period. Expenses accrued during the period are subtracted to arrive at "net investment income." The resulting amount is divided by the product of the net asset value per share on the last day of the period multiplied by the average number of Portfolio shares outstanding during the period that were entitled to dividends. This amount is added to 1 and raised to the sixth power. 1 is then subtracted from the result and the difference is multiplied by 2 to arrive at the annualized yield. For the 30-day period ended December 31, 1995, the yield of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, calculated pursuant to this formula, was 5.06%, the yield of the DIVERSIFIED INCOME PORTFOLIO, calculated pursuant to this formula, was 9.39%, and the yield of the BALANCED PORTFOLIO, calculated pursuant to this formula, was 3.29%. As noted above, the Investment Manager assumed all operating expenses of each Portfolio of the Fund (except for any brokerage fees and a portion of organizational expenses) and waived the management fee in respect of each Portfolio until December 31, 1995. Had the Portfolios borne these expenses and paid the management fee, for the 30-day period ended December 31, 1995, the yield of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO and the BALANCED PORTFOLIO would have been 3.96%, 6.71% and 2.45%, respectively, in each case calculated pursuant to the formula stated above.

    As discussed in the Prospectus, from time to time the Fund may quote the "total return" of each Portfolio in advertising and sales literature. A Portfolio's "average annual total return" represents an annualization of the Portfolio's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of the Portfolio's operations, if shorter than any of the foregoing. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. However, average annual total return does not reflect the deduction of any charges which may be imposed on the Contracts by the applicable Account which, if quoted, would reduce the performance quoted. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment, taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting 1 from the result.

    The average annual total returns for each Portfolio for the one year period ended December 31, 1995 and for the period from November 9, 1994 (commencement of operations) through December 31, 1995 were: 6.10% and 6.02%, respectively, for the MONEY MARKET PORTFOLIO, 6.40% and 6.15%, respectively, for the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, 6.96% and 6.78%, respectively, for the DIVERSIFIED INCOME PORTFOLIO, 22.86% and 20.39%, respectively, for the BALANCED PORTFOLIO, 28.05% and 24.89%, respectively, for the UTILITIES PORTFOLIO, 40.13% and 34.32%, respectively, for the DIVIDEND GROWTH PORTFOLIO, 27.14% and 22.58%, respectively, for the VALUE-ADDED MARKET PORTFOLIO, 13.29% and 12.20%, respectively, for the CORE EQUITY PORTFOLIO, 38.95% and 34.20%, respectively, for the AMERICAN VALUE PORTFOLIO, 13.76% and 11.66%, respectively, for the GLOBAL EQUITY PORTFOLIO, 51.26% and 45.68%, respectively, for the DEVELOPING GROWTH PORTFOLIO, and -0.57% and 0.00%, respectively, for the EMERGING MARKETS PORTFOLIO.

    As noted above, the Investment Manager assumed all operating expenses of each Portfolio (except for any brokerage fees and a portion of organizational expenses) and waived the management fee in respect of each Portfolio until December 31, 1995. Had the Portfolios borne these expenses and paid the management fee during the period from November 9, 1994 through December 31, 1995, the average annual total returns for the one year period ended December 31, 1995 and for the period from November 9, 1994 through December 31, 1995 would have been: 4.61% and 4.02%, respectively, for the MONEY MARKET PORTFOLIO, 3.62% and 3.53%, respectively, for the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, 4.15% and 4.08%, respectively, for the DIVERSIFIED INCOME PORTFOLIO, 19.73% and 17.49%, respectively, for the BALANCED PORTFOLIO, 25.79% and 22.79%, respectively, for the UTILITIES PORTFOLIO, 37.46% and 31.79%, respectively, for the DIVIDEND GROWTH PORTFOLIO, 24.22% and 19.86%, respectively, for the VALUE-ADDED MARKET PORTFOLIO, 10.47% and 9.60%, respectively, for the CORE EQUITY PORTFOLIO, 36.33% and 31.76%, respectively, for the AMERICAN VALUE PORTFOLIO, 10.62% and 8.66%, respectively, for the GLOBAL EQUITY PORTFOLIO, 48.30% and 42.83%, respectively, for the DEVELOPING GROWTH PORTFOLIO, and -3.39% and -2.63%, respectively, for the EMERGING MARKETS PORTFOLIO.

    In addition to the foregoing, the Fund may advertise the total return of the Portfolios over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations similarly do not reflect the deduction of any charges which may be imposed on the Contracts by an Account. The Fund may also compute the aggregate total returns of the Portfolios for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value (without the reduction for any charges imposed on the Contracts by the applicable Account) by the initial $1,000 investment and subtracting 1 from the result. Based on the foregoing calculation, the total returns for the one year period ended December 31, 1995 and for the period from November 9, 1994 through December 31, 1995 were: 6.10% and 6.91%, respectively, for the MONEY MARKET PORTFOLIO, 6.40% and 7.05%, respectively,, for the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, 6.96% and 7.77%, respectively, for the DIVERSIFIED INCOME PORTFOLIO, 22.86% and 23.59%, respectively, for the BALANCED PORTFOLIO, 28.05% and 28.88%, respectively, for the UTILITIES PORTFOLIO, 40.13% and 40.05%, respectively, for the DIVIDEND GROWTH PORTFOLIO, 27.14% and 26.17%, respectively, for the VALUE-ADDED MARKET PORTFOLIO, 13.29% and 14.05%, respectively, for the CORE EQUITY PORTFOLIO, 38.95% and 39.91%, respectively, for the AMERICAN VALUE PORTFOLIO, 13.76% and 13.42%, respectively, for the GLOBAL EQUITY PORTFOLIO, 51.26% and 53.65%, respectively, for the DEVELOPING GROWTH PORTFOLIO, and -0.57% and 0.00%, respectively, for the EMERGING MARKETS PORTFOLIO.

    The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of a Portfolio by adding 1 to the Portfolio's aggregate total return to date (expressed as a decimal) and multiplying by $10,000, $50,000 or $100,000, as the case may be. Investments of $10,000, $50,000 and $100,000 in each Portfolio of the Fund at inception (November 9, 1994) would have grown to the following respective amounts at December 31, 1995: MONEY MARKET PORTFOLIO: $10,691, $53,455 and $106,910; NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO: $10,705, $53,525 and $107,050; DIVERSIFIED INCOME PORTFOLIO: $10,777, $53,885 and $107,770; BALANCED PORTFOLIO:
$12,359, $61,795 and $123,590; UTILITIES PORTFOLIO: $12,888, $64,440 and
$128,880; DIVIDEND GROWTH PORTFOLIO: $14,005, $70,025 and $140,050; VALUE-ADDED MARKET PORTFOLIO: $12,617, $63,085 and $126,170; CORE EQUITY PORTFOLIO: $11,405, $57,025 and 114,050; AMERICAN VALUE PORTFOLIO: $13,991, $69,955 and $139,910;
GLOBAL EQUITY PORTFOLIO: $11,342, $56,710 and $113,420; DEVELOPING GROWTH
PORTFOLIO: $15,365, $76,825 and $153,650; and EMERGING MARKETS PORTFOLIO:
$10,000 $50,000 and $100,000.

    The Fund from time to time may also advertise the performance of the Portfolios relative to certain performance rankings and indexes compiled by independent organizations.

DESCRIPTION OF SHARES OF THE FUND
--------------------------------------------------------------------------------


    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of separate Portfolios and to divide or combine the shares of any Portfolio into a greater or lesser number of shares of that Portfolio without thereby changing the proportionate beneficial interests in that Portfolio. As discussed in the Prospectus, the shares of beneficial interest of the Fund are divided into thirteen separate Portfolios, and the shares of each Portfolio have equal rights and privileges with all other shares of that Portfolio. Each share of a Portfolio represents an equal proportional interest in that Portfolio with each other share. Upon liquidation of the Fund or any Portfolio, shareholders of a Portfolio are entitled to share pro rata in the net assets of that Portfolio available for distribution to shareholders. Shares have no preemptive or conversion rights. The right of redemption is described above and in the Prospectus. Shares of each Portfolio are fully paid and non-assessable by the Fund. The Trustees are authorized to classify unissued shares of the Fund by assigning them to a Portfolio for issuance.

    The Declaration of Trust permits the Trustees to authorize the creation of additional series of shares and additional classes of shares within any series, as described in the Prospectus. Such additional offerings would not affect the interests of the current shareholders in the existing Portfolios. All consideration received by the Fund for shares of any additional Portfolios, and all assets in which such consideration is invested, would belong to that Portfolio (subject only to the rights of creditors of the Fund) and would be subject to the liabilities related thereto. Pursuant to the Act, shareholders of any additional Portfolio would normally have to approve the adoption of any management contract relating to such Portfolio and of any changes in the investment policies related thereto.

    Shares of each Portfolio entitle their holders to one vote per share (with proportionate voting for fractional shares). Shareholders have the right to vote on the election of Trustees of the Fund and on any and all matters on which by law or the provisions of the Fund's By-Laws they may be entitled to vote. To the extent required by law, Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, which are the only shareholders of the Fund, will vote the shares of the Fund held in the Account in accordance with instructions from Contract Owners, as more fully described under the caption "Voting Rights" in the Prospectus for the Contracts. Shareholders of all Portfolios vote for a single set of Trustees. The Trustees themselves have the power to alter the number and the terms of office of the Trustees, and they may at any time lengthen their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund. Under certain circumstances the Trustees may be removed by action of the Trustees. Under certain circumstances the shareholders may call a meeting to remove Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting.

    On any matters affecting only one Portfolio, only the shareholders of that Portfolio are entitled to vote. On matters relating to all the Portfolios but affecting the Portfolios differently, separate votes by Portfolio are required. Approval of an Investment Management Agreement and a change in fundamental policies would be regarded as matters requiring separate voting by each Portfolio.

    With respect to the submission to shareholder vote of a matter requiring separate voting by Portfolio, the matter shall have been effectively acted upon with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes for the approval of the matter, notwithstanding that:
(1) the matter has not been approved by a majority of the outstanding voting securities of any other Portfolio; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Fund. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

    The Declaration of Trust further provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence, or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund's property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

    The Trust shall be of unlimited duration subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders.

CUSTODIANS AND TRANSFER AGENT
--------------------------------------------------------------------------------

    The Bank of New York, 90 Washington Street, New York, New York 10286 is the Custodian of the assets of each Portfolio of the Fund other than the EMERGING MARKETS PORTFOLIO and grouping (1) of the DIVERSIFIED INCOME PORTFOLIO. The Chase Manhattan Bank, One Chase Plaza, New York, New York 10005 is the Custodian of the assets of the EMERGING MARKETS PORTFOLIO and grouping (1) of the DIVERSIFIED INCOME PORTFOLIO. The Custodians have contracted with various foreign banks and depositories to hold portfolio securities of non-U.S. issuers on behalf of various Portfolios. All of a Portfolio's cash balances with the Custodian in excess of $100,000 are unprotected by Federal deposit insurance. Such balances may, at times, be substantial.

    Dean Witter Trust Company, Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311 is the Transfer Agent of the Fund's shares and Dividend Disbursing Agent for payment of dividends and distributions on Fund shares. Dean Witter Trust Company is an affiliate of Dean Witter InterCapital Inc., the Fund's Investment Manager. As Transfer Agent and Dividend Disbursing Agent, Dean Witter Trust Company's responsibilities include maintaining shareholder accounts; reinvesting dividends; processing account registration changes; handling purchase and redemption transactions; tabulating proxies; and maintaining shareholder records and lists. For these services Dean Witter Trust Company receives a fee from each Portfolio of the Fund.

INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

    Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036 serves as the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.

REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------

    Statements showing the portfolio of each Portfolio and other information will be furnished, at least semi-annually, to Contract Owners, and annually such statements will be audited by independent accountants whose selection must be approved annually by the Fund's Trustees. The Fund's fiscal year ends on December 31.

LEGAL COUNSEL
--------------------------------------------------------------------------------

    Sheldon Curtis, Esq., who is an officer and the General Counsel of the Investment Manager, is an officer and the General Counsel of the Fund.

EXPERTS
--------------------------------------------------------------------------------

    The annual financial statements of the Fund for the year ended December 31, 1995, which are included in this Statement of Additional Information and incorporated by reference in the Prospectus, have been so included and incorporated in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

REGISTRATION STATEMENT
--------------------------------------------------------------------------------

    This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the Securities and Exchange Commission. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by the rules and regulations of the Commission.

Money Market
Portfolio of Investments DECEMBER 31, 1995
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                ANNUALIZED YIELD
  (IN                                                    ON DATE OF             MATURITY
THOUSANDS)                                                PURCHASE                DATE            VALUE
-------                                             --------------------  --------------------  ----------
          COMMERCIAL PAPER (79.0%)
          AUTOMOTIVE - FINANCE (6.9%)
$  950    Ford Motor Credit Co....................       5.78-5.79%        01/10/96-02/09/96    $  945,983
 1,950    General Motors Acceptance Corp..........       5.70-5.81         01/19/96-03/12/96     1,936,270
                                                                                                ----------
                                                                                                 2,882,253
                                                                                                ----------
          BANK HOLDING COMPANIES (6.8%)
 1,600    Chemical Banking Corp...................       5.69-5.77         03/07/96-03/28/96     1,580,740
   800    NationsBank Corp........................       5.78-5.79         01/18/96-02/07/96       796,350
   500    Norwest Corp............................          5.80                02/22/96           495,747
                                                                                                ----------
                                                                                                 2,872,837
                                                                                                ----------
          BANKS - COMMERCIAL (15.2%)
 1,500    Abbey National North America Corp.......       5.77-5.80         01/12/96-02/01/96     1,495,335
   500    Canadian Imperial Holdings Inc..........          5.81                01/08/96           499,285
 1,000    Internationale Nederlanden (U.S.)
            Funding Corp..........................          5.43                06/21/96           974,431
 2,039    National Australia Funding (DE) Inc.....       5.53-6.11         01/04/96-06/14/96     2,019,982
 1,415    Societe Generale N.A., Inc..............       5.73-5.80         02/20/96-03/08/96     1,402,131
                                                                                                ----------
                                                                                                 6,391,164
                                                                                                ----------
          BROKERAGE (8.0%)
 2,000    Goldman Sachs Group L.P.................       5.70-6.11         01/03/96-03/14/96     1,986,998
 1,400    Morgan Stanley Group Inc................       5.80-5.81         01/09/96-01/11/96     1,397,614
                                                                                                ----------
                                                                                                 3,384,612
                                                                                                ----------
          DRUGS (1.1%)
   500    Lilly (Eli) & Co........................          5.75                01/12/96           498,989
                                                                                                ----------
          FINANCE - COMMERCIAL (2.6%)
 1,095    CIT Group Holdings, Inc.................          5.62                04/10/96         1,077,874
                                                                                                ----------
          FINANCE - CONSUMER (14.2%)
 2,050    American Express Credit Corp............       5.44-5.79         01/25/96-06/21/96     2,014,468
 1,110    Beneficial Corp.........................          5.80                01/17/96         1,106,803
 1,500    Household Finance Corp..................          5.78                01/04/96         1,498,802
 1,350    Norwest Financial, Inc..................       5.72-5.79         02/05/96-02/21/96     1,341,010
                                                                                                ----------
                                                                                                 5,961,083
                                                                                                ----------
          FINANCE - CORPORATE (1.7%)
   700    Ciesco, L.P.............................          5.79                01/05/96           699,332
                                                                                                ----------
          FINANCE - DIVERSIFIED (4.7%)
   750    Associates Corp. of North America.......          5.76                02/13/96           744,675
 1,250    General Electric Capital Corp...........       5.52-5.75         02/02/96-05/15/96     1,231,934
                                                                                                ----------
                                                                                                 1,976,609
                                                                                                ----------
          INDUSTRIALS (4.8%)
 2,014    Raytheon Co.............................       5.76-5.81         01/04/96-01/05/96     2,012,307
                                                                                                ----------


Money Market
Portfolio of Investments DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                ANNUALIZED YIELD
  (IN                                                    ON DATE OF             MATURITY
THOUSANDS)                                                PURCHASE                DATE            VALUE
-------                                             --------------------  --------------------  ----------
          OFFICE EQUIPMENT (2.6%)
$  615    IBM Credit Corp.........................         5.81%                01/26/96        $  612,339
   500    Xerox Credit Corp.......................          5.81                01/26/96           497,855
                                                                                                ----------
                                                                                                 1,110,194
                                                                                                ----------
          RETAIL (4.2%)
 1,775    Sears Roebuck Acceptance Corp...........       5.73-5.81         02/06/96-03/07/96     1,760,238
                                                                                                ----------
          TELEPHONES (3.8%)
 1,600    AT&T Corp...............................          5.78           01/16/96-01/29/96     1,594,453
                                                                                                ----------
          UTILITIES - FINANCE (2.4%)
 1,025    National Rural Utilities Cooperative
            Finance Corp..........................          5.71                03/06/96         1,014,279
                                                                                                ----------
          TOTAL COMMERCIAL PAPER (AMORTIZED COST $33,236,224).................................  33,236,224
                                                                                                ----------

          BANKERS' ACCEPTANCES (14.9%)
   700    First Bank National Assoc...............          5.83                02/26/96           693,583
   492    First Union National Bank...............          5.84                01/23/96           489,758
 1,000    First Union National Bank of Florida....          5.64                05/13/96           979,412
 2,000    Mellon Bank, N.A........................       5.52-5.69         04/12/96-05/16/96     1,963,267
   430    NationsBank of Georgia..................          5.82                01/02/96           429,296
 1,728    PNC Bank, N.A...........................       5.68-5.82         01/18/96-03/05/96     1,717,023
                                                                                                ----------
          TOTAL BANKERS' ACCEPTANCES (AMORTIZED COST $6,272,339)..............................   6,272,339
                                                                                                ----------

          SHORT-TERM BANK NOTES (3.5%)
   500    F.C.C. National Bank....................          5.74                03/11/96           500,000
 1,000    Fleet National Bank.....................          5.75                02/23/96         1,000,000
                                                                                                ----------
          TOTAL SHORT-TERM BANK NOTES (AMORTIZED COST $1,500,000).............................   1,500,000
                                                                                                ----------

          CERTIFICATE OF DEPOSIT (1.2%)
   500    Union Bank (Amortized Cost $500,000)....          5.65                02/28/96           500,000
                                                                                                ----------
          U.S. GOVERNMENT AGENCY (1.1%)
   480    Federal National Mortgage Assoc.
            (Amortized Cost $473,620).............          5.61                03/26/96           473,620
                                                                                                ----------
                           TOTAL INVESTMENTS (AMORTIZED COST $41,982,183) (A)..............    99.7%   41,982,183
                           CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..................     0.3       106,854
                                                                                             -------   ----------
                           NET ASSETS......................................................   100.0%   $42,089,037
                                                                                             -------   ----------
                                                                                             -------   ----------

----------------
(A)   COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

North American Government Securities
Portfolio of Investments DECEMBER 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL
 AMOUNT (IN                                                                           COUPON      MATURITY
 THOUSANDS)                                                                            RATE         DATE        VALUE
-------------                                                                     --------------  ---------  -----------
               U.S. GOVERNMENT & AGENCIES OBLIGATIONS (42.5%)
  $      65    Federal Farm Credit Bank.........................................        5.08%      01/15/96  $    65,010
         35    Federal Home Loan Banks..........................................        6.78       04/04/97       35,591
         40    Federal Home Loan Mortgage Corp..................................        7.69       12/16/96       40,877
         75    Federal National Mortgage Association............................        7.60       01/10/97       76,676
        210    U.S. Treasury Note...............................................        5.50       11/15/98      211,542
        115    U.S. Treasury Note...............................................        6.125      05/15/98      117,282
                                                                                                             -----------
               TOTAL U.S. GOVERNMENT & AGENCIES OBLIGATIONS (IDENTIFIED COST $544,055).....................      546,978
                                                                                                             -----------

               MORTGAGE-BACKED SECURITIES (38.3%)
        100    Federal Home Loan Mortgage Corp. PC Gold.........................        5.50       11/01/00       99,189
         96    Federal Home Loan Mortgage Corp. PC Gold.........................        6.00       11/01/99       95,983
         95    Federal Home Loan Mortgage Corp. PC Gold.........................        7.00       08/01/00       95,745
        100    Federal National Mortgage Association............................        7.00       10/01/02      101,730
         99    Government National Mortgage Association.........................        6.00       08/20/25      100,487
                                                                                                             -----------
               TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $488,977).................................      493,134
                                                                                                             -----------

                                                                                    ANNUALIZED
                                                                                      YIELD
                                                                                    ON DATE OF
                                                                                     PURCHASE
                                                                                  --------------
               SHORT-TERM INVESTMENTS (A) (15.5%)
               MEXICAN GOVERNMENT OBLIGATION (7.7%)
        100    Tesobonos........................................................        8.37%      01/18/96       99,564
                                                                                                             -----------
               U.S. GOVERNMENT AGENCY (7.8%)
        100    Federal Home Loan Banks..........................................        5.50       01/08/96       99,893
                                                                                                             -----------
               TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $199,475)......................................      199,457
                                                                                                             -----------
TOTAL INVESTMENTS (IDENTIFIED COST $1,232,507) (B)............................       96.3%    1,239,569
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES................................        3.7        48,111
                                                                                ----------  -----------
NET ASSETS....................................................................      100.0%  $ 1,287,680
                                                                                ----------  -----------
                                                                                ----------  -----------

----------------
(A) SECURITIES WERE PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATES SHOWN HAVE BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST.

                       SEE NOTES TO FINANCIAL STATEMENTS

Diversified Income
Portfolio of Investments DECEMBER 31, 1995
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT (IN                                                                        COUPON     MATURITY
THOUSANDS)                                                                         RATE        DATE        VALUE
----------                                                                      ----------  ----------  -----------
            GOVERNMENT & CORPORATE BONDS (93.6%)
            AUSTRALIA (3.3%)
            GOVERNMENT OBLIGATION
Au$    400  Queensland Treasury Corp..........................................        8.00%  05/14/97   $   299,830
                                                                                                        -----------
            CANADA (6.3%)
            GOVERNMENT OBLIGATION
Ca$    740  Canada Treasury Bond..............................................        8.00   11/01/98       568,555
                                                                                                        -----------
            DENMARK (3.2%)
            GOVERNMENT OBLIGATION
DKr  1,450  Denmark Treasury Note.............................................        9.00   11/15/98       283,955
                                                                                                        -----------
            ITALY (5.3%)
            GOVERNMENT OBLIGATION
ITL 750,000 Italy Treasury Bond (b)...........................................       10.50   04/15/98       475,985
                                                                                                        -----------
            NEW ZEALAND (3.0%)
            GOVERNMENT OBLIGATION
NZ$    415  New Zealand Treasury Bond (b).....................................        8.00   07/15/98       272,023
                                                                                                        -----------
            SPAIN (5.4%)
            GOVERNMENT OBLIGATIONS
ESP 14,000  Spain Treasury Bond (b)...........................................       11.45   08/30/98       120,960
    43,000  Spain Treasury Bond...............................................        9.90   10/31/98       359,783
                                                                                                        -----------
            TOTAL SPAIN...............................................................................      480,743
                                                                                                        -----------
            SWEDEN (4.8%)
            GOVERNMENT OBLIGATION
SEK  2,800  Sweden Treasury Bond..............................................       10.75   01/23/97       431,973
                                                                                                        -----------
            UNITED STATES (62.3%)
            AEROSPACE (1.1%)
$      100  Sabreliner Corp. (Series B).......................................       12.50   04/15/03        94,750
                                                                                                        -----------
            AIRLINES (1.0%)
       100  GPA Delaware, Inc.................................................        8.75   12/15/98        93,750
                                                                                                        -----------
            AUTOMOTIVE (0.8%)
       100  Envirotest Systems, Inc...........................................       9.625   04/01/03        73,000
                                                                                                        -----------
            CABLE & TELECOMMUNICATIONS (4.9%)
       100  Adelphia Communications Corp. (Series B)..........................        9.50+  02/15/04        82,500
       100  AT&T Capital Corp.................................................       15.00   05/05/97       111,915
       100  Echostar Communications...........................................      12.875++  06/01/04       68,000
       200  In-Flight Phone Corp. (Series B)..................................       14.00++  05/15/02       73,500
       100  Paxson Communications - 144A*.....................................      11.625   10/01/02       102,500
                                                                                                        -----------
                                                                                                            438,415
                                                                                                        -----------
            COMPUTER EQUIPMENT (2.0%)
       100  Unisys Corp.......................................................       13.50   07/01/97        96,000
       100  Integrated Device Technology (Conv.)..............................        5.50   06/01/02        81,560
                                                                                                        -----------
                                                                                                            177,560
                                                                                                        -----------
            CONTAINERS (0.6%)
       100  Ivex Holdings Corp. (Series B)....................................       13.25++  03/15/05       56,500
                                                                                                        -----------
            ELECTRICAL & ALARM SYSTEMS (0.9%)
       100  Mosler, Inc.......................................................       11.00   04/15/03        78,750
                                                                                                        -----------

Diversified Income
Portfolio of Investments DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT (IN                                                                        COUPON     MATURITY
THOUSANDS)                                                                         RATE        DATE        VALUE
----------                                                                      ----------  ----------  -----------
            ENTERTAINMENT/GAMING & LODGING (3.2%)
$      100  Fitzgeralds Gaming Corp. (Units)++................................       13.00%  12/31/02   $    93,500
       100  Motels of America, Inc. (Series B)................................       12.00   04/15/04        99,125
       100  Trump Taj Mahal (Series A)........................................       11.35+  11/15/99        96,250
                                                                                                        -----------
                                                                                                            288,875
                                                                                                        -----------
            FOODS & BEVERAGES (3.1%)
       100  Envirodyne Industries, Inc........................................       10.25   12/01/01        76,000
       100  SC International Services, Inc....................................       13.00   10/01/05       105,500
       200  Specialty Foods Acquisition Corp. (Series B)......................       13.00++  08/15/05       98,000
                                                                                                        -----------
                                                                                                            279,500
                                                                                                        -----------
            MANUFACTURING (3.4%)
       100  Alpine Group, Inc. - 144A*........................................       12.25   07/15/03        98,000
       100  Berry Plastics Corp...............................................       12.25   04/15/04       107,000
       100  Uniroyal Technology Corp..........................................       11.75   06/01/03        96,000
                                                                                                        -----------
                                                                                                            301,000
                                                                                                        -----------
            MANUFACTURING - DIVERSIFIED (2.4%)
       100  Interlake Corp....................................................      12.125   03/01/02        95,500
       200  Jordan Industries, Inc............................................       11.75++  08/01/05      120,000
                                                                                                        -----------
                                                                                                            215,500
                                                                                                        -----------
            OIL & GAS (1.0%)
       100  Empire Gas Corp...................................................        7.00   07/15/04        88,500
                                                                                                        -----------
            PUBLISHING (2.2%)
       200  Affiliated Newspapers Investments, Inc............................       13.25++  07/01/06      125,500
       100  United States Banknote Corp.......................................      10.375   06/01/02        74,000
                                                                                                        -----------
                                                                                                            199,500
                                                                                                        -----------
            RESTAURANTS (1.9%)
       100  Carrols Corp......................................................       11.50   08/15/03       101,250
       100  Flagstar Corp.....................................................       11.25   11/01/04        71,000
                                                                                                        -----------
                                                                                                            172,250
                                                                                                        -----------
            RETAIL (1.0%)
       100  Thrifty Payless, Inc. - 144A*.....................................      11.625+  04/15/06        90,000
                                                                                                        -----------
            TEXTILES - APPAREL MANUFACTURERS (0.4%)
        50  U.S. Leather, Inc.................................................       10.25   07/31/03        37,000
                                                                                                        -----------
            U.S. GOVERNMENT & AGENCIES OBLIGATIONS (32.4%)
            Federal National Mortgage Assoc.
     1,000  ..................................................................        7.00      **        1,006,875
       980  ..................................................................        7.00  07/01/25-
                                                                                             11/01/25       986,720
                                                                                                        -----------
                                                                                                          1,993,595
                                                                                                        -----------
       500  U.S. Treasury Note Principal Strip................................        0.00   02/15/00       401,871
                                                                                                        -----------
       500  U.S. Treasury Note................................................        5.75   10/31/00       507,500
                                                                                                        -----------
                                                                                                          2,902,966
                                                                                                        -----------
            TOTAL UNITED STATES.......................................................................    5,587,816
                                                                                                        -----------
            TOTAL GOVERNMENT & CORPORATE BONDS (IDENTIFIED COST $8,346,334)...........................    8,400,880
                                                                                                        -----------

Diversified Income
Portfolio of Investments DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

NUMBER OF                                                                       EXPIRATION
 WARRANTS                                                                          DATE       VALUE
----------                                                                      ----------  ----------
            WARRANTS (A) (0.0%)
            CABLE & TELECOMMUNICATIONS (0.0%)
       200  In-Flight Phone Corp. - 144A*.............................................   05/15/02   $     2,000
                                                                                                    -----------
            ENTERTAINMENT/GAMING & LODGING (0.0%)
       100  Fitzgeralds Gaming Corp. - 144A*..........................................   03/15/99         1,000
                                                                                                    -----------
            TOTAL WARRANTS (IDENTIFIED COST $12,198)..............................................        3,000
                                                                                                    -----------

PRINCIPAL
AMOUNT (IN                                                                         COUPON     MATURITY
THOUSANDS)                                                                          RATE        DATE
----------                                                                       ----------  ----------
            SHORT-TERM INVESTMENTS (21.0%)
            GERMANY (2.0%)
            TIME DEPOSIT (c)
            BANKING
  DEM  251  Chase Manhattan Bank...............................................        3.00%  01/03/96       174,862
                                                                                                         -----------
            UNITED STATES (D) (19.0%)
            U.S. GOVERNMENT AGENCY
$    1,700  Federal Home Loan Mortgage Corp....................................        5.75   01/02/96     1,699,728
                                                                                                         -----------
            TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,879,258)..................................    1,874,590
                                                                                                         -----------

TOTAL INVESTMENTS (IDENTIFIED COST $10,237,790) (E)........................      114.6%     10,278,470

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS.............................      (14.6)     (1,306,477)
                                                                             ----------  -------------
NET ASSETS.................................................................      100.0%  $   8,971,993
                                                                             ----------  -------------
                                                                             ----------  -------------

----------------
 *   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
** SECURITY WAS PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
++ CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; GENERALLY BONDS WITH ATTACHED STOCKS/WARRANTS.
 +   PAYMENT-IN-KIND SECURITY.
++ CURRENTLY A ZERO COUPON BOND AND WILL PAY INTEREST AT THE RATE SHOWN AT A FUTURE SPECIFIED DATE.
(A)  NON-INCOME PRODUCING SECURITIES.
(B) SOME OR ALL OF THESE SECURITIES ARE SEGREGATED IN CONNECTION WITH OPEN FORWARD FOREIGN CURRENCY CONTRACTS.
(C)  SUBJECT TO WITHDRAWAL RESTRICTIONS UNTIL MATURITY.
(D) SECURITY WAS PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(E) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DECEMBER 31, 1995:

                         IN
CONTRACTS             EXCHANGE           DELIVERY           UNREALIZED
TO RECEIVE              FOR                DATE            DEPRECIATION
----------           ----------          --------          ------------
AUD   204,238        $  152,055          01/03/96             ($408)
NZ$   229,509        $  150,076          01/03/96             (207)
DKK 1,641,000        $  295,043          01/05/96             (164)
$      113,336       DEM 167,500         09/11/96           (2,765)
                                                           ------------
                                 Total unrealized
                     depreciation ...............           (3,$544)
                                                           ------------
                                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Balanced
Portfolio of Investments DECEMBER 31, 1995
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             COMMON STOCKS (58.5%)
             AEROSPACE (1.6%)
     3,400   Boeing Co....................  $     266,475
                                            -------------
             AIR TRANSPORT (1.0%)
     2,200   AMR Corp.*...................        163,350
                                            -------------
             AUTO PARTS - ORIGINAL EQUIPMENT (0.7%)
     3,700   Lear Seating Corp.*..........        107,300
                                            -------------
             AUTOMOTIVE (2.8%)
     4,700   Chrysler Corp................        260,262
     6,800   Ford Motor Co................        197,200
                                            -------------
                                                  457,462
                                            -------------
             BANKS - INTERNATIONAL (1.3%)
     3,100   Citicorp.....................        208,475
                                            -------------
             BANKS - REGIONAL (1.6%)
     6,600   Fleet Financial Group,
               Inc........................        268,950
                                            -------------
             BIOTECHNOLOGY (1.9%)
     7,439   Guidant Corp.................        314,298
                                            -------------
             BROKERAGE (1.1%)
     3,500   Merrill Lynch & Co., Inc.....        178,500
                                            -------------
             BUSINESS SYSTEMS (1.5%)
     4,700   General Motors Corp. (Class
               E).........................        244,400
                                            -------------
             COMMUNICATIONS - EQUIPMENT & SOFTWARE (1.1%)
     2,500   Cisco Systems, Inc.*.........        186,562
                                            -------------
             COMMUNICATIONS - EQUIPMENT/MANUFACTURERS
               (1.2%)
     4,500   Northern Telecom Ltd.
               (Canada)...................        193,500
                                            -------------
             COMPUTER SERVICES (1.8%)
     4,500   First Data Corp..............        300,938
                                            -------------
             COMPUTER SOFTWARE (1.5%)
     2,700   Microsoft Corp.*.............        236,925
                                            -------------
             COMPUTERS - SYSTEMS (0.6%)
     2,200   Tandy Corp...................         91,300
                                            -------------
             CRUDE PRODUCTS (0.4%)
     3,200   Occidental Petroleum Corp....         68,400
                                            -------------
             ELECTRIC - MAJOR (1.2%)
     2,700   General Electric Co..........        194,400
                                            -------------
             ELECTRONICS - DEFENSE (1.6%)
     3,200   Hewlett-Packard Co...........        268,000
                                            -------------
             ELECTRONICS - SEMICONDUCTORS/COMPONENTS
               (5.3%)
     3,500   Intel Corp...................        198,625
     3,600   Motorola, Inc................        205,200
     8,800   National Semiconductor
               Corp.*.....................        195,800
     5,200   Texas Instruments Inc........        269,100
                                            -------------
                                                  868,725
                                            -------------
             ENTERTAINMENT (3.5%)
     9,700   Circus Circus Enterprises,
               Inc.*......................        270,387
     5,000   Walt Disney Co...............        295,000
                                            -------------
                                                  565,387
                                            -------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             HEALTH EQUIPMENT & SERVICES (1.6%)
     5,100   Columbia/HCA Healthcare
               Corp.......................  $     258,825
                                            -------------
             HEALTHCARE - DRUGS (1.4%)
     3,860   Lilly (Eli) & Co.............        217,125
                                            -------------
             HOUSEHOLD APPLIANCES (1.1%)
     6,400   American Standard Companies,
               Inc.*......................        179,200
                                            -------------
             MACHINERY (0.6%)
     2,200   Case Corp....................        100,650
                                            -------------
             METALS - MISCELLANEOUS (0.7%)
     1,800   Phelps Dodge Corp............        112,050
                                            -------------
             MULTI-LINE INSURANCE (1.4%)
     2,450   American International Group,
               Inc........................        226,625
                                            -------------
             NATURAL RESOURCES (1.9%)
     3,900   Texaco, Inc..................        306,150
                                            -------------
             OFFICE EQUIPMENT & SUPPLIES (1.3%)
     1,500   Xerox Corp...................        205,500
                                            -------------
             OIL WELL - MACHINERY (1.2%)
     2,900   Schlumberger Ltd.
               (Netherlands Antilles).....        200,825
                                            -------------
             PAPER & FOREST PRODUCTS (1.2%)
     4,600   Weyerhaeuser Co..............        198,950
                                            -------------
             PHARMACEUTICALS (3.1%)
    10,400   Ivax Corp....................        296,400
     3,000   Merck & Co., Inc.............        197,250
                                            -------------
                                                  493,650
                                            -------------
             RAILROADS (1.2%)
     2,534   Burlington Northern Santa Fe
               Corp.......................        197,652
                                            -------------
             RESTAURANTS (1.3%)
     4,600   McDonald's Corp..............        207,575
                                            -------------
             RETAIL - FOOD CHAINS (1.2%)
     3,900   Safeway, Inc.*...............        200,850
                                            -------------
             SOAP & HOUSEHOLD PRODUCTS (1.1%)
     2,100   Procter & Gamble Co..........        174,300
                                            -------------
             TELECOMMUNICATION EQUIPMENT (1.2%)
     8,500   General Instrument Corp.*....        198,688
                                            -------------
             TELECOMMUNICATIONS (2.6%)
     3,600   AT&T Corp....................        233,100
     4,500   GTE Corp.....................        198,000
                                            -------------
                                                  431,100
                                            -------------
             TOBACCO (1.4%)
     2,600   Philip Morris Companies,
               Inc........................        235,300
                                            -------------
             TRANSPORTATION - MISCELLANEOUS (1.3%)
     2,800   Delta Airlines, Inc..........        206,850
                                            -------------
             TOTAL COMMON STOCKS
               (IDENTIFIED COST
               $8,913,727)................      9,535,212
                                            -------------

Balanced
Portfolio of Investments DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)                                      VALUE
-----------                                 -------------
             CORPORATE BONDS (2.6%)
             BANKS (0.5%)
 $      75   Mellon Bank Corp.
               6.50% due 08/01/05.........  $      76,211
                                            -------------
             FINANCIAL (0.6%)
       100   Abbey National PLC
               6.69% due 10/17/05 (United
               Kingdom)...................        103,525
                                            -------------
             GAS TRANSMISSION (0.2%)
        25   ANR Pipeline Co.
               9.625% due 11/01/21........         32,703
                                            -------------
             HEALTHCARE - DRUGS (0.3%)
        45   Lilly (Eli) & Co.
               8.375% due 12/01/06........         53,293
                                            -------------
             INDUSTRIALS (0.7%)
        25   Dayton-Hudson Co.
               7.875% due 06/15/23........         25,119
        15   Mead Corp.
               7.125% due 08/01/25........         15,228
        40   Monsanto Co.
               8.875% due 12/15/09........         49,581
        15   Texas Utilities Electric Co.
               7.875% due 04/01/24........         15,833
                                            -------------
                                                  105,761
                                            -------------
             TELECOMMUNICATIONS (0.3%)
        50   AT&T Corp. 7.75% due
               03/01/07...................         56,374
                                            -------------
             TOTAL CORPORATE BONDS
               (IDENTIFIED COST
               $404,517)..................        427,867
                                            -------------

             MORTGAGE-BACKED SECURITIES (7.6%)
       202   Federal Home Loan Mortgage
               Corp. PC Gold
               6.50% due 07/01/25.........        199,895
       598   Federal Home Loan Mortgage
               Corp. PC Gold
               7.00% due
               12/01/10-12/01/25..........        605,910
       199   Government National Mortgage
               Association
               6.00% due 08/20/25.........        200,836
       227   Government National Mortgage
               Association
               7.50% due 10/15/25.........        233,772
                                            -------------
             TOTAL MORTGAGE-BACKED
               SECURITIES (IDENTIFIED COST
               $1,222,260)................      1,240,413
                                            -------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)                                      VALUE
-----------                                 -------------
             U.S. GOVERNMENT OBLIGATIONS (21.1%)
 $     175   U.S. Treasury Bond
               8.00% due 11/15/21.........  $     218,887
       395   U.S. Treasury Bond
               7.50% due 11/15/24.........        474,802
       600   U.S. Treasury Note
               5.125% due 04/30/98........        598,688
       195   U.S. Treasury Note
               5.50% due 11/15/98.........        196,432
       175   U.S. Treasury Note
               7.75% due 11/30/99.........        189,656
       235   U.S. Treasury Note
               7.75% due 01/31/00.........        255,269
        95   U.S. Treasury Note
               6.25% due 08/31/00.........         98,310
       370   U.S. Treasury Note
               7.50% due 05/15/02.........        410,411
       225   U.S. Treasury Note
               6.375% due 08/15/02........        236,039
       750   U.S. Treasury Note
               5.875% due 11/15/05........        766,875
                                            -------------
             TOTAL U.S. GOVERNMENT
               OBLIGATIONS (IDENTIFIED
               COST $3,338,130)...........      3,445,369
                                            -------------

             SHORT-TERM INVESTMENTS (11.9%)
             U.S. GOVERNMENT AGENCY (a) (8.6%)
     1,400   Federal Home Loan Banks 5.50%
               due 01/08/96...............      1,398,503
                                            -------------
             REPURCHASE AGREEMENT (3.3%)
       542   The Bank of New York 3.00%
               due 01/02/96 (dated
               12/29/95; proceeds
               $542,680; collateralized by
               $541,124 U.S. Treasury Note
               5.75% due 09/30/97 valued
               at $553,349) (Identified
               Cost $542,499).............        542,499
                                            -------------
             TOTAL SHORT-TERM INVESTMENTS
               (IDENTIFIED COST
               $1,941,002)................      1,941,002
                                            -------------
TOTAL INVESTMENTS (IDENTIFIED
  COST
  $15,819,636) (B)............      101.7%     16,589,863
LIABILITIES IN EXCESS OF OTHER
  ASSETS......................       (1.7)       (278,471)
                                ----------  -------------
NET ASSETS....................      100.0%  $  16,311,392
                                ----------  -------------
                                ----------  -------------

----------------
 *   NON-INCOME PRODUCING SECURITY.
(A) SECURITY WAS PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST.

                       SEE NOTES TO FINANCIAL STATEMENTS

Utilities
Portfolio of Investments DECEMBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)                                      VALUE
-----------                                  -----------
             CORPORATE BOND (0.6%)
             TELECOMMUNICATIONS
 $     100   Century Telephone Enterprises,
               Inc. 7.20% due 12/01/25
               (Identified Cost $99,779)...  $   103,353
                                             -----------

 NUMBER OF
  SHARES
-----------
             PREFERRED STOCKS (1.4%)
             U.S. GOVERNMENT AGENCY (0.2%)
     1,000   Tennessee Valley Authority
               (Series 95-A) $2.00.........       26,500
                                             -----------
             UTILITIES - ELECTRIC (1.2%)
     1,000   Connecticut Light & Power
               Capital (Series A) $2.325...       27,125
     2,500   Public Service Electric & Gas
               Company $1.9992.............       64,375
     5,000   Virginia Power Capital
               $2.0125.....................      130,000
                                             -----------
                                                 221,500
                                             -----------
             TOTAL PREFERRED STOCKS
               (IDENTIFIED COST
               $238,812)...................      248,000
                                             -----------

             COMMON STOCKS (91.7%)
             NATURAL GAS (16.4%)
     6,000   Anadarko Petroleum Corp.......      324,750
    11,000   Atlanta Gas Light Company.....      217,250
     6,000   Brooklyn Union Gas Co.........      175,500
     4,500   Consolidated Natural Gas
               Co..........................      204,187
     3,800   El Paso Natural Gas Company...      107,825
     5,000   Enron Corp....................      190,625
     6,500   Indiana Energy Inc............      155,187
     7,000   MCN Corp......................      162,750
     3,500   Mitchell Energy & Development
               Corp. (Class B).............       65,625
     5,500   New Jersey Resources Corp.....      165,687
     8,500   NorAm Energy Corp.............       75,438
     5,000   Northwest Natural Gas Co......      162,500
     5,500   Panhandle Eastern Corp........      153,313
     6,500   Questar Corp..................      217,750
     2,000   Seagull Energy Corp.*.........       44,500
     4,500   Sonat, Inc....................      160,313
     4,000   Southwest Gas Corp............       70,500
     6,000   Tenneco Inc...................      297,750
                                             -----------
                                               2,951,450
                                             -----------
             TELECOMMUNICATIONS (38.7%)
     5,500   Airtouch Communications,
               Inc.*.......................      155,375
     5,000   Alcatel Alsthom (ADR)
               (France)....................       87,500
     7,000   Alltel Corp...................      206,500

 NUMBER OF
  SHARES                                        VALUE
-----------                                  -----------
     3,000   Ameritech Corp................  $   177,000
     6,000   Arch Communications Group,
               Inc.*.......................      144,000
     3,500   AT&T Corp.....................      226,625
     7,500   BCE, Inc. (Canada)............      258,750
     2,500   Bell Atlantic Corp............      167,187
     4,500   BellSouth Corp................      195,750
     5,500   Century Telephone Enterprises,
               Inc.........................      174,625
     3,000   Ericsson (L.M.) Telephone Co.
               AB (ADR) (Sweden)...........       58,125
     7,000   Frontier Corp.................      210,000
     4,000   General Instrument Corp.*.....       93,500
     6,500   Grupo Iusacell S.A. de C.V.
               (Series L) (ADR)
               (Mexico)*...................       65,813
     4,500   GTE Corp......................      198,000
     7,000   Liberty Media Group (Class
               A)*.........................      187,250
     6,500   MCI Communications Corp.......      169,813
     4,700   MFS Communication Co.,
               Inc.*.......................      250,275
     6,000   Midcom Communications
               Corp.*......................      103,500
     6,500   News Corp. Ltd. (ADR)
               (Australia).................      138,938
     4,000   Nippon Telegraph & Telephone
               Corp. (ADR) (Japan).........      164,000
     4,000   Northern Telecom Ltd.
               (Canada)....................      172,000
     4,000   NYNEX Corp....................      216,000
     3,000   Pacific Telesis Group.........      100,875
     4,500   Paging Network, Inc.*.........      106,875
     4,500   Philips Electronics NV (ADR)
               (Netherlands)...............      161,437
     5,000   Portugal Telecom S.A. (ADR)
               (Portugal)*.................       95,000
     3,000   SBC Communications, Inc.......      172,500
     7,000   Scientific-Atlanta, Inc.......      105,000
     4,500   Southern New England
               Telecommunications Corp.....      178,875
     6,000   Sprint Corp...................      239,250
     5,500   Tele Danmark AS (ADR)
               (Denmark)...................      151,937
     6,000   Tele-Communications, Inc.*....      119,250
     3,000   Telecom Argentina S.A. (ADR)
               (Argentina).................      142,875
     4,000   Telefonica Espana S.A. (ADR)
               (Spain).....................      167,500
     3,000   Telefonos de Mexico S.A. de
               C.V. (Series L) (ADR)
               (Mexico)....................       95,625
     6,500   Telephone & Data Systems,
               Inc.........................      256,750
     3,000   U.S. West, Inc................      107,250
     5,000   U.S. West Media Group*........       95,000
     4,500   United States Cellular
               Corp.*......................      151,875
     4,500   Vanguard Cellular Systems,
               Inc. (Class A)*.............       90,000
     5,000   Viacom, Inc. (Class A)*.......      229,375
     5,500   Vodafone Group PLC (ADR)
               (United Kingdom)............      193,875
     5,000   WorldCom, Inc.*...............      176,250
                                             -----------
                                               6,957,900
                                             -----------

Utilities
Portfolio of Investments DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                  -----------
             UTILITIES - ELECTRIC (36.6%)
     6,000   Allegheny Power System,
               Inc.........................  $   171,750
     5,500   American Electric Power Co.,
               Inc.........................      222,750
     7,000   Bangor Hydro-Electric Co......       80,500
     6,000   California Energy Co.,
               Inc.*.......................      117,000
     7,000   Carolina Power & Light Co.....      241,500
     6,000   Central & South West Corp.....      167,250
     3,500   CINergy Corp..................      107,188
     5,000   CMS Energy Corp...............      149,375
     5,500   Consolidated Edison Co. of New
               York, Inc...................      176,000
     5,500   DQE, Inc......................      169,125
     3,000   Duke Power Co.................      142,125
     3,000   Eastern Utilities
               Association.................       70,875
     4,500   FPL Group, Inc................      208,687
     6,000   General Public Utilities
               Corp........................      204,000
    10,000   Houston Industries, Inc.......      242,500
     6,000   Illinova Corp.................      180,000
     7,000   IPALCO Enterprises, Inc.......      266,875
     7,000   Kansas City Power & Light
               Company.....................      182,875
     5,000   National Power PLC (ADR)
               (United Kingdom)............      140,000
     3,000   New England Electric System...      118,875
     4,500   NIPSCO Industries, Inc........      172,125
     6,500   Northwestern Public Service
               Co..........................      182,000
     4,000   Oklahoma Gas & Electric
               Company.....................      172,000
     4,000   Pacific Gas & Electric Co.....      113,500
     7,500   PacifiCorp....................      159,375
     7,000   Peco Energy Co................      210,875
     6,500   Pinnacle West Capital Corp....      186,875
     4,000   Public Service Company of
               Colorado....................      141,500
     7,500   Public Service Company of
               New Mexico*.................      132,187

 NUMBER OF
  SHARES                                        VALUE
-----------                                  -----------

     6,000   Public Service Enterprise
               Group, Inc..................  $   183,750
     6,500   SCANA Corp....................      186,063
     4,500   SCE Corp......................       79,875
     6,500   Southern Co...................      160,062
     7,000   TECO Energy, Inc..............      179,375
     7,000   TNP Enterprises, Inc..........      131,250
     5,000   Unicom Corp...................      163,750
     7,500   Utilicorp United, Inc.........      220,313
     6,000   Western Resources, Inc........      200,250
     7,500   Wisconsin Energy Corp.........      229,688
                                             -----------
                                               6,564,063
                                             -----------
             TOTAL COMMON STOCKS
               (IDENTIFIED COST
               $15,177,545)................   16,473,413
                                             -----------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)
-----------
             SHORT-TERM INVESTMENT (A) (7.2%)
             U.S. GOVERNMENT AGENCY
 $   1,300   Federal Home Loan Mortgage
               Corp. 5.75% due 01/02/96
               (Amortized Cost
               $1,299,792).................    1,299,792
                                             -----------
TOTAL INVESTMENTS (IDENTIFIED
  COST
  $16,815,928) (B)............      100.9%     18,124,558
LIABILITIES IN EXCESS OF CASH
  AND OTHER ASSETS............       (0.9)       (165,327)
                                ----------  -------------
NET ASSETS....................      100.0%  $  17,959,231
                                ----------  -------------
                                ----------  -------------

----------------
ADR  AMERICAN DEPOSITORY RECEIPT.
 *   NON-INCOME PRODUCING SECURITY.
(A) SECURITY WAS PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST.

                       SEE NOTES TO FINANCIAL STATEMENTS

Dividend Growth
Portfolio of Investments DECEMBER 31, 1995
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                       VALUE
-----------                                -------------
             COMMON STOCKS (97.5%)
             AEROSPACE (4.8%)
    40,200   United Technologies Corp....  $   3,813,975
                                           -------------
             AUTOMOTIVE (4.9%)
    69,200   Chrysler Corp...............      3,831,950
                                           -------------
             BANKS (4.8%)
    57,900   BankAmerica Corp............      3,749,025
                                           -------------
             BEVERAGES - SOFT DRINKS (4.8%)
    67,200   PepsiCo Inc.................      3,754,800
                                           -------------
             CHEMICALS (4.7%)
    30,400   Monsanto Co.................      3,724,000
                                           -------------
             COMPUTERS (4.8%)
    41,500   International Business
               Machines Corp.............      3,807,625
                                           -------------
             COMPUTERS - PERIPHERAL EQUIPMENT (5.1%)
    83,000   Honeywell, Inc..............      4,035,875
                                           -------------
             CONGLOMERATES (5.0%)
    79,100   Tenneco Inc.................      3,925,337
                                           -------------
             DRUGS (5.0%)
    93,800   Abbott Laboratories.........      3,916,150
                                           -------------
             FOODS (4.9%)
   111,900   Quaker Oats Company (The)...      3,860,550
                                           -------------
             MACHINERY - AGRICULTURAL (5.0%)
   111,200   Deere & Co..................      3,919,800
                                           -------------
             METALS & MINING (5.0%)
    62,800   Phelps Dodge Corp...........      3,909,300
                                           -------------
             NATURAL GAS (5.0%)
   102,600   Enron Corp..................      3,911,625
                                           -------------
             OFFICE EQUIPMENT (4.9%)
    82,000   Pitney Bowes, Inc...........      3,854,000
                                           -------------
             OIL INTEGRATED - INTERNATIONAL (4.7%)
    33,200   Mobil Corp..................      3,718,400
                                           -------------
             PHOTOGRAPHY (4.8%)
    56,000   Eastman Kodak Co............      3,752,000
                                           -------------

 NUMBER OF
  SHARES                                       VALUE
-----------                                -------------

             RETAIL - DEPARTMENT STORES (4.8%)
    89,300   May Department Stores Co....  $   3,772,925
                                           -------------
             TELEPHONES (4.8%)
    94,900   Sprint Corp.................      3,784,137
                                           -------------
             TOBACCO (4.8%)
    41,900   Philip Morris Companies,
               Inc.......................      3,791,950
                                           -------------
             UTILITIES - ELECTRIC (4.9%)
   137,700   Pacific Gas & Electric
               Co........................      3,907,238
                                           -------------
             TOTAL COMMON STOCKS
               (IDENTIFIED COST
               $70,443,930)..............     76,740,662
                                           -------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)
-----------
             SHORT-TERM INVESTMENTS (3.6%)
             U.S. GOVERNMENT AGENCY (a) (1.9%)
 $   1,500   Federal Home Loan Mortgage
               Corp.
               5.45% due 01/03/96........      1,499,546
                                           -------------
             REPURCHASE AGREEMENT (1.7%)
     1,324   The Bank of New York 3.00%
               due 01/02/96 (dated
               12/29/95; proceeds
               $1,324,005; collateralized
               by $1,320,219 U.S.
               Treasury Note 5.75% due
               09/30/97 valued at
               $1,350,035) (Identified
               Cost $1,323,564)..........      1,323,564
                                           -------------
             TOTAL SHORT-TERM INVESTMENTS
               (IDENTIFIED COST
               $2,823,110)...............      2,823,110
                                           -------------
TOTAL INVESTMENTS (IDENTIFIED
  COST $73,267,040) (B).......      101.1%     79,563,772
LIABILITIES IN EXCESS OF OTHER
  ASSETS......................       (1.1)       (869,544)
                                ----------  -------------
NET ASSETS....................      100.0%  $  78,694,228
                                ----------  -------------
                                ----------  -------------

----------------
(A) SECURITY WAS PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST.

                       SEE NOTES TO FINANCIAL STATEMENTS

Value-Added Market
Portfolio of Investments DECEMBER 31, 1995
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             COMMON STOCKS (92.9%)
             AEROSPACE & DEFENSE (1.5%)
       600   Boeing Co....................  $      47,023
       700   General Dynamics Corp........         41,388
       600   Lockheed Martin Corp.........         47,400
       500   McDonnell Douglas Corp.......         46,000
       650   Northrop Grumman Corp........         41,600
       950   Raytheon Co..................         44,888
       850   Rockwell International
               Corp.......................         44,943
       475   United Technologies Corp.....         45,065
                                            -------------
                                                  358,307
                                            -------------
             AIRLINES (0.7%)
       550   AMR Corp.*...................         40,837
       550   Delta Air Lines, Inc.........         40,631
     1,900   Southwest Airlines Co........         44,175
     3,700   USAir Group, Inc.*...........         49,025
                                            -------------
                                                  174,668
                                            -------------
             ALUMINUM (0.5%)
     1,400   Alcan Aluminum Ltd.
               (Canada)...................         43,574
       900   Aluminum Co. of America......         47,588
       800   Reynolds Metals Co...........         45,300
                                            -------------
                                                  136,462
                                            -------------
             AUTO PARTS - AFTER MARKET (0.7%)
     1,850   Cooper Tire & Rubber Co......         45,556
     1,220   Echlin, Inc..................         44,530
     1,100   Genuine Parts Co.............         45,100
       900   Goodyear Tire & Rubber Co....         40,838
                                            -------------
                                                  176,024
                                            -------------
             AUTOMOBILES (0.5%)
       850   Chrysler Corp................         47,069
     1,450   Ford Motor Co................         42,050
       800   General Motors Corp..........         42,300
                                            -------------
                                                  131,419
                                            -------------
             BANKS - MONEY CENTER (1.3%)
       700   BankAmerica Corp.............         45,325
       700   Bankers Trust New York
               Corp.......................         46,550
       660   Chase Manhattan Corp.........         40,013
       675   Chemical Banking Corp........         39,656
       700   Citicorp.....................         47,075
     1,250   First Chicago NBD Corp.......         49,375
       500   Morgan (J.P.) & Co., Inc.....         40,124
                                            -------------
                                                  308,118
                                            -------------
             BANKS - REGIONAL (4.3%)
     1,200   Banc One Corp................         45,300
     1,050   Bank of Boston Corp..........         48,563
       920   Bank of New York Co., Inc....         44,850
       750   Barnett Banks, Inc...........         44,250
     1,000   Boatmen's Bancshares, Inc....         40,875
     1,200   Comerica, Inc................         48,150
     1,190   Corestates Financial Corp....         45,071

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------

       850   First Bank System, Inc.......  $      42,181
       550   First Fidelity Bancorp,
               Inc........................         41,456
       330   First Interstate Bancorp.....         45,045
       800   First Union Corp.............         44,500
     1,150   Fleet Financial Group,
               Inc........................         46,863
     1,300   KeyCorp......................         47,125
       850   Mellon Bank Corp.............         45,688
     1,400   National City Corp...........         46,375
       655   NationsBank Corp.............         45,604
     1,345   Norwest Corp.................         44,385
     1,350   PNC Bank Corp................         43,538
       650   Republic New York Corp.......         40,381
       600   SunTrust Banks, Inc..........         41,100
     1,250   U.S. Bancorp.................         41,874
     1,000   Wachovia Corp................         45,750
       210   Wells Fargo & Co.............         45,360
                                            -------------
                                                1,024,284
                                            -------------
             BEVERAGES - ALCOHOLIC (0.7%)
       700   Anheuser-Busch Companies,
               Inc........................         46,813
     1,150   Brown-Forman Corp. (Class
               B).........................         41,975
     2,150   Coors (Adolph) Co............         47,569
     1,300   Seagram Co. Ltd. (Canada)....         45,012
                                            -------------
                                                  181,369
                                            -------------
             BEVERAGES - SOFT DRINKS (0.4%)
       550   Coca Cola Co.................         40,838
       850   PepsiCo Inc..................         47,493
                                            -------------
                                                   88,331
                                            -------------
             BROADCAST MEDIA (0.7%)
       365   Capital Cities/ABC, Inc......         45,032
     2,400   Comcast Corp. (Class A)......         43,500
     2,200   Tele-Communications, Inc.*...         43,725
     2,350   U.S. West Media Group........         44,650
                                            -------------
                                                  176,907
                                            -------------
             BUILDING MATERIALS (0.6%)
     1,350   Masco Corp...................         42,355
     1,100   Owens-Corning Fiberglas
               Corp.*.....................         49,363
     1,200   Sherwin-Williams Co..........         48,900
                                            -------------
                                                  140,618
                                            -------------
             CHEMICALS (1.9%)
       860   Air Products & Chemicals,
               Inc........................         45,365
       650   Dow Chemical Co..............         45,744
       590   Du Pont (E.I.) de Nemours &
               Co., Inc...................         41,226
       750   Eastman Chemical Company.....         46,969
       650   Goodrich (B.F.) Co...........         44,281
       800   Hercules, Inc................         45,100
       350   Monsanto Co..................         42,875
     1,400   Praxair, Inc.................         47,075
       750   Rohm & Haas Co...............         48,281
     1,050   Union Carbide Corp...........         39,375
                                            -------------
                                                  446,291
                                            -------------

Value-Added Market
Portfolio of Investments DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             CHEMICALS - DIVERSIFIED (0.7%)
       850   Avery Dennison Corp..........  $      42,606
     1,900   Engelhard Corp...............         41,325
       700   FMC Corp.*...................         47,338
     1,050   PPG Industries, Inc..........         48,037
                                            -------------
                                                  179,306
                                            -------------
             CHEMICALS - SPECIALTY (0.9%)
       750   Grace (W.R.) & Co............         44,344
       650   Great Lakes Chemical Corp....         46,800
     1,290   Morton International, Inc....         46,278
     1,550   Nalco Chemical Co............         46,694
       800   Sigma-Aldrich Corp...........         39,600
                                            -------------
                                                  223,716
                                            -------------
             COMMUNICATIONS - EQUIPMENT/MANUFACTURERS
               (1.3%)
     1,190   Andrew Corp..................         45,518
       600   Cabletron Systems, Inc.*.....         48,600
       600   Cisco Systems, Inc...........         44,775
     1,200   DSC Communications Corp.*....         44,250
     1,000   Northern Telecom Ltd.
               (Canada)...................         43,000
     3,100   Scientific-Atlanta, Inc......         46,500
     1,150   Tellabs, Inc.*...............         42,550
                                            -------------
                                                  315,193
                                            -------------
             COMPUTER SOFTWARE & SERVICES (1.9%)
     1,200   Autodesk, Inc................         40,800
       600   Automatic Data Processing,
               Inc........................         44,550
     1,200   Ceridian Corp.*..............         49,500
       800   Computer Associates
               International, Inc.........         45,500
       600   Computer Sciences Corp.*.....         42,150
       700   First Data Corp..............         46,813
       500   Microsoft Corp.*.............         43,876
     3,100   Novell, Inc.*................         43,788
     1,050   Oracle Systems Corp.*........         44,362
       950   Shared Medical Systems
               Corp.......................         51,300
                                            -------------
                                                  452,639
                                            -------------
             COMPUTERS - SYSTEMS (2.4%)
     4,900   Amdahl Corp.*................         41,650
     1,400   Apple Computer, Inc..........         44,450
       950   COMPAQ Computer Corp.*.......         45,600
     1,850   Cray Research, Inc.*.........         45,787
     3,600   Data General Corp.*..........         49,500
       700   Digital Equipment Corp.*.....         44,888
       600   Hewlett-Packard Co...........         50,250
     2,800   Intergraph Corp.*............         44,100
       450   International Business
               Machines Corp..............         41,288
 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
     1,550   Silicon Graphics, Inc.*......  $      42,624
       950   Sun Microsystems, Inc.*......         43,343
     3,700   Tandem Computers Inc.*.......         39,312
     7,830   Unisys Corp.*................         44,046
                                            -------------
                                                  576,838
                                            -------------
             CONGLOMERATES (0.5%)
     1,650   Teledyne, Inc................         42,281
       920   Tenneco Inc..................         45,655
       600   Textron Inc..................         40,500
                                            -------------
                                                  128,436
                                            -------------
             CONTAINERS - METAL & GLASS (0.4%)
     1,450   Ball Corp....................         39,875
     1,100   Crown Cork & Seal Co.,
               Inc.*......................         45,925
                                            -------------
                                                   85,800
                                            -------------
             CONTAINERS - PAPER (0.6%)
     1,700   Bemis Company, Inc...........         43,563
     3,400   Stone Container Corp.........         48,875
     1,050   Temple-Inland Inc............         46,331
                                            -------------
                                                  138,769
                                            -------------
             COSMETICS (0.7%)
     1,300   Alberto-Culver Co............         44,688
       550   Avon Products, Inc...........         41,456
       900   Gillette Co..................         46,912
       930   International Flavors &
               Fragrances Inc.............         44,640
                                            -------------
                                                  177,696
                                            -------------
             DISTRIBUTORS - CONSUMER PRODUCTS (0.5%)
     2,200   Fleming Cos., Inc............         45,375
     1,450   Super Valu Stores, Inc.......         45,675
     1,350   Sysco Corp...................         43,875
                                            -------------
                                                  134,925
                                            -------------
             ELECTRICAL EQUIPMENT (1.7%)
     1,100   AMP, Inc.....................         42,213
       550   Emerson Electric Co..........         44,963
       650   General Electric Co..........         46,800
     1,350   General Signal Corp..........         43,706
       700   Grainger (W.W.), Inc.........         46,375
       850   Honeywell, Inc...............         41,331
       750   Raychem Corp.................         42,656
       550   Thomas & Betts Corp..........         40,562
     2,900   Westinghouse Electric
               Corp.......................         47,850
                                            -------------
                                                  396,456
                                            -------------
             ELECTRONICS - DEFENSE (0.4%)
     1,780   EG & G, Inc..................         43,165
     1,300   Loral Corp...................         45,988
                                            -------------
                                                   89,153
                                            -------------

Value-Added Market
Portfolio of Investments DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             ELECTRONICS - INSTRUMENTATION (0.4%)
     1,200   Perkin-Elmer Corp............  $      45,300
       800   Tektronix, Inc...............         39,300
                                            -------------
                                                   84,600
                                            -------------
             ELECTRONICS - SEMICONDUCTORS (1.4%)
     2,700   Advanced Micro Devices,
               Inc.*......................         44,550
     1,000   Applied Materials, Inc.*.....         39,250
       700   Intel Corp...................         39,725
     1,400   LSI Logic Corp...............         45,850
     1,100   Micron Technology, Inc.......         43,588
       700   Motorola, Inc................         39,900
     1,800   National Semiconductor
               Corp.*.....................         40,050
       850   Texas Instruments Inc........         43,987
                                            -------------
                                                  336,900
                                            -------------
             ENGINEERING & CONSTRUCTION (0.6%)
       700   Fluor Corp...................         46,200
     1,050   Foster Wheeler Corp..........         44,625
     4,960   Morrison Knudsen Co., Inc....         21,080
     1,165   Zurn Industries, Inc.........         24,902
                                            -------------
                                                  136,807
                                            -------------
             ENTERTAINMENT (0.7%)
     1,150   King World Productions
               Inc.*......................         44,705
     1,200   Time Warner, Inc.............         45,450
       900   Viacom, Inc.*................         42,638
       750   Walt Disney Co...............         44,250
                                            -------------
                                                  177,043
                                            -------------
             FINANCIAL - MISCELLANEOUS (1.1%)
     1,090   American Express Co..........         45,099
     1,400   American General Corp........         48,825
       550   Federal Home Loan Mortgage
               Corp.......................         45,925
       370   Federal National Mortgage
               Association................         45,926
     1,150   MBNA Corp....................         42,406
       550   Transamerica Corp............         40,080
                                            -------------
                                                  268,261
                                            -------------
             FOODS (2.4%)
     2,500   Archer-Daniels-Midland Co....         45,000
       600   C P C International Inc......         41,175
       800   Campbell Soup Co.............         48,000
     1,000   ConAgra, Inc.................         41,250
       800   General Mills, Inc...........         46,200
     1,400   Heinz (H.J.) Co..............         46,375
       700   Hershey Foods Corp...........         45,500
       550   Kellogg Co...................         42,488
     1,200   Quaker Oats Company (The)....         41,400
       750   Ralston-Ralston Purina
               Group......................         46,781
     1,400   Sara Lee Corp................         44,625
       325   Unilever NV (ADR)
               (Netherlands)..............         45,744
       870   Wrigley (Wm.) Jr. Co. (Class
               A).........................         45,675
                                            -------------
                                                  580,213
                                            -------------
 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             GOLD MINING (1.1%)
     1,700   Barrick Gold Corp.
               (Canada)...................  $      44,838
     4,300   Echo Bay Mines Ltd.
               (Canada)...................         44,613
     2,850   Homestake Mining Co..........         44,531
     1,000   Newmont Mining Corp..........         45,250
     1,645   Placer Dome Inc..............         39,686
     3,350   Santa Fe Pacific Gold
               Corp.......................         40,618
                                            -------------
                                                  259,536
                                            -------------
             HARDWARE & TOOLS (0.6%)
     1,300   Black & Decker Corp..........         45,824
     1,000   Snap-On, Inc.................         45,250
       900   Stanley Works................         46,350
                                            -------------
                                                  137,424
                                            -------------
             HEALTHCARE - DIVERSIFIED (1.3%)
     1,000   Abbott Laboratories..........         41,750
     1,450   Allergan, Inc................         47,125
       450   American Home Products
               Corp.......................         43,650
       550   Bristol-Myers Squibb Co......         47,231
       500   Johnson & Johnson............         42,813
     1,200   Mallinckrodt Group, Inc......         43,650
       440   Warner-Lambert Co............         42,735
                                            -------------
                                                  308,954
                                            -------------
             HEALTHCARE - DRUGS (0.9%)
       730   Lilly (Eli) & Co.............         41,063
       700   Merck & Co., Inc.............         46,025
       700   Pfizer, Inc..................         44,100
     1,150   Pharmacia & Upjohn, Inc......         44,562
       800   Schering-Plough Corp.........         43,800
                                            -------------
                                                  219,550
                                            -------------
             HEALTHCARE - MISCELLANEOUS (0.8%)
     1,900   Alza Corp.*..................         47,025
       900   Amgen Inc....................         53,324
     4,000   Beverly Enterprises, Inc.*...         42,500
     1,300   Manor Care, Inc..............         45,500
                                            -------------
                                                  188,349
                                            -------------
             HEALTHCARE HMOS (0.5%)
     1,600   Humana, Inc..................         43,800
       900   U.S. Healthcare, Inc.........         41,738
       650   United Healthcare Corp.......         42,575
                                            -------------
                                                  128,113
                                            -------------
             HEAVY DUTY TRUCKS & PARTS (1.1%)
     1,050   Cummins Engine Co., Inc......         38,850
     1,540   Dana Corp....................         45,045
       800   Eaton Corp...................         42,900
     1,910   ITT Industries, Inc..........         45,840
     3,800   Navistar International
               Corp.*.....................         39,900
     1,000   PACCAR, Inc..................         42,000
                                            -------------
                                                  254,535
                                            -------------

Value-Added Market
Portfolio of Investments DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             HOME BUILDING (0.6%)
     1,300   Centex Corp..................  $      45,175
     3,200   Kaufman & Broad Home Corp....         47,600
     1,200   Pulte Corp...................         40,350
                                            -------------
                                                  133,125
                                            -------------
             HOSPITAL MANAGEMENT (0.5%)
       800   Columbia/HCA Healthcare
               Corp.......................         40,600
     3,700   Community Psychiatric
               Centers*...................         45,325
     2,150   Tenet Healthcare Corp.*......         44,613
                                            -------------
                                                  130,538
                                            -------------
             HOTELS/MOTELS (0.8%)
     1,800   Harrah's Entertainment,
               Inc.*......................         43,650
       750   Hilton Hotels Corp...........         46,125
       850   ITT Corporation..............         45,050
     1,200   Marriot International Inc....         45,900
                                            -------------
                                                  180,725
                                            -------------
             HOUSEHOLD FURNISHINGS & APPLIANCES (0.5%)
       650   Armstrong World Industries
               Inc........................         40,300
     2,250   Maytag Corp..................         45,563
       800   Whirlpool Corp...............         42,600
                                            -------------
                                                  128,463
                                            -------------
             HOUSEHOLD PRODUCTS (0.8%)
       600   Clorox Co....................         42,975
       600   Colgate-Palmolive Co.........         42,150
       600   Kimberly-Clark Corp..........         49,716
       550   Procter & Gamble Co..........         45,650
                                            -------------
                                                  180,491
                                            -------------
             HOUSEWARES (0.5%)
     1,600   Newell Co....................         41,400
       900   Premark International,
               Inc........................         45,563
     1,650   Rubbermaid, Inc..............         42,075
                                            -------------
                                                  129,038
                                            -------------
             INSURANCE BROKERS (0.4%)
     2,350   Alexander & Alexander
               Services, Inc..............         44,650
       500   Marsh & McLennan Cos.,
               Inc........................         44,375
                                            -------------
                                                   89,025
                                            -------------
             INVESTMENT BANKING/BROKERAGE (0.9%)
       900   Dean Witter, Discover & Co.
               (Note 3)...................         42,300
       850   Merrill Lynch & Co., Inc.....         43,350
       600   Morgan Stanley Group, Inc....         48,375
     1,300   Salomon, Inc.................         46,150
       700   Travelers Group, Inc.........         44,013
                                            -------------
                                                  224,188
                                            -------------
 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             LEISURE TIME (0.7%)
     3,300   Bally Entertainment Corp.*...  $      46,200
     2,000   Brunswick Corp...............         48,000
     6,800   Handleman Co.................         39,100
     2,200   Outboard Marine Corp.........         44,825
                                            -------------
                                                  178,125
                                            -------------
             LIFE INSURANCE (1.1%)
       975   Jefferson-Pilot Corp.........         45,338
       785   Lincoln National Corp........         42,194
     1,050   Providian Corp...............         42,788
     1,000   Torchmark Corp...............         45,250
       800   UNUM Corp....................         44,000
     1,447   USLIFE Corp..................         43,228
                                            -------------
                                                  262,798
                                            -------------
             MACHINE TOOLS (0.4%)
     1,750   Cincinnati Milacron, Inc.....         45,938
     2,550   Giddings & Lewis, Inc........         41,437
                                            -------------
                                                   87,375
                                            -------------
             MACHINERY - DIVERSIFIED (1.7%)
     1,050   Briggs & Stratton Corp.......         45,544
       750   Caterpillar, Inc.............         44,063
     1,100   Cooper Industries, Inc.......         40,425
     1,350   Deere & Co...................         47,588
     1,460   Harnischfeger Industries,
               Inc........................         48,545
     1,300   Ingersoll-Rand Co............         45,663
       700   NACCO Industries, Inc. (Class
               A).........................         38,850
     1,150   Timken Co....................         43,986
     1,200   Varity Corp.*................         44,550
                                            -------------
                                                  399,214
                                            -------------
             MANUFACTURED HOUSING (0.2%)
     1,655   Fleetwood Enterprises,
               Inc........................         42,616
                                            -------------
             MANUFACTURING - DIVERSIFIED (1.9%)
       950   AlliedSignal, Inc............         45,125
     1,200   Crane Co.....................         44,250
     1,200   Dover Corp...................         44,250
       750   Illinois Tool Works Inc......         44,250
       700   Johnson Controls, Inc........         48,125
     1,000   Millipore Corp...............         41,125
     1,700   Pall Corp....................         45,688
     1,300   Parker-Hannifin Corp.........         44,525
     1,600   Trinova Corp.................         45,800
     1,250   Tyco International Ltd.......         44,531
                                            -------------
                                                  447,669
                                            -------------

Value-Added Market
Portfolio of Investments DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             MEDICAL PRODUCTS & SUPPLIES (1.7%)
     1,450   Bard (C.R.), Inc.............  $      46,763
     1,150   Bausch & Lomb, Inc...........         45,569
     1,000   Baxter International, Inc....         41,875
       650   Becton, Dickinson & Co.......         48,750
     2,500   Biomet, Inc.*................         44,375
       960   Boston Scientific Corp.*.....         47,040
       750   Medtronic Inc................         41,906
     1,097   St. Jude Medical, Inc........         46,897
     1,750   United States Surgical
               Corp.......................         37,406
                                            -------------
                                                  400,581
                                            -------------
             METALS - MISCELLANEOUS (0.9%)
     1,400   ASARCO, Inc..................         44,800
     1,580   Cyprus Amax Minerals Co......         41,278
     1,440   Freeport-McMoran Copper &
               Gold, Inc..................         40,500
     1,350   Inco Ltd. (Canada)...........         44,887
       700   Phelps Dodge Corp............         43,575
                                            -------------
                                                  215,040
                                            -------------
             MISCELLANEOUS (2.1%)
     1,600   Airtouch Communications,
               Inc.*......................         45,200
     1,650   American Greetings Corp......         45,581
     1,330   Corning, Inc.................         42,560
     1,600   Dial Corp....................         47,400
     1,100   Harcourt General, Inc........         46,063
       850   Harris Corp..................         46,431
     1,800   Jostens, Inc.................         43,650
       700   Minnesota Mining &
               Manufacturing Co...........         46,375
       800   Pioneer Hi-Bred
               International, Inc.........         44,500
       600   TRW, Inc.....................         46,500
     1,900   Whitman Corp.................         44,175
                                            -------------
                                                  498,435
                                            -------------
             MULTI-LINE INSURANCE (0.7%)
       600   Aetna Life & Casualty Co.....         41,550
       470   American International Group,
               Inc........................         43,475
       430   CIGNA Corp...................         44,398
       850   ITT Hartford Group, Inc.*+...         41,118
                                            -------------
                                                  170,541
                                            -------------
             OFFICE EQUIPMENT & SUPPLIES (0.8%)
     1,000   Alco Standard Corp...........         45,625
     2,500   Moore Corp. Ltd. (Canada)....         46,563
     1,000   Pitney Bowes, Inc............         47,000
       350   Xerox Corp...................         47,950
                                            -------------
                                                  187,138
                                            -------------
             OIL & GAS DRILLING (0.4%)
     1,500   Helmerich & Payne, Inc.......         44,625
     4,620   Rowan Cos., Inc.*............         45,623
                                            -------------
                                                   90,248
                                            -------------
 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             OIL - DOMESTIC INTEGRATED (2.0%)
       875   Amerada Hess Corp............  $      46,375
     1,260   Ashland Oil, Inc.............         44,258
       400   Atlantic Richfield Co........         44,300
       655   Kerr-McGee Corp..............         41,593
       965   Louisiana Land & Exploration
               Co.........................         41,374
     2,100   Occidental Petroleum Corp....         44,888
     1,050   Pennzoil Co..................         44,363
     1,400   Phillips Petroleum Co........         47,775
     1,500   Sun Co., Inc.................         41,062
     1,350   Unocal Corp..................         39,318
     2,300   USX-Marathon Group...........         44,850
                                            -------------
                                                  480,156
                                            -------------
             OIL - EXPLORATION & PRODUCTION (0.5%)
     1,150   Burlington Resources, Inc....         45,138
     3,400   Oryx Energy Co.*.............         45,475
     4,200   Santa Fe Energy Resources,
               Inc.*......................         40,425
                                            -------------
                                                  131,038
                                            -------------
             OIL - INTERNATIONAL INTEGRATED (1.1%)
       650   Amoco Corp...................         46,719
       860   Chevron Corp.................         45,150
       550   Exxon Corp...................         44,069
       400   Mobil Corp...................         44,800
       325   Royal Dutch Petroleum Co.
               (ADR)
               (Netherlands)..............         45,865
       530   Texaco, Inc..................         41,605
                                            -------------
                                                  268,208
                                            -------------
             OIL WELL EQUIPMENT & SERVICE (1.1%)
     1,850   Baker Hughes Inc.............         45,094
     1,850   Dresser Industries, Inc......         45,094
       855   Halliburton Co...............         43,283
     1,925   McDermott International,
               Inc........................         42,350
       650   Schlumberger Ltd. (ADR)
               (Netherlands Antilles).....         45,013
       805   Western Atlas Inc.*..........         40,653
                                            -------------
                                                  261,487
                                            -------------
             PAPER & FOREST PRODUCTS (2.4%)
     1,350   Boise Cascade Corp...........         46,744
     1,100   Champion International
               Corp.......................         46,200
       900   Federal Paper Board Co.,
               Inc........................         46,688
       600   Georgia-Pacific Corp.........         41,175
     1,150   International Paper Co.......         43,556
     1,800   James River Corp. of
               Virginia...................         43,425
     1,650   Louisiana-Pacific Corp.......         40,013
       900   Mead Corp....................         47,025
     1,100   Potlatch Corp................         44,000
     1,000   Union Camp Corp..............         47,624
     1,700   Westvaco Corp................         47,175
     1,040   Weyerhaeuser Co..............         44,980
       800   Willamette Industries,
               Inc........................         44,800
                                            -------------
                                                  583,405
                                            -------------

Value-Added Market
Portfolio of Investments DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             PERSONAL LOANS (0.4%)
       950   Beneficial Corp..............  $      44,294
       750   Household International,
               Inc........................         44,344
                                            -------------
                                                   88,638
                                            -------------
             PHOTOGRAPHY/IMAGING (0.4%)
       650   Eastman Kodak Co.............         43,550
       900   Polaroid Corp................         42,638
                                            -------------
                                                   86,188
                                            -------------
             POLLUTION CONTROL (0.5%)
     1,560   Browning-Ferris Industries,
               Inc........................         46,020
     4,000   Laidlaw Inc..................         41,000
     1,400   WMX Technologies, Inc........         41,825
                                            -------------
                                                  128,845
                                            -------------
             PROPERTY - CASUALTY INSURANCE (1.3%)
     1,050   Allstate Corp. (The).........         43,181
       450   Chubb Corp...................         43,538
       280   General Re Corp..............         43,400
       570   Loews Corp...................         44,674
     1,300   SAFECO Corp..................         44,850
       800   St. Paul Companies, Inc......         44,500
     2,600   USF&G Corp...................         43,875
                                            -------------
                                                  308,018
                                            -------------
             PUBLISHING (0.5%)
       700   Dun & Bradstreet Corp........         45,325
       500   McGraw-Hill, Inc.............         43,563
     1,000   Meredith Corp................         41,875
                                            -------------
                                                  130,763
                                            -------------
             PUBLISHING - NEWSPAPER (1.1%)
     1,100   Dow Jones & Co., Inc.........         43,863
       700   Gannett Co., Inc.............         42,963
       700   Knight-Ridder Newspapers,
               Inc........................         43,750
     1,550   New York Times Co. (Class
               A).........................         45,919
     1,215   Times Mirror Co. (Class A)...         41,157
       700   Tribune Co...................         42,787
                                            -------------
                                                  260,439
                                            -------------
             RAILROADS (0.9%)
       600   Burlington Northern Santa Fe
               Corp.......................         46,800
       600   Conrail, Inc.................         42,000
       900   CSX Corp.....................         41,063
       600   Norfolk Southern Corp........         47,625
       700   Union Pacific Corp...........         46,200
                                            -------------
                                                  223,688
                                            -------------
             RESTAURANTS (1.1%)
     3,870   Darden Restaurants, Inc......         45,956
     2,000   Luby's Cafeterias, Inc.......         44,500
     1,000   McDonald's Corp..............         45,125
 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
     6,100   Ryan's Family Steak Houses,
               Inc.*......................  $      41,938
     4,500   Shoney's Inc.*...............         46,125
     2,240   Wendy's International,
               Inc........................         47,600
                                            -------------
                                                  271,244
                                            -------------
             RETAIL - DEPARTMENT STORES (1.1%)
     1,600   Dillard Department Stores,
               Inc. (Class A).............         45,600
     1,600   Federated Department Stores,
               Inc........................         44,000
     1,100   May Department Stores Co.....         46,475
       900   Mercantile Stores Co.,
               Inc........................         41,625
     1,110   Nordstrom, Inc...............         44,677
       900   Penney (J.C.) Co., Inc.......         42,863
                                            -------------
                                                  265,240
                                            -------------
             RETAIL - DRUG STORES (0.5%)
       950   Longs Drug Stores Corp.......         45,481
     1,300   Rite Aid Corp................         44,525
     1,400   Walgreen Co..................         41,825
                                            -------------
                                                  131,831
                                            -------------
             RETAIL - FOOD CHAINS (1.1%)
     1,400   Albertson's Inc..............         46,025
     1,700   American Stores Co...........         45,475
     1,400   Giant Food, Inc. (Class A)...         44,100
     2,000   Great Atlantic & Pacific Tea
               Co., Inc...................         46,000
     1,200   Kroger Co.*..................         45,000
     1,220   Winn-Dixie Stores, Inc.......         44,988
                                            -------------
                                                  271,588
                                            -------------
             RETAIL - GENERAL MERCHANDISE (0.8%)
       650   Dayton-Hudson Corp...........         48,750
     6,200   Kmart Corp...................         44,950
     1,100   Sears, Roebuck & Co..........         42,900
     1,950   Wal-Mart Stores, Inc.........         43,631
                                            -------------
                                                  180,231
                                            -------------
             RETAIL - SPECIALTY (1.6%)
     1,450   Circuit City Stores, Inc.....         40,056
     1,000   Home Depot, Inc..............         47,875
     1,350   Lowe's Companies, Inc........         45,225
     1,350   Melville Corp................         41,513
     1,700   Pep Boys-Manny Moe & Jack....         43,563
     2,900   Price/Costco, Inc.*..........         44,225
     1,000   Tandy Corp...................         41,500
     1,900   Toys 'R' Us, Inc.*...........         41,324
     3,000   Woolworth Corp...............         39,000
                                            -------------
                                                  384,281
                                            -------------
             RETAIL - SPECIALTY APPAREL (0.7%)
    15,000   Charming Shoppes, Inc........         42,187
     1,000   Gap, Inc.....................         42,000
     2,500   Limited (The), Inc...........         43,438
     2,550   TJX Companies, Inc...........         48,131
                                            -------------
                                                  175,756
                                            -------------

Value-Added Market
Portfolio of Investments DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             SAVINGS & LOAN COMPANIES (0.5%)
     1,700   Ahmanson (H.F.) & Co.........  $      45,050
       790   Golden West Financial
               Corp.......................         43,648
     1,600   Great Western Financial
               Corp.......................         40,800
                                            -------------
                                                  129,498
                                            -------------
             SHOES (0.8%)
     3,100   Brown Group Inc..............         44,175
       700   Nike, Inc....................         48,738
     1,500   Reebok International Ltd.
               (United Kingdom)...........         42,375
     6,320   Stride Rite Corp.............         47,400
                                            -------------
                                                  182,688
                                            -------------
             SPECIALIZED SERVICES (1.5%)
     1,100   Block (H.&R.), Inc...........         44,550
     1,300   C U C International, Inc.*...         44,362
     1,350   Ecolab, Inc..................         40,500
     1,100   Interpublic Group of
               Companies, Inc.............         47,713
     1,400   National Service Industries,
               Inc........................         45,325
     2,000   Ogden Corp...................         42,750
     2,980   Safety-Kleen Corp............         46,563
     1,050   Service Corp.
               International..............         46,200
                                            -------------
                                                  357,963
                                            -------------
             SPECIALTY PRINTING (0.6%)
     1,600   Deluxe Corp..................         46,400
     1,150   Donnelley (R.R.) & Sons
               Co.........................         45,281
     2,200   Harland (John H.) Co.........         45,925
                                            -------------
                                                  137,606
                                            -------------
             STEEL (1.1%)
     7,300   Armco, Inc.*.................         42,888
     3,200   Bethlehem Steel Corp.*.......         44,800
     1,800   Inland Steel Industries,
               Inc........................         45,225
       865   Nucor Corp...................         49,413
     1,300   USX-U.S. Steel Group.........         39,975
     2,100   Worthington Industries,
               Inc........................         43,575
                                            -------------
                                                  265,876
                                            -------------
             TELECOMMUNICATIONS - LONG DISTANCE (0.6%)
       700   AT&T Corp....................         45,325
     1,710   MCI Communications Corp......         44,674
     1,100   Sprint Corp..................         43,862
                                            -------------
                                                  133,861
                                            -------------
             TEXTILES (1.0%)
     2,200   Fruit of the Loom, Inc.*.....         53,625
     1,600   Liz Claiborne, Inc...........         44,400
     1,700   Russell Corp.................         47,175
     1,080   Springs Industries, Inc......         44,685
       850   VF Corp......................         44,838
                                            -------------
                                                  234,723
                                            -------------
 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             TOBACCO (0.6%)
     1,000   American Brands, Inc.........  $      44,625
       495   Philip Morris Companies,
               Inc........................         44,798
     1,300   UST, Inc.....................         43,387
                                            -------------
                                                  132,810
                                            -------------
             TOYS (0.4%)
     1,500   Hasbro Inc...................         46,500
     1,500   Mattel, Inc..................         46,125
                                            -------------
                                                   92,625
                                            -------------
             TRANSPORTATION - MISCELLANEOUS (0.6%)
       650   Federal Express Corp.*.......         48,019
     1,425   Pittston Services Group......         44,709
     2,000   Ryder System, Inc............         49,500
                                            -------------
                                                  142,228
                                            -------------
             TRUCKERS (0.6%)
     1,750   Consolidated Freightways,
               Inc........................         46,375
       900   Roadway Service, Inc.........         43,988
     3,400   Yellow Corporation...........         42,075
                                            -------------
                                                  132,438
                                            -------------
             UTILITIES - ELECTRIC (4.9%)
     1,150   American Electric Power Co.,
               Inc........................         46,575
     1,500   Baltimore Gas & Electric
               Co.........................         42,750
     1,300   Carolina Power & Light Co....         44,850
     1,600   Central & South West Corp....         44,600
     1,400   CINergy Corp.................         42,875
     1,300   Consolidated Edison Co. of
               New York, Inc..............         41,600
     1,150   Detroit Edison Co............         39,675
     1,000   Dominion Resources, Inc......         41,250
       950   Duke Power Co................         45,006
     1,600   Entergy Corp.................         46,800
     1,000   FPL Group, Inc...............         46,375
     1,400   General Public Utilities
               Corp.......................         47,600
     1,900   Houston Industries, Inc......         46,075
     4,400   Niagara Mohawk Power Corp....         42,350
       900   Northern States Power Co.....         44,213
     1,900   Ohio Edison Co...............         44,650
     1,600   Pacific Gas & Electric Co....         45,400
     2,000   PacifiCorp...................         42,500
     1,600   Peco Energy Co...............         48,200
     1,800   PP&L Resources, Inc..........         45,000
     1,550   Public Service Enterprise
               Group, Inc.................         47,469
     2,800   SCE Corp.....................         49,700
     1,750   Southern Co..................         43,094
     1,150   Texas Utilities Co...........         47,293
     1,380   Unicom Corp..................         45,195
     1,000   Union Electric Co............         41,750
                                            -------------
                                                1,162,845
                                            -------------

Value-Added Market
Portfolio of Investments DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             UTILITIES - NATURAL GAS (2.6%)
     1,200   Coastal Corp.................  $      44,700
     1,030   Columbia Gas System, Inc.....         45,191
     1,000   Consolidated Natural Gas
               Co.........................         45,375
     1,160   Eastern Enterprises..........         40,890
     1,100   Enron Corp...................         41,938
     2,800   ENSERCH Corp.................         45,500
     1,700   NICOR, Inc...................         46,750
     5,000   NorAm Energy Corp............         44,375
     1,950   ONEOK, Inc...................         44,606
     1,450   Pacific Enterprises..........         40,963
     1,600   Panhandle Eastern Corp.......         44,600
     1,400   Peoples Energy Corp..........         44,450
     1,285   Sonat, Inc...................         45,777
     1,000   Williams Companies, Inc......         43,874
                                            -------------
                                                  618,989
                                            -------------
             UTILITIES - TELEPHONE (1.7%)
     1,600   Alltel Corp..................         47,200
       750   Ameritech Corp...............         44,250
       700   Bell Atlantic Corp...........         46,812
     1,140   BellSouth Corp...............         49,590
     1,020   GTE Corp.....................         44,880
       800   NYNEX Corp...................         43,200
     1,300   Pacific Telesis Group........         43,712
       800   SBC Communications, Inc......         46,000
     1,350   U.S. West, Inc...............         48,262
                                            -------------
                                                  413,906
                                            -------------
             TOTAL COMMON STOCKS
               (IDENTIFIED COST
               $21,087,132)...............     22,266,483
                                            -------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)                                      VALUE
-----------                                 -------------
             SHORT-TERM INVESTMENTS (8.8%)
             U.S. GOVERNMENT AGENCY (a) (8.3%)
 $   2,000   Federal Home Loan Mortgage
               Corp. 5.75% due 01/02/96...  $   1,999,681
                                            -------------
             REPURCHASE AGREEMENT (0.5%)
       118   The Bank of New York 3.00%
               due 01/02/96 (dated
               12/29/95; proceeds 118,543;
               collateralized by $118,203
               U.S. Treasury Note 5.75%
               due 9/30/97 valued at
               $120,873) (Identified Cost
               $118,503)..................        118,503
                                            -------------
             TOTAL SHORT-TERM INVESTMENTS
               (IDENTIFIED COST
               $2,118,184)................      2,118,184
                                            -------------
TOTAL INVESTMENTS (IDENTIFIED
  COST $23,205,316) (B).......      101.7%     24,384,667
LIABILITIES IN EXCESS OF OTHER
  ASSETS......................       (1.7)       (415,040)
                                ----------  -------------
NET ASSETS....................      100.0%  $  23,969,627
                                ----------  -------------
                                ----------  -------------

----------------
ADR  AMERICAN DEPOSITORY RECEIPT.
 *   NON-INCOME PRODUCING SECURITY.
 + PARENT COMPANY OF HARTFORD LIFE INSURANCE COMPANY AND ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY, AFFILIATES OF THE FUND.
(A) SECURITY WAS PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST.

                       SEE NOTES TO FINANCIAL STATEMENTS

Core Equity
Portfolio of Investments DECEMBER 31, 1995
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                         VALUE
-----------                                   -----------
             COMMON STOCKS (93.1%)
             AEROSPACE (2.8%)
     1,400   Boeing Co......................  $   109,725
                                              -----------
             AIR TRANSPORT (4.0%)
     1,400   AMR Corp.*.....................      103,950
       300   UAL Corp.*.....................       53,550
                                              -----------
                                                  157,500
                                              -----------
             AIRCRAFT & AEROSPACE (2.6%)
     1,100   United Technologies Corp.......      104,362
                                              -----------
             AUTO PARTS - ORIGINAL EQUIPMENT (2.3%)
     3,100   Lear Seating Corp.*............       89,900
                                              -----------
             AUTOMOBILES (1.7%)
     1,600   Magna International, Inc.
               (Class A) (Canada)...........       69,200
                                              -----------
             AUTOMOTIVE (4.6%)
     2,000   Chrysler Corp..................      110,750
     2,479   Ford Motor Co..................       71,891
                                              -----------
                                                  182,641
                                              -----------
             BANKS - INTERNATIONAL (3.4%)
     2,000   Citicorp.......................      134,500
                                              -----------
             BROKERAGE (1.2%)
       900   Merrill Lynch & Co., Inc.......       45,900
                                              -----------
             BUILDING MATERIALS (1.5%)
     1,400   Champion International Corp....       58,800
                                              -----------
             BUSINESS SYSTEMS (2.5%)
     1,900   General Motors Corp. (Class
               E)...........................       98,800
                                              -----------
             COMMERCIAL SERVICES (0.8%)
       800   America Online, Inc.*..........       29,800
                                              -----------
             COMMUNICATIONS - EQUIPMENT & SOFTWARE (1.5%)
       800   Cisco Systems, Inc.*...........       59,700
                                              -----------
             COMMUNICATIONS - EQUIPMENT/MANUFACTURERS
               (2.3%)
     2,100   Northern Telecom Ltd.
               (Canada).....................       90,300
                                              -----------
             COMPUTER SERVICES (6.1%)
     1,700   Computer Sciences Corp.*.......      119,425
     1,800   First Data Corp................      120,375
                                              -----------
                                                  239,800
                                              -----------
             COMPUTER SOFTWARE (5.0%)
     1,200   Microsoft Corp.*...............      105,300
     2,200   Oracle Systems Corp.*..........       92,950
                                              -----------
                                                  198,250
                                              -----------
             COMPUTERS - SYSTEMS (3.0%)
     1,400   Hewlett-Packard Co.............      117,250
                                              -----------

 NUMBER OF
  SHARES                                         VALUE
-----------                                   -----------

             DRUGS (2.1%)
     1,400   Amgen Inc.*....................  $    82,950
                                              -----------
             ELECTRONICS - SEMICONDUCTORS/
               COMPONENTS (11.5%)
     2,300   Intel Corp.....................      130,525
     2,300   Motorola, Inc..................      131,100
     5,700   National Semiconductor
               Corp.*.......................      126,825
     1,300   Texas Instruments Inc..........       67,275
                                              -----------
                                                  455,725
                                              -----------
             ENTERTAINMENT (2.7%)
     2,300   Viacom, Inc. (Class B)*........      108,963
                                              -----------
             FINANCIAL - MISCELLANEOUS (2.6%)
     4,000   Green Tree Financial Corp......      105,500
                                              -----------
             HEALTH EQUIPMENT & SERVICES (2.6%)
     2,000   Columbia/HCA Healthcare
               Corp.........................      101,500
                                              -----------
             HOUSEHOLD APPLIANCES (2.1%)
     2,900   American Standard Companies,
               Inc.*........................       81,200
                                              -----------
             MACHINERY - CONSTRUCTION & MATERIALS (2.1%)
     1,400   Caterpillar, Inc...............       82,250
                                              -----------
             NATURAL RESOURCES (1.2%)
       600   Texaco, Inc....................       47,100
                                              -----------
             OFFICE EQUIPMENT & SUPPLIES (3.4%)
     1,800   Unisys Corp.*..................       10,125
       900   Xerox Corp.....................      123,300
                                              -----------
                                                  133,425
                                              -----------
             OIL - DOMESTIC (0.4%)
       600   Unocal Corp....................       17,475
                                              -----------
             OIL - EXPLORATION & PRODUCTION (1.6%)
     4,400   Canadian Natural Resources Ltd.
               (Canada)*....................       64,540
                                              -----------
             PHARMACEUTICALS (2.8%)
     3,900   Ivax Corp......................      111,150
                                              -----------
             PUBLISHING - NEWSPAPER (1.8%)
     3,300   News Corp. Ltd. (ADR)
               (Australia)..................       70,537
                                              -----------
             RAILROADS (2.4%)
     1,240   Burlington Northern Santa Fe
               Corp.........................       96,720
                                              -----------
             RESTAURANTS (1.1%)
     1,400   Boston Chicken, Inc.*..........       44,800
                                              -----------
             RETAIL - SPECIALTY (1.9%)
     1,600   Home Depot, Inc................       76,600
                                              -----------

Core Equity
Portfolio of Investments DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

  NUMBER OF
   SHARES                                         VALUE
-------------                                  -----------
               SOAP & HOUSEHOLD PRODUCTS (2.5%)
      1,200    Procter & Gamble Co...........  $    99,600
                                               -----------
               TRANSPORTATION - MISCELLANEOUS (3.0%)
      1,600    Delta Airlines, Inc...........      118,200
                                               -----------
               TOTAL COMMON STOCKS
                 (IDENTIFIED COST
                 $3,599,929).................    3,684,663
                                               -----------

  PRINCIPAL
 AMOUNT (IN
 THOUSANDS)
-------------
               SHORT-TERM INVESTMENTS (6.8%)
               U.S. GOVERNMENT AGENCY (a) (3.2%)
  $     125    Federal Home Loan Banks 5.70%
                 due 01/02/96................      124,980
                                               -----------

  PRINCIPAL
 AMOUNT (IN
 THOUSANDS)                                       VALUE
-------------                                  -----------

               REPURCHASE AGREEMENT (3.6%)
  $     144    The Bank of New York 3.00% due
                 01/02/96 (dated 12/29/95;
                 proceeds $144,092;
                 collateralized by $143,676
                 U.S. Treasury Note 5.75% due
                 09/30/97 valued at $146,925)
                 (Identified Cost
                 $144,044)...................  $   144,044
                                               -----------
               TOTAL SHORT-TERM INVESTMENTS
                 (IDENTIFIED COST
                 $269,024)...................      269,024
                                               -----------
TOTAL INVESTMENTS (IDENTIFIED
  COST $3,868,953) (B).........       99.9%    3,953,687
OTHER ASSETS IN EXCESS OF
  LIABILITIES..................        0.1         2,725
                                 ----------  -----------
NET ASSETS.....................      100.0%  $ 3,956,412
                                 ----------  -----------
                                 ----------  -----------

----------------
ADR  AMERICAN DEPOSITORY RECEIPT.
 *   NON-INCOME PRODUCING SECURITY.
(A) SECURITY WAS PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST.

                       SEE NOTES TO FINANCIAL STATEMENTS

American Value
Portfolio of Investments DECEMBER 31, 1995
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             COMMON STOCKS (85.3%)
             AEROSPACE (1.7%)
     4,700   Boeing Co....................  $     368,363
     3,000   United Technologies Corp.....        284,625
                                            -------------
                                                  652,988
                                            -------------
             AGRICULTURE RELATED (3.3%)
     7,000   Case Corp....................        320,250
    10,000   IMC Global, Inc..............        408,749
     6,700   Pioneer Hi-Bred
               International, Inc.........        372,688
     2,000   Potash Corp. of Saskatchewan,
               Inc. (Canada)..............        141,750
                                            -------------
                                                1,243,437
                                            -------------
             BANKS (3.0%)
     4,300   Bank of Boston Corp..........        198,875
     5,000   BankAmerica Corp.............        323,750
     3,200   Chase Manhattan Corp.........        194,000
     4,000   Crestar Financial Corp.......        236,500
     4,000   Mercantile Bancorporation,
               Inc........................        184,000
                                            -------------
                                                1,137,125
                                            -------------
             BEVERAGES - SOFT DRINKS (0.9%)
     6,000   PepsiCo Inc..................        335,250
                                            -------------
             BIOTECHNOLOGY (4.1%)
     5,500   Amgen Inc.*..................        325,875
     3,500   Biochem Pharma, Inc.*........        140,000
     3,800   Biogen Inc.*.................        231,800
     4,000   Centocor, Inc.*..............        123,500
     6,000   Cephalon Inc.*...............        244,500
     1,000   Chiron Corp.*................        110,500
     6,000   Gilead Sciences, Inc.*.......        192,000
    10,000   IDEC Pharmaceuticals
               Corp.*.....................        192,500
                                            -------------
                                                1,560,675
                                            -------------
             CABLE/CELLULAR (0.3%)
     4,950   Ericsson (L.M.) Telephone Co.
               AB
               (ADR) (Sweden).............         95,906
                                            -------------
             CAPITAL GOODS (2.6%)
     4,000   AlliedSignal, Inc............        190,000
     4,400   Lockheed Martin Corp.........        347,600
     6,800   Loral Corp...................        240,550
     3,000   Sunstrand Corp...............        211,125
                                            -------------
                                                  989,275
                                            -------------
             CHEMICALS (0.8%)
     2,500   Monsanto Co..................        306,250
                                            -------------
             COMMUNICATIONS - EQUIPMENT & SOFTWARE (1.1%)
     3,000   Ascend Communications,
               Inc.*......................        243,375
     2,500   Cisco Systems, Inc.*.........        186,563
                                            -------------
                                                  429,938
                                            -------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             COMMUNICATIONS - SOFTWARE & SERVICES (0.5%)
     3,000   America Online, Inc.*........  $     111,750
     2,100   CKS Group, Inc.*.............         81,375
                                            -------------
                                                  193,125
                                            -------------
             COMMUNICATIONS PRODUCTS & SERVICES (1.3%)
     1,500   Adobe Systems, Inc...........         93,000
     1,300   Intuit, Inc.*................        101,400
     2,000   Spyglass, Inc.*..............        112,000
     4,500   Sun Microsystems, Inc.*......        205,313
                                            -------------
                                                  511,713
                                            -------------
             COMPUTER EQUIPMENT (0.3%)
     3,000   Diamond Multimedia Systems
               Inc.*......................        107,625
                                            -------------
             COMPUTER SERVICES (1.0%)
     2,800   Computer Sciences Corp.*.....        196,700
     2,860   First Data Corp..............        191,263
                                            -------------
                                                  387,963
                                            -------------
             COMPUTER SOFTWARE (0.7%)
       500   Macromedia, Inc.*............         25,938
     3,000   Medic Computer Systems,
               Inc.*......................        180,750
     1,000   PeopleSoft, Inc.*............         42,500
                                            -------------
                                                  249,188
                                            -------------
             CONSUMER BUSINESS SERVICES (2.6%)
     6,000   Accustaff, Inc.*.............        259,500
     4,000   Alternative Resources
               Corp.*.....................        118,000
     2,500   Automatic Data Processing,
               Inc........................        185,625
     2,000   DST Systems, Inc.*...........         57,000
     4,000   General Motors Corp. (Class
               E).........................        208,000
     3,000   Reuters Holdings PLC (ADR)
               (United Kingdom)...........        165,750
                                            -------------
                                                  993,875
                                            -------------
             CONSUMER PRODUCTS (7.5%)
     3,500   Clorox Co....................        250,688
     4,000   Coca Cola Co.................        297,000
    11,000   Coca-Cola Enterprises,
               Inc........................        294,250
     9,000   Estee Lauder Companies (Class
               A)*........................        313,875
     9,000   Interstate Bakeries Corp.....        201,375
     3,000   Kimberly-Clark Corp..........        248,250
     4,000   Mondavi (Robert) Corp. (The)
               (Class A)*.................        110,000
     3,500   Procter & Gamble Co..........        290,500
     8,000   Ralston-Ralston Purina
               Group......................        498,999
     6,000   Sara Lee Corp................        191,250
     6,000   Sysco Corp...................        195,000
                                            -------------
                                                2,891,187
                                            -------------

American Value
Portfolio of Investments DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             CONSUMER PRODUCTS & SERVICES (1.9%)
     2,000   Duracell International,
               Inc........................  $     103,500
     3,000   Luxottica Group SpA (ADR)
               (Italy)....................        175,500
     3,000   Oakley, Inc.*................        102,000
     8,000   Service Corp.
               International..............        352,000
                                            -------------
                                                  733,000
                                            -------------
             DRUGS (4.9%)
     4,000   American Home Products
               Corp.*.....................        388,000
     5,000   Bristol-Myers Squibb Co......        429,375
     9,000   Pfizer, Inc..................        566,999
     7,000   SmithKline Beecham PLC (ADR)
               (United Kingdom)...........        388,500
     2,000   Teva Pharmaceutical
               Industries Ltd. (ADR)
               (Israel)...................         92,500
                                            -------------
                                                1,865,374
                                            -------------
             ENERGY (1.2%)
     4,000   Apache Corp..................        118,000
     7,000   Enron Corp...................        266,875
     3,000   Enron Oil & Gas Co...........         72,000
                                            -------------
                                                  456,875
                                            -------------
             ENTERTAINMENT (2.3%)
     7,400   C U C International, Inc.*...        252,525
     2,000   Extended Stay America,
               Inc.*......................         53,500
     3,000   Scholastic Corp.*............        233,250
     6,000   Walt Disney Co...............        354,000
                                            -------------
                                                  893,275
                                            -------------
             FINANCIAL - MISCELLANEOUS (5.9%)
     4,000   Ahmanson (H.F.) & Co.........        106,000
     9,000   Bear Stearns Companies,
               Inc........................        178,875
     8,000   Countrywide Credit
               Industries, Inc............        174,000
     5,000   Federal Home Loan Mortgage
               Corp.......................        417,500
     4,250   Federal National Mortgage
               Association................        527,530
     3,900   Golden West Financial
               Corp.......................        215,475
     3,000   Green Tree Financial Corp....         79,125
     4,500   Merrill Lynch & Co., Inc.....        229,500
     2,000   MGIC Investment Corp.........        108,500
     3,000   Morgan Stanley Group, Inc....        241,875
                                            -------------
                                                2,278,380
                                            -------------
             HEALTH MAINTENANCE ORGANIZATIONS (3.4%)
    11,000   Healthsource, Inc.*..........        396,000
     4,500   Pacificare Health Systems,
               Inc.*......................        391,500
     3,500   U.S. Healthcare, Inc.........        162,313
     5,500   United Healthcare Corp.......        360,250
                                            -------------
                                                1,310,063
                                            -------------
             HEALTHCARE - DRUGS (1.3%)
     6,000   Lilly (Eli) & Co.............        337,500
     4,000   Pharmacia & Upjohn, Inc......        155,000
                                            -------------
                                                  492,500
                                            -------------
 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------

             HEALTHCARE PRODUCTS & SERVICES (2.1%)
     4,700   HBO & Co.....................  $     358,375
     3,000   Health Management Associates,
               Inc. (Class A)*............         78,375
     3,000   Medaphis Corp.*..............        111,000
     4,500   Shared Medical Systems
               Corp.......................        243,000
                                            -------------
                                                  790,750
                                            -------------
             HOME BUILDING (0.6%)
    11,250   Clayton Homes, Inc...........        240,469
                                            -------------
             HOSPITAL MANAGEMENT & HEALTH MAINTENANCE
               ORGANIZATIONS (0.4%)
     4,000   Compdent Corporation*........        166,000
                                            -------------
             HOUSING RELATED (1.3%)
     6,000   American Standard
               Companies*.................        168,000
     4,000   Lennar Corp..................        100,500
     5,600   Oakwood Homes Corp...........        214,900
                                            -------------
                                                  483,400
                                            -------------
             INSURANCE (7.6%)
     2,000   Ace Ltd......................         79,500
     4,000   Aetna Life & Casualty Co.....        277,000
     2,500   Chubb Corp...................        241,875
     4,000   CIGNA Corp...................        412,999
     2,000   CNA Financial Corp.*.........        227,000
     4,000   Exel, Ltd....................        244,000
     2,000   General Re Corp..............        310,000
    14,000   Prudential Reinsurance
               Holdings, Inc..............        327,250
     4,000   SunAmerica Inc...............        190,000
     5,500   Travelers Group, Inc.........        345,813
     5,000   Vesta Insurance Group,
               Inc........................        272,500
                                            -------------
                                                2,927,937
                                            -------------
             MEDIA GROUP (1.7%)
     6,400   Clear Channel Communications,
               Inc.*......................        282,400
    10,000   Infinity Broadcasting
               Corp.*.....................        372,500
                                            -------------
                                                  654,900
                                            -------------
             MEDICAL PRODUCTS & SUPPLIES (4.6%)
     3,000   Becton, Dickinson & Co.......        225,000
     4,000   Boston Scientific Corp.*.....        196,000
     9,000   Guidant Corp.................        380,250
     5,000   IDEXX Laboratories, Inc.*....        232,500
     4,000   Medtronic Inc................        223,500
     5,700   St. Jude Medical, Inc.*......        243,675
     6,000   Target Therapeutics, Inc.*...        256,500
                                            -------------
                                                1,757,425
                                            -------------
             MEDICAL SERVICES (0.2%)
     3,000   Healthsouth Corp.*...........         87,375
                                            -------------
             MISCELLANEOUS (0.9%)
     6,300   Thermo Electron Corp.*.......        327,600
                                            -------------
             MULTI-LINE INSURANCE (0.9%)
     3,700   American International Group,
               Inc........................        342,250
                                            -------------

American Value
Portfolio of Investments DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             PHARMACEUTICALS (1.7%)
     3,100   Johnson & Johnson............  $     265,438
     6,000   Merck & Co., Inc.............        394,500
                                            -------------
                                                  659,938
                                            -------------
             RESTAURANTS (0.9%)
     5,000   Boston Chicken, Inc.*........        160,000
     8,000   Starbucks Corp.*.............        167,000
                                            -------------
                                                  327,000
                                            -------------
             RETAIL (4.1%)
     6,000   Eckerd Corp.*................        267,750
    10,000   General Nutrition Companies,
               Inc.*......................        230,000
     8,500   Gucci Group NV (ADR)
               (Italy)*...................        330,438
     3,000   Safeway, Inc.*...............        154,500
     5,000   St. John Knits, Inc..........        265,625
     4,000   Tiffany & Co.................        201,500
     4,000   Walgreen Co..................        119,500
                                            -------------
                                                1,569,313
                                            -------------
             RETAIL - SPECIALTY (0.1%)
     2,000   Staples, Inc.*...............         48,750
                                            -------------
             SHOES (0.7%)
     8,000   Wolverine World Wide, Inc....        252,000
                                            -------------
             TELECOMMUNICATION EQUIPMENT (0.7%)
     6,400   Picturetel Corp.*............        274,400
                                            -------------
             TELECOMMUNICATIONS (2.9%)
     4,000   ADC Telecommunications,
               Inc.*......................        145,000
     4,000   AT&T Corp....................        259,000
     2,500   Cascade Communications
               Corp.*.....................        212,500
     1,500   Shiva Corp.*.................        109,125
     2,000   Stratacom, Inc.*.............        146,000
     6,900   WorldCom Inc.*...............        243,225
                                            -------------
                                                1,114,850
                                            -------------
             TRANSPORTATION (0.5%)
     2,600   Burlington Northern Santa Fe
               Corp.......................        202,800
                                            -------------
             UTILITIES - ELECTRIC (0.8%)
     5,000   Portland General Corp........        145,625
     5,000   Scana Corp...................        143,125
                                            -------------
                                                  288,750
                                            -------------
             TOTAL COMMON STOCKS
               (IDENTIFIED COST
               $30,209,869)...............     32,630,894
                                            -------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)                                      VALUE
-----------                                 -------------
             U.S. GOVERNMENT OBLIGATIONS (12.3%)
 $   2,175   U.S. Treasury Note Principal
               Strip 0.00% due 05/15/18...  $     538,061
     2,900   U.S. Treasury Note Principal
               Strip 0.00% due 08/15/18...        706,249
     1,880   U.S. Treasury Note Principal
               Strip 0.00% due 02/15/19...        443,777
     4,840   U.S. Treasury Note Principal
               Strip 0.00% due 05/15/19...      1,124,892
     5,540   U.S. Treasury Note Principal
               Strip 0.00% due 08/15/19...      1,267,544
     2,820   U.S. Treasury Note Principal
               Strip 0.00% due 11/15/19...        635,274
                                            -------------
             TOTAL U.S. GOVERNMENT
               OBLIGATIONS (IDENTIFIED
               COST $4,254,615)...........      4,715,797
                                            -------------

             SHORT-TERM INVESTMENT (A) (3.7%)
             U.S. GOVERNMENT AGENCY
     1,400   Federal Home Loan Mortgage
               Corp. 5.75% due 01/02/96
               (Amortized Cost
               $1,399,776)................      1,399,776
                                            -------------

TOTAL INVESTMENTS (IDENTIFIED
  COST
  $35,864,260) (B)............      101.3%     38,746,467

LIABILITIES IN EXCESS OF CASH
  AND OTHER ASSETS............       (1.3)       (511,681)
                                ----------  -------------
NET ASSETS....................      100.0%  $  38,234,786
                                ----------  -------------
                                ----------  -------------

----------------
ADR  AMERICAN DEPOSITORY RECEIPT.
 *   NON-INCOME PRODUCING SECURITY.
(A) SECURITY WAS PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST.

                       SEE NOTES TO FINANCIAL STATEMENTS

Global Equity
Portfolio of Investments DECEMBER 31, 1995
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             COMMON AND PREFERRED STOCKS (87.8%)
             ARGENTINA (0.5%)
             AUTOMOTIVE
     4,000   Ciadea S.A.*.................  $      20,517
                                            -------------
             FOODS & BEVERAGES
     2,800   Quilmes Industrial S.A.......         43,680
                                            -------------
             TELECOMMUNICATIONS
       800   Telefonica de Argentina S.A.
               (ADR)......................         21,800
                                            -------------
             TOTAL ARGENTINA..............         85,997
                                            -------------
             BRAZIL (0.5%)
             SUPERMARKETS
     5,000   Companhia Brasileiras de
               Distribuicao (ADR) - 144A*
               **.........................         51,250
                                            -------------
             TELECOMMUNICATIONS
       300   Telecomunicacoes Brasileiras
               S.A. (ADR).................         14,213
                                            -------------
             UTILITIES - ELECTRIC
       550   Companhia Energetica de Minas
               Gerais (ADR) - 144A* **....         12,100
                                            -------------
             TOTAL BRAZIL.................         77,563
                                            -------------
             CANADA (0.5%)
             METALS & MINING
     1,400   Barrick Gold Corp............         36,964
                                            -------------
             OIL
     1,500   Suncor, Inc..................         47,030
                                            -------------
             TOTAL CANADA.................         83,994
                                            -------------
             CHILE (0.9%)
             BANKS
     3,000   Banco de A. Edwards (ADR)*...         58,875
                                            -------------
             CONGLOMERATES
     2,200   Madeco S.A. (ADR)............         59,400
                                            -------------
             FOODS & BEVERAGES
       500   Embotelladora Andina S.A.
               (ADR)......................         18,063
                                            -------------
             TELECOMMUNICATIONS
       300   Compania de
               Telecommunicaciones de
               Chile S.A. (ADR)...........         24,863
                                            -------------
             TOTAL CHILE..................        161,201
                                            -------------
             FRANCE (2.5%)
             APPAREL
       200   Hermes International.........         37,509
                                            -------------
             BANKING
       700   Credit Commercial de
               France.....................         35,660
       350   Credit Local de France.......         27,969
       300   Societe Generale.............         36,999
                                            -------------
                                                  100,628
                                            -------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------

             BUILDING MATERIALS
       300   Compagnie de Saint-Gobain....  $      33,146
                                            -------------
             BUSINESS & PUBLIC SERVICES
       200   Compagnie Generale des
               Eaux.......................         19,933
                                            -------------
             ENGINEERING & CONSTRUCTION
       200   Bouygues S.A.................         20,112
                                            -------------
             FOODS & BEVERAGES
       160   LVMH Moet-Hennessy Louis
               Vuitton....................         33,269
                                            -------------
             HEALTH & PERSONAL CARE
       100   L'Oreal......................         26,725
                                            -------------
             INSURANCE
       400   AXA..........................         26,909
                                            -------------
             MACHINERY - DIVERSIFIED
       110   Sidel S.A....................         34,219
                                            -------------
             PHARMACEUTICALS
       550   Sanofi S.A...................         35,194
                                            -------------
             RETAIL
        50   Carrefour Supermarche........         30,282
       180   Castorama Dubois.............         29,428
                                            -------------
                                                   59,710
                                            -------------
             TOTAL FRANCE.................        427,354
                                            -------------
             GERMANY (2.0%)
             AUTO RELATED
       300   Kiekert AG*..................         17,781
                                            -------------
             AUTOMOTIVE
        30   Bayerische Motoren Werke
               (BMW) AG...................         15,339
       100   Volkswagen AG................         33,363
                                            -------------
                                                   48,702
                                            -------------
             BUSINESS SERVICES
       600   SAP AG (Pref.)...............         90,574
                                            -------------
             CHEMICALS
       140   Bayer AG.....................         36,863
                                            -------------
             MACHINERY - DIVERSIFIED
       200   Jungheinrich AG (Pref.)......         28,383
       200   Mannesmann AG................         63,541
                                            -------------
                                                   91,924
                                            -------------
             PHARMACEUTICALS
       100   Gehe AG......................         50,783
                                            -------------
             TOTAL GERMANY................        336,627
                                            -------------
             HONG KONG (4.2%)
             BANKING
    10,000   Guoco Group Ltd..............         48,241
     6,000   Hang Seng Bank Ltd...........         53,738
     5,270   HSBC Holdings PLC............         79,745
                                            -------------
                                                  181,724
                                            -------------

Global Equity
Portfolio of Investments DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             BUSINESS SERVICES
    40,000   First Pacific Co. Ltd........  $      44,490
                                            -------------
             CONGLOMERATES
    35,000   Hutchison Whampoa, Ltd.......        213,204
     6,500   Swire Pacific Ltd. (Class
               A).........................         50,440
                                            -------------
                                                  263,644
                                            -------------
             HOTELS
    14,000   Harbour Centre Development...         16,205
                                            -------------
             REAL ESTATE
    17,000   Cheung Kong (Holdings)
               Ltd........................        103,557
    11,000   New World Development Co.
               Ltd........................         47,944
     6,000   Sun Hung Kai Properties
               Ltd........................         49,082
                                            -------------
                                                  200,583
                                            -------------
             TRANSPORTATION
    10,000   Cathay Pacific Airways.......         15,261
                                            -------------
             TOTAL HONG KONG..............        721,907
                                            -------------
             INDONESIA (0.3%)
             TELECOMMUNICATIONS
     1,500   PT Indosat (ADR).............         54,750
                                            -------------
             ITALY (1.3%)
             CONSUMER PRODUCTS
     2,000   De Rigo SpA (ADR)*...........         45,500
     1,000   Gucci Group NV (ADR)*........         38,875
                                            -------------
                                                   84,375
                                            -------------
             OIL & GAS
     2,500   Ente Nazionale Idrocarburi
               SpA
               (ADR)*.....................         85,625
                                            -------------
             TELECOMMUNICATIONS
    15,000   Telecom Italia Mobile SpA*...         26,409
    15,000   Telecom Italia SpA...........         23,339
                                            -------------
                                                   49,748
                                            -------------
             TOTAL ITALY..................        219,748
                                            -------------
             JAPAN (26.4%)
             AUTO PARTS
     1,000   Autobacs Seven Co............         83,019
                                            -------------
             AUTOMOTIVE
    11,000   Mitsubishi Motors Corp.......         89,511
     6,000   Suzuki Motor Co. Ltd.........         66,763
                                            -------------
                                                  156,274
                                            -------------
             BANKING
    10,000   Asahi Bank, Ltd..............        125,785
     5,000   Sanwa Bank, Ltd..............        101,597
     5,000   Sumitomo Bank................        105,951
     4,000   Sumitomo Trust & Banking.....         56,507
                                            -------------
                                                  389,840
                                            -------------
 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             BUILDING & CONSTRUCTION
     1,000   Chudenko Corp................  $      34,253
     1,000   Mitsui Home Co., Ltd.........         15,965
    10,000   Nishimatsu Construction
               Co.........................        117,077
     7,000   Sekisui House Ltd............         89,405
                                            -------------
                                                  256,700
                                            -------------
             BUILDING MATERIALS
     3,000   Tostem Corp..................         99,565
                                            -------------
             BUSINESS SERVICES
     5,000   Dai Nippon Printing Co.
               Ltd........................         84,664
     2,000   Secom Co.....................        138,944
                                            -------------
                                                  223,608
                                            -------------
             CHEMICALS
     7,000   Asahi Chemical Industry Co.
               Ltd........................         53,508
     9,000   Kaneka Corp..................         56,691
    10,000   Nippon Shokubai K.K. Co......         97,726
     2,000   Shin-Etsu Chemical Co........         41,413
                                            -------------
                                                  249,338
                                            -------------
             CONSUMER PRODUCTS
     6,000   Kao Corp.....................         74,311
                                            -------------
             ELECTRONICS
     1,000   Alpine Electronics Inc.......         16,836
     5,000   Canon, Inc...................         90,469
     5,000   Hitachi, Ltd.................         50,314
     4,000   Matsushita Electric
               Industrial Co. Ltd.........         65,022
     1,000   Mitsui High-Tec..............         26,125
     1,000   Mitsumi Electric Co. Ltd.....         24,093
     7,000   NEC Corp.....................         85,341
     2,000   Nitto Denko Corp.............         30,963
                                            -------------
                                                  389,163
                                            -------------
             ELECTRONICS - SEMICONDUCTORS/COMPONENTS
     1,000   Kyocera Corp.................         74,214
     2,000   Rohm Co., Ltd................        112,821
     4,000   Ryoyo Electro Corp...........         91,340
                                            -------------
                                                  278,375
                                            -------------
             FINANCIAL SERVICES
     3,000   Nomura Securities Co.,
               Ltd........................         65,312
     3,000   Orix Corp....................        123,366
     2,000   Promise Co., Ltd.............         96,178
                                            -------------
                                                  284,856
                                            -------------
             FOOD PROCESSING
     1,000   Stamina Foods................         13,643
                                            -------------
             HEALTH & PERSONAL CARE
     1,000   Yamanouchi Pharmaceutical
               Co.........................         21,480
                                            -------------

Global Equity
Portfolio of Investments DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             INSURANCE
     5,000   Dai-Tokyo Fire & Marine
               Insurance Co. Ltd..........  $      38,123
     7,000   Tokio Marine & Fire Insurance
               Co.........................         91,437
                                            -------------
                                                  129,560
                                            -------------
             INTERNATIONAL TRADE
     5,000   Mitsubishi Corp..............         61,442
    13,000   Mitsui & Co..................        113,962
                                            -------------
                                                  175,404
                                            -------------
             MACHINE TOOLS
     7,000   Asahi Diamond Industries Co.
               Ltd........................         98,210
                                            -------------
             MACHINERY
     1,000   Aichi Corp...................          8,863
     5,000   Daifuku Co. Ltd..............         70,634
     1,000   Fanuc, Ltd...................         43,251
     9,000   Komatsu Ltd..................         74,020
     1,000   Mabuchi Motor Co.............         62,119
     5,000   Minebea Co., Ltd.............         41,896
    11,000   Mitsubishi Heavy Industries,
               Ltd........................         87,596
     1,000   Nippon Thompson Co...........          8,805
     1,000   Nitto Electric Works.........         14,320
     7,000   NSK Ltd......................         50,798
                                            -------------
                                                  462,302
                                            -------------
             MANUFACTURING
     1,000   Bridgestone Metalpha Corp....         11,321
     9,000   Hitachi Cable................         63,657
     2,000   Nippon Electric Glass Co.,
               Ltd........................         37,929
                                            -------------
                                                  112,907
                                            -------------
             METALS & MINING
    25,000   Nippon Steel Co..............         85,631
                                            -------------
             NATURAL GAS
    11,000   Osaka Gas Co.................         37,997
                                            -------------
             PHARMACEUTICALS
     6,000   Eisai Co. Ltd................        105,080
                                            -------------
             REAL ESTATE
     1,000   Cesar Co.....................          7,828
     4,000   Mitsui Fudosan Co............         49,153
    10,000   Sumitomo Realty &
               Development................         70,634
                                            -------------
                                                  127,615
                                            -------------
             RETAIL
     1,000   Honma Golf Co. Ltd.*.........         22,835
     1,000   Ito-Yokado Co. Ltd...........         61,538
     4,000   Izumiya Co. Ltd..............         64,635
     1,000   Xebio Co. Ltd................         35,317
                                            -------------
                                                  184,325
                                            -------------
             TELECOMMUNICATIONS
        10   Nippon Telegraph & Telephone
               (ADR)......................         80,793
                                            -------------
 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             TEXTILES - APPAREL
     5,000   Kuraray Co. Ltd..............  $      54,669
     4,000   Tokyo Style..................         68,505
                                            -------------
                                                  123,174
                                            -------------
             TRANSPORTATION
        12   East Japan Railway Co........         58,287
    12,000   Yamato Transport Co. Ltd.....        142,815
                                            -------------
                                                  201,102
                                            -------------
             UTILITIES - ELECTRIC
     3,020   Kyushu Electric Power........         71,299
                                            -------------
             TOTAL JAPAN..................      4,515,571
                                            -------------
             MALAYSIA (1.8%)
             BANKING
    11,000   DCB Holdings Berhad..........         32,066
     4,000   Malayan Banking Berhad.......         33,721
    17,000   Public Bank Berhad...........         32,547
                                            -------------
                                                   98,334
                                            -------------
             BUILDING & CONSTRUCTION
     5,000   United Engineers Malaysia
               Berhad.....................         31,909
                                            -------------
             ENTERTAINMENT
     4,000   Genting Berhad...............         33,406
                                            -------------
             MACHINERY
     6,000   UMW Holdings Berhad..........         16,072
                                            -------------
             NATURAL GAS
    10,000   Petronas Gas Berhad*.........         34,075
                                            -------------
             TELECOMMUNICATIONS
    12,000   Technology Resources
               Industries Berhad*.........         35,454
                                            -------------
             TOBACCO
    15,000   RJ Reynolds Berhad...........         34,568
                                            -------------
             UTILITIES - ELECTRIC
     8,000   Tenaga Nasional Berhad.......         31,515
                                            -------------
             TOTAL MALAYSIA...............        315,333
                                            -------------
             MEXICO (0.5%)
             BANKING
    70,000   Grupo Financiero Bancomer
               S.A. de C.V. (B Shares)*...         19,779
                                            -------------
             BUILDING & CONSTRUCTION
     1,000   Empresas ICA Sociedad
               Controladora S.A. de C.V.
               (ADR)......................         10,250
                                            -------------
             BUILDING MATERIALS
     4,000   Apasco S.A. de C.V...........         16,432
       600   Cemex S.A. de C.V. (B
               Shares)....................          2,160
                                            -------------
                                                   18,592
                                            -------------
             METALS & MINING
     2,100   Tubos de Acero de Mexico S.A.
               (ADR)*.....................         14,700
                                            -------------
             RETAIL
    15,000   Cifra S.A. de C.V. (C
               Shares)*...................         15,234
                                            -------------
             TOTAL MEXICO.................         78,555
                                            -------------

Global Equity
Portfolio of Investments DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             NETHERLANDS (0.4%)
             INSURANCE
       800   Aegon NV.....................  $      35,345
                                            -------------
             PUBLISHING
       300   Ver Ned Uitgev NV............         41,126
                                            -------------
             TOTAL NETHERLANDS............         76,471
                                            -------------
             SINGAPORE (2.5%)
             BANKING
     4,500   Development Bank of
               Singapore, Ltd.............         56,019
     5,000   United Overseas Bank, Ltd....         48,097
                                            -------------
                                                  104,116
                                            -------------
             FOODS & BEVERAGES
     4,000   Fraser & Neave Ltd...........         50,927
                                            -------------
             MACHINERY - DIVERSIFIED
     5,000   Keppel Corp., Ltd............         44,561
                                            -------------
             PUBLISHING
     4,000   Singapore Press Holdings
               Ltd........................         70,731
                                            -------------
             REAL ESTATE
    17,000   DBS Land Ltd.................         57,476
     9,000   Singapore Land Ltd...........         58,247
                                            -------------
                                                  115,723
                                            -------------
             TRANSPORTATION
     4,000   Singapore Airlines Ltd.......         37,346
                                            -------------
             TOTAL SINGAPORE..............        423,404
                                            -------------
             SOUTH KOREA (0.1%)
             ELECTRONICS
       400   Samsung Electronics Co. (GDS)
               - 144A* **.................         24,000
                                            -------------
             SPAIN (1.6%)
             BANKS
     1,600   Banco Bilbao Vizcaya.........         57,491
                                            -------------
             ENGINEERING & CONSTRUCTION
     5,000   Uralita S.A..................         45,223
                                            -------------
             OIL - FOREIGN
     2,000   Repsol S.A...................         65,750
                                            -------------
             TELECOMMUNICATIONS
     1,300   Telefonica de Espana S.A.
               (ADR)......................         54,438
                                            -------------
             UTILITIES - ELECTRIC
     1,000   Empresa Nacional de
               Electricidad S.A...........         56,487
                                            -------------
             TOTAL SPAIN..................        279,389
                                            -------------
 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------

             SWEDEN (0.7%)
             AUTOMOTIVE
       700   Autoliv AB...................  $      40,891
                                            -------------
             MACHINERY
     2,300   Kalmar Industries AB.........         38,091
                                            -------------
             TELECOMMUNICATION EQUIPMENT
     2,200   Ericsson (L.M.) Telephone Co.
               AB (Series "B" Free).......         43,059
                                            -------------
             TOTAL SWEDEN.................        122,041
                                            -------------
             SWITZERLAND (0.5%)
             CONGLOMERATES
        20   BBC Brown Boveri AG..........         23,234
                                            -------------
             PHARMACEUTICALS
        30   Ciba-Geigy AG................         26,398
        30   Sandoz AG (Series B).........         27,620
                                            -------------
                                                   54,018
                                            -------------
             TOTAL SWITZERLAND............         77,252
                                            -------------
             UNITED KINGDOM (5.7%)
             AEROSPACE & DEFENSE
     2,315   British Aerospace PLC........         28,555
     2,600   Smiths Industries PLC........         25,631
                                            -------------
                                                   54,186
                                            -------------
             AUTO PARTS
     5,535   BBA Group PLC................         24,837
                                            -------------
             BANKING
     2,800   National Westminster Bank
               PLC........................         28,145
                                            -------------
             BEVERAGES
     2,300   Bass PLC.....................         25,615
     3,100   Guinness PLC.................         22,752
                                            -------------
                                                   48,367
                                            -------------
             BROADCAST MEDIA
     3,300   Flextech PLC*................         23,887
     8,500   General Cable PLC*...........         25,296
                                            -------------
                                                   49,183
                                            -------------
             BUILDING & CONSTRUCTION
     5,267   Blue Circle Industries PLC...         27,961
                                            -------------
             BUSINESS SERVICES
     3,400   Reuters Holdings PLC.........         31,067
     1,100   Securicor Group PLC (A
               Shares)....................         15,089
                                            -------------
                                                   46,156
                                            -------------
             CHEMICALS
     8,000   Albright & Wilson PLC........         19,592
                                            -------------
             CONGLOMERATES
     3,600   BTR PLC......................         18,358
                                            -------------
             CONSUMER PRODUCTS
     3,400   Vendome Luxury Group PLC
               (Units)++..................         30,935
                                            -------------
             FOOD PROCESSING
     4,200   Associated British Foods
               PLC........................         24,022
                                            -------------

Global Equity
Portfolio of Investments DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             INSURANCE
     2,400   General Accident PLC.........  $      24,199
     4,869   Prudential Corp. PLC.........         31,282
     4,700   Royal Insurance Holdings
               PLC........................         27,792
                                            -------------
                                                   83,273
                                            -------------
             LEISURE
     3,500   Granada Group PLC............         34,991
     7,500   Tomkins PLC..................         32,724
                                            -------------
                                                   67,715
                                            -------------
             MANUFACTURING
     2,500   IMI PLC......................         12,729
                                            -------------
             METALS & MINING
     2,200   Antofagasta Holdings PLC.....          9,719
                                            -------------
             NATURAL GAS
     4,000   British Gas PLC..............         15,748
                                            -------------
             OIL
    13,500   British Petroleum Co. PLC....        112,681
                                            -------------
             PHARMACEUTICALS
     4,100   Glaxo Wellcome PLC...........         58,148
     6,500   Medeva PLC...................         27,203
                                            -------------
                                                   85,351
                                            -------------
             RETAIL
     3,600   Boots Co. PLC................         32,671
     5,500   Next PLC.....................         38,874
                                            -------------
                                                   71,545
                                            -------------
             TELECOMMUNICATIONS
    11,300   British Telecommunications
               PLC........................         62,003
    10,000   Vodafone Group PLC...........         35,805
                                            -------------
                                                   97,808
                                            -------------
             TRANSPORTATION
     2,500   British Airways PLC..........         18,058
                                            -------------
             UTILITIES
     2,700   Thames Water PLC.............         23,499
                                            -------------
             TOTAL UNITED KINGDOM.........        969,868
                                            -------------
             UNITED STATES (34.8%)
             ALUMINUM
     1,650   Aluminum Co. of America......         87,244
                                            -------------
             AUTOMOTIVE
     1,050   Chrysler Corp................         58,144
     1,200   General Motors Corp..........         63,450
                                            -------------
                                                  121,594
                                            -------------
             BANKS
     1,600   BankAmerica Corp.............        103,600
                                            -------------
 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------

             BANKS - MONEY CENTER
       980   Chemical Banking Corp........  $      57,575
       830   Citicorp.....................         55,818
                                            -------------
                                                  113,393
                                            -------------
             BANKS - THRIFT INSTITUTIONS
     3,900   California Federal Bank*.....         61,425
                                            -------------
             BEVERAGES - SOFT DRINKS
     2,000   PepsiCo Inc..................        111,750
                                            -------------
             BIOTECHNOLOGY
     4,000   Autoimmune, Inc.*............         44,000
     1,100   Biochem Pharma, Inc.*........         44,000
     1,000   Chiron Corp.*................        110,500
     2,300   Regeneron Pharmaceutical,
               Inc.*......................         29,038
                                            -------------
                                                  227,538
                                            -------------
             BROKERAGE
     1,050   Merrill Lynch & Co., Inc.....         53,550
       680   Morgan Stanley Group, Inc....         54,825
                                            -------------
                                                  108,375
                                            -------------
             BUSINESS SYSTEMS
     1,200   General Motors Corp. (Class
               E).........................         62,400
                                            -------------
             CHEMICALS
     1,500   Dow Chemical Co..............        105,563
     1,300   Georgia Gulf Corp............         39,975
       900   Monsanto Co..................        110,250
     1,700   Praxair, Inc.................         57,163
     2,700   Williams Companies, Inc......        118,463
                                            -------------
                                                  431,414
                                            -------------
             COMMUNICATIONS - EQUIPMENT & SOFTWARE
     1,150   Cisco Systems, Inc.*.........         85,819
                                            -------------
             COMPUTER SOFTWARE
     1,590   Computer Associates
               International, Inc.........         90,431
                                            -------------
             COMPUTERS - PERIPHERAL EQUIPMENT
     1,100   Seagate Technology, Inc.*....         52,250
                                            -------------
             COMPUTERS - SYSTEMS
     1,050   Hewlett-Packard Co...........         87,938
       600   International Business
               Machines Corp..............         55,050
     1,600   Silicon Graphics, Inc.*......         44,000
                                            -------------
                                                  186,988
                                            -------------
             CONSUMER PRODUCTS
     1,200   Tambrands, Inc.*.............         57,300
                                            -------------
             DRUGS
     3,100   Abbott Laboratories..........        129,424
       660   American Home Products
               Corp.......................         64,020
                                            -------------
                                                  193,444
                                            -------------
             ELECTRONIC COMPONENTS
     1,200   Komag Inc.*..................         54,750
                                            -------------

Global Equity
Portfolio of Investments DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             ELECTRONICS - SEMICONDUCTORS/COMPONENTS
     1,500   Intel Corp...................  $      85,125
     1,500   Motorola, Inc................         85,500
     1,600   Texas Instruments Inc........         82,800
                                            -------------
                                                  253,425
                                            -------------
             FINANCE - CONSUMER
     1,940   Beneficial Corp..............         90,453
                                            -------------
             FINANCIAL - MISCELLANEOUS
     1,650   Federal Home Loan Mortgage
               Corp.......................        137,774
     1,050   Federal National Mortgage
               Association................        130,331
     1,100   Golden West Financial
               Corp.......................         60,775
                                            -------------
                                                  328,880
                                            -------------
             FINANCIAL SERVICES
     1,500   SunAmerica Inc...............         71,250
       960   Travelers Group, Inc.........         60,360
                                            -------------
                                                  131,610
                                            -------------
             FOODS & BEVERAGES
     1,130   General Mills, Inc...........         65,258
                                            -------------
             HOSPITAL MANAGEMENT
     1,450   U.S. Healthcare, Inc.........         67,244
                                            -------------
             HOUSEHOLD APPLIANCES
     1,500   Whirlpool Corp...............         79,875
                                            -------------
             HOUSEHOLD PRODUCTS
     1,350   Colgate-Palmolive Co.........         94,838
     1,100   Procter & Gamble Co..........         91,300
                                            -------------
                                                  186,138
                                            -------------
             INSURANCE
       900   American International Group,
               Inc........................         83,250
       540   CIGNA Corp...................         55,755
                                            -------------
                                                  139,005
                                            -------------
             MEDICAL PRODUCTS & SUPPLIES
     2,000   Medtronic, Inc...............        111,750
                                            -------------
             METALS & BASIC MATERIALS
     1,700   Phelps Dodge Corp............        105,825
                                            -------------
             NATURAL GAS
     3,000   Pacific Enterprises..........         84,750
                                            -------------
             OFFICE EQUIPMENT
     1,900   Alco Standard Corp...........         86,688
                                            -------------
             OIL DRILLING & SERVICES
     1,600   Schlumberger Ltd. (ADR)
               (Netherlands Antilles).....        110,800
                                            -------------
             OIL INTEGRATED - INTERNATIONAL
     1,150   Chevron Corp.................         60,375
       780   Exxon Corp...................         62,498
     1,000   Mobil Corp...................        111,999
       870   Texaco, Inc..................         68,295
                                            -------------
                                                  303,167
                                            -------------
 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             PHARMACEUTICALS
     1,300   Johnson & Johnson............  $     111,313
                                            -------------
             RETAIL - DEPARTMENT STORES
     1,350   Dayton-Hudson Corp...........        101,250
                                            -------------
             RETAIL - SPECIALTY
     3,000   Bed, Bath & Beyond, Inc.*....        115,874
     5,000   Price/Costco, Inc.*..........         76,250
                                            -------------
                                                  192,124
                                            -------------
             RETAIL - SPECIALTY APPAREL
     1,300   Gap, Inc.....................         54,600
                                            -------------
             SHOES
       950   Nike, Inc....................         66,144
                                            -------------
             STEEL & IRON
     5,400   Bethlehem Steel Corp.*.......         75,600
                                            -------------
             TELECOMMUNICATIONS
     1,550   Bell Atlantic Corp...........        103,656
     1,300   GTE Corp.....................         57,200
     3,500   Pacific Telesis Group........        117,687
                                            -------------
                                                  278,543
                                            -------------
             TOBACCO
     7,000   Dimon, Inc...................        123,375
                                            -------------
             UTILITIES - ELECTRIC
     3,300   Baltimore Gas & Electric
               Co.........................         94,050
     3,000   CINergy Corp.................         91,875
     3,000   Consolidated Edison Co. of
               New York, Inc..............         96,000
     2,500   Florida Progress Corp........         88,438
     2,700   General Public Utilities
               Corp.......................         91,800
     3,700   Houston Industries, Inc......         89,725
     3,500   Kansas City Power & Light
               Co.........................         91,438
                                            -------------
                                                  643,326
                                            -------------
             TOTAL UNITED STATES..........      5,940,858
                                            -------------
             VENEZUELA (0.1%)
             CHEMICALS
     2,000   Corimon S.A.C.A. (ADR)*......          7,500
                                            -------------
             TOTAL COMMON AND PREFERRED
               STOCKS (IDENTIFIED COST
               $14,413,833)...............     14,999,383
                                            -------------

Global Equity
Portfolio of Investments DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)
-----------
             SHORT-TERM INVESTMENT (A) (11.3%)
             U.S. GOVERNMENT AGENCY
 $   1,930   Federal Home Loan Mortgage
               Corp. 5.75% due 01/02/96
               (Amortized Cost
               $1,929,692)................  $   1,929,692
                                            -------------
TOTAL INVESTMENTS (IDENTIFIED
  COST
  $16,343,525) (B)............       99.1%     16,929,075
CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES.......        0.9         145,228
                                ----------  -------------
NET ASSETS....................      100.0%  $  17,074,303
                                ----------  -------------
                                ----------  -------------

----------------
ADR  AMERICAN DEPOSITORY RECEIPT.
GDS  GLOBAL DEPOSITORY SHARES.
 *   NON-INCOME PRODUCING SECURITY.
**   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
++ CONSISTS OF MORE THAN ONE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; GENERALLY STOCKS WITH ATTACHED WARRANTS.
(A) SECURITY WAS PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST.

FORWARD FOREIGN CURRENCY CONTRACT OPEN AT DECEMBER 31, 1995:

                         IN
CONTRACTS             EXCHANGE           DELIVERY           UNREALIZED
TO DELIVER              FOR                DATE            APPRECIATION
----------           ----------          --------          ------------
 Y 114,654           $   1,111           01/05/96              $ 2
                                                                --
                                                                --

                       SEE NOTES TO FINANCIAL STATEMENTS

Global Equity
Summary of Investments
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                           PERCENT OF
INDUSTRY                        VALUE      NET ASSETS
----------------------------  ----------  -------------
Aerospace & Defense.........  $   54,186          0.3%
Aluminum....................      87,244          0.5
Apparel.....................      37,509          0.2
Auto Parts..................     107,856          0.6
Auto Related................      17,781          0.1
Automotive..................     387,978          2.3
Banking.....................     922,566          5.4
Banks.......................     219,966          1.3
Banks - Money Center........     113,393          0.7
Banks - Thrift
 Institutions...............      61,425          0.4
Beverages...................      48,367          0.3
Beverages - Soft Drinks.....     111,750          0.7
Biotechnology...............     227,538          1.3
Broadcast Media.............      49,183          0.3
Brokerage...................     108,375          0.6
Building & Construction.....     326,820          1.9
Building Materials..........     151,303          0.9
Business & Public
 Services...................      19,933          0.1
Business Services...........     404,828          2.4
Business Systems............      62,400          0.4
Chemicals...................     744,707          4.4
Communications - Equipment &
 Software...................      85,819          0.5
Computer Software...........      90,431          0.5
Computers - Peripheral
 Equipment..................      52,250          0.3
Computers - Systems.........     186,988          1.1
Conglomerates...............     364,636          2.1
Consumer Products...........     246,921          1.5
Drugs.......................     193,444          1.1
Electronic Components.......      54,750          0.3
Electronics.................     413,163          2.4
Electronics -
Semiconductors/Components...     531,800          3.1
Engineering &
 Construction...............      65,335          0.4
Entertainment...............      33,406          0.2
Finance - Consumer..........      90,453          0.5
Financial - Miscellaneous...     328,880          1.9
Financial Services..........     416,466          2.4
Food Processing.............     102,923          0.6
Foods & Beverages...........     145,939          0.9
Health & Personal Care......      48,205          0.3

                                           PERCENT OF
INDUSTRY                        VALUE      NET ASSETS
----------------------------  ----------  -------------
Hospital Management.........  $   67,244          0.4%
Hotels......................      16,205          0.1
Household Appliances........      79,875          0.5
Household Products..........     186,138          1.1
Insurance...................     414,092          2.4
International Trade.........     175,404          1.0
Leisure.....................      67,715          0.4
Machine Tools...............      98,210          0.6
Machinery...................     516,465          3.0
Machinery - Diversified.....     170,704          1.0
Manufacturing...............     125,636          0.7
Medical Products &
 Supplies...................     111,750          0.7
Metals & Basic Materials....     105,825          0.6
Metals & Mining.............     147,014          0.9
Natural Gas.................     172,570          1.0
Office Equipment............      86,688          0.5
Oil.........................     159,711          0.9
Oil & Gas...................      85,625          0.5
Oil - Foreign...............      65,750          0.4
Oil Drilling & Services.....     110,800          0.6
Oil Integrated -
 International..............     303,167          1.8
Pharmaceuticals.............     441,739          2.6
Publishing..................     111,857          0.7
Real Estate.................     443,921          2.6
Retail......................     330,814          1.9
Retail - Department
 Stores.....................     101,250          0.6
Retail - Specialty..........     192,124          1.1
Retail - Specialty
 Apparel....................      54,600          0.3
Shoes.......................      66,144          0.4
Steel & Iron................      75,600          0.4
Supermarkets................      51,250          0.3
Telecommunication
 Equipment..................      43,059          0.3
Telecommunications..........     712,410          4.2
Textiles - Apparel..........     123,174          0.7
Tobacco.....................     157,943          0.9
Transportation..............     271,767          1.6
U.S. Government Agency......   1,929,692         11.3
Utilities...................      23,499          0.1
Utilities - Electric........     814,727          4.8
                              ----------          ---
                              $16,929,075        99.1%
                              ----------          ---
                              ----------          ---

----------------------------------------------------------------

                                                                                                   PERCENT OF
TYPE OF INVESTMENT                                                                      VALUE      NET ASSETS
------------------------------------------------------------------------------------  ----------  -------------
Common Stocks.......................................................................  $14,880,426        87.1%
Preferred Stocks....................................................................     118,957          0.7
Short-Term Investment...............................................................   1,929,692         11.3
                                                                                      ----------          ---
                                                                                      $16,929,075        99.1%
                                                                                      ----------          ---
                                                                                      ----------          ---

                       SEE NOTES TO FINANCIAL STATEMENTS

Developing Growth
Portfolio of Investments DECEMBER 31, 1995
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             COMMON STOCKS (76.7%)
             AEROSPACE & DEFENSE (0.4%)
     6,400   Base Ten Systems, Inc. (Class
               A)*........................  $      70,400
                                            -------------
             BANKS (1.0%)
     1,600   Firstar Corp.................         63,400
     2,000   TR Financial Corp............         51,000
     2,600   Trustmark Corp...............         57,200
                                            -------------
                                                  171,600
                                            -------------
             BANKS - COMMERCIAL (0.3%)
     1,500   U.S. Bancorp.................         50,250
                                            -------------
             BIOTECHNOLOGY (1.9%)
     2,700   Cephalon Inc.*...............        110,024
    10,400   Creative Biomolecules,
               Inc.*......................         71,500
     1,200   Genetics Institute, Inc.*....         64,200
     1,210   Gilead Sciences, Inc.*.......         38,720
     4,500   OEC Medical Systems, Inc.*...         43,875
                                            -------------
                                                  328,319
                                            -------------
             BREWERY (0.3%)
     2,500   Boston Beer Company, Inc.*...         59,375
                                            -------------
             BROADCAST MEDIA (1.3%)
     2,920   Heftel Broadcasting Corp.*...         51,100
     2,000   Infinity Broadcasting
               Corp.*.....................         74,500
     1,200   SFX Broadcasting, Inc. (Class
               A)*........................         35,700
     3,500   Tele-Communications, Inc.*...         69,563
                                            -------------
                                                  230,863
                                            -------------
             BROKERAGE (0.4%)
     2,900   Edwards (A.G.), Inc..........         69,238
                                            -------------
             BUILDING MATERIALS (0.3%)
     2,000   NCI Building Systems,
               Inc.*......................         48,750
                                            -------------
             BUSINESS EQUIPMENT (0.5%)
     2,400   Checkpoint Systems, Inc.*....         89,699
                                            -------------
             BUSINESS SERVICES (0.3%)
     1,270   Gartner Group Inc. (Class
               A)*........................         60,643
                                            -------------
             BUSINESS SYSTEMS (1.0%)
     2,620   American Management Systems,
               Inc.*......................         78,273
     1,600   DST Systems, Inc.*...........         45,600
     1,600   Zebra Technologies Corp.
               (Class A)*.................         54,400
                                            -------------
                                                  178,273
                                            -------------
             COMMERCIAL SERVICES (3.2%)
     1,600   Alternative Resources
               Corp.*.....................         47,200
     1,450   America Online, Inc.*........         54,013
     2,400   APAC Teleservices, Inc.*.....         79,800
     2,800   Career Horizons, Inc.*.......         92,399
     2,190   Danka Business Systems PLC
               (ADR) (United Kingdom).....         80,755
     1,650   Norrell Corp.................         48,469
     1,630   On Assignment, Inc.*.........         53,383
     6,100   Protection One, Inc.*........         61,000
     1,500   Sitel Corp.*.................         45,375
                                            -------------
                                                  562,394
                                            -------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------

             COMMUNICATIONS - EQUIPMENT & SOFTWARE (3.2%)
       600   3Com Corp.*..................  $      27,975
     1,100   Ascend Communications,
               Inc.*......................         89,237
     1,680   Bay Networks, Inc.*..........         68,880
       900   Cabletron Systems, Inc.*.....         72,900
       905   Cisco Systems, Inc.*.........         67,536
     1,620   Madge Networks NV
               (Netherlands)* ............         71,888
     1,000   Newbridge Networks Corp.*....         41,375
     1,220   Premisys Communications,
               Inc.*......................         68,320
       600   Stratacom, Inc...............         43,800
                                            -------------
                                                  551,911
                                            -------------
             COMMUNICATIONS - EQUIPMENT/MANUFACTURERS
               (2.2%)
     1,800   Adaptec, Inc.*...............         73,574
     1,690   ADC Telecommunictions,
               Inc.*......................         61,263
     1,500   Andrew Corp.*................         57,375
     4,970   Boston Technology, Inc.*.....         63,368
     3,200   Comverse Technology, Inc.*...         64,000
       660   U.S. Robotics Corp.*.........         57,750
                                            -------------
                                                  377,330
                                            -------------
             COMPUTER EQUIPMENT (1.0%)
     2,500   3D Systems Corp.*............         59,375
     2,300   International Rectifier
               Corp.*.....................         57,500
     2,100   Storage Technology Corp.*....         50,138
                                            -------------
                                                  167,013
                                            -------------
             COMPUTER SOFTWARE (7.1%)
     1,100   Adobe Systems, Inc...........         68,200
     3,000   Borland International,
               Inc.*......................         49,500
     1,500   Business Objects S.A. (ADR)
               (France)*..................         72,000
     3,150   Cheyenne Software, Inc.*.....         82,293
     1,300   Ciber, Inc.*.................         29,900
     2,400   Computron Software, Inc.*....         42,600
     4,800   Consilium, Inc.*.............         57,000
     2,000   Dialogic Corp.*..............         77,000
     2,400   Discreet Logic, Inc.*........         60,000
     2,000   FTP Software, Inc.*..........         58,000
     1,300   Fulcrum Technologies,
               Inc.*......................         40,300
     2,460   Informix Corp.*..............         73,800
       980   Kronos, Inc.*................         46,550
       840   Macromedia, Inc.*............         43,575
       760   Medic Computer Systems,
               Inc.*......................         45,790
     4,000   Micrografx, Inc.*............         52,500
       900   Pairgrain Technologies,
               Inc.*......................         48,825
     2,410   Progress Software Corp.*.....         89,169
     1,640   Project Software &
               Development, Inc.*.........         57,195
     1,900   Softkey International,
               Inc.*......................         43,463
     2,000   Sybase, Inc.*................         71,500
     1,000   Triple P NV (Netherlands)*...         10,000
                                            -------------
                                                1,219,160
                                            -------------

Developing Growth
Portfolio of Investments DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             COMPUTER SOFTWARE & SERVICES (5.0%)
     2,500   Analysts International
               Corp.......................  $      75,000
     2,600   Checkfree Corp.*.............         55,250
       500   Citrix Systems, Inc.*........         16,250
     2,800   Clarify, Inc.*...............         83,300
     2,500   Computer Task Group, Inc.....         49,375
     5,500   Cooper & Chyan Technology,
               Inc.*......................         85,249
     3,750   Dendrite International,
               Inc.*......................         67,500
     4,000   Elcom International, Inc.*...         60,000
       500   Insignia Solutions, Inc.
               (ADR) (United Kingdom)*....          5,875
     1,600   Legato Systems, Inc.*........         48,800
       500   Netscape Communications
               Corp.*.....................         69,500
     2,700   Novadigm, Inc.*..............         75,600
       400   Objective Systems
               Integrators, Inc.*.........         21,800
     1,000   Premenos Technology Corp.*...         26,250
     3,000   Saville Systems Ireland PLC
               (ADR) (Ireland)*...........         42,375
     1,200   Sterling Software Inc.*......         74,850
                                            -------------
                                                  856,974
                                            -------------
             COMPUTERS (1.3%)
     1,000   Micros Systems, Inc.*........         49,250
     1,900   Mylex Corp.*.................         36,338
     2,000   NetStar, Inc.*...............         36,500
     1,500   Network Appliance, Inc.*.....         59,812
     3,000   Xircom, Inc.*................         37,125
                                            -------------
                                                  219,025
                                            -------------
             COMPUTERS - PERIPHERAL EQUIPMENT (0.9%)
     5,610   Exabyte Corp.*...............         82,045
     1,440   Seagate Technology, Inc.*....         68,400
                                            -------------
                                                  150,445
                                            -------------
             COMPUTERS - SYSTEMS (0.2%)
     1,260   VideoServer, Inc.*...........         39,690
                                            -------------
             CONSUMER PRODUCTS (0.2%)
     1,600   General Nutrition Companies,
               Inc.*......................         36,800
                                            -------------
             COSMETICS (0.5%)
     1,000   Estee Lauder Companies (Class
               A)*........................         34,875
     2,130   Thermolase Corp.*............         55,114
                                            -------------
                                                   89,989
                                            -------------
             DRUGS (0.6%)
     1,070   Genzyme Corp. General
               Division*..................         66,340
       820   Teva Pharmaceutical
               Industries Ltd. (ADR)
               (Israel)...................         37,925
                                            -------------
                                                  104,265
                                            -------------
             ELECTRICAL EQUIPMENT (0.6%)
     1,220   Fore Systems, Inc.*..........         72,438
     2,730   Methode Electronics, Inc.
               (Class A)..................         38,220
                                            -------------
                                                  110,658
                                            -------------
 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             ELECTRONIC COMPONENTS (1.0%)
     1,560   Adtran, Inc.*................  $      84,629
       710   Komag Inc.*..................         32,394
     1,400   Teltrend, Inc.*..............         65,450
                                            -------------
                                                  182,473
                                            -------------
             ELECTRONICS (0.3%)
     2,000   Franklin Electronic
               Publishers, Inc.*..........         59,000
                                            -------------
             ELECTRONICS - SEMICONDUCTORS (1.7%)
     2,500   ESS Technology, Inc.*........         57,500
     4,000   Integrated Device Technology,
               Inc.*......................         51,500
     1,020   KLA Instruments Corp.*.......         26,520
     1,330   LSI Logic Corp.*.............         43,558
     2,000   MEMC Electronic Materials,
               Inc.*......................         65,250
     1,800   Unitrode Corp.*..............         50,850
                                            -------------
                                                  295,178
                                            -------------
             ELECTRONICS - SEMICONDUCTORS/COMPONENTS
               (1.0%)
     1,320   Altera Corp.*................         65,505
     2,570   Atmel Corp.*.................         56,861
     3,000   S3, Inc.*....................         52,500
                                            -------------
                                                  174,866
                                            -------------
             ENTERTAINMENT & LEISURE TIME (0.4%)
     5,040   Cinar Films Inc. (Class B)
               (Canada)*..................         74,970
                                            -------------
             ENTERTAINMENT/GAMING (0.3%)
     1,810   Showboat, Inc................         47,739
                                            -------------
             ENVIRONMENTAL CONTROL (0.9%)
     1,400   Molten Metal Technology,
               Inc.*......................         45,500
     7,500   Philip Environmental, Inc.
               (Canada)*..................         45,938
     2,000   U.S.A. Waste Services,
               Inc.*......................         37,750
       700   United Waste Systems,
               Inc.*......................         25,725
                                            -------------
                                                  154,913
                                            -------------
             FINANCIAL SERVICES (0.9%)
       350   Aames Financial Corp.........          9,756
     4,990   Envoy Corp.*.................         85,454
     1,200   First USA, Inc...............         53,250
                                            -------------
                                                  148,460
                                            -------------
             HARDWARE & TOOLS (0.4%)
     1,100   Nucor Corp...................         62,838
                                            -------------
             HEALTH EQUIPMENT & SERVICES (0.2%)
       650   Nellcor Puritan Bennett,
               Inc.*......................         37,700
                                            -------------
             HEALTHCARE PRODUCTS & SERVICES (0.6%)
       605   HBO & Co.....................         46,131
     1,480   Medaphis Corp.*..............         54,760
                                            -------------
                                                  100,891
                                            -------------
             HOME BUILDING (0.4%)
     3,250   Clayton Homes, Inc...........         69,469
                                            -------------

Developing Growth
Portfolio of Investments DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             HOSPITAL MANAGEMENT & HEALTH MAINTENANCE
               ORGANIZATIONS (2.4%)
     2,000   American Oncology Resources,
               Inc.*......................  $      96,999
     2,090   Compdent Corp.*..............         86,735
     2,300   Coventry Corp.*..............         47,438
     1,600   Genesis Health Ventures,
               Inc.*......................         58,400
     2,200   Horizon/CMS Healthcare
               Corp.*.....................         55,550
     1,000   Oxford Health Plans, Inc.*...         73,500
                                            -------------
                                                  418,622
                                            -------------
             HOSPITAL MANAGEMENT (0.7%)
     3,000   Mariner Health Group,
               Inc.*......................         50,250
       300   National Surgery Centers,
               Inc.*......................          6,750
     2,000   Total Renal Care Holdings,
               Inc.*......................         59,000
                                            -------------
                                                  116,000
                                            -------------
             HOSPITAL SUPPLY (0.3%)
     5,200   North American Biologicals,
               Inc.*......................         55,900
                                            -------------
             HOTELS/MOTELS (1.1%)
       570   HFS, Inc.*...................         46,598
     2,000   La Quinta Inns, Inc..........         54,750
     3,850   Renaissance Hotel Group NV
               (Hong Kong)*...............         98,175
                                            -------------
                                                  199,523
                                            -------------
             HOUSEHOLD PRODUCTS (0.4%)
     4,000   Oneida Ltd...................         70,500
                                            -------------
             INSURANCE (3.0%)
     2,800   American Travellers Corp.....         78,400
     1,400   Exel, Ltd....................         85,400
     3,800   Lawyers Title Corp...........         72,675
     1,000   Meadowbrook Insurance Group,
               Inc.*......................         33,500
     2,300   Stewart Information Services
               Corp.......................         49,450
     2,920   U.S. Facilities Corp.........         61,320
     1,950   United Dental Care, Inc.*....         80,438
     1,200   Vesta Insurance Group,
               Inc........................         65,400
                                            -------------
                                                  526,583
                                            -------------
             LIFE INSURANCE (0.3%)
     2,500   Wellcare Management Group,
               Inc. (The).................         52,500
                                            -------------
             MANUFACTURING (0.9%)
     2,000   ABC Rail Products Corp.*.....         44,000
     2,940   Brady (W.H.) Co. (Class A)...         76,440
     2,500   Memtec Ltd. (ADR)
               (Australia)................         40,625
                                            -------------
                                                  161,065
                                            -------------
             MEDICAL PRODUCTS & SUPPLIES (3.7%)
     3,890   Biomet, Inc.*................         69,048
     1,840   Boston Scientific Corp.*.....         90,160
     2,000   Empi, Inc.*..................         51,000
     1,500   Guidant Corp.................         63,375
     6,500   Meridian Diagnostics, Inc....         70,688
     2,800   Physician Sales & Service,
               Inc.*......................         78,399
     1,400   Research Industries Corp.*...         37,450
     4,220   Staar Surgical Co.*..........         44,838
     1,050   Summit Technology, Inc.*.....         35,438
     2,100   VISX, Inc.*..................         81,899
                                            -------------
                                                  622,295
                                            -------------
 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             MEDICAL SERVICES (0.6%)
     1,510   Healthsouth Corp.*...........  $      43,979
     1,500   Omnicare, Inc................         67,125
                                            -------------
                                                  111,104
                                            -------------
             METALS & MINING (0.5%)
     1,810   Case Corp....................         82,808
                                            -------------
             OFFICE EQUIPMENT & SUPPLIES (1.2%)
     2,800   Corporate Express, Inc.*.....         83,650
     2,200   Daisytek International
               Corp.*.....................         67,650
     1,400   Nu-Kote Holdings, Inc. (Class
               A)*........................         23,800
       780   Viking Office Products,
               Inc.*......................         36,270
                                            -------------
                                                  211,370
                                            -------------
             OIL & GAS EXPLORATION - CANADIAN (0.3%)
     1,000   Triton Energy Corp...........         57,375
                                            -------------
             OIL & GAS PRODUCTS (1.6%)
     2,960   Barrett Resources Corp.*.....         86,949
     2,370   Chesapeake Energy Corp.*.....         78,803
    12,000   Marine Drilling Co., Inc.*...         58,500
     1,650   Seitel Inc.*.................         58,369
                                            -------------
                                                  282,621
                                            -------------
             OIL DRILLING & SERVICES (2.9%)
     4,300   Cross Timbers Oil Co.........         75,788
     2,000   Global Industries Ltd.*......         59,500
     6,400   Global Marine, Inc.*.........         56,000
     1,500   Input/Output, Inc.*..........         86,625
     3,500   Smith International, Inc.*...         82,250
     3,000   Stone Energy Corp.*..........         46,125
     1,500   Western Atlas Inc.*..........         75,750
                                            -------------
                                                  482,038
                                            -------------
             OIL RELATED - INTERNATIONAL (0.3%)
     2,800   Ensco International Inc......         58,100
                                            -------------
             PHARMACEUTICALS (1.7%)
     6,300   Alliance Pharmaceutical
               Corp.*.....................         85,050
     2,670   Dura-Pharmaceuticals,
               Inc.*......................         92,115
     1,900   Ivax Corp....................         54,150
     1,800   Sequus Pharmaceuticals,
               Inc.*......................         25,200
       820   Watson Pharmaceuticals,
               Inc.*......................         40,078
                                            -------------
                                                  296,593
                                            -------------
             RESTAURANTS (0.7%)
     5,000   BAB Holdings, Inc.*..........         26,875
     2,600   Daka International, Inc.*....         70,850
     1,470   Sonic Corp.*.................         27,195
                                            -------------
                                                  124,920
                                            -------------

Developing Growth
Portfolio of Investments DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             RETAIL (3.3%)
     1,020   Barnes & Noble, Inc.*........  $      29,580
     2,020   Bed, Bath & Beyond, Inc.*....         78,023
     2,700   Blyth Industries, Inc.*......         79,650
     5,400   Cole National Corp. (Class
               A)*........................         74,925
       370   CompUSA, Inc.*...............         11,516
     3,000   Eastbay, Inc.*...............         57,000
     1,000   Gadzooks, Inc.*..............         25,250
     1,400   Gucci Group NV (Italy)*......         54,425
       750   Kohl's Corp.*................         39,375
     1,800   Men's Wearhouse, Inc.
               (The)*.....................         46,350
     1,000   Oakley, Inc.*................         34,000
     2,200   Rexall Sundown, Inc.*........         48,125
                                            -------------
                                                  578,219
                                            -------------
             RETAIL - SPECIALTY (0.3%)
     2,200   Staples, Inc.*...............         53,625
                                            -------------
             SAVINGS & LOAN ASSOCIATIONS (0.4%)
     3,255   Downey Financial Corp........         71,203
                                            -------------
             SEMICONDUCTOR EQUIPMENT (1.6%)
     1,560   Applied Materials, Inc.*.....         61,230
     3,340   Electroglas, Inc.*...........         82,665
     3,060   FSI International, Inc.*.....         61,200
     1,900   Fusion Systems Corp.*........         52,250
     1,130   Ultratech Stepper, Inc.*.....         28,956
                                            -------------
                                                  286,301
                                            -------------
             SEMICONDUCTORS (1.5%)
     1,500   Aspen Technology, Inc.*......         50,625
     1,600   Lattice Semiconductor
               Corp.*.....................         52,200
     1,020   Linear Technology Corp.......         40,035
     1,800   Microchip Technology,
               Inc.*......................         65,700
     1,050   Micron Technology, Inc.......         41,606
     1,080   VLSI Technology, Inc.*.......         19,440
                                            -------------
                                                  269,606
                                            -------------
             SHOES (0.4%)
     2,175   Wolverine World Wide, Inc....         68,513
                                            -------------
             TELECOMMUNICATION EQUIPMENT (0.2%)
     1,000   Picturetel Corp.*............         42,875
                                            -------------
 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------

             TELECOMMUNICATIONS (3.6%)
     2,930   Arch Communications Group,
               Inc.*......................  $      70,320
     2,900   Commnet Cellular, Inc.*......         83,738
     1,100   Frontier Corp................         33,000
       580   Glenayre Technologies,
               Inc.*......................         35,960
     2,620   Globalstar Telecommunications
               Ltd. (Bermuda)*............         96,939
     6,000   Intelcom Group, Inc.*........         74,250
     2,000   LCI International, Inc.*.....         41,000
     1,410   Mobilemedia Corp.*...........         31,020
     1,400   Paging Network, Inc.*........         33,250
       690   Qualcomm Inc.*...............         29,584
     1,100   Tellabs, Inc.*...............         40,700
     2,000   Transaction Network Services,
               Inc.*......................         49,000
                                            -------------
                                                  618,761
                                            -------------
             TEXTILES (0.2%)
     2,100   Marisa Christina, Inc.*......         35,175
                                            -------------
             TRANSPORTATION (0.7%)
     1,620   Fritz Companies, Inc.*.......         67,230
     2,000   Midwest Express Holdings,
               Inc.*......................         55,500
                                            -------------
                                                  122,730
                                            -------------
             UTILITIES - TELECOMMUNICATIONS (0.1%)
     1,000   Intermedia Communications of
               Florida, Inc.*.............         17,000
                                            -------------
             TOTAL COMMON STOCKS
               (IDENTIFIED COST
               $11,845,275)...............     13,345,486
                                            -------------

 NUMBER OF
 WARRANTS
-----------
             WARRANTS (0.0%)
             COMPUTER SOFTWARE & SERVICES
     2,000   New Paradigm Software Co.
               (Warrants due 08/11/00)*
               (Identified Cost $200).....          2,250

                                            -------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)
-----------
             SHORT-TERM INVESTMENT (A) (24.7%)
             U.S. GOVERNMENT AGENCY
 $   4,300   Federal Home Loan Mortgage
               Corp. 5.75% due 01/02/96
               (Amortized Cost
               $4,299,313)................      4,299,313
                                            -------------
TOTAL INVESTMENTS (IDENTIFIED
  COST $16,144,788) (B).......      101.4%     17,647,049
LIABILITIES IN EXCESS OF CASH
  AND OTHER ASSETS............       (1.4)       (235,197)
                                ----------  -------------
NET ASSETS....................      100.0%  $  17,411,852
                                ----------  -------------
                                ----------  -------------

----------------
ADR  AMERICAN DEPOSITORY RECEIPT.
 *   NON-INCOME PRODUCING SECURITY.
(A) SECURITY WAS PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST.

                       SEE NOTES TO FINANCIAL STATEMENTS

Emerging Markets
Portfolio of Investments DECEMBER 31, 1995
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
   AMOUNT                                     VALUE
-------------                              -----------
               COMMON AND PREFERRED STOCKS,
                 CONVERTIBLE BONDS AND RIGHTS (82.4%)
               ARGENTINA (3.6%)
               BANKS
         520   Banco de Galicia y Buenos
                 Aires S.A. (ADR)........  $    10,660
         345   Banco Frances del Rio de
                 la Plata S.A. (ADR).....        9,272
                                           -----------
                                                19,932
                                           -----------
               FOOD, BEVERAGE, TOBACCO & HOUSEHOLD
                 PRODUCTS
         200   Buenos Aires Embotelladera
                 S.A. (ADR)..............        4,125
                                           -----------
               MULTI-INDUSTRY
       8,000   Compania Naviera Perez
                 Compac
                 S.A.C.F.I.M.F.A.........       42,396
                                           -----------
               OIL & GAS
       2,900   Astra Cia Argentina de
                 Petroleo S.A............        5,364
       2,000   Transportadora de Gas del
                 Sur S.A. (ADR)..........       25,750
                                           -----------
                                                31,114
                                           -----------
               OIL RELATED
         600   Yacimentos Petroliferos
                 Fiscales S.A. (ADR).....       12,975
                                           -----------
               TELECOMMUNICATIONS
       1,300   Telefonica de Argentina
                 S.A. (ADR)..............       35,425
                                           -----------
               TOTAL ARGENTINA...........      145,967
                                           -----------

               BRAZIL (11.0%)
               BANKING
   4,000,000   Banco Bradesco S.A.
                 (Pref.).................       34,990
      93,528   Banco Bradesco S.A.
                 (Rights)*...............          154
      60,000   Banco Itau S.A. (Pref.)...       16,734
                                           -----------
                                                51,878
                                           -----------
               BREWERY
     102,000   Companhia Cervejaria
                 Brahma (Conv. Pref.)....       41,988
                                           -----------
               ELECTRONIC & ELECTRICAL EQUIPMENT
      18,100   Brasmotor S.A. (Pref.)....        3,595
                                           -----------
               METALS & MINING
     193,500   Companhia Vale do Rio Doce
                 S.A. (Pref.)............       31,862
                                           -----------
               MULTI-INDUSTRY
      15,000   Itausa Investimentos Itau
                 S.A. (Pref.)............        8,182
                                           -----------

SHARES/PRINCIPAL
   AMOUNT                                     VALUE
-------------                              -----------
               RETAIL
     233,700   Lojas Americanas S.A.
                 (Pref.).................  $     5,484
                                           -----------
               TELECOMMUNICATIONS
       3,800   Telecomunicacoes
                 Brasileiras S.A.
                 (ADR)...................      180,024
      70,000   Telecomunicacoes de Sao
                 Paulo S.A. (Conv.
                 Pref.)..................       10,302
                                           -----------
                                               190,326
                                           -----------
               UTILITIES - ELECTRIC
       2,365   Centrais Electricas
                 Brasileiras S.A.
                 (ADR)...................       31,928
     200,000   Centrais Electricas
                 Brasileiras S.A.
                 (Pref.).................       54,132
       1,400   Companhia Energetica de
                 Minas Gerais (Pref.)
                 (ADR) - 144A**..........       30,713
                                           -----------
                                               116,773
                                           -----------
               TOTAL BRAZIL..............      450,088
                                           -----------

               CHILE (3.3%)
               BUILDING & CONSTRUCTION
         500   Madeco S.A. (ADR).........       13,500
                                           -----------
               CHEMICALS
         100   Sociedad Quimica y Minera
                 de Chile S.A. (ADR).....        4,700
                                           -----------
               FOOD, BEVERAGE, TOBACCO & HOUSEHOLD
                 PRODUCTS
         500   Compania Cervecerias
                 Unidas S.A. (ADR).......       11,563
         640   Embotelladora Andina S.A.
                 (ADR)...................       23,120
         500   Santa Isabel S.A. (ADR)...       12,000
                                           -----------
                                                46,683
                                           -----------
               PAPER & FOREST PRODUCTS
         560   Maderas y Sinteticos
                 Sociedad Anonima Masisa
                 (ADR)...................       10,920
                                           -----------
               TELECOMMUNICATIONS
         200   Compania de
                 Telecommunicaciones de
                 Chile S.A. (ADR)........       16,575
                                           -----------
               UTILITIES - ELECTRIC
         540   Chilgener S.A. (ADR)......       13,500
         700   Empresa Nacional de
                 Electricidad Chile
                 (ADR)...................       15,925
         490   Enersis S.A. (ADR)........       13,965
                                           -----------
                                                43,390
                                           -----------
               TOTAL CHILE...............      135,768
                                           -----------

Emerging Markets
Portfolio of Investments DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
   AMOUNT                                     VALUE
-------------                              -----------
               COLOMBIA (0.6%)
               BANKING
       1,500   Banco Industrial
                 Colombiano S.A. (ADR)...  $    24,563
                                           -----------

               GREECE (1.3%)
               BANKING
         750   Ergo Bank S.A.............       29,848
                                           -----------
               BUILDING & CONSTRUCTION
       2,640   Aegek.....................       22,692
                                           -----------
               TOTAL GREECE..............       52,540
                                           -----------

               HONG KONG (1.6%)
               INVESTMENT COMPANIES
       3,400   Taiwan Index Fund.........       32,300
                                           -----------
               UTILITIES - ELECTRIC
      19,000   Consolidated Electric
                 Power Asia Ltd..........       34,525
                                           -----------
               TOTAL HONG KONG...........       66,825
                                           -----------

               HUNGARY (0.2%)
               PHARMACEUTICALS
         500   Gedeon Richter (GDR) -
                 144A**..................        9,600
                                           -----------

               INDIA (1.9%)
               BUILDING & CONSTRUCTION
       3,250   Larsen & Toubro Ltd.
                 (GDR)...................       56,063
                                           -----------
               FINANCIAL SERVICES
         550   Hindalco Industries Ltd.
                 (GDR)...................       18,288
                                           -----------
               INDUSTRIALS
       5,000   Reliance Industries, Ltd.
                 3.50% due 11/03/99
                 (Conv.).................        5,025
                                           -----------
               TOTAL INDIA...............       79,376
                                           -----------

               INDONESIA (3.1%)
               BANKING
       5,000   PT Bank Internasional
                 Indonesia...............       16,583
                                           -----------
               FOOD, BEVERAGE, TOBACCO & HOUSEHOLD
                 PRODUCTS
       2,300   PT Gudang Garam...........       24,067
       5,000   PT Indofood Sukses
                 Makmur..................       24,081
                                           -----------
                                                48,148
                                           -----------
               TELECOMMUNICATIONS
       2,400   PT Telekomunikasi
                 Indonesia
                 (ADR)...................       60,600
                                           -----------
               TOTAL INDONESIA...........      125,331
                                           -----------

SHARES/PRINCIPAL
   AMOUNT                                     VALUE
-------------                              -----------
               MALAYSIA (15.0%)
               BANKING
      18,000   Commerce Asset Holdings
                 Berhad..................  $    90,761
      30,000   DCB Holdings Berhad.......       87,452
                                           -----------
                                               178,213
                                           -----------
               CONGLOMERATES
      50,000   Renong Berhad.............       74,059
                                           -----------
               ENTERTAINMENT/GAMING & LODGING
      12,000   Genting Berhad............      100,216
                                           -----------
               INVESTMENT COMPANIES
      36,000   Lion Land Berhad..........       35,738
      13,000   Technology Resources
                 Industries Berhad.......       38,409
                                           -----------
                                                74,147
                                           -----------
               PUBLISHING
      16,000   New Straits Times Press
                 Berhad..................       53,575
                                           -----------
               RETAIL
       6,000   Prime Utilities Berhad....       51,054
                                           -----------
               TELECOMMUNICATIONS
      11,000   Telekom Malaysia Berhad...       85,798
                                           -----------
               TOTAL MALAYSIA............      617,062
                                           -----------

               MEXICO (11.5%)
               BANKING
       5,800   Grupo Financiero Inbursa
                 S.A. (B Shares)*........       16,992
                                           -----------
               BUILDING & CONSTRUCTION
         900   Empresas ICA Sociedad
                 Controladora S.A. de
                 C.V. (ADR)..............        9,225
                                           -----------
               BUILDING MATERIALS
      10,700   Cemex S.A. de C.V. (B
                 Shares).................       39,010
                                           -----------
               CONGLOMERATES
       8,500   Grupo Carso S.A. de C.V.
                 (Series A1)*............       46,042
       4,500   Grupo Industria Alfa (A
                 Shares).................       58,008
                                           -----------
                                               104,050
                                           -----------
               FOOD PROCESSING
       3,000   Grupo Industrial Bimbo
                 S.A. de C.V. (Series
                 A)......................       12,461
                                           -----------
               FOOD, BEVERAGE, TOBACCO & HOUSEHOLD
                 PRODUCTS
         600   Coca Cola FEMSA S.A. de
                 C.V. (ADR)..............       11,100
         500   Empresas la Moderna S.A.
                 de C.V. (ADR)...........        7,750
       6,000   Fomento Economico Mexicano
                 S.A. de C.V. (B
                 Shares).................       13,547
       1,400   Panamerican Beverages,
                 Inc.....................       44,800
                                           -----------
                                                77,197
                                           -----------

Emerging Markets
Portfolio of Investments DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
   AMOUNT                                     VALUE
-------------                              -----------
               MEDIA GROUP
         820   Grupo Televisa S.A.
                 (GDR)...................  $    18,450
                                           -----------
               MULTI-INDUSTRY
       3,300   Desc S.A. (Series B)......       12,160
                                           -----------
               PAPER & FOREST PRODUCTS
       2,400   Kimberly-Clark de Mexico
                 S.A. de C.V. (A
                 Shares).................       36,375
                                           -----------
               RETAIL
      28,800   Cifra S.A. de C.V. (C
                 Shares)*................       29,250
                                           -----------
               STEEL & IRON
       1,700   Tubos de Acero de Mexico
                 S.A. (ADR)*.............       11,900
                                           -----------
               TELECOMMUNICATIONS
       3,000   Telefonos de Mexico S.A.
                 de C.V. (Series L)
                 (ADR)...................       95,624
                                           -----------
               TRANSPORTATION
       1,100   Transportacion Maritima
                 Mexicana S.A. de C.V.
                 (Series A) (ADR)........        8,250
                                           -----------
               TOTAL MEXICO..............      470,944
                                           -----------

               PAKISTAN (0.8%)
               TELECOMMUNICATIONS
         400   Pakistan
                 Telecommunications Corp.
                 (GDR)*..................       34,000
                                           -----------

               PERU (2.2%)
               BREWERY
      11,800   Cerveceria Backus &
                 Johnston................       20,324
                                           -----------
               FINANCIAL SERVICES
         666   Banco de Credito del
                 Peru....................       11,489
                                           -----------
               METALS & MINING
       2,000   Compania de Minas
                 Buenaventura (C
                 Shares).................       12,928
                                           -----------
               TELECOMMUNICATIONS
      20,200   CPT-Telefonica de Peru
                 S.A.
                 (B Shares)..............       43,380
                                           -----------
               TOTAL PERU................       88,121
                                           -----------

               PHILIPPINES (2.3%)
               UTILITIES - ELECTRIC
      11,600   Manila Electric Co. (B
                 Shares).................       94,711
                                           -----------

               PORTUGAL (2.4%)
               BUILDING & CONSTRUCTION
       1,300   Sociedade de Construcoes
                 Soares de Costa S.A.....       14,744
                                           -----------
               BUILDING MATERIALS
       1,450   Cimentos de Portugal
                 S.A.....................       23,996
                                           -----------

SHARES/PRINCIPAL
   AMOUNT                                     VALUE
-------------                              -----------
               INVESTMENT COMPANIES
       1,400   Sonae Investimentos
                 Sociedade Gestora de
                 Participacoes Sociais
                 S.A.....................  $    29,897
                                           -----------
               TELECOMMUNICATIONS
       1,590   Portugal Telecom S.A......       29,879
                                           -----------
               TOTAL PORTUGAL............       98,516
                                           -----------

               SINGAPORE (1.3%)
               FOOD, BEVERAGE, TOBACCO & HOUSEHOLD
                 PRODUCTS
       2,000   Fraser & Neave Ltd........       25,463
                                           -----------
               MULTI-INDUSTRY
       3,000   Keppel Corp., Ltd.........       26,736
                                           -----------
               TOTAL SINGAPORE...........       52,199
                                           -----------

               SOUTH AFRICA (8.1%)
               BANKING
       1,000   Nedcor Ltd. (ADR) -
                 144A**..................       72,020
                                           -----------
               BUILDING MATERIALS
       1,000   Anglo Alpha Ltd...........       39,237
                                           -----------
               METALS & MINING
       5,900   Driefontein Consolidated
                 Ltd.
                 (ADR)...................       73,013
                                           -----------
               OIL REFINERIES
      17,832   Sasol Ltd.................      146,051
                                           -----------
               TOTAL SOUTH AFRICA........      330,321
                                           -----------

               SOUTH KOREA (3.2%)
               CHEMICALS
         500   L.G. Chemical Ltd.
                 (GDR)...................       10,125
                                           -----------
               ELECTRONIC & ELECTRICAL EQUIPMENT
         232   Samsung Electronics
                 (GDR)...................       22,388
         233   Samsung Electronics (GDR)
                 - 144A**................       22,485
                                           -----------
                                                44,873
                                           -----------
               INVESTMENT COMPANIES
           1   Dongyang Dragon Trust.....       14,250
                                           -----------
               STEEL & IRON
       1,300   Pohang Iron & Steel Co.,
                 Ltd.
                 (ADR)...................       28,438
                                           -----------
               UTILITIES - ELECTRIC
       1,200   Korea Electric Power Corp.
                 (ADR)...................       31,800
                                           -----------
               TOTAL SOUTH KOREA.........      129,486
                                           -----------

Emerging Markets
Portfolio of Investments DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
   AMOUNT                                     VALUE
-------------                              -----------
               THAILAND (5.5%)
               BANKING
 $    55,000   Siam Commercial Bank Co.
                 3.25% due 01/24/04
                 (Conv.).................  $    59,400
       6,000   Thai Farmers Bank, Ltd....       60,524
                                           -----------
                                               119,924
                                           -----------
               BUILDING & CONSTRUCTION
       1,000   Siam Cement Co., Ltd......       55,441
                                           -----------
               OIL RELATED
       4,800   PTT Exploration &
                 Production Public Co.,
                 Ltd.....................       50,326
                                           -----------
               TOTAL THAILAND............      225,691
                                           -----------

               TURKEY (0.8%)
               BREWERY
      10,000   Ege Biracilik Ve Malt
                 Sanayii AS..............        3,471
                                           -----------
               BUILDING MATERIALS
     175,000   Eczacibasi Yapi Gerecleri
                 Sanayi ve Ticaret AS....       19,380
                                           -----------
               TELECOMMUNICATIONS
      31,000   Netas Telekomunik.........        8,839
                                           -----------
               TOTAL TURKEY..............       31,690
                                           -----------

SHARES/PRINCIPAL
   AMOUNT                                     VALUE
-------------                              -----------
               UNITED KINGDOM (2.2%)
               INVESTMENT COMPANIES
      18,750   Five Arrows Chile Fund
                 Ltd.....................  $    54,750
         900   Genesis Chile Fund........       36,113
                                           -----------
               TOTAL UNITED KINGDOM......       90,863
                                           -----------

               UNITED STATES (0.5%)
               INVESTMENT COMPANIES
       1,800   Lazard Vietnam Fund
                 Ltd.....................       19,800
                                           -----------

TOTAL INVESTMENTS (IDENTIFIED
  COST $3,357,106) (A).........       82.4%    3,373,462

CASH AND OTHER ASSETS IN EXCESS
  OF LIABILITIES...............       17.6       718,756
                                 ----------  -----------
NET ASSETS.....................      100.0%  $ 4,092,218
                                 ----------  -----------
                                 ----------  -----------

----------------
ADR  AMERICAN DEPOSITORY RECEIPT.
GDR  GLOBAL DEPOSITORY RECEIPT.
 *   NON-INCOME PRODUCING SECURITY.
**   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
(A) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST.

                       SEE NOTES TO FINANCIAL STATEMENTS

Emerging Markets
Summary of Investments
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                           PERCENT OF
INDUSTRY                         VALUE     NET ASSETS
-----------------------------  ---------  -------------
Banking......................  $ 510,021         12.4%
Banks........................     19,932          0.5
Brewery......................     65,783          1.6
Building & Construction......    171,665          4.2
Building Materials...........    121,623          3.0
Chemicals....................     14,825          0.4
Conglomerates................    178,109          4.4
Electronic & Electrical
 Equipment...................     48,468          1.2
Entertainment/Gaming &
 Lodging.....................    100,216          2.4
Financial Services...........     29,777          0.7
Food Processing..............     12,461          0.3
Food, Beverage, Tobacco &
 Household Products..........    201,616          4.9
Industrials..................      5,025          0.1

                                           PERCENT OF
INDUSTRY                         VALUE     NET ASSETS
-----------------------------  ---------  -------------

Investment Companies.........  $ 261,257          6.4%
Media Group..................     18,450          0.5
Metals & Mining..............    117,803          2.9
Multi-Industry...............     89,474          2.2
Oil & Gas....................     31,114          0.8
Oil Refineries...............    146,051          3.6
Oil Related..................     63,301          1.5
Paper & Forest Products......     47,295          1.2
Pharmaceuticals..............      9,600          0.2
Publishing...................     53,575          1.3
Retail.......................     85,788          2.1
Steel & Iron.................     40,338          1.0
Telecommunications...........    600,446         14.6
Transportation...............      8,250          0.2
Utilities - Electric.........    321,199          7.8
                               ---------          ---
                               $3,373,462        82.4%
                               ---------          ---
                               ---------          ---

----------------------------------------------------------------

                                                                                                   PERCENT OF
TYPE OF INVESTMENT                                                                       VALUE     NET ASSETS
-------------------------------------------------------------------------------------  ---------  -------------
Common Stocks........................................................................  $3,070,901        75.0%
Convertible Bonds....................................................................     64,425          1.6
Convertible Preferred Stocks.........................................................     52,290          1.3
Preferred Stocks.....................................................................    185,692          4.5
Rights...............................................................................        154          0.0
                                                                                       ---------          ---
                                                                                       $3,373,462        82.4%
                                                                                       ---------          ---
                                                                                       ---------          ---

                       SEE NOTES TO FINANCIAL STATEMENTS

                     (This page left blank intentionally.)

Dean Witter Select Dimensions Investment Series
Statements of Assets and Liabilities
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                 NORTH
                                                AMERICAN
                                               GOVERNMENT    DIVERSIFIED
                                MONEY MARKET   SECURITIES       INCOME         BALANCED
                                ------------  ------------  --------------   ------------
ASSETS:
Investments in securities, at
  value *.....................  $ 41,982,183  $  1,239,569  $   10,278,470   $ 16,589,863
Cash..........................           990        37,510          87,497**           --
Receivable for:
  Investments sold............            --            --              --             --
  Shares of beneficial
    interest sold.............        76,894           921          45,445         51,364
  Dividends...................            --            --              --         18,665
  Interest....................        27,947         9,630         154,729         51,068
  Foreign withholding taxes
    reclaimed.................            --            --              --             --
  Compensated forward foreign
    currency contracts........            --            --           5,734             --
Prepaid expenses and other
  assets......................         1,295           129             312            955
Deferred organizational
  expenses....................         6,432         6,427           6,427          6,427
Receivable from affiliate.....        21,989        12,298          21,540         23,480
                                ------------  ------------  --------------   ------------
        TOTAL ASSETS..........    42,117,730     1,306,484      10,600,154     16,741,822
                                ------------  ------------  --------------   ------------
LIABILITIES:
Payable for:
  Investments purchased.......            --            --       1,589,056        400,693
  Shares of beneficial
    interest repurchased......           101            31              --             52
  Compensated forward foreign
    currency contracts........            --            --           7,598             --
Unrealized depreciation on
  forward foreign currency
  contracts...................            --            --           3,544             --
Accrued expenses and other
  payables....................        22,160        12,346          21,536         23,258
Organizational expenses
  payable.....................         6,432         6,427           6,427          6,427
                                ------------  ------------  --------------   ------------
        TOTAL LIABILITIES.....        28,693        18,804       1,628,161        430,430
                                ------------  ------------  --------------   ------------
NET ASSETS:
Paid-in-capital...............    42,089,011     1,275,675       8,835,101     15,380,566
Accumulated undistributed net
  investment income...........            26         5,485          80,298         47,863
Accumulated undistributed net
  realized gain (accumulated
  net realized loss)..........            --          (542)         18,854        112,736
Net unrealized appreciation...            --         7,062          37,740        770,227
                                ------------  ------------  --------------   ------------
        NET ASSETS............  $ 42,089,037  $  1,287,680  $    8,971,993   $ 16,311,392
                                ------------  ------------  --------------   ------------
                                ------------  ------------  --------------   ------------
*IDENTIFIED COST..............  $ 41,982,183  $  1,232,507  $   10,237,790   $ 15,819,636
                                ------------  ------------  --------------   ------------
                                ------------  ------------  --------------   ------------
SHARES OF BENEFICIAL INTEREST
  OUTSTANDING.................    42,089,011       126,550         877,542      1,371,923
                                ------------  ------------  --------------   ------------
                                ------------  ------------  --------------   ------------
NET ASSET VALUE PER
  SHARE (unlimited authorized
  shares of $.01 par value)...         $1.00        $10.18          $10.22         $11.89
                                ------------  ------------  --------------   ------------
                                ------------  ------------  --------------   ------------

------------------
  **    Includes foreign cash of $10,208.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                             DIVIDEND    VALUE-ADDED   CORE      AMERICAN     GLOBAL    DEVELOPING   EMERGING
                                UTILITIES     GROWTH       MARKET     EQUITY      VALUE       EQUITY      GROWTH     MARKETS
                                ----------  -----------  ----------  ---------  ----------  ----------  ----------  ----------
ASSETS:
Investments in securities, at
  value *.....................  $18,124,558 $79,563,772  $24,384,667 $3,953,687 $38,746,467 $16,929,075 $17,647,049 $3,373,462
Cash..........................      29,366           --          --         --      93,918      71,153      65,991     796,745
Receivable for:
  Investments sold............          --           --      95,844         --     100,533      18,609     129,179      56,001
  Shares of beneficial
    interest sold.............      56,142      139,084      55,101     14,340      70,858      63,382      21,975      22,335
  Dividends...................      41,710      215,037      34,436      3,369      19,664      13,061       1,943       6,092
  Interest....................         630          331          --         --          --          --          --       9,669
  Foreign withholding taxes
    reclaimed.................          --           --          --         --          --       2,244          --          --
  Compensated forward foreign
    currency contracts........          --           --          --         --          --          --          --          --
Prepaid expenses and other
  assets......................         480        1,266       9,020        252         583         744         344         282
Deferred organizational
  expenses....................       6,427        6,427       6,427      6,427       6,427       6,427       6,427       6,427
Receivable from affiliate.....      27,359       41,313      26,358     16,224      32,304      37,480      19,173      17,518
                                ----------  -----------  ----------  ---------  ----------  ----------  ----------  ----------
        TOTAL ASSETS..........  18,286,672   79,967,230  24,611,853  3,994,299  39,070,754  17,142,175  17,892,081   4,288,531
                                ----------  -----------  ----------  ---------  ----------  ----------  ----------  ----------
LIABILITIES:
Payable for:
  Investments purchased.......     293,675    1,225,370     609,466     15,252     797,335      24,000     454,658     173,793
  Shares of beneficial
    interest repurchased......          --           --          --         28          --          --          --          --
  Compensated forward foreign
    currency contracts........          --           --          --         --          --          --          --          --
Unrealized depreciation on
  forward foreign currency
  contracts...................          --           --          --         --          --          --          --          --
Accrued expenses and other
  payables....................      27,339       41,205      26,333     16,180      32,206      37,445      19,144      16,093
Organizational expenses
  payable.....................       6,427        6,427       6,427      6,427       6,427       6,427       6,427       6,427
                                ----------  -----------  ----------  ---------  ----------  ----------  ----------  ----------
        TOTAL LIABILITIES.....     327,441    1,273,002     642,226     37,887     835,968      67,872     480,229     196,313
                                ----------  -----------  ----------  ---------  ----------  ----------  ----------  ----------
NET ASSETS:
Paid-in-capital...............  16,570,818   71,984,357  22,718,100  3,843,939  34,976,263  16,462,812  15,870,399   4,147,954
Accumulated undistributed net
  investment income...........      59,133      234,361      47,520      2,477      66,197      28,778      20,669       6,298
Accumulated undistributed net
  realized gain (accumulated
  net realized loss)..........      20,650      178,778      24,656     25,262     310,119      (2,790)     18,523     (77,818)
Net unrealized appreciation...   1,308,630    6,296,732   1,179,351     84,734   2,882,207     585,503   1,502,261      15,784
                                ----------  -----------  ----------  ---------  ----------  ----------  ----------  ----------
        NET ASSETS............  $17,959,231 $78,694,228  $23,969,627 $3,956,412 $38,234,786 $17,074,303 $17,411,852 $4,092,218
                                ----------  -----------  ----------  ---------  ----------  ----------  ----------  ----------
                                ----------  -----------  ----------  ---------  ----------  ----------  ----------  ----------
*IDENTIFIED COST..............  $16,815,928 $73,267,040  $23,205,316 $3,868,953 $35,864,260 $16,343,525 $16,144,788 $3,357,106
                                ----------  -----------  ----------  ---------  ----------  ----------  ----------  ----------
                                ----------  -----------  ----------  ---------  ----------  ----------  ----------  ----------
SHARES OF BENEFICIAL INTEREST
  OUTSTANDING.................   1,454,280    5,810,477   1,958,151    357,380   2,787,887   1,553,878   1,160,646     422,529
                                ----------  -----------  ----------  ---------  ----------  ----------  ----------  ----------
                                ----------  -----------  ----------  ---------  ----------  ----------  ----------  ----------
NET ASSET VALUE PER
  SHARE (unlimited authorized
  shares of $.01 par value)...      $12.35       $13.54      $12.24     $11.07      $13.71      $10.99      $15.00       $9.69
                                ----------  -----------  ----------  ---------  ----------  ----------  ----------  ----------
                                ----------  -----------  ----------  ---------  ----------  ----------  ----------  ----------

Dean Witter Select Dimensions Investment Series
Statements of Operations
FOR THE YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                 NORTH
                                               AMERICAN
                                   MONEY      GOVERNMENT    DIVERSIFIED
                                  MARKET      SECURITIES      INCOME       BALANCED
                                -----------   -----------   -----------   -----------
INVESTMENT INCOME:
  INCOME
    Interest..................  $   882,216   $   32,639    $   230,744*  $   171,067
    Dividends.................           --           --             --        62,502*
    Dividends from affiliate
      (Note 3)................           --           --             --            --
                                -----------   -----------   -----------   -----------
        TOTAL INCOME..........      882,216       32,639        230,744       233,569
                                -----------   -----------   -----------   -----------
  EXPENSES
    Investment management
      fee.....................       74,525        3,695         12,671        45,557
    S&P license fees..........           --           --             --            --
    Transfer agent fees and
      expenses................           83           83             83            83
    Shareholder reports and
      notices.................       10,112        2,179          3,367         7,960
    Professional fees.........       22,732       15,611         14,335        14,345
    Custodian fees............       10,448          830          9,399        14,197
    Organizational expenses...        1,664        1,664          1,664         1,664
    Other.....................          572          854            604           873
                                -----------   -----------   -----------   -----------
        TOTAL EXPENSES BEFORE
          AMOUNTS
          REIMBURSED/WAIVED...      120,136       24,916         42.123        84,679
    LESS: AMOUNTS
      REIMBURSED/WAIVED.......     (120,136)     (24,916)       (42,123)      (84,679)
                                -----------   -----------   -----------   -----------
        TOTAL EXPENSES AFTER
          AMOUNTS
          REIMBURSED/WAIVED...           --           --             --            --
                                -----------   -----------   -----------   -----------
            NET INVESTMENT
              INCOME..........      882,216       32,639        230,744       233,569
                                -----------   -----------   -----------   -----------
NET REALIZED AND UNREALIZED
  GAIN (LOSS):
    Net realized gain (loss)
      on:
      Investments.............           --         (542)        30,320       112,736
      Foreign exchange
        transactions..........           --           --         (7,970)           --
                                -----------   -----------   -----------   -----------
        TOTAL GAIN (LOSS).....           --         (542)        22,350       112,736
                                -----------   -----------   -----------   -----------
    Net change in unrealized
     appreciation/depreciation
      on:
      Investments.............           --        7,062         40,680       770,654
      Translation of forward
        foreign currency
        contracts, other
        assets and liabilities
        denominated in foreign
        currencies............           --           --         (2,940)           --
                                -----------   -----------   -----------   -----------
        TOTAL APPRECIATION....           --        7,062         37,740       770,654
                                -----------   -----------   -----------   -----------
        NET GAIN (LOSS).......           --        6,520         60,090       883,390
                                -----------   -----------   -----------   -----------
            NET INCREASE
              (DECREASE)......  $   882,216   $   39,159    $   290,834   $ 1,116,959
                                -----------   -----------   -----------   -----------
                                -----------   -----------   -----------   -----------

------------------
  *    Net of $783, $228, $2,141, $325, $140, $193, $5,639, $35, $1,700 in
       foreign witholding tax, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                               DIVIDEND    VALUE-ADDED                 AMERICAN     GLOBAL    DEVELOPING EMERGING
                                 UTILITIES      GROWTH       MARKET     CORE EQUITY     VALUE       EQUITY     GROWTH    MARKETS
                                -----------   ----------   ----------   -----------   ----------   --------   --------   --------
INVESTMENT INCOME:
  INCOME
    Interest..................  $    57,667   $   89,548   $   76,711   $   16,060    $  138,229   $103,683   $ 95,270   $ 31,011
    Dividends.................      178,934*     746,717      141,885*      12,518*       81,384*    59,884*     6,652*    14,924*
    Dividends from affiliate
      (Note 3)................           --           --          207           --            --         --         --         --
                                -----------   ----------   ----------   -----------   ----------   --------   --------   --------
        TOTAL INCOME..........      236,601      836,265      218,803       28,578       219,613    163,567    101,922     45,935
                                -----------   ----------   ----------   -----------   ----------   --------   --------   --------
  EXPENSES
    Investment management
      fee.....................       34,637      144,116       35,224       13,049        66,327     58,921     24,345     21,464
    S&P license fees..........           --           --       11,589           --            --         --         --         --
    Transfer agent fees and
      expenses................           83           83           83           83            83         83         83         83
    Shareholder reports and
      notices.................        7,950       15,407        5,839        2,699         8,411      9,264      4,805      4,079
    Professional fees.........       18,051       17,342       21,147       21,607        11,517     14,388     20,205     19,880
    Custodian fees............       13,134       12,410       26,807          145        13,378     14,553      8,639     11,496
    Organizational expenses...        1,664        1,664        1,664        1,664         1,664      1,664      1,664      1,664
    Other.....................          573          556          588          538           564        754        548        690
                                -----------   ----------   ----------   -----------   ----------   --------   --------   --------
        TOTAL EXPENSES BEFORE
          AMOUNTS
          REIMBURSED/WAIVED...       76,092      191,578      102,941       39,785       101,944     99,627     60,289     59,356
    LESS: AMOUNTS
      REIMBURSED/WAIVED.......      (76,092)    (191,578)    (102,941)     (39,785)     (101,944)   (99,627)   (60,289)   (59,356)
                                -----------   ----------   ----------   -----------   ----------   --------   --------   --------
        TOTAL EXPENSES AFTER
          AMOUNTS
          REIMBURSED/WAIVED...           --           --           --           --            --         --         --         --
                                -----------   ----------   ----------   -----------   ----------   --------   --------   --------
            NET INVESTMENT
              INCOME..........      236,601      836,265      218,803       28,578       219,613    163,567    101,922     45,935
                                -----------   ----------   ----------   -----------   ----------   --------   --------   --------
NET REALIZED AND UNREALIZED
  GAIN (LOSS):
    Net realized gain (loss)
      on:
      Investments.............       20,650      178,778       24,656       25,262       313,562     (2,749)    18,572    (77,026)
      Foreign exchange
        transactions..........           --           --           --           --            --         32         --     (2,360)
                                -----------   ----------   ----------   -----------   ----------   --------   --------   --------
        TOTAL GAIN (LOSS).....       20,650      178,778       24,656       25,262       313,562     (2,717)    18,572    (79,386)
                                -----------   ----------   ----------   -----------   ----------   --------   --------   --------
    Net change in unrealized
     appreciation/depreciation
      on:
      Investments.............    1,308,922    6,295,338    1,177,215       84,734     2,867,922    586,834   1,499,356    16,356
      Translation of forward
        foreign currency
        contracts, other
        assets and liabilities
        denominated in foreign
        currencies............           --           --           --           --            --        (47)        --       (572)
                                -----------   ----------   ----------   -----------   ----------   --------   --------   --------
        TOTAL APPRECIATION....    1,308,922    6,295,338    1,177,215       84,734     2,867,922    586,787   1,499,356    15,784
                                -----------   ----------   ----------   -----------   ----------   --------   --------   --------
        NET GAIN (LOSS).......    1,329,572    6,474,116    1,201,871      109,996     3,181,484    584,070   1,517,928   (63,602)
                                -----------   ----------   ----------   -----------   ----------   --------   --------   --------
            NET INCREASE
              (DECREASE)......  $ 1,566,173   $7,310,381   $1,420,674   $  138,574    $3,401,097   $747,637   $1,619,850 $(17,667)
                                -----------   ----------   ----------   -----------   ----------   --------   --------   --------
                                -----------   ----------   ----------   -----------   ----------   --------   --------   --------

Dean Witter Select Dimensions Investment Series
Statements of Changes in Net Assets
----------------------------------------------------------------
FOR THE PERIOD NOVEMBER 9, 1994* THROUGH DECEMBER 31, 1994 AND FOR THE YEAR ENDED DECEMBER 31, 1995

                                                              NORTH AMERICAN GOVERNMENT
                                       MONEY MARKET                  SECURITIES
                                ---------------------------  ---------------------------
                                    1995           1994          1995           1994
                                -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
    Net investment income.....  $     882,216  $      4,610  $      32,639  $        744
    Net realized
      gain/(loss).............             --            --           (542)           --
    Net change in unrealized
  appreciation/depreciation...             --            --          7,062            --
                                -------------  ------------  -------------  ------------
        Net
        increase/(decrease)...        882,216         4,610         39,159           744
                                -------------  ------------  -------------  ------------
  Dividends from net
    investment income.........       (882,190)       (4,610)       (27,649)         (249)
                                -------------  ------------  -------------  ------------
  Transactions in shares of
    beneficial interest:
    Net proceeds from sales...     48,812,289     1,239,489      1,470,457       135,795
    Reinvestment of
      dividends...............        882,190         4,610         27,649           249
    Cost of shares
      repurchased.............     (8,839,415)      (10,252)      (344,429)      (14,146)
                                -------------  ------------  -------------  ------------
        Net increase..........     40,855,064     1,233,847      1,153,677       121,898
                                -------------  ------------  -------------  ------------
        Total increase........     40,855,090     1,233,847      1,165,187       122,393
NET ASSETS:
  Beginning of period.........      1,233,947           100        122,493           100
                                -------------  ------------  -------------  ------------
  END OF PERIOD...............  $  42,089,037  $  1,233,947  $   1,287,680  $    122,493
                                -------------  ------------  -------------  ------------
                                -------------  ------------  -------------  ------------
UNDISTRIBUTED NET INVESTMENT
  INCOME......................  $          26  $         --  $       5,485  $        495
                                -------------  ------------  -------------  ------------
                                -------------  ------------  -------------  ------------
SHARES ISSUED AND REPURCHASED:
  Sold........................     48,812,289     1,239,489        145,744        13,576
  Issued in reinvestment of
    dividends.................        882,190         4,610          2,744            25
  Repurchased.................     (8,839,415)      (10,252)       (34,139)       (1,410)
                                -------------  ------------  -------------  ------------
  Net increase................     40,855,064     1,233,847        114,349        12,191
                                -------------  ------------  -------------  ------------
                                -------------  ------------  -------------  ------------

------------------
  *    Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------

                                  DIVERSIFIED INCOME           BALANCED               UTILITIES            DIVIDEND GROWTH
                                ----------------------  ----------------------  ----------------------  ----------------------
                                   1995        1994        1995        1994        1995        1994        1995        1994
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
    Net investment income.....  $  230,744  $    1,572  $  233,569  $    3,850  $  236,601  $    2,262  $  836,265  $    6,872
    Net realized
      gain/(loss).............      22,350          --     112,736          --      20,650          --     178,778          --
    Net change in unrealized
  appreciation/depreciation...      37,740          --     770,654        (427)  1,308,922        (292)  6,295,338       1,394
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
        Net
        increase/(decrease)...     290,834       1,572   1,116,959       3,423   1,566,173       1,970   7,310,381       8,266
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
  Dividends from net
    investment income.........    (155,118)       (396)   (188,705)       (851)   (179,128)       (602)   (606,921)     (1,855)
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
  Transactions in shares of
    beneficial interest:
    Net proceeds from sales...  10,018,159     400,638  15,835,264     806,042  17,486,045     518,226  71,950,119   1,393,837
    Reinvestment of
      dividends...............     155,118         396     188,705         851     179,128         602     606,921       1,855
    Cost of shares
      repurchased.............  (1,739,300)        (10) (1,436,358)    (14,038) (1,590,907)    (22,376) (1,943,986)    (24,489)
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
        Net increase..........   8,433,977     401,024  14,587,611     792,855  16,074,266     496,452  70,613,054   1,371,203
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
        Total increase........   8,569,693     402,200  15,515,865     795,427  17,461,311     497,820  77,316,514   1,377,614
NET ASSETS:
  Beginning of period.........     402,300         100     795,527         100     497,920         100   1,377,714         100
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
  END OF PERIOD...............  $8,971,993  $  402,300  $16,311,392 $  795,527  $17,959,231 $  497,920  $78,694,228 $1,377,714
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
UNDISTRIBUTED NET INVESTMENT
  INCOME......................  $   80,298  $    1,176  $   47,863  $    2,999  $   59,133  $    1,660  $  234,361  $    5,017
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
SHARES ISSUED AND REPURCHASED:
  Sold........................     994,906      39,986   1,408,020      80,553   1,534,125      51,746   5,787,107     140,397
  Issued in reinvestment of
    dividends.................      15,447          39      16,807          85      15,750          60      48,577         189
  Repurchased.................    (172,845)         (1)   (132,149)     (1,403)   (145,179)     (2,232)   (163,343)     (2,460)
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
  Net increase................     837,508      40,024   1,292,678      79,235   1,404,696      49,574   5,672,341     138,126
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------

Dean Witter Select Dimensions Investment Series
Statements of Changes in Net Assets (CONTINUED)
--------------------------------------------------------------------------------
FOR THE PERIOD NOVEMBER 9, 1994* THROUGH DECEMBER 31, 1994 AND FOR THE YEAR ENDED DECEMBER 31, 1995

                                  VALUE-ADDED MARKET             CORE EQUITY
                                ----------------------   ---------------------------
                                   1995        1994          1995           1994
                                -----------  ---------   -------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
    Net investment income.....  $   218,803     $1,138   $      28,578  $      1,441
    Net realized
      gain/(loss).............       24,656         --          25,262            --
    Net change in unrealized
  appreciation/depreciation...    1,177,215      2,136          84,734            --
                                -----------  ---------   -------------  ------------
        Net
        increase/(decrease)...    1,420,674      3,274         138,574         1,441
                                -----------  ---------   -------------  ------------
  Dividends from net
    investment income.........     (172,075)      (346)        (27,202)         (340)
                                -----------  ---------   -------------  ------------
  Transactions in shares of
    beneficial interest:
    Net proceeds from sales...   23,041,372    349,428       3,676,375       324,157
    Reinvestment of
      dividends...............      172,075        346          27,202           340
    Cost of shares
      repurchased.............     (841,114)    (4,107)       (174,491)       (9,744)
                                -----------  ---------   -------------  ------------
        Net increase..........   22,372,333    345,667       3,529,086       314,753
                                -----------  ---------   -------------  ------------
        Total increase........   23,620,932    348,595       3,640,458       315,854
NET ASSETS:
  Beginning of period.........      348,695        100         315,954           100
                                -----------  ---------   -------------  ------------
  END OF PERIOD...............  $23,969,627    3$48,695  $   3,956,412  $    315,954
                                -----------  ---------   -------------  ------------
                                -----------  ---------   -------------  ------------
UNDISTRIBUTED NET INVESTMENT
  INCOME......................  $    47,520     $  792   $       2,477  $      1,101
                                -----------  ---------   -------------  ------------
                                -----------  ---------   -------------  ------------
SHARES ISSUED AND REPURCHASED:
  Sold........................    1,981,323     35,603         339,322        32,374
  Issued in reinvestment of
    dividends.................       14,750         36           2,604            34
  Repurchased.................      (73,159)      (412)        (15,991)         (973)
                                -----------  ---------   -------------  ------------
  Net increase................    1,922,914     35,227         325,935        31,435
                                -----------  ---------   -------------  ------------
                                -----------  ---------   -------------  ------------

------------------
  *    Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------

                                    AMERICAN VALUE          GLOBAL EQUITY        DEVELOPING GROWTH      EMERGING MARKETS
                                ----------------------  ----------------------  --------------------  --------------------
                                   1995        1994        1995        1994        1995       1994       1995       1994
                                ----------  ----------  ----------  ----------  ----------  --------  ----------  --------
INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
    Net investment income.....  $  219,613  $    2,947  $  163,567  $    4,667  $  101,922  $  1,564  $   45,935  $  1,790
    Net realized
      gain/(loss).............     313,562      (3,443)     (2,717)         --      18,572       (49)    (79,386)       --
    Net change in unrealized
  appreciation/depreciation...   2,867,922      14,285     586,787      (1,284)  1,499,356     2,905      15,784        --
                                ----------  ----------  ----------  ----------  ----------  --------  ----------  --------
        Net
        increase/(decrease)...   3,401,097      13,789     747,637       3,383   1,619,850     4,420     (17,667)    1,790
                                ----------  ----------  ----------  ----------  ----------  --------  ----------  --------
  Dividends from net
    investment income.........    (155,569)       (794)   (137,860)     (1,669)    (82,425)     (392)    (39,505)     (354)
                                ----------  ----------  ----------  ----------  ----------  --------  ----------  --------
  Transactions in shares of
    beneficial interest:
    Net proceeds from sales...  34,805,828     818,828  16,594,816   1,235,431  18,068,892   385,711   3,782,735   498,374
    Reinvestment of
      dividends...............     155,569         794     137,860       1,669      82,425       392      39,505       354
    Cost of shares
      repurchased.............    (794,842)    (10,014) (1,462,568)    (44,496) (2,657,067)  (10,054)   (120,566)  (52,548)
                                ----------  ----------  ----------  ----------  ----------  --------  ----------  --------
        Net increase..........  34,166,555     809,608  15,270,108   1,192,604  15,494,250   376,049   3,701,674   446,180
                                ----------  ----------  ----------  ----------  ----------  --------  ----------  --------
        Total increase........  37,412,083     822,603  15,879,885   1,194,318  17,031,675   380,077   3,644,502   447,616
NET ASSETS:
  Beginning of period.........     822,703         100   1,194,418         100     380,177       100     447,716       100
                                ----------  ----------  ----------  ----------  ----------  --------  ----------  --------
  END OF PERIOD...............  $38,234,786 $  822,703  $17,074,303 $1,194,418  $17,411,852 $380,177  $4,092,218  $447,716
                                ----------  ----------  ----------  ----------  ----------  --------  ----------  --------
                                ----------  ----------  ----------  ----------  ----------  --------  ----------  --------
UNDISTRIBUTED NET INVESTMENT
  INCOME......................  $   66,197  $    2,153  $   28,778  $    2,998  $   20,669  $  1,172  $    6,298  $  1,436
                                ----------  ----------  ----------  ----------  ----------  --------  ----------  --------
                                ----------  ----------  ----------  ----------  ----------  --------  ----------  --------
SHARES ISSUED AND REPURCHASED:
  Sold........................   2,757,922      82,738   1,558,946     124,455   1,316,995    38,471     386,160    49,777
  Issued in reinvestment of
    dividends.................      12,349          82      13,086         169       5,995        39       4,031        35
  Repurchased.................     (64,214)     (1,000)   (138,315)     (4,473)   (199,866)     (998)    (12,240)   (5,244)
                                ----------  ----------  ----------  ----------  ----------  --------  ----------  --------
  Net increase................   2,706,057      81,820   1,433,717     120,151   1,123,124    37,512     377,951    44,568
                                ----------  ----------  ----------  ----------  ----------  --------  ----------  --------
                                ----------  ----------  ----------  ----------  ----------  --------  ----------  --------

Notes to Financial Statements
----------------------------------------------------------------
1. ORGANIZATION AND ACCOUNTING POLICIES--Dean Witter Select Dimensions Investment Series (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The shares of the Fund will only be sold to Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company for allocation to certain of its separate accounts to fund the benefits under certain flexible premium deferred variable annuity contracts.

    The Fund, which consists of 12 separate portfolios ("Portfolios"), was organized on June 2, 1994 as a Massachusetts business trust and commenced operations on November 9, 1994.

    The investment objectives of each Portfolio are as follows:

    PORTFOLIO                                  INVESTMENT OBJECTIVE
  Money Market     Seeks high current income, preservation of capital and liquidity by investing in short-term money market instruments.
 North American    Seeks to earn a high level of current income while maintaining relatively low
   Government      volatility of principal by primarily investing in investment grade fixed
   Securities      income securities issued or guaranteed by the U.S., Canadian or Mexican governments.
   Diversified     Seeks, as a primary objective, to earn a high level of current income and, as
     Income        a secondary objective, to maximize total return, but only to the extent consistent with its primary objective, by equally allocating its assets among three separate groupings of fixed income securities.
    Balanced       Seeks to achieve high total return through a combination of income and capital appreciation by investing in a diversified portfolio of common stocks and investment grade fixed income securities.
    Utilities      Seeks to provide current income and long-term growth of income and capital by investing in equity and fixed income securities of companies in the public utilities industry.
    Dividend       Seeks to provide reasonable current income and long-term growth of income and
     Growth        capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.
   Value-Added     Seeks to achieve a high level of total return on its assets through a
     Market        combination of capital appreciation and current income by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500 Composite Stock
                   Price Index.
   Core Equity     Seeks long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies.
 American Value    Seeks long-term capital growth consistent with an effort to reduce volatility by investing principally in common stock of companies in industries which, at the time of the investment, are believed to be undervalued in the marketplace.
  Global Equity    Seeks a high level of total return on its assets primarily through long-term capital growth and, to a lesser extent, from income, through investments in all types of common stocks and equivalents (such as convertible securities and warrants), preferred stocks and bonds and other debt obligations of domestic and foreign companies and governments and international organizations.
   Developing      Seeks long-term capital growth by investing primarily in common stocks of
     Growth        smaller and medium-sized companies that, in the opinion of the Investment
                   Manager, have the potential for growing more rapidly than the economy and which may benefit from new products or services, technological developments or changes in management.
    Emerging       Seeks long-term capital appreciation by investing primarily in equity
     Markets       securities of companies in emerging market countries. The Portfolio may invest up to 35% of its total assets in high risk fixed income securities that are rated below investment grade or are unrated.

--------------------------------------------------------------------------------

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

    A. VALUATION OF INVESTMENTS--Money Market: Securities are valued at amortized cost which approximates market value. All remaining Portfolios:
    (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the Trustees);
    (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager, or by the Sub-Advisor, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain of the securities may be valued by an outside pricing service approved by the Trustees. The pricing service utilizes a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

    B. ACCOUNTING FOR INVESTMENTS--Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. The Money Market Portfolio amortizes premiums and accretes discounts over the life of the respective securities; gains and losses realized upon the sale of securities are based on amortized cost. For all other Portfolios, discounts are accreted over the life of the respective securities. Interest income is accrued daily.

    C. FOREIGN CURRENCY TRANSLATION--The books and records of the Portfolios investing in foreign currency denominated transactions are translated into U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward contracts are translated at the exchange rates prevailing at the end of the period; and
    (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

    D. FORWARD FOREIGN CURRENCY CONTRACTS--Some of the Portfolios may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Portfolios record realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

--------------------------------------------------------------------------------

    E. FEDERAL INCOME TAX STATUS--It is the Fund's policy to comply individually for each Portfolio with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

    F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

    G. ORGANIZATIONAL EXPENSES--Dean Witter InterCapital Inc. (the "Investment Manager") paid the organizational expenses of approximately $100,000 ($8,333 for each respective Portfolio) which will be reimbursed for the full amount thereof, exclusive of amounts waived of $19,967 ($1,664 for each respective Portfolio except $1,663 for the Money Market Portfolio). Such expenses have been deferred and are being amortized by the straight-line method over a period not to exceed five years from the commencement of operations.

    H. EXPENSES--Direct expenses are charged to the respective Portfolio and general Fund expenses are allocated on the basis of relative net assets or equally among the Portfolios.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS--Pursuant to an Investment Management Agreement, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to each Portfolio's net assets determined at the close of each business day:

PORTFOLIO                                 ANNUAL RATE   PORTFOLIO                                 ANNUAL RATE
---------------------------------------  -------------  ---------------------------------------  -------------
Money Market...........................       0.50 %    Value-Added Market.....................       0.50 %
North American Government Securities...       0.65      Core Equity............................       0.85
Diversified Income.....................       0.40      American Value.........................       0.625
Balanced...............................       0.75      Global Equity..........................       1.00
Utilities..............................       0.65      Developing Growth......................       0.50
Dividend Growth........................       0.625     Emerging Markets.......................       1.25

    Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

    Under a Sub-Advisory Agreement between TCW Funds Management, Inc. (the "Sub-Advisor") and the Investment Manager, the Sub-Advisor provides the North American Government Securities, Balanced, Core Equity and Emerging Markets Portfolios with investment advice and portfolio management relating to the Portfolios' investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

--------------------------------------------------------------------------------

    The Investment Manager had undertaken to reimburse the Fund for all expenses (except for any brokerage fees and a portion of organizational expenses) and waive the compensation (the "management fee") provided for in the Agreement until December 31, 1995. At December 31, 1995, included in the Statements of Assets and Liabilities are receivables from affiliate which represent expense reimbursements due the Fund. For the period January 1, 1996 through December 31, 1996, the Investment Manager will continue to waive the management fee and reimburse expenses to the extent they exceed 0.50% of daily net assets of the Portfolio or until such time as the respective Portfolio has $50 million of net assets, whichever occurs first.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES--Purchases and sales/maturities of portfolio securities, excluding short-term investments (except for the Money Market Portfolio), for the year ended December 31, 1995 were as follows:

                                          U.S. GOVERNMENT SECURITIES              OTHER
                                          ---------------------------  ----------------------------
                                           PURCHASES    SALES/MATURITIES   PURCHASES  SALES/MATURITIES
                                          ------------  -------------  -------------  -------------
Money Market............................  $ 98,028,828   $98,728,197   $ 170,754,095   $130,159,915
North American Government Securities....     1,098,088        64,526        --             --
Diversified Income......................     2,846,460           929       5,941,141       493,256
Balanced................................     7,576,477     3,055,665      11,589,054     2,559,410
Utilities...............................       --            --           15,395,638       144,432
Dividend Growth.........................       --            --           70,245,972     1,006,085
Value-Added Market......................        75,090       --           20,942,930       255,644
Core Equity.............................       --            --            4,044,981       470,311
American Value..........................     5,126,818        92,156      46,593,113    18,103,094
Global Equity...........................       248,873       --           16,567,189     3,378,327
Developing Growth.......................       --            --           14,529,361     2,791,500
Emerging Markets........................       --            --            3,866,464       432,934

    For the year ended December 31, 1995, the following Portfolios incurred brokerage commissions with Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager, for portfolio transactions executed on behalf of the following Portfolios:

                                                                 DIVIDEND                 AMERICAN     GLOBAL    DEVELOPING
                                          BALANCED    UTILITIES   GROWTH    CORE EQUITY     VALUE      EQUITY      GROWTH
                                         -----------  ---------  ---------  -----------  -----------  ---------  -----------
Commissions............................   $   6,745   $  22,805  $  67,555   $     740    $  29,871   $   6,836   $   7,703
                                         -----------  ---------  ---------       -----   -----------  ---------  -----------
                                         -----------  ---------  ---------       -----   -----------  ---------  -----------

    Included in Balanced, Utilities, Dividend Growth, American Value and Developing Growth's payable for investments purchased are $339,683, $273,925, $906,558, $192,925 and $61,580, respectively, and included in Developing Growth's receivable for investments sold is $27,582 for unsettled trades with DWR at December 31, 1995.

    Included in the aforementioned purchases of portfolio securities of Value-Added Market are purchases of Dean Witter Discover & Co., an affiliate of the Investment Manager, of $44,855.

    Dean Witter Trust Company, an affiliate of the Investment Manager, is the Fund's transfer agent.

4. FEDERAL INCOME TAX STATUS--At December 31, 1995, the following Portfolios had an approximate net capital loss carryover which will be available through December 31, 2003 to offset future capital gains to the extent provided by regulations: North American Government Securities -- $1,000; Emerging Markets -- $14,000.

--------------------------------------------------------------------------------

    Net capital and currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Portfolios' next taxable year. The following Portfolios incurred and will elect to defer post-October losses during fiscal 1995: Balanced -- $16,000; Global Equity -- $44,000; Developing Growth -- $23,000; Emerging Markets -- $64,000.

    At December 31, 1995, the following Portfolios had significant temporary book/tax differences as follows: post-October losses -- Balanced, Global Equity, Developing Growth and Emerging Markets; income from the mark-to-market of open forward foreign exchange contracts and compensated forward foreign exchange contracts -- Diversified; income from the mark-to-market of passive foreign investment companies -- Global Equity and Emerging Markets.

    At December 31, 1995, the Diversified, Global Equity and Emerging Markets Portfolios had permanent book/tax differences attributable to foreign currency gains/losses. To reflect reclassifications arising from permanent book/tax differences for the year ended December 31, 1995, the following accounts were charged (credited):

                                                                                    ACCUMULATED UNDISTRIBUTED
                                                                ACCUMULATED               NET REALIZED
                                                             UNDISTRIBUTED NET          GAIN/ACCUMULATED
                                                             INVESTMENT INCOME          NET REALIZED LOSS
                                                          -----------------------  ---------------------------
Diversified.............................................         $  (3,496)                 $   3,496
Global Equity...........................................               (73)                        73
Emerging Markets........................................             1,568                     (1,568)

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS--Some of the Portfolios may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

    At December 31, 1995, the Global Equity Portfolio had outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions and the Diversified Income Portfolio had outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions and manage foreign currency exposure.

    Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolios bear the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

                     (This page left blank intentionally.)

Financial Highlights
        ----------------------------------------------------------------
Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                          NET ASSET               NET REALIZED
                            VALUE       NET            AND       TOTAL FROM      LESS      NET ASSET
       YEAR ENDED         BEGINNING  INVESTMENT    UNREALIZED    INVESTMENT  DIVIDENDS TO  VALUE END
       DECEMBER 31        OF PERIOD    INCOME      GAIN (LOSS)   OPERATIONS  SHAREHOLDERS  OF PERIOD
      ------------        ---------  ----------   -------------  ----------  ------------  ----------
Money Market
1994 (a)                   $ 1.00      $0.01      $  --           $ 0.01       $(0.01)       $ 1.00
1995                         1.00       0.06         --             0.06        (0.06)         1.00
North American Government Securities
1994 (a)                    10.00       0.06         --             0.06        (0.02)        10.04
1995                        10.04       0.53          0.11          0.64        (0.50)        10.18
Diversified Income
1994 (a)                    10.00       0.08         --             0.08        (0.03)        10.05
1995                        10.05       0.57          0.11          0.68        (0.51)        10.22
Balanced
1994 (a)                    10.00       0.08         (0.02)         0.06        (0.02)        10.04
1995                        10.04       0.40          1.85          2.25        (0.40)        11.89
Utilities
1994 (a)                    10.00       0.07         --             0.07        (0.03)        10.04
1995                        10.04       0.45          2.30          2.75        (0.44)        12.35
Dividend Growth
1994 (a)                    10.00       0.08         (0.09)        (0.01)       (0.02)         9.97
1995                         9.97       0.36          3.57          3.93        (0.36)        13.54
Value-Added Market
1994 (a)                    10.00       0.06         (0.14)        (0.08)       (0.02)         9.90
1995                         9.90       0.31          2.34          2.65        (0.31)        12.24
Core Equity
1994 (a)                    10.00       0.07         --             0.07        (0.02)        10.05
1995                        10.05       0.26          1.05          1.31        (0.29)        11.07
American Value
1994 (a)                    10.00       0.06          0.01          0.07        (0.02)        10.05
1995                        10.05       0.21          3.66          3.87        (0.21)        13.71
Global Equity
1994 (a)                    10.00       0.07         (0.10)        (0.03)       (0.03)         9.94
1995                         9.94       0.29          1.05          1.34        (0.29)        10.99
Developing Growth
1994 (a)                    10.00       0.08          0.08          0.16        (0.03)        10.13
1995                        10.13       0.24          4.88          5.12        (0.25)        15.00
Emerging Markets
1994 (a)                    10.00       0.06         --             0.06        (0.02)        10.04
1995                        10.04       0.29         (0.33)        (0.04)       (0.31)         9.69

------------------------
 (a) For the period November 9, 1994 (commencement of operations) through December 31, 1994. The per share amounts reported are not necessarily consistent with the corresponding amounts reported on the Statement of Operations due to the fluctuations in capital stock activity during the period.
 *   After application of the Fund's expense limitation.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                  RATIOS TO                RATIOS TO
                                                             AVERAGE NET ASSETS       AVERAGE NET ASSETS
                                                            (BEFORE EXPENSES WERE    (AFTER EXPENSES WERE
                                                                  ASSUMED)*                ASSUMED)
                                                           -----------------------  -----------------------
                                 TOTAL       NET ASSETS                    NET                      NET      PORTFOLIO
                               INVESTMENT      END OF                   INVESTMENT               INVESTMENT  TURNOVER
                                 RETURN    PERIOD (000'S)   EXPENSES      INCOME     EXPENSES      INCOME      RATE
                               ----------  --------------  -----------  ----------  -----------  ----------  ---------
Money Market
1994 (a)                          0.76 %(1     $1,234         2.50%(2)     3.33 %(2   --  %        5.83%(2)     N/A%(1)
1995                              6.10         42,089         0.81         5.11       --           5.92         N/A
North American Government Securities
1994 (a)                          0.61(1)         122         2.50(2)      1.78(2)    --           4.28(2)     --  (1)
1995                              6.40          1,288         2.50         3.24       --           5.74          18
Diversified Income
1994 (a)                          0.76(1)         402         2.50(2)      3.08(2)    --           5.58(2)     --  (1)
1995                              6.96          8,972         1.33         5.95       --           7.28          33
Balanced
1994 (a)                          0.60(1)         796         2.50(2)      2.90(2)    --           5.40(2)     --  (1)
1995                             22.86         16,311         1.39         2.45       --           3.84          99
Utilities
1994 (a)                          0.65(1)         498         2.50(2)      2.79(2)    --           5.29(2)     --  (1)
1995                             28.05         17,959         1.43         3.01       --           4.44           3
Dividend Growth
1994 (a)                         (0.05) (1)      1,378        2.50(2)      3.28(2)    --           5.78(2)     --  (1)
1995                             40.13         78,694         0.83         2.80       --           3.63           4
Value-Added Market
1994 (a)                         (0.76) (1)        349        2.50(2)      1.25(2)    --           3.75(2)     --  (1)
1995                             27.14         23,970         1.46         1.64       --           3.10           4
Core Equity
1994 (a)                          0.67(1)         316         2.50(2)      2.32(2)    --           4.82(2)     --  (1)
1995                             13.29          3,956         2.50        (0.64)      --           1.86          39
American Value
1994 (a)                          0.69(1)         823         2.50(2)      1.60(2)    --           4.10(2)       10(1)
1995                             38.95         38,235         0.96         1.11       --           2.07         174
Global Equity
1994 (a)                         (0.30) (1)      1,194        2.50(2)      2.20(2)    --           4.70(2)     --  (1)
1995                             13.76         17,074         1.69         1.09       --           2.78          74
Developing Growth
1994 (a)                          1.58(1)         380         2.50(2)      2.31(2)    --           4.81(2)        3(1)
1995                             51.26         17,412         1.24         0.86       --           2.10          80
Emerging Markets
1994 (a)                          0.57(1)         448         2.50(2)      2.22(2)    --           4.72(2)     --  (1)
1995                             (0.57)         4,092         2.50         0.18       --           2.68          36

Report of Independent Accountants
        ----------------------------------------------------------------
To the Shareholders and Trustees of Dean Witter Select Dimensions Investment Series

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio, the North American Government Securities Portfolio, the Diversified Income Portfolio, the Balanced Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Core Equity Portfolio, the American Value Portfolio, the Global Equity Portfolio, the Developing Growth Portfolio and the Emerging Markets Portfolio (constituting Dean Witter Select Dimensions Investment Series, hereafter referred to as the "Fund") at December 31, 1995, and the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for the year then ended and for the period November 9, 1994 (commencement of operations) through December 31, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management: our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 7, 1996

Money Market
Portfolio of Investments JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       ANNUALIZED
 PRINCIPAL                                                               YIELD
AMOUNT (IN                                                             ON DATE OF       MATURITY
THOUSANDS)                                                              PURCHASE          DATE             VALUE
-----------                                                          --------------  ---------------    ------------
             COMMERCIAL PAPER (77.4%)
             AUTOMOTIVE - FINANCE (7.4%)
 $   1,755   Ford Motor Credit Co..................................    5.40-5.46%    07/31/96-10/03/96  $  1,738,682
     2,770   General Motors Acceptance Corp........................    5.42-5.86     08/08/96-01/03/97     2,722,872
                                                                                                        ------------
                                                                                                           4,461,554
                                                                                                        ------------
             BANK HOLDING COMPANIES (16.4%)
     1,000   BankAmerica Corp......................................       5.42          11/18/96             979,252
     2,670   Barnett Banks Inc.....................................       5.44          07/01/96           2,669,194
     1,000   Chase Manhattan Corp..................................       5.39          08/21/96             992,212
       621   Morgan (J.P.) & Co. Inc...............................       5.38          07/11/96             619,901
     2,590   PNC Funding Corp......................................    5.41-5.53     08/13/96-09/24/96     2,562,982
     2,075   U.S. Bancorp..........................................    5.37-5.47     07/08/96-09/05/96     2,067,700
                                                                                                        ------------
                                                                                                           9,891,241
                                                                                                        ------------
             BANKS - COMMERCIAL (18.7%)
     2,805   Abbey National North America Corp.....................    5.00-5.48     08/23/96-11/04/96     2,771,696
     1,650   ABN - AMRO North America Finance Inc..................    5.06-5.44     08/27/96-11/12/96     1,628,906
     1,000   Canadian Imperial Holdings Inc........................       5.52          09/09/96             989,120
     1,000   Commerzbank U.S. Finance Inc..........................       5.35          07/01/96             999,707
     1,000   National Australia Funding (DE) Inc...................       5.10          09/03/96             990,888
     1,000   Societe Generale N.A., Inc............................       5.40          07/22/96             996,601
     2,925   WestPac Capital Corp..................................    5.47-5.66     09/09/96-12/30/96     2,865,197
                                                                                                        ------------
                                                                                                          11,242,115
                                                                                                        ------------
             BROKERAGE (5.8%)
     1,000   Goldman Sachs Group L.P...............................       5.38          08/05/96             994,522
     2,540   Morgan Stanley Group, Inc.............................    5.33-5.38     07/09/96-07/12/96     2,535,816
                                                                                                        ------------
                                                                                                           3,530,338
                                                                                                        ------------
             FINANCE - CONSUMER (7.1%)
     1,550   American Express Credit Corp..........................    5.00-5.38     08/09/96-08/19/96     1,539,825
     2,745   Norwest Financial Inc.................................    5.32-5.34     07/16/96-07/19/96     2,737,646
                                                                                                        ------------
                                                                                                           4,277,471
                                                                                                        ------------
             FINANCE - DIVERSIFIED (6.3%)
     1,000   Associates Corp. of North America.....................       5.19          07/29/96             995,767
     2,810   General Electric Capital Corp.........................    5.35-5.41     08/22/96-10/24/96     2,780,830
                                                                                                        ------------
                                                                                                           3,776,597
                                                                                                        ------------
             OFFICE EQUIPMENT (4.9%)
     2,000   IBM Credit Corp.......................................    5.35-5.39     07/03/96-07/24/96     1,995,684
     1,000   Xerox Credit Corp.....................................       5.47          09/18/96             987,850
                                                                                                        ------------
                                                                                                           2,983,534
                                                                                                        ------------
             RETAIL (4.5%)
     2,725   Sears Roebuck Acceptance Corp.........................    5.39-5.45     08/07/96-09/26/96     2,700,907
                                                                                                        ------------

Money Market
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                       ANNUALIZED
 PRINCIPAL                                                               YIELD
AMOUNT (IN                                                             ON DATE OF       MATURITY
THOUSANDS)                                                              PURCHASE          DATE             VALUE
-----------                                                          --------------  ---------------    ------------
             TELEPHONES (5.4%)
 $   1,000   Ameritech Corp........................................      5.43%          10/18/96        $    983,597
     1,215   AT&T Corp.............................................    5.38-5.52     08/14/96-10/15/96     1,202,013
     1,045   BellSouth Telecommunications Inc......................       5.36          07/02/96           1,044,534
                                                                                                        ------------
                                                                                                           3,230,144
                                                                                                        ------------
             UTILITIES - FINANCE (0.9%)
       531   National Rural Utilities Cooperative Finance Corp.....       5.45          08/19/96             526,938
                                                                                                        ------------
             TOTAL COMMERCIAL PAPER (AMORTIZED COST $46,620,839)....................................      46,620,839
                                                                                                        ------------

             BANKERS' ACCEPTANCES (9.0%)
     2,750   First National Bank of Boston.........................    5.20-5.42     07/10/96-08/02/96     2,740,404
     1,000   First Union National Bank of Florida..................       5.07          07/26/96             996,287
     1,699   Mellon Bank, N.A......................................       5.46          08/19/96           1,685,657
                                                                                                        ------------
             TOTAL BANKERS' ACCEPTANCES (AMORTIZED COST $5,422,348).................................       5,422,348
                                                                                                        ------------

             U.S. GOVERNMENT AGENCIES (8.4%)
     1,750   Federal Home Loan Banks...............................    5.10-5.55     07/18/96-02/03/97     1,723,053
     2,313   Federal Home Loan Mortgage Corp.......................       5.52          07/01/96           2,312,291
     1,000   Federal National Mortgage Assoc.......................       5.25          08/29/96             991,409
                                                                                                        ------------
             TOTAL U.S. GOVERNMENT AGENCIES (AMORTIZED COST $5,026,753).............................       5,026,753
                                                                                                        ------------

             CERTIFICATES OF DEPOSIT (3.3%)
     1,000   Chase Manhattan Bank (USA)............................       5.42          09/11/96           1,000,000
     1,000   Union Bank of California, N.A.........................       5.48          11/20/96           1,000,000
                                                                                                        ------------
             TOTAL CERTIFICATES OF DEPOSIT (AMORTIZED COST $2,000,000)..............................       2,000,000
                                                                                                        ------------

             SHORT-TERM BANK NOTE (1.7%)
     1,000   La Salle National Bank (Amortized Cost $1,000,000)....       5.44          08/09/96           1,000,000
                                                                                                        ------------
             TOTAL INVESTMENTS (AMORTIZED COST $60,069,940) (A).........................       99.8%      60,069,940
             CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES.............................        0.2          115,149
                                                                                          ----------    ------------
             NET ASSETS.................................................................      100.0%    $ 60,185,089
                                                                                          ----------    ------------
                                                                                          ----------    ------------

----------------
 (A)   COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

North American Government Securities
Portfolio of Investments JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
 AMOUNT (IN                                                                           COUPON    MATURITY
 THOUSANDS)                                                                            RATE       DATE        VALUE
-------------                                                                       ----------  ---------  -----------
               U.S. GOVERNMENT & AGENCIES OBLIGATIONS (48.4%)
  $      35    Federal Home Loan Banks............................................      6.78 %   04/04/97  $    35,235
         40    Federal Home Loan Mortgage Corp....................................      7.69     12/16/96       40,383
         95    Federal National Mortgage Assoc....................................      6.00     09/01/00       92,374
         90    Federal National Mortgage Assoc....................................      6.50     07/01/02       88,335
         99    Federal National Mortgage Assoc....................................      7.00     10/01/02       99,049
        100    Federal National Mortgage Assoc....................................      7.00     06/01/03       99,625
         94    Federal National Mortgage Assoc....................................      7.046    07/01/24       96,272
         75    Federal National Mortgage Assoc....................................      7.60     01/10/97       75,691
        250    U.S. Treasury Note.................................................      5.50     11/15/98      245,977
        200    U.S. Treasury Note.................................................      5.50     02/28/99      196,188
        150    U.S. Treasury Note.................................................      5.50     04/15/00      145,523
        115    U.S. Treasury Note.................................................      6.125    05/15/98      115,000
                                                                                                           -----------
               TOTAL U.S. GOVERNMENT & AGENCIES OBLIGATIONS (IDENTIFIED COST $1,354,123).................    1,329,652
                                                                                                           -----------

               MORTGAGE-BACKED SECURITIES (40.6%)
         99    Federal Home Loan Mortgage Corp. PC Gold...........................      5.50     11/01/00       95,337
         83    Federal Home Loan Mortgage Corp. PC Gold...........................      6.00     11/01/99       81,505
        101    Federal Home Loan Mortgage Corp. PC Gold...........................      6.00     05/01/11       95,539
         86    Federal Home Loan Mortgage Corp. PC Gold...........................      7.00     07/01/00       86,692
        187    Federal Home Loan Mortgage Corp. PC Gold...........................      7.50     06/01/11      187,609
         96    Government National Mortgage Assoc.................................      6.00     08/20/25       95,248
        147    Government National Mortgage Assoc.................................      6.50     02/20/23      146,823
         98    Government National Mortgage Assoc.................................      6.50     01/20/26       98,376
        100    Government National Mortgage Assoc.................................      6.50     05/20/26      100,035
        127    Government National Mortgage Assoc.................................      7.00     06/20/25      129,122
                                                                                                           -----------
               TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,121,804).............................    1,116,286
                                                                                                           -----------

               REPURCHASE AGREEMENT (5.0%)
        137    The Bank of New York (dated 06/28/96; proceeds $137,010;
                 collateralized by $140,231 U.S. Treasury Note 5.375% due 11/30/97
                 valued at $139,690)
                 (Identified Cost $136,951).......................................      5.125     07/01/96      136,951
                                                                                                            -----------
               TOTAL INVESTMENTS (IDENTIFIED COST $2,612,878) (A)............................       94.0%    2,582,889
               CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES................................        6.0       163,752
                                                                                               ----------  -----------
               NET ASSETS....................................................................      100.0%  $ 2,746,641
                                                                                               ----------  -----------
                                                                                               ----------  -----------

----------------

 (A) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST. THE AGGREGATE GROSS UNREALIZED APPRECIATION WAS $510 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION WAS $30,499, RESULTING IN NET UNREALIZED DEPRECIATION OF $29,989.


                       SEE NOTES TO FINANCIAL STATEMENTS

Diversified Income
Portfolio of Investments JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                                COUPON       MATURITY
THOUSANDS)                                                                 RATE          DATE            VALUE
-----------                                                              ---------  ---------------  -------------
             GOVERNMENT & CORPORATE BONDS (87.2%)
             AUSTRALIA (3.2%)
             GOVERNMENT OBLIGATION
Au$    844   Queensland Treasury Corp..................................      8.00 %    05/14/97      $     665,605
                                                                                                     -------------
             CANADA (2.7%)
             GOVERNMENT OBLIGATION
Ca$    740   Canada Treasury Bond (a)..................................      8.00      11/01/98            562,380
                                                                                                     -------------
             DENMARK (3.0%)
             GOVERNMENT OBLIGATION
 DKr 3,350   Denmark Treasury Note (a).................................      9.00      11/15/98            618,998
                                                                                                     -------------
             GERMANY (0.8%)
             GOVERNMENT OBLIGATION
   DEM 230   Bundes Obligation (a).....................................      6.875     02/24/99            159,168
                                                                                                     -------------
             ITALY (3.4%)
             FINANCE (0.1%)
  ITL  30M   Credit Suisse Finance Gibraltar...........................     11.625     05/27/97             20,023
                                                                                                     -------------
             GOVERNMENT OBLIGATIONS (3.3%)
      750M   Italy Treasury Bond (a)...................................     10.50      04/15/98            505,638
      250M   Italy Treasury Bond (a)...................................      9.50      02/01/99            167,340
                                                                                                     -------------
                                                                                                           672,978
                                                                                                     -------------
             TOTAL ITALY...........................................................................        693,001
                                                                                                     -------------
             NEW ZEALAND (3.4%)
             GOVERNMENT OBLIGATIONS
NZ$    600   New Zealand Treasury Bond.................................      9.00      11/15/96            409,142
       425   New Zealand Treasury Bond (a).............................      8.00      07/15/98            284,451
                                                                                                     -------------
             TOTAL NEW ZEALAND.....................................................................        693,593
                                                                                                     -------------
             PORTUGAL (2.8%)
             GOVERNMENT OBLIGATION
   PTE 90M   Portugal Treasury Bond (a)................................      8.375     01/23/99            583,234
                                                                                                     -------------
             SPAIN (3.7%)
             GOVERNMENT OBLIGATIONS
   ESP 14M   Spain Treasury Bond (a)...................................     11.45      08/30/98            117,634
       43M   Spain Treasury Bond (a)...................................      9.90      10/31/98            351,915
       35M   Spain Treasury Bond (a)...................................     10.25      11/30/98            288,599
                                                                                                     -------------
             TOTAL SPAIN...........................................................................        758,148
                                                                                                     -------------
             SWEDEN (2.1%)
             GOVERNMENT OBLIGATION
 SEK 2,800   Sweden Treasury Bond (a)..................................     10.75      01/23/97            432,024
                                                                                                     -------------

Diversified Income
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                                COUPON       MATURITY
THOUSANDS)                                                                 RATE          DATE            VALUE
-----------                                                              ---------  ---------------  -------------
             UNITED KINGDOM (3.6%)
             GOVERNMENT OBLIGATION
  L    465   United Kingdom Treasury Bond..............................      7.00 %    08/06/97      $     730,249
                                                                                                     -------------
             UNITED STATES (58.5%)
             AEROSPACE (0.8%)
$      200   Sabreliner Corp. (Series B)...............................     12.50      04/15/03            169,000
                                                                                                     -------------
             AUTOMOTIVE (0.4%)
       100   Envirotest Systems, Inc...................................      9.625     04/01/03             77,000
                                                                                                     -------------
             BROADCAST MEDIA (1.5%)
       100   Paxson Communications Corp................................     11.625     10/01/02            103,500
       200   Spanish Broadcasting System, Inc..........................      7.50      06/15/02            199,500
                                                                                                     -------------
                                                                                                           303,000
                                                                                                     -------------
             BUSINESS SERVICES (1.3%)
       250   Xerox Corp................................................     15.00      06/10/97            270,875
                                                                                                     -------------
             CABLE & TELECOMMUNICATIONS (6.6%)
       205   Adelphia Communications Corp. (Series B)..................      9.50+     02/15/04            177,621
       250   American Communications Industries, Inc. - 144A*..........    12.75++     04/01/06            131,875
       100   AT&T Capital Corp.........................................     15.00      05/05/97            107,176
       250   Falcon Holdings Group L.P.................................     11.00+     09/15/03            238,750
       400   Hyperion Communications (Units)++ - 144A*.................    13.00++     04/15/03            223,000
       300   In-Flight Phone Corp. (Series B)..........................    14.00++     05/15/02            106,500
       100   Peoples Telephone Co., Inc................................     12.25      07/15/02             97,000
       500   UIH Australia/Pacific Inc. - 144A*........................    14.00++     05/15/06            268,750
                                                                                                     -------------
                                                                                                         1,350,672
                                                                                                     -------------
             COMPUTER EQUIPMENT (1.3%)
       200   Integrated Device Technology (Conv.)......................      5.50      06/01/02            157,250
       100   Unisys Corp...............................................     15.00      07/01/97            105,750
                                                                                                     -------------
                                                                                                           263,000
                                                                                                     -------------
             CONTAINERS (1.2%)
       100   Anchor Glass Containers Corp..............................     10.25      06/30/02             80,000
       100   Anchor Glass Containers Corp..............................      9.875     12/15/08             50,000
       200   Ivex Holdings Corp. (Series B)............................    13.25++     03/15/05            123,000
                                                                                                     -------------
                                                                                                           253,000
                                                                                                     -------------
             ELECTRICAL & ALARM SYSTEMS (0.4%)
       100   Mosler, Inc...............................................     11.00      04/15/03             85,000
                                                                                                     -------------
             ENTERTAINMENT/GAMING & LODGING (4.8%)
       100   Cobblestone Golf Group - 144A*............................     11.50      06/01/03            100,500
       250   Cobblestone Holdings Inc. (Units)++ - 144A*...............      0.00      06/01/04             92,500
       100   Fitzgeralds Gaming Corp. (Units)++........................     13.00      12/31/02             84,000
       100   Lady Luck Gaming Finance Corp.............................     11.875     03/01/01             98,500
       100   Motels of America, Inc. (Series B)........................     12.00      04/15/04             96,000
       250   Players International, Inc................................     10.875     04/15/05            254,062
       100   Plitt Theaters, Inc.......................................     10.875     06/15/04            101,750
       200   President Riverboat Casinos, Inc..........................     13.00      09/15/01            167,000
                                                                                                     -------------
                                                                                                           994,312
                                                                                                     -------------

Diversified Income
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                                COUPON       MATURITY
THOUSANDS)                                                                 RATE          DATE            VALUE
-----------                                                              ---------  ---------------  -------------
             FOODS & BEVERAGES (2.9%)
$      100   Envirodyne Industries, Inc................................     10.25 %    12/01/01      $      87,000
       100   SC International Services, Inc............................     13.00      10/01/05            108,750
       200   Seven Up/RC Bottling Co. Southern California, Inc. (b)....     11.50      08/01/99            141,000
       600   Specialty Foods Acquisition Corp. (Series B)..............    13.00++     08/15/05            264,000
                                                                                                     -------------
                                                                                                           600,750
                                                                                                     -------------
             MANUFACTURING (1.5%)
       100   Alpine Group, Inc. (Series B).............................     12.25      07/15/03            100,750
       100   Berry Plastics Corp.......................................     12.25      04/15/04            107,500
       100   Uniroyal Technology Corp..................................     11.75      06/01/03             90,000
                                                                                                     -------------
                                                                                                           298,250
                                                                                                     -------------
             MANUFACTURING - DIVERSIFIED (2.1%)
       100   Foamex L.P................................................     11.875     10/01/04            102,500
       100   Interlake Corp............................................     12.125     03/01/02            100,250
       250   Jordan Industries, Inc....................................     10.375     08/01/03            238,750
                                                                                                     -------------
                                                                                                           441,500
                                                                                                     -------------
             OIL & GAS (0.4%)
       100   Empire Gas Corp...........................................      7.00      07/15/04             88,500
                                                                                                     -------------
             PUBLISHING (1.6%)
       200   Affiliated Newspapers Investments, Inc....................    13.25++     07/01/06            138,000
       200   United States Banknote Corp...............................     10.375     06/01/02            184,000
                                                                                                     -------------
                                                                                                           322,000
                                                                                                     -------------
             RESTAURANTS (1.1%)
       100   Carrols Corp..............................................     11.50      08/15/03            101,500
       200   Flagstar Corp.............................................     11.25      11/01/04            132,000
                                                                                                     -------------
                                                                                                           233,500
                                                                                                     -------------
             RETAIL (1.4%)
       100   Cort Furniture Rental Corp................................     12.00      09/01/00            104,125
       200   County Seat Stores Co.....................................     12.00      10/01/02            174,000
                                                                                                     -------------
                                                                                                           278,125
                                                                                                     -------------
             RETAIL - FOOD CHAINS (0.9%)
       200   Ralphs Grocery Co.........................................     10.45      06/15/04            191,000
                                                                                                     -------------
             TEXTILES - APPAREL MANUFACTURERS (0.2%)
        50   U.S. Leather, Inc.........................................     10.25      07/31/03             42,000
                                                                                                     -------------
             WASTE MANAGEMENT (0.5%)
       100   Norcal Waste Systems - 144A*..............................     12.50      11/15/05            105,500
                                                                                                     -------------

Diversified Income
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                                COUPON       MATURITY
THOUSANDS)                                                                 RATE          DATE            VALUE
-----------                                                              ---------  ---------------  -------------
             U.S. GOVERNMENT & AGENCIES OBLIGATIONS (27.6%)
             Federal National Mortgage Assoc.
                                                                                       02/01/11-
$    1,008   ..........................................................      6.00 %    03/01/11      $     952,880
                                                                                       07/01/25-
     1,923   ..........................................................      7.00      02/01/26          1,849,534
       505   ..........................................................      8.00      06/01/26            508,788
                                                                                                     -------------
                                                                                                         3,311,202
                                                                                                     -------------
             Government National Mortgage Assoc.
       505   ..........................................................      7.50      04/15/26            497,348
                                                                                       02/15/26-
       990   ..........................................................      8.00      06/15/26            998,663
                                                                                                     -------------
                                                                                                         1,496,011
                                                                                                     -------------
       500   U.S. Treasury Note........................................      5.75      10/31/00            486,953
       500   U.S. Treasury Note Principal Strip........................      0.00      02/15/00            397,493
                                                                                                     -------------
                                                                                                           884,446
                                                                                                     -------------
                                                                                                         5,691,659
                                                                                                     -------------
             TOTAL UNITED STATES...................................................................     12,058,643
                                                                                                     -------------
             TOTAL GOVERNMENT & CORPORATE BONDS (IDENTIFIED COST $18,054,156)......................     17,955,043
                                                                                                     -------------

 NUMBER OF
  SHARES
-----------
             COMMON AND PREFERRED STOCKS (c) (0.9%)
             ENTERTAINMENT/GAMING & LODGING (0.7%)
     5,000   Lady Luck Gaming Corp. (Series A) (Pref.)+........................................        147,500
                                                                                                 -------------
             OIL & GAS (0.2%)
    10,000   HarCor Energy, Inc................................................................         45,000
                                                                                                 -------------
             TOTAL COMMON AND PREFERRED STOCKS (IDENTIFIED COST $195,500)......................        192,500
                                                                                                 -------------

 NUMBER OF                                                                         EXPIRATION
 WARRANTS                                                                             DATE
-----------                                                                      ---------------
             WARRANTS (c) (0.0%)
             CABLE & TELECOMMUNICATIONS
       200   In-Flight Phone Corp. - 144A*.....................................     08/31/02              2,000
                                                                                                  -------------
             ENTERTAINMENT/GAMING & LODGING
       787   Fitzgeralds Gaming Corp. - 144A*..................................     12/19/98              3,542
                                                                                                  -------------
             TOTAL WARRANTS (IDENTIFIED COST $14,739)...........................................          5,542
                                                                                                  -------------

 PRINCIPAL
AMOUNT (IN                                                                COUPON       MATURITY
THOUSANDS)                                                                 RATE          DATE
-----------                                                              ---------  ---------------
             SHORT-TERM INVESTMENTS (9.7%)
             AUSTRALIA (d) (0.9%)
             GOVERNMENT OBLIGATION
Au$    245   Australia Treasury Bill...................................      7.30 %    07/18/96            192,230
                                                                                                     -------------

Diversified Income
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                                COUPON       MATURITY
THOUSANDS)                                                                 RATE          DATE            VALUE
-----------                                                              ---------  ---------------  -------------
             PORTUGAL (e) (1.0%)
             TIME DEPOSIT
  PTE   31M  Bankers Trust.............................................      7.125%    07/29/96      $     196,555
                                                                                                     -------------
             UNITED STATES (7.8%)
             U.S. GOVERNMENT AGENCY (d) (6.8%)
$    1,400   Federal Home Loan Mortgage Corp...........................      5.52      07/01/96          1,400,000
                                                                                                     -------------
             REPURCHASE AGREEMENT (1.0%)
       211   The Bank of New York (dated 06/28/96; proceeds $211,435;
               collateralized by $216,406 U.S. Treasury Note 5.375% due
               11/30/97 valued at $215,572) (Identified Cost
               $211,345)...............................................      5.125     07/01/96            211,345
                                                                                                     -------------
             TOTAL UNITED STATES...................................................................      1,611,345
                                                                                                     -------------
             TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,986,765).............................      2,000,130
                                                                                                     -------------
             TOTAL INVESTMENTS (IDENTIFIED COST $20,251,160) (f).......................       97.8%     20,153,215
             CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................        2.2         448,658
                                                                                         ----------  -------------

             NET ASSETS................................................................      100.0%  $  20,601,873
                                                                                         ----------  -------------
                                                                                         ----------  -------------

----------------
  M    IN MILLIONS.
  *    RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
 ++ CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; GENERALLY BONDS WITH ATTACHED STOCKS/WARRANTS.
  +    PAYMENT-IN-KIND SECURITY.
 ++ CURRENTLY A ZERO COUPON BOND AND WILL PAY INTEREST AT THE RATE SHOWN AT A FUTURE SPECIFIED DATE.
 (a) SOME OR ALL OF THESE SECURITIES ARE SEGREGATED IN CONNECTION WITH OPEN FORWARD FOREIGN CURRENCY CONTRACTS.
 (b)   NON-INCOME PRODUCING SECURITY, ISSUER IN DEFAULT.
 (c)   NON-INCOME PRODUCING SECURITIES.
 (d) SECURITIES WERE PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATES SHOWN HAVE BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
 (e)   SUBJECT TO WITHDRAWAL RESTRICTIONS UNTIL MATURITY.
 (f) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST. THE AGGREGATE GROSS UNREALIZED APPRECIATION WAS $255,181 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION WAS $353,126, RESULTING IN NET UNREALIZED DEPRECIATION OF $97,945.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 1996:

                         IN                                   UNREALIZED
CONTRACTS             EXCHANGE           DELIVERY            APPRECIATION
TO DELIVER              FOR                DATE             (DEPRECIATION)
----------           ----------          --------          ----------------
Y   20,000,000       $ 186,881           11/05/96          $         8,024
DEM  306,000         $ 208,036           11/12/96                    8,222
Y   75,000,000       $ 688,263           03/07/97                    6,785
NLG   559,650        $ 339,388           03/25/97                   13,524
DEM 1,148,000        $ 750,670           06/11/97                   (1,551)
NLG   336,000        $ 195,998           06/27/97                     (575)
                                                                   -------
                     Net unrealized appreciation .................. $34,429
                                                                   -------
                                                                   -------

Balanced
Portfolio of Investments JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                                                                VALUE
-----------                                                                                         -------------
             COMMON STOCKS (65.4%)
             AEROSPACE (1.4%)
     4,200   Boeing Co............................................................................  $     365,925
                                                                                                    -------------
             AIR TRANSPORT (0.9%)
     2,600   AMR Corp.*...........................................................................        236,600
                                                                                                    -------------
             AIRCRAFT & AEROSPACE (1.0%)
     3,700   Northrop Grumman Corp................................................................        252,062
                                                                                                    -------------
             AIRLINES (0.9%)
     2,700   Delta Air Lines, Inc.................................................................        224,100
                                                                                                    -------------
             ALUMINUM (0.5%)
     2,300   Aluminum Co. of America..............................................................        131,962
                                                                                                    -------------
             AUTO PARTS - AFTER MARKET (0.8%)
     5,800   Lear Corp.*..........................................................................        204,450
                                                                                                    -------------
             AUTOMOTIVE (2.7%)
     6,500   Chrysler Corp........................................................................        403,000
     9,100   Ford Motor Co........................................................................        294,612
                                                                                                    -------------
                                                                                                          697,612
                                                                                                    -------------
             BANKS - MONEY CENTER (1.2%)
     3,700   Citicorp.............................................................................        305,712
                                                                                                    -------------
             BASIC CYCLICAL COMMODITIES (0.9%)
     5,900   Union Carbide Corp...................................................................        234,525
                                                                                                    -------------
             BIOTECHNOLOGY (0.6%)
     2,900   Amgen Inc.*..........................................................................        155,875
                                                                                                    -------------
             BROKERAGE (1.7%)
     6,800   Merrill Lynch & Co., Inc.............................................................        442,850
                                                                                                    -------------
             COMMERCIAL SERVICES (2.1%)
     7,900   Corrections Corp. of America*........................................................        553,000
                                                                                                    -------------
             COMMUNICATIONS EQUIPMENT (1.7%)
     7,800   Cisco Systems, Inc.*.................................................................        441,675
                                                                                                    -------------
             COMPUTER SERVICES (3.5%)
     2,000   Computer Sciences Corp.*.............................................................        149,500
     6,600   Electronic Data Systems Corp.*.......................................................        354,750
     5,300   First Data Corp......................................................................        422,012
                                                                                                    -------------
                                                                                                          926,262
                                                                                                    -------------
             COMPUTER SOFTWARE (0.5%)
     1,200   Microsoft Corp.*.....................................................................        144,000
                                                                                                    -------------
             COMPUTER SOFTWARE & SERVICES (0.5%)
     3,300   America Online, Inc.*................................................................        143,550
                                                                                                    -------------
             COMPUTERS - SYSTEMS (1.6%)
     4,200   Hewlett-Packard Co...................................................................        418,425
                                                                                                    -------------

Balanced
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                                                                VALUE
-----------                                                                                         -------------
             CONSUMER PRODUCTS (1.6%)
     5,500   Kimberly-Clark Corp..................................................................  $     424,875
                                                                                                    -------------
             CONSUMER SERVICES (1.7%)
    12,500   CUC International, Inc.*.............................................................        443,750
                                                                                                    -------------
             CRUDE PRODUCTS (0.5%)
     5,700   Occidental Petroleum Corp............................................................        141,075
                                                                                                    -------------
             ELECTRIC - MAJOR (1.1%)
     3,200   General Electric Co..................................................................        276,800
                                                                                                    -------------
             ELECTRONICS - SEMICONDUCTORS/COMPONENTS (1.6%)
     3,000   Applied Materials, Inc.*.............................................................         91,125
     5,400   Motorola, Inc........................................................................        339,525
                                                                                                    -------------
                                                                                                          430,650
                                                                                                    -------------
             ENTERTAINMENT (3.7%)
     9,300   Circus Circus Enterprises, Inc.*.....................................................        381,300
     5,900   Viacom, Inc. (Class B)*..............................................................        229,362
     6,100   Walt Disney Co.......................................................................        383,538
                                                                                                    -------------
                                                                                                          994,200
                                                                                                    -------------
             FINANCE (1.3%)
     4,000   Federal Home Loan Mortgage Corp......................................................        342,000
                                                                                                    -------------
             FINANCIAL - MISCELLANEOUS (1.8%)
     7,700   Associates First Capital Corp.*......................................................        289,713
     6,000   Green Tree Financial Corp............................................................        187,500
                                                                                                    -------------
                                                                                                          477,213
                                                                                                    -------------
             HEALTH EQUIPMENT & SERVICES (1.1%)
     5,300   Columbia/HCA Healthcare Corp.........................................................        282,888
                                                                                                    -------------
             HEALTHCARE - DRUGS (0.5%)
     2,060   Lilly (Eli) & Co.....................................................................        133,900
                                                                                                    -------------
             HOUSEHOLD APPLIANCES (1.7%)
    13,600   American Standard Companies, Inc.*...................................................        448,800
                                                                                                    -------------
             INSURANCE BROKERS (1.2%)
     3,400   Marsh & McLennan Companies, Inc......................................................        328,100
                                                                                                    -------------
             MACHINERY - CONSTRUCTION & MATERIALS (1.1%)
     4,200   Caterpillar, Inc.....................................................................        284,550
                                                                                                    -------------
             MEDICAL PRODUCTS & SUPPLIES (0.2%)
     1,300   Guidant Corp.........................................................................         64,025
                                                                                                    -------------
             MULTI-LINE INSURANCE (1.1%)
     3,050   American International Group, Inc....................................................        300,806
                                                                                                    -------------
             NATURAL RESOURCES (1.3%)
     4,100   Texaco, Inc..........................................................................        343,888
                                                                                                    -------------

Balanced
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                                                                VALUE
-----------                                                                                         -------------
             OFFICE EQUIPMENT & SUPPLIES (2.8%)
    11,300   Corporate Express, Inc.*.............................................................  $     452,000
     5,100   Xerox Corp...........................................................................        272,850
                                                                                                    -------------
                                                                                                          724,850
                                                                                                    -------------
             OIL INTEGRATED - INTERNATIONAL (1.2%)
     5,500   Chevron Corp.........................................................................        324,500
                                                                                                    -------------
             OIL WELL - MACHINERY (1.1%)
     3,500   Schlumberger, Ltd....................................................................        294,875
                                                                                                    -------------
             PAPER & FOREST PRODUCTS (1.3%)
     7,800   Weyerhaeuser Co......................................................................        331,500
                                                                                                    -------------
             PHARMACEUTICALS (3.3%)
     6,600   IVAX Corp............................................................................        104,775
     8,400   Johnson & Johnson....................................................................        415,800
     5,200   Merck & Co., Inc.....................................................................        336,050
                                                                                                    -------------
                                                                                                          856,625
                                                                                                    -------------
             PUBLISHING (1.3%)
    15,000   News Corp. Ltd. (ADR) (Australia)....................................................        352,500
                                                                                                    -------------
             RAILROADS (0.8%)
     2,634   Burlington Northern Santa Fe Corp....................................................        213,025
                                                                                                    -------------
             RESTAURANTS (1.8%)
     7,000   Boston Chicken Inc.*.................................................................        226,625
     5,300   McDonald's Corp......................................................................        247,775
                                                                                                    -------------
                                                                                                          474,400
                                                                                                    -------------
             RETAIL - FOOD CHAINS (1.2%)
     9,500   Safeway, Inc.*.......................................................................        313,500
                                                                                                    -------------
             RETAIL - SPECIALTY (0.9%)
     4,500   Home Depot, Inc......................................................................        243,000
                                                                                                    -------------
             SEMICONDUCTORS (1.8%)
     6,400   Intel Corp...........................................................................        469,600
                                                                                                    -------------
             SOAP & HOUSEHOLD PRODUCTS (1.0%)
     2,800   Procter & Gamble Co..................................................................        253,750
                                                                                                    -------------
             TELECOMMUNICATIONS (1.9%)
     4,300   GTE Corp.............................................................................        192,425
     3,500   Lucent Technologies, Inc.............................................................        132,563
     3,900   Sprint Corp..........................................................................        163,800
                                                                                                    -------------
                                                                                                          488,788
                                                                                                    -------------
             UTILITIES - ELECTRIC (1.0%)
     6,100   American Electric Power Co., Inc.....................................................        260,013
                                                                                                    -------------
             TOTAL COMMON STOCKS (IDENTIFIED COST $15,611,006)....................................     17,197,031
                                                                                                    -------------

Balanced
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                                                             COUPON
THOUSANDS)                                                                                              RATE
-----------                                                                                         -------------
                                                                                                MATURITY
                                                                                                DATE
                                                                                                --
             CORPORATE BONDS (5.7%)
             BANKS - MONEY CENTER (0.5%)
       145   Citicorp.............................................................       6.375%  01/15/06  $     134,879
                                                                                                           -------------
             BROKERAGE (0.5%)
       150   Merrill Lynch & Co., Inc.............................................       6.00    01/15/01        144,688
                                                                                                           -------------
             ENTERTAINMENT (0.7%)
       180   Walt Disney Co.......................................................       6.75    03/30/06        174,622
                                                                                                           -------------
             FINANCIAL (1.1%)
       100   Abbey National PLC (United Kingdom)..................................       6.69    10/17/05         95,868
       100   BHP Finance U.S.A. Ltd...............................................       6.69    03/01/06         95,822
       110   Wells Fargo & Co.....................................................       6.875   04/01/06        105,965
                                                                                                           -------------
                                                                                                                 297,655
                                                                                                           -------------
             HEALTHCARE - DRUGS (0.2%)
        45   Lilly (Eli) & Co.....................................................       8.375   12/01/06         48,966
                                                                                                           -------------
             INDUSTRIALS (2.0%)
       100   General American Transportation Corp.................................       6.75    03/01/06         94,511
       150   Lockheed Martin Corp.................................................       7.25    05/15/06        149,166
        15   Mead Corp............................................................       7.125   08/01/25         13,400
        40   Monsanto Co..........................................................       8.875   12/15/09         45,086
        15   Texas Utilities Electric Co..........................................       7.875   04/01/24         14,479
       200   Willamette Industries, Inc...........................................       7.85    07/01/26        204,313
                                                                                                           -------------
                                                                                                                 520,955
                                                                                                           -------------
             TELECOMMUNICATIONS (0.7%)
        50   AT&T Corp............................................................       7.75    03/01/07         52,060
       120   Northern Telecom Capital.............................................       7.40    06/15/06        121,778
                                                                                                           -------------
                                                                                                                 173,838
                                                                                                           -------------
             TOTAL CORPORATE BONDS (IDENTIFIED COST $1,515,632)..........................................      1,495,603
                                                                                                           -------------

             U.S. GOVERNMENT AGENCY MORTGAGE PASS-THROUGH CERTIFICATES (14.9%)
       339   Federal Home Loan Mortgage Corp......................................       6.00    03/01/11        320,875
       151   Federal Home Loan Mortgage Corp......................................       6.00    05/01/11        143,309
       359   Federal Home Loan Mortgage Corp......................................       7.50    06/01/11        360,007
       116   Federal Home Loan Mortgage Corp......................................       7.00    09/01/25        111,871
       194   Federal Home Loan Mortgage Corp......................................       7.00    12/01/25        186,748
       222   Federal Home Loan Mortgage Corp......................................       7.00    01/01/26        213,384
       306   Federal Home Loan Mortgage Corp......................................       7.00    04/01/26        293,995
       505   Federal Home Loan Mortgage Corp......................................       8.00    06/01/26        509,419
       454   Government National Mortgage Assoc...................................       6.50    02/20/23        455,153
       101   Government National Mortgage Assoc...................................       6.50    01/20/25        101,602
       296   Government National Mortgage Assoc...................................       7.50    08/15/25        291,750
       192   Government National Mortgage Assoc...................................       6.00    08/20/25        190,364
       191   Government National Mortgage Assoc...................................       7.50    01/15/26        188,178
       196   Government National Mortgage Assoc...................................       6.50    01/20/26        196,518
       222   Government National Mortgage Assoc...................................       8.00    06/15/26        224,144
       150   Government National Mortgage Assoc...................................       7.50    07/01/26        147,844
                                                                                                           -------------
             TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS-THROUGH CERTIFICATES (IDENTIFIED COST
               $3,995,097)...............................................................................      3,935,161
                                                                                                           -------------

Balanced
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

             U.S. GOVERNMENT OBLIGATIONS (13.2%)
 $     780   U.S. Treasury Bond...................................................       7.50%   11/15/24  $     826,556
       230   U.S. Treasury Note...................................................       7.25    11/30/96        231,545
       115   U.S. Treasury Note...................................................       7.50    01/31/97        116,204
       265   U.S. Treasury Note...................................................       5.00    01/31/98        260,818
       515   U.S. Treasury Note...................................................       5.125   04/30/98        506,390
       175   U.S. Treasury Note...................................................       7.75    11/30/99        182,246
       600   U.S. Treasury Note...................................................       7.75    01/31/00        625,219
       325   U.S. Treasury Note...................................................       6.625   06/30/01        327,133
        80   U.S. Treasury Note...................................................       7.875   11/15/04         85,937
       440   U.S. Treasury Strip..................................................       0.00    05/15/02        300,859
                                                                                                           -------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS (IDENTIFIED COST $3,475,119)..............................      3,462,907
                                                                                                           -------------

             SHORT-TERM INVESTMENTS (7.3%)
             U.S. GOVERNMENT AGENCY (A) (3.8%)
     1,000   Federal Home Loan Mortgage Corp......................................       5.25    07/01/96      1,000,000
                                                                                                           -------------
             REPURCHASE AGREEMENT (3.5%)
       919   The Bank of New York (dated 06/28/96; proceeds $919,557;
               collateralized by $837,101 U.S. Treasury Bond 8.75% due 11/15/08
               valued at $937,547) (Identified Cost $919,164).....................       5.125   07/01/96        919,164
                                                                                                           -------------
             TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,919,164)...................................      1,919,164
                                                                                                           -------------
TOTAL INVESTMENTS (IDENTIFIED COST $26,516,018) (B)..........................      106.5%     28,009,866
LIABILITIES IN EXCESS OF OTHER ASSETS........................................       (6.5)     (1,702,470)
                                                                               ----------  -------------
NET ASSETS...................................................................      100.0%  $  26,307,396
                                                                               ----------  -------------
                                                                               ----------  -------------

----------------
  *    NON-INCOME PRODUCING SECURITY.
 (A) SECURITY WAS PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
 (B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST. THE AGGREGATE GROSS UNREALIZED APPRECIATION WAS $1,852,029 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION WAS $358,181, RESULTING IN NET UNREALIZED APPRECIATION OF $1,493,848.


                       SEE NOTES TO FINANCIAL STATEMENTS

Utilities
Portfolio of Investments JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                 VALUE
-----------                                          -------------
           COMMON STOCKS (91.7%)
           NATURAL GAS (15.4%)
    11,000 AGL Resources, Inc......................  $     207,625
     8,500 American Water Works Company, Inc.......        342,125
     7,000 Anadarko Petroleum Corp.................        406,000
     6,500 Brooklyn Union Gas Co...................        177,125
     4,500 Consolidated Natural Gas Co.............        235,125
     5,300 El Paso Natural Gas Co..................        204,050
     6,000 Enron Corp..............................        245,250
     9,500 Indiana Energy Inc......................        271,937
     6,000 KN Energy, Inc..........................        201,000
     9,000 MCN Corp................................        219,375
     3,500 Mitchell Energy & Development Corp.
             (Class B).............................         66,500
     8,000 New Jersey Resources Corp...............        230,000
     7,000 North Carolina Natural Gas Corp.........        192,500
     5,500 Northwest Natural Gas Co................        192,500
     6,500 PanEnergy Corp..........................        213,687
     7,500 Questar Corp............................        255,000
     2,000 Seagull Energy Corp.*...................         50,000
     5,500 Sonat, Inc..............................        247,500
     5,500 South Jersey Industries, Inc............        116,875
     5,000 Southwest Gas Corp......................         80,000
     6,500 Tenneco, Inc............................        332,312
                                                     -------------
                                                         4,486,486
                                                     -------------
           TELECOMMUNICATIONS (40.0%)
     7,000 360 Communications Co.*.................        168,000
     6,000 Airtouch Communications, Inc.*..........        169,500
     7,000 Alcatel Alsthom (ADR) (France)..........        123,375
     7,500 Alltel Corp.............................        230,625
     3,000 Ameritech Corp..........................        178,125
     7,000 Arch Communications Group, Inc.*........        128,625
     5,000 AT&T Corp...............................        310,000
     7,500 BCE, Inc. (Canada)......................        296,250
     2,500 Bell Atlantic Corp......................        159,375
     5,000 BellSouth Corp..........................        211,875
     3,000 Cellular Communications International,
             Inc.*.................................         99,000
     6,500 Century Telephone Enterprises, Inc......        207,187
     5,500 Clearnet Communications Inc.
             (Class A)* (Canada)...................         92,125
     8,000 Colonial Data Technologies Corp.*.......        119,000
     6,000 Comcast Corp. (Class A).................        109,500
     4,500 Ericsson (L.M.) Telephone Co. AB (ADR)
             (Sweden)..............................         96,187
     8,000 Frontier Corp...........................        245,000
     5,500 General Instrument Corp.*...............        158,812
     7,000 Grupo Iusacell S.A. de C.V. (Series L)
             (ADR)* (Mexico).......................         75,250
     4,500 GTE Corp................................        201,375
     4,000 Harris Corp.............................        244,000

 NUMBER OF
  SHARES                                                 VALUE
-----------                                          -------------

     8,000 IntelCom Group, Inc.*...................  $     200,000
     8,000 Intercel, Inc.*.........................        160,000
     8,500 LCI International, Inc.*................        266,687
     8,000 Liberty Media Group (Class A)*..........        212,000
     5,600 Lucent Technologies, Inc................        212,100
     9,500 MCI Communications Corp.................        242,250
    75,000 Metromedia International Group
             Inc.*.................................        918,750
     8,000 MFS Communications Company,
             Inc.*.................................        300,000
    10,000 MIDCOM Communications, Inc.*............        141,250
     8,500 News Corp. Ltd. (ADR) (Australia).......        199,750
     8,000 Nextel Communications, Inc.
             (Class A)*............................        152,000
     6,000 Nippon Telegraph & Telephone Corp. (ADR)
             (Japan)...............................        219,000
     5,000 Northern Telecom Ltd. (Canada)..........        271,875
     4,000 NYNEX Corp..............................        190,000
     3,000 Pacific Telesis Group...................        101,250
     4,000 Paging Network, Inc.*...................         94,500
     7,000 Philips Electronics NV (ADR)
             (Netherlands).........................        228,375
     9,500 Portugal Telecom S.A. (ADR)*
             (Portugal)............................        249,375
     5,500 Royal PTT Nederland NV (ADR)
             (Netherlands).........................        207,625
     4,000 SBC Communications, Inc.................        197,000
     8,000 Scientific-Atlanta, Inc.................        124,000
     4,500 Southern New England Telecommunications
             Corp..................................        189,000
     7,000 Sprint Corp.............................        294,000
     7,000 Tele Danmark AS (ADR) (Denmark).........        177,625
     8,000 Tele-Communications, Inc. (Class A)*....        144,000
     5,000 Telecom Argentina S.A. (ADR)
             (Argentina)...........................        234,375
     6,000 Telefonica Espana S.A. (ADR) (Spain)....        330,750
     3,000 Telefonos de Mexico S.A. de C.V.
             (Series L) (ADR) (Mexico).............        100,500
     7,000 Telephone & Data Systems, Inc...........        315,000
     3,000 Teleport Communications Group Inc.
             (Class A)*............................         56,625
     3,000 U.S. West Communications Group..........         95,625
     7,500 U.S. West Media Group*..................        136,875
     7,000 United States Cellular Corp.*...........        217,000
     5,500 Vanguard Cellular Systems, Inc. (Class
             A)*...................................        119,625
     5,000 Viacom, Inc. (Class A)*.................        190,625
     6,500 Vodafone Group PLC (ADR) (United
             Kingdom)..............................        239,687
     5,500 WorldCom, Inc.*.........................        303,875
                                                     -------------
                                                        11,656,160
                                                     -------------

Utilities
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                 VALUE
-----------                                          -------------
           UTILITIES - ELECTRIC (36.3%)
     8,000 AES Corp.*..............................  $     224,000
     9,500 Allegheny Power System, Inc.............        293,313
     8,000 American Electric Power Co..............        341,000
     7,500 Bangor Hydro-Electric Co................         80,625
     5,000 Boston Edison Co........................        127,500
     9,000 Calenergy, Inc.*........................        229,500
     9,000 Carolina Power & Light Co...............        342,000
     7,500 Central & South West Corp...............        217,500
     8,000 Central Louisiana Electric..............        213,000
     7,000 CINergy Corp............................        224,000
     8,000 CMS Energy Corp.........................        247,000
     7,000 Consolidated Edison Co. of New York,
             Inc...................................        204,750
     5,000 Dominion Resources, Inc.................        200,000
     6,500 DQE, Inc................................        178,750
     4,000 Duke Power Co...........................        205,000
     3,000 Eastern Utilities Assoc.................         58,875
    11,500 Edison International....................        202,688
     6,500 Enersis S.A. (ADR) (Chile)..............        201,500
     7,500 Enova Corp..............................        173,438
     8,000 Entergy Corp............................        227,000
     6,000 FPL Group, Inc..........................        276,000
    10,500 General Public Utilities Corp...........        370,125
    10,000 Houston Industries, Inc.................        246,250
     6,500 Illinova Corp...........................        186,875
    10,500 IPALCO Enterprises, Inc.................        275,625
     9,500 Kansas City Power & Light Co............        261,250
     5,500 National Power PLC (ADR)
             (United Kingdom)......................        173,250
     6,000 New England Electric System.............        218,250
     8,500 NIPSCO Industries, Inc..................        342,125
     7,000 Northwestern Public Service Co..........        188,125
     6,000 Oklahoma Gas & Electric Co..............        237,750
     8,000 Pacific Enterprises.....................        237,000
     4,000 Pacific Gas & Electric Co...............         93,000
     9,500 PacifiCorp..............................        211,375
     7,500 Peco Energy Co..........................        195,000
     6,500 Pinnacle West Capital Corp..............        197,438
     7,000 Public Service Company of Colorado......        257,250
     9,000 Public Service Company of New Mexico....        184,500
     6,000 Public Service Enterprise Group, Inc....        164,250
    10,500 SCANA Corp..............................        295,313
    10,000 Southern Co.............................        246,250
     9,500 Teco Energy, Inc........................        239,875
     8,500 TNP Enterprises, Inc....................        241,188
     7,000 Unicom Corp.............................        195,125
    10,000 Utilicorp United, Inc...................        276,250
 NUMBER OF
  SHARES                                                 VALUE
-----------                                          -------------

     9,500 Western Resources, Inc..................  $     283,813
    10,000 Wisconsin Energy Corp...................        288,750
                                                     -------------
                                                        10,573,441
                                                     -------------
           TOTAL COMMON STOCKS
             (IDENTIFIED COST $24,436,309).........     26,716,087
                                                     -------------
           PREFERRED STOCKS (1.3%)
           U.S. GOVERNMENT AGENCY (0.1%)
     1,000 Tennessee Valley Authority (Series 95-A)
             $2.00.................................         25,125
                                                     -------------
           UTILITIES - ELECTRIC (1.2%)
     6,000 Alabama Power Capital Trust I
             $1.84.................................        138,000
     1,000 Duquesne Capital LP $2.09...............         24,375
     2,500 Public Service Electric & Gas Co.
             $2.00.................................         61,563
     5,000 Virginia Power Capital $2.0125..........        123,750
                                                     -------------
                                                           347,688
                                                     -------------
           TOTAL PREFERRED STOCKS (IDENTIFIED COST
             $388,687).............................        372,813
                                                     -------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)
-----------
             CORPORATE BONDS (0.6%)
             TELECOMMUNICATIONS
       100   Century Telephone
               Enterprises, Inc. 7.20% due
               12/01/25...................         93,303
       100   Southwestern Bell Telephone
               Co. 7.25% due 07/15/25.....         94,451
                                            -------------
             TOTAL CORPORATE BONDS
               (IDENTIFIED COST
               $202,656)..................        187,754
                                            -------------
             SHORT-TERM INVESTMENTS (A) (9.0%)
             U.S. GOVERNMENT AGENCIES
     2,610   Federal Home Loan Mortgage
               Corp. 5.25% - 5.52% due
               07/01/96 - 07/03/96
               (Amortized Cost
               $2,609,581)................      2,609,581
                                            -------------
TOTAL INVESTMENTS (IDENTIFIED
  COST $27,637,233) (B).......      102.6%     29,886,235
LIABILITIES IN EXCESS OF CASH
  AND OTHER ASSETS............       (2.6)       (756,273)
                                ----------  -------------
NET ASSETS....................      100.0%  $  29,129,962
                                ----------  -------------
                                ----------  -------------

----------------
ADR  AMERICAN DEPOSITORY RECEIPT.
 *   NON-INCOME PRODUCING SECURITY.
(A) SECURITIES WERE PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATES SHOWN HAVE BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST. THE AGGREGATE GROSS UNREALIZED APPRECIATION WAS $2,830,879 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION WAS $581,877, RESULTING IN NET UNREALIZED APPRECIATION OF $2,249,002.

                       SEE NOTES TO FINANCIAL STATEMENTS

Dividend Growth
Portfolio of Investments JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                 VALUE
-----------                                          --------------
           COMMON STOCKS (98.1%)
           AEROSPACE (3.5%)
    48,000 United Technologies Corp................  $    5,520,000
                                                     --------------
           AUTOMOTIVE (6.9%)
    88,800 Chrysler Corp...........................       5,505,600
   169,700 Ford Motor Co...........................       5,494,037
                                                     --------------
                                                         10,999,637
                                                     --------------
           BANKS (6.8%)
   155,000 Banc One Corp...........................       5,270,000
    72,000 BankAmerica Corp........................       5,454,000
                                                     --------------
                                                         10,724,000
                                                     --------------
           BEVERAGES - SOFT DRINKS (3.5%)
   157,400 PepsiCo Inc.............................       5,568,025
                                                     --------------
           CHEMICALS (3.3%)
   163,000 Monsanto Co.............................       5,297,500
                                                     --------------
           COMPUTERS (3.3%)
    53,800 International Business Machines
             Corp..................................       5,326,200
                                                     --------------
           CONGLOMERATES (3.4%)
   106,000 Tenneco, Inc............................       5,419,250
                                                     --------------
           DRUGS (3.4%)
   123,400 Abbott Laboratories.....................       5,367,900
                                                     --------------
           ELECTRICAL EQUIPMENT (3.5%)
   101,200 Honeywell, Inc..........................       5,515,400
                                                     --------------
           FOODS (3.1%)
   145,800 Quaker Oats Company (The)...............       4,975,425
                                                     --------------
           MACHINERY - AGRICULTURAL (3.3%)
   132,000 Deere & Co..............................       5,280,000
                                                     --------------
           METALS & MINING (3.3%)
    84,400 Phelps Dodge Corp.......................       5,264,450
                                                     --------------
           NATURAL GAS (3.4%)
   133,200 Enron Corp..............................       5,444,550
                                                     --------------
           OFFICE EQUIPMENT (3.5%)
   116,700 Pitney Bowes, Inc.......................       5,572,425
                                                     --------------
           OIL INTEGRATED - DOMESTIC (6.8%)
    45,800 Atlantic Richfield Co...................       5,427,300
   260,000 USX-Marathon Group......................       5,232,500
                                                     --------------
                                                         10,659,800
                                                     --------------
           OIL INTEGRATED - INTERNATIONAL (3.4%)
    47,700 Mobil Corp..............................       5,348,363
                                                     --------------

 NUMBER OF
  SHARES                                                 VALUE
-----------                                          --------------
           PAPER & FOREST PRODUCTS (3.2%)
   119,600 Weyerhaeuser Co.........................  $    5,083,000
                                                     --------------
           PHOTOGRAPHY (3.4%)
    68,500 Eastman Kodak Co........................       5,325,875
                                                     --------------
           RAILROADS (3.3%)
   108,000 CSX Corp................................       5,211,000
                                                     --------------
           RETAIL - DEPARTMENT STORES (3.3%)
   119,000 May Department Stores Co................       5,206,250
                                                     --------------
           RETAIL - FOOD CHAINS (3.6%)
   138,000 American Stores Co......................       5,692,500
                                                     --------------
           TELECOMMUNICATIONS (7.0%)
    85,500 Bell Atlantic Corp......................       5,450,625
   132,000 Sprint Corp.............................       5,544,000
                                                     --------------
                                                         10,994,625
                                                     --------------
           TOBACCO (3.4%)
    51,200 Philip Morris Companies, Inc............       5,324,800
                                                     --------------
           UTILITIES - ELECTRIC (6.5%)
   163,300 General Public Utilities Corp...........       5,756,325
   194,700 Pacific Gas & Electric Co...............       4,526,775
                                                     --------------
                                                         10,283,100
                                                     --------------
           TOTAL COMMON STOCKS (IDENTIFIED COST
             $144,234,442).........................     155,404,075
                                                     --------------


 PRINCIPAL
AMOUNT (IN
THOUSANDS)
-----------
             SHORT-TERM INVESTMENT (2.5%)
             REPURCHASE AGREEMENT
     3,931   The Bank of New York 5.125%
               due 07/01/96 (dated
               06/28/96; proceeds
               $3,932,634;
               collateralized by
               $3,871,141 U.S. Treasury
               Bond 7.125% due 02/15/23
               valued at $4,009,574)
               (Identified Cost
               $3,930,955)..............       3,930,955
                                          --------------

TOTAL INVESTMENTS (IDENTIFIED
  COST $148,165,397) (A).....      100.6%     159,335,030

LIABILITIES IN EXCESS OF
  OTHER ASSETS...............       (0.6)        (983,996)
                               ----------  --------------
NET ASSETS...................      100.0%  $  158,351,034
                               ----------  --------------
                               ----------  --------------

----------------
(A) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST. THE AGGREGATE GROSS UNREALIZED APPRECIATION WAS $13,120,128 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION WAS $1,950,495, RESULTING IN NET UNREALIZED APPRECIATION OF $11,169,633.

                       SEE NOTES TO FINANCIAL STATEMENTS

Value-Added Market
Portfolio of Investments JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                 VALUE
-----------                                          -------------
           COMMON STOCKS (96.5%)
           AEROSPACE & DEFENSE (1.4%)
       950 Boeing Co...............................  $      82,769
     1,450 General Dynamics Corp...................         89,900
     1,100 Lockheed Martin Corp....................         92,400
     1,800 McDonnell Douglas Corp..................         87,300
     1,450 Northrop Grumman Corp...................         98,781
     1,650 Raytheon Co.............................         85,181
     1,650 Rockwell International Corp.............         94,462
       800 United Technologies Corp................         92,000
                                                     -------------
                                                           722,793
                                                     -------------
           AIRLINES (0.6%)
       900 AMR Corp.*..............................         81,900
     1,100 Delta Air Lines, Inc....................         91,300
     3,000 Southwest Airlines Co...................         87,375
     5,000 USAir Group, Inc.*......................         90,000
                                                     -------------
                                                           350,575
                                                     -------------
           ALUMINUM (0.4%)
     2,750 Alcan Aluminum Ltd. (Canada)............         83,875
     1,450 Aluminum Co. of America.................         83,194
     1,700 Reynolds Metals Co......................         88,612
                                                     -------------
                                                           255,681
                                                     -------------
           AUTO PARTS - AFTER MARKET (0.6%)
     4,100 Cooper Tire & Rubber Co.................         91,225
     2,300 Echlin, Inc.............................         87,112
     1,900 Genuine Parts Co........................         86,925
     1,750 Goodyear Tire & Rubber Co...............         84,437
                                                     -------------
                                                           349,699
                                                     -------------
           AUTOMOBILES (0.5%)
     1,500 Chrysler Corp...........................         93,000
     2,850 Ford Motor Co...........................         92,269
     1,750 General Motors Corp.....................         91,656
                                                     -------------
                                                           276,925
                                                     -------------
           BANKS - MONEY CENTER (1.0%)
     1,200 BankAmerica Corp........................         90,900
     1,100 Bankers Trust New York Corp.............         81,262
     1,361 Chase Manhattan Corp....................         96,121
     1,100 Citicorp................................         90,887
     2,050 First Chicago NBD Corp..................         80,206
     1,100 Morgan (J.P.) & Co., Inc................         93,087
                                                     -------------
                                                           532,463
                                                     -------------
           BANKS - REGIONAL (4.1%)
     2,600 Banc One Corp...........................         88,400
     1,800 Bank of Boston Corp.....................         89,100
     1,650 Bank of New York Co., Inc...............         84,562
     1,450 Barnett Banks, Inc......................         88,450
     2,300 Boatmen's Bancshares, Inc...............         91,712

 NUMBER OF
  SHARES                                                 VALUE
-----------                                          -------------
     2,000 Comerica, Inc...........................  $      89,250
     2,200 Corestates Financial Corp...............         84,700
     1,600 Fifth Third Bancorp.....................         86,000
     1,500 First Bank System, Inc..................         87,000
     1,542 First Union Corp........................         93,869
     2,150 Fleet Financial Group, Inc..............         93,525
     2,200 KeyCorp.................................         85,250
     1,600 Mellon Bank Corp........................         91,200
     2,350 National City Corp......................         82,544
     1,150 NationsBank Corp........................         95,019
     2,700 Norwest Corp............................         94,162
     2,850 PNC Bank Corp...........................         84,787
     1,500 Republic New York Corp..................         93,375
     2,500 SunTrust Banks, Inc.....................         92,500
     2,500 U.S. Bancorp............................         90,000
     2,000 Wachovia Corp...........................         87,500
       430 Wells Fargo & Co........................        102,716
                                                     -------------
                                                         1,975,621
                                                     -------------
           BEVERAGES - ALCOHOLIC (0.8%)
     1,200 Anheuser-Busch Companies, Inc...........         90,000
     2,400 Brown-Forman Corp. (Class B)............         96,000
     5,200 Coors (Adolph) Co.......................         92,950
     2,590 Seagram Co. Ltd. (Canada)...............         87,089
                                                     -------------
                                                           366,039
                                                     -------------
           BEVERAGES - SOFT DRINKS (0.4%)
     1,700 Coca Cola Co............................         83,087
     2,700 PepsiCo Inc.............................         95,512
                                                     -------------
                                                           178,599
                                                     -------------
           BROADCAST MEDIA (0.6%)
     5,200 Comcast Corp. (Class A Special).........         94,900
     4,800 Tele-Communications, Inc. (Class A)*....         86,400
     4,800 U.S. West Media Group*..................         87,600
                                                     -------------
                                                           268,900
                                                     -------------
           BUILDING MATERIALS (0.6%)
     3,050 Masco Corp..............................         92,262
     2,250 Owens-Corning Fiberglas Corp............         96,750
     2,150 Sherwin-Williams Co.....................         99,975
                                                     -------------
                                                           288,987
                                                     -------------
           CHEMICALS (1.9%)
     1,600 Air Products & Chemicals, Inc...........         92,400
     1,200 Dow Chemical Co.........................         91,200
     1,150 Du Pont (E.I.) de Nemours & Co..........         90,994
     1,400 Eastman Chemical Co.....................         85,225
     2,150 Goodrich (B.F.) Co......................         80,356
     1,600 Hercules, Inc...........................         88,400
     2,750 Monsanto Co.............................         89,375
     2,300 Praxair, Inc............................         97,175
     1,350 Rohm & Haas Co..........................         84,712
     2,150 Union Carbide Corp......................         85,462
                                                     -------------
                                                           885,299
                                                     -------------

Value-Added Market
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                 VALUE
-----------                                          -------------
           CHEMICALS - DIVERSIFIED (0.8%)
     1,550 Avery Dennison Corp.....................  $      85,056
     4,050 Engelhard Corp..........................         93,150
     1,500 FMC Corp.*..............................         97,875
     1,650 PPG Industries, Inc.....................         80,437
                                                     -------------
                                                           356,518
                                                     -------------
           CHEMICALS - SPECIALTY (0.9%)
     1,150 Grace (W.R.) & Co.......................         81,506
     1,350 Great Lakes Chemical Corp...............         84,037
     2,500 Morton International, Inc...............         93,125
     3,000 Nalco Chemical Co.......................         94,500
     1,650 Sigma-Aldrich Corp......................         87,450
                                                     -------------
                                                           440,618
                                                     -------------
           COMMUNICATIONS - EQUIPMENT/MANUFACTURERS (2.0%)
     2,000 3Com Corp.*.............................         91,250
     1,800 Andrew Corp.*...........................         97,200
     3,600 Bay Networks, Inc.*.....................         92,700
     1,350 Cabletron Systems, Inc.*................         92,644
     1,550 Cisco Systems, Inc.*....................         87,769
     3,350 DSC Communications Corp.*...............        100,500
     3,100 General Instrument Corp.*...............         89,512
     1,650 Northern Telecom Ltd. (Canada)..........         89,719
     5,500 Scientific-Atlanta, Inc.................         85,250
     1,510 Tellabs, Inc.*..........................        100,792
                                                     -------------
                                                           927,336
                                                     -------------
           COMPUTER SOFTWARE & SERVICES (2.0%)
     3,000 Autodesk, Inc...........................         89,250
     2,400 Automatic Data Processing, Inc..........         92,700
     1,800 Ceridian Corp.*.........................         90,900
     1,300 Computer Associates International,
             Inc...................................         92,625
     1,200 Computer Sciences Corp.*................         89,700
     1,100 First Data Corp.........................         87,587
       750 Microsoft Corp.*........................         90,000
     6,700 Novell, Inc.*...........................         92,125
     2,625 Oracle Corp.............................        103,359
     1,400 Shared Medical Systems Corp.............         89,950
                                                     -------------
                                                           918,196
                                                     -------------
           COMPUTERS - SYSTEMS (2.6%)
     9,000 Amdahl Corp.*...........................         96,750
     4,200 Apple Computer, Inc.*...................         87,675
     1,760 COMPAQ Computer Corp.*..................         86,680
     7,200 Data General Corp.*.....................         93,600
     2,100 Digital Equipment Corp.*................         94,500
     5,000 EMC Corp.*..............................         93,125
       950 Hewlett-Packard Co......................         94,644
     7,900 Intergraph Corp.*.......................         95,787
       850 International Business Machines
             Corp..................................         84,150
     3,750 Silicon Graphics, Inc.*.................         90,000
 NUMBER OF
  SHARES                                                 VALUE
-----------                                          -------------
     1,500 Sun Microsystems, Inc.*.................  $      88,125
     8,000 Tandem Computers Inc.*..................         99,000
    13,000 Unisys Corp.*...........................         92,625
                                                     -------------
                                                         1,196,661
                                                     -------------
           CONGLOMERATES (0.6%)
     2,350 Teledyne, Inc...........................         84,894
        23 Teledyne, Inc. (Series E) (Pref.)
             $1.20+................................            354
     1,600 Tenneco Inc.............................         81,800
     1,150 Textron Inc.............................         91,856
                                                     -------------
                                                           258,904
                                                     -------------
           CONTAINERS - METAL & GLASS (0.4%)
     3,300 Ball Corp...............................         94,875
     2,000 Crown Cork & Seal Co., Inc.*............         90,000
                                                     -------------
                                                           184,875
                                                     -------------
           CONTAINERS - PAPER (0.6%)
     2,700 Bemis Company, Inc......................         94,500
     5,900 Stone Container Corp....................         81,125
     2,000 Temple-Inland Inc.......................         93,500
                                                     -------------
                                                           269,125
                                                     -------------
           COSMETICS (0.7%)
     1,830 Alberto-Culver Co. (Class B)............         84,866
     2,100 Avon Products, Inc......................         94,762
     1,300 Gillette Co.............................         81,087
     1,700 International Flavors & Fragrances
             Inc...................................         80,962
                                                     -------------
                                                           341,677
                                                     -------------
           DISTRIBUTORS - CONSUMER PRODUCTS (0.6%)
     6,000 Fleming Cos., Inc.......................         86,250
     3,000 SuperValu Stores, Inc...................         94,500
     2,650 Sysco Corp..............................         90,762
                                                     -------------
                                                           271,512
                                                     -------------
           ELECTRICAL EQUIPMENT (1.7%)
     2,100 AMP, Inc................................         84,262
       950 Emerson Electric Co.....................         85,856
       950 General Electric Co.....................         82,175
     2,300 General Signal Corp.....................         87,112
     1,300 Grainger (W.W.), Inc....................        100,750
     1,600 Honeywell, Inc..........................         87,200
     1,250 Raychem Corp............................         89,844
     2,300 Thomas & Betts Corp.....................         86,250
     4,900 Westinghouse Electric Corp..............         91,875
                                                     -------------
                                                           795,324
                                                     -------------
           ELECTRONICS - DEFENSE (0.2%)
     4,100 EG & G, Inc.............................         87,637
                                                     -------------

Value-Added Market
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                 VALUE
-----------                                          -------------
           ELECTRONICS - INSTRUMENTATION (0.4%)
     1,900 Perkin-Elmer Corp.......................  $      91,675
     2,100 Tektronix, Inc..........................         93,975
                                                     -------------
                                                           185,650
                                                     -------------
           ELECTRONICS - SEMICONDUCTORS (1.6%)
     6,800 Advanced Micro Devices, Inc.*...........         92,650
     2,950 Applied Materials, Inc.*................         89,606
     1,350 Intel Corp..............................         99,056
     3,600 LSI Logic Corp.*........................         93,600
     3,500 Micron Technology, Inc..................         90,562
     1,350 Motorola, Inc...........................         84,881
     5,800 National Semiconductor Corp.*...........         89,900
     1,800 Texas Instruments Inc...................         89,775
                                                     -------------
                                                           730,030
                                                     -------------
           ENGINEERING & CONSTRUCTION (0.4%)
     1,250 Fluor Corp..............................         81,719
     2,050 Foster Wheeler Corp.....................         91,994
                                                     -------------
                                                           173,713
                                                     -------------
           ENTERTAINMENT (0.8%)
     2,350 King World Productions Inc.*............         85,481
     2,350 Time Warner, Inc........................         92,237
     2,400 Viacom, Inc. (Class B)*.................         93,300
     1,450 Walt Disney Co..........................         91,169
                                                     -------------
                                                           362,187
                                                     -------------
           FINANCIAL - MISCELLANEOUS (1.3%)
     1,900 American Express Co.....................         84,787
     2,250 American General Corp...................         81,844
     1,100 Federal Home Loan Mortgage
             Corp..................................         94,050
     2,750 Federal National Mortgage Assoc.........         92,125
     2,800 Green Tree Financial Corp...............         87,500
     3,400 MBNA Corp...............................         96,900
     1,100 Transamerica Corp.......................         89,100
                                                     -------------
                                                           626,306
                                                     -------------
           FOODS (2.5%)
     4,700 Archer-Daniels-Midland Co...............         89,887
     1,250 Campbell Soup Co........................         88,125
     2,100 ConAgra, Inc............................         95,287
     1,250 CPC International Inc...................         90,000
     1,550 General Mills, Inc......................         84,475
     2,900 Heinz (H.J.) Co.........................         88,087
     1,300 Hershey Foods Corp......................         95,387
     1,100 Kellogg Co..............................         80,575
     2,600 Quaker Oats Company (The)...............         88,725
     1,500 Ralston-Ralston Purina Group............         96,187
     2,750 Sara Lee Corp...........................         89,031
       670 Unilever NV (ADR) (Netherlands).........         97,234
     1,750 Wrigley (Wm.) Jr. Co. (Class A).........         88,375
                                                     -------------
                                                         1,171,375
                                                     -------------
 NUMBER OF
  SHARES                                                 VALUE
-----------                                          -------------
           GOLD MINING (1.2%)
     3,350 Barrick Gold Corp. (Canada).............  $      90,869
     8,000 Echo Bay Mines Ltd. (Canada)............         86,000
     5,300 Homestake Mining Co.....................         90,762
     1,800 Newmont Mining Corp.....................         88,875
     3,750 Placer Dome Inc. (Canada)...............         89,531
     6,500 Santa Fe Pacific Gold Corp..............         91,812
                                                     -------------
                                                           537,849
                                                     -------------
           HARDWARE & TOOLS (0.6%)
     2,500 Black & Decker Corp.....................         96,562
     1,700 Snap-On, Inc............................         80,537
     2,900 Stanley Works...........................         86,275
                                                     -------------
                                                           263,374
                                                     -------------
           HEALTHCARE - DIVERSIFIED (1.3%)
     2,100 Abbott Laboratories.....................         91,350
     2,150 Allergan, Inc...........................         84,387
     1,400 American Home Products Corp.............         84,175
     1,000 Bristol-Myers Squibb Co.................         90,000
     1,800 Johnson & Johnson.......................         89,100
     2,450 Mallinckrodt Group, Inc.................         95,244
     1,650 Warner-Lambert Co.......................         90,750
                                                     -------------
                                                           625,006
                                                     -------------
           HEALTHCARE - DRUGS (1.0%)
     1,500 Lilly (Eli) & Co........................         97,500
     1,450 Merck & Co., Inc........................         93,706
     1,300 Pfizer, Inc.............................         92,787
     2,000 Pharmacia & Upjohn, Inc.................         88,750
     1,550 Schering-Plough Corp....................         97,262
                                                     -------------
                                                           470,005
                                                     -------------
           HEALTHCARE - MISCELLANEOUS (0.7%)
     3,200 Alza Corp.*.............................         87,600
     1,600 Amgen Inc.*.............................         86,000
     6,800 Beverly Enterprises, Inc.*..............         81,600
     2,300 Manor Care, Inc.........................         90,562
                                                     -------------
                                                           345,762
                                                     -------------
           HEALTHCARE HMOS (0.6%)
     5,000 Humana, Inc.*...........................         89,375
     1,500 U.S. Healthcare, Inc....................         82,312
     1,800 United Healthcare Corp..................         90,900
                                                     -------------
                                                           262,587
                                                     -------------
           HEAVY DUTY TRUCKS & PARTS (1.2%)
     2,300 Cummins Engine Co., Inc.................         92,862
     2,950 Dana Corp...............................         91,450
     1,500 Eaton Corp..............................         87,937
     3,600 ITT Industries, Inc.....................         90,450
     9,600 Navistar International Corp.*...........         94,800
     1,900 PACCAR, Inc.............................         92,625
                                                     -------------
                                                           550,124
                                                     -------------

Value-Added Market
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                 VALUE
-----------                                          -------------
           HOME BUILDING (0.6%)
     3,050 Centex Corp.............................  $      94,931
     6,300 Kaufman & Broad Home Corp...............         91,350
     3,300 Pulte Corp..............................         88,275
                                                     -------------
                                                           274,556
                                                     -------------
           HOSPITAL MANAGEMENT (0.6%)
     1,600 Columbia/HCA Healthcare Corp............         85,400
     9,850 Community Psychiatric Centers*..........         93,575
     4,400 Tenet Healthcare Corp.*.................         94,050
                                                     -------------
                                                           273,025
                                                     -------------
           HOTELS/MOTELS (0.8%)
     3,300 Harrah's Entertainment, Inc.*...........         93,225
       750 Hilton Hotels Corp.*....................         84,375
     1,400 ITT Corp.*..............................         92,750
     1,850 Marriot International Inc...............         99,437
                                                     -------------
                                                           369,787
                                                     -------------
           HOUSEHOLD FURNISHINGS & APPLIANCES (0.6%)
     1,450 Armstrong World Industries Inc..........         83,556
     4,300 Maytag Corp.............................         89,762
     1,900 Whirlpool Corp..........................         94,287
                                                     -------------
                                                           267,605
                                                     -------------
           HOUSEHOLD PRODUCTS (0.8%)
       950 Clorox Co...............................         84,194
     1,000 Colgate-Palmolive Co....................         84,750
     1,200 Kimberly-Clark Corp.....................         92,700
     1,000 Procter & Gamble Co.....................         90,625
                                                     -------------
                                                           352,269
                                                     -------------
           HOUSEWARES (0.6%)
     2,700 Newell Co...............................         82,687
     3,150 Rubbermaid, Inc.........................         85,837
     2,100 Tupperware Corp.*.......................         88,725
                                                     -------------
                                                           257,249
                                                     -------------
           INSURANCE BROKERS (0.6%)
     4,550 Alexander & Alexander Services,
             Inc...................................         89,862
     1,700 Aon Corp................................         86,275
       980 Marsh & McLennan Cos., Inc..............         94,570
                                                     -------------
                                                           270,707
                                                     -------------
           INVESTMENT BANKING/BROKERAGE (1.0%)
     1,450 Dean Witter, Discover & Co.
             (Note 3)..............................         83,012
     1,400 Merrill Lynch & Co., Inc................         91,175
     1,800 Morgan Stanley Group, Inc...............         88,425
     2,100 Salomon, Inc............................         92,400
     2,025 Travelers Group, Inc....................         92,391
                                                     -------------
                                                           447,403
                                                     -------------
 NUMBER OF
  SHARES                                                 VALUE
-----------                                          -------------

           LEISURE TIME (0.6%)
     4,250 Bally Entertainment Corp.*..............  $     116,875
     4,150 Brunswick Corp..........................         83,000
     4,800 Outboard Marine Corp....................         87,000
                                                     -------------
                                                           286,875
                                                     -------------
           LIFE INSURANCE (1.2%)
     1,800 Jefferson-Pilot Corp....................         92,925
     1,900 Lincoln National Corp...................         87,875
     2,000 Providian Corp..........................         85,750
     2,100 Torchmark Corp..........................         91,875
     1,550 UNUM Corp...............................         96,487
     2,950 USLIFE Corp.............................         96,981
                                                     -------------
                                                           551,893
                                                     -------------
           MACHINE TOOLS (0.4%)
     3,600 Cincinnati Milacron, Inc................         86,400
     5,400 Giddings & Lewis, Inc...................         87,750
                                                     -------------
                                                           174,150
                                                     -------------
           MACHINERY - DIVERSIFIED (1.9%)
     2,050 Briggs & Stratton Corp..................         84,306
     1,950 Case Corp...............................         93,600
     1,250 Caterpillar, Inc........................         84,687
     2,200 Cooper Industries, Inc..................         91,300
     2,200 Deere & Co..............................         88,000
     2,700 Harnischfeger Industries, Inc...........         89,775
     2,100 Ingersoll-Rand Co.......................         91,875
     1,600 NACCO Industries, Inc. (Class A)........         88,600
     2,400 Timken Co...............................         93,000
     1,700 Varity Corp.*...........................         81,812
                                                     -------------
                                                           886,955
                                                     -------------
           MANUFACTURED HOUSING (0.2%)
     3,200 Fleetwood Enterprises, Inc..............         99,200
                                                     -------------
           MANUFACTURING - DIVERSIFIED (1.9%)
     1,600 AlliedSignal, Inc.......................         91,400
     2,300 Crane Co................................         94,300
     1,900 Dover Corp..............................         87,637
     1,400 Illinois Tool Works Inc.................         94,675
     1,200 Johnson Controls, Inc...................         83,400
     2,250 Millipore Corp..........................         94,219
     4,000 Pall Corp...............................         96,500
     2,200 Parker-Hannifin Corp....................         93,225
     2,700 Trinova Corp............................         90,112
     2,000 Tyco International Ltd..................         81,500
                                                     -------------
                                                           906,968
                                                     -------------
           MEDICAL PRODUCTS & SUPPLIES (1.7%)
     2,650 Bard (C.R.), Inc........................         90,100
     1,900 Bausch & Lomb, Inc......................         80,750
     1,750 Baxter International, Inc...............         82,687
     1,100 Becton, Dickinson & Co..................         88,275
     6,500 Biomet, Inc.*...........................         91,813
     1,980 Boston Scientific Corp.*................         89,100
     1,600 Medtronic Inc...........................         89,600
     2,600 St. Jude Medical, Inc.*.................         86,450
     3,000 United States Surgical Corp.............         93,000
                                                     -------------
                                                           791,775
                                                     -------------

Value-Added Market
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                 VALUE
-----------                                          -------------
           METALS - MISCELLANEOUS (0.9%)
     3,200 ASARCO, Inc.............................  $      88,400
     3,500 Cyprus Amax Minerals Co.................         79,188
     3,000 Freeport-McMoran Copper & Gold, Inc.
             (Class B).............................         95,625
     2,700 Inco Ltd. (Canada)......................         87,075
     1,450 Phelps Dodge Corp.......................         90,444
                                                     -------------
                                                           440,732
                                                     -------------
           MISCELLANEOUS (2.1%)
     3,200 Airtouch Communications, Inc.*..........         90,400
     3,400 American Greetings Corp. (Class A)......         92,650
     2,450 Corning, Inc............................         94,019
     3,200 Dial Corp...............................         91,600
     1,850 Harcourt General, Inc...................         92,500
     1,400 Harris Corp.............................         85,400
     4,500 Jostens, Inc............................         88,875
     1,350 Minnesota Mining & Manufacturing
             Co....................................         93,150
     1,500 Pioneer Hi-Bred International, Inc......         79,313
       950 TRW, Inc................................         85,381
     3,700 Whitman Corp............................         89,263
                                                     -------------
                                                           982,551
                                                     -------------
           MULTI-LINE INSURANCE (0.8%)
     1,250 Aetna Life & Casualty Co................         89,375
       950 American International Group, Inc.......         93,694
       800 CIGNA Corp..............................         94,300
     1,700 ITT Hartford Group, Inc.*++.............         90,525
                                                     -------------
                                                           367,894
                                                     -------------
           OFFICE EQUIPMENT & SUPPLIES (0.8%)
     1,900 Alco Standard Corp......................         85,975
     4,300 Moore Corp. Ltd. (Canada)...............         81,163
     2,000 Pitney Bowes, Inc.......................         95,500
     1,650 Xerox Corp..............................         88,275
                                                     -------------
                                                           350,913
                                                     -------------
           OIL & GAS DRILLING (0.4%)
     2,400 Helmerich & Payne, Inc..................         87,900
     6,100 Rowan Companies, Inc.*..................         89,975
                                                     -------------
                                                           177,875
                                                     -------------
           OIL - DOMESTIC INTEGRATED (2.1%)
     1,650 Amerada Hess Corp.......................         88,481
     2,350 Ashland Oil, Inc........................         93,119
       700 Atlantic Richfield Co...................         82,950
     1,400 Kerr-McGee Corp.........................         85,225
     1,730 Louisiana Land & Exploration Co.........         99,691
     3,400 Occidental Petroleum Corp...............         84,150
     1,800 Pennzoil Co.............................         83,250
     2,250 Phillips Petroleum Co...................         94,219
     2,900 Sun Co., Inc............................         88,088
     2,800 Unocal Corp.............................         94,500
     4,600 USX-Marathon Group......................         92,575
                                                     -------------
                                                           986,248
                                                     -------------
 NUMBER OF
  SHARES                                                 VALUE
-----------                                          -------------
           OIL - EXPLORATION & PRODUCTION (0.6%)
     2,410 Burlington Resources, Inc...............  $     103,630
     5,550 Oryx Energy Co.*........................         90,188
     7,800 Santa Fe Energy Resources, Inc.*........         92,625
                                                     -------------
                                                           286,443
                                                     -------------
           OIL - INTERNATIONAL INTEGRATED (1.2%)
     1,250 Amoco Corp..............................         90,469
     1,500 Chevron Corp............................         88,500
     1,100 Exxon Corp..............................         95,563
       800 Mobil Corp..............................         89,700
       600 Royal Dutch Petroleum Co.
             (Netherlands).........................         92,250
     1,050 Texaco, Inc.............................         88,069
                                                     -------------
                                                           544,551
                                                     -------------
           OIL WELL EQUIPMENT & SERVICE (1.2%)
     2,950 Baker Hughes Inc........................         96,981
     3,000 Dresser Industries, Inc.................         88,500
     1,550 Halliburton Co..........................         86,025
     4,100 McDermott International, Inc............         85,588
     1,130 Schlumberger, Ltd.......................         95,203
     1,500 Western Atlas, Inc.*....................         87,375
                                                     -------------
                                                           539,672
                                                     -------------
           PAPER & FOREST PRODUCTS (2.2%)
     2,550 Boise Cascade Corp......................         93,394
     1,900 Champion International Corp.............         79,325
     1,250 Georgia-Pacific Corp....................         88,750
     2,200 International Paper Co..................         81,125
     3,400 James River Corp. of Virginia...........         89,675
     3,850 Louisiana-Pacific Corp..................         85,181
     1,750 Mead Corp...............................         90,781
     2,400 Potlatch Corp...........................         93,900
     1,700 Union Camp Corp.........................         82,875
     3,000 Westvaco Corp...........................         89,625
     2,000 Weyerhaeuser Co.........................         85,000
     1,450 Willamette Industries, Inc..............         85,913
                                                     -------------
                                                         1,045,544
                                                     -------------
           PERSONAL LOANS (0.4%)
     1,550 Beneficial Corp.........................         86,994
     1,250 Household International, Inc............         95,000
                                                     -------------
                                                           181,994
                                                     -------------
           PHOTOGRAPHY/IMAGING (0.4%)
     1,150 Eastman Kodak Co........................         89,413
     1,980 Polaroid Corp...........................         90,338
                                                     -------------
                                                           179,751
                                                     -------------

Value-Added Market
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                 VALUE
-----------                                          -------------
           POLLUTION CONTROL (0.6%)
     3,200 Browning-Ferris Industries, Inc.........  $      92,800
     8,600 Laidlaw Inc. (Class B) (Canada).........         87,075
     2,750 WMX Technologies, Inc...................         90,063
                                                     -------------
                                                           269,938
                                                     -------------
           PROPERTY - CASUALTY INSURANCE (1.4%)
     1,900 Allstate Corp...........................         86,688
     1,900 Chubb Corp..............................         94,763
       550 General Re Corp.........................         83,738
     1,250 Loews Corp..............................         98,594
     2,600 SAFECO Corp.............................         91,975
     1,700 St. Paul Companies, Inc.................         90,950
     5,600 USF&G Corp..............................         91,700
                                                     -------------
                                                           638,408
                                                     -------------
           PUBLISHING (0.6%)
     1,500 Dun & Bradstreet Corp...................         93,750
     2,000 McGraw-Hill, Inc........................         91,500
     2,050 Meredith Corp...........................         85,588
                                                     -------------
                                                           270,838
                                                     -------------
           PUBLISHING - NEWSPAPER (1.2%)
     2,300 Dow Jones & Co., Inc....................         96,025
     1,330 Gannett Co., Inc........................         94,098
     1,250 Knight-Ridder Newspapers, Inc...........         90,625
     2,850 New York Times Co. (Class A)............         92,981
     1,950 Times Mirror Co. (Class A)..............         84,825
     1,250 Tribune Co..............................         90,781
                                                     -------------
                                                           549,335
                                                     -------------
           RAILROADS (0.9%)
     1,100 Burlington Northern Sante Fe
             Corp..................................         88,963
     1,200 Conrail, Inc............................         79,650
     1,900 CSX Corp................................         91,675
     1,000 Norfolk Southern Corp...................         84,750
     1,300 Union Pacific Corp......................         90,838
                                                     -------------
                                                           435,876
                                                     -------------
           RESTAURANTS (1.1%)
     7,700 Darden Restaurants, Inc.................         82,775
     3,900 Luby's Cafeterias, Inc..................         91,650
     1,750 McDonald's Corp.........................         81,813
     9,430 Ryan's Family Steak Houses, Inc.*.......         87,228
     7,500 Shoney's Inc.*..........................         81,563
     5,050 Wendy's International, Inc..............         94,056
                                                     -------------
                                                           519,085
                                                     -------------
           RETAIL - DEPARTMENT STORES (1.2%)
     2,650 Dillard Department Stores, Inc. (Class
             A)*...................................         96,725
     2,850 Federated Department Stores, Inc.*......         97,256
     2,050 May Department Stores Co................         89,688
     1,500 Mercantile Stores Co., Inc..............         87,938
     2,100 Nordstrom, Inc..........................         92,925
     1,750 Penney (J.C.) Co., Inc..................         91,875
                                                     -------------
                                                           556,407
                                                     -------------
 NUMBER OF
  SHARES                                                 VALUE
-----------                                          -------------
           RETAIL - DRUG STORES (0.6%)
     2,200 Longs Drug Stores Corp..................  $      98,175
     2,850 Rite Aid Corp...........................         84,788
     2,700 Walgreen Co.............................         90,450
                                                     -------------
                                                           273,413
                                                     -------------
           RETAIL - FOOD CHAINS (1.2%)
     2,250 Albertson's Inc.........................         93,094
     2,200 American Stores Co......................         90,750
     2,500 Giant Food, Inc. (Class A)..............         89,688
     2,920 Great Atlantic & Pacific Tea Co.,
             Inc...................................         95,995
     2,300 Kroger Co.*.............................         90,850
     2,700 Winn-Dixie Stores, Inc..................         95,513
                                                     -------------
                                                           555,890
                                                     -------------
           RETAIL - GENERAL MERCHANDISE (0.8%)
       850 Dayton-Hudson Corp......................         87,656
     7,400 Kmart Corp.*............................         91,575
     1,900 Sears, Roebuck & Co.....................         92,388
     3,500 Wal-Mart Stores, Inc. (Class A).........         88,813
                                                     -------------
                                                           360,432
                                                     -------------
           RETAIL - SPECIALTY (1.8%)
     2,550 Circuit City Stores, Inc................         92,119
     1,600 Home Depot, Inc.........................         86,400
     2,500 Lowe's Companies, Inc...................         90,313
     2,150 Melville Corp...........................         87,075
     2,700 Pep Boys-Manny Moe & Jack...............         91,800
     4,600 Price/Costco, Inc.*.....................         98,325
     1,850 Tandy Corp..............................         87,644
     3,100 Toys 'R' Us, Inc.*......................         88,350
     4,700 Woolworth Corp.*........................        105,750
                                                     -------------
                                                           827,776
                                                     -------------
           RETAIL - SPECIALTY APPAREL (0.8%)
    15,000 Charming Shoppes, Inc...................        104,063
     2,800 Gap, Inc................................         89,950
     4,550 Limited (The), Inc......................         97,825
     2,550 TJX Companies, Inc......................         86,063
                                                     -------------
                                                           377,901
                                                     -------------
           SAVINGS & LOAN COMPANIES (0.6%)
     3,600 Ahmanson (H.F.) & Co....................         97,200
     1,600 Golden West Financial Corp..............         89,600
     3,900 Great Western Financial Corp............         93,113
                                                     -------------
                                                           279,913
                                                     -------------
           SHOES (0.8%)
     5,300 Brown Group Inc.........................         92,088
       950 Nike, Inc. (Class B)....................         97,613
     3,100 Reebok International Ltd.
             (United Kingdom)......................        104,238
    10,800 Stride Rite Corp........................         89,100
                                                     -------------
                                                           383,039
                                                     -------------

Value-Added Market
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                 VALUE
-----------                                          -------------
           SPECIALIZED SERVICES (1.5%)
     2,600 Block (H.&R.), Inc......................  $      84,825
     2,260 CUC International, Inc.*................         80,230
     2,800 Ecolab, Inc.............................         92,400
     1,800 Interpublic Group of Companies,
             Inc...................................         84,375
     2,300 National Service Industries, Inc........         89,988
     4,700 Ogden Corp..............................         85,188
     5,600 Safety-Kleen Corp.......................         98,000
     1,500 Service Corp. International.............         86,250
                                                     -------------
                                                           701,256
                                                     -------------
           SPECIALTY PRINTING (0.6%)
     2,400 Deluxe Corp.............................         85,200
     2,400 Donnelley (R.R.) & Sons Co..............         83,700
     3,700 Harland (John H.) Co....................         91,113
                                                     -------------
                                                           260,013
                                                     -------------
           STEEL (1.1%)
    17,600 Armco, Inc.*............................         88,000
     7,000 Bethlehem Steel Corp.*..................         83,125
     4,700 Inland Steel Industries, Inc............         92,238
     1,600 Nucor Corp..............................         81,000
     3,200 USX-U.S. Steel Group....................         90,800
     4,000 Worthington Industries, Inc.............         82,500
                                                     -------------
                                                           517,663
                                                     -------------
           TELECOMMUNICATIONS - LONG DISTANCE (0.8%)
     1,400 AT&T Corp...............................         86,800
     3,800 MCI Communications Corp.................         96,900
     2,000 Sprint Corp.............................         84,000
     1,700 WorldCom, Inc.*.........................         93,925
                                                     -------------
                                                           361,625
                                                     -------------
           TEXTILES (1.0%)
     3,600 Fruit of the Loom, Inc. (Class A)*......         91,800
     2,700 Liz Claiborne, Inc......................         93,488
     2,900 Russell Corp............................         80,113
     1,900 Springs Industries, Inc. (Class A)......         95,950
     1,500 VF Corp.................................         89,438
                                                     -------------
                                                           450,789
                                                     -------------
           TOBACCO (0.6%)
     2,050 American Brands, Inc....................         93,019
       820 Philip Morris Companies, Inc............         85,280
     2,800 UST, Inc................................         95,900
                                                     -------------
                                                           274,199
                                                     -------------
           TOYS (0.4%)
     2,400 Hasbro Inc..............................         85,800
     2,975 Mattel, Inc.............................         85,159
                                                     -------------
                                                           170,959
                                                     -------------
           TRANSPORTATION - MISCELLANEOUS (0.4%)
     1,000 Federal Express Corp.*..................         82,000
     3,300 Ryder System, Inc.......................         92,813
                                                     -------------
                                                           174,813
                                                     -------------
 NUMBER OF
  SHARES                                                 VALUE
-----------                                          -------------
           TRUCKERS (0.6%)
     2,600 Caliber System, Inc.....................  $      88,400
     4,150 Consolidated Freightways, Inc...........         87,669
     6,500 Yellow Corp.*...........................         85,313
                                                     -------------
                                                           261,382
                                                     -------------
           UTILITIES - ELECTRIC (5.2%)
     2,200 American Electric Power Co., Inc........         93,775
     3,350 Baltimore Gas & Electric Co.............         95,056
     2,500 Carolina Power & Light Co...............         95,000
     3,050 Central & South West Corp...............         88,450
     2,900 CINergy Corp............................         92,800
     3,200 Consolidated Edison Co. of New York,
             Inc...................................         93,600
     2,450 Dominion Resources, Inc.................         98,000
     3,000 DTE Energy Co...........................         92,625
     1,800 Duke Power Co...........................         92,250
     5,500 Edison International....................         96,938
     3,450 Entergy Corp............................         97,894
     2,000 FPL Group, Inc..........................         92,000
     2,800 General Public Utilities Corp...........         98,700
     4,050 Houston Industries, Inc.................         99,731
    11,000 Niagara Mohawk Power Corp.*.............         85,250
     1,900 Northern States Power Co................         93,813
     4,100 Ohio Edison Co..........................         89,688
     4,150 Pacific Gas & Electric Co...............         96,488
     4,500 PacifiCorp..............................        100,125
     3,500 PECO Energy Co..........................         91,000
     3,800 PP&L Resources, Inc.....................         89,775
     3,650 Public Service Enterprise Group,
             Inc...................................         99,919
     3,700 Southern Co.............................         91,113
     2,100 Texas Utilities Co......................         89,775
     3,250 Unicom Corp.............................         90,594
     2,200 Union Electric Co.......................         88,550
                                                     -------------
                                                         2,432,909
                                                     -------------
           UTILITIES - NATURAL GAS (2.7%)
     2,100 Coastal Corp............................         87,675
     1,850 Columbia Gas System, Inc................         96,431
     1,600 Consolidated Natural Gas Co.............         83,600
     2,800 Eastern Enterprises.....................         93,100
     2,300 Enron Corp..............................         94,013
     4,590 ENSERCH Corp............................         99,833
     3,150 NICOR, Inc..............................         89,381
     8,000 NorAm Energy Corp.......................         87,000
     3,710 ONEOK, Inc..............................         92,750
     3,200 Pacific Enterprises.....................         94,800
     2,750 PanEnergy Corp..........................         90,406
     2,700 Peoples Energy Corp.....................         90,450
     1,855 Sonat, Inc..............................         83,475
     1,900 Williams Cos., Inc......................         94,050
                                                     -------------
                                                         1,276,964
                                                     -------------

Value-Added Market
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                 VALUE
-----------                                          -------------
           UTILITIES - TELEPHONE (1.8%)
     3,050 Alltel Corp.............................  $      93,788
     1,650 Ameritech Corp..........................         97,969
     1,550 Bell Atlantic Corp......................         98,813
     2,300 BellSouth Corp..........................         97,463
     2,250 GTE Corp................................        100,688
     2,050 NYNEX Corp..............................         97,375
     2,630 Pacific Telesis Group...................         88,763
     1,750 SBC Communications, Inc.................         86,188
     2,750 U.S. West Communications Group..........         87,656
                                                     -------------
                                                           848,703
                                                     -------------
           TOTAL COMMON STOCKS (IDENTIFIED COST
             $41,603,949)..........................     45,128,043
                                                     -------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)                                               VALUE
-----------                                          -------------
           SHORT-TERM INVESTMENT (A) (7.9%)
           U.S. GOVERNMENT AGENCY
     3,700 Federal Home Loan Mortgage Corp.
             5.25% due 07/01/96
             (Amortized Cost $3,700,000)...........  $   3,700,000
                                                     -------------

TOTAL INVESTMENTS (IDENTIFIED COST
  $45,303,949) (B)......................      104.4%     48,828,043

LIABILITIES IN EXCESS OF CASH AND OTHER
  ASSETS................................       (4.4)     (2,063,883)
                                          ----------  -------------
NET ASSETS..............................      100.0%  $  46,764,160
                                          ----------  -------------
                                          ----------  -------------

----------------
ADR  AMERICAN DEPOSITORY RECEIPT.
 *   NON-INCOME PRODUCING SECURITY.
 +   ACQUIRED THROUGH A SPECIAL STOCK DIVIDEND.
++ PARENT COMPANY OF HARTFORD LIFE INSURANCE COMPANY AND ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY, AFFILIATES OF THE FUND.
(A) SECURITY AS PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST. THE AGGREGATE GROSS UNREALIZED APPRECIATION WAS $4,714,373 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION WAS $1,190,279, RESULTING IN NET UNREALIZED APPRECIATION OF $3,524,094.

                       SEE NOTES TO FINANCIAL STATEMENTS

Core Equity
Portfolio of Investments JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                         VALUE
-----------                                   -----------
             COMMON STOCKS (98.2%)
             AEROSPACE (7.9%)
     3,600   Boeing Co......................  $   313,650
     2,500   Thiokol Corp...................       98,750
     2,600   United Technologies Corp.......      299,000
                                              -----------
                                                  711,400
                                              -----------
             AIR TRANSPORT (2.9%)
     2,900   AMR Corp.*.....................      263,900
                                              -----------
             AIRLINES (5.2%)
     3,700   Delta Air Lines, Inc...........      307,100
     2,900   UAL Corp.*.....................      155,875
                                              -----------
                                                  462,975
                                              -----------
             AUTO PARTS - AFTER MARKET (2.5%)
     6,400   Lear Corp.*....................      225,600
                                              -----------
             AUTO PARTS - ORIGINAL EQUIPMENT (1.9%)
     3,700   Magna International, Inc.
               (Class A) (Canada)...........      170,200
                                              -----------
             AUTOMOTIVE (4.3%)
     4,200   Chrysler Corp..................      260,400
     3,879   Ford Motor Co..................      125,583
                                              -----------
                                                  385,983
                                              -----------
             BANKS - MONEY CENTER (3.0%)
     3,200   Citicorp.......................      264,400
                                              -----------
             BIOTECHNOLOGY (1.8%)
     3,000   Amgen Inc.*....................      161,250
                                              -----------
             BROKERAGE (1.6%)
     2,200   Merrill Lynch & Co., Inc.......      143,275
                                              -----------
             BUILDING MATERIALS (1.3%)
     2,700   Champion International Corp....      112,725
                                              -----------
             COMMERCIAL SERVICES (1.0%)
     1,100   Corrections Corp. of
               America*.....................       77,000
                                              -----------
             COMMUNICATIONS EQUIPMENT (4.0%)
     6,300   Cisco Systems, Inc.*...........      356,737
                                              -----------
             COMPUTER SERVICES (8.9%)
     4,200   Computer Sciences Corp.*.......      313,950
     5,300   Electronic Data Systems
               Corp.........................      284,875
     2,500   First Data Corp................      199,062
                                              -----------
                                                  797,887
                                              -----------
             COMPUTER SOFTWARE (4.5%)
     2,200   Microsoft Corp.*...............      264,000
     3,500   Oracle Corp....................      137,812
                                              -----------
                                                  401,812
                                              -----------
             COMPUTER SOFTWARE & SERVICES (0.8%)
     1,700   America Online, Inc.*..........       73,950
                                              -----------

 NUMBER OF
  SHARES                                         VALUE
-----------                                   -----------

             COMPUTERS - SYSTEMS (3.4%)
     3,100   Hewlett-Packard Co.............  $   308,838
                                              -----------
             CONSUMER PRODUCTS (1.7%)
     2,000   Kimberly-Clark Corp............      154,500
                                              -----------
             CONSUMER SERVICES (1.8%)
     4,500   CUC International, Inc.*.......      159,750
                                              -----------
             ELECTRONICS - SEMICONDUCTORS/COMPONENTS
               (4.0%)
     4,000   Motorola, Inc..................      251,500
     2,200   Texas Instruments Inc..........      109,725
                                              -----------
                                                  361,225
                                              -----------
             ENTERTAINMENT (2.0%)
     4,600   Viacom, Inc. (Class B)*........      178,825
                                              -----------
             FINANCIAL - MISCELLANEOUS (3.8%)
     4,000   Associates First Capital
               Corp.*.......................      150,500
     6,100   Green Tree Financial Corp......      190,625
                                              -----------
                                                  341,125
                                              -----------
             HEALTH EQUIPMENT & SERVICES (2.6%)
     4,300   Columbia/HCA Healthcare
               Corp.........................      229,513
                                              -----------
             HOUSEHOLD APPLIANCES (2.3%)
     6,200   American Standard Companies,
               Inc.*........................      204,600
                                              -----------
             INSURANCE BROKERS (1.1%)
     1,000   Marsh & McLennan Companies,
               Inc..........................       96,500
                                              -----------
             MACHINERY - CONSTRUCTION & MATERIALS (2.4%)
     3,200   Caterpillar, Inc...............      216,800
                                              -----------
             NATURAL RESOURCES (0.6%)
       600   Texaco, Inc....................       50,325
                                              -----------
             OFFICE EQUIPMENT & SUPPLIES (2.1%)
     3,600   Xerox Corp.....................      192,600
                                              -----------
             PHARMACEUTICALS (1.8%)
     3,400   IVAX Corp......................       53,975
     2,200   Johnson & Johnson..............      108,900
                                              -----------
                                                  162,875
                                              -----------
             PUBLISHING (1.9%)
     7,300   News Corp. Ltd. (ADR)
               (Australia)..................      171,550
                                              -----------
             RAILROADS (2.9%)
     3,240   Burlington Northern Santa Fe
               Corp.........................      262,035
                                              -----------
             RESTAURANTS (1.3%)
     3,600   Boston Chicken Inc.*...........      116,550
                                              -----------
             RETAIL - SPECIALTY (2.3%)
     3,800   Home Depot, Inc................      205,200
                                              -----------
             SEMICONDUCTOR EQUIPMENT (0.5%)
     1,600   Applied Materials, Inc.*.......       48,600
                                              -----------
             SEMICONDUCTORS (4.4%)
     5,400   Intel Corp.....................      396,225
                                              -----------

Core Equity
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                         VALUE
-----------                                   -----------
             SOAP & HOUSEHOLD PRODUCTS (2.8%)
     2,800   Procter & Gamble Co............  $   253,750
                                              -----------
             TELECOMMUNICATIONS (0.9%)
     2,100   Lucent Technologies, Inc.......       79,538
                                              -----------
             TOTAL COMMON STOCKS (IDENTIFIED
               COST $8,302,884).............    8,800,018
                                              -----------

  PRINCIPAL
 AMOUNT (IN
 THOUSANDS)                                       VALUE
-------------                                  -----------
               SHORT-TERM INVESTMENT (4.9%)
               REPURCHASE AGREEMENT
  $     443    The Bank of New York 5.125%
                 due 07/01/96 (dated
                 06/28/96; proceeds $442,850;
                 collateralized by $449,580
                 U.S. Treasury Note 5.25% due
                 07/31/98 valued at $451,514)
                 (Identified Cost
                 $442,661)...................  $   442,661
                                               -----------

TOTAL INVESTMENTS (IDENTIFIED
  COST $8,745,545) (A).........      103.1%    9,242,679

LIABILITIES IN EXCESS OF OTHER
  ASSETS.......................       (3.1)     (277,910)
                                 ----------  -----------
NET ASSETS.....................      100.0%  $ 8,964,769
                                 ----------  -----------
                                 ----------  -----------

----------------
 ADR   AMERICAN DEPOSITORY RECEIPT.
  *    NON-INCOME PRODUCING SECURITY.
 (A) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST. THE AGGREGATE GROSS UNREALIZED APPRECIATION WAS $727,124 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION WAS $229,990, RESULTING IN NET UNREALIZED APPRECIATION OF $497,134.

                       SEE NOTES TO FINANCIAL STATEMENTS

American Value
Portfolio of Investments JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             COMMON STOCKS (88.3%)
             AEROSPACE (1.1%)
     3,700   Boeing Co....................  $     322,362
     5,000   United Technologies Corp.....        575,000
                                            -------------
                                                  897,362
                                            -------------
             AGRICULTURE RELATED (1.0%)
     2,000   AGCO Corp....................         55,500
     6,000   Case Corp....................        288,000
     8,000   Pioneer Hi-Bred
               International, Inc.........        423,000
                                            -------------
                                                  766,500
                                            -------------
             AIR TRANSPORT (3.1%)
     6,000   AMR Corp.*...................        546,000
     4,000   Atlas Air, Inc.*.............        230,500
     6,000   Continental   Airlines,  Inc.
               (Class B)*.................        370,500
     8,000   Delta Air Lines, Inc.........        664,000
    12,000   UAL Corp.*...................        645,000
                                            -------------
                                                2,456,000
                                            -------------
             APPAREL & FOOTWEAR (2.9%)
     4,000   Fila Holding SpA (ADR)
               (Italy)....................        345,000
     6,000   Nike, Inc. (Class B).........        616,500
    10,000   Nine West Group, Inc.........        511,250
    11,000   St. John Knits, Inc..........        490,875
    10,000   Vans, Inc.*..................        168,750
     5,000   Wolverine World Wide, Inc....        162,500
                                            -------------
                                                2,294,875
                                            -------------
             AUTO RELATED (2.3%)
    16,400   AutoZone, Inc.*..............        569,900
     3,000   Goodyear Tire & Rubber Co....        144,750
     6,000   Harley-Davidson, Inc.........        246,750
     6,300   Harman International
               Industries, Inc............        310,275
    11,000   Lear Corp.*..................        387,750
     6,000   OEA, Inc.....................        225,000
                                            -------------
                                                1,884,425
                                            -------------
             AUTOMOTIVE (0.8%)
     4,000   Chrysler Corp................        248,000
    13,000   Ford Motor Co................        420,875
                                            -------------
                                                  668,875
                                            -------------
             BANKS (1.2%)
     7,000   BankAmerica Corp.............        530,250
     4,000   First Bank System, Inc.......        232,000
     2,000   NationsBank Corp.............        165,250
                                            -------------
                                                  927,500
                                            -------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             BANKS - MONEY CENTER (0.9%)
     9,000   Citicorp.....................  $     743,625
                                            -------------
             BASIC CYCLICALS (1.4%)
     4,700   Cytec Industries, Inc.*......        401,850
     8,600   Polymer Group, Inc.*.........        150,500
     8,000   Titanium Metals Corp.*.......        207,000
    10,000   Witco Corp...................        343,750
                                            -------------
                                                1,103,100
                                            -------------
             BEVERAGES - SOFT DRINKS (0.8%)
    19,000   PepsiCo Inc..................        672,125
                                            -------------
             BIOTECHNOLOGY (1.2%)
     5,500   Amgen Inc.*..................        295,625
     5,000   Centocor, Inc.*..............        149,375
    10,000   IDEC Pharmaceuticals
               Corp.*.....................        230,000
     1,000   Millennium Pharmaceuticals,
               Inc.*......................         14,750
     4,000   QLT Phototherapeutics,
               Inc.*......................         73,000
    10,000   SangStat Medical Corp.*......        168,750
                                            -------------
                                                  931,500
                                            -------------
             CAPITAL GOODS (0.7%)
     4,000   Lockheed Martin Corp.........        336,000
     3,000   Raychem Corp.................        215,625
                                            -------------
                                                  551,625
                                            -------------
             CHEMICALS (1.4%)
    22,500   Monsanto Co..................        731,250
     8,600   Praxair, Inc.................        363,350
                                            -------------
                                                1,094,600
                                            -------------
             COMMUNICATIONS EQUIPMENT (6.3%)
     8,000   ADC Telecommunications,
               Inc*.......................        356,000
    10,000   Adtran, Inc.*................        707,500
     9,000   Ascend Communications,
               Inc.*......................        505,125
     8,000   Cascade Communications
               Corp.*.....................        544,000
    12,000   Cisco Systems, Inc.*.........        679,500
    15,000   FORE Systems, Inc.*..........        540,000
     4,000   Newbridge   Networks   Corp.*
               (Canada)...................        262,000
     8,000   Pairgain Technologies,
               Inc.*......................        496,000
       600   Sawtek, Inc.*................         20,850
     9,000   Tellabs, Inc.*...............        600,750
     4,000   U.S. Robotics Corp.*.........        341,000
                                            -------------
                                                5,052,725
                                            -------------
             COMPUTER EQUIPMENT (0.4%)
     9,000   Gateway 2000, Inc.*..........        304,875
                                            -------------

American Value
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             COMPUTER SERVICES (6.5%)
     5,000   America Online, Inc.*........  $     217,500
     4,000   BDM International Inc.*......        185,000
     2,300   Boston  Communications Group,
               Inc.*......................         37,375
    18,000   Cambridge Technology
               Partners, Inc.*............        549,000
     7,000   CBT Group PLC (ADR)*
               (Ireland)..................        315,000
     4,000   Computer Horizons Corp.*.....        157,000
     2,800   Computer Sciences Corp.*.....        209,300
    12,000   Dendrite International,
               Inc.*......................        411,000
    10,000   DST Systems, Inc.*...........        320,000
     4,000   Electronic Data Systems
               Corp.......................        215,000
     4,860   First Data Corp..............        386,977
       300   First USA Paymentech,
               Inc.*......................         12,000
     4,000   Keane, Inc.*.................        147,500
     9,000   Netscape Communications
               Corp.*.....................        560,250
     2,500   NOVA Corp.*..................         84,375
       700   Open Market, Inc.*...........         17,063
    15,000   PsiNet, Inc.*................        170,625
     3,000   Remedy Corp.*................        217,500
       800   Renaissance Solutions,
               Inc.*......................         22,000
     5,000   Reuters Holdings PLC (ADR)
               (United Kingdom)...........        361,875
     3,500   Security Dynamics
               Technologies, Inc.*........        287,000
     8,000   Sterling Commerce, Inc.*.....        297,000
                                            -------------
                                                5,180,340
                                            -------------

             COMPUTER SOFTWARE (5.6%)
    10,000   Baan Company NV*
               (Netherlands)..............        340,000
    10,000   BMC Software, Inc.*..........        595,000
     6,000   Business Objects S.A. (ADR)*
               (France)...................        241,500
     5,000   Computer Associates
               International,
               Inc........................        356,250
     6,700   Edify Corp.*.................        174,200
     6,000   HNC Software, Inc............        270,000
       300   I2 Technologies, Inc.*.......         12,825
       600   Mechanical Dynamics, Inc.*...          8,925
     6,000   Microsoft Corp.*.............        720,000
     8,000   Oracle Corp.*................        315,000
     8,000   Parametric Technology
               Corp.*.....................        346,000
     8,000   Peoplesoft, Inc.*............        568,000
    10,000   Rational Software Corp.*.....        537,500
       400   Siebel Systems, Inc.*........         12,000
                                            -------------
                                                4,497,200
                                            -------------

             CONGLOMERATES (1.1%)
     4,000   General Electric Co..........        346,000
    13,950   Thermo Electron Corp.........        580,669
                                            -------------
                                                  926,669
                                            -------------
 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             CONSUMER BUSINESS SERVICES (3.8%)
     2,000   AccuStaff, Inc.*.............  $      54,500
     4,000   Alternative Resources
               Corp.*.....................        144,000
    12,000   Apollo Group, Inc. (Class
               A)*........................        330,000
     5,000   COREStaff, Inc.*.............        221,250
     4,000   Culligan Water Technologies,
               Inc.*......................        152,000
    14,000   ITT Educational Services,
               Inc.*......................        404,250
    21,000   National Education Corp.*....        299,250
     8,000   Reynolds & Reynolds Co.
               (Class A)..................        426,000
    11,000   Service Corp.
               International..............        632,500
    10,000   Verifone, Inc.*..............        422,500
                                            -------------
                                                3,086,250
                                            -------------
             CONSUMER PRODUCTS (3.3%)
     3,000   Black & Decker Corp..........        115,875
     2,000   Coca Cola Co.................         97,750
    13,000   Coca-Cola Enterprises,
               Inc........................        450,125
     8,000   Gillette Co..................        499,000
    10,000   Mondavi (Robert) Corp.
               (The) (Class A)*...........        315,000
    10,000   Panamerican Beverages, Inc.
               (Class A) (Mexico).........        447,500
     9,000   Vons Companies, Inc.*........        336,375
    15,000   Whitman Corp.................        361,875
                                            -------------
                                                2,623,500
                                            -------------
             ENERGY (4.5%)
    13,000   Baker Hughes, Inc............        427,375
     8,000   BJ Services Co.*.............        281,000
    15,000   Diamond Offshore Drilling,
               Inc.*......................        858,750
     4,000   Dresser Industries, Inc......        118,000
     6,000   Halliburton Co...............        333,000
     6,000   Louisiana Land & Exploration
               Co.........................        345,750
    21,000   Reading & Bates Corp.*.......        464,625
     8,000   Rowan Companies, Inc.*.......        118,000
     2,000   Sonat Offshore Drilling,
               Inc........................        101,000
    12,000   Tidewater, Inc...............        526,500
                                            -------------
                                                3,574,000
                                            -------------
             ENTERTAINMENT & LEISURE TIME (4.4%)
     5,000   Bally Entertainment Corp.*...        137,500
    14,000   Cannondale Corp.*............        276,500
     2,000   Hilton Hotels Corp...........        225,000
    12,000   International Game
               Technology.................        202,500
    14,000   ITT Corp.*...................        927,500
    15,000   MGM Grand, Inc.*.............        598,125
    11,000   Mirage Resorts, Inc.*........        594,000
       700   Premier Parks, Inc.*.........         15,050
    19,000   Showboat, Inc................        572,375
                                            -------------
                                                3,548,550
                                            -------------
             FINANCIAL - MISCELLANEOUS (1.9%)
     8,000   Associates First Capital
               Corp.*.....................        301,000
     7,000   First USA, Inc...............        385,000
     8,000   Household International,
               Inc........................        608,000
     4,000   Morgan Stanley Group, Inc....        196,500
                                            -------------
                                                1,490,500
                                            -------------

American Value
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             HEALTHCARE PRODUCTS & SERVICES (3.6%)
     8,000   HBO & Co.....................  $     540,000
    10,500   Health Management Associates,
               Inc. (Class A)*............        212,625
     5,000   Healthsouth Corp.*...........        180,000
     6,000   HPR Inc.*....................        123,000
     1,000   Medic Computer Systems,
               Inc.*......................         81,000
    15,000   PhyCor, Inc.*................        566,250
     7,000   Renal Treatment Centers,
               Inc.*......................        201,250
    12,000   RoTech Medical Corp.*........        231,000
     7,000   Shared Medical Systems
               Corp.......................        449,750
     2,000   Sunrise Assisted Living,
               Inc.*......................         48,000
     8,000   Vivra, Inc.*.................        263,000
                                            -------------
                                                2,895,875
                                            -------------
             INSURANCE (2.1%)
     9,500   Allstate Corp................        433,437
    10,000   Conseco Inc..................        400,000
     5,000   Exel Ltd. (Bermuda)..........        352,500
     9,000   SunAmerica, Inc..............        508,500
                                            -------------
                                                1,694,437
                                            -------------
             MEDIA (4.6%)
     8,000   Argyle Television, Inc.
               (Class A)*.................        196,000
     8,400   Clear Channel Communications,
               Inc.*......................        691,950
     9,000   Emmis Broadcasting Corp.
               (Class A)*.................        445,500
    10,000   Evergreen Media Corp.
               (Class A)*.................        422,500
     7,500   General Motors Corp.
               (Class H)..................        450,938
    25,000   Heftel Broadcasting Corp.
               (Class A)*.................        731,250
    16,000   Infinity Broadcasting Corp.
               (Class A)*.................        480,000
     8,000   Renaissance Communications
               Corp.*.....................        258,000
                                            -------------
                                                3,676,138
                                            -------------
             MEDICAL PRODUCTS & SUPPLIES (1.7%)
       900   Arterial Vascular
               Engineering, Inc.*.........         32,175
     2,000   Becton, Dickinson & Co.......        160,500
     8,000   Guidant Corp.................        394,000
     7,600   Heartport, Inc.*.............        228,000
     8,000   Martek Biosciences Corp.*....        234,000
     4,000   Spine-Tech, Inc.*............        113,000
     5,500   Target Therapeutics, Inc.*...        224,125
                                            -------------
                                                1,385,800
                                            -------------
 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------

             OIL DRILLING & SERVICES (1.9%)
    20,000   Global Marine, Inc.*.........  $     277,500
    22,000   Marine Drilling Company,
               Inc.*......................        220,000
    12,000   Smith International, Inc.*...        361,500
    11,000   Western Atlas, Inc.*.........        640,750
                                            -------------
                                                1,499,750
                                            -------------
             OIL INTEGRATED - INTERNATIONAL (0.2%)
     2,000   Chesapeake Energy Corp.*.....        179,750
                                            -------------
             OIL WELL - MACHINERY (0.6%)
     6,000   Schlumberger, Ltd............        505,500
                                            -------------
             PHARMACEUTICALS (2.9%)
    10,000   American Home Products
               Corp.......................        601,250
    10,000   Biochem Pharma, Inc.*........        373,750
     7,200   Johnson & Johnson............        356,400
     4,000   Lilly (Eli) & Co.............        260,000
    10,000   Pfizer, Inc..................        713,750
                                            -------------
                                                2,305,150
                                            -------------
             RESTAURANTS (0.4%)
     3,000   Landry's Seafood Restaurants,
               Inc.*......................         72,000
     1,000   Planet Hollywood
               International, Inc. (Class
               A)*........................         26,875
     7,000   Starbucks Corp.*.............        196,875
                                            -------------
                                                  295,750
                                            -------------
             RETAIL (5.7%)
     2,000   Dayton-Hudson Corp...........        206,250
    10,000   Federated Department Stores,
               Inc.*......................        341,250
     7,000   Gadzooks, Inc.*..............        223,125
     8,500   Gucci Group NV (Italy).......        548,250
     9,000   Kohl's Corp.*................        329,625
     6,000   Luxottica Group SpA (ADR)
               (Italy)....................        440,250
    11,000   Oakley, Inc.*................        500,500
     8,000   Pacific Sunwear of
               California, Inc.*..........        188,000
     8,000   PetSmart, Inc.*..............        378,000
     9,000   Quiksilver, Inc.*............        270,000
     8,000   Sears, Roebuck & Co..........        389,000
     6,000   Tiffany & Co.................        438,000
    14,000   Williams-Sonoma Inc.*........        329,000
                                            -------------
                                                4,581,250
                                            -------------
             RETAIL - FOOD CHAINS (0.6%)
     5,000   American Stores Co...........        206,250
     9,000   Safeway, Inc.*...............        297,000
                                            -------------
                                                  503,250
                                            -------------
             RETAIL - SPECIALTY (1.3%)
    14,000   Home Depot, Inc..............        756,000
    15,200   Price/Costco, Inc.*..........        324,900
                                            -------------
                                                1,080,900
                                            -------------
             SEMICONDUCTORS (0.2%)
     3,000   Actel Corp.*.................         55,125
     1,000   Intel Corp...................         73,375
                                            -------------
                                                  128,500
                                            -------------

American Value
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             SOAP & HOUSEHOLD PRODUCTS (3.0%)
     8,000   Avon Products, Inc...........  $     361,000
     6,000   Clorox Co....................        531,750
    10,000   Kimberly-Clark Corp..........        772,500
     8,000   Procter & Gamble Co..........        725,000
                                            -------------
                                                2,390,250
                                            -------------
             TELECOMMUNICATIONS (1.7%)
     6,000   Globalstar Telecommunications
               Ltd.* (Bermuda)............        258,000
    16,000   MFS Communications Company,
               Inc.*......................        600,000
     3,000   Omnipoint Corp.*.............         78,000
     1,000   Premiere Technologies,
               Inc.*......................         30,750
     7,900   WorldCom, Inc.*..............        436,475
                                            -------------
                                                1,403,225
                                            -------------
             TEXTILES (0.6%)
     2,000   Designer Holdings Ltd.*......         53,250
     9,000   Jones Apparel Group, Inc.*...        442,125
                                            -------------
                                                  495,375
                                            -------------
             TOBACCO (0.6%)
     5,000   Philip Morris Companies,
               Inc........................        520,000
                                            -------------
             TOTAL COMMON STOCKS
               (IDENTIFIED COST
               $65,665,163)...............     70,817,621
                                            -------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)                                      VALUE
-----------                                 -------------
             U.S. GOVERNMENT OBLIGATION (2.5%)
     2,300   U.S. Treasury Bond 6.00% due
               02/15/26 (Identified Cost
               $1,999,109)................  $   2,040,172
                                            -------------
             SHORT-TERM INVESTMENTS (9.8%)
             U.S. GOVERNMENT AGENCIES (a) (9.0%)
     7,230   Federal Home Loan Mortgage
               Corp. 5.25% - 5.52% due
               07/01/96...................      7,230,000
                                            -------------
             REPURCHASE AGREEMENT (0.8%)
       627   The Bank of New York 5.125%
               due 07/01/96 (dated
               06/28/96; proceeds
               $627,412; collateralized by
               $636,946 U.S. Treasury Note
               5.25% due 07/31/98 valued
               at $639,687) (Identified
               Cost $627,144).............        627,144
                                            -------------
             TOTAL SHORT-TERM INVESTMENTS
               (IDENTIFIED COST
               $7,857,144)................      7,857,144
                                            -------------
TOTAL INVESTMENTS (IDENTIFIED
  COST $75,521,416) (B).......      100.6%     80,714,937

LIABILITIES IN EXCESS OF OTHER
  ASSETS......................       (0.6)       (479,657)
                                ----------  -------------
NET ASSETS....................      100.0%  $  80,235,280
                                ----------  -------------
                                ----------  -------------

----------------
ADR  AMERICAN DEPOSITORY RECEIPT.
 *   NON-INCOME PRODUCING SECURITY.
(A) SECURITIES WERE PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATES SHOWN HAVE BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST. THE AGGREGATE GROSS UNREALIZED APPRECIATION WAS $6,956,800 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION WAS $1,763,279, RESULTING IN NET UNREALIZED APPRECIATION OF $5,193,521.

                       SEE NOTES TO FINANCIAL STATEMENTS

Global Equity
Portfolio of Investments JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             COMMON AND PREFERRED STOCKS (91.3%)
             ARGENTINA (1.0%)
             AUTOMOTIVE
     8,000   Ciadea S.A.*.................  $      56,826
                                            -------------
             BANKING
     2,508   Bansud S.A.*.................         29,608
                                            -------------
             BREWERY
     3,900   Quilmes Industrial S.A.
               (ADR)......................         39,975
                                            -------------
             ENERGY
    10,000   Perez Companc S.A. (Class
               B).........................         66,280
     3,500   Yacimentos Petroliferos
               Fiscales S.A. (ADR)........         78,750
                                            -------------
                                                  145,030
                                            -------------
             STEEL
     4,500   Siderar S.A. (A Shares)
               (ADR)* - 144A**............         92,812
                                            -------------
             TELECOMMUNICATIONS
       800   Telefonica  de Argentina S.A.
               (ADR)......................         23,700
                                            -------------
             TOTAL ARGENTINA..............        387,951
                                            -------------
             AUSTRALIA (0.9%)
             BUSINESS SERVICES
    22,000   Mayne Nickless Ltd...........        128,676
                                            -------------
             ENERGY
     4,300   Broken Hill Proprietary Co.
               Ltd........................         59,474
                                            -------------
             METALS & MINING
    60,000   M.I.M. Holdings Ltd..........         77,539
    40,000   Pasminco Ltd.................         56,364
                                            -------------
                                                  133,903
                                            -------------
             RETAIL
    20,488   Woolworth's Ltd..............         49,513
                                            -------------
             TOTAL AUSTRALIA..............        371,566
                                            -------------
             AUSTRIA (0.0%)
             ENERGY
       110   OMV AG.......................         11,129
                                            -------------
             BELGIUM (0.2%)
             RETAIL
     1,500   G.I.B. Holdings Ltd..........         67,268
                                            -------------
             BRAZIL (1.9%)
             APPLIANCES & HOUSEHOLD DURABLES
     5,500   Refrigeracao Parana S.A.
               (ADR)*.....................         66,715
                                            -------------
             FOREST PRODUCTS, PAPER & PACKAGING
     7,000   Aracruz Celulose S.A.
               (ADR)......................         66,500
                                            -------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------

             STEEL & IRON
     6,000   Usinas Siderurgicas de Minas
               Gerais S.A. (ADR)..........  $      64,500
                                            -------------
             SUPERMARKETS
     5,000   Companhia Brasileiras de
               Distribuicao (ADR)* -
               144A**.....................         81,250
                                            -------------
             TELECOMMUNICATIONS
     5,600   Telecomunicacoes Brasileiras
               S.A. (ADR).................        389,900
                                            -------------
             UTILITIES - ELECTRIC
     4,050   Companhia Energetica de Minas
               Gerais S.A. (ADR) -
               144A**.....................        114,412
                                            -------------
             TOTAL BRAZIL.................        783,277
                                            -------------
             CANADA (0.3%)
             ENERGY
     1,500   Suncor, Inc..................         47,411
                                            -------------
             METALS & MINING
     3,200   Barrick Gold Corp............         86,947
                                            -------------
             TOTAL CANADA.................        134,358
                                            -------------
             CHILE (0.8%)
             BANKS
     1,000   Banco BHIF (ADR)*............         20,125
     2,000   Banco de A. Edwards (Series
               A)
               (ADR)......................         42,000
                                            -------------
                                                   62,125
                                            -------------
             BEVERAGES - SOFT DRINKS
     1,500   Embotelladora Andina S.A.
               (ADR)......................         55,125
                                            -------------
             FOREST PRODUCTS, PAPER & PACKAGING
     3,000   Cristalerias de Chile
               (ADR)......................         70,500
                                            -------------
             TELECOMMUNICATIONS
       900   Compania de
               Telecommunicaciones de
               Chile S.A. (ADR)...........         88,312
                                            -------------
             UTILITIES - ELECTRIC
     2,000   Enersis S.A. (ADR)...........         62,000
                                            -------------
             TOTAL CHILE..................        338,062
                                            -------------
             DENMARK (0.2%)
             TRANSPORTATION
       800   Kobenhavns Lufthavne AS......         79,033
                                            -------------
             FINLAND (0.2%)
             MANUFACTURING
     3,000   Valmet Corp. (ADR)...........         99,000
                                            -------------
             FRANCE (2.1%)
             APPAREL
       300   Hermes International.........         79,193
                                            -------------

Global Equity
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             BANKING
       300   Societe Generale.............  $      32,958
                                            -------------
             BROADCAST MEDIA
       500   Societe Television Francaise
               1..........................         57,065
                                            -------------
             BUILDING MATERIALS
       300   Compagnie de Saint-Gobain....         40,120
       500   IMETAL.......................         70,846
                                            -------------
                                                  110,966
                                            -------------
             BUSINESS & PUBLIC SERVICES
       200   Compagnie Generale des
               Eaux.......................         22,321
                                            -------------
             FINANCIAL SERVICES
       350   Cetelem Group................         78,600
                                            -------------
             FOODS & BEVERAGES
       260   LVMH   Moet-Hennessy    Louis
               Vuitton....................         61,619
     1,500   SEITA........................         68,711
                                            -------------
                                                  130,330
                                            -------------
             INSURANCE
       700   Scor S.A.....................         27,242
                                            -------------
             PHARMACEUTICALS
     1,050   Sanofi S.A...................         78,628
                                            -------------
             RETAIL
       135   Carrefour Supermarche........         75,571
       400   Castorama Dubois
               Investissement.............         78,727
       300   Promodes.....................         86,413
                                            -------------
                                                  240,711
                                            -------------
             TOTAL FRANCE.................        858,014
                                            -------------
             GERMANY (1.5%)
             APPAREL
     1,200   Adidas AG....................        100,715
     1,000   Puma AG*.....................         35,862
                                            -------------
                                                  136,577
                                            -------------
             AUTOMOTIVE
       120   Bayerische Motoren Werke
               (BMW) AG...................         69,493
       200   Volkswagen AG................         74,218
                                            -------------
                                                  143,711
                                            -------------
             BUSINESS SERVICES
       600   SAP AG (Pref.)...............         88,864
                                            -------------
             CHEMICALS
     2,400   Bayer AG.....................         84,651
                                            -------------
             ELECTRICAL EQUIPMENT
     1,200   Siemens AG...................         64,020
                                            -------------
             PHARMACEUTICALS
       100   Gehe AG......................         68,902
                                            -------------
             TOTAL GERMANY................        586,725
                                            -------------
 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------

             HONG KONG (4.6%)
             BANKING
    10,000   Guoco Group Ltd..............  $      47,673
     6,000   Hang Seng Bank Ltd...........         60,464
    13,670   HSBC Holdings PLC............        206,634
                                            -------------
                                                  314,771
                                            -------------
             BUILDING & CONSTRUCTION
    32,000   New World Infrastructure
               Ltd.*......................         68,215
                                            -------------
             BUSINESS SERVICES
   124,000   First Pacific Co. Ltd........        190,641
                                            -------------
             CONGLOMERATES
    40,000   Hutchison Whampoa, Ltd.......        251,673
    20,600   Jardine Matheson Holdings
               Ltd........................        151,410
    19,500   Swire Pacific Ltd. (Class
               A).........................        166,905
    33,000   Wheelock & Company, Ltd......         65,231
                                            -------------
                                                  635,219
                                            -------------
             ELECTRONICS
    24,000   Gold Peak Industries
               (Holdings) Ltd.............         13,566
                                            -------------
             HOTELS
    14,000   Harbour Centre Development...         18,992
                                            -------------
             REAL ESTATE
    33,000   Cheung Kong (Holdings)
               Ltd........................        237,688
    11,000   New World Development Co.
               Ltd........................         51,019
    44,000   Shangri-La Asia Ltd..........         61,678
    11,000   Sun Hung Kai Properties
               Ltd........................        111,205
                                            -------------
                                                  461,590
                                            -------------
             TRANSPORTATION
     7,500   The Guangshen Railway Co.,
               Ltd. (ADR)*................        143,437
                                            -------------
             TOTAL HONG KONG..............      1,846,431
                                            -------------
             INDIA (0.2%)
             BUILDING & CONSTRUCTION
     2,000   Larsen & Toubro Ltd. (GDR)...         37,500
                                            -------------
             METALS & MINING
     1,000   Hindalco Industries Ltd.
               (GDR)* - 144A**............         38,000
                                            -------------
             TOTAL INDIA..................         75,500
                                            -------------
             INDONESIA (0.2%)
             TELECOMMUNICATIONS
     3,000   PT Indosat (ADR).............        100,500
                                            -------------
             ITALY (0.8%)
             CONSUMER PRODUCTS
     1,000   De Rigo SpA (ADR)*...........         22,875
                                            -------------
             ENERGY
     2,500   Ente Nazionale Idrocarburi
               SpA (ADR)..................        125,000
                                            -------------

Global Equity
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             TELECOMMUNICATIONS
    40,000   Telecom Italia Mobile SpA....  $      89,309
    40,000   Telecom Italia SpA...........         85,919
                                            -------------
                                                  175,228
                                            -------------
             TOTAL ITALY..................        323,103
                                            -------------
             JAPAN (34.6%)
             APPAREL
     1,000   Maruco Co., Ltd..............         89,798
                                            -------------
             APPLIANCES & HOUSEHOLD DURABLES
     2,000   Enix Corp....................         62,540
                                            -------------
             AUTO PARTS
     1,000   Autobacs Seven Co............         96,636
                                            -------------
             AUTOMOTIVE
    33,000   Mitsubishi Motors Corp.......        288,814
    11,000   Suzuki Motor Co. Ltd.........        144,407
                                            -------------
                                                  433,221
                                            -------------
             BANKING
    29,000   Asahi Bank, Ltd..............        335,764
    17,000   Sanwa Bank, Ltd..............        314,614
    15,000   Sumitomo Bank................        289,908
    10,000   Sumitomo Trust & Banking.....        136,749
                                            -------------
                                                1,077,035
                                            -------------
             BREWERY
     5,000   Kirin Brewery Co., Ltd.......         61,081
                                            -------------
             BUILDING & CONSTRUCTION
     1,000   Mitsui Home Co., Ltd.........         16,228
    30,000   Nishimatsu Construction
               Co.........................        328,198
    25,000   Sekisui House Ltd............        284,894
                                            -------------
                                                  629,320
                                            -------------
             BUILDING MATERIALS
     6,000   Tostem Corp..................        176,680
                                            -------------
             BUSINESS SERVICES
     1,000   Chuo Warehouse Co............         13,128
    14,000   Dai Nippon Printing Co.
               Ltd........................        270,581
     5,000   Secom Co.....................        330,021
                                            -------------
                                                  613,730
                                            -------------
             CHEMICALS
    43,000   Asahi Chemical Industry Co.
               Ltd........................        306,555
    23,000   Kaneka Corp..................        154,535
    23,000   Nippon Shokubai K.K. Co......        222,263
     2,100   Shin-Etsu Chemical Co........         40,204
                                            -------------
                                                  723,557
                                            -------------
             COMPUTER SERVICES
     1,000   Daiwabo Information Systems
               Co.........................         24,615
                                            -------------
             COMPUTER SOFTWARE
     4,000   Square Co. Ltd...............        234,479
                                            -------------
 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------

             CONSUMER PRODUCTS
    18,000   Kao Corp.....................  $     242,866
                                            -------------
             ELECTRONICS
     1,000   Alpine Electronics Inc.......         18,689
    18,000   Canon, Inc...................        374,145
    12,000   Matsushita Electric
               Industrial
               Co. Ltd....................        223,174
     1,100   Mitsui High-Tec..............         25,672
    10,000   NEC Corp.....................        108,488
     5,000   Nissin Electric..............         41,572
     2,000   Nitto Denko Corp.............         35,190
     4,000   Sony Corp....................        262,923
                                            -------------
                                                1,089,853
                                            -------------
             ELECTRONICS - SEMICONDUCTORS/COMPONENTS
     2,000   Kyocera Corp.................        141,307
     6,000   Rohm Co., Ltd................        396,025
    10,000   Ryoyo Electro Corp...........        215,152
                                            -------------
                                                  752,484
                                            -------------
             ENGINEERING & CONSTRUCTION
     8,000   Kajima Corp..................         82,414
                                            -------------
             FINANCIAL SERVICES
    28,000   New Japan Securities Co.,
               Ltd.*......................        170,262
    11,000   Nomura Securities Co. Ltd....        214,605
     7,000   Orix Corp....................        259,094
     3,000   Promise Co., Ltd.............        147,689
                                            -------------
                                                  791,650
                                            -------------
             FOODS
     1,100   Stamina Foods................         10,530
                                            -------------
             FOREST PRODUCTS, PAPER & PACKAGING
     2,000   Daishowa Paper Manufacturing
               Co. Ltd.*..................         15,407
                                            -------------
             FURNITURE
     4,000   Itoki Crebio Corp............         36,138
                                            -------------
             INSURANCE
    17,000   Dai-Tokyo Fire & Marine
               Insurance Co. Ltd..........        127,860
    24,000   Tokio Marine & Fire Insurance
               Co.........................        319,446
                                            -------------
                                                  447,306
                                            -------------
             INTERNATIONAL TRADE
     5,000   Mitsubishi Corp..............         65,639
    42,000   Mitsui & Co..................        380,217
                                            -------------
                                                  445,856
                                            -------------
             LEISURE
     3,000   Nintendo Corp., Ltd..........        223,174
                                            -------------
             MACHINE TOOLS
    25,480   Asahi Diamond Industries Co.
               Ltd........................        332,176
                                            -------------

Global Equity
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             MACHINERY
     2,000   Aichi Corp...................  $      21,515
     5,000   Daifuku Co. Ltd..............         76,579
     6,000   Daikin Industries Ltd........         65,639
    29,000   Komatsu Ltd..................        285,532
     2,000   Mabuchi Motor Co.............        127,268
    15,000   Minebea Co., Ltd.............        125,946
    39,000   Mitsubishi Heavy Industries,
               Ltd........................        338,837
     4,000   Nippon Thompson Co...........         34,461
     2,200   Nitto Electric Works.........         36,302
     7,000   NSK Ltd......................         52,904
                                            -------------
                                                1,164,983
                                            -------------
             MANUFACTURING
     2,000   Bridgestone Metalpha Corp....         28,626
    32,000   Hitachi Cable................        267,809
     5,000   Nippon Electric Glass Co.,
               Ltd........................         85,240
                                            -------------
                                                  381,675
                                            -------------
             METALS & MINING
    72,000   Nippon Steel Co..............        246,805
                                            -------------
             NATURAL GAS
    11,000   Osaka Gas Co.................         40,213
                                            -------------
             PHARMACEUTICALS
    19,600   Eisai Co. Ltd................        369,879
     4,000   Terumo.......................         50,688
                                            -------------
                                                  420,567
                                            -------------
             REAL ESTATE
     4,000   Cesar Co.....................         39,748
     2,000   Chubu Sekiwa Real Estate,
               Ltd........................         32,273
     8,000   Mitsui Fudosan Co............        107,941
    34,000   Sumitomo Realty &
               Development................        268,739
                                            -------------
                                                  448,701
                                            -------------
             RESTAURANTS
        15   Yoshinoya D & C Company
               Ltd........................        202,389
                                            -------------
             RETAIL
     3,000   Aoyama Trading Co., Ltd......         78,494
     2,000   Circle K Japan Co. Ltd.......        103,565
     1,000   Honma Golf Co. Ltd...........         28,535
    15,000   Izumiya Co. Ltd..............        300,848
     7,000   Jusco Co.....................        229,100
     1,000   Sundrug Co., Ltd.............         44,124
                                            -------------
                                                  784,666
                                            -------------
             STEEL & IRON
   113,000   NKK Corp.*...................        342,018
                                            -------------
             TELECOMMUNICATIONS
        40   DDI Corp.....................        348,619
         9   Nippon Telegraph &
               Telephone..................         66,624
                                            -------------
                                                  415,243
                                            -------------
 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------

             TEXTILES - APPAREL
    13,000   Kuraray Co. Ltd..............  $     145,774
     4,000   Tokyo Style..................         69,651
                                            -------------
                                                  215,425
                                            -------------
             TRANSPORTATION
        12   East Japan Railway Co........         62,905
    33,000   Nippon Yusen Kabushiki
               Kaish......................        190,738
    27,000   Yamato Transport Co. Ltd.....        317,531
                                            -------------
                                                  571,174
                                            -------------
             TOTAL JAPAN..................     13,926,405
                                            -------------
             MALAYSIA (2.8%)
             BANKING
    52,000   DCB Holdings Berhad..........        178,268
    14,000   Malayan Banking Berhad.......        134,723
    17,000   Public Bank Berhad...........         47,033
                                            -------------
                                                  360,024
                                            -------------
             BUILDING & CONSTRUCTION
    32,000   United Engineers Malaysia
               Berhad.....................        221,973
                                            -------------
             ENTERTAINMENT
    10,000   Genting Berhad...............         78,188
                                            -------------
             LEISURE
    10,000   Berjaya Sports Toto Berhad...         33,079
                                            -------------
             MACHINERY
    12,000   UMW Holdings Berhad..........         42,823
                                            -------------
             NATURAL GAS
    20,000   Petronas Gas Berhad..........         85,806
                                            -------------
             REAL ESTATE
    10,000   Land & General Berhad........         24,659
                                            -------------
             TELECOMMUNICATIONS
    44,000   Technology Resources
               Industries Berhad*.........        153,488
     3,000   Telekom Malaysia Berhad......         26,704
                                            -------------
                                                  180,192
                                            -------------
             TOBACCO
    15,000   RJ Reynolds Berhad...........         44,206
                                            -------------
             UTILITIES - ELECTRIC
    15,000   Tenaga Nasional Berhad.......         63,152
                                            -------------
             TOTAL MALAYSIA...............      1,134,102
                                            -------------
             MEXICO (1.8%)
             AUTOMOTIVE
     9,000   Sanluis Corporacion S.A. de
               C.V........................         55,078
                                            -------------
             BANKING
    15,000   Grupo Financiero Banamex
               Accival S.A. de C.V. (B
               Shares)*...................         31,258
       450   Grupo Financiero Banamex
               Accival S.A. de C.V.
               (Series L)*................            854
    70,000   Grupo Financiero Bancomer
               S.A. de C.V. (B Shares)*...         30,467
                                            -------------
                                                   62,579
                                            -------------

Global Equity
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             BUILDING & CONSTRUCTION
    16,000   Corporacion GEO S.A. de C.V.
               (Series B)*................  $      71,327
     4,000   Empresas ICA Sociedad
               Controladora S.A. de C.V.
               (ADR)*.....................         55,500
                                            -------------
                                                  126,827
                                            -------------
             BUILDING MATERIALS
    16,000   Apasco S.A. de C.V...........         87,998
       600   Cemex S.A. de C.V. (B
               Shares)....................          2,366
    50,000   Grupo Cementos de Chihuahua
               S.A. de C.V. (B Shares)....         51,306
                                            -------------
                                                  141,670
                                            -------------
             CONGLOMERATES
    34,573   Grupo Industria Alfa S.A. de
               C.V. (A Shares)............        155,492
                                            -------------
             MANUFACTURING
     4,000   Elamax S.A. de C.V.*.........         39,000
                                            -------------
             METALS & MINING
     8,000   Industrias Penoles S.A.......         36,613
     6,100   Tubos de Acero de Mexico S.A.
               de C.V. (ADR)*.............         57,569
                                            -------------
                                                   94,182
                                            -------------
             TRANSPORTATION
     4,500   Transportacion Maritima
               Mexicana S.A. de C.V.
               (Series L) (ADR)...........         33,187
                                            -------------
             TOTAL MEXICO.................        708,015
                                            -------------
             NETHERLANDS (2.3%)
             BANKING
     1,600   ABN-AMRO Holding NV..........         85,773
                                            -------------
             BUILDING MATERIALS
       800   Hunter Douglas NV............         54,544
                                            -------------
             BUSINESS & PUBLIC SERVICES
     1,500   Randstad Holdings NV.........        110,610
                                            -------------
             FURNITURE
     2,000   Ahrend Groep NV..............         90,478
                                            -------------
             INSURANCE
     2,000   Aegon NV.....................         92,000
     3,000   ING Groep NV.................         89,366
                                            -------------
                                                  181,366
                                            -------------
             PUBLISHING
     5,800   Elsevier NV..................         87,915
     5,000   Ver Ned Uitgev Ver Bezit
               NV.........................         77,544
       600   Wegener NV...................         63,522
       600   Wolters Kluwer NV............         68,087
                                            -------------
                                                  297,068
                                            -------------
 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------

             RETAIL
     2,000   Koninklijke Ahold NV.........  $     108,270
                                            -------------
             TOTAL NETHERLANDS............        928,109
                                            -------------
             NORWAY (0.3%)
             INSURANCE
    24,500   UNI Storebrand AS (A
               Shares)*...................        110,023
                                            -------------
             PANAMA (0.3%)
             BANKING
     2,000   Banco Latinoamericano de
               Exportaciones S.A. (E
               Shares)....................        112,500
                                            -------------
             PERU (0.4%)
             METALS & MINING
     7,500   Companhia de Minas
               Buenaventura S.A. (ADR)*...        149,062
                                            -------------
             PHILIPPINES (0.1%)
             TELECOMMUNICATIONS
       900   Philippine Long Distance
               Telephone Co. (ADR)........         52,312
                                            -------------
             PORTUGAL (0.3%)
             TELECOMMUNICATIONS
     4,000   Portugal Telecom S.A.
               (ADR)......................        105,000
                                            -------------
             SINGAPORE (1.7%)
             BANKING
     8,500   Development Bank of
               Singapore, Ltd.............        106,062
    20,000   Overseas Union Bank, Ltd.....        137,540
     5,000   United Overseas Bank, Ltd....         47,855
                                            -------------
                                                  291,457
                                            -------------
             BEVERAGES - SOFT DRINKS
     4,800   Fraser & Neave Ltd...........         49,684
                                            -------------
             MACHINERY - DIVERSIFIED
     7,000   Keppel Corp., Ltd............         58,561
                                            -------------
             PUBLISHING
     4,000   Singapore Press Holdings
               Ltd........................         78,554
                                            -------------
             REAL ESTATE
    25,000   DBS Land Ltd.................         85,785
    14,000   Singapore Land Ltd...........         94,789
                                            -------------
                                                  180,574
                                            -------------
             TRANSPORTATION
     4,000   Singapore Airlines Ltd.......         42,255
                                            -------------
             TOTAL SINGAPORE..............        701,085
                                            -------------
             SOUTH AFRICA (0.1%)
             BREWERY
       500   South  African Breweries Ltd.
               (ADR)......................         14,688
                                            -------------

Global Equity
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             CONGLOMERATES
     2,000   Barlow Ltd. (ADR)............  $      20,800
                                            -------------
             TOTAL SOUTH AFRICA...........         35,488
                                            -------------
             SOUTH KOREA (0.1%)
             UTILITIES - ELECTRIC
     1,500   Korea Electric Power Corp.
               (ADR)......................         36,375
                                            -------------
             SPAIN (1.4%)
             BANKS
     1,600   Banco Bilbao Vizcaya.........         64,774
       400   Banco Popular Espanol S.A....         71,264
                                            -------------
                                                  136,038
                                            -------------
             FINANCIAL SERVICES
     1,000   Corporacion Financiera
               Alba.......................         83,151
                                            -------------
             NATURAL GAS
       500   Gas Natural SDG S.A. (Series
               E).........................        104,914
                                            -------------
             TELECOMMUNICATIONS
     1,800   Telefonica de Espana S.A.
               (ADR)......................         99,225
                                            -------------
             UTILITIES - ELECTRIC
     1,000   Empresa Nacional de
               Electricidad S.A...........         62,324
     7,000   Iberdrola S.A................         71,802
                                            -------------
                                                  134,126
                                            -------------
             TOTAL SPAIN..................        557,454
                                            -------------
             SWEDEN (1.9%)
             AUTOMOTIVE
     4,000   Volvo AB (B Shares)..........         90,912
                                            -------------
             BUSINESS SERVICES
     4,000   Scribona AB (Series "B"
               Free)......................         41,843
     6,000   Securitas AB (Series "B"
               Free)......................        125,530
                                            -------------
                                                  167,373
                                            -------------
             MACHINERY
     4,300   Kalmar Industries AB.........         90,611
                                            -------------
             MEDICAL SUPPLIES
     5,200   Getinge Industrier AB (B
               Shares)....................         97,836
                                            -------------
             PHARMACEUTICALS
     3,000   Astra AB (Series "A" Free)...        132,304
                                            -------------
             RETAIL
     1,200   Hennes & Mauritz AB (B
               Shares)....................        111,081
                                            -------------
             TELECOMMUNICATION EQUIPMENT
     3,200   Ericsson (L.M.) Telephone Co.
               AB (Series "B" Free).......         68,876
                                            -------------
             TOTAL SWEDEN.................        758,993
                                            -------------
             SWITZERLAND (0.8%)
             CONGLOMERATES
        40   ABB AG - Bearer..............         49,418
                                            -------------
 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------

             PHARMACEUTICALS
        60   Ciba-Geigy AG................  $      73,025
        10   Roche Holdings AG............         76,177
       110   Sandoz AG (Series B).........        124,924
                                            -------------
                                                  274,126
                                            -------------
             TOTAL SWITZERLAND............        323,544
                                            -------------
             UNITED KINGDOM (5.4%)
             AEROSPACE & DEFENSE
     4,815   British Aerospace PLC........         72,711
    30,000   Rolls-Royce PLC..............        103,829
     3,600   Smiths Industries PLC........         39,390
                                            -------------
                                                  215,930
                                            -------------
             AUTO PARTS
     8,646   BBA Group PLC................         41,309
                                            -------------
             BANKING
    17,000   Lloyds TSB Group PLC.........         83,110
     4,868   National Westminster Bank
               PLC........................         46,388
                                            -------------
                                                  129,498
                                            -------------
             BREWERY
     3,300   Bass PLC.....................         41,331
     9,100   Guinness PLC.................         66,238
                                            -------------
                                                  107,569
                                            -------------
             BROADCAST MEDIA
    10,000   British Sky Broadcasting
               Group
               PLC........................         68,288
     6,300   Flextech PLC*................         49,084
     8,500   General Cable PLC*...........         25,724
                                            -------------
                                                  143,096
                                            -------------
             BUILDING & CONSTRUCTION
    10,267   Blue Circle Industries PLC...         57,364
                                            -------------
             BUSINESS SERVICES
     8,400   Reuters Holdings PLC.........        101,557
                                            -------------
             CHEMICALS
    16,000   Albright & Wilson PLC........         44,201
                                            -------------
             CONGLOMERATES
     3,600   BTR PLC......................         14,136
                                            -------------
             CONSUMER PRODUCTS
     3,400   Vendome Luxury Group PLC
               (Units)++..................         31,555
                                            -------------
             ENERGY
    22,237   British Petroleum Co. PLC....        194,992
     8,000   Shell Transport & Trading
               Co. PLC....................        117,207
                                            -------------
                                                  312,199
                                            -------------
             FOODS
     6,200   Associated British Foods
               PLC........................         37,239
                                            -------------

Global Equity
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             INSURANCE
     2,440   General Accident PLC.........  $      24,634
    14,493   Prudential Corp. PLC.........         91,322
     6,700   Royal Insurance Holdings
               PLC........................         41,386
                                            -------------
                                                  157,342
                                            -------------
             LEISURE
     6,542   Granada Group PLC............         87,317
     7,572   Tomkins PLC..................         28,439
                                            -------------
                                                  115,756
                                            -------------
             MANUFACTURING
     2,500   IMI PLC......................         13,735
                                            -------------
             NATURAL GAS
    13,000   British Gas PLC..............         36,115
                                            -------------
             PHARMACEUTICALS
     8,212   Glaxo Wellcome PLC...........        110,499
     9,603   Medeva PLC...................         37,558
                                            -------------
                                                  148,057
                                            -------------
             RETAIL
     5,036   Boots Co. PLC................         45,176
     7,500   Next PLC.....................         65,533
                                            -------------
                                                  110,709
                                            -------------
             TELECOMMUNICATIONS
    17,600   British Telecommunications
               PLC........................         94,511
    15,724   Securicor Group PLC (Class
               A).........................         63,813
    15,000   Vodafone Group PLC...........         55,872
                                            -------------
                                                  214,196
                                            -------------
             TRANSPORTATION
     8,520   British Airways PLC..........         73,123
                                            -------------
             UTILITIES
     2,745   Thames Water PLC.............         23,985
     4,000   Yorkshire Water PLC..........         40,973
                                            -------------
                                                   64,958
                                            -------------
             TOTAL UNITED KINGDOM.........      2,169,644
                                            -------------
             UNITED STATES (22.0%)
             AEROSPACE
     3,200   Boeing Co....................        278,800
                                            -------------
             AIRLINES
     4,700   UAL Corp.*...................        252,625
                                            -------------
             AUTOMOTIVE
     4,800   General Motors Corp..........        251,400
                                            -------------
             BEVERAGES - SOFT DRINKS
     6,600   PepsiCo Inc..................        233,475
                                            -------------
             BROKERAGE
     3,650   Merrill Lynch & Co., Inc.....        237,706
                                            -------------
             CHEMICALS
     3,600   Dow Chemical Co..............        273,600
     9,500   Monsanto Co..................        308,750
     7,500   Praxair, Inc.................        316,875
                                            -------------
                                                  899,225
                                            -------------
 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------

             COMPUTERS - PERIPHERAL EQUIPMENT
     5,000   Seagate Technology, Inc.*....  $     225,000
    15,300   Teradyne, Inc.*..............        263,925
                                            -------------
                                                  488,925
                                            -------------
             COMPUTERS - SYSTEMS
     2,800   Hewlett-Packard Co...........        278,950
     4,700   Sun Microsystems, Inc.*......        276,125
                                            -------------
                                                  555,075
                                            -------------
             ELECTRICAL EQUIPMENT
     5,200   Honeywell, Inc...............        283,400
                                            -------------
             ELECTRONICS - SEMICONDUCTORS/COMPONENTS
     5,400   Texas Instruments Inc........        269,325
                                            -------------
             ENTERTAINMENT
     9,000   Carnival Corp. (Class A).....        259,875
                                            -------------
             FINANCIAL - MISCELLANEOUS
     7,600   Federal National Mortgage
               Assoc......................        254,600
     4,300   Golden West Financial
               Corp.......................        240,800
                                            -------------
                                                  495,400
                                            -------------
             FOODS
     3,800   General Mills, Inc...........        207,100
                                            -------------
             HOUSEHOLD PRODUCTS
     2,700   Colgate-Palmolive Co.........        228,825
                                            -------------
             MEDICAL PRODUCTS & SUPPLIES
     3,900   Medtronic, Inc...............        218,400
                                            -------------
             NATURAL GAS
    10,100   Pacific Enterprises..........        299,212
                                            -------------
             OIL INTEGRATED - INTERNATIONAL
     4,600   Chevron Corp.................        271,400
     3,200   Exxon Corp...................        278,000
     2,400   Mobil Corp...................        269,100
                                            -------------
                                                  818,500
                                            -------------
             PHARMACEUTICALS
     4,000   American Home Products
               Corp.......................        240,500
     4,400   Johnson & Johnson............        217,800
                                            -------------
                                                  458,300
                                            -------------
             RESTAURANTS
     5,500   McDonald's Corp..............        257,125
                                            -------------
             RETAIL - SPECIALTY
    13,200   Price/Costco, Inc.*..........        282,150
                                            -------------
             RETAIL - SPECIALTY APPAREL
     7,900   Gap, Inc.....................        253,788
                                            -------------
             SEMICONDUCTORS
     3,900   Intel Corp...................        286,163
                                            -------------

Global Equity
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                       VALUE
-----------                                -------------
             SHOES
     2,700   Nike, Inc. (Class B)........  $     277,425
                                           -------------
             TOBACCO
     2,200   Philip Morris Companies,
               Inc.......................        228,800
                                           -------------
             TRANSPORTATION
     3,800   Conrail, Inc................        252,225
                                           -------------
             UTILITIES - ELECTRIC
     9,000   CINergy Corp................        288,000
                                           -------------
             TOTAL UNITED STATES.........      8,861,244
                                           -------------
             VENEZUELA (0.1%)
             STEEL & IRON
    10,000   Siderurgica Venezolana
               Sivens S.A. de C.V. (ADR)
               -- 144A**.................         31,000
                                           -------------
             TOTAL COMMON AND PREFERRED
               STOCKS (IDENTIFIED COST
               $34,682,827)..............     36,762,272
                                           -------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)                                     VALUE
-----------                                -------------
             SHORT-TERM INVESTMENTS (10.3%)
             U.S. GOVERNMENT AGENCY (a) (6.2%)
    $2,500   Federal Home Loan Mortgage
               Corp. 5.25% due
               07/02/96..................  $   2,499,635
                                           -------------
             REPURCHASE AGREEMENT (4.1%)
     1,627   The Bank of New York 5.125%
               due 07/01/96 (dated
               06/28/96; proceeds
               $1,627,278; collateralized
               by $1,626,530 U.S.
               Treasury Note 6.00% due
               08/31/97 valued at
               $1,659,115) (Identified
               Cost $1,626,583)..........      1,626,583
                                           -------------
             TOTAL SHORT-TERM INVESTMENTS
               (IDENTIFIED COST
               $4,126,218)...............      4,126,218
                                           -------------
TOTAL INVESTMENTS (IDENTIFIED
  COST $38,809,045) (B).......      101.6 %    40,888,490
LIABILITIES IN EXCESS OF OTHER
  ASSETS......................       (1.6)       (651,783)
                                ----------  -------------
NET ASSETS....................      100.0 % $  40,236,707
                                ----------  -------------
                                ----------  -------------

----------------
 ADR   AMERICAN DEPOSITORY RECEIPT.
 GDR   GLOBAL DEPOSITORY RECEIPT.
  *    NON-INCOME PRODUCING SECURITY.
 **    RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
 ++ CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; GENERALLY STOCKS WITH ATTACHED WARRANTS.
 (A) SECURITY WAS PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
 (B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST. THE AGGREGATE GROSS UNREALIZED APPRECIATION WAS $2,701,427 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION WAS $621,982, RESULTING IN NET UNREALIZED APPRECIATION OF $2,079,445.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 1996:

CONTRACTS                IN
    TO                EXCHANGE           DELIVERY            UNREALIZED
 RECEIVE                FOR                DATE             DEPRECIATION
----------           ----------          --------          --------------
Y 33,814,891         $ 309,377           07/02/96          $      (1,100 )
Y 3,434,538          $  31,366           07/03/96                    (54 )
L   179,899          $ 279,562           07/05/96                   (360 )
                                                                 -------
                     Total unrealized depreciation...............$(1,514)
                                                                 -------
                                                                 -------

                       SEE NOTES TO FINANCIAL STATEMENTS

Global Equity
Summary of Investments
JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                PERCENT OF
INDUSTRY                            VALUE       NET ASSETS
-------------------------------  ------------  -------------
Aerospace......................  $    278,800          0.7%
Aerospace & Defense............       215,930          0.5
Airlines.......................       252,625          0.6
Apparel........................       305,568          0.8
Appliances & Household
 Durables......................       129,255          0.3
Auto Parts.....................       137,945          0.4
Automotive.....................     1,031,148          2.6
Banking........................     2,496,203          6.2
Banks..........................       198,163          0.5
Beverages - Soft Drinks........       338,284          0.8
Brewery........................       223,313          0.6
Broadcast Media................       200,161          0.5
Brokerage......................       237,706          0.6
Building & Construction........     1,141,199          2.8
Building Materials.............       483,860          1.2
Business & Public Services.....       132,931          0.3
Business Services..............     1,290,841          3.2
Chemicals......................     1,751,634          4.4
Computer Services..............        24,615          0.1
Computer Software..............       234,479          0.6
Computers - Peripheral Equip-
 ment..........................       488,925          1.2
Computers - Systems............       555,075          1.4
Conglomerates..................       875,065          2.2
Consumer Products..............       297,296          0.8
Electrical Equipment...........       347,420          0.9
Electronics....................     1,103,419          2.8
Electronics - Semiconduc-
 tors/Components...............     1,021,809          2.5
Energy.........................       700,243          1.7
Engineering & Construction.....        82,414          0.2
Entertainment..................       338,063          0.8
Financial - Miscellaneous......       495,400          1.2
Financial Services.............       953,401          2.4
Foods..........................       254,869          0.6
Foods & Beverages..............       130,330          0.3
Forest Products, Paper &
 Packaging.....................       152,407          0.4

                                                PERCENT OF
INDUSTRY                            VALUE       NET ASSETS
-------------------------------  ------------  -------------
Furniture......................  $    126,616          0.3%
Hotels.........................        18,992          0.0
Household Products.............       228,825          0.6
Insurance......................       923,279          2.3
International Trade............       445,856          1.1
Leisure........................       372,009          0.9
Machine Tools..................       332,176          0.8
Machinery......................     1,298,417          3.2
Machinery - Diversified........        58,561          0.1
Manufacturing..................       533,410          1.3
Medical Products & Supplies....       218,400          0.6
Medical Supplies...............        97,836          0.2
Metals & Mining................       748,899          1.9
Natural Gas....................       566,260          1.4
Oil Integrated -
 International.................       818,500          2.0
Pharmaceuticals................     1,580,884          3.9
Publishing.....................       375,622          0.9
Real Estate....................     1,115,524          2.8
Repurchase Agreement...........     1,626,583          4.1
Restaurants....................       459,514          1.1
Retail.........................     1,472,218          3.7
Retail - Specialty.............       282,150          0.7
Retail - Specialty Apparel.....       253,788          0.6
Semiconductors.................       286,163          0.7
Shoes..........................       277,425          0.7
Steel..........................        92,812          0.2
Steel & Iron...................       437,518          1.1
Supermarkets...................        81,250          0.2
Telecommunication Equipment....        68,876          0.2
Telecommunications.............     1,843,808          4.6
Textiles - Apparel.............       215,425          0.5
Tobacco........................       273,006          0.7
Transportation.................     1,194,434          3.0
U.S. Government Agency.........     2,499,635          6.2
Utilities......................        64,958          0.2
Utilities - Electric...........       698,065          1.7
                                 ------------        -----
                                 $ 40,888,490        101.6%
                                 ------------        -----
                                 ------------        -----

----------------------------------------------------------------

                                                                                                               PERCENT OF
TYPE OF INVESTMENT                                                                                 VALUE       NET ASSETS
----------------------------------------------------------------------------------------------  ------------  -------------
Common Stocks.................................................................................  $ 36,673,408         91.1%
Preferred Stocks..............................................................................        88,864          0.2
Short-Term Investments........................................................................     4,126,218         10.3
                                                                                                ------------        -----
                                                                                                $ 40,888,490        101.6%
                                                                                                ------------        -----
                                                                                                ------------        -----

                       SEE NOTES TO FINANCIAL STATEMENTS

Developing Growth
Portfolio of Investments JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             COMMON STOCKS (91.7%)
             AEROSPACE (0.4%)
    10,000   Orbital Sciences Corp.*......  $     162,500
                                            -------------
             BIOTECHNOLOGY (1.9%)
    10,400   Creative Biomolecules,
               Inc.*......................         87,100
     3,100   Genetics Institute, Inc.*....        194,525
     5,900   Genzyme Corp. General
               Division*..................        296,475
     7,000   SangStat Medical Corp.*......        118,125
     2,200   Teva Pharmaceutical
               Industries Ltd. (ADR)
               (Israel)...................         83,325
                                            -------------
                                                  779,550
                                            -------------
             BROADCAST MEDIA (2.4%)
     5,000   American Radio Systems
               Corp.*.....................        215,000
     7,000   Jacor Communications, Inc....        216,125
     5,150   Lin Television Corp.*........        182,825
    10,000   Mecklermedia Corp............        202,500
     5,500   SFX Broadcasting, Inc. (Class
               A)*........................        211,750
                                            -------------
                                                1,028,200
                                            -------------
             BUILDING MATERIALS (0.5%)
    10,050   Watsco, Inc..................        211,050
                                            -------------
             BUSINESS EQUIPMENT (0.4%)
     4,800   Checkpoint Systems, Inc.*....        165,000
                                            -------------
             BUSINESS SERVICES (4.3%)
     9,800   CFI Proservices, Inc.*.......        242,550
     8,900   Compuserve Corp.*............        186,900
     6,000   Gartner Group, Inc. (Class
               A)*........................        219,750
     4,000   Reynolds & Reynolds Co.
               (Class A)..................        213,000
     6,000   Saville Systems Ireland PLC
               (ADR)* (Ireland)...........        166,500
     4,200   Sykes Enterprises, Inc.*.....        206,850
     9,825   TCSI Corp....................        233,344
     7,999   Transaction Network Services,
               Inc.*......................        171,978
     9,200   Vanstar Corp.................        154,100
                                            -------------
                                                1,794,972
                                            -------------
             BUSINESS SYSTEMS (2.0%)
     6,750   American Management Systems,
               Inc.*......................        197,437
    10,200   Cellular Technical Services
               Co.*.......................        178,500
     4,600   CSG Systems International,
               Inc.*......................        116,150
     7,400   DecisionOne Corp.*...........        175,750
     5,950   ITI Technologies, Inc........        194,119
                                            -------------
                                                  861,956
                                            -------------
             CHEMICALS (0.2%)
     4,550   Hanna (M.A.) Co..............         94,981
                                            -------------
             COMMERCIAL SERVICES (6.0%)
     4,850   Analysts International
               Corp.......................        197,637
     4,800   APAC Teleservices, Inc.*.....        170,400

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
     8,100   Barnett, Inc.*...............  $     228,825
     6,800   Career Horizons, Inc.*.......        238,000
     4,200   Danka Business Systems PLC
               (ADR) (United Kingdom).....        121,800
     2,000   DeVRY, Inc.*.................         90,000
     3,110   IntelliQuest Information
               Group, Inc.*...............        101,852
    13,300   Iron Mountain, Inc.*.........        269,325
     9,600   Metromail Corp.*.............        214,800
    12,500   Metromedia International
               Group
               Inc.*......................        153,125
     4,750   On Assignment, Inc.*.........        171,000
    11,700   Protection One, Inc.*........        191,587
     5,000   Sitel Corp.*.................        207,500
     4,350   Sylvan Learning Systems,
               Inc.*......................        164,212
                                            -------------
                                                2,520,063
                                            -------------
             COMMUNICATIONS - EQUIPMENT/MANUFACTURERS
               (1.6%)
     3,255   Andrew Corp.*................        175,770
     6,610   Boston Technology, Inc.*.....        111,544
     5,750   Comverse Technology, Inc.*...        175,375
     3,380   Premisys Communications,
               Inc.*......................        206,180
                                            -------------
                                                  668,869
                                            -------------
             COMMUNICATIONS EQUIPMENT (1.9%)
     3,020   Adtran, Inc.*................        213,665
     3,300   Cascade Communications
               Corp.*.....................        224,400
     2,800   Newbridge   Networks   Corp.*
               (Canada)...................        183,400
     2,220   U.S. Robotics Corp.*.........        189,255
                                            -------------
                                                  810,720
                                            -------------
             COMPUTER EQUIPMENT (4.1%)
     8,280   3D Systems Corp.*............        180,090
     3,800   ACT Networks, Inc.*..........        122,550
     3,800   Aspect Telecommunications
               Corp.*.....................        188,100
    19,000   Caere Corp.*.................        216,125
     7,700   DSC Communications Corp.*....        231,000
     3,700   Glenayre Technologies,
               Inc.*......................        184,537
     4,820   Picturetel Corp.*............        189,787
    17,500   Proxima Corp.*...............        207,812
     3,300   Tellabs, Inc.*...............        220,275
                                            -------------
                                                1,740,276
                                            -------------
             COMPUTER SERVICES (3.0%)
    14,250   Boston Communications  Group,
               Inc.*......................        231,562
     9,950   Dendrite International,
               Inc.*......................        340,787
     6,700   DST Systems, Inc.*...........        214,400
     5,000   First USA Paymentech,
               Inc.*......................        200,000
     6,900   Network General Corp.........        146,625
     4,110   Sterling Commerce, Inc.*.....        152,584
                                            -------------
                                                1,285,958
                                            -------------

Developing Growth
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             COMPUTER SOFTWARE (5.3%)
     5,300   Business Objects S.A. (ADR)*
               (France)...................  $     213,325
     9,800   Ciber, Inc.*.................        208,250
    24,000   FTP Software, Inc.*..........        192,000
     4,200   I2 Technologies, Inc.*.......        179,550
     5,220   Integrated Systems, Inc.*....        204,885
     4,875   Macromedia, Inc.*............        106,641
     7,000   MetaTools, Inc.*.............        162,750
     3,000   PeopleSoft, Inc.*............        213,000
     4,000   Renaissance Solutions
               Inc.*......................        110,000
     2,200   Security Dynamics
               Technologies, Inc.*........        180,400
     2,800   Shiva Corp.*.................        223,300
     3,400   Transaction Systems
               Architects, Inc. (Class
               A).........................        227,800
                                            -------------
                                                2,221,901
                                            -------------
             COMPUTER SOFTWARE & SERVICES (4.2%)
     5,000   Aspect Development, Inc.*....        125,000
       700   Check Point Software
               Technologies Ltd.*
               (Israel)...................         16,800
    10,000   Checkfree Corp.*.............        198,750
     4,300   Clarify, Inc.*...............        210,700
     5,500   Geoworks*....................        189,750
     3,340   Legato Systems, Inc.*........        179,525
     3,200   Netscape Communications
               Corp.*.....................        199,200
     7,100   Raptor Systems, Inc.*........        186,375
     4,000   Sapient Corp.*...............        165,000
     6,000   Segue Software, Inc.*........        172,500
    25,740   Silicon Valley Research
               Inc.*......................        148,005
                                            -------------
                                                1,791,605
                                            -------------
             COMPUTERS (0.2%)
     4,100   Lumisys, Inc.*...............         64,575
                                            -------------
             CONSUMER SERVICES (1.4%)
     5,375   CUC International, Inc.*.....        190,812
     7,000   Gemstar International Group
               Ltd. (Hong Kong)...........        204,750
     6,400   Thermolase Corp.*............        174,400
                                            -------------
                                                  569,962
                                            -------------
             ELECTRONIC COMPONENTS (0.4%)
     4,100   Teltrend, Inc.*..............        158,875
                                            -------------
             ELECTRONICS (1.9%)
     6,000   Dynatech Corp................        195,000
     9,800   Etec Systems, Inc............        215,600
     9,700   Ortel Corp.*.................        232,800
     8,400   Trimble Navigation Ltd.......        159,600
                                            -------------
                                                  803,000
                                            -------------
 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------

             ENTERTAINMENT & LEISURE TIME (1.4%)
    10,030   Cannondale Corp.*............  $     198,092
     7,930   Cinar  Films, Inc. (Class B)*
               (Canada)...................        170,495
     9,000   Primadonna Resorts, Inc......        207,000
                                            -------------
                                                  575,587
                                            -------------
             ENVIRONMENTAL CONTROL (1.4%)
    21,270   Philip  Environmental,  Inc.*
               (Canada)...................        167,501
     5,900   U.S. Filter Corp.*...........        205,025
     7,000   United Waste Systems,
               Inc.*......................        222,250
                                            -------------
                                                  594,776
                                            -------------
             FINANCIAL - MISCELLANEOUS (0.4%)
     3,000   First USA, Inc...............        165,000
                                            -------------
             FINANCIAL SERVICES (2.3%)
     7,400   Envoy Corp.*.................        214,600
     3,300   Finova Group Inc.............        160,875
     6,500   GreenPoint Financial Corp....        183,625
    10,000   People's Bank................        222,500
    27,000   World Acceptance Corp........        195,750
                                            -------------
                                                  977,350
                                            -------------
             FOREST PRODUCTS, PAPER & PACKAGING (0.5%)
     7,260   Buckeye Cellulose Corp.......        200,557
                                            -------------
             HEALTH EQUIPMENT & SERVICES (0.5%)
     4,700   Access Health Marketing,
               Inc........................        222,075
                                            -------------
             HEALTHCARE PRODUCTS & SERVICES (0.4%)
     2,150   Medic Computer Systems,
               Inc.*......................        174,150
                                            -------------
             HEALTHCARE SERVICES (0.5%)
     1,460   Healthsouth Corp.*...........         52,560
     5,000   Vivra, Inc.*.................        164,375
                                            -------------
                                                  216,935
                                            -------------
             HOSPITAL MANAGEMENT (2.6%)
     8,400   American Oncology Resources,
               Inc.*......................        180,600
    11,100   Mariner Health Group,
               Inc.*......................        203,962
     7,700   Orthodontic Centers of
               America,
               Inc.*......................        200,200
     8,200   Sunrise Assisted Living,
               Inc.*......................        196,800
     5,000   Total Renal Care Holdings,
               Inc.*......................        211,250
     4,800   Veterinary Centers of
               America,
               Inc.*......................        105,000
                                            -------------
                                                1,097,812
                                            -------------
             HOTELS/MOTELS (1.5%)
     3,140   HFS, Inc.*...................        219,800
    13,900   Red Roof Inns Inc.*..........        196,338
    11,100   Renaissance Hotel Group NV*
               (Hong Kong)................        235,875
                                            -------------
                                                  652,013
                                            -------------

Developing Growth
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             INSURANCE (2.3%)
     8,700   American Travellers Corp.*...  $     199,013
     4,700   CRA Managed Care, Inc.*......        210,325
     7,200   Delphi Financial Group, Inc.
               (Class A)*.................        190,800
     9,000   Inphynet Medical Management,
               Inc.*......................        168,750
     5,000   United Dental Care, Inc.*....        205,000
                                            -------------
                                                  973,888
                                            -------------
             LEISURE (0.5%)
    13,000   GT Bicycles, Inc.*...........        211,250
                                            -------------
             MANUFACTURING (0.9%)
     9,700   NN Ball & Roller, Inc........        194,000
     6,100   Waters Corp.*................        201,300
                                            -------------
                                                  395,300
                                            -------------
             MEDICAL PRODUCTS & SUPPLIES (2.9%)
     3,510   Boston Scientific Corp.*.....        157,950
     5,235   Clintrials Research, Inc.*...        214,635
     2,100   Guidant Corp.................        103,425
     4,700   Heartport, Inc.*.............        141,000
     6,800   Spine-Tech, Inc.*............        192,100
    14,420   Staar Surgical Co.*..........        221,708
    10,000   TECNOL Medical Products,
               Inc........................        188,750
                                            -------------
                                                1,219,568
                                            -------------
             MEDICAL SERVICES (0.4%)
     6,390   Physician Sales & Service,
               Inc.*......................        154,958
                                            -------------
             MEDICAL SOFTWARE/SERVICES (0.5%)
     8,200   Amisys Managed Care
               Systems*...................        212,175
                                            -------------
             METALS & MINING (0.7%)
    10,000   Olympic Steel, Inc.*.........        277,500
                                            -------------
             OFFICE EQUIPMENT & SUPPLIES (1.4%)
     5,000   Corporate Express, Inc.*.....        200,000
     4,700   Daisytek International
               Corp.*.....................        192,700
     6,900   Viking Office Products,
               Inc.*......................        215,625
                                            -------------
                                                  608,325
                                            -------------
             OIL & GAS DRILLING (0.4%)
    16,100   Marine Drilling Company,
               Inc.*......................        161,000
                                            -------------
             OIL & GAS EXPLORATION - CANADIAN (0.5%)
     4,200   Triton Energy Ltd............        204,226
                                            -------------
             OIL & GAS PRODUCTS (0.3%)
     4,200   ENSCO International, Inc.*...        136,500
                                            -------------
             OIL DRILLING & SERVICES (2.8%)
     6,540   Global Industries Ltd.*......        194,565
    11,510   Global Marine, Inc.*.........        159,701
     3,550   Input/Output, Inc.*..........        114,931
    11,000   Noble Drilling Corp.*........        152,625
     5,000   Smith International, Inc.*...        150,625
    11,000   Stone Energy Corp.*..........        220,000
     3,000   Western Atlas, Inc.*.........        174,750
                                            -------------
                                                1,167,197
                                            -------------
 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             OIL INTEGRATED - INTERNATIONAL (0.5%)
     2,370   Chesapeake Energy Corp.*.....  $     213,004
                                            -------------
             PHARMACEUTICALS (4.0%)
     4,500   Agouron Pharmaceutical,
               Inc.*......................        174,375
     9,600   Alliance Pharmaceutical
               Corp.*.....................        157,200
     3,640   Biochem Pharma, Inc.*........        136,045
     8,400   Depotech Corp.*..............        207,900
     2,670   Dura-Pharmaceuticals,
               Inc.*......................        149,520
     5,250   Jones Medical Industries,
               Inc........................        172,594
    29,100   La Jolla Pharmaceutical
               Co.*.......................        156,413
    11,600   PathoGenesis Corp.*..........        178,350
    10,500   Sequus Pharmaceuticals,
               Inc.*......................        208,688
     5,400   Vertex Pharmaceuticals,
               Inc.*......................        163,350
                                            -------------
                                                1,704,435
                                            -------------
             POLLUTION CONTROL (0.4%)
     4,500   Memtec Ltd. (ADR)
               (Australia)................        163,125
                                            -------------
             RESTAURANTS (0.4%)
     5,000   BAB Holdings, Inc.*..........         52,500
     4,600   Daka International, Inc.*....        106,950
                                            -------------
                                                  159,450
                                            -------------
             RETAIL (9.4%)
     4,860   Bed, Bath & Beyond, Inc.*....        128,183
     3,380   Blyth Industries, Inc.*......        153,368
     5,500   Borders Group, Inc.*.........        177,375
     5,200   Consolidated Stores Corp.....        191,100
    13,800   Damark International,
               Inc.*......................        193,200
     5,000   Dollar Tree Stores, Inc.*....        158,750
     2,500   Empire of Carolina Inc.*.....         30,000
     7,800   Friedman's, Inc. (Class
               A)*........................        198,900
     7,250   Galoob (Lewis) Toys, Inc.*...        204,813
     2,970   Gucci Group NV (Italy).......        191,565
     6,000   Gymboree Corp. (The).........        181,500
     8,500   Marks Bros. Jewelers, Inc....        191,250
     5,800   Men's Wearhouse, Inc.
               (The)*.....................        187,050
     7,500   Pacific Sunwear of
               California, Inc.*..........        176,250
     4,600   PetSmart, Inc.*..............        217,350
     5,700   Proffitt's, Inc.*............        202,350
     7,150   Rexall Sundown, Inc.*........        193,050
    20,000   Sports & Recreation, Inc.....        182,500
     9,750   Staples, Inc.*...............        188,906
    11,500   Stein Mart, Inc.*............        209,875
     6,500   The Sports Authority, Inc....        212,875
     6,200   Williams-Sonoma Inc.*........        145,700
                                            -------------
                                                3,915,910
                                            -------------
             SEMICONDUCTORS (0.7%)
     8,050   International Rectifier
               Corp.*.....................        129,806
     9,000   Triquint Semiconductor,
               Inc.*......................        184,500
                                            -------------
                                                  314,306
                                            -------------

Developing Growth
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                        VALUE
-----------                                 -------------
             SHOES (0.9%)
     6,500   Reebok International Ltd.
               (United Kingdom)...........  $     218,563
     5,100   Wolverine World Wide, Inc....        165,750
                                            -------------
                                                  384,313
                                            -------------
             TELECOMMUNICATIONS (3.4%)
    10,400   Arch Communications Group,
               Inc.*......................        191,100
     5,725   CommNet Cellular, Inc.*......        171,750
     3,820   Globalstar Telecommunications
               Ltd.* (Bermuda)............        164,260
     8,200   IntelCom Group, Inc.*........        205,000
     8,750   Intercel, Inc.*..............        175,000
     6,200   Intermedia Communications of
               Florida, Inc.*.............        198,400
     6,600   LCI International, Inc.*.....        207,075
    10,300   MobileMedia Corp.*...........        122,313
                                            -------------
                                                1,434,898
                                            -------------
             TEXTILES (1.7%)
     5,600   Designer Holdings Ltd.*......        149,100
     3,800   Jones Apparel Group, Inc.*...        186,675
     9,100   Marisa Christina, Inc.*......        179,725
     6,800   Nautica Enterprises, Inc.*...        195,500
                                            -------------
                                                  711,000
                                            -------------
             TRANSPORTATION (3.1%)
     3,950   Atlas Air, Inc.*.............        227,619
     7,000   Comair Holdings, Inc.........        189,875
     5,900   Fritz Companies, Inc.*.......        188,800
     9,410   Hub Group, Inc.*.............        190,553
     7,100   Landstar Systems, Inc.*......        202,350
     3,800   Midwest Express Holdings,
               Inc.*......................        122,075
    14,000   Offshore Logistics, Inc.*....        194,250
                                            -------------
                                                1,315,522
                                            -------------
             TOTAL COMMON STOCKS
               (IDENTIFIED COST
               $34,477,812)...............     38,648,118
                                            -------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)                                      VALUE
-----------                                 -------------
             SHORT-TERM INVESTMENTS (9.0%)
             U.S. GOVERNMENT AGENCY (a) (8.1%)
     3,400   Federal Home Loan Mortgage
               Corp. 5.52% due 07/01/96...  $   3,400,000
                                            -------------
             REPURCHASE AGREEMENT (0.9%)
       386   The Bank of New York 5.125%
               due 07/01/96 (dated
               06/28/96; proceeds
               $386,275; collateralized by
               $392,145 U.S. Treasury Note
               5.25% due 07/31/98 valued
               at $393,832) (Identified
               Cost $386,110).............        386,110
                                            -------------
             TOTAL SHORT-TERM INVESTMENTS
               (IDENTIFIED COST
               $3,786,110)................      3,786,110
                                            -------------
TOTAL INVESTMENTS (IDENTIFIED
  COST $38,263,922) (B).......      100.6%     42,434,228
LIABILITIES IN EXCESS OF OTHER
  ASSETS......................       (0.6)       (271,321)
                                ----------  -------------
NET ASSETS....................      100.0%  $  42,162,907
                                ----------  -------------
                                ----------  -------------

----------------
ADR  AMERICAN DEPOSITORY RECEIPT.
 *   NON-INCOME PRODUCING SECURITY.
(A) SECURITY WAS PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST. THE AGGREGATE GROSS UNREALIZED APPRECIATION WAS $6,176,215 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION WAS $2,005,909, RESULTING IN NET UNREALIZED APPRECIATION OF $4,170,306.

                       SEE NOTES TO FINANCIAL STATEMENTS

Emerging Markets
Portfolio of Investments JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
   AMOUNT                                     VALUE
-------------                             -------------
               COMMON AND PREFERRED STOCKS, CONVERTIBLE
                 BONDS AND WARRANTS (93.4%)
               ARGENTINA (4.2%)
               BANKS
        920    Banco de Galicia y Buenos
                 Aires S.A. de C.V.
                 (ADR)..................         23,575
      3,045    Banco Frances del Rio de
                 la Plata S.A. (ADR)....         87,544
                                          -------------
                                                111,119
                                          -------------
               FOOD, BEVERAGE, TOBACCO & HOUSEHOLD
                 PRODUCTS
      5,000    Bagley S.A. (Class B)....         12,656
        800    Molinos Rio de la Plata
                 S.A. (Class B)*........          8,404
      2,800    Nobleza Piccardo S.A.....         10,645
                                          -------------
                                                 31,705
                                          -------------
               MULTI-INDUSTRY
     20,990    Perez Companc S.A. (Class
                 B).....................        137,546
                                          -------------
               OIL & GAS
     12,200    Astra Compania Argentina
                 de Petroleo S.A........         28,927
      1,200    Transportadora de Gas del
                 Sur S.A. (ADR).........         14,700
      3,375    Yacimentos Petroliferos
                 Fiscales S.A. (ADR)....         75,937
                                          -------------
                                                119,564
                                          -------------
               REAL ESTATE
      6,500    Inversiones y
                 Representaciones
                 S.A....................         21,785
                                          -------------
               STEEL
        655    Siderar S.A. (A Shares)
                 (ADR)* - 144A**........         13,264
     11,500    Siderca S.A. (Class A)...         15,647
                                          -------------
                                                 28,911
                                          -------------
               TELECOMMUNICATIONS
        590    Telecom Argentina Stet -
                 France Telecom S.A.
                 (ADR)..................         27,656
      1,300    Telefonica de Argentina
                 S.A. (ADR).............         38,512
                                          -------------
                                                 66,168
                                          -------------
               TOTAL ARGENTINA..........        516,798
                                          -------------
               BRAZIL (11.7%)
               BANKING
 11,690,292    Banco Bradesco S.A.
                 (Pref.)................         95,479
     60,000    Banco Itau S.A.
                 (Pref.)................         24,382
                                          -------------
                                                119,861
                                          -------------
               BREWERY
    274,000    Companhia Cervejaria
                 Brahma (Conv.
                 Pref.)*................        163,472
                                          -------------

SHARES/PRINCIPAL
   AMOUNT                                     VALUE
-------------                             -------------

               ELECTRONIC & ELECTRICAL EQUIPMENT
     68,100    Brasmotor S.A. (Pref.)...  $      21,298
                                          -------------
               FOOD, BEVERAGE, TOBACCO & HOUSEHOLD
                 PRODUCTS
  4,800,000    Refrigeracao Parana S.A.
                 (Pref.)................         11,952
                                          -------------
               METALS & MINING
  1,800,000    Companhia Siderurgica
                 Nacional...............         45,896
      2,800    Companhia Vale do Rio
                 Doce S.A. (ADR)........         54,460
                                          -------------
                                                100,356
                                          -------------
               MULTI-INDUSTRY
     63,000    Itausa Investimentos Itau
                 S.A. (Pref.)...........         48,317
                                          -------------
               OIL & GAS
    937,000    Petroleo Brasileiro S.A.
                 (Pref.)................        115,258
                                          -------------
               PAPER & FOREST PRODUCTS
      6,400    Aracruz Celulose S.A.
                 (ADR)..................         60,800
      8,000    Industrias Klabin de
                 Papel e Celulose S.A.
                 (Pref.)................         10,120
                                          -------------
                                                 70,920
                                          -------------
               STEEL & IRON
 20,000,000    Usinas Siderurgicas de
                 Minas Gerais S.A.
                 (Pref.)................         21,116
                                          -------------
               TELECOMMUNICATIONS
      7,250    Telecomunicacoes
                 Brasileiras S.A.
                 (ADR)..................        504,781
     13,285    Telecomunicacoes de Sao
                 Paulo S.A..............          2,342
    310,000    Telecomunicacoes de Sao
                 Paulo S.A. (Pref.)*....         66,384
                                          -------------
                                                573,507
                                          -------------
               TEXTILES
     30,000    Companhia de Tecidos
                 Norte de Minas
                 (Pref.)................         11,832
                                          -------------
               UTILITIES - ELECTRIC
      2,365    Centrais Electricas
                 Brasileiras S.A.
                 (ADR)..................         31,780
    300,000    Centrais Electricas
                 Brasileiras S.A.
                 (Pref.)................         85,757
      2,975    Companhia Energetica de
                 Minas Gerais S.A.
                 (Pref.) (ADR)* -
                 144A**.................         78,094
     40,000    Light Participacoes
                 S.A....................          7,558
                                          -------------
                                                203,189
                                          -------------
               TOTAL BRAZIL.............      1,461,078
                                          -------------

Emerging Markets
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
   AMOUNT                                     VALUE
-------------                             -------------
               CHILE (7.1%)
               BANKS
      2,100    Banco BHIF (ADR).........  $      42,262
                                          -------------
               BUILDING MATERIALS
        960    Maderas y Sinteticos
                 Sociedad Anonima Masisa
                 (ADR)..................         17,040
                                          -------------
               CHEMICALS
        850    Sociedad Quimica y Minera
                 de Chile S.A. (ADR)....         46,112
                                          -------------
               FOOD, BEVERAGE, TOBACCO & HOUSEHOLD
                 PRODUCTS
      1,000    Compania Cervecerias
                 Unidas S.A. (ADR)......         23,250
      2,940    Embotelladora Andina S.A.
                 (ADR)..................        108,045
      1,925    Santa Isabel S.A.
                 (ADR)*.................         53,419
                                          -------------
                                                184,714
                                          -------------
               INVESTMENT COMPANIES
      2,810    Genesis Chile Fund
                 Ltd....................        115,561
     29,850    The Five Arrows Chile
                 Investment Fund Ltd....         85,819
                                          -------------
                                                201,380
                                          -------------
               MULTI-INDUSTRY
      2,150    Madeco S.A. (ADR)........         60,469
                                          -------------
               TELECOMMUNICATIONS
      1,510    Compania de
                 Telecommunicaciones de
                 Chile S.A. (ADR).......        148,169
                                          -------------
               UTILITIES - ELECTRIC
        540    Chilgener S.A. (ADR).....         12,960
      2,800    Empresa Nacional de
                 Electricidad Chile S.A.
                 (ADR)..................         60,200
      3,890    Enersis S.A. (ADR).......        120,590
                                          -------------
                                                193,750
                                          -------------
               TOTAL CHILE..............        893,896
                                          -------------
               COLOMBIA (0.7%)
               BANKING
      5,300    Banco Industrial
                 Colombiano S.A.
                 (ADR)..................         89,437
                                          -------------
               CZECH REPUBLIC (0.4%)
               TOBACCO
        180    Tabak AS.................         44,425
                                          -------------
               GREECE (0.6%)
               BANKING
        750    Ergo Bank S.A............         41,229
                                          -------------
SHARES/PRINCIPAL
   AMOUNT                                     VALUE
-------------                             -------------

               BUILDING & CONSTRUCTION
      2,640    Aegek....................  $      17,525
                                          -------------
               FOOD, BEVERAGE, TOBACCO & HOUSEHOLD
                 PRODUCTS
        480    Hellenic Bottling Co.
                 S.A....................         15,912
                                          -------------
               TOTAL GREECE.............         74,666
                                          -------------
               HONG KONG (3.6%)
               REAL ESTATE
     14,000    Cheung Kong (Holdings)
                 Ltd....................        100,837
                                          -------------
               TELECOMMUNICATIONS
     60,000    Asia Satellite
                 Telecommunications
                 Holdings Ltd...........        177,903
                                          -------------
               TRANSPORTATION
    376,000    The Guangshen Railway
                 Co.,
                 Ltd....................        142,089
      1,760    The Guangshen Railway
                 Co.,
                 Ltd. (ADR)*............         33,660
                                          -------------
                                                175,749
                                          -------------
               TOTAL HONG KONG..........        454,489
                                          -------------
               INDIA (3.1%)
               BUILDING & CONSTRUCTION
      5,300    Larsen & Toubro Ltd.
                 (GDR)..................         98,050
                                          -------------
               FINANCIAL SERVICES
      3,350    Hindalco Industries Ltd.
                 (GDR)*.................        125,625
                                          -------------
               INDUSTRIALS
 $        5K   Reliance Industries, Ltd.
                 3.50% due 11/03/99
                 (Conv.)................          5,113
                                          -------------
               UTILITIES - ELECTRIC
      1,800    BSES Ltd. (GDR)..........         33,750
      7,000    BSES Ltd. (GDR)..........        131,250
                                          -------------
                                                165,000
                                          -------------
               TOTAL INDIA..............        393,788
                                          -------------
               INDONESIA (3.1%)
               BANKING
     42,000    PT Bank Internasional
                 Indonesia..............        207,653
                                          -------------
               FOOD, BEVERAGE, TOBACCO & HOUSEHOLD
                 PRODUCTS
     30,000    PT Gudang Garam..........        128,654
                                          -------------
               TELECOMMUNICATIONS
      1,700    PT Telekomunikasi
                 Indonesia (ADR)........         50,575
                                          -------------
               TOTAL INDONESIA..........        386,882
                                          -------------

Emerging Markets
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
   AMOUNT                                     VALUE
-------------                             -------------
               MALAYSIA (16.4%)
               AUTOMOTIVE
     24,000    Edaran Otomobil Nasional
                 Berhad.................  $     229,992
                                          -------------
               BANKING
     33,000    Commerce Asset Holdings
                 Berhad.................        201,123
     82,000    DCB Holdings Berhad......        281,115
                                          -------------
                                                482,238
                                          -------------
               CONGLOMERATES
     25,000    Gadek Berhad.............        147,354
      7,000    Gadek Berhad
                 (Warrants due
                 12/19/00)*.............         10,129
     97,000    Hicom Holdings Berhad....        276,143
      6,500    Hicom Holdings Berhad
                 (Warrants due
                 12/18/00)*.............          3,093
     18,000    Renong Berhad............         28,725
     20,400    Renong Berhad (ICULS)....          8,180
                                          -------------
                                                473,624
                                          -------------
               ENTERTAINMENT/GAMING & LODGING
     27,000    Genting Berhad...........        211,107
                                          -------------
               PUBLISHING
     44,000    New Straits Times Press
                 Berhad.................        229,350
                                          -------------
               RETAIL
     53,000    Larut Consolidated
                 Berhad.................         76,503
     12,000    Prime Utilities Berhad...         90,457
      3,000    Prime Utilities Berhad
                 (Warrants due
                 03/11/01)*.............          4,980
   MYR    6K   Prime Utilities Berhad
                 1.00% due 03/11/01
                 (Conv.)................          1,636
                                          -------------
                                                173,576
                                          -------------
               TELECOMMUNICATIONS
     28,000    Telekom Malaysia
                 Berhad.................        249,238
                                          -------------
               TOTAL MALAYSIA...........      2,049,125
                                          -------------
               MEXICO (13.6%)
               BUILDING & CONSTRUCTION
      2,980    Empresas ICA Sociedad
                 Controladora S.A. de
                 C.V. (ADR)*............         41,347
                                          -------------
               BUILDING MATERIALS
     10,900    Apasco S.A. de C.V.......         60,380
     35,360    Cemex  S.A.  de  C.V.  (B
                 Shares)................        139,677
                                          -------------
                                                200,057
                                          -------------
               CONGLOMERATES
      8,000    DESC S.A. de C.V. (Series
                 B).....................         43,155
        112    DESC S.A. de C.V. (Series
                 C).....................            583
     26,500    Grupo Carso S.A. de C.V.
                 (Series A1)*...........        188,387
SHARES/PRINCIPAL
   AMOUNT                                     VALUE
-------------                             -------------

     45,700    Grupo Industria Alfa S.A.
                 de C.V. (A Shares).....  $     206,444
                                          -------------
                                                438,569
                                          -------------
               CONSUMER PRODUCTS
      7,150    Kimberly-Clark de Mexico
                 S.A. de C.V. (A
                 Shares)................        130,609
                                          -------------
               FINANCIAL SERVICES
     19,300    Grupo Financiero Inbursa
                 S.A. de C.V. (B
                 Shares)*...............         79,929
                                          -------------
               FOOD, BEVERAGE, TOBACCO & HOUSEHOLD
                 PRODUCTS
        600    Coca Cola FEMSA S.A. de
                 C.V. (ADR).............         17,175
      2,900    Empresas la Moderna S.A.
                 de C.V. (ADR)..........         52,200
     10,000    Fomento Economico
                 Mexicano S.A. de C.V.
                 (B Shares).............         28,752
     11,800    Grupo Industrial Bimbo
                 S.A. de C.V. (Series
                 A).....................         54,627
      1,200    Grupo Industrial Maseca
                 S.A. de C.V............         18,900
      1,400    Panamerican Beverages,
                 Inc. (Class A).........         62,650
                                          -------------
                                                234,304
                                          -------------
               MEDIA GROUP
      3,220    Grupo Televisa S.A.
                 (GDR)..................         99,015
                                          -------------
               RETAIL
     92,700    Cifra S.A. de C.V. (C
                 Shares)*...............        132,289
                                          -------------
               STEEL & IRON
      4,800    Tubos de Acero de Mexico
                 S.A. de C.V. (ADR)*....         45,300
                                          -------------
               TELECOMMUNICATIONS
      8,500    Telefonos de Mexico S.A.
                 de C.V. (Series L)
                 (ADR)..................        284,750
                                          -------------
               TRANSPORTATION
      2,700    Transportacion Maritima
                 Mexicana S.A. de C.V.
                 (Series A) (ADR).......         17,213
                                          -------------
               TOTAL MEXICO.............      1,703,382
                                          -------------
               PAKISTAN (0.6%)
               TELECOMMUNICATIONS
        700    Pakistan
                 Telecommunications
                 Corp. (GDR)*...........         81,200
                                          -------------
               PERU (2.2%)
               BREWERY
     34,731    Cerveceria Backus &
                 Johnston S.A...........         43,911
                                          -------------

Emerging Markets
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
   AMOUNT                                     VALUE
-------------                             -------------
               FINANCIAL SERVICES
      4,182    Banco de Credito del
                 Peru...................  $      83,117
                                          -------------
               METALS & MINING
      1,300    Companhia de Minas
                 Buenaventura S.A.
                 (ADR)*.................         25,838
        544    Companhia de Minas
                 Buenaventura S.A. (B
                 Shares)................          5,342
      4,376    Companhia de Minas
                 Buenaventura S.A. (C
                 Shares)................         39,391
                                          -------------
                                                 70,571
                                          -------------
               TELECOMMUNICATIONS
     37,500    CPT Telefonica del Peru
                 S.A. (B Shares)........         76,105
                                          -------------
               TOTAL PERU...............        273,704
                                          -------------
               PHILIPPINES (3.9%)
               BANKING
      5,800    Philippine National
                 Bank...................         97,074
                                          -------------
               FOOD, BEVERAGE, TOBACCO & HOUSEHOLD
                 PRODUCTS
     45,650    San Miguel Corp. (Class
                 B).....................        158,046
                                          -------------
               UTILITIES - ELECTRIC
     22,700    Manila  Electric  Co.  (B
                 Shares)................        238,810
                                          -------------
               TOTAL PHILIPPINES........        493,930
                                          -------------

               PORTUGAL (2.7%)
               BUILDING & CONSTRUCTION
      1,300    Sociedade de Construcoes
                 Soares de Costa S.A....         11,030
                                          -------------
               BUILDING MATERIALS
      4,200    Cimentos de Portugal
                 S.A....................         87,189
                                          -------------
               FOREST PRODUCTS, PAPER & PACKAGING
      9,000    Portucel Industrial
                 Empresa
                 S.A....................         57,588
                                          -------------
               INVESTMENT COMPANIES
      3,700    Sonae Investimentos
                 Sociedade Gestora de
                 Participacoes Sociais
                 S.A....................         96,070
                                          -------------
               TELECOMMUNICATIONS
      3,400    Portugal Telecom S.A.....         88,780
                                          -------------
               TOTAL PORTUGAL...........        340,657
                                          -------------
               RUSSIA (0.9%)
               OIL & GAS
      1,360    Lukoil Holding Co.
                 (ADR)..................         57,290
                                          -------------
               UTILITIES - ELECTRIC

SHARES/PRINCIPAL
   AMOUNT                                     VALUE
-------------                             -------------
      2,000    Mosenergo (ADR) -
                 144A**.................  $      55,000
                                          -------------
               TOTAL RUSSIA.............        112,290
                                          -------------
               SINGAPORE (0.7%)
               FOOD, BEVERAGE, TOBACCO & HOUSEHOLD
                 PRODUCTS
      3,600    Fraser & Neave Ltd.......         37,263
                                          -------------
               MULTI-INDUSTRY
      6,000    Keppel Corp., Ltd........         50,195
                                          -------------
               TOTAL SINGAPORE..........         87,458
                                          -------------
               SOUTH AFRICA (0.7%)
               METALS & MINING
      5,900    Driefontein Consolidated
                 Ltd. (ADR).............         76,700
        500    Kloof Gold Mining Co.,
                 Ltd. (ADR).............          4,812
        500    Vaal Reefs Exploration &
                 Mining Co., Ltd.
                 (ADR)..................          3,938
                                          -------------
               TOTAL SOUTH AFRICA.......         85,450
                                          -------------
               SOUTH KOREA (5.5%)
               CHEMICALS
        500    L.G. Chemical Ltd.
                 (GDR)..................          8,125
                                          -------------
               ELECTRONIC & ELECTRICAL EQUIPMENT
        141    Samsung Electronics
                 (GDR)..................          7,120
        469    Samsung Electronics (GDR)
                 - 144A**...............         23,685
                                          -------------
                                                 30,805
                                          -------------
               STEEL & IRON
     10,500    Pohang Iron & Steel Co.,
                 Ltd. (ADR).............        255,938
                                          -------------
               UTILITIES - ELECTRIC
     16,100    Korea Electric Power
                 Corp.
                 (ADR)..................        390,425
                                          -------------
               TOTAL SOUTH KOREA........        685,293
                                          -------------
               TAIWAN (4.9%)
               COMPUTERS
      7,000    Acer Inc. (GDR)..........         52,500
                                          -------------
               INVESTMENT COMPANIES
     23,000    ROC Taiwan Fund..........        261,625
     12,100    The Taiwan Index Fund
                 Ltd....................        145,200
                                          -------------
                                                406,825
                                          -------------
               STEEL & IRON
      5,880    China Steel Corp.
                 (GDS)..................        149,940
                                          -------------
               TOTAL TAIWAN.............        609,265
                                          -------------

Emerging Markets
Portfolio of Investments JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
   AMOUNT                                     VALUE
-------------                             -------------
               THAILAND (5.4%)
               BANKING
      9,500    Bangkok Bank PCL.........  $     128,702
 $       45K   Siam Commercial Bank Co.
                 3.25% due 01/24/04
                 (Conv.)................         54,450
     15,900    Thai Farmers Bank,
                 Ltd....................        174,079
                                          -------------
                                                357,231
                                          -------------
               BUILDING & CONSTRUCTION
      2,400    Siam Cement Co., Ltd.....        117,769
                                          -------------
               OIL RELATED
     10,100    PTT Exploration &
                 Production PCL.........        147,968
                                          -------------
               REAL ESTATE
      4,300    Land & House PCL.........         54,190
                                          -------------
               TOTAL THAILAND...........        677,158
                                          -------------
               TURKEY (1.3%)
               BREWERY
    138,000    Ege Biracilik ve Malt
                 Sanayii
                 AS.....................         62,956
                                          -------------
               BUILDING MATERIALS
    175,000    Eczacibasi Yapi Gerecleri
                 Sanayi ve Ticaret AS...         14,903
                                          -------------
SHARES/PRINCIPAL
   AMOUNT                                     VALUE
-------------                             -------------
               METALS & MINING
    460,000    Eregli Demir ve Celik
                 Fabrikalari T.A.S......  $      50,924
    122,000    Koc Holdings AS..........         29,684
                                          -------------
                                                 80,608
                                          -------------
               TELECOMMUNICATIONS
     31,000    Netas Telekomunik........          7,354
                                          -------------
               TOTAL TURKEY.............        165,821
                                          -------------
               VIETNAM (0.1%)
               INVESTMENT COMPANIES
      1,800    Lazard Vietnam Fund
                 Ltd....................         18,000
                                          -------------

TOTAL COMMON AND PREFERRED
  STOCKS, CONVERTIBLE BONDS
  AND WARRANTS (IDENTIFIED
  COST $10,984,923) (A).......       93.4%     11,698,192
CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES.......        6.6         829,247
                                ----------  -------------

NET ASSETS....................      100.0%  $  12,527,439
                                ----------  -------------
                                ----------  -------------

----------------
 ADR   AMERICAN DEPOSITORY RECEIPT.
 GDR   GLOBAL DEPOSITORY RECEIPT.
 GDS   GLOBAL DEPOSITORY SHARES.
  K    IN THOUSANDS.
  *    NON-INCOME PRODUCING SECURITY.
 **    RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
 (A) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST. THE AGGREGATE GROSS UNREALIZED APPRECIATION WAS $957,357 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION WAS $244,088, RESULTING IN NET UNREALIZED APPRECIATION OF $713,269.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 1996:

                             IN                                UNREALIZED
   CONTRACTS              EXCHANGE           DELIVERY          APPRECIATION
  TO RECEIVE                FOR                DATE            (DEPRECIATION)
---------------          ----------          --------          -----------
$         5,829          MYR 14,540          07/01/96               $  (1)
 MYR    524,060          $   209,691         07/02/96                 437
 MYR    190,915          $    76,513         07/04/96                  37
IDR 143,901,615          $    61,840         07/31/96                  27
                                                                    -----
                         Net unrealized appreciation..................$500
                                                                    -----
                                                                    -----
                         SEE NOTES TO FINANCIAL STATEMENTS

Emerging Markets
Summary of Investments
JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     PERCENT OF
INDUSTRY                               VALUE         NET ASSETS
------------------------------      -----------      ----------
Automotive....................      $   229,992           1.8  %
Banking.......................        1,394,721          11.1
Banks.........................          153,381           1.2
Brewery.......................          270,339           2.2
Building & Construction.......          285,722           2.3
Building Materials............          319,188           2.5
Chemicals.....................           54,237           0.4
Computers.....................           52,500           0.4
Conglomerates.................          912,194           7.3
Consumer Products.............          130,609           1.0
Electronic & Electrical
 Equipment....................           52,103           0.4
Entertainment/Gaming &
 Lodging......................          211,107           1.7
Financial Services............          288,671           2.3
Food, Beverage, Tobacco &
 Household Products...........          802,550           6.4
Forest Products, Paper &
 Packaging....................           57,589           0.5
Industrials...................            5,113           0.1

                                                     PERCENT OF
INDUSTRY                               VALUE         NET ASSETS
------------------------------      -----------      ----------
Investment Companies..........      $   722,275           5.8  %
Media Group...................           99,015           0.8
Metals & Mining...............          336,985           2.7
Multi-Industry................          296,527           2.4
Oil & Gas.....................          292,113           2.3
Oil Related...................          147,968           1.2
Paper & Forest Products.......           70,920           0.6
Publishing....................          229,350           1.8
Real Estate...................          176,812           1.4
Retail........................          305,865           2.4
Steel.........................           28,911           0.2
Steel & Iron..................          472,293           3.8
Telecommunications............        1,803,749          14.4
Textiles......................           11,832           0.1
Tobacco.......................           44,425           0.4
Transportation................          192,962           1.5
Utilities - Electric..........        1,246,174          10.0
                                    -----------           ---
                                    $11,698,192          93.4  %
                                    -----------           ---
                                    -----------           ---

----------------------------------------------------------------

                                                    PERCENT OF
TYPE OF INVESTMENT                    VALUE         NET ASSETS
------------------------------      ----------      ----------
Common Stocks.................      $10,865,330         86.7  %
Convertible Bonds.............          61,199           0.5
Convertible Preferred
 Stocks.......................         163,472           1.3
Preferred Stocks..............         589,989           4.7
Warrants......................          18,202           0.2
                                    ----------         -----
                                    $11,698,192         93.4  %
                                    ----------         -----
                                    ----------         -----

                       SEE NOTES TO FINANCIAL STATEMENTS

Dean Witter Select Dimensions Investment Series
Statements of Assets and Liabilities
JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 NORTH
                                                AMERICAN
                                               GOVERNMENT    DIVERSIFIED
                                MONEY MARKET   SECURITIES       INCOME         BALANCED
                                ------------  ------------  --------------   ------------
ASSETS:
Investments in securities, at
  value *.....................  $ 60,069,940  $  2,582,889  $   20,153,215   $ 28,009,866
Cash..........................         1,974       138,180          30,759**           --
Receivable for:
  Investments sold............            --            --         195,858        737,119
  Shares of beneficial
    interest sold.............       316,342            --          72,661         46,523
  Dividends...................            --            --              --         17,953
  Dividends from affiliate
    (Note 3)..................            --            --              --             --
  Interest....................        21,484        20,348         351,655         87,663
  Foreign withholding taxes
    reclaimed.................            --            --              --             --
  Compensated forward foreign
    currency contracts........            --            --           8,894             --
Unrealized appreciation on
  open forward foreign
  currency contracts..........            --            --          36,555             --
Prepaid expenses and other
  assets......................           293            82              46             87
Deferred organizational
  expenses....................         5,396         5,396           5,396          5,396
Receivable from affiliate.....            --         3,576           6,291             --
                                ------------  ------------  --------------   ------------
        TOTAL ASSETS..........    60,415,429     2,750,471      20,861,330     28,904,607
                                ------------  ------------  --------------   ------------
LIABILITIES:
Payable for:
  Investments purchased.......            --            --         234,250      2,579,509
  Shares of beneficial
    interest repurchased......       192,952           101              40             18
  Compensated forward foreign
    currency contracts........            --            --           5,706             --
  Investment management fee...        15,649            --           3,715          5,451
Unrealized depreciation on
  open forward foreign
  currency contracts..........            --            --           2,126             --
Accrued expenses and other
  payables....................        21,739         3,729          13,620         12,233
                                ------------  ------------  --------------   ------------
        TOTAL LIABILITIES.....       230,340         3,830         259,457      2,597,211
                                ------------  ------------  --------------   ------------
NET ASSETS:
Paid-in-capital...............    60,185,047     2,774,824      20,321,284     24,446,966
Accumulated undistributed net
  investment income
  (net investment loss).......            42        11,871         143,346         55,872
Accumulated undistributed net
  realized gain
  (accumulated net realized
  loss).......................            --       (10,065)        202,007        310,710
Net unrealized appreciation
  (depreciation)..............            --       (29,989)        (64,764)     1,493,848
                                ------------  ------------  --------------   ------------
        NET ASSETS............  $ 60,185,089  $  2,746,641  $   20,601,873   $ 26,307,396
                                ------------  ------------  --------------   ------------
                                ------------  ------------  --------------   ------------
*IDENTIFIED COST..............  $ 60,069,940  $  2,612,878  $   20,251,160   $ 26,516,018
                                ------------  ------------  --------------   ------------
                                ------------  ------------  --------------   ------------
SHARES OF BENEFICIAL INTEREST
  OUTSTANDING.................    60,185,047       274,904       2,000,422      2,117,645
                                ------------  ------------  --------------   ------------
                                ------------  ------------  --------------   ------------
NET ASSET VALUE PER
  SHARE (unlimited authorized
  shares of $.01 par value)...         $1.00         $9.99          $10.30         $12.42
                                ------------  ------------  --------------   ------------
                                ------------  ------------  --------------   ------------
------------------
  **    Includes foreign cash of $29,835.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                              DIVIDEND    VALUE-ADDED                AMERICAN      GLOBAL     DEVELOPING
                                UTILITIES      GROWTH        MARKET    CORE EQUITY    VALUE        EQUITY       GROWTH
                               ------------ ------------- ------------ ----------- ------------ ------------ ------------
ASSETS:
Investments in securities, at
  value *..................... $ 29,886,235 $ 159,335,030 $ 48,828,043 $ 9,242,679 $ 80,714,937 $ 40,888,490 $ 42,434,228
Cash..........................        2,054            --       37,480     319,076           --           --           --
Receivable for:
  Investments sold............           --       320,089      106,062      31,374      419,809      176,364    2,257,146
  Shares of beneficial
    interest sold.............       70,704       754,353      289,642      36,724      389,230      172,625      239,142
  Dividends...................       55,820       322,136       59,712       7,044       25,918       62,393        1,326
  Dividends from affiliate
    (Note 3)..................           --            --          999          --           --           --           --
  Interest....................        3,935         1,679           --         189       52,207          695          165
  Foreign withholding taxes
    reclaimed.................        2,396            --           --          --           --        9,394           --
  Compensated forward foreign
    currency contracts........           --            --           --          --           --           --           --
Unrealized appreciation on
  open forward foreign
  currency contracts..........           --            --           --          --           --           --           --
Prepaid expenses and other
  assets......................          156         1,707        3,585           6          307          189          209
Deferred organizational
  expenses....................        5,396         5,396        5,396       5,396        5,396        5,396        5,396
Receivable from affiliate.....        9,367        27,412        5,995       4,834       15,690       33,487        1,794
                               ------------ ------------- ------------ ----------- ------------ ------------ ------------
        TOTAL ASSETS..........   30,036,063   160,767,802   49,336,914   9,647,322   81,623,494   41,349,033   44,939,406
                               ------------ ------------- ------------ ----------- ------------ ------------ ------------
LIABILITIES:
Payable for:
  Investments purchased.......      873,000     2,296,902    2,537,812     670,480    1,315,996    1,057,554    2,751,790
  Shares of beneficial
    interest repurchased......           47            --           --          --           --           --           --
  Compensated forward foreign
    currency contracts........           --            --           --          --           --           --           --
  Investment management fee...        8,129        78,287       12,557          --       39,135       11,472       10,970
Unrealized depreciation on
  open forward foreign
  currency contracts..........           --            --           --          --           --        1,514           --
Accrued expenses and other
  payables....................       24,925        41,579       22,385      12,073       33,083       41,786       13,739
                               ------------ ------------- ------------ ----------- ------------ ------------ ------------
        TOTAL LIABILITIES.....      906,101     2,416,768    2,572,754     682,553    1,388,214    1,112,326    2,776,499
                               ------------ ------------- ------------ ----------- ------------ ------------ ------------
NET ASSETS:
Paid-in-capital...............   26,749,994   140,514,233   43,083,231   8,271,899   73,280,341   37,758,077   37,485,255
Accumulated undistributed net
  investment income
  (net investment loss).......       68,337       345,496       60,857       6,575        9,586       38,701      (10,873)
Accumulated undistributed net
  realized gain
  (accumulated net realized
  loss).......................       62,629     6,321,672       95,978     189,161    1,751,832      361,204      518,219
Net unrealized appreciation
  (depreciation)..............    2,249,002    11,169,633    3,524,094     497,134    5,193,521    2,078,725    4,170,306
                               ------------ ------------- ------------ ----------- ------------ ------------ ------------
        NET ASSETS............ $ 29,129,962 $ 158,351,034 $ 46,764,160 $ 8,964,769 $ 80,235,280 $ 40,236,707 $ 42,162,907
                               ------------ ------------- ------------ ----------- ------------ ------------ ------------
                               ------------ ------------- ------------ ----------- ------------ ------------ ------------
*IDENTIFIED COST.............. $ 27,637,233 $ 148,165,397 $ 45,303,949 $ 8,745,545 $ 75,521,416 $ 38,809,045 $ 38,263,922
                               ------------ ------------- ------------ ----------- ------------ ------------ ------------
                               ------------ ------------- ------------ ----------- ------------ ------------ ------------
SHARES OF BENEFICIAL INTEREST
  OUTSTANDING.................    2,270,974    10,483,748    3,535,259     721,879    5,490,303    3,410,510    2,466,441
                               ------------ ------------- ------------ ----------- ------------ ------------ ------------
                               ------------ ------------- ------------ ----------- ------------ ------------ ------------
NET ASSET VALUE PER
  SHARE (unlimited authorized
  shares of $.01 par value)...       $12.83        $15.10       $13.23      $12.42       $14.61       $11.80       $17.09
                               ------------ ------------- ------------ ----------- ------------ ------------ ------------
                               ------------ ------------- ------------ ----------- ------------ ------------ ------------

                                  EMERGING
                                  MARKETS
                                ------------
ASSETS:
Investments in securities, at
  value *.....................  $ 11,698,192
Cash..........................     2,534,601
Receivable for:
  Investments sold............       125,442
  Shares of beneficial
    interest sold.............        92,244
  Dividends...................        26,826
  Dividends from affiliate
    (Note 3)..................            --
  Interest....................        19,306
  Foreign withholding taxes
    reclaimed.................            --
  Compensated forward foreign
    currency contracts........            --
Unrealized appreciation on
  open forward foreign
  currency contracts..........            --
Prepaid expenses and other
  assets......................            37
Deferred organizational
  expenses....................         5,396
Receivable from affiliate.....         4,193
                                ------------
        TOTAL ASSETS..........    14,506,237
                                ------------
LIABILITIES:
Payable for:
  Investments purchased.......     1,958,900
  Shares of beneficial
    interest repurchased......            --
  Compensated forward foreign
    currency contracts........            --
  Investment management fee...            --
Unrealized depreciation on
  open forward foreign
  currency contracts..........            --
Accrued expenses and other
  payables....................        19,898
                                ------------
        TOTAL LIABILITIES.....     1,978,798
                                ------------
NET ASSETS:
Paid-in-capital...............    11,790,045
Accumulated undistributed net
  investment income
  (net investment loss).......        18,789
Accumulated undistributed net
  realized gain
  (accumulated net realized
  loss).......................         6,021
Net unrealized appreciation
  (depreciation)..............       712,584
                                ------------
        NET ASSETS............  $ 12,527,439
                                ------------
                                ------------
*IDENTIFIED COST..............  $ 10,984,923
                                ------------
                                ------------
SHARES OF BENEFICIAL INTEREST
  OUTSTANDING.................     1,135,789
                                ------------
                                ------------
NET ASSET VALUE PER
  SHARE (unlimited authorized
  shares of $.01 par value)...        $11.03
                                ------------
                                ------------

Dean Witter Select Dimensions Investment Series
Statements of Operations
FOR THE SIX MONTHS ENDED JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 NORTH
                                               AMERICAN
                                   MONEY      GOVERNMENT    DIVERSIFIED
                                  MARKET      SECURITIES      INCOME       BALANCED
                                -----------   -----------   -----------   -----------
INVESTMENT INCOME:
  INCOME
    Interest..................  $ 1,340,362   $   65,177    $   643,165*  $   248,761
    Dividends from affiliate
      (Note 3)................           --           --             --            --
    Dividends.................           --           --             --       100,140
                                -----------   -----------   -----------   -----------
        TOTAL INCOME..........    1,340,362       65,177        643,165       348,901
                                -----------   -----------   -----------   -----------
  EXPENSES
    Investment management
      fee.....................      122,746        7,306         28,205        80,480
    Transfer agent fees and
      expenses................          667          667            667           667
    Shareholder reports and
      notices.................        7,719          302            971         3,131
    S&P license fees..........           --           --             --            --
    Professional fees.........        8,690        8,262          7,296         6,242
    Trustees' fees and
      expenses................        1,239          390            359         1,655
    Custodian fees............        7,168        1,268          7,254         2,708
    Organizational expenses...          801          801            801           801
    Other.....................          534        1,588          1,918         1,019
                                -----------   -----------   -----------   -----------
        TOTAL EXPENSES BEFORE
          AMOUNTS
          REIMBURSED/WAIVED...      149,564       20,584         47,471        96,703
        LESS: AMOUNTS
      REIMBURSED/WAIVED.......      (11,716)     (14,914)       (12,215)      (43,254)
                                -----------   -----------   -----------   -----------
        TOTAL EXPENSES AFTER
          AMOUNTS
          REIMBURSED/WAIVED...      137,848        5,670         35,256        53,449
                                -----------   -----------   -----------   -----------
            NET INVESTMENT
              INCOME..........    1,202,514       59,507        607,909       295,452
                                -----------   -----------   -----------   -----------
NET REALIZED AND UNREALIZED
  GAIN (LOSS):
    Net realized gain (loss)
      on:
      Investments.............           --       (9,523)       188,163       197,974
      Foreign exchange
        transactions..........           --           --         (5,010)           --
                                -----------   -----------   -----------   -----------
        TOTAL GAIN (LOSS).....           --       (9,523)       183,153       197,974
                                -----------   -----------   -----------   -----------
    Net change in unrealized
     appreciation/depreciation
      on:
      Investments.............           --      (37,051)      (138,625)      723,621
      Translation of forward
        foreign currency
        contracts, other
        assets and liabilities
        denominated in foreign
        currencies............           --           --         36,121            --
                                -----------   -----------   -----------   -----------
        TOTAL APPRECIATION
          (DEPRECIATION)......           --      (37,051)      (102,504)      723,621
                                -----------   -----------   -----------   -----------
        NET GAIN (LOSS).......           --      (46,574)        80,649       921,595
                                -----------   -----------   -----------   -----------
            NET INCREASE......  $ 1,202,514   $   12,933    $   688,558   $ 1,217,047
                                -----------   -----------   -----------   -----------
                                -----------   -----------   -----------   -----------
------------------
  *    Net of $3,688, $8,163, $1,272, $309, $1,044, $22,988, $140 and $8,314 in
       foreign witholding tax, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                           DIVIDEND    VALUE-ADDED   CORE    AMERICAN    GLOBAL    DEVELOPING EMERGING
                               UTILITIES    GROWTH      MARKET     EQUITY      VALUE     EQUITY     GROWTH     MARKETS
                               ---------  -----------  ---------  ---------  ---------  ---------  ---------  ---------
INVESTMENT INCOME:
  INCOME
    Interest.................. $  73,026  $    85,119  $  66,480  $  6,815   $ 158,554  $  92,374  $  80,177  $  32,498
    Dividends from affiliate
      (Note 3)................        --           --      1,672        --          --         --         --         --
    Dividends.................   403,876*   1,660,876    347,790*   28,137*    220,325*   248,374*    12,944*    77,352*
                               ---------  -----------  ---------  ---------  ---------  ---------  ---------  ---------
        TOTAL INCOME..........   476,902    1,745,995    415,942    34,952     378,879    340,748     93,121    109,850
                               ---------  -----------  ---------  ---------  ---------  ---------  ---------  ---------
  EXPENSES
    Investment management
      fee.....................    79,152      368,616     87,820    24,572     180,310    139,478     69,088     49,259
    Transfer agent fees and
      expenses................       667          667        667       667         667        667        667        667
    Shareholder reports and
      notices.................     4,769        8,676      2,737     1,151       6,207      4,362      2,208      2,461
    S&P license fees..........        --           --      4,989        --          --         --         --         --
    Professional fees.........     7,446        8,105      8,102     8,467       8,142      5,530      8,171      8,641
    Trustees' fees and
      expenses................       563        1,833        844     2,396       1,047        390        562        348
    Custodian fees............     9,124          120     15,921     3,722      12,142     26,440     10,342     14,919
    Organizational expenses...       801          801        801       801         801        801        801        801
    Other.....................       623          549        694       716         560      7,180        727        967
                               ---------  -----------  ---------  ---------  ---------  ---------  ---------  ---------
        TOTAL EXPENSES BEFORE
          AMOUNTS
          REIMBURSED/WAIVED...   103,145      389,367    122,575    42,492     209,876    184,848     92,566     78,063
        LESS: AMOUNTS
      REIMBURSED/WAIVED.......   (42,259)          --    (34,568)  (27,814)    (16,539)  (115,105)   (23,267)   (58,554)
                               ---------  -----------  ---------  ---------  ---------  ---------  ---------  ---------
        TOTAL EXPENSES AFTER
          AMOUNTS
          REIMBURSED/WAIVED...    60,886      389,367     88,007    14,678     193,337     69,743     69,299     19,509
                               ---------  -----------  ---------  ---------  ---------  ---------  ---------  ---------
            NET INVESTMENT
              INCOME..........   416,016    1,356,628    327,935    20,274     185,542    271,005     23,822     90,341
                               ---------  -----------  ---------  ---------  ---------  ---------  ---------  ---------
NET REALIZED AND UNREALIZED
  GAIN (LOSS):
    Net realized gain (loss)
      on:
      Investments.............    41,979    6,142,894     71,322   163,899   1,441,713    360,765    499,696     85,979
      Foreign exchange
        transactions..........        --           --         --        --          --      3,229         --     (2,140)
                               ---------  -----------  ---------  ---------  ---------  ---------  ---------  ---------
        TOTAL GAIN (LOSS).....    41,979    6,142,894     71,322   163,899   1,441,713    363,994    499,696     83,839
                               ---------  -----------  ---------  ---------  ---------  ---------  ---------  ---------
    Net change in unrealized
     appreciation/depreciation
      on:
      Investments.............   940,372    4,872,901  2,344,743   412,400   2,311,314  1,493,895  2,668,045    696,913
      Translation of forward
        foreign currency
        contracts, other
        assets and liabilities
        denominated in foreign
        currencies............        --           --         --        --          --       (673)        --       (113)
                               ---------  -----------  ---------  ---------  ---------  ---------  ---------  ---------
        TOTAL APPRECIATION
          (DEPRECIATION)......   940,372    4,872,901  2,344,743   412,400   2,311,314  1,493,222  2,668,045    696,800
                               ---------  -----------  ---------  ---------  ---------  ---------  ---------  ---------
        NET GAIN (LOSS).......   982,351   11,015,795  2,416,065   576,299   3,753,027  1,857,216  3,167,741    780,639
                               ---------  -----------  ---------  ---------  ---------  ---------  ---------  ---------
            NET INCREASE...... $1,398,367 $12,372,423  $2,744,000 $596,573   $3,938,569 $2,128,221 $3,191,563 $ 870,980
                               ---------  -----------  ---------  ---------  ---------  ---------  ---------  ---------
                               ---------  -----------  ---------  ---------  ---------  ---------  ---------  ---------

Dean Witter Select Dimensions Investment Series
Statements of Changes in Net Assets
----------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 1996 (UNAUDITED) AND FOR THE YEAR ENDED DECEMBER 31, 1995

                                                              NORTH AMERICAN GOVERNMENT
                                       MONEY MARKET                  SECURITIES
                                ---------------------------  ---------------------------
                                    1996           1995          1996           1995
                                -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
    Net investment income.....  $   1,202,514  $    882,216  $      59,507  $     32,639
    Net realized gain
      (loss)..................             --            --         (9,523)         (542)
    Net change in unrealized
  appreciation/depreciation...             --            --        (37,051)        7,062
                                -------------  ------------  -------------  ------------
        Net increase
          (decrease)..........      1,202,514       882,216         12,933        39,159
                                -------------  ------------  -------------  ------------
  Dividends from net
    investment income.........     (1,202,498)     (882,190)       (53,121)      (27,649)
                                -------------  ------------  -------------  ------------
  Transactions in shares of
    beneficial interest:
    Net proceeds from sales...     32,446,835    48,812,289      1,566,627     1,470,457
    Reinvestment of
      dividends...............      1,202,498       882,190         53,121        27,649
    Cost of shares
      repurchased.............    (15,553,297)   (8,839,415)      (120,599)     (344,429)
                                -------------  ------------  -------------  ------------
        Net increase..........     18,096,036    40,855,064      1,499,149     1,153,677
                                -------------  ------------  -------------  ------------
        Total increase........     18,096,052    40,855,090      1,458,961     1,165,187
NET ASSETS:
  Beginning of period.........     42,089,037     1,233,947      1,287,680       122,493
                                -------------  ------------  -------------  ------------
  END OF PERIOD...............  $  60,185,089  $ 42,089,037  $   2,746,641  $  1,287,680
                                -------------  ------------  -------------  ------------
                                -------------  ------------  -------------  ------------
UNDISTRIBUTED NET INVESTMENT
  INCOME......................  $          42  $         26  $      11,871  $      5,485
                                -------------  ------------  -------------  ------------
                                -------------  ------------  -------------  ------------
SHARES ISSUED AND REPURCHASED:
  Sold........................     32,446,835    48,812,289        155,074       145,744
  Issued in reinvestment of
    dividends.................      1,202,498       882,190          5,292         2,744
  Repurchased.................    (15,553,297)   (8,839,415)       (12,012)      (34,139)
                                -------------  ------------  -------------  ------------
  Net increase................     18,096,036    40,855,064        148,354       114,349
                                -------------  ------------  -------------  ------------
                                -------------  ------------  -------------  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------

                                  DIVERSIFIED INCOME               BALANCED                   UTILITIES
                               -------------------------  --------------------------  --------------------------
                                   1996         1995          1996          1995          1996          1995
                               ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
    Net investment income..... $    607,909  $   230,744  $    295,452  $    233,569  $    416,016  $    236,601
    Net realized gain
      (loss)..................      183,153       22,350       197,974       112,736        41,979        20,650
    Net change in unrealized
  appreciation/depreciation...     (102,504)      37,740       723,621       770,654       940,372     1,308,922
                               ------------  -----------  ------------  ------------  ------------  ------------
        Net increase
          (decrease)..........      688,558      290,834     1,217,047     1,116,959     1,398,367     1,566,173
                               ------------  -----------  ------------  ------------  ------------  ------------
  Dividends from net
    investment income.........     (544,861)    (155,118)     (287,443)     (188,705)     (406,812)     (179,128)
                               ------------  -----------  ------------  ------------  ------------  ------------
  Transactions in shares of
    beneficial interest:
    Net proceeds from sales...   12,180,275   10,018,159    13,052,460    15,835,264    13,485,717    17,486,045
    Reinvestment of
      dividends...............      544,861      155,118       287,443       188,705       406,812       179,128
    Cost of shares
      repurchased.............   (1,238,953)  (1,739,300)   (4,273,503)   (1,436,358)   (3,713,353)   (1,590,907)
                               ------------  -----------  ------------  ------------  ------------  ------------
        Net increase..........   11,486,183    8,433,977     9,066,400    14,587,611    10,179,176    16,074,266
                               ------------  -----------  ------------  ------------  ------------  ------------
        Total increase........   11,629,880    8,569,693     9,996,004    15,515,865    11,170,731    17,461,311
NET ASSETS:
  Beginning of period.........    8,971,993      402,300    16,311,392       795,527    17,959,231       497,920
                               ------------  -----------  ------------  ------------  ------------  ------------
  END OF PERIOD............... $ 20,601,873  $ 8,971,993  $ 26,307,396  $ 16,311,392  $ 29,129,962  $ 17,959,231
                               ------------  -----------  ------------  ------------  ------------  ------------
                               ------------  -----------  ------------  ------------  ------------  ------------
UNDISTRIBUTED NET INVESTMENT
  INCOME...................... $    143,346  $    80,298  $     55,872  $     47,863  $     68,337  $     59,133
                               ------------  -----------  ------------  ------------  ------------  ------------
                               ------------  -----------  ------------  ------------  ------------  ------------
SHARES ISSUED AND REPURCHASED:
  Sold........................    1,191,198      994,906     1,074,271     1,408,020     1,080,466     1,534,125
  Issued in reinvestment of
    dividends.................       53,477       15,447        23,596        16,807        32,628        15,750
  Repurchased.................     (121,795)    (172,845)     (352,145)     (132,149)     (296,400)     (145,179)
                               ------------  -----------  ------------  ------------  ------------  ------------
  Net increase................    1,122,880      837,508       745,722     1,292,678       816,694     1,404,696
                               ------------  -----------  ------------  ------------  ------------  ------------
                               ------------  -----------  ------------  ------------  ------------  ------------

                                     DIVIDEND GROWTH
                               ---------------------------
                                   1996           1995
                               -------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
    Net investment income..... $   1,356,628  $    836,265
    Net realized gain
      (loss)..................     6,142,894       178,778
    Net change in unrealized
  appreciation/depreciation...     4,872,901     6,295,338
                               -------------  ------------
        Net increase
          (decrease)..........    12,372,423     7,310,381
                               -------------  ------------
  Dividends from net
    investment income.........    (1,245,493)     (606,921)
                               -------------  ------------
  Transactions in shares of
    beneficial interest:
    Net proceeds from sales...    67,971,701    71,950,119
    Reinvestment of
      dividends...............     1,245,493       606,921
    Cost of shares
      repurchased.............      (687,318)   (1,943,986)
                               -------------  ------------
        Net increase..........    68,529,876    70,613,054
                               -------------  ------------
        Total increase........    79,656,806    77,316,514
NET ASSETS:
  Beginning of period.........    78,694,228     1,377,714
                               -------------  ------------
  END OF PERIOD............... $ 158,351,034  $ 78,694,228
                               -------------  ------------
                               -------------  ------------
UNDISTRIBUTED NET INVESTMENT
  INCOME...................... $     345,496  $    234,361
                               -------------  ------------
                               -------------  ------------
SHARES ISSUED AND REPURCHASED:
  Sold........................     4,633,942     5,787,107
  Issued in reinvestment of
    dividends.................        85,082        48,577
  Repurchased.................       (45,753)     (163,343)
                               -------------  ------------
  Net increase................     4,673,271     5,672,341
                               -------------  ------------
                               -------------  ------------

Dean Witter Select Dimensions Investment Series
Statements of Changes in Net Assets (CONTINUED)
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 1996 (UNAUDITED) AND FOR THE YEAR ENDED DECEMBER 31, 1995

                                   VALUE-ADDED MARKET            CORE EQUITY
                                -------------------------   ----------------------
                                   1996          1995          1996        1995
                                -----------  ------------   ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
    Net investment income.....  $   327,935  $    218,803   $   20,274  $   28,578
    Net realized gain
      (loss)..................       71,322        24,656      163,899      25,262
    Net change in unrealized
  appreciation/depreciation...    2,344,743     1,177,215      412,400      84,734
                                -----------  ------------   ----------  ----------
        Net increase
          (decrease)..........    2,744,000     1,420,674      596,573     138,574
                                -----------  ------------   ----------  ----------
  Dividends from net
    investment income.........     (314,598)     (172,075)     (16,176)    (27,202)
                                -----------  ------------   ----------  ----------
  Transactions in shares of
    beneficial interest:
    Net proceeds from sales...   20,739,612    23,041,372    5,170,933   3,676,375
    Reinvestment of
      dividends...............      314,598       172,075       16,176      27,202
    Cost of shares
      repurchased.............     (689,079)     (841,114)    (759,149)   (174,491)
                                -----------  ------------   ----------  ----------
        Net increase..........   20,365,131    22,372,333    4,427,960   3,529,086
                                -----------  ------------   ----------  ----------
        Total increase........   22,794,533    23,620,932    5,008,357   3,640,458
NET ASSETS:
  Beginning of period.........   23,969,627       348,695    3,956,412     315,954
                                -----------  ------------   ----------  ----------
  END OF PERIOD...............  $46,764,160  $ 23,969,627   $8,964,769  $3,956,412
                                -----------  ------------   ----------  ----------
                                -----------  ------------   ----------  ----------
UNDISTRIBUTED NET INVESTMENT
  INCOME......................  $    60,857  $     47,520   $    6,575  $    2,477
                                -----------  ------------   ----------  ----------
                                -----------  ------------   ----------  ----------
SHARES ISSUED AND REPURCHASED:
  Sold........................    1,607,194     1,981,323      426,341     339,322
  Issued in reinvestment of
    dividends.................       24,381        14,750        1,375       2,604
  Repurchased.................      (54,467)      (73,159)     (63,217)    (15,991)
                                -----------  ------------   ----------  ----------
  Net increase................    1,577,108     1,922,914      364,499     325,935
                                -----------  ------------   ----------  ----------
                                -----------  ------------   ----------  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------

                                     AMERICAN VALUE              GLOBAL EQUITY             DEVELOPING GROWTH
                               --------------------------  --------------------------  --------------------------
                                   1996          1995          1996          1995          1996          1995
                               ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
    Net investment income..... $    185,542  $    219,613  $    271,005  $    163,567  $     23,822  $    101,922
    Net realized gain
      (loss)..................    1,441,713       313,562       363,994        (2,717)      499,696        18,572
    Net change in unrealized
  appreciation/depreciation...    2,311,314     2,867,922     1,493,222       586,787     2,668,045     1,499,356
                               ------------  ------------  ------------  ------------  ------------  ------------
        Net increase
          (decrease)..........    3,938,569     3,401,097     2,128,221       747,637     3,191,563     1,619,850
                               ------------  ------------  ------------  ------------  ------------  ------------
  Dividends from net
    investment income.........     (242,153)     (155,569)     (261,082)     (137,860)      (55,364)      (82,425)
                               ------------  ------------  ------------  ------------  ------------  ------------
  Transactions in shares of
    beneficial interest:
    Net proceeds from sales...   40,345,773    34,805,828    24,931,952    16,594,816    29,887,918    18,068,892
    Reinvestment of
      dividends...............      242,153       155,569       261,082       137,860        55,364        82,425
    Cost of shares
      repurchased.............   (2,283,848)     (794,842)   (3,897,769)   (1,462,568)   (8,328,426)   (2,657,067)
                               ------------  ------------  ------------  ------------  ------------  ------------
        Net increase..........   38,304,078    34,166,555    21,295,265    15,270,108    21,614,856    15,494,250
                               ------------  ------------  ------------  ------------  ------------  ------------
        Total increase........   42,000,494    37,412,083    23,162,404    15,879,885    24,751,055    17,031,675
NET ASSETS:
  Beginning of period.........   38,234,786       822,703    17,074,303     1,194,418    17,411,852       380,177
                               ------------  ------------  ------------  ------------  ------------  ------------
  END OF PERIOD............... $ 80,235,280  $ 38,234,786  $ 40,236,707  $ 17,074,303  $ 42,162,907  $ 17,411,852
                               ------------  ------------  ------------  ------------  ------------  ------------
                               ------------  ------------  ------------  ------------  ------------  ------------
UNDISTRIBUTED NET INVESTMENT
  INCOME...................... $      9,586  $     66,197  $     38,701  $     28,778  $    (10,873) $     20,669
                               ------------  ------------  ------------  ------------  ------------  ------------
                               ------------  ------------  ------------  ------------  ------------  ------------
SHARES ISSUED AND REPURCHASED:
  Sold........................    2,844,351     2,757,922     2,174,506     1,558,946     1,814,702     1,316,995
  Issued in reinvestment of
    dividends.................       17,321        12,349        22,627        13,086         3,587         5,995
  Repurchased.................     (159,256)      (64,214)     (340,501)     (138,315)     (512,494)     (199,866)
                               ------------  ------------  ------------  ------------  ------------  ------------
  Net increase................    2,702,416     2,706,057     1,856,632     1,433,717     1,305,795     1,123,124
                               ------------  ------------  ------------  ------------  ------------  ------------
                               ------------  ------------  ------------  ------------  ------------  ------------

                                   EMERGING MARKETS
                               -------------------------
                                   1996         1995
                               ------------  -----------
INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
    Net investment income..... $     90,341  $    45,935
    Net realized gain
      (loss)..................       83,839      (79,386)
    Net change in unrealized
  appreciation/depreciation...      696,800       15,784
                               ------------  -----------
        Net increase
          (decrease)..........      870,980      (17,667)
                               ------------  -----------
  Dividends from net
    investment income.........      (77,850)     (39,505)
                               ------------  -----------
  Transactions in shares of
    beneficial interest:
    Net proceeds from sales...    7,936,154    3,782,735
    Reinvestment of
      dividends...............       77,850       39,505
    Cost of shares
      repurchased.............     (371,913)    (120,566)
                               ------------  -----------
        Net increase..........    7,642,091    3,701,674
                               ------------  -----------
        Total increase........    8,435,221    3,644,502
NET ASSETS:
  Beginning of period.........    4,092,218      447,716
                               ------------  -----------
  END OF PERIOD............... $ 12,527,439  $ 4,092,218
                               ------------  -----------
                               ------------  -----------
UNDISTRIBUTED NET INVESTMENT
  INCOME...................... $     18,789  $     6,298
                               ------------  -----------
                               ------------  -----------
SHARES ISSUED AND REPURCHASED:
  Sold........................      739,512      386,160
  Issued in reinvestment of
    dividends.................        7,272        4,031
  Repurchased.................      (33,524)     (12,240)
                               ------------  -----------
  Net increase................      713,260      377,951
                               ------------  -----------
                               ------------  -----------

Notes to Financial Statements (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION AND ACCOUNTING POLICIES--Dean Witter Select Dimensions Investment Series (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The shares of the Fund will only be sold to Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company for allocation to certain of its separate accounts to fund the benefits under certain flexible premium deferred variable annuity contracts.

    The Fund, which consists of 12 separate portfolios ("Portfolios"), was organized on June 2, 1994 as a Massachusetts business trust and commenced operations on November 9, 1994.

    The   investment   objectives   of   each   Portfolio   are   as    follows:

    PORTFOLIO                                  INVESTMENT OBJECTIVE
  Money Market     Seeks high current income, preservation of capital and liquidity by investing in short-term money market instruments.
 North American    Seeks to earn a high level of current income while maintaining relatively
   Government      low volatility of principal by primarily investing in investment grade fixed
   Securities      income securities issued or guaranteed by the U.S., Canadian or Mexican governments.
   Diversified     Seeks, as a primary objective, to earn a high level of current income and,
     Income        as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective, by equally allocating its assets among three separate groupings of fixed income securities.
    Balanced       Seeks to achieve high total return through a combination of income and capital appreciation by investing in a diversified portfolio of common stocks and investment grade fixed income securities.
    Utilities      Seeks to provide current income and long-term growth of income and capital by investing in equity and fixed income securities of companies in the public utilities industry.
    Dividend       Seeks to provide reasonable current income and long-term growth of income
     Growth        and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.
   Value-Added     Seeks to achieve a high level of total return on its assets through a
     Market        combination of capital appreciation and current income by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500 Composite Stock
                   Price Index.
   Core Equity     Seeks long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies.
 American Value    Seeks long-term capital growth consistent with an effort to reduce volatility by investing principally in common stock of companies in industries which, at the time of the investment, are believed to be undervalued in the marketplace.
  Global Equity    Seeks a high level of total return on its assets primarily through long-term capital growth and, to a lesser extent, from income, through investments in all types of common stocks and equivalents (such as convertible securities and warrants), preferred stocks and bonds and other debt obligations of domestic and foreign companies and governments and international organizations.
   Developing      Seeks long-term capital growth by investing primarily in common stocks of
     Growth        smaller and medium-sized companies that, in the opinion of the Investment
                   Manager, have the potential for growing more rapidly than the economy and which may benefit from new products or services, technological developments or changes in management.
    Emerging       Seeks long-term capital appreciation by investing primarily in equity
     Markets       securities of companies in emerging market countries. The Portfolio may invest up to 35% of its total assets in high risk fixed income securities that are rated below investment grade or are unrated.

--------------------------------------------------------------------------------

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

    A. VALUATION OF INVESTMENTS--Money Market: Securities are valued at amortized cost which approximates market value. All remaining Portfolios:
    (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the Trustees);
    (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager, or by the Sub-Advisor, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain of the securities may be valued by an outside pricing service approved by the Trustees. The pricing service utilizes a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

    B. ACCOUNTING FOR INVESTMENTS--Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. The Money Market Portfolio amortizes premiums and accretes discounts over the life of the respective securities; gains and losses realized upon the sale of securities are based on amortized cost. For all other Portfolios, discounts are accreted over the life of the respective securities. Interest income is accrued daily.

    C. FOREIGN CURRENCY TRANSLATION--The books and records of the Portfolios investing in foreign currency denominated transactions are translated into U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward contracts are translated at the exchange  rates prevailing at the  end of the period;  and
    (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

    D. FORWARD FOREIGN CURRENCY CONTRACTS--Some of the Portfolios may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Portfolios record realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

--------------------------------------------------------------------------------

    E. FEDERAL INCOME TAX STATUS--It is the Fund's policy to comply individually for each Portfolio with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

    F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

    G. ORGANIZATIONAL EXPENSES--Dean Witter InterCapital Inc. (the "Investment Manager") paid the organizational expenses of approximately $96,436 ($8,036 for each respective Portfolio) and was reimbursed for the full amount thereof, exclusive of amounts waived of $22,075 ($1,840 for each respective Portfolio except $1,835 for the Money Market Portfolio). Such expenses have been deferred and are being amortized by the straight-line method over a period not to exceed five years from the commencement of operations.

    H. EXPENSES--Direct expenses are charged to the respective Portfolio and general Fund expenses are allocated on the basis of relative net assets or equally among the Portfolios.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS--Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to each Portfolio's net assets determined at the close of each business day:

PORTFOLIO                                 ANNUAL RATE   PORTFOLIO                                 ANNUAL RATE
---------------------------------------  -------------  ---------------------------------------  -------------
Money Market...........................       0.50 %    Value-Added Market.....................       0.50 %
North American Government Securities...       0.65      Core Equity............................       0.85
Diversified Income.....................       0.40      American Value.........................       0.625
Balanced...............................       0.75      Global Equity..........................       1.00
Utilities..............................       0.65      Developing Growth......................       0.50
Dividend Growth........................       0.625     Emerging Markets.......................       1.25

    Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

    Under a Sub-Advisory Agreement between TCW Funds Management, Inc. (the "Sub-Advisor") and the Investment Manager, the Sub-Advisor provides the North American Government Securities, Balanced, Core Equity and Emerging Markets Portfolios with investment advice and portfolio management relating to the Portfolios' investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

--------------------------------------------------------------------------------

    At June 30, 1996, included in the Statements of Assets and Liabilities are receivables from affiliate which represent expense reimbursements due to the Fund. For the period January 1, 1996 through December 31, 1996, the Investment Manager will continue to waive the management fee and reimburse expenses to the extent they exceed 0.50% of daily net assets of the Portfolio or until such time as the respective Portfolio has $50 million of net assets, whichever occurs first.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES--Purchases and sales/maturities of portfolio securities, excluding short-term investments (except for the Money Market Portfolio), for the six months ended June 30, 1996 were as follows:

                                                        U.S. GOVERNMENT SECURITIES                    OTHER
                                                      -------------------------------    --------------------------------
                                                       PURCHASES     SALES/MATURITIES     PURCHASES      SALES/MATURITIES
                                                      -----------    ----------------    ------------    ----------------
Money Market......................................    $15,408,379    $    10,915,000     $221,552,407    $   209,304,666
North American Government Securities..............      2,040,374            588,023          --               --
Diversified Income................................      2,993,020             47,902        9,199,836          2,522,634
Balanced..........................................     12,431,898          8,437,674       11,935,724          5,410,279
Utilities.........................................        --               --               9,902,622            433,088
Dividend Growth...................................        --               --              97,276,129         29,628,511
Value-Added Market................................        162,285          --              20,738,751            455,554
Core Equity.......................................        --               --               6,216,759          1,677,702
American Value....................................      2,891,109          6,007,053      102,181,716         67,347,153
Global Equity.....................................        106,095            134,182       28,957,761          9,043,707
Developing Growth.................................        --               --              44,769,835         22,633,828
Emerging Markets..................................        --               --               9,229,717          1,687,884

    For the six months ended June 30, 1996, the following Portfolios incurred brokerage commissions with Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager, for portfolio transactions executed on behalf of the following Portfolios:

                                                                DIVIDEND     CORE      AMERICAN     GLOBAL    DEVELOPING
                                         BALANCED    UTILITIES   GROWTH     EQUITY       VALUE      EQUITY      GROWTH
                                        -----------  ---------  ---------  ---------  -----------  ---------  -----------
Commissions...........................   $   3,751   $  12,405  $  83,493  $   2,555   $  67,341   $  15,318   $  18,426

    Included in the payable for investments purchased for unsettled trades with DWR at June 30, 1996 were as follows:

                                         DIVIDEND        CORE        AMERICAN      GLOBAL      DEVELOPING
                                          GROWTH        EQUITY         VALUE       EQUITY        GROWTH
                                      --------------  -----------  -------------  ---------  ---------------
Payable for investments purchased...   $  2,000,800    $ 228,963    $   156,200   $ 227,529     $ 484,443

    Included in Developing Growth's receivable for investments sold is $324,741 for unsettled trades with DWR at June 30, 1996.

    Included   in  the  aforementioned  purchases  of  portfolio  securities  of
Value-Added Market are purchases of Dean Witter Discover & Co., an affiliate of the Investment Manager, of $74,153.

    Dean Witter Trust Company, an affiliate of the Investment Manager, is the Fund's transfer agent.

4. FEDERAL INCOME TAX STATUS--At December 31, 1995, the following Portfolios had an approximate net capital loss carryover which will be available through December 31, 2003 to offset future capital gains to the extent provided by regulations: North American Government Securities -- $1,000 and Emerging Markets -- $14,000.

--------------------------------------------------------------------------------

    Net capital and currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Portfolios' next taxable year. The following Portfolios incurred and will elect to defer post-October losses during fiscal 1995:

             GLOBAL       DEVELOPING        EMERGING
BALANCED     EQUITY         GROWTH           MARKETS
---------  -----------  ---------------  ---------------
$16,000     $  44,000      $  23,000        $  64,000
---------  -----------       -------          -------
---------  -----------       -------          -------

    At December 31, 1995, the following Portfolios had significant temporary book/tax differences as follows: post-October losses -- Balanced, Global Equity, Developing Growth and Emerging Markets; income from mark-to-market of open forward foreign exchange contracts and compensated forward foreign exchange contracts -- Diversified; income from mark-to-market of passive foreign investment companies -- Global Equity and Emerging Markets.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS--Some of the Portfolios may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

    At June 30, 1996, Global Equity and Emerging Market Portfolios had outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions and the Diversified Income Portfolio had outstanding forward contracts used to manage foreign currency exposure.

    Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolios bear the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

                 (This page has been left blank intentionally.)

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                          NET ASSET               NET REALIZED
                            VALUE       NET            AND       TOTAL FROM      LESS      NET ASSET     TOTAL
       YEAR ENDED         BEGINNING  INVESTMENT    UNREALIZED    INVESTMENT  DIVIDENDS TO  VALUE END   INVESTMENT
       DECEMBER 31        OF PERIOD    INCOME      GAIN (LOSS)   OPERATIONS  SHAREHOLDERS  OF PERIOD    RETURN+
      ------------        ---------  ----------   -------------  ----------  ------------  ----------  ----------
Money Market
1994 (a)                   $ 1.00      $0.01      $  --           $ 0.01       $(0.01)       $ 1.00       0.76%(1)
1995                         1.00       0.06         --             0.06        (0.06)         1.00       6.10
1996 (b)                     1.00       0.02         --             0.02        (0.02)         1.00       2.47(1)
North American Government Securities
1994 (a)                    10.00       0.06         --             0.06        (0.02)        10.04       0.61(1)
1995                        10.04       0.53          0.11          0.64        (0.50)        10.18       6.40
1996 (b)                    10.18       0.24         (0.19)         0.05        (0.24)         9.99       0.55(1)
Diversified Income
1994 (a)                    10.00       0.08         --             0.08        (0.03)        10.05       0.76(1)
1995                        10.05       0.57          0.11          0.68        (0.51)        10.22       6.96
1996 (b)                    10.22       0.40          0.10          0.50        (0.42)        10.30       4.88(1)
Balanced
1994 (a)                    10.00       0.08         (0.02)         0.06        (0.02)        10.04       0.60(1)
1995                        10.04       0.40          1.85          2.25        (0.40)        11.89      22.86
1996 (b)                    11.89       0.16          0.54          0.70        (0.17)        12.42       5.91(1)
Utilities
1994 (a)                    10.00       0.07         --             0.07        (0.03)        10.04       0.65(1)
1995                        10.04       0.45          2.30          2.75        (0.44)        12.35      28.05
1996 (b)                    12.35       0.20          0.49          0.69        (0.21)        12.83       5.69(1)
Dividend Growth
1994 (a)                    10.00       0.08         (0.09)        (0.01)       (0.02)         9.97      (0.05) (1)
1995                         9.97       0.36          3.57          3.93        (0.36)        13.54      40.13
1996 (b)                    13.54       0.15          1.57          1.72        (0.16)        15.10      12.75(1)
Value-Added Market
1994 (a)                    10.00       0.06         (0.14)        (0.08)       (0.02)         9.90      (0.76) (1)
1995                         9.90       0.31          2.34          2.65        (0.31)        12.24      27.14
1996 (b)                    12.24       0.11          1.00          1.11        (0.12)        13.23       9.10(1)
Core Equity
1994 (a)                    10.00       0.07         --             0.07        (0.02)        10.05       0.67(1)
1995                        10.05       0.26          1.05          1.31        (0.29)        11.07      13.29
1996 (b)                    11.07       0.04          1.35          1.39        (0.04)        12.42      12.54(1)
American Value
1994 (a)                    10.00       0.06          0.01          0.07        (0.02)        10.05       0.69(1)
1995                        10.05       0.21          3.66          3.87        (0.21)        13.71      38.95
1996 (b)                    13.71       0.05          0.92          0.97        (0.07)        14.61       7.10(1)
Global Equity
1994 (a)                    10.00       0.07         (0.10)        (0.03)       (0.03)         9.94      (0.30) (1)
1995                         9.94       0.29          1.05          1.34        (0.29)        10.99      13.76
1996 (b)                    10.99       0.10          0.82          0.92        (0.11)        11.80       8.38(1)
Developing Growth
1994 (a)                    10.00       0.08          0.08          0.16        (0.03)        10.13       1.58(1)
1995                        10.13       0.24          4.88          5.12        (0.25)        15.00      51.26
1996 (b)                    15.00       0.02          2.11          2.13        (0.04)        17.09      14.31(1)
Emerging Markets
1994 (a)                    10.00       0.06         --             0.06        (0.02)        10.04       0.57(1)
1995                        10.04       0.29         (0.33)        (0.04)       (0.31)         9.69      (0.57)
1996 (b)                     9.69       0.11          1.34          1.45        (0.11)        11.03      15.11(1)

-----------------
 (a) For the period November 9, 1994 (commencement of operations) through December 31, 1994. The per share amounts reported are not necessarily consistent with the corresponding amounts reported on the Statement of Operations due to the fluctuations in capital stock activity during the period.
 (b)  For the six months ended June 30, 1996 (unaudited).
 + Calculated based on the net asset value as of the last business day of the period.
 *   After application of the Fund's expense limitation.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                      RATIOS TO                RATIOS TO
                                                 AVERAGE NET ASSETS       AVERAGE NET ASSETS
                                                (BEFORE EXPENSES WERE    (AFTER EXPENSES WERE
                                                      ASSUMED)*                ASSUMED)
                                               -----------------------  -----------------------
                               NET ASSETS END                  NET                      NET      PORTFOLIO     AVERAGE
                                 OF PERIOD                  INVESTMENT               INVESTMENT  TURNOVER    COMMISSION
                                  (000'S)       EXPENSES      INCOME     EXPENSES      INCOME      RATE       RATE PAID
                               --------------  -----------  ----------  -----------  ----------  ---------   -----------
Money Market
1994 (a)                           $1,234         2.50%(2)     3.33 %(2   --  %        5.83%(2)     N/A             N/A
1995                               42,089         0.81         5.11       --           5.92         N/A             N/A
1996 (b)                           60,185         0.61(2)      4.85(2)    0.56(2)      4.90(2)      N/A             N/A
North American Government Securities
1994 (a)                              122         2.50(2)      1.78(2)    --           4.28(2)     --  %(1)         N/A
1995                                1,288         2.50         3.24       --           5.74          18             N/A
1996 (b)                            2,747         1.83(2)      3.97(2)    0.50(2)      5.29(2)       34(1)          N/A
Diversified Income
1994 (a)                              402         2.50(2)      3.08(2)    --           5.58(2)     --  (1)          N/A
1995                                8,972         1.33         5.95       --           7.28          33             N/A
1996 (b)                           20,602         0.67(2)      8.43(2)    0.50(2)      8.60(2)       20(1)          N/A
Balanced
1994 (a)                              796         2.50(2)      2.90(2)    --           5.40(2)     --  (1)       --
1995                               16,311         1.39         2.45       --           3.84          99          --
1996 (b)                           26,307         0.90(2)      2.34(2)    0.50(2)      2.74(2)       67(1)    $  0.0101
Utilities
1994 (a)                              498         2.50(2)      2.79(2)    --           5.29(2)     --  (1)       --
1995                               17,959         1.43         3.01       --           4.44           3          --
1996 (b)                           29,130         0.84(2)      3.07(2)    0.50(2)      3.41(2)        2(1)       0.0493
Dividend Growth
1994 (a)                            1,378         2.50(2)      3.28(2)    --           5.78(2)     --  (1)       --
1995                               78,694         0.83         2.80       --           3.63           4          --
1996 (b)                          158,351         0.66(2)      2.29(2)    0.66(2)      2.29(2)       25(1)       0.0500
Value-Added Market
1994 (a)                              349         2.50(2)      1.25(2)    --           3.75(2)     --  (1)       --
1995                               23,970         1.46         1.64       --           3.10           4          --
1996 (b)                           46,764         0.70(2)      1.67(2)    0.50(2)      1.87(2)        1(1)       0.0300
Core Equity
1994 (a)                              316         2.50(2)      2.32(2)    --           4.82(2)     --  (1)       --
1995                                3,956         2.50        (0.64)      --           1.86          39          --
1996 (b)                            8,965         1.46(2)     (0.25) (2)   0.50(2)     0.71(2)       30(1)       0.0560
American Value
1994 (a)                              823         2.50(2)      1.60(2)    --           4.10(2)       10(1)       --
1995                               38,235         0.96         1.11       --           2.07         174          --
1996 (b)                           80,235         0.73(2)      0.58(2)    0.67(2)      0.64(2)      133(1)       0.0518
Global Equity
1994 (a)                            1,194         2.50(2)      2.20(2)    --           4.70(2)     --  (1)       --
1995                               17,074         1.69         1.09       --           2.78          74          --
1996 (b)                           40,237         1.32(2)      1.12(2)    0.50(2)      1.94(2)       37(1)       0.0501
Developing Growth
1994 (a)                              380         2.50(2)      2.31(2)    --           4.81(2)        3(1)       --
1995                               17,412         1.24         0.86       --           2.10          80          --
1996 (b)                           42,163         0.67(2)      0.01(2)    0.50(2)      0.18(2)       87(1)       0.0526
Emerging Markets
1994 (a)                              448         2.50(2)      2.22(2)    --           4.72(2)     --  (1)       --
1995                                4,092         2.50         0.18       --           2.68          36          --
1996 (b)                           12,527         1.97(2)      0.81(2)    0.49(2)      2.29(2)       25(1)       0.0015

APPENDIX -- RATINGS
--------------------------------------------------------------------------------

    Description of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff and Phelps, Inc. ("Duff"), IBCA Limited and IBCA Inc. ("IBCA") and Thomson BankWatch, Inc. ("Thomson"):

COMMERCIAL PAPER AND SHORT-TERM RATINGS

    The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

    The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations and ordinarily will be evidenced by leading market positions in well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

    The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Duff applies the modifiers (+) and (-) to the rating Duff-1 in recognition of significant quality differences within the highest tier. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

    The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. The designation A2 by IBCA indicates that the obligation is supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

    The rating TBW-1 is the highest short-term rating assigned by Thomson and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. The rating TBW-2 by Thomson is its second highest rating; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

BOND AND LONG-TERM RATINGS

    Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay interest and repay principal. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay interest and repay principal, and differ only in small degrees from issues rated AAA.

    Bonds which are rated Aaa by Moody's are judged to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa rated bonds. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

    Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

    Bonds rated AAA by Duff are considered to be of the highest credit quality with negligible risk factors that are only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA are judged by Duff to be of high credit quality with strong protection factors; risk is modest but may vary slightly from time to time because of economic conditions. Duff applies modifiers of (+) and (-) to the AA category.

    Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations rated AA have a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

    IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

    Companies rated A are considered by Thomson to possess an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to their natural money markets; if weakness or vulnerability exists in any aspect of a company's business, it is entirely mitigated by the strengths of the organization. Companies rated A/B- by Thomson are judged by Thomson to be financially very solid with a favorable track record and no readily apparent weakness; their overall risk profiles, while low, are not quite as favorable as for companies in the highest rating category.

                 DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES


                            PART C  OTHER INFORMATION


Item 24.  Financial Statements and Exhibits


     (a)  FINANCIAL STATEMENTS


     (1)  Financial statements and schedules, included
          in Prospectus (Part A):                                        Page in
                                                                      Prospectus
                                                                      ----------
          Financial highlights for the period November
          9, 1994 (commencement of operations) through
          December 31, 1994 and the fiscal year ended
          December 31, 1995 and (unaudited) for the six
          months ended June 30, 1996 . . . . . . . . . . . . . . .           8

     (2)  Financial statements included in the Statement of
          Additional Information (Part B):                               Page in
                                                                            SAI
                                                                            ---

          Portfolio of Investments at December 31, 1995. . . . . .          62


          Statements of assets and liabilities at
          December 31, 1995. . . . . . . . . . . . . . . . . . . .         104

          Statements of operations for the year
          ended December 31, 1995. . . . . . . . . . . . . . . . .         106


          Statements of changes in net assets for the period
          November 9, 1994 through December 31, 1994 and for
          the year ended December 31, 1995 . . . . . . . . . . . .         108


          Notes to Financial Statements. . . . . . . . . . . . . .         112


          Financial highlights for the period November
          9, 1994 through December 31, 1994 and for the year
          ended December 31, 1995. . . . . . . . . . . . . . . . .         118


          Portfolio of Investments at June 30, 1996
          (unaudited). . . . . . . . . . . . . . . . . . . . . . .         121

          Statements of assets and liabilities at
          June 30, 1996 (unaudited). . . . . . . . . . . . . . . .         170

          Statements of operations for the six months ended
          June 30, 1996 (unaudited). . . . . . . . . . . . . . . .         172

          Statements of changes in net assets for the six
          months ended June 30, 1996 (unaudited) and for the
          year ended December 31, 1995 . . . . . . . . . . . . . .         174

          Notes to Financial Statement (unaudited) . . . . . . . .         178

          Financial highlights for the period November
          9, 1994 (commencement of operations) through
          December 31, 1994 and the fiscal year ended December
          31, 1995 and (unaudited) for the six months ended
          June 30, 1996. . . . . . . . . . . . . . . . . . . . . .         184



     (3)  Financial statements included in Part C:

          None

   (b)    Exhibits:

1.      --     Instrument Establishing and Designating Additional
               Series of Shares

5.      --     Instrument adding new portfolio to Investment
               Management Agreement with Dean Witter InterCapital
               Inc.

9.      --     Form of Services Agreement between Registrant and Dean Witter
               Services Company Inc.

11.     --     Consent of Independent Accountants


27.     --     Financial Data Schedules

---------------
All other exhibits previously filed and incorporated by reference.


Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          None

Item 26.  NUMBER OF HOLDERS OF SECURITIES.

     (1)                                       (2)
                                     Number of Record Holders
     Title of Class                     at October 24, 1996
     --------------                  ------------------------

Shares of Beneficial Interest                     2


Item 27.  INDEMNIFICATION.

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

     Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

     Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.


Item 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     See "The Fund and Its Management" in the Prospectus regarding the business of the investment adviser. The following information is given regarding officers of Dean Witter InterCapital Inc. InterCapital is a wholly-owned subsidiary of Dean Witter, Discover & Co. The principal address of the Dean Witter Funds is Two World Trade Center, New York, New York 10048.


     The term "Dean Witter Funds" used below refers to the following registered investment companies:

CLOSED-END INVESTMENT COMPANIES
 (1) InterCapital Income Securities Inc.
 (2) High Income Advantage Trust
 (3) High Income Advantage Trust II
 (4) High Income Advantage Trust III
 (5) Municipal Income Trust
 (6) Municipal Income Trust II
 (7) Municipal Income Trust III
 (8) Dean Witter Government Income Trust
 (9) Municipal Premium Income Trust
(10) Municipal Income Opportunities Trust
(11) Municipal Income Opportunities Trust II
(12) Municipal Income Opportunities Trust III
(13) Prime Income Trust
(14) InterCapital Insured Municipal Bond Trust

(15) InterCapital Quality Municipal Income Trust
(16) InterCapital Quality Municipal Investment Trust
(17) InterCapital Insured Municipal Income Trust
(18) InterCapital California Insured Municipal Income Trust
(19) InterCapital Insured Municipal Trust
(20) InterCapital Quality Municipal Securities
(21) InterCapital New York Quality Municipal Securities
(22) InterCapital California Quality Municipal Securities
(23) InterCapital Insured California Municipal Securities
(24) InterCapital Insured Municipal Securities

OPEN-END INVESTMENT COMPANIES:
 (1) Dean Witter Short-Term Bond Fund
 (2) Dean Witter Tax-Exempt Securities Trust
 (3) Dean Witter Tax-Free Daily Income Trust
 (4) Dean Witter Dividend Growth Securities Inc.
 (5) Dean Witter Convertible Securities Trust
 (6) Dean Witter Liquid Asset Fund Inc.
 (7) Dean Witter Developing Growth Securities Trust
 (8) Dean Witter Retirement Series
 (9) Dean Witter Federal Securities Trust
(10) Dean Witter World Wide Investment Trust
(11) Dean Witter U.S. Government Securities Trust
(12) Dean Witter Select Municipal Reinvestment Fund
(13) Dean Witter High Yield Securities Inc.
(14) Dean Witter Intermediate Income Securities
(15) Dean Witter New York Tax-Free Income Fund
(16) Dean Witter California Tax-Free Income Fund
(17) Dean Witter Health Sciences Trust
(18) Dean Witter California Tax-Free Daily Income Trust
(19) Dean Witter Global Asset Allocation Fund
(20) Dean Witter American Value Fund
(21) Dean Witter Strategist Fund
(22) Dean Witter Utilities Fund
(23) Dean Witter World Wide Income Trust
(24) Dean Witter New York Municipal Money Market Trust
(25) Dean Witter Capital Growth Securities
(26) Dean Witter Precious Metals and Minerals Trust
(27) Dean Witter European Growth Fund Inc.
(28) Dean Witter Global Short-Term Income Fund Inc.
(29) Dean Witter Pacific Growth Fund Inc.
(30) Dean Witter Multi-State Municipal Series Trust
(31) Dean Witter Premier Income Trust
(32) Dean Witter Short-Term U.S. Treasury Trust
(33) Dean Witter Diversified Income Trust
(34) Dean Witter U.S. Government Money Market Trust
(35) Dean Witter Global Dividend Growth Securities
(36) Active Assets California Tax-Free Trust
(37) Dean Witter Natural Resource Development Securities Inc.
(38) Active Assets Government Securities Trust
(39) Active Assets Money Trust
(40) Active Assets Tax-Free Trust
(41) Dean Witter Limited Term Municipal Trust
(42) Dean Witter Variable Investment Series

(43) Dean Witter Value-Added Market Series
(44) Dean Witter Global Utilities Fund
(45) Dean Witter High Income Securities
(46) Dean Witter National Municipal Trust
(47) Dean Witter International SmallCap Fund
(48) Dean Witter Mid-Cap Growth Fund
(49) Dean Witter Select Dimensions Investment Series
(50) Dean Witter Balanced Growth Fund
(51) Dean Witter Balanced Income Fund
(52) Dean Witter Hawaii Municipal Trust
(53) Dean Witter Capital Appreciation Fund
(54) Dean Witter Intermediate Term U.S. Treasury Trust
(55) Dean Witter Information Fund
(56) Dean Witter Japan Fund
(57) Dean Witter Income Builder Fund
(58) Dean Witter Special Value Fund

The term "TCW/DW Funds" refers to the following registered investment companies:

OPEN-END INVESTMENT COMPANIES
 (1)  TCW/DW Core Equity Trust
 (2)  TCW/DW North American Government Income Trust
 (3)  TCW/DW Latin American Growth Fund
 (4)  TCW/DW Income and Growth Fund
 (5)  TCW/DW Small Cap Growth Fund
 (6)  TCW/DW Balanced Fund
 (7)  TCW/DW Total Return Trust
 (8)  TCW/DW Mid-Cap Equity Trust
 (9)  TCW/DW Global Telecom Trust
 (10) TCW/DW Strategic Income Trust

CLOSED-END INVESTMENT COMPANIES
 (1) TCW/DW Term Trust 2000
 (2) TCW/DW Term Trust 2002
 (3) TCW/DW Term Trust 2003
 (4) TCW/DW Emerging Markets Opportunities Trust


NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER              OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.             AND NATURE OF CONNECTION
-----------------             ------------------------------------------------

Charles A. Fiumefreddo        Executive Vice President and Director of Dean
Chairman, Chief               Witter Reynolds Inc. ("DWR"); Chairman, Chief
Executive Officer and         Executive Officer and Director of Dean Witter
Director                      Distributors Inc. ("Distributors") and Dean
                              Witter Services Company Inc. ("DWSC"); Chairman and Director of Dean Witter Trust Company
                              ("DWTC"); Chairman, Director or Trustee, President and Chief Executive Officer of the Dean Witter
                              Funds and Chairman, Chief Executive Officer and
                              Trustee of the TCW/DW Funds; Formerly Executive

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER              OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.             AND NATURE OF CONNECTION
-----------------             ------------------------------------------------

                              Vice President and Director of Dean WitterDiscover & Co. ("DWDC"); Director and/or officer of various DWDC subsidiaries.

Philip J. Purcell             Chairman, Chief Executive Officer and Director of
Director                      of DWDC and DWR; Director of DWSC and
                              Distributors; Director or Trustee of the Dean
                              Witter Funds; Director and/or officer of various
                              DWDC subsidiaries.

Richard M. DeMartini          Executive Vice President of DWDC; President and
Director                      Chief Operating Officer of Dean Witter Capital;
                              Director of DWR, DWSC, Distributors and DWTC;
                              Trustee of the TCW/DW Funds; Member (since
                              January, 1993) and Chairman (since January, 1995) of the Board of Directors of NASDAQ.

James F. Higgins              Executive Vice President of DWDC; President and
Director                      Chief Operating Officer of Dean Witter Financial;
                              Director of DWR, DWSC, Distributors and DWTC.

Thomas C. Schneider           Executive Vice President and Chief Financial
Executive Vice                Officer of DWDC, DWR, DWSC and Distributors;
President, Chief              Director of DWR, DWSC and Distributors.
Financial Officer and
Director

Christine A. Edwards          Executive Vice President, Secretary and General
Director                      Counsel of DWDC and DWR; Executive Vice President,
                              Secretary and Chief Legal Officer of Distributors;
                              Director of DWR, DWSC and Distributors.

Robert M. Scanlan             President and Chief Operating Officer of DWSC,
President and Chief           Executive Vice President of Distributors;
Operating Officer             Executive Vice President and Director of DWTC;
                              Vice President of the Dean Witter Funds and the
                              TCW/DW Funds.

John Van Heuvelen             President, Chief Operating Officer and Director
Executive Vice                of DWTC.
President

Joseph J. McAlinden
Executive Vice President
and Chief Investment
Officer                       Vice President of the Dean Witter Funds and
                              Director of DWTC.

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER              OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.             AND NATURE OF CONNECTION
-----------------             ------------------------------------------------

Sheldon Curtis                Assistant Secretary of DWR; Senior Vice President,
Senior Vice President,        Secretary and General Counsel of DWSC; Senior Vice
General Counsel and           President, Assistant General Counsel and Assistant
Secretary                     Secretary of Distributors; Senior Vice President
                              and Secretary of DWTC; Vice President, Secretary and General Counsel of the Dean Witter Funds and the TCW/DW Funds.

Peter M. Avelar
Senior Vice President         Vice President of various Dean Witter Funds.

Mark Bavoso
Senior Vice President         Vice President of various Dean Witter Funds.

Richard Felegy
Senior Vice President

Edward Gaylor
Senior Vice President         Vice President of various Dean Witter Funds.

Robert S. Giambrone
Senior Vice President         Senior Vice President of DWSC, Distributors and
                              DWTC and Director of DWTC; Vice Presidentof the
                              Dean Witter Funds and the TCW/DW Funds.

Rajesh K. Gupta
Senior Vice President         Vice President of various Dean Witter Funds.

Kenton J. Hinchcliffe
Senior Vice President         Vice President of various Dean Witter Funds.

Kevin Hurley
Senior Vice President         Vice President of various Dean Witter Funds.

Jenny Beth Jones              Vice President of Dean Witter Special Value Fund
Senior Vice President

John B. Kemp, III             Director of the Provident Savings Bank, Jersey
Senior Vice President         City, New Jersey.

Anita Kolleeny
Senior Vice President         Vice President of various Dean Witter Funds.

Jonathan R. Page
Senior Vice President         Vice President of various Dean Witter Funds.

Ira N. Ross
Senior Vice President         Vice President of various Dean Witter Funds.

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER              OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.             AND NATURE OF CONNECTION
-----------------             ------------------------------------------------

Rochelle G. Siegel
Senior Vice President         Vice President of various Dean Witter Funds.

Paul D. Vance
Senior Vice President         Vice President of various Dean Witter Funds.

Elizabeth A. Vetell
Senior Vice President

James F. Willison
Senior Vice President         Vice President of various Dean Witter Funds.

Ronald J. Worobel
Senior Vice President         Vice President of various Dean Witter Funds.

Thomas F. Caloia              First Vice President and Assistant Treasurer of
First Vice President          DWSC, Assistant Treasurer of Distributors;
and Assistant                 Treasurer and Chief Financial Officer of the
Treasurer                     Dean Witter Funds and the TCW/DW Funds.

Marilyn K. Cranney            Assistant Secretary of DWR; First Vice President
First Vice President          and Assistant Secretary of DWSC; Assistant
and Assistant Secretary       Secretary of the Dean Witter Funds and the TCW/DW
                              Funds.

Barry Fink                    First Vice President and Assistant Secretary of
First Vice President          DWSC; Assistant Secretary of the Dean Witter
and Assistant Secretary       Funds and the TCW/DW Funds.

Michael Interrante            First Vice President and Controller of DWSC;
First Vice President          Assistant Treasurer of Distributors;First Vice
and Controller                President and Treasurer of DWTC.

Robert Zimmerman
First Vice President

Joan Allman
Vice President

Joseph Arcieri
Vice President                Vice President of various Dean Witter Funds.

Kirk Balzer
Vice President                Vice President of Dean Witter Mid-Cap Growth Fund


Douglas Brown
Vice President

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER              OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.             AND NATURE OF CONNECTION
-----------------             ------------------------------------------------

Philip Casparius
Vice President

Thomas Chronert
Vice President

Rosalie Clough
Vice President

Patricia A. Cuddy
Vice President                Vice President of various Dean Witter Funds.

B. Catherine Connelly
Vice President

Salvatore DeSteno
Vice President                Vice President of DWSC.

Frank J. DeVito
Vice President                Vice President of DWSC.

Dwight Doolan
Vice President

Bruce Dunn
Vice President

Jeffrey D. Geffen
Vice President

Deborah Genovese
Vice President

Peter W. Gurman
Vice President

John Hechtlinger
Vice President

Peter Hermann
Vice President                Vice President of various Dean Witter Funds

Elizabeth Hinchman
Vice President

David Hoffman
Vice President

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER              OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.             AND NATURE OF CONNECTION
-----------------             ------------------------------------------------

David Johnson
Vice President

Christopher Jones
Vice President

James Kastberg
Vice President

Stanley Kapica
Vice President

Michael Knox
Vice President                Vice President of various Dean Witter Funds

Konrad J. Krill
Vice President                Vice President of various Dean Witter Funds.


Paula LaCosta
Vice President                Vice President of various Dean Witter Funds.

Thomas Lawlor
Vice President

Gerard Lian
Vice President                Vice President of various Dean Witter Funds.

LouAnne D. McInnis            Vice President and Assistant Secretary of DWSC;
Vice President and            Assistant Secretary of the Dean Witter Funds and
Assistant Secretary           the TCW/DW Funds.

Sharon K. Milligan
Vice President

Julie Morrone
Vice President

David Myers
Vice President

James Nash
Vice President

Richard Norris
Vice President

Anne Pickrell
Vice President                Vice President of Dean Witter Global Short-
                              Term Income Fund Inc.

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER              OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.             AND NATURE OF CONNECTION
-----------------             ------------------------------------------------

Hugh Rose
Vice President

Robert Rossetti
Vice President

Ruth Rossi                    Vice President and Assistant Secretary of DWSC;
Vice President and            Assistant Secretary of the Dean Witter Funds and
Assistant Secretary           the TCW/DW Funds.

Carl F. Sadler
Vice President

Rafael Scolari
Vice President                Vice President of Prime Income Trust

Peter Seeley                  Vice President of Dean Witter World
Vice President                Wide Income Trust


Jayne M. Stevlingson
Vice President                Vice President of various Dean Witter Funds.

Kathleen Stromberg
Vice President                Vice President of various Dean Witter Funds.

Vinh Q. Tran
Vice President                Vice President of various Dean Witter Funds.

Alice Weiss
Vice President                Vice President of various Dean Witter Funds.


Item 29.    PRINCIPAL UNDERWRITERS

          NONE

Item 30.    LOCATION OF ACCOUNTS AND RECORDS

       All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 31.    MANAGEMENT SERVICES

        Registrant is not a party to any such management-related service contract.

Item 32.    UNDERTAKINGS

        Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 16th day of October, 1996.


                           DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES

                                       By     /s/ Sheldon Curtis
                                          --------------------------------
                                                  Sheldon Curtis
                                           Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signatures                    Title                          Date
     ----------                    -----                          ----

(1) Principal Executive Officer    President, Chief
                                   Executive Officer,
                                   Trustee and Chairman
By  /s/ Charles A. Fiumefreddo                                   10/16/96
    --------------------------
        Charles A. Fiumefreddo

(2) Principal Financial Officer    Treasurer and Principal
                                   Accounting Officer

By  /s/ Thomas F. Caloia                                         10/16/96
    --------------------------
        Thomas F. Caloia

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell


By  /s/ Sheldon Curtis                                           10/16/96
    --------------------------
        Sheldon Curtis
        Attorney-in-Fact

    Michael Bozic              Manuel H. Johnson
    Edwin J. Garn              Michael E. Nugent
    John R. Haire              John L. Schroeder


By   /s/ David Butowsky                                          10/16/96
    --------------------------
         David Butowsky
        Attorney-in-Fact

                                  EXHIBIT INDEX



1.      --     Instrument Establishing and Designating Additional
               Series of Shares

5.      --     Instrument adding new portfolio to Investment
               Management Agreement with Dean Witter InterCapital
               Inc.

9.      --     Form of Services Agreement between Registrant and Dean Witter
               Services Company Inc.

11.     --     Consent of Independent Accountants


27.     --     Financial Data Schedules

---------------
All other exhibits previously filed and incorporated by reference.